UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 99.8%
	U.S. Treasury Bills — 56.2% (n)
886,850	0.020%, 06/05/14	886,848
1,000,000	0.020%, 07/10/14	999,978
1,600,000	0.029%, 07/24/14	1,599,932
4,000,000	0.041%, 06/12/14	3,999,950
3,993,359	0.044%, 06/19/14	3,993,271
1,500,000	0.050%, 06/26/14 (m)	1,499,948

		12,979,927

	U.S. Treasury Notes — 43.6%
195,000	0.125%, 07/31/14	195,014
1,678,300	0.250%, 06/30/14	1,678,534
200,000	0.250%, 09/15/14	200,117
175,000	0.250%, 01/15/15	175,134
300,000	0.500%, 08/15/14	300,261
115,000	0.500%, 10/15/14	115,172
525,000	0.625%, 07/15/14	525,350
1,030,000	2.375%, 09/30/14	1,037,895
1,515,000	2.375%, 10/31/14	1,529,494
285,000	2.625%, 06/30/14	285,582
2,615,000	2.625%, 07/31/14	2,626,174
1,375,000	4.250%, 08/15/14	1,386,968

		10,055,695

	Total U.S. Treasury Obligations (Cost $23,035,622)	23,035,622

	Total Investments — 99.8% (Cost $23,035,622) *	23,035,622
	Other Assets in Excess of Liabilities — 0.2%	52,876

	NET ASSETS — 100.0%	$23,088,498

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$23,035,622	$—	$23,035,622

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 12.4% (n)
	California — 12.4%
	California Statewide Communities Development Authority
10,000	0.110%, 10/06/14	10,000
10,000	0.140%, 11/17/14	10,000
19,000	0.150%, 12/01/14	19,000
15,865	0.150%, 02/02/15	15,865
10,000	0.150%, 02/02/15	10,000
20,000	0.170%, 07/15/14	20,000
15,000	0.180%, 07/09/14	15,000
7,000	0.180%, 08/04/14 (m)	7,000
3,000	0.190%, 06/03/14	3,000
20,000	0.200%, 06/02/14	20,000
	East Bay Municipal Utility District, Water System
23,000	0.090%, 06/04/14	23,000
10,000	0.090%, 06/16/14	10,000
5,300	Los Angeles County Capital Asset Leasing Corp., Series C, 0.090%, 06/02/14	5,300
2,150	San Francisco City & County Airports Commission, Series A-3, 0.150%, 06/18/14	2,150
22,700	Woodland Finance Authority, Water, 0.100%, 08/01/14	22,700

	Total Commercial Paper (Cost $193,015)	193,015

Daily Demand Notes — 2.1%
	California — 2.1%
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
6,445	Series A, Rev., VRDO, LOC: Union Bank N.A., 0.060%, 06/02/14	6,445
11,350	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 06/02/14	11,350
500	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 06/02/14	500
8,195	California Pollution Control Financing Authority, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.040%, 06/02/14	8,195
	Irvine Ranch Water District, Improvement Districts Consolidated,
1,340	Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 06/02/14	1,340
1,830	Series B, GO, VRDO, LOC: Bank of America N.A., 0.050%, 06/02/14	1,830
2,000	Irvine Unified School District, Community Facilities District No. 09-1, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 06/02/14	2,000
325	University of California, Regents Medical Center, Series B-1, Rev., VRDO, 0.040%, 06/02/14	325

	Total Daily Demand Notes (Cost $31,985)	31,985

Monthly Demand Note — 0.3%
	California — 0.3%
3,800	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/02/14 (Cost $3,800)	3,800

Municipal Bonds — 5.9%
	California — 5.9%
17,550	California Education Notes Program, Fiscal Year 2013-14, Series A, Rev., 1.000%, 06/30/14	17,561
10,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	10,022
5,000	County of Kern, Panama-Buena Vista Union School District, GO, TRAN, 1.500%, 09/01/14	5,017
10,000	County of Riverside, Teeter, Series D, Rev., 2.000%, 10/15/14	10,067
10,000	County of San Mateo, Sequoia Union High School District, GO, TRAN, 1.500%, 07/02/14	10,011
5,000	County of Santa Clara, Los Altos School District, GO, TRAN, 1.500%, 06/30/14	5,005
9,000	El Dorado, Nevada, Placer & Sacramento Counties, Sierra Joint Community College District, GO, TRAN, 1.500%, 07/08/14	9,011
24,090	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	24,116

	Total Municipal Bonds (Cost $90,810)	90,810

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Semi-Annual Demand Note — 0.6%
	California — 0.6%
9,710	Oxnard Financing Authority, Municipal Securities Trust Receipts, Series SGC-43, Class A, Rev., VRDO, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 06/09/14 (e) (Cost $9,710)	9,710

Weekly Demand Notes — 68.9%
	California — 68.9%
4,545	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Geneva Pointe Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	4,545
1,500	ABAG Finance Authority for Nonprofit Corps., Multi-Family Housing, Reardon Heights Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.100%, 06/09/14	1,500
20,530	Alameda & Contra Costa Counties, East Bay Municipal Utility District, Water System, Series A-2, Rev., VRDO, LIQ: U.S. Bank N.A., 0.050%, 06/09/14	20,530
3,945	Alameda County Industrial Development Authority, Plyproperties Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/09/14	3,945
1,900	Alameda County Industrial Development Authority, United Manufacturing Assembly, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/09/14	1,900
200	Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments, Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.060%, 06/09/14	200
5,000	Anaheim Public Financing Authority, Series ROCS-RR-II-R-861, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.210%, 06/09/14 (e)	5,000
5,315	Austin Trust, Various States, Series 2008-1154, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.110%, 06/09/14 (e)	5,315
	Barclays Capital Municipal Trust Receipts, Various States,
3,810	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 06/09/14 (e)	3,810
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 06/09/14 (e)	3,750
7,500	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 06/09/14 (e)	7,500
11,259	Bay Area Toll Authority, California Toll Bridge, Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	11,259
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
8,300	Series A-2, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 06/09/14	8,300
3,000	Series E-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 06/09/14	3,000
4,580	Beverly Hills Public Financing Authority, Series ROCS RR II R-14013, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	4,580
4,600	California Economic Development Financing Authority, Industrial Development, Killion Industries, Inc. Project, Rev., VRDO, LOC: Union Bank N.A., 0.070%, 06/09/14	4,600
3,000	California Educational Facilities Authority, Series 3346, Rev., VAR, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	3,000
2,550	California Health Facilities Financing Authority, City of Hope, Series C, Rev., VRDO, 0.050%, 06/09/14	2,550
	California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program,
24,140	Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/09/14	24,140
7,350	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	7,350
17,500	California Health Facilities Financing Authority, Memorial Health Services, Series B, Rev., VRDO, 0.130%, 06/09/14 (i)	17,500
3,915	California Health Facilities Financing Authority, St. Joseph Health System, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 06/09/14	3,915
	California Health Facilities Financing Authority, Stanford Hospital & Clinics,
8,200	Series B-1, Rev., VRDO, 0.050%, 06/09/14	8,200
20,000	Series C, Rev., VRDO, 0.140%, 06/09/14 (i)	20,000
4,620	California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	4,620

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
4,465	California Infrastructure & Economic Development Bank, Industrial Development, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank N.A., 0.110%, 06/09/14	4,465
4,100	California Infrastructure & Economic Development Bank, Industrial Development, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/09/14	4,100
4,000	California Infrastructure & Economic Development Bank, Industrial Development, Prinsco, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	4,000
5,800	California Infrastructure & Economic Development Bank, Le Lycee Francais de Los Angeles Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/09/14	5,800
13,625	California Infrastructure & Economic Development Bank, Orange County Performing Arts Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	13,625
9,500	California Infrastructure & Economic Development Bank, Santa Barbara Center for the Performing Arts, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	9,500
1,900	California Pollution Control Financing Authority, Resource Recovery, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.090%, 06/09/14	1,900
8,605	California State Department of Veterans Affairs, Series ROCS-RR-II-R-11444, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/09/14 (e)	8,605
6,225	California State University, Series ROCS RR II R-11568, Rev., VAR, BHAC-CR, FSA, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	6,225
26,430	California Statewide Communities Development Authority, Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	26,430
9,715	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.060%, 06/09/14	9,715
605	California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project, Series OO, Rev., VRDO, LOC: Citibank N.A., 0.160%, 06/09/14	605
6,235	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	6,235
1,970	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.070%, 06/09/14	1,970
7,605	California Statewide Communities Development Authority, Multi-Family Housing, Harmony Court Apartments, Series E, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	7,605
2,700	California Statewide Communities Development Authority, Multi-Family Housing, Hermosa Vista Apartments, Series XX, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/09/14	2,700
12,745	California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	12,745
8,350	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	8,350
11,200	California Statewide Communities Development Authority, Multi-Family Housing, Pavillions at Sunrise Apartments, Series M, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	11,200
12,945	California Statewide Communities Development Authority, New Morgan Hill Country School, Rev., VRDO, LOC: Comerica Bank, 0.070%, 06/09/14	12,945
8,465	California Statewide Communities Development Authority, Penny Lane Centers Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/09/14	8,465
1,100	California Statewide Communities Development Authority, The Master’s College, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 06/09/14	1,100

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
800	City & County of San Francisco, Multi-Family Housing, Folsom-Dore Apartment Project, Series A, Rev., VRDO, LOC: Citibank N.A., 0.110%, 06/09/14	800
17,265	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank N.A., 0.040%, 06/09/14	17,265
4,550	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	4,550
5,814	City of Irvine Reassessment District No. 04-20, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 06/09/14	5,814
19,400	City of Irvine, Improvement Bond Act of 1915, District No. 93-14, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 06/09/14	19,400
15,505	City of Livermore, Capital Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.050%, 06/09/14	15,505
9,545	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	9,545
2,400	City of Los Angeles, Multi-Family Housing, La Brea Apartments Project, Series G, Rev., VRDO, LOC: Citibank N.A., 0.080%, 06/09/14	2,400
7,185	City of Los Angeles, Wastewater Systems, EAGLE, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.080%, 06/09/14	7,185
4,800	City of Manhattan Beach, COP, VRDO, LOC: Union Bank N.A., 0.060%, 06/09/14	4,800
3,025	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 06/09/14	3,025
4,100	City of Modesto, Multi-Family Housing, Westdale Commons Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 06/09/14	4,100
	City of Palo Alto,
3,120	Series ROCS-RR-II-R-11859, GO, VAR, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	3,120
3,160	Series ROCS-RR-II-R-11954, GO, VAR, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	3,160
24,250	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	24,250
3,900	City of Riverside, Electric, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 06/09/14	3,900
2,510	City of Santa Clara, Electric, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 06/09/14	2,510
6,200	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	6,200
4,400	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.030%, 06/09/14	4,400
695	County of Contra Costa, City of Richmond, Wastewater, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.060%, 06/09/14	695
8,000	County of Contra Costa, Multi-Family Housing, The Park Regency, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	8,000
3,700	County of Orange, Apartment Development, Riverbend Apartments, Series B, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	3,700
1,810	County of Orange, Apartment Development, Villas La Paz, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 06/09/14	1,810
4,730	County of San Diego, COP, VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	4,730
5,360	County of San Mateo, Sequoia Union High School District, Series 2160, GO, VRDO, AGM, LIQ: Well Fargo Bank & Co., 0.210%, 06/09/14 (e)	5,360
	Deutsche Bank Spears/Lifers Trust, Various States,
7,805	Series DB-294, Rev., VAR, FGIC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	7,805
8,425	Series DB-304, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	8,425
9,350	Series DB-324, GO, VAR, FGIC, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	9,350
9,900	Series DB-419, GO, VAR, AGM, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	9,900

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
27,865	Series DB-422, GO, VAR, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	27,865
12,520	Series DB-424, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	12,520
9,670	Series DB-429, GO, VAR, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	9,670
17,850	Series DB-466, Rev., VAR, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	17,850
5,055	Series DB-617, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.110%, 06/09/14	5,055
9,488	Series DB-648, GO, VAR, AGM, NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	9,488
5,355	Series DB-1114, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	5,355
1,765	Series DBE-625, Rev., VAR, AMBAC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	1,765
15,730	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	15,730
	Eastern Municipal Water District, Water and Sewer,
825	Series A, COP, VRDO, LIQ: Well Fargo Bank N.A., 0.040%, 06/09/14	825
11,000	Series C, COP, VRDO, LIQ: Mizuho Bank Ltd., 0.060%, 06/09/14	11,000
	Eclipse Funding Trust, Solar Eclipse, Various States,
1,105	Series 0037, Rev., VAR, AGM, LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	1,105
7,755	Series 0037, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	7,755
7,945	Series 0065, Rev., VAR, LOC: U.S. Bank N.A., 0.060%,06/09/14 (e)	7,945
30,950	Foothill-De Anza Community College District, Series 1844, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.060%, 06/09/14	30,950
7,425	Grossmont-Cuyamaca Community College District, Series ROCS-RR-II-R-11519, GO, VAR, AGC, LIQ: Citibank N.A., 0.100%, 06/09/14	7,425
1,000	Lancaster Redevelopment Agency, Multi-Family Housing, 20th Street Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	1,000
4,300	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Metropolitan Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.030%, 06/09/14	4,300
7,400	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Rental Academy Village Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	7,400
1,486	Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270, Series A, Rev., VRDO, LOC: Citibank N.A., 0.100%, 06/09/14	1,486
2,900	Los Angeles County Community Development Commission, Willowbrook Project, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/09/14	2,900
13,400	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	13,400
	Los Angeles Department of Water & Power, Power System,
4,150	Series A, Subseries A-5, Rev., VRDO, 0.040%, 06/09/14	4,150
10,900	Series A, Subseries A-7, Rev., VRDO, LIQ: U.S. Bank N.A., 0.050%, 06/09/14	10,900
7,150	Series B, Subseries B-2, Rev., VRDO, 0.040%, 06/09/14	7,150
8,200	Los Angeles Department of Water & Power, Water System, Series B, Subseries B-1, Rev., VRDO, LIQ: Royal Bank of Canada, 0.040%, 06/09/14	8,200
	Metropolitan Water District of Southern California, Water,
11,745	Series A-1, Rev., VRDO, LIQ: U.S. Bank N.A., 0.050%, 06/09/14	11,745
860	Series A-2, Rev., VRDO, LIQ: U.S. Bank N.A., 0.050%, 06/09/14	860
15,750	Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts, Series SGC-44, Class A, Rev., VRDO, NATL-RE, LOC: Societe Generale, 0.070%, 06/09/14	15,750

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
5,240	Orange County Water District, Series 3192, COP, VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	5,240
20,260	Palomar Pomerado Health, Series 2234, GO, VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.110%, 06/09/14 (e)	20,260
	Puttable Floating Option Tax-Exempt Receipts,
4,910	Series MT-841, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 06/09/14 (e)	4,910
4,000	Series PT-4694, Rev., VAR, AMBAC, LIQ: Bank of America N.A., 0.060%, 06/09/14 (e)	4,000
10,110	Series PT-4698, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	10,110
	RBC Municipal Products, Inc. Trust, Various States,
20,000	Series E-21, Rev., VRDO, LOC: Royal Bank of Canada, 0.060%, 06/09/14 (e)	20,000
4,000	Series O-48, Rev., VAR, LIQ: Royal Bank of Canada, 0.060%, 06/09/14 (e)	4,000
5,125	Rib Floater Trust, Various States, Series 24U, Rev., VRDO, LIQ: Barclays Bank plc, 0.060%, 06/09/14 (e)	5,125
1,675	Riverside County Transportation Commission, Series ROCS-RR-II-R14064, Rev., VAR, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	1,675
800	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.100%, 06/09/14	800
43,600	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 0.070%, 06/09/14 (e)	43,600
2,500	Sacramento County Sanitation Districts Financing Authority, Sub-Lien, Sacramento Regional County Sanitation District, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.030%, 06/09/14	2,500
4,580	Sacramento Housing Authority, Multi-Family Housing, The Lofts at Natomas Apartments, Series F, Rev., VAR, FNMA, LIQ: FNMA, 0.080%, 06/09/14	4,580
2,600	Sacramento Municipal Utility District, Sub-Electic, Series L, Rev., VRDO, LOC: U.S. Bank N.A., 0.040%, 06/09/14	2,600
3,285	Sacramento Suburban Water District, Series A, COP, VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/09/14	3,285
3,600	San Diego Housing Authority, Multi-Family Housing, Studio 15, Series B, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	3,600
8,800	San Francisco City & County Airport Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 06/09/14	8,800
19,465	San Francisco City & County Public Utilities Commission, Water, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.090%, 06/09/14 (e)	19,465
700	San Francisco City & County Redevelopment Agency, Community Facilities District No.4, Mission Bay North Public Improvements, GO, VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	700
700	San Francisco City & County Redevelopment Agency, Multi-Family Housing, Maria Manor Apartments, Series F, Rev., VRDO, LOC: Citibank N.A., 0.090%, 06/09/14	700
7,760	San Marcos Unified School District, Series ROCS RR II R-11998X, GO, VAR, LIQ: Citibank N.A., 0.090%, 06/09/14 (e)	7,760
2,520	San Rafael Redevelopment Agency, Multi-Family Housing, San Rafael Commons Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.130%, 06/09/14	2,520
1,445	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/09/14	1,445
7,530	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 06/09/14	7,530
6,725	Southern California Public Power Authority, Magnolia Power Project A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 06/09/14	6,725
2,650	State of California, Series ROCS-RR-II-R-11878, GO, VRDO, LIQ: Citibank N.A., 0.120%, 06/09/14 (e)	2,650

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	California — continued
31,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, GO, VRDO, LIQ: Societe Generale, 0.070%, 06/09/14	31,000
1,035	University of California, Series AL-4, Rev., VRDO, 0.030%, 06/09/14	1,035
4,700	Upland Housing Authority, Multi-Family Housing, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/0914	4,700
	Wells Fargo Stage Trust, Various States,
6,000	Series 7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.090%, 06/09/14 (e)	6,000
7,500	Series PO5-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 06/09/14 (e)	7,500
800	West Covina Public Financing Authority, Golf Course Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	800
12,855	Western Municipal Water District Facilities Authority, Water, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.030%, 06/09/14	12,855

	Total Weekly Demand Notes (Cost $1,071,012)	1,071,012

SHARES
Variable Rate Demand Preferred Shares — 9.0%
	Nuveen California AMT-Free Muni Income Fund
26,500	LIQ: Deutsche Bank AG, 0.160%, 06/09/14 # (e)	26,500
35,000	LIQ: Morgan Stanley Bank, 0.210%, 06/09/14 # (e)	35,000
	Nuveen California Dividend Advantage Municipal Fund
14,000	LIQ: Barclays Bank plc, 0.140%, 06/09/14 # (e)	14,000
7,000	LIQ: Morgan Stanley Bank, 0.210%, 06/09/14 # (e)	7,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., LIQ: Royal Bank of Canada, 0.140%, 06/09/14 # (e)	10,000
19,000	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 # (e)	19,000
6,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 # (e)	6,000
23,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 # (e)	23,000

	Total Variable Rate Demand Preferred Shares (Cost $140,500)	140,500

	Total Investments — 99.2% (Cost $1,540,832) *	1,540,832
	Other Assets in Excess of Liabilities — 0.8%	12,821

	NET ASSETS — 100.0%	$1,553,653

Percentages indicated are based on net assets.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GO	—	General Obligation
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,540,832	$—	$1,540,832

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio of Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 91.6% (t)
	California — 89.3%
	Certificate of Participation/Lease — 7.1%
1,000	Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation, Series C, Rev., AGM, Zero Coupon, 09/01/19	911
2,000	California State Public Works Board, California State University, Various California State University, Series A, Rev., NATL-RE, FGIC, 5.250%, 10/01/17	2,293
1,500	California State Public Works Board, Department Development Services, Porterville, Developmental Center Housing Expansion & Recreation Complex, Series C, Rev., 6.000%, 04/01/25	1,779
1,250	City & County of San Francisco, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,419
1,500	County of Monterey, COP, AGM, 5.000%, 08/01/20	1,731
	Irvine Ranch Water District,
2,540	COP, 5.000%, 03/01/25	2,975
1,000	COP, 5.000%, 03/01/26	1,169
1,500	COP, 5.000%, 03/01/27	1,753
2,225	Los Angeles City, Sonnenblick-Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	2,236
1,240	Sacramento City Financing Authority, Capital Improvement, Series A, Rev., AMBAC, 5.000%, 12/01/19	1,358
130	San Mateo County, Joint Powers Financing Authority, Capital Projects Program, Rev., NATL-RE, 6.500%, 07/01/15	134
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., NATL-RE, 6.250%, 07/01/24	1,793

		19,551

	Education — 3.3%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,153
1,500	California Educational Facilities Authority, Stanford University, Series T-5, Rev., 5.000%, 03/15/23	1,861
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,195
1,915	County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation, Series B, GO, AGC, Zero Coupon, 08/01/24	1,401
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,266
1,000	University of California Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,056

		8,932

	General Obligation — 28.9%
500	City of Irvine, Improvement Bond Act of 1915, District No. 12-1, GO, 3.000%, 09/02/14	503
1,500	Counties of Napa & Sonoma, Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	1,174
1,000	Counties of Sonoma, Mendocino, & Marin, Sonoma County Junior College District, GO, 5.000%, 08/01/27	1,191
1,210	County of Contra Costa, Mount Diablo Unified School District, Election of 2010, Series E, GO, 5.000%, 08/01/26	1,415
1,500	County of Contra Costa, West Contra Costa Unified School District, Series D, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,426
1,500	County of Los Angeles, Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	1,164
1,000	County of Los Angeles, Glendale Community College District, Election of 2002, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	951
1,500	County of Los Angeles, Los Angeles Community College District, Election of 2003, Series E, GO, AGM, 5.000%, 08/01/19	1,650
	County of Los Angeles, Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,099
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,132
1,000	Series I, GO, 5.000%, 07/01/25	1,164
3,205	County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation, Series A, GO, Zero Coupon, 08/01/30	1,478

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
1,000	County of Los Angeles, Pasadena Unified School District, Election of 2008, Series A-1, GO, 5.000%, 08/01/20	1,175
1,500	County of Los Angeles, Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,752
3,000	County of Monterey, Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	2,107
2,000	County of Napa, Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	1,230
1,700	County of Orange, Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,831
1,000	County of Riverside, Murrieta Valley Unified School District, Election of 2006, GO, AGM, Zero Coupon, 09/01/24	687
1,000	County of Sacramento, San Juan Unified School District, Election of 2002, GO, 5.000%, 08/01/29	1,159
1,000	County of San Diego, Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	939
1,500	County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	1,031
1,000	County of San Diego, San Diego Community College District, Election of 2006, GO, 5.000%, 08/01/26	1,160
2,035	County of San Mateo, San Mateo Union High School District, Election of 2006, Series A, GO, 5.000%, 09/01/30	2,396
1,000	County of Santa Clara, Cupertino Union School District, Series A, GO, 5.000%, 08/01/27	1,192
1,000	County of Santa Clara, Foothill-De Anza Community College District, GO, 5.000%, 08/01/21	1,227
1,580	County of Santa Clara, Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,623
	County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	1,216
1,015	GO, Zero Coupon, 08/01/25	713
1,500	GO, Zero Coupon, 08/01/26	1,004
	County of Santa Clara, San Jose Unified School District,
1,610	GO, 5.000%, 08/01/24	1,897
1,750	GO, 5.000%, 08/01/28	2,045
1,500	County of Santa Clara, San Jose-Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,739
125	Los Angeles Unified School District, Series A, GO, FGIC, 6.000%, 07/01/15	133
1,115	Mendocino & Lake Countries, Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,241
1,500	Palomar Pomerado Health, Election of 2004, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,404
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,543
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	3,101
	State of California,
1,500	GO, 5.000%, 03/01/17	1,625
3,000	GO, 5.000%, 08/01/19	3,356
1,000	GO, 5.000%, 09/01/19	1,104
1,000	GO, 5.000%, 09/01/21	1,206
3,500	GO, 5.000%, 11/01/21	4,000
3,000	GO, 5.000%, 08/01/22	3,346
2,000	GO, 5.000%, 04/01/24	2,258
1,575	GO, 5.250%, 09/01/27	1,861
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,824
	State of California, Various Purpose,
2,000	GO, 5.000%, 12/01/29	2,325
2,310	GO, 5.250%, 10/01/22	2,764
1,000	GO, 5.500%, 04/01/23	1,194
1,350	GO, NATL-RE, 5.000%, 11/01/19	1,546

		79,301

	Hospital — 3.1%
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/20	1,063
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,790

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital –– continued
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,187
1,000	County of Loma Linda, Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,026
1,565	County of Tulare, Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,670
1,500	University of California Medical Center, Series D, Rev., 5.000%, 05/15/20	1,649

		8,385

	Housing — 0.4%
1,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	1,029

	Other Revenue — 19.0%
1,000	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., 5.000%, 08/01/31	1,121
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
1,175	Series F-1, Rev., 5.000%, 04/01/27	1,392
1,855	Series F-1, Rev., 5.000%, 04/01/29	2,141
1,000	California Educational Facilities Authority, University of California, Series A, Rev., 5.000%, 10/01/23	1,245
1,500	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., 5.000%, 03/01/26	1,703
1,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 08/15/18	1,163
	California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford,
580	Series A, Rev., 5.000%, 08/15/27	683
850	Series A, Rev., 5.000%, 08/15/28	994
655	Series A, Rev., 5.000%, 08/15/30	752
1,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., 5.000%, 07/01/28	1,153
1,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	1,163
1,000	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund, Series A, Rev., 5.000%, 10/01/28	1,190
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, California Substance Abuse Treatment Facility & State Prison at Corcoran, Series J, Rev., AMBAC, 5.250%, 01/01/16	1,077
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., 5.000%, 11/01/16	1,103
1,000	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Rev., VAR, 5.000%, 05/01/17	1,125
515	California Statewide Communities Development Authority, Sutter Health, Series A, Rev., 5.000%, 08/15/19	613
	City of Long Beach Harbor,
250	Series B, Rev., 5.000%, 05/15/24	311
250	Series B, Rev., 5.000%, 05/15/26	303
225	Series B, Rev., 5.000%, 05/15/27	269
1,185	County of Marin, Marin Water District Financing Authority, Water, Sub Lien, Series A, Rev., 5.000%, 07/01/28	1,380
790	County of San Mateo, Silicon Valley Clean Water, Wastewater, Rev., 5.000%, 02/01/30 (w)	925
545	Golden West Schools Financing Authority, School District, Series A, Rev., NATL-RE, 5.800%, 02/01/16	589
1,500	Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space, Series A, Rev., NATL-RE, 5.000%, 10/01/19	1,775
2,000	Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport, Series A, Rev., AMT, 5.000%, 05/15/29	2,257
	Los Angeles Harbor Department,
1,000	Series A, Rev., AMT, 5.000%, 08/01/21	1,181
1,000	Series B, Rev., 5.000%, 08/01/25	1,169
	Metropolitan Water District of Southern California, Water,
1,500	Series A, Rev., 5.000%, 10/01/29	1,750
2,000	Series F, Rev., 5.000%, 07/01/28	2,359
2,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 03/01/29	2,311

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
1,000	San Diego County Regional Airport Authority, Senior Airport, Series B, Rev., AMT, 5.000%, 07/01/28	1,125
	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series,
2,000	Series A, Rev., AMT, 5.000%, 05/01/29	2,225
1,200	Series B, Rev., 5.000%, 05/01/18	1,392
2,380	San Francisco City & County Public Utilities Commission, Water, Sub Series A, Rev., 5.000%, 11/01/26	2,788
1,500	San Francisco State Building Authority, California State San Francisco Civic Center, Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,601
2,190	San Mateo County Joint Powers Financing Authority, Capital Projects Program, Series A, Rev., 5.250%, 07/15/21	2,554
1,000	Southern California Public Power Authority, Apex Power Project, Series A, Rev., 5.000%, 07/01/30	1,173
	University of California,
1,000	Series AB, Rev., 5.000%, 05/15/26	1,177
1,500	Series AM, Rev., 5.000%, 05/15/28	1,793
1,000	Ventura County Public Financing Authority, Series A, Rev., 5.000%, 11/01/29	1,131

		52,156

	Prerefunded — 4.2%
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16 (p)	2,174
1,500	California State Public Works Board, University of California, UC Irvine Medical Center Replacement Hospital, Series A, Rev., 5.000%, 03/01/18 (p)	1,733
675	City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Back Securities, Series A, Rev., FHA/VA MTGS GNMA COLL, 7.500%, 05/01/23 (p)	864
2,000	County of Los Angeles, Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15 (p)	1,909
1,500	County of San Bernardino, San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15 (p)	1,585
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	1,317
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,058
715	San Marcos Public Facilities Authority, Rev., Zero Coupon, 01/01/19 (p)	680
120	State of California, GO, NATL-RE-IBC, 6.250%, 10/01/19 (p)	122

		11,442

	Special Tax — 2.4%
850	Colton Public Financing Authority, Tax Allocation, Colton Redevelopment Projects, Series A, Rev., NATL-RE, 5.000%, 08/01/18	852
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,356
305	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Series W, Rev., NATL-RE, 5.000%, 02/01/18	306
1,500	San Francisco Bay Area Rapid Transit District, Rev., 5.000%, 07/01/27	1,699
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,323

		6,536

	Transportation — 7.3%
1,500	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.000%, 04/01/25	1,732
	City of Long Beach Harbor,
1,000	Series A, Rev., 5.000%, 05/15/25	1,143
1,500	Series B, Rev., 5.000%, 05/15/26	1,704
1,500	County of Sacramento, Airport System, Series A, Rev., AGM, 5.000%, 07/01/22	1,713
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,317
1,000	Series A, Rev., 5.000%, 05/15/27	1,158
1,250	Series E, Rev., 4.500%, 05/15/16	1,354
	Los Angeles Harbor Department, Los Angeles International Airport,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,676

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,074
1,500	Port of Oakland, Intermediate Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,531
	San Francisco City & County Airports Commission, Second Series,
1,000	Series 32F, Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,170
1,500	Series 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,720
1,500	Series C-1, Rev., AGM, 5.000%, 05/01/17	1,697

		19,989

	Utility — 6.2%
1,535	Anaheim Public Financing Authority, Anaheim Anaheim Electric Systems Distribution Facilities, Series A, Rev., 5.000%, 10/01/22	1,748
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Anaheim Electric System Distribution Facilities, Rev., NATL-RE, 5.250%, 10/01/16	3,185
1,000	California State Department of Water Resources, Power Supply, Series H, Rev., 5.000%, 05/01/22	1,162
2,860	City of Burbank, Water & Power Electric, Series A, Rev., 5.000%, 06/01/22	3,319
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,705
	Los Angeles Department of Water & Power, Power System,
1,500	Series B, Rev., 5.000%, 07/01/23	1,776
1,500	Series B, Rev., 5.250%, 07/01/23	1,795
2,135	Southern California Public Power Authority, Gas Project, Project No. 1, Series A, Rev., 5.000%, 11/01/18	2,404

		17,094

	Water & Sewer — 7.4%
	California State Department of Water Resources, Central Valley Project Water System,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,927
2,500	Series AF, Rev., 5.000%, 12/01/25	2,916
1,500	Series AG, Rev., 5.000%, 12/01/24	1,782
1,500	City of Santa Rosa, Capital Appreciation, Wastewater, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	1,094
1,500	Counties of Alameda & Contra Costa, East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,760
1,500	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.250%, 07/01/24	1,791
1,000	Metropolitan Water District of Southern California, Water, Series D, Rev., 5.000%, 07/01/20	1,182
1,500	Sacramento County Sanitation Districts Financing Authority, Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,637
1,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.000%, 05/15/25	1,743
	San Diego Public Facilities Financing Authority, Water,
1,000	Series A, Rev., 5.000%, 08/01/21	1,161
2,000	Series B, Rev., 5.000%, 08/01/25	2,298

		20,291

	Total California	244,706

	Illinois — 0.8%
	Transportation — 0.8%
2,000	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,134

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,176

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,128

	Puerto Rico — 0.1%
	Other Revenue — 0.1%
300	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	310

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 0.2%
	General Obligation — 0.2%
550	County of Charleston, GO, NATL-RE-IBC, 3.000%, 09/01/14	554

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas Transportation Commission, State Highway Fund First Tier, Rev., 5.000%, 04/01/16 (p)	1,087

	Total Municipal Bonds (Cost $230,609)	251,095

SHARES
Short-Term Investment — 8.4%
	Investment Company — 8.4%
22,906	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $22,906)	22,906

	Total Investments — 100.0% (Cost $253,515)	274,001
	Liabilities in Excess of Other Assets — 0.0% (g)	(134)

	NET ASSETS — 100.0%	$273,867

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and/or unfunded commitments.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,673
Aggregate gross unrealized depreciation	(187)

Net unrealized appreciation/depreciation	$20,486

Federal income tax cost of investments	$253,515

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$19,551	$—	$19,551
Education	—	8,932	—	8,932
General Obligation	—	79,301	—	79,301
Hospital	—	8,385	—	8,385
Housing	—	1,029	—	1,029
Other Revenue	—	52,156	—	52,156
Prerefunded	—	11,442	—	11,442
Special Tax	—	6,536	—	6,536
Transportation	—	19,989	—	19,989
Utility	—	17,094	—	17,094
Water & Sewer	—	20,291	—	20,291

Total California	—	244,706	—	244,706

Illinois
Transportation	—	2,134	—	2,134
Kentucky
Certificate of Participation/Lease	—	1,176	—	1,176
Pennsylvania
Hospital	—	1,128	—	1,128
Puerto Rico
Other Revenue	—	310	—	310
South Carolina
General Obligation	—	554	—	554
Texas
Transportation	—	1,087	—	1,087

Total Municipal Bonds	—	251,095	—	251,095

Short-Term Investment
Investment Company	22,906	—	—	22,906

Total Investments in Securities	$22,906	$251,095	$—	$274,001

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 90.2%
		Consumer Discretionary — 7.7%
		Auto Components — 0.1%
	650	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	709

		Automobiles — 1.1%
	750	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21 (m)	855
	1,180	Daimler Finance North America LLC, 2.950%, 01/11/17 (e) (m)	1,230
	985	Ford Motor Co., 4.750%, 01/15/43	1,000
	1,455	General Motors Co., 6.250%, 10/02/43 (e)	1,653
	2,875	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	2,878

			7,616

		Distributors — 0.2%
	1,570	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	1,580

		Diversified Consumer Services — 0.1%
	500	Service Corp. International, 7.500%, 04/01/27	543

		Hotels, Restaurants & Leisure — 0.4%
	1,000	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (m)	795
	1,000	MGM Resorts International, 6.750%, 10/01/20	1,109
	600	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	668

			2,572

		Internet & Catalog Retail — 0.5%
	3,465	Amazon.com, Inc., 2.500%, 11/29/22 (m)	3,277

		Media — 4.5%
		21st Century Fox America, Inc.,
	745	5.400%, 10/01/43	836
	750	6.150%, 02/15/41	915
		Clear Channel Worldwide Holdings, Inc.,
	1,000	Series B, 6.500%, 11/15/22 (m)	1,070
	500	Series B, 7.625%, 03/15/20 (m)	537
		Comcast Corp.,
	1,310	4.500%, 01/15/43 (m)	1,335
	1,695	4.750%, 03/01/44 (m)	1,789
	485	CSC Holdings LLC, 8.625%, 02/15/19 (m)	578
	2,935	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42 (m)	3,095
	335	Discovery Communications LLC, 4.875%, 04/01/43 (m)	336
	1,000	DISH DBS Corp., 6.750%, 06/01/21 (m)	1,131
		Interpublic Group of Cos., Inc. (The),
	630	3.750%, 02/15/23	632
	505	4.200%, 04/15/24	521
	1,400	NBCUniversal Enterprise, Inc., 1.662%, 04/15/18 (e)	1,404
		NBCUniversal Media LLC,
	2,110	4.375%, 04/01/21	2,333
	810	4.450%, 01/15/43	815
	500	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	534
	675	Omnicom Group, Inc., 3.625%, 05/01/22	687
	1,000	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	1,018
	1,000	Sirius XM Radio, Inc., 4.250%, 05/15/20 (e)	985
		Time Warner Cable, Inc.,
	1,140	5.000%, 02/01/20	1,288
	1,140	5.500%, 09/01/41	1,262
GBP	660	5.750%, 06/02/31	1,256
		Time Warner, Inc.,
	1,215	4.650%, 06/01/44	1,205
	1,725	4.750%, 03/29/21	1,928
	1,185	4.900%, 06/15/42	1,231
	715	5.350%, 12/15/43	788
		Viacom, Inc.,
	1,755	4.375%, 03/15/43	1,628
	500	5.850%, 09/01/43	573

			31,710

		Multiline Retail — 0.3%
		Macy’s Retail Holdings, Inc.,
	1,205	4.300%, 02/15/43	1,141
	1,165	4.375%, 09/01/23	1,238

			2,379

		Specialty Retail — 0.5%
	760	Home Depot, Inc. (The), 4.875%, 02/15/44	831
	1,000	L Brands, Inc., 6.625%, 04/01/21	1,125
	500	Party City Holdings, Inc., 8.875%, 08/01/20	555
	450	Sally Holdings LLC/Sally Capital, Inc., 5.750%, 06/01/22	480
	500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	546

			3,537

		Total Consumer Discretionary	53,923

		Consumer Staples — 5.6%
		Beverages — 1.6%
	6,525	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22 (m)	6,311
	615	Diageo Capital plc, (United Kingdom), 2.625%, 04/29/23 (m)	590

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Beverages — continued
	PepsiCo, Inc.,
1,715	2.750%, 03/05/22	1,697
940	2.750%, 03/01/23	915
1,205	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	1,258

		10,771

	Food & Staples Retailing — 1.8%
	CVS Caremark Corp.,
4,940	2.750%, 12/01/22 (m)	4,791
315	5.300%, 12/05/43 (m)	360
629	CVS Pass-Through Trust, 4.704%, 01/10/36 (e) (m)	686
	Kroger Co. (The),
1,380	3.850%, 08/01/23	1,419
825	5.150%, 08/01/43	890
	Wal-Mart Stores, Inc.,
1,445	4.000%, 04/11/43	1,396
2,260	4.300%, 04/22/44	2,289
580	5.000%, 10/25/40	647

		12,478

	Food Products — 0.3%
500	H.J. Heinz Co., 4.250%, 10/15/20 (e)	500
965	Kraft Foods Group, Inc., 5.000%, 06/04/42	1,028
750	Post Holdings, Inc., 7.375%, 02/15/22	814

		2,342

	Household Products — 0.3%
500	Central Garden & Pet Co., 8.250%, 03/01/18 (m)	511
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	5.750%, 10/15/20	520
1,000	9.000%, 04/15/19	1,060

		2,091

	Tobacco — 1.6%
	Altria Group, Inc.,
3,885	2.850%, 08/09/22 (m)	3,750
1,420	4.250%, 08/09/42 (m)	1,312
	Philip Morris International, Inc.,
1,440	2.500%, 08/22/22	1,391
2,725	4.125%, 03/04/43	2,637
285	4.875%, 11/15/43	308
2,040	Reynolds American, Inc., 3.250%, 11/01/22	1,973

		11,371

	Total Consumer Staples	39,053

	Energy — 9.0%
	Energy Equipment & Services — 0.6%
1,220	Rowan Cos., Inc., 5.850%, 01/15/44	1,296
1,055	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	1,098
1,485	Transocean, Inc., (Cayman Islands), 3.800%, 10/15/22	1,453

		3,847

	Oil, Gas & Consumable Fuels — 8.4%
2,965	Anadarko Petroleum Corp., 6.375%, 09/15/17 (m)	3,424
750	Apache Corp., 4.750%, 04/15/43 (m)	786
	BP Capital Markets plc, (United Kingdom),
1,090	2.750%, 05/10/23 (m)	1,048
2,105	3.245%, 05/06/22 (m)	2,133
505	3.814%, 02/10/24 (m)	523
1,525	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e) (m)	1,783
	Cenovus Energy, Inc., (Canada),
1,680	3.000%, 08/15/22 (m)	1,651
290	4.450%, 09/15/42 (m)	289
230	5.200%, 09/15/43 (m)	253
775	Devon Energy Corp., 4.750%, 05/15/42 (m)	799
	Enbridge, Inc., (Canada),
510	3.500%, 06/10/24	508
2,325	4.000%, 10/01/23 (m)	2,427
1,585	VAR, 0.000%, 06/02/17	1,584
	Energy Transfer Partners LP,
1,840	3.600%, 02/01/23 (m)	1,819
435	5.150%, 02/01/43 (m)	443
1,030	6.500%, 02/01/42 (m)	1,220
1,000	EnLink Midstream Partners LP, 5.600%, 04/01/44 (m)	1,114
	Enterprise Products Operating LLC,
910	4.050%, 02/15/22 (m)	967
1,555	4.450%, 02/15/43 (m)	1,524
1,245	4.850%, 03/15/44 (m)	1,298
330	5.100%, 02/15/45 (m)	354
1,297	Series A, VAR, 8.375%, 08/01/66 (m)	1,466
500	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20 (m)	574
	Kinder Morgan Energy Partners LP,
2,400	3.500%, 03/01/21	2,433
365	5.000%, 08/15/42	361
3,145	5.000%, 03/01/43	3,134
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	539

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
	715	Marathon Petroleum Corp., 6.500%, 03/01/41	900
	2,220	Noble Energy, Inc., 5.250%, 11/15/43	2,450
	1,405	ONEOK Partners LP, 6.200%, 09/15/43	1,682
		Phillips 66,
	432	4.300%, 04/01/22	469
	1,495	5.875%, 05/01/42	1,819
		Plains All American Pipeline LP/PAA Finance Corp.,
	1,630	5.000%, 02/01/21	1,840
	550	6.125%, 01/15/17	619
	500	Plains Exploration & Production Co., 6.500%, 11/15/20	555
	2,165	Spectra Energy Partners LP, 2.950%, 09/25/18	2,249
	3,440	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	4,008
	1,180	Sunoco Logistics Partners Operations LP, 5.300%, 04/01/44	1,243
	1,733	Total Capital International S.A., (France), 2.875%, 02/17/22	1,735
	3,240	Total Capital S.A., (France), 4.125%, 01/28/21	3,547
	1,050	Western Gas Partners LP, 4.000%, 07/01/22	1,083
	500	Whiting Petroleum Corp., 5.750%, 03/15/21	540

			59,193

		Total Energy	63,040

		Financials — 34.0%
		Banks — 16.3%
		ABN AMRO Bank N.V., (Netherlands),
	1,140	2.500%, 10/30/18 (e) (m)	1,158
EUR	650	6.375%, 04/27/21	1,074
	2,690	Australia & New Zealand Banking Group Ltd., (Australia), 4.500%, 03/19/24 (m)	2,746
		Bank of America Corp.,
	8,475	2.000%, 01/11/18 (m)	8,535
	7,885	3.300%, 01/11/23 (m)	7,764
	660	4.000%, 04/01/24 (m)	675
	880	5.000%, 01/21/44 (m)	933
		Bank of Montreal, (Canada),
	1,825	1.450%, 04/09/18 (m)	1,814
	1,615	2.375%, 01/25/19 (m)	1,646
		Banque Federative du Credit Mutuel S.A., (France),
	1,250	1.700%, 01/20/17 (e) (m)	1,261
	2,850	2.750%, 01/22/19 (e) (m)	2,917
		Barclays Bank plc, (United Kingdom),
	610	3.750%, 05/15/24 (m)	617
	3,606	6.050%, 12/04/17 (e) (m)	4,089
	1,085	7.625%, 11/21/22 (m)	1,246
EUR	1,200	BBVA Subordinated Capital S.A.U., (Spain), VAR, 3.500%, 04/11/24	1,667
	2,780	Branch Banking & Trust Co., 2.850%, 04/01/21 (m)	2,827
		Capital One Bank USA N.A.,
	1,280	2.250%, 02/13/19 (m)	1,291
	2,090	3.375%, 02/15/23 (m)	2,082
		Citigroup, Inc.,
	1,350	1.700%, 07/25/16 (m)	1,367
	360	1.750%, 05/01/18 (m)	358
	1,815	2.500%, 09/26/18 (m)	1,844
	2,635	3.375%, 03/01/23 (m)	2,613
	5,390	4.450%, 01/10/17 (m)	5,820
	880	5.300%, 05/06/44 (m)	900
	1,380	6.675%, 09/13/43 (m)	1,686
	1,155	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 5.750%, 12/01/43 (m)	1,315
		Credit Agricole S.A., (France),
	1,115	2.500%, 04/15/19 (e) (m)	1,121
	940	3.875%, 04/15/24 (e) (m)	949
		Discover Bank,
	4,115	2.000%, 02/21/18 (m)	4,146
	1,520	4.200%, 08/08/23 (m)	1,601
		HSBC Bank plc, (United Kingdom),
	545	1.500%, 05/15/18 (e)	542
	5,085	4.125%, 08/12/20 (e)	5,493
	840	HSBC Holdings plc, (United Kingdom), 4.000%, 03/30/22	895
	2,945	Intesa Sanpaolo S.p.A., (Italy), 5.250%, 01/12/24	3,173
	2,295	National Australia Bank Ltd., (Australia), 3.000%, 01/20/23	2,251
	2,065	PNC Bank N.A., 2.700%, 11/01/22	1,996
	1,710	Royal Bank of Canada, (Canada), 2.200%, 07/27/18	1,748
		Royal Bank of Scotland plc (The), (United Kingdom),
	365	6.125%, 01/11/21	431
EUR	2,150	6.934%, 04/09/18	3,407
		Skandinaviska Enskilda Banken AB, (Sweden),
	4,505	1.750%, 03/19/18 (e)	4,497
	1,480	2.375%, 11/20/18 (e)	1,504

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	6,355	Swedbank AB, (Sweden), 1.750%, 03/12/18 (e)	6,360
	1,200	Toronto-Dominion Bank (The), (Canada), 1.400%, 04/30/18	1,191
EUR	1,640	UniCredit S.p.A., (Italy), Reg. S, 6.950%, 10/31/22	2,679
	2,660	Union Bank N.A., 2.625%, 09/26/18	2,737
		Wells Fargo & Co.,
	2,625	3.000%, 01/22/21	2,680
	2,590	Series M, 3.450%, 02/13/23	2,573
	555	4.125%, 08/15/23	575
	1,055	5.375%, 11/02/43	1,151

			113,945

		Capital Markets — 6.2%
EUR	1,156	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	1,741
		Deutsche Bank AG, (Germany),
	4,260	1.350%, 05/30/17 (m)	4,263
	1,085	VAR, 4.296%, 05/24/28 (m)	1,073
		Goldman Sachs Group, Inc. (The),
	6,340	2.375%, 01/22/18	6,448
	2,030	2.900%, 07/19/18	2,099
	4,050	3.625%, 01/22/23	4,058
	1,380	4.000%, 03/03/24	1,405
	1,680	6.750%, 10/01/37	2,016
		Morgan Stanley,
	1,260	2.125%, 04/25/18	1,272
	1,145	2.500%, 01/24/19	1,163
	4,495	3.750%, 02/25/23	4,566
	6,605	4.750%, 03/22/17	7,207
EUR	4,391	UBS AG, (Switzerland), VAR, 4.750%, 02/12/26	6,337

			43,648

		Consumer Finance — 2.0%
	1,000	Ally Financial, Inc., 7.500%, 09/15/20 (m)	1,193
		American Express Co.,
	1,780	1.550%, 05/22/18 (m)	1,779
	1,605	VAR, 6.800%, 09/01/66 (m)	1,771
	1,485	Capital One Financial Corp., 2.450%, 04/24/19 (m)	1,500
		Ford Motor Credit Co. LLC,
	2,790	1.700%, 05/09/16	2,832
	750	4.250%, 09/20/22	796
	2,970	4.375%, 08/06/23	3,154
		General Motors Financial Co., Inc.,
	675	2.750%, 05/15/16	686
	235	3.250%, 05/15/18	239

			13,950

		Diversified Financial Services — 2.4%
	1,080	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e) (m)	1,145
		General Electric Capital Corp.,
	2,000	3.450%, 05/15/24	2,019
	3,820	4.375%, 09/16/20	4,209
	315	5.875%, 01/14/38	377
		Shell International Finance B.V., (Netherlands),
	1,835	2.250%, 01/06/23	1,748
	3,190	2.375%, 08/21/22	3,080
		Voya Financial, Inc.,
	2,260	2.900%, 02/15/18	2,345
	710	5.500%, 07/15/22	815
	1,295	VAR, 5.650%, 05/15/53	1,313

			17,051

		Insurance — 3.6%
	1,450	Allstate Corp. (The), VAR, 5.750%, 08/15/53 (m)	1,550
		American International Group, Inc.,
	4,835	4.875%, 06/01/22 (m)	5,410
	2,500	5.850%, 01/16/18 (m)	2,861
	1,040	Berkshire Hathaway Finance Corp., 5.750%, 01/15/40 (m)	1,254
	1,240	Five Corners Funding Trust, 4.419%, 11/15/23 (e)	1,313
		MetLife, Inc.,
	1,450	4.125%, 08/13/42	1,403
	1,100	6.400%, 12/15/36	1,227
		Metropolitan Life Global Funding I,
	1,145	1.300%, 04/10/17 (e)	1,149
	1,465	3.000%, 01/10/23 (e)	1,455
		Pricoa Global Funding I,
	1,545	1.600%, 05/29/18 (e)	1,520
	695	2.200%, 05/16/19 (e)	699
		Prudential Financial, Inc.,
	1,035	5.100%, 08/15/43	1,144
	2,270	VAR, 5.200%, 03/15/44	2,287
GBP	450	RSA Insurance Group plc, (United Kingdom), VAR, 9.375%, 05/20/39	921
	1,145	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	1,108

			25,301

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — 2.6%
1,135	AvalonBay Communities, Inc., 3.625%, 10/01/20 (m)	1,196
1,210	Boston Properties LP, 3.850%, 02/01/23 (m)	1,253
1,990	DDR Corp., 3.500%, 01/15/21 (m)	2,022
1,240	Duke Realty LP, 3.875%, 02/15/21 (m)	1,291
	HCP, Inc.,
775	3.150%, 08/01/22	762
1,415	4.200%, 03/01/24	1,470
245	5.375%, 02/01/21	280
	Kimco Realty Corp.,
1,640	3.125%, 06/01/23	1,586
1,545	3.200%, 05/01/21	1,557
910	Liberty Property LP, 4.400%, 02/15/24	958
920	ProLogis LP, 4.250%, 08/15/23	968
1,150	UDR, Inc., 3.700%, 10/01/20	1,199
2,450	Ventas Realty LP/Ventas Capital Corp., 3.250%, 08/15/22	2,429
970	Weingarten Realty Investors, 4.450%, 01/15/24	1,009

		17,980

	Thrifts & Mortgage Finance — 0.9%
	BPCE S.A., (France),
1,500	1.700%, 04/25/16 (m)	1,518
2,160	2.500%, 12/10/18 (m)	2,193
1,085	4.000%, 04/15/24 (m)	1,105
1,660	5.700%, 10/22/23 (e) (m)	1,795

		6,611

	Total Financials	238,486

	Health Care — 6.1%
	Biotechnology — 1.0%
	Amgen, Inc.,
2,425	3.625%, 05/22/24 (m)	2,449
1,025	5.650%, 06/15/42 (m)	1,188
	Gilead Sciences, Inc.,
2,255	4.500%, 04/01/21	2,510
1,215	4.800%, 04/01/44	1,283

		7,430

	Health Care Equipment & Supplies — 0.2%
500	Biomet, Inc., 6.500%, 08/01/20 (m)	542
750	Hologic, Inc., 6.250%, 08/01/20	797

		1,339

	Health Care Providers & Services — 2.9%
3,435	Aetna, Inc., 2.750%, 11/15/22 (m)	3,322
	Cigna Corp.,
1,905	4.000%, 02/15/22 (m)	2,027
480	5.375%, 02/15/42 (m)	549
	Express Scripts Holding Co.,
1,380	3.900%, 02/15/22	1,449
3,160	4.750%, 11/15/21 (m)	3,503
800	Fresenius Medical Care U.S. Finance II, Inc., 5.625%, 07/31/19 (e)	873
500	HCA Holdings, Inc., 7.750%, 05/15/21	551
1,000	HCA, Inc., 6.500%, 02/15/20	1,136
	McKesson Corp.,
854	2.700%, 12/15/22	820
1,080	4.883%, 03/15/44	1,134
	Tenet Healthcare Corp.,
280	4.750%, 06/01/20	283
720	6.000%, 10/01/20	774
250	6.750%, 02/01/20	268
510	UnitedHealth Group, Inc., 3.950%, 10/15/42	481
	WellPoint, Inc.,
620	2.300%, 07/15/18	630
1,130	3.700%, 08/15/21	1,183
650	4.625%, 05/15/42	661
830	5.100%, 01/15/44	903

		20,547

	Pharmaceuticals — 2.0%
	AbbVie, Inc.,
2,320	1.750%, 11/06/17 (m)	2,340
3,625	2.900%, 11/06/22 (m)	3,570
1,290	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	1,285
1,115	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/43	1,120
1,440	Mylan, Inc., 2.600%, 06/24/18	1,466
960	Pfizer, Inc., 4.300%, 06/15/43	961
1,565	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	1,514
	Valeant Pharmaceuticals International, Inc., (Canada),
1,250	6.750%, 08/15/21 (e)	1,328
250	7.500%, 07/15/21 (e)	278

		13,862

	Total Health Care	43,178

	Industrials — 4.6%
	Aerospace & Defense — 0.3%
750	Bombardier, Inc., (Canada), 6.125%, 01/15/23 (e) (m)	767
1,255	Lockheed Martin Corp., 4.070%, 12/15/42	1,223

		1,990

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Air Freight & Logistics — 0.2%
1,285	FedEx Corp., 5.100%, 01/15/44	1,399

	Airlines — 0.7%
1,566	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e) (m)	1,590
607	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e) (m)	654
794	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22 (m)	943
1,244	Delta Air Lines 2010-1 Class A Pass-Through Trust, 6.200%, 07/02/18 (m)	1,393
640	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	642

		5,222

	Commercial Services & Supplies — 0.2%
750	ACCO Brands Corp., 6.750%, 04/30/20 (m)	785
1,000	ADT Corp. (The), 3.500%, 07/15/22 (m)	917

		1,702

	Electrical Equipment — 0.1%
500	General Cable Corp., 6.500%, 10/01/22 (e)	503

	Industrial Conglomerates — 0.7%
	General Electric Co.,
1,530	4.125%, 10/09/42	1,510
3,045	4.500%, 03/11/44	3,187

		4,697

	Machinery — 0.3%
1,775	Caterpillar, Inc., 3.803%, 08/15/42 (m)	1,644
500	Terex Corp., 6.000%, 05/15/21	534

		2,178

	Road & Rail — 1.0%
750	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23 (m)	765
	Burlington Northern Santa Fe LLC,
1,298	4.100%, 06/01/21 (m)	1,403
2,080	4.450%, 03/15/43 (m)	2,072
1,080	4.900%, 04/01/44 (m)	1,157
750	Hertz Corp. (The), 5.875%, 10/15/20	793
580	Norfolk Southern Corp., 4.800%, 08/15/43	624

		6,814

	Trading Companies & Distributors — 0.8%
	Air Lease Corp.,
2,450	3.375%, 01/15/19 (m)	2,511
1,745	3.875%, 04/01/21 (m)	1,776
575	HD Supply, Inc., 8.125%, 04/15/19	634
	United Rentals North America, Inc.,
500	7.375%, 05/15/20	558
250	7.625%, 04/15/22	283

		5,762

	Transportation Infrastructure — 0.3%
1,700	Heathrow Funding Ltd., (United Kingdom), 2.500%, 06/25/15 (e) (m)	1,729

	Total Industrials	31,996

	Information Technology — 3.2%
	Communications Equipment — 0.9%
500	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	495
	Cisco Systems, Inc.,
2,385	2.125%, 03/01/19 (m)	2,408
2,140	4.450%, 01/15/20 (m)	2,384
1,030	5.500%, 01/15/40 (m)	1,209

		6,496

	IT Services — 1.0%
	First Data Corp.,
1,000	6.750%, 11/01/20 (e)	1,074
500	PIK, 10.000%, 01/15/22 (e)	547
	International Business Machines Corp.,
1,397	1.875%, 08/01/22	1,289
2,180	3.375%, 08/01/23	2,218
1,370	3.625%, 02/12/24	1,408
500	SunGard Data Systems, Inc., 7.625%, 11/15/20	548

		7,084

	Semiconductors & Semiconductor Equipment — 0.2%
235	Amkor Technology, Inc., 6.625%, 06/01/21 (m)	251
750	NXP B.V./NXP Funding LLC, (Netherlands), 5.750%, 03/15/23 (e)	801

		1,052

	Software — 0.7%
500	Audatex North America, Inc., 6.000%, 06/15/21 (e) (m)	532
1,315	Microsoft Corp., 3.500%, 11/15/42	1,183
3,450	Oracle Corp., 2.500%, 10/15/22	3,339

		5,054

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
2,120	3.850%, 05/04/43 (m)	1,969
1,095	4.450%, 05/06/44 (m)	1,116

		3,085

	Total Information Technology	22,771

	Materials — 3.8%
	Chemicals — 0.8%
750	Ashland, Inc., 4.750%, 08/15/22 (m)	748

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Chemicals — continued
		CF Industries, Inc.,
	520	4.950%, 06/01/43 (m)	525
	920	5.150%, 03/15/34 (m)	981
	765	5.375%, 03/15/44 (m)	823
	750	Hexion U.S. Finance Corp., 6.625%, 04/15/20	790
	500	Huntsman International LLC, 4.875%, 11/15/20	515
	750	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	823

			5,205

		Construction Materials — 0.4%
EUR	1,900	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	2,903

		Containers & Packaging — 0.1%
	650	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e) (m)	720

		Metals & Mining — 2.5%
	1,676	Allegheny Technologies, Inc., 5.875%, 08/15/23 (m)	1,812
	1,810	ArcelorMittal, (Luxembourg), 5.028%, 02/25/17 (m)	1,914
	920	Barrick Gold Corp., (Canada), 5.250%, 04/01/42 (m)	865
	1,735	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43 (m)	1,901
	1,096	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	1,128
		Glencore Finance Canada Ltd., (Canada),
	1,650	4.250%, 10/25/22 (e)	1,663
	915	5.550%, 10/25/42 (e)	934
	575	Nucor Corp., 5.200%, 08/01/43	619
	2,810	Rio Tinto Finance USA plc, (United Kingdom), 2.875%, 08/21/22	2,739
	1,215	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	1,175
	2,062	Vale Overseas Ltd., (Cayman Islands), 4.375%, 01/11/22	2,118
	805	Vale S.A., (Brazil), 5.625%, 09/11/42	785

			17,653

		Total Materials	26,481

		Telecommunication Services — 7.4%
		Diversified Telecommunication Services — 6.7%
		AT&T, Inc.,
	2,330	1.700%, 06/01/17 (m)	2,359
	2,315	2.375%, 11/27/18 (m)	2,363
	5,055	4.300%, 12/15/42 (m)	4,829
	635	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19 (m)	641
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	750	5.250%, 03/15/21 (m)	771
	750	7.375%, 06/01/20 (m)	821
	750	CenturyLink, Inc., Series W, 6.750%, 12/01/23 (m)	817
	400	GCI, Inc., 6.750%, 06/01/21	406
	1,000	Intelsat Jackson Holdings S.A., (Luxembourg), 7.250%, 10/15/20	1,080
	500	Level 3 Financing, Inc., 8.625%, 07/15/20	561
		Orange S.A., (France),
	2,365	4.125%, 09/14/21	2,537
	800	5.375%, 01/13/42	863
	525	5.500%, 02/06/44	577
	540	SES Global Americas Holdings GP, 2.500%, 03/25/19 (e)	544
	850	Sprint Capital Corp., 8.750%, 03/15/32	984
		Telefonica Emisiones S.A.U., (Spain),
	1,300	4.570%, 04/27/23	1,377
	975	7.045%, 06/20/36	1,229
	750	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	827
		Verizon Communications, Inc.,
	480	2.450%, 11/01/22	453
	4,765	2.500%, 09/15/16	4,934
	3,445	3.850%, 11/01/42	3,051
	4,985	4.500%, 09/15/20	5,510
	1,100	5.150%, 09/15/23	1,238
	2,130	6.400%, 09/15/33	2,619
	2,965	6.550%, 09/15/43	3,763
	750	Virgin Media Secured Finance plc, (United Kingdom), 5.375%, 04/15/21 (e)	771
	1,000	Windstream Corp., 7.750%, 10/01/21	1,085

			47,010

		Wireless Telecommunication Services — 0.7%
	3,790	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22 (m)	3,724
	400	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	486
	500	T-Mobile USA, Inc., 6.250%, 04/01/21	531

			4,741

		Total Telecommunication Services	51,751

		Utilities — 8.8%
		Electric Utilities — 5.5%
		Baltimore Gas & Electric Co.,
	2,935	2.800%, 08/15/22 (m)	2,899

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Electric Utilities — continued
	2,045	3.350%, 07/01/23 (m)	2,084
		Duke Energy Corp.,
	4,715	3.050%, 08/15/22 (m)	4,712
	3,300	3.750%, 04/15/24 (m)	3,414
	1,175	Electricite de France, (France), 4.875%, 01/22/44 (e) (m)	1,244
	1,650	Enel S.p.A., (Italy), VAR, 8.750%, 09/24/73 (e) (m)	1,930
	1,880	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	1,901
	525	ITC Holdings Corp., 3.650%, 06/15/24	526
	540	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	527
	1,110	Monongahela Power Co., 5.400%, 12/15/43 (e)	1,276
	1,315	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	1,404
	1,645	Oncor Electric Delivery Co. LLC, 2.150%, 06/01/19 (e)	1,655
	1,090	Pacific Gas & Electric Co., 4.750%, 02/15/44	1,162
	4,235	PacifiCorp, 2.950%, 02/01/22	4,288
		PPL Capital Funding, Inc.,
	3,070	3.500%, 12/01/22	3,129
	35	4.200%, 06/15/22	37
	250	4.700%, 06/01/43	256
	2,665	Series A, VAR, 6.700%, 03/30/67	2,682
	355	South Carolina Electric & Gas Co., 4.500%, 06/01/64	360
	625	Southern Co. (The), 2.450%, 09/01/18	642
	1,955	Xcel Energy, Inc., 4.700%, 05/15/20	2,185

			38,313

		Gas Utilities — 0.4%
	2,540	DCP Midstream Operating LP, 3.875%, 03/15/23 (m)	2,573

		Independent Power & Renewable Electricity Producers — 0.4%
	630	Oglethorpe Power Corp., 5.375%, 11/01/40	726
		Southern Power Co.,
	1,690	5.150%, 09/15/41	1,861
	385	5.250%, 07/15/43	431

			3,018

		Multi-Utilities — 2.5%
	905	Berkshire Hathaway Energy Co., 5.150%, 11/15/43	1,013
		Dominion Resources, Inc.,
	1,050	4.450%, 03/15/21 (m)	1,153
	3,620	5.200%, 08/15/19 (m)	4,136
EUR	1,000	NGG Finance plc, (United Kingdom), Reg. S, VAR, 4.250%, 06/18/76	1,448
		NiSource Finance Corp.,
	400	3.850%, 02/15/23	410
	1,525	4.800%, 02/15/44	1,556
	665	5.250%, 02/15/43	714
	3,130	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	3,258
	3,975	Sempra Energy, 2.875%, 10/01/22	3,905

			17,593

		Total Utilities	61,497

		Total Corporate Bonds (Cost $615,162)	632,176

	Preferred Securities — 6.5% (x)
		Financials — 6.2%
		Banks — 3.4%
		Bank of America Corp.,
	2,010	Series U, VAR, 5.200%, 06/01/23 (m)	1,945
	2,410	Series K, VAR, 8.000%, 01/30/18 (m)	2,717
		Citigroup, Inc.,
	1,550	Series D, VAR, 5.350%, 05/15/23 (m)	1,480
	1,805	Series M, VAR, 6.300%, 05/15/24 (m)	1,833
GBP	1,300	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19	2,481
EUR	1,950	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	2,741
	1,620	Fifth Third Bancorp, VAR, 5.100%, 06/30/23	1,523
EUR	1,250	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	1,710
	1,325	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	1,272
	5,635	Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	6,417

			24,119

		Capital Markets — 2.0%
	2,805	Bank of New York Mellon Corp. (The), Series D, VAR, 4.500%, 06/20/23 (m)	2,582
	3,350	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	3,518
	6,660	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	6,893
EUR	500	UBS AG, (Switzerland), VAR, 7.152%, 12/21/17	777

			13,770

		Diversified Financial Services — 0.7%
	3,100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	3,402

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
		Diversified Financial Services — continued
GBP	850	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	1,521

			4,923

		Insurance — 0.1%
	630	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	674

		Total Financials	43,486

		Utilities — 0.3%
		Electric Utilities — 0.3%
	1,625	Electricite de France, (France), VAR, 5.250%, 01/29/23 (e) (m)	1,670

		Total Preferred Securities (Cost $44,194)	45,156

	U.S. Treasury Obligations — 0.4%
	525	U.S. Treasury Bond, 3.625%, 02/15/44 (m)	557
		U.S. Treasury Notes,
	260	0.250%, 02/28/15 (k)	260
	1,895	1.625%, 04/30/19 (m)	1,906

		Total U.S. Treasury Obligations (Cost $2,709)	2,723

SHARES
	Preferred Stocks — 0.4%
		Financials — 0.4%
		Capital Markets — 0.4%
	58	Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	1,393
	64	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) (a) @	1,667

		Total Preferred Stocks (Cost $2,984)	3,060

PRINCIPAL AMOUNT
	Short-Term Investments— 1.0%
		U.S. Treasury Obligations— 0.2%
		U.S. Treasury Bills,
	280	0.032%, 10/02/14 (k) (n)	280
	1,115	0.047%, 07/10/14 (k) (m) (n)	1,115

		Total U.S. Treasury Obligations	1,395

SHARES
		Investment Company — 0.8%
	5,289	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m)	5,289

		Total Short-Term Investments (Cost $6,684)	6,684

		Total Investments — 98.5% (Cost $671,733)	689,799
		Other Assets in Excess of Liabilities — 1.5%	10,816

		NET ASSETS — 100.0%	$700,615

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
404	U.S. Long Bond	09/19/14	55,537	476
283	2 Year U.S. Treasury Note	09/30/14	62,194	30
	Short Futures Outstanding
(38)	Euro Bobl	06/06/14	(6,567)	(11)
(32)	Euro Bund	06/06/14	(6,404)	(153)
(912)	10 Year U.S. Treasury Note	09/19/14	(114,470)	(580)
(22)	Ultra U.S. Treasury Bond	09/19/14	(3,306)	(33)
(29)	Long Gilt	09/26/14	(5,384)	(38)
(2)	5 Year U.S. Treasury Note	09/30/14	(240)	– (h)

				(309)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
16	EUR	Barclays Bank plc	06/18/14	22	22	–	(h)
21	EUR	Deutsche Bank AG	06/18/14	29	29	–	(h)
18	EUR	HSBC Bank, N.A.	06/18/14	24	24	–	(h)
412	EUR	Westpac Banking Corp.	06/18/14	567	561	(6)

13	GBP	Barclays Bank plc	06/18/14	21	21	–	(h)
736	GBP	Westpac Banking Corp.	06/18/14	1,242	1,234	(8)

				1,905	1,891	(14)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,279	EUR	Barclays Bank plc	06/18/14	1,746	1,744	2
3,280	EUR	Deutsche Bank AG	06/18/14	4,485	4,471	14
471	EUR	Goldman Sachs International	06/18/14	646	642	4
54	EUR	State Street Corp.	06/18/14	73	73	–	(h)
13,876	EUR	Westpac Banking Corp.	06/18/14	18,971	18,914	57

4,546	GBP	Barclays Bank plc	06/18/14	7,614	7,618	(4)
19	GBP	Deutsche Bank AG	06/18/14	32	32	–	(h)
24	GBP	Goldman Sachs International	06/18/14	40	40	–	(h)
22	GBP	State Street Corp.	06/18/14	37	37	–	(h)

				33,644	33,571	73

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	2.859%	15,000	$(1,459)	$1,030

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rate for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2014.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,034
Aggregate gross unrealized depreciation	(968)

Net unrealized appreciation/depreciation	$18,066

Federal income tax cost of investments	$671,733

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
Financials	$3,060	$—	$—		$3,060
Debt Securities
Corporate Bonds
Consumer Discretionary	—	53,923	—		53,923
Consumer Staples	—	39,053	—		39,053
Energy	—	63,040	—		63,040
Financials	—	238,486	—		238,486
Health Care	—	43,178	—		43,178
Industrials7	—	26,774	5,222		31,996
Information Technology	—	22,771	—		22,771
Materials	—	26,481	—		26,481
Telecommunication Services	—	51,751	—		51,751
Utilities	—	61,497	—		61,497

Total Corporate Bonds	—	626,954	5,222		632,176

Preferred Securities
Financials	—	43,486	—		43,486
Utilities	—	1,670	—		1,670

Total Preferred Securities	—	45,156	—		45,156

U.S. Treasury Obligations	—	2,723	—		2,723
Short-Term Investments
U.S. Treasury Obligations	—	1,395	—		1,395
Investment Company	5,289	—	—		5,289

Total Investments in Securities	$8,349	$676,228	$5,222	*	$689,799

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$77	$—		$77
Futures Contracts	506	—	—		506

Total Appreciation in Other Financial Instruments	$506	$77	$—		$583

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18)	$—		$(18)
Futures Contracts	(815)	—	—		(815)
Swaps	—	(1,459)	—		(1,459)

Total Depreciation in Other Financial Instruments	$(815)	$(1,477)	$—		$(2,292)

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $5,222,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers among Levels 1 and 2 during the period ended May 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Corporate Bonds —Industrials	$5,195	$—	$36	$(9)	$—	$—	$—	$—	$5,222

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $36,000.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — 40.8%
200	Banco Del Estado De Chile, 0.420%, 06/17/14	200
250	Chiba Bank Ltd., 0.220%, 07/18/14	250
350	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.276%, 04/17/15	350
250	Credit Industriel et Commercial, 0.510%, 01/14/15	250
300	Credit Suisse, (Switzerland), 0.510%, 01/09/15	301
250	Deutsche Bank AG, (Germany), 0.460%, 01/30/15	250
250	Natixis, (France), 0.323%, 06/25/14	250
300	Norinchukin Bank, 0.210%, 08/18/14	300
350	Oversea-Chinese Banking Corp., Ltd., 0.220%, 09/12/14	350
350	Royal Bank of Canada, (Canada), 0.280%, 10/10/14	350
350	Sumitomo Mitsui Banking Corp., (Japan), 0.633%, 04/01/15	351
250	Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.200%, 08/01/14	250
350	Svenska Handelsbanken, (Sweden), 0.410%, 10/06/14	350
300	Wells Fargo Bank N.A., 0.235%, 09/05/14	300

	Total Certificates of Deposit (Cost $4,101)	4,102

Commercial Paper — 44.8% (n)
250	ABN Amro Funding USA LLC, 0.351%, 06/02/14 (e) (m)	250
250	Antalis U.S. Funding Corp., 0.281%, 08/11/14 (e)	250
300	Australia & New Zealand Banking Group Ltd., (Australia), 0.321%, 05/28/19 (e)	300
300	Autobahn Funding Co. LLC, 0.139%, 06/16/14 (e)	300
300	Bank of China Ltd., (Hong Kong), 0.541%, 06/20/14	300
464	Bank of New York Mellon Corp. (The), 0.050%, 06/02/14 (e)	464
250	Barclays Bank plc, (United Kingdom), 0.251%, 06/19/14 (e)	250
200	BNP Paribas Finance, Inc., 0.321%, 07/07/14	200
250	Dexia Credit Local, (France), 0.255%, 08/22/14	250
250	ING U.S. Funding LLC, 0.300%, 11/17/14	250
250	Macquarie Bank Ltd., (Australia), 0.300%, 10/08/14 (e)	250
250	Reckitt Benckiser Treasury Services plc, (United Kingdom), 0.300%, 02/06/15 (e)	249
350	Regency Markets No. 1 LLC, 0.140%, 06/20/14 (e)	350
250	Suncorp Group Ltd., (Australia), 0.251%, 06/26/14 (e)	250
350	United Overseas Bank Ltd., (Singapore), 0.260%, 11/25/14 (e)	349
250	Working Capital Management Co., 0.150%, 06/06/14 (e)	250

	Total Commercial Paper (Cost $4,512)	4,512

Corporate Bonds — 11.0%
	Financials — 8.5%
	Banks — 2.5%
250	Nordea Bank AB, (Sweden), 2.250%, 03/20/15 (e)	254

	Capital Markets — 2.5%
250	UBS AG, (Switzerland), 3.875%, 01/15/15	255

	Insurance — 3.5%
350	Metropolitan Life Global Funding I, VAR, 0.534%, 12/12/14 (e)	350

	Total Financials	859

	Health Care — 2.5%
	Pharmaceuticals — 2.5%
250	Takeda Pharmaceutical Co., Ltd., (Japan), 1.031%, 03/17/15 (e)	252

	Total Corporate Bonds (Cost $1,111)	1,111

Repurchase Agreements — 3.5%
100	Merrill Lynch PFS, Inc., 0.580%, dated 05/30/14, due 06/02/14, repurchase price $100, collateralized by Corporate Notes and Bonds, 0.000% - 6.625%, due 11/28/18 - 11/25/51, with a value of $105.	100
250	Merrill Lynch PFS, Inc., 0.730%, dated 05/30/14, due 07/21/14, repurchase price $250, collateralized by Corporate Notes and Bonds, 0.557% - 3.752%, due 03/25/38 - 11/25/51, with a value of $263. (i)	250

	Total Repurchase Agreements (Cost $350)	350

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.0% (g)
	Investment Company — 0.0% (g)
— (h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $–) (h)	—	(h)

	Total Investments — 100.1% (Cost $10,074)	10,075
	Liabilities in Excess of Other Assets — (0.1)%	(12)

	NET ASSETS — 100.0%	$10,063

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1
Aggregate gross unrealized depreciation	—	(h)
Net unrealized appreciation/depreciation	$1

Federal income tax cost of investments	$10,074

JPMorgan Current Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	(b)	$10,075	$—	$10,075

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for major categories of the portfolio holdings.
(b)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended May 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESRIPTION (t)	VALUE($)
Certificates of Deposit — 17.0%
425,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.100%, 06/04/14 (m)	425,000
425,000	KBC Bank N.V., 0.140%, 06/05/14	425,000
425,000	Norinchukin Bank, 0.100%, 06/03/14	425,000
425,000	Sumitomo Mitsui Banking Corp., 0.100%, 06/03/14	425,000

	Total Certificates of Deposit (Cost $1,700,000 )	1,700,000

Repurchase Agreements — 36.8%
2,000,000	Deutsche Bank Securities, Inc., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $2,000,000, collateralized by Federal Home Loan Mortgage Corporation, 1.151% - 5.948%, due 07/15/39 - 08/15/43, Federal National Mortgage Association, 0.622% - 6.298%, due 12/25/40 - 04/25/43 and Government National Mortgage Association, 3.750% - 4.000%, due 04/16/43 - 04/20/44, with a value of $2,060,000.	2,000,000
1,687,000	Merrill Lynch PFS, Inc., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $1,687,000, collateralized by Federal Home Loan Mortgage Corporation, 5.849%, due 10/15/43, with a value of $1,737,610.	1,687,000

	Total Repurchase Agreements (Cost $3,687,000 )	3,687,000

Time Deposits — 46.6%
425,000	Barclays Bank plc, 0.090%, 06/02/14	425,000
425,000	Citibank N.A., 0.110%, 06/05/14	425,000
425,000	Credit Industriel et Commercial, 0.100%, 06/02/14	425,000
425,000	DZ Bank AG, 0.080%, 06/03/14	425,000
425,000	ING Bank N.V., 0.100%, 06/05/14	425,000
425,000	Landesbank Hessen-Thueringen Girozentrale, 0.090%, 06/04/14	425,000
425,000	Lloyds TSB Bank plc, 0.090%, 06/05/14	425,000
425,000	National Australia Bank Ltd., 0.080%, 06/02/14	425,000
425,000	Natixis S.A., 0.090%, 06/02/14	425,000
425,000	Skandinaviska Enskilda Banken AB, 0.080%, 06/05/14	425,000
425,000	Svenska Handelsbanken AB, 0.080%, 06/05/14	425,000

	Total Time Deposits (Cost $4,675,000 )	4,675,000

	Total Investments — 100.4% (Cost $10,062,000) *	10,062,000
	Liabilities in Excess of Other Assets — (0.4)%	(44,838)

	NET ASSETS — 100.0%	$10,017,162

Percentages indicated are based on net assets.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities and delayed delivery securities.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$10,062,000	$—	$10,062,000

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 98.0%
	Argentina — 1.2%
260,000	YPF S.A., 8.750%, 04/04/24 (e)	269,100

	Austria — 1.2%
250,000	JBS Investments GmbH, 7.750%, 10/28/20 (e) (m)	267,500

	Bermuda — 1.1%
230,000	Digicel Group Ltd., 8.250%, 09/30/20 (e) (m)	247,825

	Brazil — 5.4%
190,000	Banco ABC Brasil S.A., Reg. S, 7.875%, 04/08/20	205,343
150,000	Banco Daycoval S.A., 5.750%, 03/19/19 (e) (m)	156,192
200,000	Globo Comunicacao e Participacoes S.A., Reg. S, SUB, 5.307%, 05/11/22	212,000
200,000	Samarco Mineracao S.A., 5.750%, 10/24/23 (e)	208,250
200,000	USJ Acucar e Alcool S.A., Reg. S, 9.875%, 11/09/19	193,500
200,000	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	212,500

		1,187,785

	Canada — 1.7%
	Pacific Rubiales Energy Corp.,
160,000	5.375%, 01/26/19 (e)	166,600
200,000	Reg. S, 5.125%, 03/28/23	197,000

		363,600

	Cayman Islands — 13.2%
140,000	Agromercantil Senior Trust, 6.250%, 04/10/19 (e) (m)	146,125
100,000	Alliance Global Group, Inc., 6.500%, 08/18/17	108,500
200,000	Central China Real Estate Ltd., Reg. S, 6.500%, 06/04/18	191,000
200,000	China Shanshui Cement Group Ltd., Reg. S, 10.500%, 04/27/17	217,750
210,000	China State Construction Finance Cayman I Ltd., Reg. S, 3.125%, 04/02/18	207,106
200,000	Comcel Trust, 6.875%, 02/06/24 (e) (m)	214,000
	Country Garden Holdings Co. Ltd.,
200,000	7.875%, 05/27/19 (e) (m)	203,000
200,000	Reg. S, 7.500%, 01/10/23	186,000
200,000	Kaisa Group Holdings Ltd., Reg. S, 8.875%, 03/19/18	202,500
200,000	MAF Global Securities Ltd., Reg. S, 5.250%, 07/05/19	216,000
200,000	MCE Finance Ltd., Reg. S, 5.000%, 02/15/21	199,500
200,000	Shimao Property Holdings Ltd., Reg. S, 6.625%, 01/14/20	192,500
200,000	Tencent Holdings Ltd., 3.375%, 05/02/19 (e)	204,666
200,000	Texhong Textile Group Ltd., Reg. S, 6.500%, 01/18/19	197,200
200,000	Tingyi Cayman Islands Holding Corp., Reg. S, 3.875%, 06/20/17	210,498

		2,896,345

	Chile — 5.3%
100,000	AES Gener S.A., Reg. S, 5.250%, 08/15/21	106,130
210,000	Banco de Credito e Inversiones, Reg. S, 3.000%, 09/13/17	214,725
190,000	Colbun S.A., Reg. S, 6.000%, 01/21/20	211,850
200,000	SACI Falabella, Reg. S, 3.750%, 04/30/23	195,000
200,000	Sociedad Quimica y Minera de Chile S.A., Reg. S, 5.500%, 04/21/20	217,000
220,000	Telefonica Chile S.A., Reg. S, 3.875%, 10/12/22	214,500

		1,159,205

	Colombia — 2.1%
200,000	Banco GNB Sudameris S.A., Reg. S, 3.875%, 05/02/18	196,500
60,000	Ecopetrol S.A., 5.875%, 05/28/45 (m)	61,800
200,000	Oleoducto Central S.A., 4.000%, 05/07/21 (e)	200,020

		458,320

	Costa Rica — 0.9%
200,000	Banco de Costa Rica, 5.250%, 08/12/18 (e) (m)	203,250

	Croatia — 1.0%
200,000	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	211,000

	Georgia — 1.1%
220,000	Bank of Georgia JSC, 7.750%, 07/05/17 (e) (m)	233,750

	Hong Kong — 1.9%
210,000	Bright Food, Reg. S, 3.000%, 05/21/18	201,347

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Hong Kong — continued
	200,000	CITIC Pacific Ltd., Reg. S, 6.375%, 04/10/20	218,500

			419,847

		India — 2.8%
	200,000	Bharat Petroleum Corp., Ltd., Reg. S, 4.625%, 10/25/22	202,282
	200,000	ICICI Bank Ltd., Reg. S, 4.700%, 02/21/18 (m)	212,858
	200,000	Power Grid Corp of India Ltd., Reg. S, 3.875%, 01/17/23	190,320

			605,460

		Ireland — 2.2%
	200,000	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	204,750
	260,000	Vnesheconombank Via VEB Finance plc, Reg. S, 6.902%, 07/09/20	277,550

			482,300

		Kazakhstan — 1.0%
	200,000	Zhaikmunai LLP, Reg. S, 7.125%, 11/13/19	209,250

		Luxembourg — 4.8%
	200,000	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e) (m)	212,750
	200,000	Minerva Luxembourg S.A., Reg. S, 7.750%, 01/31/23	211,000
	200,000	Offshore Drilling Holding S.A., 8.375%, 09/20/20 (e)	220,500
	210,000	Severstal OAO Via Steel Capital S.A., Reg. S, 5.900%, 10/17/22	203,700
	200,000	Sistema JSFC Via Sistema International Funding S.A., Reg. S, 6.950%, 05/17/19	207,876

			1,055,826

		Mexico — 12.9%
	200,000	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e) (m)	219,500
	200,000	Alpek S.A. de C.V., 5.375%, 08/08/23 (e) (m)	211,500
	150,000	BBVA Bancomer S.A., Reg. S, 6.750%, 09/30/22	169,875
	200,000	Comision Federal de Electricidad, Reg. S, 5.750%, 02/14/42	208,000
	200,000	Credito Real S.A.B. de C.V., 7.500%, 03/13/19 (e) (m)	216,000
	200,000	Financiera Independencia S.A.B. de C.V., 7.500%, 06/03/19 (e)	202,250
	150,000	Grupo Posadas S.A.B. de C.V., Reg. S, 7.875%, 11/30/17	154,125
	210,000	Metalsa S.A. de C.V., Reg. S, 4.900%, 04/24/23	201,600
	210,000	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	224,700
	210,000	Mexico Generadora de Energia S de rl, Reg. S, 5.500%, 12/06/32	212,100
	260,000	Minera y Metalurgica del Boleo S.A. de C.V., 2.875%, 05/07/19 (e) (m)	262,834
		Petroleos Mexicanos,
	200,000	3.500%, 07/18/18	209,300
	33,000	4.875%, 01/18/24 (e)	35,145
	80,000	6.375%, 01/23/45 (e)	92,100
	200,000	Tenedora Nemak S.A. de C.V., Reg. S, 5.500%, 02/28/23	207,000

			2,826,029

		Morocco — 1.0%
	200,000	OCP S.A., 5.625%, 04/25/24 (e) (m)	208,006

		Netherlands — 2.3%
EUR	100,000	Bharti Airtel International Netherlands B.V., 3.375%, 05/20/21 (e)	138,360
	124,000	Petrobras Global Finance B.V., 6.250%, 03/17/24	131,848
	240,000	VimpelCom Holdings B.V., Reg. S, 5.950%, 02/13/23	228,840

			499,048

		Nigeria — 1.0%
	230,000	Zenith Bank plc, 6.250%, 04/22/19 (e)	228,850

		Panama — 1.8%
	185,628	ENA Norte Trust, Reg. S, 4.950%, 04/25/23	191,197
	200,000	Global Bank Corp., Reg. S, 4.750%, 10/05/17 (m)	206,000

			397,197

		Paraguay — 0.7%
	150,000	Banco Regional SAECA, 8.125%, 01/24/19 (e) (m)	163,814

		Peru — 3.1%
	160,000	Alicorp SAA, Reg. S, 3.875%, 03/20/23	155,200
	150,000	Banco de Credito del Peru, VAR, 6.125%, 04/24/27	160,500
	220,000	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	213,400

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Peru — continued
150,000	Minsur S.A., 6.250%, 02/07/24 (e) (m)	161,625

		690,725

	Singapore — 1.9%
200,000	DBS Bank Ltd., Reg. S, VAR, 3.625%, 09/21/22 (m)	206,439
210,000	TBG Global Pte Ltd., Reg. S, 4.625%, 04/03/18	211,575

		418,014

	South Africa — 0.9%
200,000	Transnet SOC Ltd., Reg. S, 4.000%, 07/26/22	191,000

	South Korea — 2.8%
210,000	Daegu Bank, Reg. S, 2.250%, 04/29/18	207,382
200,000	SK Innovation Co. Ltd., 3.625%, 08/14/18	208,354
200,000	Woori Bank Co. Ltd., 4.750%, 04/30/24 (e)	201,887

		617,623

	Sri Lanka — 0.9%
200,000	Bank of Ceylon, Reg. S, 5.325%, 04/16/18	201,750

	Thailand — 4.4%
200,000	Kasikornbank PCL, Reg. S, 3.000%, 03/20/18	201,700
200,000	Krung Thai Bank PCL, Reg. S, 2.250%, 09/11/18	194,718
	PTT PCL,
220,000	Reg. S, 3.375%, 10/25/22	208,656
200,000	Reg. S, 4.500%, 10/25/42	166,060
200,000	Siam Commercial Bank PCL, 3.500%, 04/07/19 (e)	201,884

		973,018

	Turkey — 1.8%
200,000	Tupras Turkiye Petrol Rafinerileri A.S., Reg. S, 4.125%, 05/02/18	199,500
200,000	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	203,820

		403,320

	United Arab Emirates — 4.0%
	Abu Dhabi National Energy Co.,
200,000	3.875%, 05/06/24 (e) (m)	200,700
200,000	Reg. S, 5.875%, 12/13/21	234,500
200,000	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	229,520
180,000	Dubai Electricity & Water Authority, Reg. S, 7.375%, 10/21/20	220,950

		885,670

	United Kingdom — 9.1%
200,000	Afren plc, 6.625%, 12/09/20 (e) (m)	203,400
100,000	AngloGold Ashanti Holdings plc, 8.500%, 07/30/20 (m)	112,060
200,000	Beijing Enterprises Water Capital Management Ltd., Reg. S, 4.625%, 05/06/18	204,000
210,000	Fresnillo plc, 5.500%, 11/13/23 (e) (m)	222,075
200,000	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e) (m)	210,700
220,000	PCCW-HKT Capital No. 5 Ltd., Reg. S, 3.750%, 03/08/23	211,858
200,000	Prosperous Ray Ltd., 4.625%, 11/12/23	204,688
200,000	Road King Infrastructure Finance 2012 Ltd., Reg. S, 9.875%, 09/18/17	215,000
200,000	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	201,250
200,000	State Grid Overseas Investment 2014 Ltd., 4.850%, 05/07/44 (e)	212,709

		1,997,740

	United States — 2.5%
	Reliance Holding USA, Inc.,
250,000	Reg. S, 5.400%, 02/14/22	269,105
250,000	Reg. S, 6.250%, 10/19/40	271,577

		540,682

	Total Corporate Bonds (Cost $20,475,032)	21,512,849

Supranational — 0.9%
200,000	African Export-Import Bank, Reg. S, 3.875%, 06/04/18 (Cost $195,050)	203,540

U.S. Treasury Obligation — 0.2%
40,000	U.S. Treasury Note, 0.250%, 09/30/14 (k) (Cost $40,023)	40,023

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 0.4%
	Investment Company — 0.4%
91,897	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $91,897)	91,897

	Total Investments — 99.5% (Cost $20,802,002)	21,848,309
	Other Assets in Excess of Liabilities — 0.5%	103,395

	NET ASSETS — 100.0%	$21,951,704

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	10 Year U.S. Treasury Note	09/19/14	$753,094	$3,878
3	2 Year U.S. Treasury Note	09/30/14	659,297	322
	Short Futures Outstanding
(5)	U.S. Long Bond	09/19/14	(687,344)	(6,026)
(19)	5 Year U.S. Treasury Note	09/30/14	(2,275,399)	(3,914)

				$(5,740)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
98,627	EUR	Westpac Banking Corp.	06/30/14	$135,249	$134,436	$813

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EUR	—	Euro
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, unfunded commitments and/or forward foreign currency exchange contracts.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,073,748
Aggregate gross unrealized depreciation	(27,441)

Net unrealized appreciation/depreciation	$1,046,307

Federal income tax cost of investments	$20,802,002

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$91,897	$21,756,412	$—	$21,848,309
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$813	$—	$813
Futures Contracts	4,200	—	—	4,200

Total Appreciation in Other Financial Instruments	$4,200	$813	$—	$5,013

Depreciation in Other Financial Instruments
Futures Contracts	$(9,940)	$—	$—	$(9,940)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 25.6%
		Bermuda — 0.2%
	1,540	Digicel Ltd., Reg. S, 6.000%, 04/15/21	1,565

		Brazil — 0.7%
		Caixa Economica Federal,
	1,730	2.375%, 11/06/17 (e) (m)	1,695
	3,297	3.500%, 11/07/22 (e) (m)	2,967

			4,662

		Cayman Islands — 0.7%
	1,100	Agromercantil Senior Trust, 6.250%, 04/10/19 (e) (m)	1,148
	640	Comcel Trust, 6.875%, 02/06/24 (e) (m)	685
	1,200	Country Garden Holdings Co., Ltd., 7.500%, 01/10/23 (e) (m)	1,119
	1,566	Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/22 (e) (m)	1,676

			4,628

		Colombia — 0.4%
	1,630	Banco GNB Sudameris S.A., 3.875%, 05/02/18 (e) (m)	1,602
	1,240	Ecopetrol S.A., 5.875%, 05/28/45 (m)	1,277

			2,879

		Costa Rica — 0.3%
	850	Banco de Costa Rica, 5.250%, 08/12/18 (e) (m)	864
	797	Banco Nacional de Costa Rica, 6.250%, 11/01/23 (e) (m)	819

			1,683

		Croatia — 0.5%
	3,360	Hrvatska Elektroprivreda, 6.000%, 11/09/17 (e) (m)	3,545

		Georgia — 0.1%
	745	Georgian Railway JSC, Reg. S, 7.750%, 07/11/22	840

		Hungary — 0.5%
	1,600	Magyar Export-Import Bank RT, 5.500%, 02/12/18 (e) (m)	1,704
	1,220	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e) (m)	1,342

			3,046

		Indonesia — 2.4%
		Pertamina Persero PT,
	4,980	5.250%, 05/23/21 (e) (m)	5,154
	4,694	6.000%, 05/03/42 (e) (m)	4,501
	2,267	6.500%, 05/27/41 (e) (m)	2,321
	3,450	Reg. S, 4.875%, 05/03/22	3,454

			15,430

		Ireland — 0.7%
	1,470	Metalloinvest Finance Ltd., Reg. S, 5.625%, 04/17/20	1,404
	3,000	Russian Railways via RZD Capital plc, Reg. S, 5.700%, 04/05/22	3,086

			4,490

		Kazakhstan — 1.7%
		KazMunayGas National Co. JSC,
	822	6.375%, 04/09/21 (e) (m)	923
	466	Reg. S, 4.400%, 04/30/23	460
	4,410	Reg. S, 7.000%, 05/05/20	5,077
	3,225	Reg. S, 9.125%, 07/02/18	3,914
	900	Samruk-Energy JSC, Reg. S, 3.750%, 12/20/17	895

			11,269

		Luxembourg — 0.3%
		Gazprom OAO Via Gaz Capital S.A.,
	1,000	Reg. S, 4.950%, 07/19/22	987
	1,000	Reg. S, 4.950%, 02/06/28	914

			1,901

		Mexico — 7.4%
	872	Cemex S.A.B. de C.V., 7.250%, 01/15/21 (e) (m)	945
		Comision Federal de Electricidad,
	2,970	4.875%, 01/15/24 (e) (m)	3,135
MXN	5,000	Grupo Televisa S.A.B., 7.250%, 05/14/43	332
	1,590	Metalsa S.A. de C.V., 4.900%, 04/24/23 (e) (m)	1,526
	1,100	Mexichem S.A.B. de C.V., 6.750%, 09/19/42 (e) (m)	1,177
		Petroleos Mexicanos,
	190	3.500%, 07/18/18 (m)	199
	1,700	4.875%, 01/24/22 (m)	1,825
	1,020	4.875%, 01/18/24 (e) (m)	1,086
	10,670	5.500%, 01/21/21 (m)	11,973
	2,158	5.750%, 03/01/18	2,432
	3,220	6.000%, 03/05/20 (m)	3,687
	1,270	6.375%, 01/23/45 (e) (m)	1,462
	14,950	6.625%, 06/15/35 (m)	17,491
MXN	6,535	7.650%, 11/24/21 (e)	542
	420	VAR, 2.248%, 07/18/18 (m)	439

			48,251

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Morocco — 0.4%
2,300	OCP S.A., 6.875%, 04/25/44 (e) (m)	2,398

	Netherlands — 1.2%
	Kazakhstan Temir Zholy Finance B.V.,
2,418	6.950%, 07/10/42 (e) (m)	2,735
1,780	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	2,085
	Petrobras Global Finance B.V.,
1,060	6.250%, 03/17/24 (m)	1,127
625	7.250%, 03/17/44 (m)	690
1,460	Zhaikmunai LP, 7.125%, 11/13/19 (e)	1,527

		8,164

	Paraguay — 0.1%
890	Banco Continental S.A.E.C.A., 8.875%, 10/15/17 (e) (m)	959

	Peru — 0.4%
920	Cia Minera Milpo SAA, 4.625%, 03/28/23 (e) (m)	893
720	Consorcio Transmantaro S.A., 4.375%, 05/07/23 (e) (m)	699
1,080	Transportadora de Gas del Peru S.A., 4.250%, 04/30/28 (e)	1,023

		2,615

	Philippines — 0.5%
	Power Sector Assets & Liabilities Management Corp.,
691	7.250%, 05/27/19 (e)	834
1,930	7.390%, 12/02/24 (e)	2,497

		3,331

	Singapore — 0.2%
1,000	Ottawa Holdings Pte Ltd., 5.875%, 05/16/18 (e) (m)	882
550	TBG Global Pte Ltd., 4.625%, 04/03/18 (e)	554

		1,436

	South Africa — 0.8%
	Eskom Holdings SOC Ltd.,
3,290	6.750%, 08/06/23 (e) (m)	3,632
1,326	Reg. S, 5.750%, 01/26/21	1,402

		5,034

	Sri Lanka — 0.4%
1,730	Bank of Ceylon, 6.875%, 05/03/17 (e) (m)	1,838
500	National Savings Bank, Reg. S, 8.875%, 09/18/18	563

		2,401

	United Arab Emirates — 0.2%
410	Dolphin Energy Ltd., Reg. S, 5.500%, 12/15/21	471
670	Dubai Electricity & Water Authority, 7.375%, 10/21/20 (e) (m)	822

		1,293

	United Kingdom — 0.9%
1,460	Afren plc, 6.625%, 12/09/20 (e) (m)	1,485
1,000	City of Kyiv Via Kyiv Finance plc, 9.375%, 07/11/16 (e) (m)	850
1,500	Fresnillo plc, 5.500%, 11/13/23 (e) (m)	1,586
1,500	Sinopec Group Overseas Development 2013 Ltd., Reg. S, 5.375%, 10/17/43	1,634

		5,555

	United States — 0.2%
843	Cemex Finance LLC, Reg. S, 9.375%, 10/12/22	988

	Venezuela — 4.4%
	Petroleos de Venezuela S.A.,
1,810	5.000%, 10/28/15	1,683
4,870	Reg. S, 5.250%, 04/12/17	4,042
12,314	Reg. S, 5.375%, 04/12/27	7,112
11,238	Reg. S, 6.000%, 11/15/26	6,743
9,286	Reg. S, 8.500%, 11/02/17	8,508
1,007	Reg. S, 9.000%, 11/17/21	828

		28,916

	Total Corporate Bonds (Cost $162,035)	167,279

Foreign Government Securities — 71.2%
	Argentina — 2.6%
	Provincia de Buenos Aires,
1,750	Reg. S, 9.625%, 04/18/28	1,470
357	Reg. S, 11.750%, 10/05/15	353
	Provincia de Cordoba,
1,400	12.375%, 08/17/17 (e)	1,337
	Republic of Argentina,
3,900	7.000%, 10/03/15	3,779
10,088	8.280%, 12/31/33 (m)	7,869
1,009	8.750%, 06/02/17	929
1,909	SUB, 2.500%, 12/31/38	808
1,520	SUB, 2.500%, 12/31/38 (m)	644

		17,189

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Armenia — 0.4%
	2,360	Republic of Armenia, Reg. S, 6.000%, 09/30/20	2,484

		Bahrain — 0.3%
	1,493	Kingdom of Bahrain, Reg. S, 6.125%, 08/01/23	1,700

		Belarus — 0.3%
		Republic of Belarus,
	202	Reg. S, 8.750%, 08/03/15	207
	1,716	Reg. S, 8.950%, 01/26/18	1,815

			2,022

		Belize — 0.2%
		Republic of Belize,
	1,292	Reg. S, SUB, 5.000%, 02/20/38	898
	302	SUB, 5.000%, 02/20/38 (e)	210

			1,108

		Bolivia — 0.9%
	5,495	Plurinational State of Bolivia, Reg. S, 5.950%, 08/22/23	5,880

		Brazil — 5.6%
	1,450	Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 06/16/18 (e) (m)	1,610
		Brazil Notas do Tesouro Nacional, Serie F,
BRL	2,960	10.000%, 01/01/15	1,367
BRL	10,500	10.000%, 01/01/17	4,700
BRL	9,075	10.000%, 01/01/23	3,804
		Federal Republic of Brazil,
	2,830	2.625%, 01/05/23 (m)	2,618
	2,150	5.625%, 01/07/41	2,322
	3,810	7.125%, 01/20/37 (m)	4,820
	409	Series A, 8.000%, 01/15/18 (m)	456
	6,076	8.250%, 01/20/34 (m)	8,445
BRL	7,667	10.250%, 01/10/28	3,656
	1,658	12.250%, 03/06/30	3,034

			36,832

		Colombia — 2.7%
		Republic of Colombia,
	5,750	4.000%, 02/26/24 (m)	5,959
	1,760	4.375%, 07/12/21 (m)	1,896
	3,765	6.125%, 01/18/41 (m)	4,499
	1,490	7.375%, 03/18/19 (m)	1,825
	1,980	7.375%, 09/18/37 (m)	2,688
	673	10.375%, 01/28/33	1,060

			17,927

		Costa Rica — 0.4%
		Republic of Costa Rica,
	500	7.000%, 04/04/44 (e) (m)	528
	2,250	Reg. S, 4.250%, 01/26/23	2,171

			2,699

		Croatia — 0.4%
		Republic of Croatia,
	532	Reg. S, 6.250%, 04/27/17	575
	683	Reg. S, 6.625%, 07/14/20	762
	1,220	Reg. S, 6.750%, 11/05/19	1,367

			2,704

		Dominican Republic — 0.7%
		Government of Dominican Republic,
	695	7.450%, 04/30/44 (e) (m)	749
	1,419	Reg. S, 5.875%, 04/18/24	1,476
	590	Reg. S, 7.500%, 05/06/21	678
	1,589	Reg. S, 9.040%, 01/23/18	1,740

			4,643

		Ecuador — 1.3%
	7,837	Republic of Ecuador, Reg. S, 9.375%, 12/15/15	8,386

		Egypt — 0.0% (g)
	318	Arab Republic of Egypt, Reg. S, 5.750%, 04/29/20	333

		El Salvador — 0.7%
		Republic of El Salvador,
	3,165	Reg. S, 5.875%, 01/30/25	3,133
	840	Reg. S, 7.375%, 12/01/19	941
	483	Reg. S, 7.650%, 06/15/35	512
	264	Reg. S, 8.250%, 04/10/32	300

			4,886

		Gabon — 0.2%
		Gabonese Republic,
	200	6.375%, 12/12/24 (e)	220
	860	Reg. S, 6.375%, 12/12/24	944

			1,164

		Guatemala — 0.3%
		Republic of Guatemala,
	963	5.750%, 06/06/22 (e) (m)	1,059
	1,190	Reg. S, 4.875%, 02/13/28	1,214

			2,273

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Honduras — 0.6%
		Republic of Honduras,
	2,190	8.750%, 12/16/20 (e)	2,409
	1,277	Reg. S, 7.500%, 03/15/24	1,302

			3,711

		Hungary — 3.2%
		Republic of Hungary,
	4,792	5.375%, 02/21/23 (m)	5,122
	8,824	5.375%, 03/25/24 (m)	9,376
HUF	169,900	5.500%, 06/24/25	814
	1,874	5.750%, 11/22/23 (m)	2,047
	1,460	6.375%, 03/29/21	1,657
	1,310	7.625%, 03/29/41 (m)	1,642

			20,658

		Iceland — 0.7%
		Republic of Iceland,
	4,194	5.875%, 05/11/22 (e) (m)	4,593

		Indonesia — 4.5%
		Republic of Indonesia,
	1,800	3.375%, 04/15/23 (e)	1,687
	5,720	5.875%, 01/15/24 (e) (m)	6,421
	4,240	6.750%, 01/15/44 (e) (m)	5,008
	2,100	Reg. S, 4.875%, 05/05/21	2,221
	521	Reg. S, 5.875%, 03/13/20	584
	3,644	Reg. S, 7.750%, 01/17/38	4,655
	4,095	Reg. S, 8.500%, 10/12/35	5,559
	2,525	Reg. S, 11.625%, 03/04/19	3,456

			29,591

		Ivory Coast — 0.7%
	4,785	Republic of Ivory Coast, Reg. S, SUB, 5.750%, 12/31/32	4,672

		Jamaica — 1.2%
		Jamaica Government International Bond,
	4,135	8.000%, 06/24/19 (m)	4,383
	320	8.000%, 03/15/39 (m)	302
	2,150	9.250%, 10/17/25 (m)	2,429
	399	10.625%, 06/20/17 (m)	451

			7,565

		Kenya — 0.1%
	580	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (e) (i)	553

		Lebanon — 2.9%
		Republic of Lebanon,
	4,260	6.375%, 03/09/20	4,462
	1,060	9.000%, 03/20/17	1,190
	11,289	Reg. S, 8.250%, 04/12/21	13,011

			18,663

		Lithuania — 0.8%
		Republic of Lithuania,
	3,975	Reg. S, 6.625%, 02/01/22	4,812
	492	Reg. S, 7.375%, 02/11/20	600

			5,412

		Mexico — 4.8%
		United Mexican States,
	730	3.625%, 03/15/22	760
	7,490	4.000%, 10/02/23	7,883
	1,200	5.750%, 10/12/10	1,281
	8,300	Series A, 6.750%, 09/27/34	10,707
MXN	100,500	7.750%, 11/13/42	8,709
MXN	11,560	10.000%, 12/05/24	1,193
MXN	6,000	10.000%, 11/20/36	642

			31,175

		Mongolia — 0.3%
	4	Development Bank of Mongolia LLC, Reg. S, 5.750%, 03/21/17	4
		Government of Mongolia,
	670	4.125%, 01/05/18 (e) (m)	641
	1,151	5.125%, 12/05/22 (e) (m)	1,036

			1,681

		Morocco — 0.4%
		Kingdom of Morocco,
	1,210	Reg. S, 4.250%, 12/11/22	1,209
	1,261	Reg. S, 5.500%, 12/11/42	1,256

			2,465

		Netherlands — 0.4%
	2,160	Republic of Angola Via Northern Lights III B.V., Reg. S, 7.000%, 08/16/19	2,381

		Nigeria — 0.2%
		Federal Republic of Nigeria,
	1,100	Reg. S, 6.375%, 07/12/23	1,191
NGN	65,225	Reg. S, 16.000%, 06/29/19	451

			1,642

		Pakistan — 1.3%
		Republic of Pakistan,
	3,620	8.250%, 04/15/24 (e) (m)	3,810

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Pakistan –– continued
	4,815	Reg. S, 6.875%, 06/01/17	5,008

			8,818

		Panama — 1.2%
		Republic of Panama,
	4,357	4.300%, 04/29/53 (m)	3,856
	2,445	6.700%, 01/26/36 (m)	3,044
	845	8.875%, 09/30/27 (m)	1,217

			8,117

		Paraguay — 0.1%
	765	Republic of Paraguay, Reg. S, 4.625%, 01/25/23	780

		Peru — 1.6%
		Republic of Peru,
	605	5.625%, 11/18/50 (m)	684
	5,174	6.550%, 03/14/37 (m)	6,545
	615	7.125%, 03/30/19 (m)	750
	100	7.350%, 07/21/25 (m)	133
	1,360	8.750%, 11/21/33 (m)	2,087

			10,199

		Philippines — 3.0%
		Republic of Philippines,
	410	4.200%, 01/21/24	439
	3,067	6.375%, 10/23/34	3,979
	1,540	6.500%, 01/20/20	1,846
	9,085	7.750%, 01/14/31 (m)	12,810
	480	8.375%, 06/17/19	614

			19,688

		Poland — 0.6%
		Republic of Poland,
	1,165	3.000%, 03/17/23	1,135
	2,590	4.000%, 01/22/24	2,705

			3,840

		Romania — 1.3%
		Republic of Romania,
	1,530	4.375%, 08/22/23 (e)	1,572
	3,154	6.125%, 01/22/44 (e)	3,580
	722	6.750%, 02/07/22 (e)	866
	2,546	Reg. S, 4.875%, 01/22/24	2,708

			8,726

		Russia — 8.8%
		Russian Federation,
	4,400	3.250%, 04/04/17 (e)	4,488
	2,800	3.500%, 01/16/19 (e)	2,814
	13,200	4.875%, 09/16/23 (e)	13,546
RUB	56,010	7.000%, 08/16/23	1,462
RUB	156,684	7.600%, 07/20/22	4,309
	800	Reg. S, 5.625%, 04/04/42	828
	4,000	Reg. S, 5.875%, 09/16/43	4,220
	1,290	Reg. S, 11.000%, 07/24/18	1,687
	2,560	Reg. S, 12.750%, 06/24/28	4,397
	17,099	Reg. S, SUB, 7.500%, 03/31/30	19,826

			57,577

		Serbia — 0.8%
		Republic of Serbia,
	1,165	5.250%, 11/21/17 (e)	1,223
	850	5.875%, 12/03/18 (e)	914
	875	Reg. S, 4.875%, 02/25/20	897
	1,370	Reg. S, 7.250%, 09/28/21	1,589
	892	Reg. S, SUB, 6.750%, 11/01/24	904

			5,527

		South Africa — 1.0%
		Republic of South Africa,
	2,630	4.665%, 01/17/24	2,719
	2,355	5.500%, 03/09/20	2,594
	1,370	5.875%, 09/16/25	1,541

			6,854

		Sri Lanka — 0.8%
		Republic of Sri Lanka,
	1,050	5.875%, 07/25/22 (e)	1,078
	690	6.000%, 01/14/19 (e)	730
	2,043	6.250%, 10/04/20 (e)	2,173
	1,260	Reg. S, 6.250%, 07/27/21	1,336

			5,317

		Tanzania — 0.1%
	660	Republic of Tanzania, Reg. S, VAR, 6.332%, 03/09/20	703

		Turkey — 6.8%
	1,010	Export Credit Bank of Turkey, Reg. S, 5.375%, 11/04/16	1,066
		Republic of Turkey,
	2,965	4.875%, 04/16/43	2,795
	1,310	5.625%, 03/30/21	1,431
	7,715	5.750%, 03/22/24	8,429
	4,407	6.000%, 01/14/41	4,726
	3,000	6.250%, 09/26/22	3,401

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Turkey — continued
4,220	6.750%, 04/03/18	4,779
4,255	6.875%, 03/17/36	5,053
3,180	7.000%, 03/11/19	3,677
1,599	7.000%, 06/05/20	1,869
3,400	7.375%, 02/05/25	4,135
1,205	7.500%, 07/14/17	1,378
1,272	7.500%, 11/07/19	1,512

		44,251

	Ukraine — 1.3%
	Republic of Ukraine,
800	Reg. S, 6.250%, 06/17/16	757
700	Reg. S, 6.580%, 11/21/16	660
1,100	Reg. S, 7.750%, 09/23/20	1,031
3,600	Reg. S, 7.800%, 11/28/22	3,294
2,167	Reg. S, 7.950%, 02/23/21	2,037
600	Reg. S, 9.250%, 07/24/17	590

		8,369

	United Arab Emirates — 0.2%
	Government of Dubai,
408	5.250%, 01/30/43	386
810	Reg. S, 5.591%, 06/22/21	913

		1,299

	Uruguay — 0.3%
	Republic of Uruguay,
298	7.625%, 03/21/36	404
957	7.875%, 01/15/33	1,306

		1,710

	Venezuela — 3.4%
	Republic of Venezuela,
3,577	7.650%, 04/21/25	2,602
10,626	Reg. S, 6.000%, 12/09/20	7,704
1,946	Reg. S, 7.750%, 10/13/19	1,601
7,788	Reg. S, 8.250%, 10/13/24	5,899
5,156	Reg. S, 9.000%, 05/07/23	4,189

		21,995

	Vietnam — 0.5%
2,943	Republic of Vietnam, Reg. S, 6.750%, 01/29/20	3,318

	Zambia — 0.3%
1,790	Republic of Zambia, 8.500%, 04/14/24 (e)	1,927

	Total Foreign Government Securities (Cost $447,132)	466,007

U.S. Treasury Obligation — 0.1%
730	U.S. Treasury Note, 0.250%, 09/30/14 (k) (m) (Cost $730)	730

SHARES
Short-Term Investment — 4.2%
	Investment Company — 4.2%
27,363	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $27,363)	27,363

	Total Investments — 101.1% (Cost $637,260)	661,379
	Liabilities in Excess of Other Assets — (1.1)%	(7,382)

	NET ASSETS — 100.0%	$653,997

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
299	5 Year U.S. Treasury Note	09/30/14	35,807	79
	Short Futures Outstanding
(450)	10 Year U.S. Treasury Note	09/19/14	(56,482)	(154)
(35)	U.S. Long Bond	09/19/14	(4,811)	(42)

				(117)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,825	AUD	Westpac Banking Corp.	06/18/14	4,371	4,486	115

10,200	BRL	State Street Corp. †	06/18/14	4,476	4,534	58
6,848	BRL	Deutsche Bank AG †	06/30/14	2,989	3,033	44

4,991,090	CLP	Goldman Sachs International †	06/18/14	8,732	9,070	338

10,957,400	COP	Credit Suisse International †	06/18/14	5,752	5,767	15
9,004,340	COP	HSBC Bank, N.A. †	06/18/14	4,478	4,739	261

334,137	INR	Union Bank of Switzerland AG †	06/18/14	5,703	5,624	(79)

470,783	JPY	Barclays Bank plc	06/18/14	4,536	4,625	89

4,811,380	KRW	Union Bank of Switzerland AG †	06/18/14	4,490	4,706	216

19,594	MXN	Citibank, N.A.	06/18/14	1,522	1,522	— (h)
26,619	MXN	Goldman Sachs International	06/18/14	2,054	2,068	14
117,099	MXN	Midland Bank plc	06/18/14	8,906	9,097	191
16,206	MXN	BNP Paribas	06/30/14	1,218	1,258	40

40,845	PLN	Barclays Bank plc	06/18/14	13,440	13,450	10
2,973	PLN	Citibank, N.A.	06/18/14	977	979	2
3,053	PLN	Goldman Sachs International	06/18/14	999	1,005	6

312,282	RUB	Credit Suisse International †	06/18/14	8,455	8,917	462
162,288	RUB	HSBC Bank, N.A. †	06/18/14	4,581	4,634	53

42,861	SEK	Midland Bank plc	06/18/14	6,470	6,403	(67)

5,516	SGD	Deutsche Bank AG	06/18/14	4,355	4,398	43
7,121	SGD	Midland Bank plc	06/18/14	5,683	5,677	(6)

144,972	THB	Westpac Banking Corp.	06/18/14	4,438	4,413	(25)

2,195	TRY	Citibank, N.A.	06/18/14	1,036	1,043	7
11,483	TRY	Midland Bank plc	06/18/14	5,493	5,455	(38)
9,724	TRY	Societe Generale	06/18/14	4,599	4,619	20
4,603	TRY	Citibank, N.A.	06/30/14	2,098	2,181	83

				121,851	123,703	1,852

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,136	AUD	State Street Corp.	06/18/14	5,657	5,704	(47)
4,825	AUD	Westpac Banking Corp.	06/18/14	4,327	4,486	(159)

10,200	BRL	State Street Corp. †	06/18/14	4,515	4,533	(18)
11,693	BRL	Deutsche Bank AG †	06/30/14	5,200	5,179	21
22,145	BRL	Goldman Sachs International †	06/30/14	9,434	9,810	(376)

1,090	CAD	Goldman Sachs International	06/18/14	999	1,004	(5)
1,062	CAD	Royal Bank of Canada	06/18/14	980	979	1
4,960	CAD	Westpac Banking Corp.	06/18/14	4,459	4,573	(114)

3,122,340	CLP	Credit Suisse International †	06/18/14	5,658	5,674	(16)
2,520,900	CLP	HSBC Bank, N.A. †	06/18/14	4,387	4,582	(195)
2,470,190	CLP	State Street Corp. †	06/18/14	4,286	4,489	(203)

9,004,340	COP	Deutsche Bank AG †	06/18/14	4,644	4,739	(95)

470,783	JPY	TD Bank Financial Group	06/18/14	4,563	4,625	(62)

4,811,380	KRW	Barclays Bank plc †	06/18/14	4,545	4,706	(161)

50,123	MXN	BNP Paribas	06/30/14	3,757	3,891	(134)

33,510	PLN	Barclays Bank plc	06/18/14	10,986	11,034	(48)
13,372	PLN	Westpac Banking Corp.	06/18/14	4,369	4,403	(34)

216,699	RUB	Barclays Bank plc †	06/18/14	6,250	6,187	63
158,817	RUB	Credit Suisse International †	06/18/14	4,393	4,535	(142)
315,753	RUB	HSBC Bank, N.A. †	06/18/14	8,483	9,015	(532)
47,198	RUB	Barclays Bank plc †	06/30/14	1,342	1,343	(1)

6,441	SEK	Citibank, N.A.	06/18/14	971	962	9
6,549	SEK	Goldman Sachs International	06/18/14	999	978	21
29,870	SEK	Midland Bank plc	06/18/14	4,554	4,462	92

5,516	SGD	Midland Bank plc	06/18/14	4,358	4,398	(40)

329,885	THB	Midland Bank plc	06/18/14	10,100	10,042	58

9,724	TRY	Midland Bank plc	06/18/14	4,455	4,619	(164)
4,603	TRY	Goldman Sachs International	06/30/14	2,042	2,181	(139)

104,581	ZAR	Barclays Bank plc	06/18/14	9,966	9,858	108
16,417	ZAR	Citibank, N.A.	06/18/14	1,571	1,548	23
10,365	ZAR	Goldman Sachs International	06/18/14	999	977	22

				143,249	145,516	(2,267)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	0.148%	790	(8)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2014. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
MXN	—	Mexican Peso
NGN	—	Nigeria Naira
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
ZAR	—	South African Rand
†	—	Non-deliverable forward.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,596
Aggregate gross unrealized depreciation	(2,477)

Net unrealized appreciation/depreciation	$24,119

Federal income tax cost of investments	$637,260

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented by country on the Schedule of Portfolio of Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Bermuda	$—	$1,565	$—	$1,565
Brazil	—	4,662	—	4,662
Cayman Islands	—	4,628	—	4,628
Colombia	—	2,879	—	2,879
Costa Rica	—	1,683	—	1,683
Croatia	—	3,545	—	3,545
Georgia	—	840	—	840
Hungary	—	3,046	—	3,046
Indonesia	—	15,430	—	15,430
Ireland	—	4,490	—	4,490
Kazakhstan	—	11,269	—	11,269
Luxembourg	—	1,901	—	1,901
Mexico	—	48,251	—	48,251
Morocco	—	2,398	—	2,398
Netherlands	—	8,164	—	8,164
Paraguay	—	959	—	959
Peru	—	2,615	—	2,615
Philippines	—	3,331	—	3,331
Singapore	—	1,436	—	1,436
South Africa	—	5,034	—	5,034
Sri Lanka	—	2,401	—	2,401
United Arab Emirates	—	1,293	—	1,293
United Kingdom	—	5,555	—	5,555
United States	—	988	—	988
Venezuela	—	28,916	—	28,916

Total Corporate Bonds	—	167,279	—	167,279

Foreign Government Securities	—	465,454	553	466,007
U.S. Treasury Obligations	—	730	—	730
Short-Term Investment
Investment Company	27,363	—	—	27,363

Total Investments in Securities	$27,363	$633,463	$553	$661,379

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,485	$—	$2,485
Futures Contracts	79	—	—	79

Total Appreciation in Other Financial Instruments	$79	$2,485	$—	$2,564

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,900)	$—	$(2,900)
Futures Contracts	(196)	—	—	(196)
Credit Default Swap	—	(8)	—	(8)

Total Depreciation in Other Financial Instruments	$(196)	$(2,908)	$—	$(3,104)

There were no transfers between any levels during the period ended May 31, 2014.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury and other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in credit default swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 73.3%
	Federal Farm Credit Banks — 17.3%
93,000	DN, 0.030%, 06/17/14 (n)	92,999
95,000	DN, 0.030%, 06/18/14 (n)	94,999
19,000	DN, 0.040%, 06/20/14 (n)	19,000
50,000	DN, 0.040%, 06/23/14 (n)	49,999
15,000	DN, 0.040%, 06/24/14 (n)	15,000
15,000	DN, 0.050%, 06/03/14 (n)	15,000
10,000	DN, 0.050%, 06/04/14 (n)	10,000
25,000	DN, 0.050%, 07/24/14 (n)	24,998
10,000	DN, 0.060%, 07/18/14 (n)	9,999
45,000	DN, 0.080%, 08/26/14 (n)	44,991
45,000	DN, 0.089%, 08/06/14 (n)	44,993
50,000	DN, 0.090%, 07/28/14 (n)	49,993
15,000	DN, 0.090%, 09/08/14 (n)	14,996
25,000	DN, 0.110%, 11/13/14 (n)	24,987
25,000	DN, 0.120%, 09/02/14 (n)	24,992
54,000	DN, 0.130%, 07/23/14 (n)	53,990
31,000	DN, 0.130%, 09/12/14 (n)	30,988
25,000	DN, 0.170%, 01/05/15 (n)	24,974
75,000	VAR, 0.096%, 06/02/14	75,000
25,000	VAR, 0.141%, 06/03/14	25,003
25,000	VAR, 0.151%, 06/18/14	25,007

		771,908

	Federal Home Loan Banks — 55.5%
14,615	0.080%, 10/24/14	14,615
15,000	0.080%, 10/24/14	14,999
25,000	0.100%, 09/26/14	25,000
331,780	DN, 0.041%, 06/13/14 (n)	331,775
10,250	DN, 0.045%, 07/11/14 (n)	10,250
200,000	DN, 0.048%, 07/02/14 (n)	199,992
146,500	DN, 0.050%, 06/20/14 (n)	146,496
125,000	DN, 0.050%, 07/09/14 (n)	124,993
38,000	DN, 0.050%, 07/23/14 (n)	37,997
250,000	DN, 0.050%, 07/30/14 (n)	249,980
25,000	DN, 0.058%, 08/08/14 (n)	24,997
96,665	DN, 0.060%, 08/20/14 (n)	96,652
100,000	DN, 0.061%, 08/13/14 (n)	99,988
18,827	DN, 0.065%, 10/08/14 (n)	18,823
131,000	DN, 0.069%, 06/18/14 (n)	130,996
200,000	DN, 0.071%, 08/01/14 (n)	199,976
51,455	DN, 0.078%, 06/11/14 (n)	51,454
200,000	DN, 0.080%, 06/06/14 (n)	199,998
15,357	DN, 0.080%, 11/12/14 (n)	15,351
30,000	DN, 0.094%, 08/27/14 (n)	29,993
117,950	DN, 0.126%, 06/25/14 (n)	117,940
57,147	DN, 0.135%, 06/04/14 (n)	57,146
20,000	VAR, 0.080%, 06/11/14 (m)	20,000
75,000	VAR, 0.081%, 06/29/14 (m)	74,999
25,000	VAR, 0.089%, 06/20/14	25,000
25,000	VAR, 0.100%, 06/11/14 (m)	25,000
45,000	VAR, 0.103%, 06/04/14	44,988
66,000	VAR, 0.130%, 06/21/14	66,002
25,000	VAR, 0.141%, 06/15/14	24,998

		2,480,398

	Tennessee Valley Authority — 0.5%
24,236	DN, 0.035%, 06/12/14 (n)	24,236

	Total U.S. Government Agency Securities (Cost $3,276,542)	3,276,542

U.S. Treasury Obligations — 27.4%
	U.S. Treasury Bills — 8.1% (n)
150,000	0.023%, 06/12/14	149,999
60,450	0.033%, 06/19/14	60,449
32,661	0.035%, 06/26/14	32,660
118,262	0.047%, 06/05/14	118,261

		361,369

	U.S. Treasury Notes — 19.3%
35,000	0.250%, 01/15/15	35,024
50,000	0.625%, 07/15/14	50,033
200,000	2.375%, 09/30/14	201,524
10,000	2.375%, 10/31/14	10,094
250,000	2.625%, 06/30/14	250,518
221,000	2.625%, 07/31/14	221,938
95,000	4.250%, 08/15/14	95,829

		864,960

	Total U.S. Treasury Obligations (Cost $1,226,329)	1,226,329

	Total Investments — 100.7% (Cost $4,502,871) *	4,502,871
	Liabilities in Excess of Other Assets — (0.7)%	(32,722)

	NET ASSETS — 100.0%	$4,470,149

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$4,502,871	$—	$4,502,871

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 5.8%
	Ally Auto Receivables Trust,
12	Series 2010-3, Class A4, 1.550%, 08/17/15	12
252	Series 2010-4, Class A4, 1.350%, 12/15/15	252
1,053	Series 2011-4, Class A4, 1.140%, 06/15/16	1,056
889	Series 2012-1, Class A4, 1.210%, 07/15/16	895
380	Series 2012-2, Class A3, 0.740%, 04/15/16	380
475	Series 2012-3, Class A3, 0.850%, 08/15/16	477
728	Series 2012-4, Class A3, 0.590%, 01/17/17	729
1,061	Series 2012-5, Class A3, 0.620%, 03/15/17	1,063
1,186	Series 2013-1, Class A3, 0.630%, 05/15/17	1,188
976	Series 2013-2, Class A3, 0.790%, 01/15/18	979
1,030	Series 2013-SN1, Class A3, 0.720%, 05/20/16	1,031
	AmeriCredit Automobile Receivables Trust,
608	Series 2011-5, Class A3, 1.550%, 07/08/16	609
218	Series 2012-1, Class A3, 1.230%, 09/08/16	219
159	Series 2012-4, Class A3, 0.670%, 06/08/17	159
490	Series 2013-1, Class A3, 0.610%, 10/10/17	490
629	Series 2013-5, Class A3, 0.900%, 09/10/18	631
272	Bank of America Auto Trust, Series 2012-1, Class A3, 0.780%, 06/15/16	273
	BMW Vehicle Lease Trust,
880	Series 2013-1, Class A3, 0.540%, 09/21/15	881
1,726	Series 2014-1, Class A3, 0.730%, 02/21/17	1,727
933	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	934
	CarMax Auto Owner Trust,
404	Series 2012-3, Class A3, 0.520%, 07/17/17	404
906	Series 2013-1, Class A3, 0.600%, 10/16/17	907
800	Series 2013-4, Class A3, 0.800%, 07/16/18	801
2,273	Series 2014-2, Class A3, 0.980%, 01/15/19	2,277
	CNH Equipment Trust,
269	Series 2011-B, Class A3, 0.910%, 08/15/16	269
170	Series 2012-A, Class A3, 0.940%, 05/15/17	171
758	Series 2012-C, Class A3, 0.570%, 12/15/17	759
1,341	Series 2012-D, Class A3, 0.650%, 04/16/18	1,343
1,297	Series 2013-A, Class A3, 0.690%, 06/15/18	1,300
652	Series 2013-C, Class A3, 1.020%, 08/15/18	656
1,858	Series 2013-D, Class A3, 0.770%, 10/15/18	1,859
1,548	Series 2014-A, Class A3, 0.840%, 05/15/19	1,549
849	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 07/16/18 (e)	852
417	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 09/16/19 (e)	420
150	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	154
407	Discover Card Execution Note Trust, Series 2012-A1, Class A1, 0.810%, 08/15/17	408
	Exeter Automobile Receivables Trust,
1,085	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	1,088
370	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	370
	Fifth Third Auto Trust,
1,117	Series 2013-1, Class A3, 0.880%, 10/16/17	1,123
1,353	Series 2013-A, Class A3, 0.610%, 09/15/17	1,355
570	Ford Credit Auto Lease Trust, Series 2013-B, Class A3, 0.760%, 09/15/16	571
	Ford Credit Auto Owner Trust,
404	Series 2012-A, Class A3, 0.840%, 08/15/16	405
403	Series 2012-B, Class A3, 0.720%, 12/15/16	404
615	Series 2012-D, Class A3, 0.510%, 04/15/17	616

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
716	Series 2013-B, Class A3, 0.570%, 10/15/17	717
774	Series 2013-C, Class A3, 0.820%, 12/15/17	777
986	Series 2013-D, Class A3, 0.670%, 04/15/18	986
721	GE Equipment Transportation LLC, Series 2012-2, Class A3, 0.620%, 07/25/16	722
	GMAT Trust,
1,843	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,846
502	Series 2014-1A, Class A, SUB, 3.721%, 02/25/44 (e)	503
	HLSS Servicer Advance Receivables Backed Notes,
2,700	Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	2,701
1,248	Series 2013-T7, Class A7, 1.981%, 11/15/46 (e)	1,253
808	HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1, 1.244%, 01/17/45 (e)	809
	Honda Auto Receivables Owner Trust,
146	Series 2011-1, Class A4, 1.800%, 04/17/17	146
337	Series 2012-1, Class A4, 0.970%, 04/16/18	339
271	Series 2012-2, Class A3, 0.700%, 02/16/16	271
1,211	Series 2013-1, Class A3, 0.480%, 11/21/16	1,212
796	Series 2013-2, Class A3, 0.530%, 02/16/17	797
1,298	Series 2013-4, Class A3, 0.690%, 09/18/17	1,301
2,326	Series 2014-1, Class A3, 0.670%, 11/21/17	2,329
	Huntington Auto Trust,
2,000	Series 2011-1A, Class A4, 1.310%, 11/15/16 (e)	2,015
207	Series 2012-1, Class A3, 0.810%, 09/15/16	207
1,041	Series 2012-2, Class A3, 0.510%, 04/17/17	1,042
	Hyundai Auto Receivables Trust,
122	Series 2010-B, Class A4, 1.630%, 03/15/17	123
696	Series 2011-B, Class A4, 1.650%, 02/15/17	699
2,327	Series 2013-A, Class A3, 0.560%, 07/17/17	2,330
1,039	Series 2013-B, Class A3, 0.710%, 09/15/17	1,042
964	Series 2014-A, Class A3, 0.790%, 07/16/18	965
1,894	Series 2014-B, Class A3, 0.900%, 12/17/18	1,897
	John Deere Owner Trust,
374	Series 2012-A, Class A3, 0.750%, 03/15/16	374
597	Series 2012-B, Class A3, 0.530%, 07/15/16	597
1,500	Series 2013-A, Class A3, 0.600%, 03/15/17	1,504
716	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3, 0.590%, 02/15/16	717
	Mercedes-Benz Auto Receivables Trust,
881	Series 2012-1, Class A3, 0.470%, 10/17/16	882
929	Series 2013-1, Class A3, 0.780%, 08/15/17	932
	Nissan Auto Lease Trust,
103	Series 2012-B, Class A2A, 0.450%, 06/15/15	103
346	Series 2013-B, Class A3, 0.750%, 06/15/16	347
	Nissan Auto Receivables Owner Trust,
916	Series 2012-A, Class A4, 1.000%, 07/16/18	922
1,275	Series 2013-A, Class A3, 0.500%, 05/15/17	1,276
1,260	Series 2013-C, Class A3, 0.670%, 08/15/18	1,260
1,280	Series 2014-A, Class A3, 0.720%, 08/15/18	1,281
1,162	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	1,162
1,964	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.087%, 10/25/34	1,950
303	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	303
707	RAMP Trust, Series 2006-RZ1, Class A3, VAR, 0.450%, 03/25/36	673
	Santander Drive Auto Receivables Trust,
122	Series 2011-1, Class B, 2.350%, 11/16/15	122

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
42	Series 2012-3, Class A3, 1.080%, 04/15/16	42
458	Series 2012-5, Class A3, 0.830%, 12/15/16	459
1,750	Series 2013-1, Class A3, 0.620%, 06/15/17	1,752
463	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	468
2,520	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,525
	Toyota Auto Receivables Owner Trust,
439	Series 2013-A, Class A3, 0.550%, 01/17/17	440
2,074	Series 2014-A, Class A3, 0.670%, 12/15/17	2,075
1,373	Trafigura Securitisation Finance plc, (Ireland), Series 2012-1A, Class A, VAR, 2.551%, 10/15/15 (e)	1,385
394	U.S. Residential Opportunity Fund Trust, Series 2014-1A, Class NOTE, SUB, 3.466%, 03/25/34 (e)	396
	USAA Auto Owner Trust,
397	Series 2012-1, Class A3, 0.430%, 08/15/16	397
1,236	Series 2014-1, Class A3, 0.580%, 12/15/17	1,237
	Volkswagen Auto Loan Enhanced Trust,
693	Series 2012-1, Class A3, 0.850%, 08/22/16	695
838	Series 2012-2, Class A3, 0.460%, 01/20/17	838
1,885	Series 2013-2, Class A3, 0.700%, 04/20/18	1,886
1,623	VOLT XXII LLC, Series 2014-NPL1, Class A1, SUB, 3.625%, 10/27/53 (e)	1,633
1,621	VOLT XXIII LLC, Series 2014-NPL2, Class A1, SUB, 3.625%, 11/25/53 (e)	1,631
1,518	VOLT XXIV LLC, Series 2014-NPL3, Class A1, SUB, 3.250%, 11/25/53 (e)	1,522
110	World Omni Auto Receivables Trust, Series 2012-B, Class A2, 0.430%, 11/16/15	110

	Total Asset-Backed Securities (Cost $94,637)	94,971

Collateralized Mortgage Obligations — 19.4%
	Agency CMO — 18.5%
161	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	169
	Federal Home Loan Mortgage Corp. REMIC,
50	Series 1578, Class K, 6.900%, 09/15/23	56
407	Series 2110, Class PG, 6.000%, 01/15/29	454
31	Series 2355, Class BP, 6.000%, 09/15/16	32
45	Series 2391, Class QR, 5.500%, 12/15/16	47
41	Series 2427, Class LW, 6.000%, 03/15/17	43
66	Series 2436, Class MC, 7.000%, 04/15/32	75
77	Series 2441, Class GF, 6.500%, 04/15/32	87
286	Series 2505, Class D, 5.500%, 09/15/32	320
872	Series 2525, Class AM, 4.500%, 04/15/32	952
268	Series 2544, Class KE, 5.500%, 12/15/32	294
546	Series 2557, Class HL, 5.300%, 01/15/33	598
34	Series 2558, Class BD, 5.000%, 01/15/18	36
188	Series 2564, Class NK, 5.000%, 02/15/18	199
200	Series 2575, Class PE, 5.500%, 02/15/33	220
724	Series 2586, Class WG, 4.000%, 03/15/33	766
23	Series 2594, Class JB, 4.500%, 04/15/18	24
45	Series 2595, Class HJ, 5.000%, 03/15/23	48
657	Series 2596, Class QD, 4.000%, 03/15/33	692
20	Series 2602, Class BD, 4.000%, 12/15/22	21
581	Series 2611, Class KH, 5.000%, 05/15/18	616
807	Series 2621, Class QH, 5.000%, 05/15/33	869
978	Series 2624, Class QH, 5.000%, 06/15/33	1,062
1,805	Series 2626, Class JC, 5.000%, 06/15/23	1,993
2,180	Series 2632, Class AB, 4.500%, 06/15/18	2,316
35	Series 2648, Class BK, 5.000%, 07/15/33	36
72	Series 2649, Class PJ, 3.500%, 06/15/33	75
68	Series 2649, Class QH, 4.500%, 07/15/18	72
227	Series 2649, Class WB, 3.500%, 07/15/23	233

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,081	Series 2685, Class DT, 5.000%, 10/15/23	2,288
350	Series 2687, Class JH, 5.000%, 10/15/23	388
65	Series 2692, Class QD, 5.000%, 12/15/22	66
883	Series 2696, Class DG, 5.500%, 10/15/33	996
22	Series 2698, Class PG, 5.000%, 06/15/32	22
311	Series 2699, Class TC, 4.000%, 11/15/18	327
2,824	Series 2701, Class AC, 5.000%, 11/15/23	3,109
10	Series 2707, Class KJ, 5.000%, 11/15/18	10
34	Series 2709, Class PE, 5.000%, 12/15/22	34
170	Series 2725, Class TA, 4.500%, 12/15/33	187
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,529
127	Series 2744, Class TU, 5.500%, 05/15/32	133
28	Series 2750, Class JB, 4.500%, 02/15/19	29
696	Series 2752, Class JB, 4.500%, 02/15/19	737
233	Series 2760, Class KT, 4.500%, 09/15/32	239
40	Series 2764, Class TE, 5.000%, 10/15/32	41
873	Series 2764, Class UE, 5.000%, 10/15/32	925
451	Series 2768, Class PK, 5.000%, 03/15/34	474
253	Series 2770, Class EV, 4.500%, 09/15/28	260
150	Series 2773, Class OC, 5.000%, 04/15/19	166
1,846	Series 2804, Class AM, 5.000%, 03/15/34	1,929
100	Series 2827, Class TE, 5.000%, 04/15/33	103
276	Series 2828, Class JE, 4.500%, 07/15/19	293
62	Series 2843, Class BC, 5.000%, 08/15/19	66
4,605	Series 2852, Class NY, 5.000%, 09/15/33	4,743
574	Series 2864, Class NB, 5.500%, 07/15/33	621
536	Series 2875, Class HB, 4.000%, 10/15/19	565
66	Series 2888, Class CG, 5.000%, 08/15/33	68
25	Series 2890, Class PD, 5.000%, 03/15/33	25
27	Series 2891, Class LD, 5.000%, 08/15/33	27
349	Series 2896, Class VB, 5.000%, 12/15/25	353
14	Series 2898, Class PE, 5.000%, 05/15/33	14
850	Series 2899, Class HB, 4.000%, 12/15/19	911
340	Series 2910, Class BE, 4.500%, 12/15/19	359
383	Series 2920, Class KT, 4.500%, 01/15/20	409
8	Series 2928, Class NE, 5.000%, 04/15/33	8
397	Series 2929, Class KG, 4.500%, 02/15/20	422
1,000	Series 2934, Class KG, 5.000%, 02/15/35	1,087
132	Series 2950, Class JA, 4.500%, 03/15/20	138
872	Series 2957, Class VW, 5.000%, 08/15/24	895
125	Series 2958, Class ME, 5.500%, 10/15/33	126
2,250	Series 2960, Class JH, 5.500%, 04/15/35	2,519
264	Series 2968, Class MD, 5.500%, 12/15/33	278
457	Series 2981, Class BC, 4.500%, 05/15/20	482
2,381	Series 2987, Class KG, 5.000%, 12/15/34	2,428
99	Series 2988, Class TY, 5.500%, 06/15/25 (m)	110
2,383	Series 2989, Class TG, 5.000%, 06/15/25	2,600
63	Series 2993, Class PM, 4.500%, 05/15/35	66
66	Series 3017, Class MK, 5.000%, 12/15/34	70
446	Series 3028, Class ME, 5.000%, 02/15/34 (m)	464
217	Series 3036, Class TE, 5.500%, 12/15/34	227
796	Series 3037, Class ND, 5.000%, 01/15/34	810
229	Series 3057, Class PE, 5.500%, 11/15/34	237
244	Series 3059, Class CE, 5.000%, 02/15/34	248
1,485	Series 3062, Class HE, 5.000%, 01/15/34	1,514
190	Series 3067, Class PK, 5.500%, 05/15/34	194
75	Series 3077, Class TO, PO, 04/15/35	71
136	Series 3078, Class PD, 5.500%, 07/15/34	140
68	Series 3080, Class VB, 5.000%, 06/15/25	69

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
200	Series 3082, Class PW, 5.500%, 12/15/35	218
4,500	Series 3084, Class BH, 5.500%, 12/15/35	5,056
260	Series 3087, Class KX, 5.500%, 12/15/25	289
15	Series 3098, Class KE, 5.500%, 09/15/34	16
3,601	Series 3098, Class KG, 5.500%, 01/15/36	3,967
3,800	Series 3102, Class CE, 5.500%, 01/15/26	4,214
1,393	Series 3117, Class PL, 5.000%, 08/15/34	1,418
109	Series 3121, Class JD, 5.500%, 03/15/26	121
376	Series 3123, Class HT, 5.000%, 03/15/26	406
46	Series 3128, Class BE, 5.000%, 05/15/33	46
235	Series 3136, Class CO, PO, 04/15/36	228
177	Series 3145, Class AJ, 5.500%, 04/15/36	196
1,320	Series 3150, Class EQ, 5.000%, 05/15/26	1,455
275	Series 3200, Class PO, PO, 08/15/36	257
561	Series 3204, Class NV, 5.000%, 08/15/17	579
1,025	Series 3219, Class PD, 6.000%, 11/15/35	1,083
222	Series 3270, Class AT, 5.500%, 01/15/37	243
211	Series 3271, Class PB, 6.000%, 12/15/35	220
34	Series 3272, Class PA, 6.000%, 02/15/37	37
261	Series 3289, Class ND, 5.500%, 06/15/35	267
5,903	Series 3294, Class DB, 4.500%, 03/15/22	6,278
12	Series 3312, Class LB, 5.500%, 11/15/25	12
179	Series 3337, Class MD, 5.500%, 06/15/27	199
274	Series 3348, Class HT, 6.000%, 07/15/37	302
1,508	Series 3349, Class HE, 5.500%, 07/15/36	1,581
100	Series 3372, Class BD, 4.500%, 10/15/22	107
31	Series 3414, Class A, 4.500%, 07/15/22	31
350	Series 3493, Class LA, 4.000%, 10/15/23	374
64	Series 3508, Class PK, 4.000%, 02/15/39	65
88	Series 3513, Class A, 4.500%, 02/15/39	93
652	Series 3521, Class B, 4.000%, 04/15/24	689
240	Series 3544, Class BC, 4.000%, 06/15/24	256
5,262	Series 3546, Class NB, 4.000%, 06/15/24	5,664
4,609	Series 3562, Class JC, 4.000%, 08/15/24	4,864
3,379	Series 3563, Class BD, 4.000%, 08/15/24	3,589
124	Series 3563, Class LB, 4.000%, 08/15/29	130
265	Series 3571, Class MY, 4.000%, 09/15/24	282
3,000	Series 3575, Class EB, 4.000%, 09/15/24	3,250
5,000	Series 3577, Class B, 4.000%, 09/15/24	5,395
800	Series 3578, Class KB, 4.000%, 09/15/24	853
399	Series 3593, Class PC, 5.000%, 05/15/38	414
1,386	Series 3605, Class NB, 5.500%, 06/15/37	1,457
55	Series 3652, Class A, 4.500%, 11/15/24	57
530	Series 3653, Class B, 4.500%, 04/15/30	572
3,981	Series 3653, Class HJ, 5.000%, 04/15/40	4,370
135	Series 3659, Class BD, 5.000%, 01/15/37	147
530	Series 3659, Class VG, 5.000%, 09/15/34	598
2,435	Series 3677, Class KB, 4.500%, 05/15/40	2,622
3,100	Series 3677, Class PB, 4.500%, 05/15/40	3,352
153	Series 3688, Class GT, VAR, 7.196%, 11/15/46	185
260	Series 3715, Class PC, 4.500%, 08/15/40	283
63	Series 3730, Class PL, 4.500%, 01/15/33	63
2,049	Series 3740, Class BP, 4.500%, 04/15/38	2,204
526	Series 3747, Class HI, IO, 4.500%, 07/15/37	53
1,282	Series 3747, Class PA, 4.000%, 04/15/38	1,379
273	Series 3755, Class ML, 5.500%, 06/15/29	293
1,750	Series 3787, Class AY, 3.500%, 01/15/26	1,838
1,275	Series 3794, Class LB, 3.500%, 01/15/26	1,342
1,177	Series 3797, Class PA, 4.500%, 08/15/39	1,232
2,996	Series 3819, Class ZQ, 6.000%, 04/15/36	3,356
3,000	Series 3827, Class BM, 5.500%, 08/15/39	3,321
1,279	Series 3852, Class TP, IF, 5.500%, 05/15/41	1,381

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,800	Series 3874, Class DW, 3.500%, 06/15/21	2,985
1,600	Series 3885, Class AC, 4.000%, 06/15/26	1,704
821	Series 3898, Class KH, 3.500%, 06/15/26	858
1,600	Series 3911, Class B, 3.500%, 08/15/26	1,679
886	Series 4085, Class FB, VAR, 0.551%, 01/15/39	885
4,272	Series 4219, Class JA, 3.500%, 08/15/39	4,397
	Federal Home Loan Mortgage Corp. STRIPS,
2,267	Series 262, Class 35, 3.500%, 07/15/42	2,327
3,603	Series 279, Class F6, VAR, 0.601%, 09/15/42	3,587
	Federal National Mortgage Association — ACES,
1,732	Series 2011-M2, Class A2, 3.645%, 04/25/21	1,852
2,887	Series 2011-M4, Class A1, 2.548%, 06/25/21	2,995
884	Series 2012-M8, Class ASQ2, 1.520%, 12/25/19	888
3,953	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	3,845
1,878	Series 2013-M7, Class A2, 2.280%, 12/27/22	1,793
3,500	Series 2014-M1, Class A2, VAR, 3.390%, 07/25/23	3,606
3,108	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	3,243
3,100	Series 2014-M3, Class A2, VAR, 3.477%, 01/25/24	3,237
	Federal National Mortgage Association REMIC,
495	Series 1997-57, Class PN, 5.000%, 09/18/27	535
159	Series 1999-51, Class PH, 6.000%, 10/25/29	167
228	Series 2001-63, Class TC, 6.000%, 12/25/31	254
550	Series 2001-81, Class HE, 6.500%, 01/25/32	612
20	Series 2002-24, Class AJ, 6.000%, 04/25/17	22
616	Series 2002-75, Class GB, 5.500%, 11/25/32	672
215	Series 2002-85, Class PE, 5.500%, 12/25/32	236
240	Series 2003-5, Class EQ, 5.500%, 02/25/23	264
124	Series 2003-21, Class OU, 5.500%, 03/25/33 (m)	136
10	Series 2003-22, Class UH, 4.000%, 12/25/32	10
171	Series 2003-23, Class CH, 5.000%, 04/25/33	186
800	Series 2003-26, Class EB, 3.500%, 04/25/33	814
723	Series 2003-41, Class BK, 5.000%, 05/25/18	766
283	Series 2003-48, Class TC, 5.000%, 06/25/23	310
242	Series 2003-55, Class HY, 5.000%, 06/25/23	264
497	Series 2003-63, Class YB, 5.000%, 07/25/33	543
704	Series 2003-69, Class N, 5.000%, 07/25/33	762
342	Series 2003-80, Class QG, 5.000%, 08/25/33	386
336	Series 2003-84, Class GE, 4.500%, 09/25/18	354
128	Series 2003-84, Class PG, 5.000%, 03/25/32	129
363	Series 2003-85, Class QD, 5.500%, 09/25/33	402
880	Series 2003-86, Class VH, 5.500%, 04/25/22	896
82	Series 2003-87, Class TJ, 4.500%, 09/25/18	87
157	Series 2003-94, Class CE, 5.000%, 10/25/33	172
2,132	Series 2003-129, Class ME, 5.000%, 08/25/23	2,235
16	Series 2003-131, Class CG, 5.500%, 05/25/33	17
277	Series 2003-134, Class MH, 5.000%, 06/25/33	290
1,000	Series 2004-44, Class KT, 6.000%, 06/25/24	1,112
350	Series 2004-53, Class NC, 5.500%, 07/25/24	385
761	Series 2004-70, Class EB, 5.000%, 10/25/24	829
41	Series 2004-81, Class HA, 4.250%, 10/25/24	43
24	Series 2004-91, Class VL, 5.000%, 05/25/23	24

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
827	Series 2005-5, Class CK, 5.000%, 01/25/35	881
2,030	Series 2005-22, Class HE, 5.000%, 10/25/33	2,073
1,954	Series 2005-29, Class WC, 4.750%, 04/25/35	2,119
789	Series 2005-33, Class QD, 5.000%, 01/25/34	822
1,119	Series 2005-44, Class PE, 5.000%, 07/25/33	1,124
243	Series 2005-48, Class TD, 5.500%, 06/25/35	276
58	Series 2005-51, Class ND, 5.500%, 11/25/33	59
1,000	Series 2005-53, Class MJ, 5.500%, 06/25/35	1,100
207	Series 2005-58, Class EP, 5.500%, 07/25/35	227
135	Series 2005-62, Class CP, 4.750%, 07/25/35	143
188	Series 2005-68, Class BE, 5.250%, 08/25/35	209
570	Series 2005-68, Class PG, 5.500%, 08/25/35	631
239	Series 2005-86, Class AX, 5.500%, 10/25/35	250
251	Series 2005-86, Class WD, 5.000%, 03/25/34	255
113	Series 2005-99, Class AE, 5.500%, 12/25/35	118
92	Series 2005-101, Class ND, 5.000%, 06/25/34	93
1,375	Series 2005-102, Class PG, 5.000%, 11/25/35	1,513
764	Series 2005-110, Class GL, 5.500%, 12/25/35	860
69	Series 2005-110, Class MB, 5.500%, 09/25/35	75
42	Series 2005-116, Class PB, 6.000%, 04/25/34	44
111	Series 2005-121, Class V, 4.500%, 06/25/29	113
389	Series 2006-7, Class TD, 6.000%, 04/25/35	405
806	Series 2006-22, Class CE, 4.500%, 08/25/23	872
58	Series 2006-30, Class GA, 5.500%, 07/25/20	60
180	Series 2006-41, Class MC, 5.500%, 07/25/35	186
1,204	Series 2006-44, Class OG, 5.500%, 12/25/34	1,222
643	Series 2006-45, Class NW, 5.500%, 01/25/35	655
231	Series 2006-49, Class PA, 6.000%, 06/25/36	255
1,013	Series 2006-53, Class CM, 5.000%, 01/25/35	1,030
482	Series 2006-56, Class PF, VAR, 0.500%, 07/25/36	483
313	Series 2006-57, Class PD, 5.500%, 01/25/35	319
784	Series 2006-65, Class TE, 5.500%, 05/25/35	810
128	Series 2007-33, Class HE, 5.500%, 04/25/37	139
922	Series 2007-63, Class PC, 5.500%, 07/25/36	931
54	Series 2007-65, Class KI, IF, IO, 6.470%, 07/25/37	7
700	Series 2007-71, Class GB, 6.000%, 07/25/37	787
688	Series 2007-71, Class KP, 5.500%, 07/25/37	748
1,961	Series 2007-76, Class PK, 6.000%, 06/25/36	2,039
331	Series 2007-77, Class TD, 5.500%, 01/25/36	341
288	Series 2007-113, Class DB, 4.500%, 12/25/22	311
456	Series 2008-65, Class CD, 4.500%, 08/25/23	487
483	Series 2008-68, Class VK, 5.500%, 03/25/27	491
3,386	Series 2008-70, Class BY, 4.000%, 08/25/23	3,566
85	Series 2008-72, Class BX, 5.500%, 08/25/38	95
33	Series 2008-74, Class B, 5.500%, 09/25/38	37
72	Series 2009-37, Class KI, IF, IO, 5.850%, 06/25/39	9
390	Series 2009-39, Class LB, 4.500%, 06/25/29	418
1,861	Series 2009-62, Class HJ, 6.000%, 05/25/39	2,032
283	Series 2009-71, Class MB, 4.500%, 09/25/24	306
3,800	Series 2009-71, Class XB, 5.000%, 03/25/38	3,991

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
202	Series 2009-78, Class J, 5.000%, 09/25/19	214
70	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	11
152	Series 2009-86, Class OT, PO, 10/25/37	140
46	Series 2009-86, Class PC, 5.000%, 03/25/37	47
3,785	Series 2009-92, Class AD, 6.000%, 11/25/39	4,340
127	Series 2009-96, Class CB, 4.000%, 11/25/49	132
570	Series 2009-96, Class DB, 4.000%, 11/25/29	605
495	Series 2009-112, Class ST, IF, IO, 6.100%, 01/25/40	69
120	Series 2010-9, Class MD, 5.000%, 02/25/38	132
383	Series 2010-10, Class MA, 4.500%, 04/25/34	388
3,880	Series 2010-22, Class PE, 5.000%, 03/25/40	4,271
260	Series 2010-35, Class SB, IF, IO, 6.270%, 04/25/40	37
5,000	Series 2010-37, Class CY, 5.000%, 04/25/40	5,389
700	Series 2010-41, Class DC, 4.500%, 05/25/25	763
11	Series 2010-48, Class UB, 5.000%, 06/25/36	11
2,500	Series 2010-49, Class KB, 4.000%, 05/25/25	2,645
204	Series 2010-54, Class EA, 4.500%, 06/25/40	219
297	Series 2010-56, Class BD, 5.000%, 12/25/38	310
44	Series 2010-64, Class DM, 5.000%, 06/25/40	48
66	Series 2010-64, Class EH, 5.000%, 10/25/35	69
693	Series 2010-71, Class HJ, 5.500%, 07/25/40	765
4,000	Series 2010-103, Class GB, 4.000%, 09/25/20	4,325
364	Series 2010-111, Class AE, 5.500%, 04/25/38	390
2,892	Series 2010-135, Class HE, 3.000%, 01/25/21	2,989
846	Series 2011-22, Class MA, 6.500%, 04/25/38	955
2,203	Series 2011-39, Class ZA, 6.000%, 11/25/32	2,478
2,884	Series 2011-61, Class V, 4.500%, 08/25/22	3,039
3,000	Series 2011-75, Class BL, 3.500%, 08/25/21	3,169
1,820	Series 2012-137, Class CF, VAR, 0.450%, 08/25/41	1,804
2,811	Series 2013-83, Class CA, 3.500%, 10/25/37	2,931
	Federal National Mortgage Association STRIPS,
88	Series 293, Class 1, PO, 12/01/24	86
153	Series 314, Class 1, PO, 07/01/31	129
	Government National Mortgage Association,
95	Series 2002-44, Class JC, 6.000%, 07/20/32	108
703	Series 2002-79, Class KL, 5.500%, 11/20/32	779
242	Series 2003-10, Class KJ, 5.500%, 02/20/33	269
685	Series 2003-29, Class PD, PAC, 5.500%, 04/16/33	775
601	Series 2003-33, Class NE, PAC, 5.500%, 04/16/33	658
166	Series 2003-40, Class TD, 5.000%, 03/20/33	172
320	Series 2003-65, Class AP, 5.500%, 08/20/33	356
1,259	Series 2003-77, Class TK, PAC, 5.000%, 09/16/33	1,394
1,665	Series 2004-16, Class GC, 5.500%, 02/20/34	1,866
78	Series 2004-54, Class BG, 5.500%, 07/20/34	85
44	Series 2004-75, Class NG, PAC, 5.500%, 09/20/33	46
899	Series 2004-93, Class PD, PAC, 5.000%, 11/16/34	1,009
907	Series 2004-101, Class BE, 5.000%, 11/20/34	995
450	Series 2005-11, Class PL, PAC, 5.000%, 02/20/35	492
2,422	Series 2005-26, Class XY, 5.500%, 03/20/35	2,731
887	Series 2005-33, Class AY, 5.500%, 04/16/35	981

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
292	Series 2005-49, Class B, 5.500%, 06/20/35	322
552	Series 2005-51, Class DC, 5.000%, 07/20/35	611
106	Series 2005-56, Class BD, 5.000%, 07/20/35	117
207	Series 2006-38, Class SG, IF, IO, 6.501%, 09/20/33	7
80	Series 2007-26, Class SW, IF, IO, 6.051%, 05/20/37	12
673	Series 2007-37, Class LB, 5.500%, 06/16/37	749
467	Series 2007-79, Class BL, 5.750%, 08/20/37	521
450	Series 2008-7, Class PQ, PAC, 5.000%, 02/20/38	500
1,007	Series 2008-9, Class PW, PAC, 5.250%, 02/20/38	1,130
390	Series 2008-23, Class YA, PAC, 5.250%, 03/20/38	430
9	Series 2008-30, Class AB, PAC, 4.200%, 02/20/37	9
8	Series 2008-31, Class PK, PAC, 4.000%, 06/20/36	8
1,940	Series 2008-33, Class PB, PAC, 5.500%, 04/20/38	2,130
293	Series 2008-34, Class PG, PAC, 5.250%, 04/20/38	324
400	Series 2008-35, Class NF, PAC, 5.000%, 04/20/38	441
571	Series 2008-38, Class BE, 5.000%, 07/16/36	612
1,007	Series 2008-38, Class BG, 5.000%, 05/16/38	1,111
324	Series 2008-43, Class NB, PAC, 5.500%, 05/20/38	365
925	Series 2008-56, Class PX, PAC, 5.500%, 06/20/38	1,029
1,372	Series 2008-58, Class PD, PAC, 5.500%, 08/16/37	1,485
1,247	Series 2008-58, Class PE, PAC, 5.500%, 07/16/38	1,433
11	Series 2008-62, Class SA, IF, IO, 6.001%, 07/20/38	2
362	Series 2008-76, Class US, IF, IO, 5.751%, 09/20/38	45
353	Series 2008-95, Class DS, IF, IO, 7.151%, 12/20/38	67
539	Series 2009-14, Class AG, 4.500%, 03/20/39	582
129	Series 2009-15, Class NA, PAC, 5.000%, 12/20/38	138
93	Series 2009-61, Class AP, PAC, 4.000%, 08/20/39	99
848	Series 2009-72, Class SM, IF, IO, 6.099%, 08/16/39	127
550	Series 2009-106, Class ST, IF, IO, 5.851%, 02/20/38	74
175	Series 2010-7, Class EA, PAC, 5.000%, 06/16/38	193
177	Series 2010-14, Class QP, 6.000%, 12/20/39	191
486	Series 2010-130, Class BD, 4.000%, 12/20/39	516
593	Series 2010-157, Class OP, PO, 12/20/40	477
3,288	Series 2011-97, Class WA, VAR, 6.093%, 11/20/38	3,718
1,017	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	1,155

		301,061

	Non-Agency CMO — 0.9%
210	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	219
1,036	Bear Stearns ALT-A Trust, Series 2004-6, Class 1A, VAR, 0.790%, 07/25/34	993
68	CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.500%, 06/25/19	70
888	Citigroup Mortgage Loan Trust, Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	915
	Citigroup Mortgage Loan Trust, Inc.,
68	Series 2003-1, Class 3A4, 5.250%, 09/25/33	70
136	Series 2004-HYB4, Class WA, VAR, 2.627%, 12/25/34	138
78	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	80
	CSMC,
89	Series 2010-1R, Class 5A1, VAR, 4.958%, 01/27/36 (e)	91
55	Series 2011-7R, Class A1, VAR, 1.401%, 08/28/47 (e)	55
477	GMACM Mortgage Loan Trust, Series 2004-J5, Class A7, 6.500%, 01/25/35	502
507	GSR Mortgage Loan Trust, Series 2004-6F, Class 2A4, 5.500%, 05/25/34	542

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	JP Morgan Mortgage Trust,
1,543	Series 2006-A2, Class 5A3, VAR, 2.558%, 11/25/33	1,543
253	Series 2007-A1, Class 5A5, VAR, 2.663%, 07/25/35	260
383	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.641%, 04/21/34	388
38	MASTR Alternative Loan Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	39
375	MASTR Asset Securitization Trust, Series 2003-11, Class 8A1, 5.500%, 12/25/33	398
	Merrill Lynch Mortgage Investors Trust,
482	Series 2003-F, Class A1, VAR, 0.790%, 10/25/28	481
560	Series 2004-B, Class A1, VAR, 0.650%, 05/25/29	558
124	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.691%, 04/25/34	131
188	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	199
24	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	25
46	RALI Trust, Series 2004-QS3, Class CB, 5.000%, 03/25/19	48
1,156	Sequoia Mortgage Trust, Series 2004-11, Class A1, VAR, 0.449%, 12/20/34	1,108
	Springleaf Mortgage Loan Trust,
113	Series 2012-1A, Class A, VAR, 2.667%, 09/25/57 (e)	115
281	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	285
792	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	793
452	Structured Asset Mortgage Investments II Trust, Series 2003-AR4, Class A1, VAR, 0.852%, 01/19/34	444
931	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.001%, 12/25/44	936
	WaMu Mortgage Pass-Through Certificates Trust,
460	Series 2003-AR11, Class A6, VAR, 2.427%, 10/25/33	467
17	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	18
755	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	760
1,609	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	1,644

		14,315

	Total Collateralized Mortgage Obligations (Cost $314,996)	315,376

Commercial Mortgage-Backed Securities — 2.2%
	Banc of America Commercial Mortgage Trust,
1,958	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	2,120
1,140	Series 2006-5, Class A4, 5.414%, 09/10/47	1,226
200	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	206
1,400	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	1,390
81	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4, Class A3, VAR, 5.468%, 06/11/41	81
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	412
48	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	52
2,750	COMM Mortgage Trust, Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	2,824
2,145	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.820%, 07/10/38	2,317
	DBRR Trust,
1,508	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	1,504
976	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	979
1,000	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class AJ, VAR, 4.826%, 06/10/48	1,020
200	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	201
1,344	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	1,359
	JP Morgan Chase Commercial Mortgage Securities Trust,
1,400	Series 2005-CB11, Class AJ, VAR, 5.390%, 08/12/37	1,450

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
864	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	935
1,233	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 02/15/40	1,357
32,703	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.206%, 12/12/49 (e)	390
2,200	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	2,310
	Morgan Stanley Capital I Trust,
252	Series 2004-HQ4, Class A7, 4.970%, 04/14/40	253
47,329	Series 2007-HQ11, Class X, IO, VAR, 0.220%, 02/12/44 (e)	228
577	Series 2011-C3, Class A3, 4.054%, 07/15/49	622
825	Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	830
255	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	262
866	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	874
	UBS-Barclays Commercial Mortgage Trust,
1,040	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,072
1,486	Series 2013-C6, Class A4, 3.244%, 04/10/46	1,490
2,750	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,927
1,850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, VAR, 5.280%, 12/15/44	1,946
501	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	501
	WFRBS Commercial Mortgage Trust,
279	Series 2011-C3, Class A1, 1.988%, 03/15/44 (e)	281
1,800	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,864

	Total Commercial Mortgage-Backed Securities (Cost $35,540)	35,283

Corporate Bonds — 24.9%
	Consumer Discretionary — 1.7%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,135	4.250%, 03/01/21	1,234
40	5.000%, 03/30/20	45

		1,279

	Automobiles — 0.2%
	Daimler Finance North America LLC,
2,100	2.250%, 07/31/19 (e)	2,099
584	2.625%, 09/15/16 (e)	605

		2,704

	Media — 1.3%
	21st Century Fox America, Inc.,
30	7.250%, 05/18/18	36
600	7.430%, 10/01/26	769
400	7.600%, 10/11/15	434
200	7.700%, 10/30/25	265
	CBS Corp.,
30	7.875%, 07/30/30	40
1,100	8.875%, 05/15/19	1,427
450	Comcast Cable Communications LLC, 8.875%, 05/01/17	548
	Comcast Corp.,
400	5.700%, 07/01/19	470
335	5.900%, 03/15/16	367
335	6.500%, 01/15/17	383
176	Cox Communications, Inc., 5.450%, 12/15/14	181
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
945	3.800%, 03/15/22	976
360	4.450%, 04/01/24	383
287	5.000%, 03/01/21	321
422	Discovery Communications LLC, 4.375%, 06/15/21	458
2,000	NBCUniversal Media LLC, 2.875%, 01/15/23	1,988
1,700	Thomson Reuters Corp., (Canada), 3.950%, 09/30/21	1,782
	Time Warner Cable, Inc.,
50	8.250%, 04/01/19	64
3,425	8.750%, 02/14/19	4,417
500	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	732
	Time Warner, Inc.,
200	3.550%, 06/01/24	201
1,715	4.050%, 12/15/23	1,800
	Viacom, Inc.,
75	1.250%, 02/27/15	75

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
500	3.125%, 06/15/22	493
189	3.250%, 03/15/23	186
361	3.875%, 12/15/21	379
300	3.875%, 04/01/24	307
750	4.250%, 09/01/23	791
200	4.500%, 03/01/21	218
806	Walt Disney Co. (The), 1.100%, 12/01/17	803

		21,294

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
200	3.625%, 06/01/24	200
1,240	7.450%, 07/15/17	1,466
175	Nordstrom, Inc., 4.000%, 10/15/21	188

		1,854

	Specialty Retail — 0.0% (g)
986	Home Depot, Inc. (The), 3.750%, 02/15/24	1,034

	Total Consumer Discretionary	28,165

	Consumer Staples — 1.6%
	Beverages — 0.5%
1,200	Anheuser-Busch InBev Finance, Inc., 3.700%, 02/01/24	1,247
773	Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	774
	Coca-Cola Co. (The),
893	1.150%, 04/01/18	886
1,000	1.800%, 09/01/16	1,026
400	4.875%, 03/15/19	456
1,000	Diageo Investment Corp., 2.875%, 05/11/22	996
	PepsiCo, Inc.,
400	0.800%, 08/25/14	401
1,257	1.250%, 08/13/17	1,262

		7,048

	Food & Staples Retailing — 0.4%
	CVS Caremark Corp.,
200	4.000%, 12/05/23	211
1,100	4.125%, 05/15/21	1,193
	Kroger Co. (The),
92	5.400%, 07/15/40	102
700	6.150%, 01/15/20	827
1,000	6.400%, 08/15/17	1,152
469	Walgreen Co., 3.100%, 09/15/22	463
	Wal-Mart Stores, Inc.,
1,650	2.550%, 04/11/23	1,599
200	3.300%, 04/22/24	203
930	3.625%, 07/08/20	1,005

		6,755

	Food Products — 0.5%
1,192	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	1,501
	Cargill, Inc.,
900	3.300%, 03/01/22 (e)	903
400	6.000%, 11/27/17 (e)	458
1,000	7.350%, 03/06/19 (e)	1,213
	General Mills, Inc.,
575	3.150%, 12/15/21	591
100	5.650%, 02/15/19	117
513	Kellogg Co., 3.250%, 05/21/18	541
	Kraft Foods Group, Inc.,
829	3.500%, 06/06/22	851
425	6.875%, 01/26/39	553
1,600	Mondelez International, Inc., 4.000%, 02/01/24	1,656

		8,384

	Household Products — 0.2%
	Kimberly-Clark Corp.,
200	2.400%, 03/01/22	195
1,800	2.400%, 06/01/23	1,716
1,800	Procter & Gamble Co. (The), 1.450%, 08/15/16	1,832

		3,743

	Total Consumer Staples	25,930

	Energy — 2.0%
	Energy Equipment & Services — 0.4%
199	Cameron International Corp., 4.000%, 12/15/23	207
	Halliburton Co.,
550	6.150%, 09/15/19	660
750	8.750%, 02/15/21	981
400	Nabors Industries, Inc., 4.625%, 09/15/21	431
1,500	National Oilwell Varco, Inc., 2.600%, 12/01/22	1,449
19	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	20
	Schlumberger Investment S.A., (Luxembourg),
233	3.300%, 09/14/21 (e)	242
737	3.650%, 12/01/23	767

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Energy Equipment & Services — continued
	Transocean, Inc., (Cayman Islands),
500	3.800%, 10/15/22	489
1,020	6.500%, 11/15/20	1,173
460	7.375%, 04/15/18	535

		6,954

	Oil, Gas & Consumable Fuels — 1.6%
800	Anadarko Petroleum Corp., 8.700%, 03/15/19	1,034
400	Apache Corp., 6.900%, 09/15/18	482
	BP Capital Markets plc, (United Kingdom),
1,000	2.241%, 09/26/18	1,021
317	2.750%, 05/10/23	305
712	3.245%, 05/06/22	721
800	3.875%, 03/10/15	822
900	Burlington Resources, Inc., 8.200%, 03/15/25	1,233
	Canadian Natural Resources Ltd., (Canada),
800	5.700%, 05/15/17	902
500	5.900%, 02/01/18	574
1,200	Cenovus Energy, Inc., (Canada), 3.800%, 09/15/23	1,243
	Chevron Corp.,
1,000	2.355%, 12/05/22	960
285	3.191%, 06/24/23	289
833	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	856
375	ConocoPhillips Holding Co., 6.950%, 04/15/29	517
1,250	Devon Energy Corp., 6.300%, 01/15/19	1,478
550	Encana Corp., (Canada), 5.900%, 12/01/17	629
263	Enterprise Products Operating LLC, 3.900%, 02/15/24	271
240	EOG Resources, Inc., 2.625%, 03/15/23	232
750	Magellan Midstream Partners LP, 4.250%, 02/01/21	818
	Occidental Petroleum Corp.,
139	1.750%, 02/15/17	142
441	2.700%, 02/15/23	429
	Petrobras International Finance Co., (Cayman Islands),
1,000	3.500%, 02/06/17	1,026
500	7.875%, 03/15/19	584
270	Petroleos Mexicanos, (Mexico), 4.875%, 01/18/24 (e)	288
173	Phillips 66, 4.300%, 04/01/22	188
	Plains All American Pipeline LP/PAA Finance Corp.,
175	3.650%, 06/01/22	181
300	3.850%, 10/15/23	308
	Spectra Energy Capital LLC,
503	3.300%, 03/15/23	482
50	6.200%, 04/15/18	58
385	8.000%, 10/01/19	485
	Statoil ASA, (Norway),
1,179	2.650%, 01/15/24	1,136
1,200	3.125%, 08/17/17	1,276
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	233
1,153	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	1,091
821	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	795
	Total Capital International S.A., (France),
138	1.550%, 06/28/17	140
200	2.875%, 02/17/22	200
	Total Capital S.A., (France),
240	2.300%, 03/15/16	248
598	4.125%, 01/28/21	655
	TransCanada PipeLines Ltd., (Canada),
1,000	2.500%, 08/01/22	962
500	3.800%, 10/01/20	537
300	7.125%, 01/15/19	368

		26,199

	Total Energy	33,153

	Financials — 9.9%
	Banks — 4.2%
1,629	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	1,655
	Bank of America Corp.,
53	3.300%, 01/11/23	52
360	3.625%, 03/17/16	377
737	4.100%, 07/24/23	762
780	5.000%, 05/13/21	870
865	5.625%, 07/01/20	998
585	Series L, 5.650%, 05/01/18	666
600	6.400%, 08/28/17	688
427	6.500%, 08/01/16	475
2,000	6.875%, 04/25/18	2,368
2,600	7.625%, 06/01/19	3,229

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Bank of Montreal, (Canada),
494	1.300%, 10/31/14 (e)	496
1,162	1.400%, 09/11/17	1,164
558	2.375%, 01/25/19	569
	Bank of Nova Scotia, (Canada),
1,500	1.375%, 12/18/17	1,499
500	2.550%, 01/12/17	520
400	4.375%, 01/13/21	446
475	Barclays Bank plc, (United Kingdom), 5.200%, 07/10/14	477
	BB&T Corp.,
166	2.050%, 06/19/18	168
705	3.200%, 03/15/16	736
60	3.950%, 04/29/16	63
500	5.200%, 12/23/15	534
521	Canadian Imperial Bank of Commerce, (Canada), 0.900%, 10/01/15	525
3,360	Capital One Bank USA N.A., 3.375%, 02/15/23	3,347
	Citigroup, Inc.,
600	2.250%, 08/07/15	611
619	4.587%, 12/15/15	654
232	4.750%, 05/19/15	241
829	5.375%, 08/09/20	950
5,400	8.500%, 05/22/19	6,917
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
114	2.125%, 10/13/15	117
553	3.875%, 02/08/22	587
350	4.500%, 01/11/21	387
447	Discover Bank, 4.200%, 08/08/23	471
1,400	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	1,432
1,400	Fifth Third Bancorp, 3.625%, 01/25/16	1,465
	HSBC Bank plc, (United Kingdom),
523	1.500%, 05/15/18 (e)	519
1,246	1.625%, 07/07/14 (e)	1,248
1,000	3.500%, 06/28/15 (e)	1,034
1,100	4.750%, 01/19/21 (e)	1,230
	HSBC Holdings plc, (United Kingdom),
800	4.250%, 03/14/24	824
1,000	5.100%, 04/05/21	1,140
	KeyCorp,
807	2.300%, 12/13/18	819
400	5.100%, 03/24/21	456
1,000	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,165
1,000	National Australia Bank Ltd., (Australia), 3.000%, 07/27/16 (e)	1,046
	National City Corp.,
400	4.900%, 01/15/15	411
100	6.875%, 05/15/19	120
591	Nordea Bank AB, (Sweden), 4.875%, 05/13/21 (e)	639
	PNC Funding Corp.,
50	5.125%, 02/08/20	57
50	5.250%, 11/15/15	53
50	5.625%, 02/01/17	56
725	6.700%, 06/10/19	880
	Royal Bank of Canada, (Canada),
1,302	1.200%, 09/19/17	1,300
1,193	2.000%, 10/01/18	1,213
600	2.200%, 07/27/18	614
442	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	437
1,800	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	1,915
1,500	SunTrust Bank, 2.750%, 05/01/23	1,444
800	SunTrust Banks, Inc., 3.600%, 04/15/16	842
706	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	741
	Toronto-Dominion Bank (The), (Canada),
400	1.500%, 03/13/17 (e)	406
1,041	2.500%, 07/14/16	1,081
	U.S. Bancorp,
307	1.650%, 05/15/17	312
60	2.450%, 07/27/15	61
215	2.950%, 07/15/22	212
732	4.125%, 05/24/21	796
	Wachovia Corp.,
1,000	5.750%, 06/15/17	1,134
3,895	5.750%, 02/01/18	4,467
	Wells Fargo & Co.,
428	2.150%, 01/15/19	433
1,000	3.000%, 01/22/21	1,021
1,000	Wells Fargo Bank N.A., 6.000%, 11/15/17	1,151

		67,793

	Capital Markets — 2.0%
1,600	Ameriprise Financial, Inc., 4.000%, 10/15/23	1,691

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
80	2.950%, 06/18/15	82
1,340	4.150%, 02/01/21	1,472
155	4.600%, 01/15/20	173
200	BlackRock, Inc., 6.250%, 09/15/17	232
470	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	517
500	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	559
40	Charles Schwab Corp. (The), 3.225%, 09/01/22	41
80	Credit Suisse USA, Inc., 5.125%, 08/15/15	84
500	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	520
300	Deutsche Bank Financial LLC, 5.375%, 03/02/15	310
	Goldman Sachs Group, Inc. (The),
500	3.300%, 05/03/15	512
90	3.625%, 02/07/16	94
500	3.625%, 01/22/23	501
112	3.700%, 08/01/15	116
196	5.250%, 07/27/21	220
900	5.375%, 03/15/20	1,020
1,195	Series D, 6.000%, 06/15/20	1,392
5,150	7.500%, 02/15/19	6,306
	Jefferies Group LLC,
150	6.875%, 04/15/21	175
1,600	8.500%, 07/15/19	1,994
1,000	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,017
	Macquarie Group Ltd., (Australia),
200	7.300%, 08/01/14 (e)	202
800	7.625%, 08/13/19 (e)	972
	Morgan Stanley,
323	3.450%, 11/02/15	336
622	5.000%, 11/24/25	660
1,000	5.450%, 01/09/17	1,105
331	5.500%, 07/24/20	379
2,500	5.625%, 09/23/19	2,878
510	5.750%, 01/25/21	590
1,400	6.000%, 04/28/15	1,467
1,700	7.300%, 05/13/19	2,077
	Nomura Holdings, Inc., (Japan),
275	4.125%, 01/19/16	289
300	5.000%, 03/04/15	309
	State Street Corp.,
419	3.100%, 05/15/23	409
1,154	3.700%, 11/20/23	1,201
928	UBS AG, (Switzerland), 5.750%, 04/25/18	1,067

		33,062

	Consumer Finance — 1.0%
400	American Express Centurion Bank, 6.000%, 09/13/17	459
	American Express Co.,
200	6.150%, 08/28/17	230
1,820	7.000%, 03/19/18	2,173
	American Honda Finance Corp.,
250	2.125%, 10/10/18	255
1,450	7.625%, 10/01/18 (e)	1,780
	Caterpillar Financial Services Corp.,
900	2.850%, 06/01/22	896
675	7.150%, 02/15/19	833
	Ford Motor Credit Co. LLC,
484	1.500%, 01/17/17	486
592	2.875%, 10/01/18	612
627	3.000%, 06/12/17	654
757	3.984%, 06/15/16	802
240	4.207%, 04/15/16	255
460	HSBC Finance Corp., 5.000%, 06/30/15	481
	John Deere Capital Corp.,
753	1.050%, 10/11/16	758
65	1.700%, 01/15/20	64
250	3.150%, 10/15/21	257
1,166	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	1,170
	PACCAR Financial Corp.,
400	1.550%, 09/29/14	402
591	1.600%, 03/15/17	599
	Toyota Motor Credit Corp.,
429	1.250%, 10/05/17	430
1,700	2.000%, 09/15/16	1,749
800	2.625%, 01/10/23	779

		16,124

	Diversified Financial Services — 1.1%
1,250	CME Group, Inc., 3.000%, 09/15/22	1,254
400	Countrywide Financial Corp., 6.250%, 05/15/16	438

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	General Electric Capital Corp.,
636	1.600%, 11/20/17	641
200	2.100%, 12/11/19	201
337	2.250%, 11/09/15	346
125	4.375%, 09/16/20	138
6,700	4.625%, 01/07/21	7,479
331	5.300%, 02/11/21	377
1,845	5.500%, 01/08/20	2,144
80	5.625%, 09/15/17	91
605	5.625%, 05/01/18	695
70	5.875%, 01/14/38	84
1,002	IntercontinentalExchange Group, Inc., 4.000%, 10/15/23	1,060
650	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	881
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	45
1,555	4.300%, 09/22/19	1,733
40	4.375%, 03/25/20	45

		17,652

	Insurance — 1.0%
1,900	ACE INA Holdings, Inc., 2.700%, 03/13/23	1,852
651	Allstate Corp. (The), 3.150%, 06/15/23	657
282	American International Group, Inc., 4.125%, 02/15/24	297
	Aon Corp.,
621	3.125%, 05/27/16	649
94	3.500%, 09/30/15	97
	Berkshire Hathaway Finance Corp.,
323	1.300%, 05/15/18	321
267	2.450%, 12/15/15	275
2,160	5.400%, 05/15/18	2,476
61	Chubb Corp. (The), 5.750%, 05/15/18	71
	CNA Financial Corp.,
50	5.850%, 12/15/14	51
860	5.875%, 08/15/20	1,009
420	6.500%, 08/15/16	471
900	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	997
	Lincoln National Corp.,
96	4.200%, 03/15/22	103
768	4.850%, 06/24/21	858
1,216	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	1,235
	Metropolitan Life Global Funding I,
710	1.700%, 06/29/15 (e)	719
1,600	3.000%, 01/10/23 (e)	1,590
400	3.125%, 01/11/16 (e)	416
426	3.875%, 04/11/22 (e)	453
500	New York Life Global Funding, 3.000%, 05/04/15 (e)	511
471	Principal Financial Group, Inc., 3.125%, 05/15/23	463
150	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	206

		15,777

	Real Estate Investment Trusts (REITs) — 0.6%
360	American Tower Corp., 3.500%, 01/31/23	353
909	Boston Properties LP, 3.800%, 02/01/24	927
600	CommonWealth REIT, 6.650%, 01/15/18	658
672	Duke Realty LP, 3.875%, 02/15/21	700
1,452	ERP Operating LP, 4.625%, 12/15/21	1,606
	HCP, Inc.,
1,002	2.625%, 02/01/20	1,006
50	3.750%, 02/01/19	53
577	4.250%, 11/15/23	603
732	Health Care REIT, Inc., 4.500%, 01/15/24	774
457	ProLogis LP, 4.250%, 08/15/23	481
	Simon Property Group LP,
1,200	4.375%, 03/01/21	1,327
200	6.125%, 05/30/18	234
	WEA Finance LLC/WT Finance Aust Pty Ltd.,
526	3.375%, 10/03/22 (e)	542
700	6.750%, 09/02/19 (e)	853

		10,117

	Total Financials	160,525

	Health Care — 1.1%
	Biotechnology — 0.1%
1,350	Amgen, Inc., 4.100%, 06/15/21	1,455
700	Celgene Corp., 3.950%, 10/15/20	743

		2,198

	Health Care Equipment & Supplies — 0.0% (g)
562	Baxter International, Inc., 2.400%, 08/15/22	532

	Health Care Providers & Services — 0.4%
381	Aetna, Inc., 1.750%, 05/15/17	387
96	McKesson Corp., 0.950%, 12/04/15	96

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,250	Medco Health Solutions, Inc., 7.125%, 03/15/18	1,486
	UnitedHealth Group, Inc.,
115	2.750%, 02/15/23	112
1,500	2.875%, 03/15/23	1,473
187	3.375%, 11/15/21	193
400	4.700%, 02/15/21	448
470	Ventas Realty LP, 3.750%, 05/01/24	475
	WellPoint, Inc.,
100	2.375%, 02/15/17	103
700	3.300%, 01/15/23	698

		5,471

	Life Sciences Tools & Services — 0.0% (g)
441	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	443

	Pharmaceuticals — 0.6%
1,304	AbbVie, Inc., 2.900%, 11/06/22	1,284
250	Actavis, Inc., 3.250%, 10/01/22	246
400	Bristol-Myers Squibb Co., 2.000%, 08/01/22	372
1,045	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	1,021
857	Johnson & Johnson, 3.375%, 12/05/23	898
1,400	Merck & Co., Inc., 1.300%, 05/18/18	1,385
1,800	Mylan, Inc., 2.600%, 06/24/18	1,833
1,153	Novartis Capital Corp., 3.400%, 05/06/24	1,176
1,106	Teva Pharmaceutical Finance Co. B.V., (Netherlands), Series 2, 3.650%, 11/10/21	1,136
174	Zoetis, Inc., 1.875%, 02/01/18	175

		9,526

	Total Health Care	18,170

	Industrials — 2.3%
	Aerospace & Defense — 0.5%
750	Boeing Co. (The), 7.950%, 08/15/24	1,056
2,000	General Dynamics Corp., 2.250%, 11/15/22	1,896
1,200	Honeywell International, Inc., 4.250%, 03/01/21	1,333
850	Lockheed Martin Corp., 4.250%, 11/15/19	943
325	Northrop Grumman Corp., 5.050%, 08/01/19	364
1,500	Precision Castparts Corp., 2.500%, 01/15/23	1,443
1,550	United Technologies Corp., 6.125%, 02/01/19	1,845

		8,880

	Air Freight & Logistics — 0.0% (g)
157	United Parcel Service, Inc., 2.450%, 10/01/22	152

	Airlines — 0.2%
430	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	432
89	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	96
1,001	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	1,080
337	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	384
289	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	294
44	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	48
75	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	83
480	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	519

		2,936

	Commercial Services & Supplies — 0.2%
	Republic Services, Inc.,
417	3.550%, 06/01/22	429
1,200	5.500%, 09/15/19	1,384
	Waste Management, Inc.,
862	2.900%, 09/15/22	844
242	4.600%, 03/01/21	269
150	4.750%, 06/30/20	168

		3,094

	Construction & Engineering — 0.1%
350	ABB Finance USA, Inc., 2.875%, 05/08/22	348
526	Fluor Corp., 3.375%, 09/15/21	543

		891

	Electrical Equipment — 0.0% (g)
272	Eaton Corp., 1.500%, 11/02/17	273

	Industrial Conglomerates — 0.2%
	Danaher Corp.,
784	3.900%, 06/23/21	845
500	5.400%, 03/01/19	579
490	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	482

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
	Koninklijke Philips N.V., (Netherlands),
1,200	3.750%, 03/15/22	1,264
480	5.750%, 03/11/18	552

		3,722

	Machinery — 0.2%
30	Caterpillar, Inc., 7.900%, 12/15/18	38
	Deere & Co.,
298	2.600%, 06/08/22	291
700	4.375%, 10/16/19	782
1,400	Illinois Tool Works, Inc., 3.500%, 03/01/24	1,433

		2,544

	Road & Rail — 0.9%
	Burlington Northern Santa Fe LLC,
125	3.600%, 09/01/20	132
2,000	4.100%, 06/01/21	2,162
600	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	741
	CSX Corp.,
3,000	6.250%, 03/15/18	3,509
230	7.375%, 02/01/19	283
	ERAC USA Finance LLC,
120	2.800%, 11/01/18 (e)	124
1,500	3.300%, 10/15/22 (e)	1,486
315	4.500%, 08/16/21 (e)	343
	Norfolk Southern Corp.,
363	2.903%, 02/15/23	355
829	3.250%, 12/01/21	849
750	3.850%, 01/15/24	780
	Ryder System, Inc.,
555	2.450%, 09/03/19	559
290	2.500%, 03/01/17	297
535	3.500%, 06/01/17	567
100	3.600%, 03/01/16	105
	Union Pacific Corp.,
200	3.750%, 03/15/24	210
1,931	4.163%, 07/15/22	2,108

		14,610

	Total Industrials	37,102

	Information Technology — 1.3%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
181	2.900%, 03/04/21	185
180	4.450%, 01/15/20	200
250	5.500%, 02/22/16	272

		657

	Electronic Equipment, Instruments & Components — 0.2%
	Arrow Electronics, Inc.,
390	3.375%, 11/01/15	403
155	6.000%, 04/01/20	175
1,350	7.500%, 01/15/27	1,649

		2,227

	Internet Software & Services — 0.1%
	eBay, Inc.,
93	2.600%, 07/15/22	89
1,250	3.250%, 10/15/20	1,295

		1,384

	IT Services — 0.2%
	International Business Machines Corp.,
252	1.250%, 02/06/17	254
1,000	1.625%, 05/15/20	959
629	1.950%, 07/22/16	647
40	8.375%, 11/01/19	53
1,650	Xerox Corp., 5.625%, 12/15/19	1,906

		3,819

	Semiconductors & Semiconductor Equipment — 0.2%
1,501	Intel Corp., 3.300%, 10/01/21	1,558
	Texas Instruments, Inc.,
837	2.375%, 05/16/16	867
790	2.750%, 03/12/21	801

		3,226

	Software — 0.3%
942	Intuit, Inc., 5.750%, 03/15/17	1,057
	Microsoft Corp.,
486	2.375%, 05/01/23	468
1,500	4.200%, 06/01/19	1,678
	Oracle Corp.,
1,285	2.500%, 10/15/22	1,244
720	5.750%, 04/15/18	834
50	6.500%, 04/15/38	66

		5,347

	Technology Hardware, Storage & Peripherals — 0.2%
1,006	Apple, Inc., 2.850%, 05/06/21	1,020
1,025	EMC Corp., 2.650%, 06/01/20	1,043
	Hewlett-Packard Co.,
567	4.375%, 09/15/21	610

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Technology Hardware, Storage & Peripherals — continued
1,100	4.750%, 06/02/14	1,100

		3,773

	Total Information Technology	20,433

	Materials — 1.1%
	Chemicals — 0.7%
	Dow Chemical Co. (The),
542	3.000%, 11/15/22	530
15	4.125%, 11/15/21	16
89	4.250%, 11/15/20	96
17	8.550%, 05/15/19	22
	E.I. du Pont de Nemours & Co.,
200	5.750%, 03/15/19	234
1,500	6.000%, 07/15/18	1,761
	Ecolab, Inc.,
792	1.000%, 08/09/15	796
279	1.450%, 12/08/17	279
365	Monsanto Co., 1.850%, 11/15/18	366
	Mosaic Co. (The),
1,160	3.750%, 11/15/21	1,206
708	4.250%, 11/15/23	748
	Potash Corp. of Saskatchewan, Inc., (Canada),
100	3.625%, 03/15/24	102
650	6.500%, 05/15/19	779
	PPG Industries, Inc.,
550	3.600%, 11/15/20	581
1,325	6.650%, 03/15/18	1,553
25	7.400%, 08/15/19	31
	Praxair, Inc.,
250	2.200%, 08/15/22	237
1,000	3.000%, 09/01/21	1,020
100	4.625%, 03/30/15	104
240	5.200%, 03/15/17	267
315	Rohm & Haas Co., 7.850%, 07/15/29	435
400	Union Carbide Corp., 7.500%, 06/01/25	503

		11,666

	Construction Materials — 0.0% (g)
309	CRH America, Inc., 6.000%, 09/30/16	344

	Metals & Mining — 0.4%
500	Barrick Gold Corp., (Canada), 6.950%, 04/01/19	596
382	BHP Billiton Finance USA Ltd., (Australia), 2.050%, 09/30/18	388
	Freeport-McMoRan Copper & Gold, Inc.,
350	1.400%, 02/13/15	352
352	2.150%, 03/01/17	360
1,600	3.875%, 03/15/23	1,578
	Nucor Corp.,
305	4.000%, 08/01/23	316
172	5.850%, 06/01/18	198
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	40
800	4.125%, 05/20/21	864
650	6.500%, 07/15/18	767

		5,459

	Total Materials	17,469

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
850	3.875%, 08/15/21	904
1,500	4.450%, 05/15/21	1,651
2,800	5.500%, 02/01/18	3,179
	British Telecommunications plc, (United Kingdom),
1,500	1.250%, 02/14/17	1,505
461	1.625%, 06/28/16	467
256	2.000%, 06/22/15	260
900	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	1,073
1,061	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	1,100
267	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	269
	Orange S.A., (France),
525	2.750%, 09/14/16	546
50	9.000%, 03/01/31	75
260	Telecom Italia Capital S.A., (Luxembourg), 6.175%, 06/18/14	260
	Telefonica Emisiones S.A.U., (Spain),
420	3.192%, 04/27/18	438
114	5.462%, 02/16/21	130
400	5.877%, 07/15/19	463
	Verizon Communications, Inc.,
886	4.150%, 03/15/24	928
1,057	4.500%, 09/15/20	1,169

		14,417

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.2%
379	America Movil S.A.B. de C.V., (Mexico), 3.125%, 07/16/22	372
1,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	1,018
	Vodafone Group plc, (United Kingdom),
1,400	2.500%, 09/26/22	1,309
500	5.625%, 02/27/17	560

		3,259

	Total Telecommunication Services	17,676

	Utilities — 2.8%
	Electric Utilities — 2.0%
800	Appalachian Power Co., 4.600%, 03/30/21	896
237	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	252
	DTE Electric Co.,
197	2.650%, 06/15/22	195
200	3.900%, 06/01/21	217
	Duke Energy Carolinas LLC,
1,250	3.900%, 06/15/21	1,358
50	6.450%, 10/15/32	64
233	Duke Energy Corp., 3.550%, 09/15/21	244
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	172
461	Duke Energy Progress, Inc., 2.800%, 05/15/22	461
720	Electricite de France, (France), 2.150%, 01/22/19 (e)	726
400	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	450
765	Entergy Arkansas, Inc., 3.050%, 06/01/23	760
3,700	Georgia Power Co., 4.250%, 12/01/19	4,073
1,663	Great Plains Energy, Inc., 4.850%, 06/01/21	1,846
1,000	Hydro-Quebec, (Canada), 8.400%, 01/15/22	1,331
25	Indiana Michigan Power Co., 7.000%, 03/15/19	30
	Nevada Power Co.,
1,000	6.500%, 08/01/18	1,190
1,000	7.125%, 03/15/19	1,231
	NextEra Energy Capital Holdings, Inc.,
216	1.200%, 06/01/15	218
759	2.700%, 09/15/19	775
200	6.000%, 03/01/19	233
40	7.875%, 12/15/15	44
300	NSTAR Electric Co., 2.375%, 10/15/22	286
300	Oncor Electric Delivery Co. LLC, 7.000%, 09/01/22	384
	Pacific Gas & Electric Co.,
794	2.450%, 08/15/22	761
424	3.250%, 09/15/21	439
500	3.250%, 06/15/23	501
350	3.850%, 11/15/23	366
50	6.050%, 03/01/34	62
200	PacifiCorp, 5.650%, 07/15/18	230
1,500	Pennsylvania Electric Co., 6.050%, 09/01/17	1,653
752	PPL Capital Funding, Inc., 4.200%, 06/15/22	805
224	PPL Electric Utilities Corp., 2.500%, 09/01/22	219
490	Progress Energy, Inc., 4.400%, 01/15/21	539
74	Public Service Co. of Colorado, 3.200%, 11/15/20	77
283	Public Service Co. of New Hampshire, 3.500%, 11/01/23	293
220	Public Service Co. of Oklahoma, 4.400%, 02/01/21	242
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	25
	Southern California Edison Co.,
958	3.875%, 06/01/21	1,038
650	5.500%, 08/15/18	748
1,860	Southwestern Electric Power Co., 6.450%, 01/15/19	2,211
1,500	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	1,930
	Virginia Electric and Power Co.,
1,600	2.750%, 03/15/23	1,574
429	2.950%, 01/15/22	435
1,000	Wisconsin Electric Power Co., 1.700%, 06/15/18	998

		32,582

	Gas Utilities — 0.2%
	Atmos Energy Corp.,
380	4.950%, 10/15/14	386
1,365	8.500%, 03/15/19	1,749
843	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	930

		3,065

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — 0.1%
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	191
	PSEG Power LLC,
500	4.150%, 09/15/21	532
221	4.300%, 11/15/23	232
350	5.125%, 04/15/20	394

		1,349

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
939	3.500%, 09/15/21	976
550	5.250%, 08/15/19	624
500	CenterPoint Energy, Inc., 6.500%, 05/01/18	581
	Consumers Energy Co.,
137	2.850%, 05/15/22	137
1,060	5.650%, 04/15/20	1,247
350	Dominion Resources, Inc., 5.200%, 08/15/19	400
259	DTE Energy Co., 3.850%, 12/01/23	272
	Nisource Finance Corp.,
300	3.850%, 02/15/23	308
500	5.450%, 09/15/20	571
100	NiSource Finance Corp., 6.800%, 01/15/19	119
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	7
	Sempra Energy,
192	4.050%, 12/01/23	203
1,400	9.800%, 02/15/19	1,876

		7,321

	Water Utilities — 0.1%
1,400	American Water Capital Corp., 3.850%, 03/01/24	1,459

	Total Utilities	45,776

	Total Corporate Bonds (Cost $387,915)	404,399

Foreign Government Securities — 0.2%
1,600	Province of Ontario, (Canada), 0.950%, 05/26/15	1,611
467	Republic of Poland, (Poland), 4.000%, 01/22/24	488
431	Republic of Turkey, (Turkey), 5.750%, 03/22/24	471
	United Mexican States, (Mexico),
568	3.500%, 01/21/21	589
694	4.000%, 10/02/23	731

	Total Foreign Government Securities (Cost $3,743)	3,890

Mortgage Pass-Through Securities — 7.5%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
4,760	5.500%, 01/01/24 - 02/01/24	5,209
302	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 5.500%, 05/01/27	338
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
2,900	4.500%, 05/01/41	3,139
445	5.000%, 10/01/33	498
7	6.000%, 12/01/36	7
2,266	Federal Home Loan Mortgage Corp. Gold Pools, Other, 3.500%, 06/01/42	2,323
2,045	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K029, Class A2, VAR, 3.320%, 02/25/23	2,128
	Federal National Mortgage Association, 15 Year, Single Family,
134	6.000%, 10/01/19 - 01/01/24	143
2,208	Federal National Mortgage Association, 20 Year, Single Family, 3.500%, 08/01/32	2,325
	Federal National Mortgage Association, 30 Year, Single Family,
2,187	5.000%, 08/01/40	2,435
1,227	6.000%, 12/01/32 - 04/01/35	1,392
1,973	6.500%, 10/01/36 - 10/01/38	2,254
1,065	7.000%, 04/01/37 - 11/01/38	1,202
	Federal National Mortgage Association, Other,
2,625	VAR, 0.502%, 01/01/23	2,620
1,367	VAR, 0.520%, 05/01/24	1,367
3,000	1.446%, 07/01/17	3,035
2,400	1.792%, 05/01/20	2,351
2,000	1.940%, 07/01/19	2,013
4,800	2.077%, 06/01/20	4,805
974	2.190%, 12/01/22	940
1,498	2.211%, 04/01/19	1,525
2,640	2.418%, 12/01/22	2,566
2,502	2.428%, 05/01/23	2,424
4,954	2.480%, 12/01/22 - 07/01/23	4,829
5,216	2.490%, 10/01/17 - 01/01/23	5,186
3,000	2.604%, 05/01/23	2,912

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,156	2.614%, 03/01/23	2,127
2,000	2.650%, 08/01/22	1,978
2,000	2.670%, 07/01/22	1,983
2,706	2.704%, 04/01/23	2,689
1,159	2.996%, 06/01/22	1,183
1,984	3.050%, 10/01/20	2,088
1,398	3.110%, 10/01/21	1,452
1,343	3.131%, 12/01/21	1,387
1,300	3.450%, 11/01/23	1,362
1,500	3.482%, 11/01/20	1,591
3,500	3.492%, 01/01/18	3,731
6,965	3.500%, 05/01/43 - 06/01/43	7,138
1,734	3.590%, 10/01/20	1,854
1,000	3.596%, 12/01/20	1,062
2,456	3.658%, 10/01/20	2,618
1,150	3.690%, 11/01/23	1,225
4,785	3.743%, 06/01/18	5,197
2,358	3.804%, 05/01/22	2,528
1,665	3.810%, 01/01/19	1,804
3,400	3.895%, 09/01/21	3,606
1,246	3.988%, 07/01/21	1,352
4,370	4.000%, 07/01/42	4,627
1,000	4.174%, 10/01/20	1,092
759	4.369%, 02/01/20	837
1,000	4.402%, 07/01/21	1,107
1,922	4.474%, 04/01/21	2,135
963	4.794%, 01/01/21	1,077
624	Government National Mortgage Association II, 30 Year, Single Family, 6.000%, 09/20/38	710

	Total Mortgage Pass-Through Securities (Cost $120,567)	121,506

Supranational — 0.0% (g)
641	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $643)	665

U.S. Government Agency Securities — 15.9%
25,655	Federal Home Loan Banks, 1.750%, 09/11/15	26,165
	Federal Home Loan Mortgage Corp.,
10,000	0.750%, 01/12/18	9,864
54,000	0.875%, 02/22/17	54,187
20,000	1.000%, 06/29/17	19,999
5,000	1.250%, 10/02/19	4,879
51,450	1.750%, 05/30/19	51,795
46,000	2.375%, 01/13/22	46,024
18,800	2.875%, 02/09/15	19,149
	Federal National Mortgage Association,
12,600	1.625%, 10/26/15	12,847
11,500	5.000%, 02/13/17	12,818
735	Tennessee Valley Authority, 1.750%, 10/15/18	744

	Total U.S. Government Agency Securities (Cost $255,652)	258,471

U.S. Treasury Obligations — 21.1%
	U.S. Treasury Inflation Indexed Notes,
40,000	0.125%, 04/15/16	43,945
41,705	0.125%, 04/15/17	44,848
60,000	0.125%, 04/15/18	63,364
26,500	0.125%, 01/15/22	27,869
10,000	0.125%, 07/15/22	10,350
15,000	1.125%, 01/15/21	17,553
91,400	1.875%, 07/15/15	115,631
15,000	2.000%, 01/15/16	18,857

	Total U.S. Treasury Obligations (Cost $342,651)	342,417

SHARES
Short-Term Investment — 6.7%
	Investment Company — 6.7%
108,837	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † (Cost $108,837)	108,837

	Total Investments — 103.7% (Cost $1,665,181)	1,685,815
	Liabilities in Excess of Other Assets — (3.7)%	(59,083)

	NET ASSETS — 100.0%	$1,626,732

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/2014	$15,000	$234
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	5,000	35
Barclays Bank plc	2.462% at termination	CPI-U at termination	04/07/2024	27,000	129
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	3,000	(113)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	11,000	69
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	31,000	192
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	10,000	9
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	22,000	14
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	11,000	4
BNP Paribas	2.125% at termination	CPI-U at termination	01/25/2015	4,000	7
BNP Paribas	2.248% at termination	CPI-U at termination	01/15/2019	20,000	(208)
BNP Paribas	2.530% at termination	CPI-U at termination	02/22/2018	53,000	(1,443)
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/2015	40,000	1,457
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	16,000	97
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	13,000	66
Credit Suisse International	2.085% at termination	CPI-U at termination	06/01/2017	25,000	(337)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	34,000	(327)
Credit Suisse International	2.315% at termination	CPI-U at termination	07/15/2020	50,000	(264)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	22,000	141
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/2015	8,000	26
Deutsche Bank AG, New York	2.380% at termination	CPI-U at termination	06/02/2016	45,000	(1,127)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	10,000	27
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	23,000	(589)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	03/06/2018	49,000	(1,230)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	12,000	(1)
Morgan Stanley Capital Services	1.970% at termination	CPI-U at termination	08/30/2016	25,000	(139)
Morgan Stanley Capital Services	2.145% at termination	CPI-U at termination	11/22/2018	44,000	(4)
Morgan Stanley Capital Services	2.195% at termination	CPI-U at termination	04/22/2018	28,000	(327)
Morgan Stanley Capital Services	2.443% at termination	CPI-U at termination	05/01/2024	40,000	281
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	15,000	10
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/2024	17,000	(38)
Morgan Stanley Capital Services	2.610% at termination	CPI-U at termination	04/28/2016	104,000	(3,350)
Royal Bank of Scotland	2.150% at termination	CPI-U at termination	02/16/2015	20,000	(27)
Royal Bank of Scotland	2.270% at termination	CPI-U at termination	08/02/2015	77,000	(1,702)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	43,000	81
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	2,000	6
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	5,000	(31)
Union Bank of Switzerland AG	2.438% at termination	CPI-U at termination	03/02/2016	20,000	(398)

					$(8,770)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Approximately $12,390 of this investment is restricted as collateral for swaps to various brokers.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,973
Aggregate gross unrealized depreciation	(8,339)

Net unrealized appreciation/depreciation	$20,634

Federal income tax cost of investments	$1,665,181

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$80,508	$14,463	$94,971
Collateralized Mortgage Obligations
Agency CMO	—	300,992	69	301,061
Non-Agency CMO	—	14,315	—	14,315

Total Collateralized Mortgage Obligations	—	315,307	69	315,376

Commercial Mortgage-Backed Securities	—	32,355	2,928	35,283
Corporate Bonds
Consumer Discretionary	—	28,165	—	28,165
Consumer Staples	—	25,930	—	25,930
Energy	—	33,153	—	33,153
Financials	—	160,525	—	160,525
Health Care	—	18,170	—	18,170
Industrials	—	34,166	2,936	37,102
Information Technology	—	20,433	—	20,433
Materials	—	17,469	—	17,469
Telecommunication Services	—	17,676	—	17,676
Utilities	—	45,776	—	45,776

Total Corporate Bonds	—	401,463	2,936	404,399

Foreign Government Securities	—	3,890	—	3,890
Mortgage Pass-Through Securities	—	121,506	—	121,506
Supranational	—	665	—	665
U.S. Government Agency Securities	—	258,471	—	258,471
U.S. Treasury Obligations	—	342,417	—	342,417
Short-Term Investment
Investment Company	108,837	—	—	108,837

Total Investments in Securities	$108,837	$1,556,582	$20,396	$1,685,815

Appreciation in Other Financial Instruments
Swaps	$—	$2,885	$—	$2,885

Depreciation in Other Financial Instruments
Swaps	$—	$(11,655)	$—	$(11,655)

There were no transfers among Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Swaps — The Fund engages in various swap transactions, including inflation-linked swaps, to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Asset-Backed Securities	$9,366		$—	$24	$2	$5,619		$(548)	$—	$—	$14,463
Collateralized Mortgage Obligations - Agency CMO	—	(a)	—	(13)	(7)	—		—	89	—	69
Commercial Mortgage-Backed Securities	3,107		—	39	(47)	—	(b)	(171)	—	—	2,928
Corporate Bonds - Industrials	2,972		—	15	— (b)	—		(51)	—	—	2,936

Total	$15,445		$—	$65	$(52)	$5,619		$(770)	$89	$—	$20,396

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

(a)	Value is zero.
(b)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $65,000.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Inflation Managed Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,245	Discounted Cash Flow	Constant Prepayment Rate	2.00% - 3.00% (2.19%)
			Constant Default Rate	3.00% - 10.00% (8.02%)
			Yield (Discount Rate of Cash Flows)	1.78% - 4.27% (2.56%)

Asset-Backed Securities	3,245

	69	Discounted Cash Flow	PSA Prepayment Model	305.00% - 401.00% (324.46%)
			Yield (Discount Rate of Cash Flows)	(13.05%) - 24.52% ((4.96%))

Collateralized Mortgage Obligations	69

	618	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	(5.15%) - (1.79%) ((3.91%))

Commercial Mortgage-Backed Securities	618

Total	3,932

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31. 2014, the value of these securities was approximately $16,464,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.3% (t)
	Alabama — 0.9%
	Education — 0.3%
10,000	Alabama Public School & College Authority, Capital Improvement Pool, Rev., 5.000%, 12/01/16	11,148

	General Obligation — 0.1%
1,790	City of Huntsville, Capital Improvement & Refunding Warrants, Series A, GO, 5.000%, 09/01/22	2,061
	City of Huntsville, School Capital Improvement Warrants,
1,000	Series B, GO, 5.000%, 09/01/22	1,151
1,000	Series B, GO, 5.000%, 09/01/26	1,151

		4,363

	Other Revenue — 0.5%
	Alabama Public School & College Authority, Capital Improvement Pool,
2,000	Series A, Rev., 5.000%, 02/01/23	2,422
2,000	Series A, Rev., 5.000%, 02/01/24	2,443
2,000	Series A, Rev., 5.000%, 02/01/25	2,418
	Montgomery County Public Building Authority, Warrants, Facilities Project,
1,735	Rev., 5.000%, 03/01/26	2,064
3,590	Rev., 5.000%, 03/01/27	4,234
3,910	Rev., 5.000%, 03/01/29	4,531

		18,112

	Total Alabama	33,623

	Alaska — 0.8%
	Other Revenue — 0.7%
9,000	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	10,063
12,275	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 5.500%, 09/01/23	14,550

		24,613

	Utility — 0.1%
	Alaska Municipal Bond Bank,
1,000	Rev., 5.250%, 09/01/23	1,156
1,000	Rev., 5.375%, 09/01/25	1,155
1,000	Rev., 5.500%, 09/01/27	1,147

		3,458

	Total Alaska	28,071

	Arizona — 1.9%
	Certificate of Participation/Lease — 0.7%
	Arizona School Facilities Board,
15,000	COP, 5.750%, 09/01/18	17,796
1,680	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,778
5,000	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,292
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,113

		25,979

	General Obligation — 0.0% (g)
905	Maricopa County Dysart Unified School District No. 89, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,075

	Hospital — 0.5%
	Arizona Health Facilities Authority, Banner Health,
2,500	Series D, Rev., 5.000%, 01/01/23	2,805
5,000	Series D, Rev., 5.000%, 01/01/24	5,611
10,000	Series D, Rev., 5.500%, 01/01/19	11,512

		19,928

	Other Revenue — 0.1%
2,150	County of Pima, Sewer System, Series B, Rev., 5.000%, 07/01/22	2,544

	Prerefunded — 0.3%
4,360	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	4,381
5,540	Maricopa County IDA, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/31/14 (p)	5,533
1,000	Tucson & Pima Counties IDA, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 12/01/14 (p)	999

		10,913

	Transportation — 0.2%
5,000	Arizona State Transportation Board, Highway, Rev., 5.000%, 07/01/17	5,470

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,139
500	Series A, Rev., 5.000%, 01/01/21	580

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,000	Series A, Rev., 5.000%, 01/01/22	1,136

		2,855

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,151

	Total Arizona	69,915

	Arkansas — 0.0% (g)
	Other Revenue — 0.0% (g)
1,000	University of Arkansas, Various Facilities, UAMS Campus, Rev., 5.000%, 11/01/26	1,189

	California — 12.7%
	Certificate of Participation/Lease — 0.4%
	California State Public Works Board, Department of General Services, Butterfield State Office Complex,
3,500	Series A, Rev., 5.000%, 06/01/19	3,665
1,750	Series A, Rev., 5.000%, 06/01/20	1,832
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	7,120
1,250	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/30	1,413

		14,030

	Education — 1.4%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,228
500	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/14	510
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	969
14,000	Los Angeles Unified School District, Series A-2, GO, 5.000%, 07/01/21	17,078
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	12,058
5,000	Series O, Rev., 5.750%, 05/15/30	5,986
10,000	Series O, Rev., 5.750%, 05/15/34	11,718

		50,547

	General Obligation — 6.0%
5,450	Counties of Fresno, Madera, Tulare & Kings, State Center Community College District, GO, 5.250%, 08/01/28	6,375
2,750	Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election, Series A, GO, 5.250%, 08/01/43	3,108
	Counties of Santa Clara & Santa Cruz, West Valley-Mission Community College District, Unrefunded Balance,
455	GO, AGM, 5.000%, 08/01/23	499
910	GO, AGM, 5.000%, 08/01/25	994
2,000	County of Contra Costa, Mt. Diablo Unified School District, Election 2002, Series B-2, GO, 5.000%, 07/01/26	2,337
295	County of Los Angeles, Santa Monica Community College District, Election of 2007, Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	295
1,390	County of Orange, Garden Grove Unified School District, 2010 Election, Series C, GO, 5.000%, 08/01/30	1,597
	County of Sacramento, San Juan Unified School District, Election of 2002,
1,670	GO, 5.000%, 08/01/27	1,954
3,540	GO, 5.000%, 08/01/30	4,082
2,000	County of San Diego, Carlsbad Unified School District, Series B, GO, Zero Coupon, 05/01/18	1,878
19,585	County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	12,580
5,975	County of Santa Clara, Election of 2008, Series B, GO, 5.000%, 08/01/25	7,152
	County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010,
2,000	Series C, GO, Zero Coupon, 08/01/23	1,581
1,000	Series C, GO, Zero Coupon, 08/01/27	668
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,873
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	3,646
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	4,200
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,459
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,486

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
	Los Angeles Unified School District, Election of 2004,
10,315	Series G, GO, AMBAC, 5.000%, 07/01/30	11,097
6,120	Series I, GO, 5.250%, 07/01/23	7,277
10,200	San Diego Community College District, GO, 5.000%, 08/01/24	12,325
2,400	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.250%, 07/01/27	2,971
2,515	San Francisco Unified School District, Proposition A, Election of 2011, Series A, GO, 4.000%, 06/15/22	2,803
5,000	State of California, GO, 5.000%, 08/01/16	5,501
15,860	State of California, Economic Recovery, Series A, GO, NATL-RE, 5.000%, 07/01/15	15,927
	State of California, Various Purpose,
6,875	GO, 5.000%, 11/01/15	7,341
14,100	GO, 5.000%, 04/01/17	15,846
1,000	GO, 5.000%, 09/01/19	1,186
4,655	GO, 5.000%, 09/01/20	5,035
7,000	GO, 5.000%, 10/01/29	7,829
5	GO, 5.125%, 04/01/23	5
6,790	GO, 5.500%, 04/01/18	7,972
6,800	GO, 5.500%, 04/01/21	8,152
15,000	GO, 5.625%, 04/01/26	17,822
6,685	GO, 6.500%, 04/01/33	8,186
1,565	GO, AMBAC, 5.000%, 02/01/27	1,926
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,203
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	8,105

		220,273

	Hospital — 0.1%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/28	2,404
2,450	Series C, Rev., 6.500%, 10/01/33	2,902

		5,306

	Other Revenue — 3.3%
1,815	Alameda County Water District Financing Authority, Water System, Rev., 5.000%, 06/01/23	2,201
700	Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, Series A, Rev., 4.000%, 10/01/20	803
775	California Educational Facilities Authority, Pepperdine University, Rev., 5.000%, 09/01/24	936
1,500	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/26	1,723
1,965	California Health Facilities Financing Authority, Providence Health & Services, Unrefunded, Series C, Rev., 6.500%, 10/01/38	2,326
2,000	California Health Facilities Financing Authority, Sutter Health, Series D, Rev., 5.000%, 08/15/25	2,326
	California State Public Works Board, California State University,
2,040	Series B, Rev., AGM, 5.000%, 04/01/21	2,197
2,245	Series B, Rev., AGM, 5.000%, 04/01/23	2,414
5,130	Series H, Rev., 5.000%, 09/01/30 (w)	5,790
8,275	California State Public Works Board, California State University, Various University Projects, Series H, Rev., 5.000%, 09/01/31	9,283
	California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects,
2,785	Series C, Rev., AGM, 5.000%, 04/01/22	2,986
2,105	Series C, Rev., AGM, 5.000%, 04/01/24	2,257
1,000	California State Public Works Board, Department of General Services, Capitol East End Complex, Series A, Rev., AMBAC, 5.250%, 12/01/19	1,004
	California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects,
1,285	Series D, Rev., AGM, 5.000%, 04/01/21	1,380
1,415	Series D, Rev., AGM, 5.000%, 04/01/23	1,517
1,560	Series D, Rev., AGM, 5.000%, 04/01/25	1,673
	City of Los Angeles, Department of Water & Power, Power System,
3,400	Series B, Rev., 5.000%, 07/01/31 (w)	3,932
3,075	Series B, Rev., 5.000%, 07/01/32 (w)	3,532
	City of Los Angeles, Wastewater System,
12,500	Series A, Rev., 5.000%, 06/01/26	14,946
2,000	Series C, Rev., 5.000%, 06/01/26	2,363

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	County of Ventura, Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,438
2,000	Rev., AGM, 5.000%, 08/01/20	2,291
2,125	Metropolitan Water District of Southern California, Series C, Rev., 5.000%, 10/01/27	2,693
4,525	Riverside County Transportation Commission, Limited Tax, Series A, Rev., 5.250%, 06/01/33	5,296
1,600	Sacramento Suburban Water District, Series A, Rev., 4.750%, 11/01/22	1,927
	San Diego County Water Authority,
13,095	Series A, Rev., 5.000%, 05/01/29	15,360
10,000	Series A, Rev., 5.000%, 05/01/30	11,648
1,250	San Francisco Bay Area Rapid Transit District, Series A, Rev., 5.000%, 07/01/32	1,423
4,500	University of California, Series AF, Rev., 5.000%, 05/15/25	5,434
8,500	University of California, Limited Project, Series G, Rev., 5.000%, 05/15/29	9,813

		122,912

	Prerefunded — 0.3%
35	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	43
5,000	County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project, Tax Allocation, Zero Coupon, 01/01/19 (p)	4,755
2,020	County of Los Angeles, Rio Hondo Community College District, 2004 Election, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,038
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	951
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,669

		10,456

	Utility — 0.4%
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,846
9,545	Series A, Rev., 5.250%, 11/15/22	10,909

		13,755

	Water & Sewer — 0.8%
280	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	292
5,000	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,648
	City of Vallejo, Water,
3,010	Rev., NATL-RE, 5.000%, 05/01/22	3,164
3,160	Rev., NATL-RE, 5.000%, 05/01/23	3,295
3,320	Rev., NATL-RE, 5.000%, 05/01/24	3,450
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,598
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/21	4,132
2,165	Series A, Rev., 5.000%, 05/15/22	2,556
6,200	Series A, Rev., 5.000%, 05/15/23	7,284

		31,419

	Total California	468,698

	Colorado — 4.3%
	Certificate of Participation/Lease — 0.2%
5,000	State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program, COP, 5.250%, 11/01/23	5,788

	Education — 0.1%
	University of Colorado, Enterprise System,
500	Series A, Rev., 5.500%, 06/01/21	601
1,480	Series A, Rev., 5.500%, 06/01/26	1,758
750	Series A, Rev., 5.750%, 06/01/28	899

		3,258

	General Obligation — 1.1%
6,845	City & County of Denver, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,165
	Jefferson County School District No. R-1,
18,325	GO, 5.000%, 12/15/20	21,978
9,500	GO, 5.000%, 12/15/22	11,550

		41,693

	Hospital — 0.0% (g)
585	Colorado Health Facilities Authority, Hospital, Boulder Community Hospital Project, Series C, Rev., NATL-RE, 6.000%, 10/01/14	596

	Other Revenue — 0.1%
4,500	Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.500%, 01/01/35	5,223

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 2.8%
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	17,342
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,556
23,470	Counties of Adams & Arapahoe, Joint School District No. 281, GO, 6.250%, 12/01/18 (p)	28,860
42,790	County of Adams, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	42,406
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	8,246
1,610	Douglas County School District No. Re-1, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,659

		104,069

	Total Colorado	160,627

	Connecticut — 0.7%
	General Obligation — 0.4%
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,954
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,229

		15,183

	Housing — 0.1%
	Connecticut Housing Finance Authority,
1,260	Series SNH-7, Rev., AGM, 5.000%, 06/15/17	1,420
1,320	Series SNH-7, Rev., AGM, 5.000%, 06/15/18	1,479

		2,899

	Other Revenue — 0.2%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 5.000%, 08/15/24	119
350	Series A, Rev., 5.000%, 08/15/25	413
150	Series A, Rev., 5.000%, 08/15/26	175
250	Series A, Rev., 5.000%, 08/15/27	291
300	Series A, Rev., 5.000%, 08/15/29 (w)	344
100	Series A, Rev., 5.500%, 08/15/23 (w)	125
4,165	Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue, Series N, Rev., 5.000%, 11/01/25	4,981
2,055	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Series A, Rev., 5.250%, 11/15/22	2,396

		8,844

	Total Connecticut	26,926

	Delaware — 0.4%
	General Obligation — 0.4%
	State of Delaware,
2,000	GO, 5.000%, 07/01/22	2,395
2,000	GO, 5.000%, 07/01/23	2,399
4,000	Series B, GO, 5.000%, 07/01/22	4,929
3,710	Series B, GO, 5.000%, 07/01/23	4,616
1,000	Series C, GO, 5.000%, 10/01/25	1,272

	Total Delaware	15,611

	District of Columbia — 0.2%
	Other Revenue — 0.2%
1,150	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.250%, 05/15/24	1,150
5,000	District of Columbia, Income Tax Secured, Series A, Rev., 5.000%, 12/01/22	5,887

	Total District of Columbia	7,037

	Florida — 2.9%
	Certificate of Participation/Lease — 0.1%
4,000	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/23	4,111

	General Obligation — 1.4%
2,095	County of Miami-Dade, Series DD, GO, AMBAC, 7.750%, 10/01/18	2,671
	Florida State Board of Education, Public Education Capital Outlay,
4,500	Series A, GO, 5.000%, 06/01/23	5,340
1,250	Series A, GO, 5.000%, 06/01/25	1,470
5,000	Series B, GO, 4.750%, 06/01/21	5,268
14,600	Series D, GO, 5.000%, 06/01/24	17,348
1,260	Series D, GO, 5.500%, 06/01/18	1,487
4,515	Series E, GO, 5.000%, 06/01/19	5,340
4,740	Series E, GO, 5.000%, 06/01/20	5,678
5,800	Series F, GO, 5.000%, 06/01/20	6,371

		50,973

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.2%
2,150	Florida Housing Finance Corp., Homeowner Mortgage, Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	2,300
	Florida Housing Finance Corp., Homeowner Mortgage, Special Program,
1,150	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,230
3,315	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	3,582

		7,112

	Other Revenue — 0.5%
1,500	City of Gulf Breeze, Local Government Loan Program, Series E, Rev., VAR, FGIC, 5.125%, 12/01/15	1,576
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	589
5,000	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 5.000%, 10/01/20	5,870
1,080	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,145
1,065	Florida State Board of Education, Lottery, Unrefunded, Series A, Rev., AMBAC, 5.000%, 07/01/18	1,130
1,395	JEA Electric System, Series A, Rev., 5.000%, 10/01/23	1,673
5,760	Tampa Sports Authority, Sales Tax Payments Stadium Project, Rev., AGM, 5.000%, 01/01/19	5,921

		17,904

	Prerefunded — 0.3%
9,640	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15 (p)	10,216

	Special Tax — 0.1%
	County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,727
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,398

		4,125

	Transportation — 0.1%
3,700	County of Miami-Dade, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	4,181

	Water & Sewer — 0.2%
8,200	County of Miami-Dade, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,098

	Total Florida	107,720

	Georgia — 3.3%
	General Obligation — 0.7%
	Barrow County School District,
2,500	GO, 5.000%, 02/01/25	2,896
2,000	GO, 5.000%, 02/01/26	2,324
1,500	Gwinnett County School District, GO, 5.000%, 02/01/17 (p)	1,677
	State of Georgia,
10,000	Series B, GO, 5.000%, 01/01/20	11,739
7,515	Series G, GO, 5.000%, 10/01/16	8,330

		26,966

	Other Revenue — 1.2%
	Camden County Public Service Authority, City of St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,184
1,960	Rev., 5.000%, 12/01/22	2,285
1,000	Rev., 5.000%, 12/01/23	1,156
9,500	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/20	11,175
	City of Columbus, Water & Sewerage,
2,000	Series A, Rev., 5.000%, 05/01/22	2,413
445	Series A, Rev., 5.000%, 05/01/27	531
595	Series A, Rev., 5.000%, 05/01/28	704
1,845	Clarke County Hospital Authority, Athens Regional Medical Center Project, Rev., 4.000%, 01/01/21	2,037
5,500	County of DeKalb, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	6,871
7,000	County of Fulton, Water & Sewerage, Rev., 5.000%, 01/01/22	8,276
2,465	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., AGM, 5.000%, 06/01/19	2,813
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant Scherer Project, Rev., VAR, 1.700%, 06/01/49	4,047

		43,492

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
5,000	Gwinnett County School District, GO, 5.000%, 02/01/18 (p)	5,752

	Special Tax — 0.2%
5,000	Georgia State Road & Tollway Authority, Federal Highway, Series A, Rev., AGM, 5.000%, 06/01/20	5,723
1,610	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	1,783

		7,506

	Utility — 0.0% (g)
1,475	Main Street Natural Gas, Inc., Gas Project, Series A, Rev., 5.500%, 09/15/21	1,701

	Water & Sewer — 1.0%
	County of Cobb, Water & Sewerage Improvement,
6,155	Rev., 5.000%, 07/01/20	7,254
6,565	Rev., 5.000%, 07/01/21	7,670
	County of DeKalb, Water & Sewerage,
4,800	Series B, Rev., 5.250%, 10/01/22	5,862
8,660	Series B, Rev., 5.250%, 10/01/23	10,632
5,000	County of Henry, Water & Sewerage Authority, Rev., BHAC-CR, FSA-CR, NATL-RE, 5.250%, 02/01/28	6,389

		37,807

	Total Georgia	123,224

	Hawaii — 1.0%
	General Obligation — 0.5%
	State of Hawaii,
1,000	Series DK, GO, 5.000%, 05/01/21	1,146
11,810	Series DR, GO, 5.000%, 06/01/15	12,384
5,000	Series DY, GO, 5.000%, 02/01/19	5,859

		19,389

	Transportation — 0.5%
	State of Hawaii, Highway,
5,915	Rev., 5.000%, 01/01/20	6,815
520	Rev., 5.250%, 01/01/18	600
5,120	Rev., 5.250%, 01/01/21	5,943
2,450	Rev., 6.000%, 01/01/29	2,894

		16,252

	Total Hawaii	35,641

	Idaho — 0.4%
	Hospital — 0.4%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	14,159

	Illinois — 2.8%
	Education — 0.2%
6,345	Chicago Board of Education, School Reform, Dedicated Tax Revenues, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	5,920

	General Obligation — 1.1%
7,500	City of Chicago, Series A, GO, AGM, 5.000%, 01/01/20	7,669
1,400	Counties of Kane & Cook, City of Elgin, GO, 4.000%, 12/15/21	1,554
2,000	Counties of Kendall, Kane & Will, Community Unit School District No. 308, GO, 4.000%, 10/01/18	2,231
5,000	County of Cook, School District No. 122, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21 (p)	4,282
1,000	County of Cook, Township High School District No. 205, GO, AGC, 5.500%, 12/01/19	1,166
6,650	County of DuPage, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,726
485	County of McHenry, Community Unit School District No. 200, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	508
	State of Illinois,
3,000	GO, 5.000%, 02/01/22	3,410
8,885	Series A, GO, 5.000%, 03/01/19	8,919
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,627
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
900	GO, 5.750%, 06/01/25	1,013
725	GO, 5.750%, 06/01/26	816
830	GO, 5.750%, 06/01/27	938
620	GO, 5.750%, 06/01/28	698

		41,557

	Other Revenue — 0.1%
1,750	Illinois Finance Authority, University of Chicago, Series A, Rev., 5.000%, 10/01/29	1,982

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,625

		5,607

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Dedicated Revenues - DePriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,190
4,320	County of Winnebago, Public Safety Sales Tax Alternate Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15 (p)	4,640
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	10,106
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,175	GO, 5.750%, 06/01/18 (p)	1,395

		18,331

	Transportation — 0.9%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,329
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,739
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	14,255

		32,323

	Total Illinois	103,738

	Indiana — 2.1%
	Certificate of Participation/Lease — 0.1%
1,630	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/22	1,715
1,410	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,590

		3,305

	Education — 0.1%
3,000	County of Hendricks, Brownsburg 1999 School Building Corp., First Mortgage, Series B, Rev., AGM, 5.000%, 07/15/20	3,156
500	East Chicago Multi School Building Corp., First Mortgage, Rev., 5.000%, 07/15/14	503

		3,659

	Other Revenue — 1.8%
2,000	Indiana Bond Bank, Special Program, East Chicago Municipal Building Corp. Project, Series A, Rev., AGM, 5.000%, 08/01/22	2,189
	Indiana Finance Authority, State Revolving Fund Program,
2,300	Series A, Rev., 5.000%, 02/01/23	2,770
5,205	Series A, Rev., 5.000%, 02/01/30	5,986
1,525	Series B, Rev., 5.000%, 02/01/21	1,806
18,805	Series C, Rev., 5.000%, 02/01/21	22,265
3,000	Series C, Rev., 5.000%, 02/01/30	3,477
10,000	Series C, Rev., 5.000%, 02/01/31	11,558
7,000	Series C, Rev., 5.000%, 02/01/32	8,044
1,650	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., VAR, 1.500%, 08/01/14	1,653
	Indiana University,
2,000	Series A, Rev., 5.000%, 06/01/28	2,322
1,000	Series A, Rev., 5.000%, 06/01/32	1,135
	Indianapolis Local Public Improvement Bond Bank, Stormwater Project,
725	Series D, Rev., 5.000%, 01/01/21	865
1,245	Series D, Rev., 5.000%, 01/01/24	1,491

		65,561

	Transportation — 0.1%
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,315

	Total Indiana	75,840

	Iowa — 0.9%
	General Obligation — 0.3%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21	7,846
1,095	Davenport Iowa Corp., GO, 4.000%, 06/01/21	1,216

		9,062

	Housing — 0.0% (g)
740	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	781

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.6%
	Iowa Finance Authority, State Revolving Fund,
5,420	Rev., 5.000%, 08/01/26	6,323
12,905	Rev., 5.000%, 08/01/29	14,809
500	State of Iowa, Vision Iowa Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	603

		21,735

	Total Iowa	31,578

	Kansas — 3.1%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,717
	County of Shawnee, Unified School District No. 345, Seaman,
650	Series A, GO, 5.000%, 09/01/24	765
1,000	Series A, GO, 5.000%, 09/01/25	1,167
5,000	Johnson County Unified School District No. 232, Series A, GO, AGM, 5.250%, 09/01/23	5,306

		10,955

	Other Revenue — 1.2%
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,365
3,800	Series A, Rev., 5.000%, 09/01/22	4,440
	State of Kansas, Department of Transportation, Highway,
9,500	Series A, Rev., 5.000%, 09/01/17	10,829
2,500	Series A, Rev., 5.000%, 09/01/18	2,922
7,000	Series A, Rev., 5.000%, 09/01/19	8,334
7,000	Series A, Rev., 5.000%, 09/01/20	8,451
5,750	Series C, Rev., 5.000%, 09/01/24	7,110

		44,451

	Prerefunded — 1.6%
5,480	City of Kansas, Single Family Mortgage, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,475
25,000	Counties of Reno, Sedgwick & Finney, Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	24,813
3,225	County of Labette, Single Family Mortgage, Capital Accumulator Bonds, Series A, Rev., Zero Coupon, 12/01/14 (p)	3,222
24,250	County of Reno, Capital Accumulator, Series A, Rev., Zero Coupon, 12/01/15 (p)	24,136

		57,646

	Total Kansas	113,052

	Kentucky — 1.1%
	Certificate of Participation/Lease — 0.1%
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., AGM, 5.250%, 10/01/18	1,764
1,000	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/21	1,183
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., AGM, 5.000%, 11/01/21	1,727

		4,674

	Education — 0.1%
	Kentucky Asset/Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,692
1,000	Series B, Rev., 5.000%, 10/01/20	1,130

		2,822

	Other Revenue — 0.5%
1,000	Jefferson County Capital Projects Corp., Series A, Rev., AGM, 4.250%, 06/01/22	1,086
1,175	Kentucky State Property & Buildings Commission, Project No. 84, Rev., NATL-RE, 5.000%, 08/01/22	1,396
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., NATL-RE, FGIC, 5.000%, 03/01/19	1,111
1,250	Rev., NATL-RE, FGIC, 5.000%, 03/01/20	1,385
1,000	Kentucky State Property & Buildings Commission, Project No. 90, Rev., 5.375%, 11/01/23	1,169
	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects,
2,255	Series A, Rev., 5.000%, 07/01/18	2,615
2,130	Series A, Rev., 5.000%, 07/01/25	2,499
5,145	Series A, Rev., 5.000%, 07/01/27	5,927

		17,188

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.1%
2,160	Jefferson County School District Finance Corp., School Building, Series A, Rev., AGM, 4.500%, 07/01/16 (p)	2,346
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., AGM, 5.000%, 08/01/15 (p)	528

		2,874

	Transportation — 0.0% (g)
	Louisville Regional Airport Authority, Airport System,
1,000	Series A, Rev., AMBAC, 5.000%, 07/01/20	1,048
1,000	Series A, Rev., AMBAC, 5.000%, 07/01/21	1,048

		2,096

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,202

	Water & Sewer — 0.2%
	Louisville & Jefferson County Metropolitan Sewer District, Sewer & Drainage System,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,717
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,091
4,170	Louisville/Jefferson County Metro Government Board of Water Works, Series A, Rev., 5.000%, 11/15/19	4,965

		7,773

	Total Kentucky	40,629

	Louisiana — 2.3%
	Certificate of Participation/Lease — 0.1%
3,130	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Series A, Rev., AMBAC, 6.300%, 07/01/30	3,346

	General Obligation — 0.1%
1,665	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (i)	1,534
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,112
1,000	State of Louisiana, St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,150

		3,796

	Housing — 0.1%
353	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	362
1,075	Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	1,150

		1,512

	Other Revenue — 0.4%
	City of Alexandria, Utilities,
1,070	Series A, Rev., 4.750%, 05/01/38	1,137
1,400	Series A, Rev., 5.000%, 05/01/43	1,505
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,946
3,495	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	3,781
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,115
5,000	State of Louisiana, Gasoline & Fuels Tax, Series A-1, Rev., 4.000%, 05/01/34	5,161

		14,645

	Prerefunded — 1.1%
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	4,280
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	16,529
18,000	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	16,431
2,500	Parish of East Baton Rouge, Public Improvement Sales Tax, Series A, Rev., AMBAC, 5.000%, 02/01/15 (p)	2,580

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,500	State of Louisiana, Series C, GO, AGM, 5.000%, 05/01/16 (p)	1,634

		41,454

	Special Tax — 0.5%
3,565	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project, Rev., AMBAC, 5.000%, 03/01/16 (p)	3,857
	Parish of East Baton Rouge, Road and Street Improvement Sales Tax,
4,270	Rev., AGC, 5.000%, 08/01/20	4,982
2,125	Rev., AGC, 5.000%, 08/01/21	2,468
2,000	Rev., AGC, 5.000%, 08/01/22	2,323
3,490	Rev., AGC, 5.250%, 08/01/19	4,162

		17,792

	Transportation — 0.0% (g)
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,472

	Total Louisiana	84,017

	Maryland — 1.2%
	Education — 0.2%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,643

	General Obligation — 0.6%
15,570	County of Montgomery, Series A, GO, 5.000%, 11/01/16	17,313
5,000	State of Maryland, State & Local Facilities Loan of 2010, First Series, Series B, GO, 5.000%, 03/01/21	5,947

		23,260

	Other Revenue — 0.1%
2,145	State of Maryland, Department of Transportation, Rev., 5.000%, 12/01/18	2,521

	Private Placement — 0.0% (g)
1,797	State of Maryland, Private Placement, Rev., 5.187%, 07/01/16 (i)	1,813

	Transportation — 0.3%
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,194

	Total Maryland	44,431

	Massachusetts — 2.9%
	Certificate of Participation/Lease — 0.5%
	Massachusetts Bay Transportation Authority,
10,530	Series A, Rev., 5.250%, 07/01/27	13,320
5,000	Series A, Rev., 5.250%, 07/01/29	6,281

		19,601

	Education — 0.3%
1,500	Massachusetts Development Finance Agency, College of the Holy Cross, Series B, Rev., 5.000%, 09/01/26	1,720
	Massachusetts Health & Educational Facilities Authority, Institute Of Technology,
4,070	Series M, Rev., 5.250%, 07/01/25	5,214
2,100	Series M, Rev., 5.250%, 07/01/29	2,751

		9,685

	General Obligation — 1.0%
10,000	Commonwealth of Massachusetts, Consolidated Loan of 2004, Series B, GO, 5.250%, 08/01/23	12,541
	Commonwealth of Massachusetts, Consolidated Loan of 2006,
1,000	Series D, GO, 5.000%, 08/01/17	1,094
5,000	Series E, GO, AMBAC, 5.000%, 11/01/25	6,163
1,000	Commonwealth of Massachusetts, Consolidated Loan of 2008, Series A, GO, 5.000%, 08/01/22	1,157
11,890	Commonwealth of Massachusetts, Consolidated Loan of 2011, Series D, GO, 5.000%, 10/01/24	14,178

		35,133

	Other Revenue — 0.5%
1,925	Massachusetts Bay Transportation Authority, Series A, Rev., 5.000%, 07/01/21	2,343
1,500	Massachusetts Port Authority, Series B, Rev., 5.000%, 07/01/21	1,805
10,000	Massachusetts School Building Authority, Sales Tax, Series B, Rev., 5.000%, 08/15/28	11,694
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,887

		19,729

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.5%
4,200	Commonwealth of Massachusetts, Consolidated Loan of 2005, Series C, GO, 5.250%, 09/01/15 (p)	4,466
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2006, Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,557
	University of Massachusetts Building Authority Project,
8,250	Series 2004-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	8,431

		18,454

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/25	2,820
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	2,201

		5,021

	Total Massachusetts	107,623

	Michigan — 1.2%
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,558

	General Obligation — 0.5%
1,005	City of Troy, Limited Tax, GO, 5.250%, 11/01/29	1,144
4,900	Counties of Oakland & Livingston, Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/23	5,635
	County of Kent, Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,843
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	1,972
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,738
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	1,973
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	1,977
1,000	County of Washtenaw, Ypsilanti School District, GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,136
310	Kalamazoo Public Schools, GO, AGC, Q-SBLF, 5.000%, 05/01/16	337

		17,755

	Other Revenue — 0.3%
5,935	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	7,141
	State of Michigan, Trunk Line Fund,
1,150	Rev., 5.000%, 11/15/25	1,343
610	Rev., 5.000%, 11/15/26	708
1,035	Rev., 5.000%, 11/15/27	1,201

		10,393

	Utility — 0.0% (g)
1,445	State of Michigan, Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,648

	Water & Sewer — 0.3%
1,900	City of Detroit, Sewage Disposal System, Senior Lien, Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	1,921
8,000	Detroit Sewage Disposal, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29 (i)	8,265

		10,186

	Total Michigan	44,540

	Minnesota — 0.9%
	General Obligation — 0.7%
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	12,039
10,000	Series H, GO, 5.000%, 11/01/19	11,935

		23,974

	Prerefunded — 0.2%
8,000	University of Minnesota, Series A, Rev., 5.750%, 07/01/15 (p)	8,479

	Utility — 0.0% (g)
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,016

	Total Minnesota	33,469

	Mississippi — 1.1%
	Prerefunded — 1.1%
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	34,117
7,945	Mississippi Housing Finance Corp., Single Family Mortgage, Senior Terminal Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,922

	Total Mississippi	42,039

	Missouri — 3.1%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, Missouri Direct Deposit Program, GO, 5.000%, 03/01/21	1,725

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
620	City of Kansas, Improvement & Refunding, Series A, GO, 5.000%, 02/01/23	732
1,500	Springfield School District No R-12, Missouri Direct Deposit Program, Series B, GO, 5.000%, 03/01/25	1,854

		4,311

	Housing — 0.0% (g)
385	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	411
580	Missouri Housing Development Commission, Single Family Mortgage, Special Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	622

		1,033

	Other Revenue — 2.2%
3,140	City of Kansas, Sanitary Sewer System, Series A, Rev., 5.000%, 01/01/26	3,689
25,750	Missouri Highways & Transportation Commission, First Lien, Series A, Rev., 5.000%, 05/01/26 (w)	32,655
16,815	Missouri Highways & Transportation Commission, Senior Lien, Series C, Rev., 5.000%, 02/01/22	20,570
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/22	5,832
3,645	Series B, Rev., 5.000%, 07/01/22	4,451
3,740	Series B, Rev., 5.000%, 07/01/24	4,494
3,905	Series B, Rev., 5.000%, 07/01/29	4,617
2,050	Series B, Rev., 5.000%, 07/01/30	2,420
4,000	State of Missouri, Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series A, Rev., 4.000%, 06/01/32	4,023

		82,751

	Transportation — 0.5%
4,065	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,778
2,935	Missouri Highways & Transportation Commission, Second Lien, Rev., 5.250%, 05/01/19	3,322
7,985	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,901

		17,001

	Water & Sewer — 0.3%
8,000	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Series A, Rev., 5.000%, 01/01/20	9,561

	Total Missouri	114,657

	Montana — 0.1%
	Transportation — 0.1%
	State of Montana, Department of Transportation, Highway 93 Advance Construction Project,
1,600	Rev., GAN, 5.000%, 06/01/21	1,834
1,500	Rev., GAN, 5.000%, 06/01/23	1,710

	Total Montana	3,544

	Nebraska — 0.2%
	Other Revenue — 0.1%
	City of Omaha, Sanitary Sewerage System,
1,390	Rev., 5.000%, 11/15/25	1,641
1,100	Rev., 5.000%, 11/15/26	1,288
1,035	Rev., 5.000%, 11/15/27	1,206

		4,135

	Utility — 0.1%
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,678

	Total Nebraska	6,813

	New Jersey — 2.9%
	Certificate of Participation/Lease — 0.4%
9,400	New Jersey Transit Corp., Federal Transit Administration Grants, Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	9,923
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,789
3,300	Series A, COP, 5.000%, 06/15/21	3,648

		16,360

	Education — 0.2%
5,000	New Jersey Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,710

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.2%
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,757
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,404
	New Jersey Transportation Trust Fund Authority, Transportation System,
500	Series A, Rev., 5.000%, 06/15/42	534
50	Series A, Rev., 5.750%, 06/15/16 (p)	56

		7,751

	Prerefunded — 1.7%
	Garden State Preservation Trust, Open Space & Farmland Preservations,
32,000	Series A, Rev., AGM, 5.800%, 11/01/15 (p)	34,540
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15 (p)	4,144
7,750	Series P, Rev., 5.250%, 09/01/15 (p)	8,236
	New Jersey Transportation Trust Fund Authority, Transportation System,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	4,836
6,670	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	7,007
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	5,598

		64,361

	Transportation — 0.2%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,957

	Water & Sewer — 0.2%
	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation,
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,322
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,450
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,511
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,672

		5,955

	Total New Jersey	106,094

	New Mexico — 1.1%
	Housing — 0.1%
	New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
540	Series B-2, Class 1, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	587
1,570	Series C-2, Class 1, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	1,634
1,870	Series D, Class 1, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	1,999

		4,220

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
1,010	County of Bernalillo, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,265

	Other Revenue — 0.6%
	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund,
1,775	Series B, Rev., 5.000%, 06/01/20	2,009
1,645	Series B, Rev., 5.000%, 06/01/21	1,875
1,890	Series B, Rev., 5.000%, 06/01/26	2,131
2,050	Series B, Rev., 5.000%, 06/01/28	2,297
10,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/20	11,973
1,500	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,781

		22,066

	Special Tax — 0.3%
10,525	State of New Mexico, Supplemental Severance Tax, Series B, Rev., 5.000%, 07/01/18	12,216

	Total New Mexico	39,767

	New York — 16.6%
	Certificate of Participation/Lease — 0.0% (g)
355	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Rev., 5.600%, 04/01/15	368

	Education — 0.5%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/39	2,297

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
7,825	New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution, Series B, Rev., 5.000%, 07/01/18	9,031
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,988
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,803

		16,119

	General Obligation — 0.8%
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,832
	City of New York, Fiscal Year 2014,
5,000	Series G, GO, 5.000%, 08/01/22	5,991
9,520	Series G, GO, 5.000%, 08/01/25	11,346
	City of New York, Unrefunded Balance,
3,665	Series F, GO, 6.000%, 01/15/21	3,682
15	Series J, GO, 5.000%, 06/01/21	16
100	Counties of Monroe, Orleans & Genesee, Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	117
1,555	County of Orang, Chester Union Free School District, GO, AGM, 5.000%, 04/15/27	1,731
420	Farmingdale Union Free School District, GO, 4.000%, 07/15/14	422

		29,137

	Other Revenue — 8.4%
12,630	Metropolitan Transportation Authority, Series A, Rev., 5.500%, 07/01/17	14,482
16,555	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	19,670
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012,
1,275	Series DD, Rev., 5.000%, 06/15/27	1,489
1,000	Series FF, Rev., 5.000%, 06/15/21	1,205
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series DD, Rev., 5.000%, 06/15/22	4,847
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,156
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,731
3,000	New York City Transitional Finance Authority, Fiscal Year 2011, Subseries S-1A, Rev., 5.000%, 07/15/19	3,540
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
1,230	Series B, Rev., 5.000%, 02/01/24	1,454
16,100	Series B, Rev., 5.000%, 02/01/26	18,793
12,660	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/22	14,954
3,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series E, Subseries E-1, Rev., 5.000%, 02/01/25	3,528
4,050	New York Local Government Assistance Corp., Senior Lien, Series C, Rev., 5.000%, 04/01/17	4,562
5,920	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	6,776
2,000	New York State Dormitory Authority, School Districts Financing Program, Series B, Rev., 5.000%, 10/01/24	2,335
9,000	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series B, Rev., 5.000%, 03/15/24	10,649
550	New York State Dormitory Authority, State University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/30	622
	New York State Dormitory Authority, Third General Resolution, State University Educational Facilities,
2,000	Series A, Rev., 5.000%, 05/15/25	2,325
2,000	Series A, Rev., 5.000%, 05/15/28	2,277
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution,
10,000	Series A, Rev., 4.000%, 06/15/28	10,812
5,635	Series A, Rev., 5.000%, 06/15/25	6,927
4,345	Series B, Rev., 5.000%, 06/15/27	5,084
7,280	Series D, Rev., 5.000%, 06/15/25	8,677

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,325	Series D, Rev., 5.000%, 06/15/27	6,258
1,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Pooled Financing Program, Series B, Rev., 5.500%, 04/15/35	1,284
20,000	New York State Thruway Authority, Series A, Rev., 5.000%, 05/01/19	23,342
7,425	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,337
12,185	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance, Rev., AMBAC, 5.000%, 04/01/21	12,953
	New York State Urban Development Corp., Service Contract,
5,000	Series B, Rev., 5.250%, 01/01/25	5,743
7,820	Series D, Rev., 5.500%, 01/01/19	9,251
5,000	Port Authority of New York & New Jersey, Consolidated, 148th Series, Rev., AGM, 5.000%, 08/15/29	5,581
3,000	Port Authority of New York & New Jersey, Consolidated, 172nd Series, Rev., 5.000%, 10/01/22	3,531
10,000	State of New York, Tobacco Settlement Financing Corp., Series B, Rev., 5.000%, 06/01/21	10,858
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,730	Series A, Rev., 5.000%, 01/01/26	29,899
10,000	Series A-2, Rev., 5.000%, 11/15/28	11,382
8,860	Series B, Rev., Zero Coupon, 11/15/32	4,276
2,000	Series B, Rev., 5.000%, 11/15/22	2,432
2,500	Series B, Rev., 5.000%, 11/15/30	2,859
	Utility Debt Securitization Authority,
3,000	Series TE, Rev., 5.000%, 12/15/32	3,497
4,250	Series TE, Rev., 5.000%, 12/15/41	4,800

		310,178

	Prerefunded — 0.3%
1,850	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/19 (p)	2,210
1,865	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Series B, Rev., AMBAC, 5.000%, 10/01/15 (p)	1,985
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	6,022

		10,217

	Special Tax — 6.0%
1,500	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Subseries A-1, Rev., 5.000%, 11/01/21	1,598
5,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	5,937
	New York Local Government Assistance Corp., Senior Lien,
1,000	Series A, Rev., 5.000%, 04/01/20	1,147
10,000	Series B-C/D, Rev., 5.500%, 04/01/19	12,041
2,000	New York State Dormitory Authority, State Personal Income Tax, Rev., 5.000%, 12/15/21	2,426
	New York State Dormitory Authority, State Personal Income Tax, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,750
10,000	Series D, Rev., 5.000%, 03/15/17	11,058
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
20,000	Series A, Rev., 5.000%, 02/15/27	23,818
5,000	Series A, Rev., 5.000%, 12/15/27	5,840
10,000	Series A, Rev., 5.000%, 02/15/28	11,791
20,000	Series A, Rev., 5.000%, 12/15/28	23,192
5,000	Series A, Rev., 5.000%, 02/15/29	5,846
4,900	Series A, Rev., 5.000%, 12/15/29	5,645
3,000	Series A, Rev., 5.000%, 02/15/43	3,304
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,749
	New York State Thruway Authority, State Personal Income Tax, Transportation,
2,050	Series A, Rev., 5.000%, 03/15/17	2,299
11,025	Series A, Rev., 5.000%, 03/15/26	13,009
17,000	Series A, Rev., 5.250%, 03/15/19	20,205
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,150
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,748
2,250	Series A-1, Rev., 5.000%, 12/15/23	2,618

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
2,340	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A, Rev., 5.000%, 03/15/31	2,667
17,770	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment, Series A-2, Rev., NATL-RE, 5.500%, 03/15/21	21,975
	Sales Tax Asset Receivable Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	3,918
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	15,270
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,053
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	6,775

		222,829

	Transportation — 0.4%
13,500	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	15,858

	Utility — 0.2%
6,000	Long Island Power Authority, Electric System, Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,639

	Total New York	611,345

	North Carolina — 2.4%
	General Obligation — 1.3%
	County of Union,
2,085	Series A, GO, 5.000%, 03/01/18	2,404
3,000	Series A, GO, 5.000%, 03/01/21	3,623
	State of North Carolina,
22,100	Series A, GO, 5.000%, 03/01/17	24,794
15,000	Series B, GO, 5.000%, 06/01/19	17,796
500	Series C, GO, 4.000%, 05/01/22	576

		49,193

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,448

	Other Revenue — 0.9%
4,000	City of Raleigh, Combined Enterprise System, Series A, Rev., 5.000%, 03/01/26	4,811
	County of Buncombe,
1,000	Series A, Rev., 5.000%, 06/01/20	1,192
1,000	Series A, Rev., 5.000%, 06/01/22	1,212
	County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	Rev., 5.000%, 06/01/18	5,934
3,500	Rev., 5.000%, 06/01/19	4,098
3,000	Mecklenburg County Public Facilities Corp., Rev., 5.000%, 03/01/23	3,497
	State of North Carolina, Limited Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	6,234
5,000	Series A, Rev., 5.000%, 05/01/24	5,804

		32,782

	Utility — 0.1%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,722

	Total North Carolina	90,145

	Ohio — 1.3%
	Housing — 0.0% (g)
535	Ohio Housing Finance Agency, Hillwood II Project, Rev., AMT, GNMA COLL, 4.700%, 05/20/16	554

	Other Revenue — 1.1%
	County of Hamilton, Hospital Facilities, UC Health,
750	Rev., 5.000%, 02/01/19	855
750	Rev., 5.000%, 02/01/20	863
	County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati,
2,385	Series A, Rev., 5.000%, 12/01/20	2,867
4,210	Series A, Rev., 5.000%, 12/01/21	4,995
	County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group,
1,200	Series A, Rev., 5.000%, 07/01/28	1,275
750	Series A, Rev., 5.750%, 07/01/28	844
1,400	Series A, Rev., 5.750%, 07/01/33	1,551
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., 5.000%, 12/01/21	1,127
	Ohio State Water Development Authority, Water Pollution Control Loan Fund,
7,770	Rev., 5.000%, 12/01/20	9,384

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,360	Rev., 5.000%, 12/01/24	4,202
	State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects,
2,510	Series B, Rev., 5.000%, 10/01/23	2,925
2,000	Series B, Rev., 5.000%, 10/01/24	2,322
3,295	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/19	3,742
2,000	State of Ohio, Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,303

		39,255

	Prerefunded — 0.2%
7,235	City of Columbus, Various Purpose, Series A, GO, 5.000%, 12/15/16 (p)	8,083
760	County of Lake, Painesville City Local School District, School Improvement, Series C, GO, NATL-RE, 5.000%, 12/01/15 (p)	814

		8,897

	Total Ohio	48,706

	Oklahoma — 0.6%
	Education — 0.3%
7,345	Tulsa County Industrial Authority, Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.500%, 09/01/17	8,435

	Housing — 0.0% (g)
325	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	342

	Other Revenue — 0.3%
1,110	Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project, Rev., 5.000%, 09/01/21	1,275
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
4,000	Series A, Rev., 5.000%, 01/01/23	4,729
5,000	Series A, Rev., 5.000%, 01/01/25	5,830

		11,834

	Total Oklahoma	20,611

	Oregon — 0.2%
	Certificate of Participation/Lease — 0.1%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/24	1,904
2,200	Series A, COP, 5.000%, 05/01/25	2,473

		4,377

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,887

	Total Oregon	7,264

	Pennsylvania — 1.4%
	Education — 0.5%
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,461
3,780	Series B, GO, AGM, 4.250%, 06/01/22	4,196
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,889
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,953
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,581
1,065	Rev., AGM, 5.000%, 10/01/25	1,148
1,000	Rev., AGM, 5.000%, 10/01/26	1,071

		19,299

	General Obligation — 0.5%
6,770	Commonwealth of Pennsylvania, GO, 5.000%, 10/15/26	8,045
	County of Allegheny, West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,358
2,000	GO, AGM, 5.000%, 04/01/26	2,277
2,000	GO, AGM, 5.375%, 04/01/27	2,293
500	GO, AGM, 5.500%, 04/01/24	577
1,000	County of York, Red Lion Area School District, GO, AGM, 5.000%, 05/01/24	1,128

		16,678

	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
5,000	Series A, Rev., 5.000%, 09/01/16	5,505
5,000	Series B, Rev., 5.000%, 06/15/18	5,019

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
5,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.938%, 12/01/24	4,601

		15,125

	Other Revenue — 0.0% (g)
625	County of Allegheny, West View Borough Municipal Authority, Water, Rev., 3.000%, 11/15/15	649

	Prerefunded — 0.0% (g)
	County of Blair, Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15 (p)	596
900	GO, AGM, 4.125%, 12/01/15 (p)	952

		1,548

	Total Pennsylvania	53,299

	Puerto Rico — 0.4%
	Prerefunded — 0.4%
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM-CR, 6.000%, 08/01/26 (p)	13,321

	Rhode Island — 0.1%
	General Obligation — 0.0% (g)
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/25	1,185

	Other Revenue — 0.1%
	Rhode Island Clean Water Finance Agency Water Pollution Control, Revolving Fund, Pooled Loan,
1,195	Series A, Rev., 4.000%, 10/01/22	1,357
1,750	Series A, Rev., 5.000%, 10/01/23	2,133

		3,490

	Total Rhode Island	4,675

	South Carolina — 1.5%
	Education — 0.1%
4,000	Scago Educational Facilities Corp., Pickens School District Project, Rev., AGM, 5.000%, 12/01/21	4,407

	General Obligation — 0.6%
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,853
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,330
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,785

		23,968

	Other Revenue — 0.1%
	Berkeley County School District, Special Obligation,
1,000	Rev., 5.000%, 12/01/22	1,167
1,505	Rev., 5.000%, 12/01/23	1,759
775	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	839

		3,765

	Prerefunded — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District, South Carolina Project,
5,500	Rev., 5.000%, 12/01/14 (p)	5,634
4,610	City of Charleston, Waterworks & Sewer System, Capital Improvement, Series A, Rev., 5.000%, 01/01/16 (p)	4,956
2,395	County of Charleston, Transition Sales Tax, GO, 5.000%, 11/01/15 (p)	2,558

		13,148

	Utility — 0.3%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	10,156

	Total South Carolina	55,444

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
352	Heartland Consumers Power District, Electric System, Rev., AGM, 6.375%, 01/01/16 (p)	373

	Tennessee — 0.6%
	General Obligation — 0.5%
	City of Memphis, General Improvement,
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15 (p)	4,404
4,000	Series D, GO, 5.000%, 07/01/23	4,691
7,330	County of Montgomery, GO, 5.000%, 04/01/22	8,944

		18,039

	Utility — 0.1%
1,450	City of Lawrenceburg, Electric System, Rev., NATL-RE, 6.625%, 07/01/18	1,582

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — continued
1,000	Tennessee Energy Acquisition Corp., Gas Project, Series C, Rev., 5.000%, 02/01/17	1,086

		2,668

	Total Tennessee	20,707

	Texas — 7.6%
	Education — 0.8%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,755
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,766
2,015	Texas A&M University, Permanent University Fund, Series A, Rev., 5.250%, 07/01/28	2,536
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,077
2,000	Series A, Rev., 5.250%, 08/15/20	2,334

		27,468

	General Obligation — 2.7%
2,795	City of Beaumont, GO, 5.000%, 03/01/24	3,174
	City of Denton,
1,535	Series A, GO, 5.000%, 02/15/18	1,763
3,245	Series A, GO, 5.000%, 02/15/19	3,798
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,335
2,765	City of Lubbock, GO, 5.000%, 02/15/26	3,318
4,290	Counties of Collin & Denton, City of Frisco, Improvement, GO, 5.000%, 02/15/23	5,016
5,140	Counties of Harris & Fort Bend, Houston Community College System, Limited Tax, GO, 5.000%, 02/15/25	5,960
8,120	Counties of Travis, Williamson & Hays, City of Austin, Public Improvement, GO, 5.000%, 09/01/22	9,978
	Counties of Williamson & Travis, City of Cedar Park,
1,055	GO, AGM, 4.250%, 02/15/21	1,144
755	GO, AGM, 4.375%, 02/15/22	818
1,175	GO, AGM, 4.500%, 02/15/24	1,275
1,055	GO, AGM, 4.700%, 02/15/26	1,153
2,000	County of Collin, Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,066
2,250	County of Collin, Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,674
	County of El Paso,
3,815	GO, 5.000%, 02/15/25	4,214
2,950	GO, 5.000%, 02/15/26	3,250
1,975	GO, NATL-RE, 5.000%, 08/15/25	2,085
2,000	County of Fort Bend, GO, 5.000%, 03/01/23	2,266
	County of Harris, Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,101
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,389
5,000	County of Harris, Permanent Improvement, Series B, GO, 5.500%, 10/01/17	5,792
5,000	County of Harris, Road, Series A, GO, 5.000%, 10/01/22	5,973
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,579
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/19	1,182
3,000	GO, 5.000%, 08/15/20	3,532
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,897
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,794
	State of Texas, Public Finance Authority,
4,000	Series A, GO, 5.000%, 10/01/17	4,573
3,475	Series A, GO, 5.000%, 10/01/18	4,076
2,000	Series A, GO, 5.000%, 10/01/20	2,379

		99,554

	Hospital — 0.2%
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,882
2,690	Series A, Rev., 5.000%, 02/15/18	2,985

		6,867

	Other Revenue — 1.5%
	City of Austin, Water & Wastewater System,
1,295	Rev., 5.000%, 11/15/20	1,551
2,695	Rev., 5.000%, 11/15/21	3,255
	City of Victoria, Utility System,
300	Rev., 5.000%, 12/01/27 (w)	351
305	Rev., 5.000%, 12/01/28 (w)	355

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
360	Rev., 5.000%, 12/01/29 (w)	416
270	Rev., 5.000%, 12/01/30 (w)	311
430	Rev., 5.000%, 12/01/31 (w)	492
540	Rev., 5.000%, 12/01/32 (w)	614
500	Rev., 5.000%, 12/01/34 (w)	564
	Coastal Water Authority, City of Houston Projects,
3,160	Rev., 5.000%, 12/15/22	3,681
5,115	Rev., 5.000%, 12/15/25	5,817
1,765	County of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	2,066
	Dallas-Fort Worth International Airport,
4,000	Series B, Rev., 5.000%, 11/01/35	4,292
7,000	Series E, Rev., AMT, 5.000%, 11/01/30	7,391
5,000	Series F, Rev., 5.000%, 11/01/24	5,974
	Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project,
3,800	Series A, Rev., 5.000%, 05/15/28	4,226
4,490	Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,866
	North Texas Tollway Authority, Special Projects System,
1,000	Series A, Rev., 5.500%, 09/01/36	1,151
3,000	Series A, Rev., 5.500%, 09/01/41	3,425
3,000	Series A, Rev., 6.000%, 09/01/41	3,632
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center,
550	Rev., 5.000%, 09/01/19	630
750	Rev., 5.000%, 09/01/20	860

		55,920

	Prerefunded — 0.7%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,933
2,500	City of Houston, Water and Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,475
	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System,
12,345	Series B, Rev., 7.200%, 12/01/14 (p)	12,781
2,400	Midland County College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15 (p)	2,481

		24,670

	Special Tax — 0.7%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	11,123
14,500	Texas Public Finance Authority, Unemployment Compensation, Series A, Rev., 5.000%, 07/01/17	15,587

		26,710

	Transportation — 0.9%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,400
5,000	Rev., 5.000%, 12/01/21	5,802
6,825	Series A, Rev., 5.000%, 12/01/17	7,828
8,950	Series A, Rev., 5.000%, 12/01/18	10,479
5,000	Series A, Rev., 5.000%, 12/01/21	5,816
1,000	Dallas-Fort Worth International Airport, Series A, Rev., 5.000%, 11/01/22	1,100

		32,425

	Utility — 0.0% (g)
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,245

	Water & Sewer — 0.1%
	City of Houston, Combined Utility System, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,144
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,144
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,616

		4,904

	Total Texas	279,763

	Utah — 0.6%
	General Obligation — 0.2%
	Central Utah Water Conservancy District, Limited Tax,
1,000	Series B, GO, 5.250%, 04/01/22	1,203
3,950	Series C, GO, 5.000%, 04/01/20	4,699

		5,902

	Other Revenue — 0.1%
1,000	Central Utah Water Conservancy District, Water, Series B, Rev., 5.000%, 10/01/20	1,196
1,000	County of Salt Lake, Transportation Tax, Series A, Rev., 5.000%, 08/15/18	1,163
2,000	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/29	2,318

		4,677

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.0% (g)
815	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 07/01/14 (p)	818

	Water & Sewer — 0.3%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,721

	Total Utah	22,118

	Virginia — 1.7%
	Education — 0.2%
4,985	Virginia College Building Authority, Educational Facilities, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	6,088

	General Obligation — 0.5%
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,192
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,854
3,575	County of Chesterfield, Public Improvement, Series A, GO, 5.000%, 01/01/18	4,109

		17,155

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
2,000	Chesterfield County EDA, Pollution Control, Virginia Electric & Power Company Project, Series A, Rev., 5.000%, 05/01/23	2,229

	Other Revenue — 0.4%
4,340	County of Montgomery, Virginia Public School Authority, Special School Financing, Rev., 5.000%, 01/15/20	5,159
3,500	Fairfax County Water Authority, Water, Subseries B, Rev., 5.250%, 04/01/25	4,494
1,955	Hampton Roads Sanitation District, Wastewater, Series A, Rev., 5.000%, 01/01/21	2,358
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program,
5	Rev., 5.000%, 09/01/16 (p)	6
495	Rev., 5.000%, 09/01/16	547
5	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Unrefunded Balance, Rev., 5.000%, 09/01/14	5
1,825	Virginia Public School Authority, School Financing, 1997 Resolution, Series D, Rev., 5.000%, 08/01/22	2,225

		14,794

	Transportation — 0.3%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,495	Series A, Rev., 5.000%, 05/15/18	1,625
1,835	Series A, Rev., 5.000%, 05/15/19	1,994
1,520	Series A, Rev., 5.000%, 05/15/20	1,652
2,015	Series A, Rev., 5.000%, 05/15/21	2,190
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,418
1,260	Series B, Rev., 5.000%, 05/15/19	1,369

		10,248

	Water & Sewer — 0.3%
3,080	County of Fairfax, Sewer, Rev., 5.000%, 07/15/22	3,638
7,390	Virginia Resources Authority, Clean Water State Revolving Fund, Rev., 5.500%, 10/01/22	9,396

		13,034

	Total Virginia	63,548

	Washington — 2.3%
	General Obligation — 1.2%
1,050	City of Seattle, Limited Tax, Improvement & Refunding, GO, 5.000%, 09/01/21	1,278
1,750	County of Snohomish, Edmonds School District No. 15, GO, 5.000%, 12/01/33 (w)	2,016
1,195	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/19	1,415
3,480	State of Washington, Series B & AT-7, GO, 6.400%, 06/01/17	3,793
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,281
5,015	Series C, GO, 5.000%, 02/01/30	5,759
7,010	Series R-2011A, GO, 5.000%, 01/01/22	8,359
7,260	Series R-2011B, GO, 5.000%, 07/01/23	8,665

		42,566

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,804

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.9%
1,500	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/20	1,785
5,000	City of Seattle, Municipal Light & Power Improvement, Series B, Rev., 5.000%, 02/01/24	5,787
21,835	County of Chelan, Public Utility District No. 1, Hydro-Electric System, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	17,612
	County of King, Sewer,
1,825	Series A, Rev., 5.000%, 01/01/22	2,207
1,150	Series A, Rev., 5.000%, 01/01/23	1,399
	Washington Health Care Facilities Authority, Providence Health & Services,
2,000	Series B, Rev., VAR, 4.000%, 10/01/21	2,225
2,500	Series B, Rev., VAR, 5.000%, 10/01/21	2,950

		33,965

	Prerefunded — 0.1%
3,500	County of Snohomish, Marysville School District No. 25, GO, AGM, 5.000%, 06/01/16 (p)	3,829

	Water & Sewer — 0.0% (g)
1,300	County of King, Sewer, Rev., AGM, 5.000%, 01/01/25	1,455

	Total Washington	85,619

	West Virginia — 0.7%
	Education — 0.2%
	West Virginia School Building Authority, Capital Improvement,
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,254
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,248
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	971
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	952

		6,425

	General Obligation — 0.1%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,134
1,000	State of West Virginia, State Road, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,047

		3,181

	Prerefunded — 0.4%
12,400	County of Kanawha Putnam, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	12,238
895	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc., Series A, Rev., 6.500%, 09/01/16 (p)	964
	West Virginia University, University Projects,
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14 (p)	1,016
150	Series C, Rev., NATL-RE, FGIC, 4.750%, 10/01/14 (p)	152

		14,370

	Transportation — 0.0% (g)
500	West Virginia Commissioner of Highways, Surface Transportation Improvements, Series A, Rev., AGM, 5.000%, 09/01/14	506

	Water & Sewer — 0.0% (g)
1,125	West Virginia Water Development Authority, Loan Program II, Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,198
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,513

		2,711

	Total West Virginia	27,193

	Wisconsin — 1.8%
	General Obligation — 1.6%
	State of Wisconsin,
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	25,555
16,050	Series A, GO, 5.000%, 05/01/23	19,045
13,190	Series A, GO, 5.250%, 05/01/25	15,669

		60,269

	Other Revenue — 0.2%
6,250	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement, Series D, Rev., 5.950%, 05/01/19 (i)	6,708

	Total Wisconsin	66,977

	Total Municipal Bonds (Cost $3,297,096)	3,555,380

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.6%
	Investment Company — 3.6%
131,886	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $131,886)	131,886

	Total Investments — 99.9% (Cost $3,428,982)	3,687,266
	Other Assets in Excess of Liabilities — 0.1%	4,486

	NET ASSETS — 100.0%	$3,691,752

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$261,529
Aggregate gross unrealized depreciation	(3,245)

Net unrealized appreciation/depreciation	$258,284

Federal income tax cost of investments	$3,428,982

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,148	$—	$11,148
General Obligation	—	4,363	—	4,363

Other Revenue	—	18,112	—	18,112

Total Alabama	—	33,623	—	33,623

Alaska
Other Revenue	—	24,613	—	24,613
Utility	—	3,458	—	3,458

Total Alaska	—	28,071	—	28,071

Arizona
Certificate of Participation/Lease	—	25,979	—	25,979
General Obligation	—	1,075	—	1,075
Hospital	—	19,928	—	19,928
Other Revenue	—	2,544	—	2,544
Prerefunded	—	10,913	—	10,913
Transportation	—	5,470	—	5,470
Utility	—	2,855	—	2,855
Water & Sewer	—	1,151	—	1,151

Total Arizona	—	69,915	—	69,915

Arkansas
Other Revenue	—	1,189	—	1,189
California
Certificate of Participation/Lease	—	14,030	—	14,030
Education	—	50,547	—	50,547
General Obligation	—	220,273	—	220,273
Hospital	—	5,306	—	5,306
Other Revenue	—	122,912	—	122,912
Prerefunded	—	10,456	—	10,456
Utility	—	13,755	—	13,755
Water & Sewer	—	31,419	—	31,419

Total California	—	468,698	—	468,698

Colorado
Certificate of Participation/Lease	—	5,788	—	5,788
Education	—	3,258	—	3,258
General Obligation	—	41,693	—	41,693
Hospital	—	596	—	596
Other Revenue	—	5,223	—	5,223
Prerefunded	—	104,069	—	104,069

Total Colorado	—	160,627	—	160,627

Connecticut
General Obligation	—	15,183	—	15,183
Housing	—	2,899	—	2,899
Other Revenue	—	8,844	—	8,844

Total Connecticut	—	26,926	—	26,926

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Delaware
General Obligation	$—	$15,611	$—	$15,611
District of Columbia
Other Revenue	—	7,037	—	7,037
Florida
Certificate of Participation/Lease	—	4,111	—	4,111
General Obligation	—	50,973	—	50,973
Housing	—	7,112	—	7,112
Other Revenue	—	17,904	—	17,904
Prerefunded	—	10,216	—	10,216
Special Tax	—	4,125	—	4,125
Transportation	—	4,181	—	4,181
Water & Sewer	—	9,098	—	9,098

Total Florida	—	107,720	—	107,720

Georgia
General Obligation	—	26,966	—	26,966
Other Revenue	—	43,492	—	43,492
Prerefunded	—	5,752	—	5,752
Special Tax	—	7,506	—	7,506
Utility	—	1,701	—	1,701
Water & Sewer	—	37,807	—	37,807

Total Georgia	—	123,224	—	123,224

Hawaii
General Obligation	—	19,389	—	19,389
Transportation	—	16,252	—	16,252

Total Hawaii	—	35,641	—	35,641

Idaho
Hospital	—	14,159	—	14,159
Illinois
Education	—	5,920	—	5,920
General Obligation	—	41,557	—	41,557
Other Revenue	—	5,607	—	5,607
Prerefunded	—	18,331	—	18,331
Transportation	—	32,323	—	32,323

Total Illinois	—	103,738	—	103,738

Indiana
Certificate of Participation/Lease	—	3,305	—	3,305
Education	—	3,659	—	3,659
Other Revenue	—	65,561	—	65,561
Transportation	—	3,315	—	3,315

Total Indiana	—	75,840	—	75,840

Iowa
General Obligation	—	9,062	—	9,062
Housing	—	781	—	781
Other Revenue	—	21,735	—	21,735

Total Iowa	—	31,578	—	31,578

Kansas
General Obligation	—	10,955	—	10,955
Other Revenue	—	44,451	—	44,451
Prerefunded	—	57,646	—	57,646

Total Kansas	—	113,052	—	113,052

Kentucky
Certificate of Participation/Lease	—	4,674	—	4,674
Education	—	2,822	—	2,822
Other Revenue	—	17,188	—	17,188
Prerefunded	—	2,874	—	2,874

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Transportation	$—	$2,096	$—	$2,096
Utility	—	3,202	—	3,202
Water & Sewer	—	7,773	—	7,773

Total Kentucky	—	40,629	—	40,629

Louisiana
Certificate of Participation/Lease	—	3,346	—	3,346
General Obligation	—	2,262	1,534	3,796
Housing	—	1,512	—	1,512
Other Revenue	—	14,645	—	14,645
Prerefunded	—	41,454	—	41,454
Special Tax	—	17,792	—	17,792
Transportation	—	1,472	—	1,472

Total Louisiana	—	82,483	1,534	84,017

Maryland
Education	—	5,643	—	5,643
General Obligation	—	23,260	—	23,260
Other Revenue	—	2,521	—	2,521
Private Placement	—	—	1,813	1,813
Transportation	—	11,194	—	11,194

Total Maryland	—	42,618	1,813	44,431

Massachusetts
Certificate of Participation/Lease	—	19,601	—	19,601
Education	—	9,685	—	9,685
General Obligation	—	35,133	—	35,133
Other Revenue	—	19,729	—	19,729
Prerefunded	—	18,454	—	18,454
Special Tax	—	5,021	—	5,021

Total Massachusetts	—	107,623	—	107,623

Michigan
Education	—	4,558	—	4,558
General Obligation	—	17,755	—	17,755
Other Revenue	—	10,393	—	10,393
Utility	—	1,648	—	1,648
Water & Sewer	—	1,921	8,265	10,186

Total Michigan	—	36,275	8,265	44,540

Minnesota
General Obligation	—	23,974	—	23,974
Prerefunded	—	8,479	—	8,479
Utility	—	1,016	—	1,016

Total Minnesota	—	33,469	—	33,469

Mississippi
Prerefunded	—	42,039	—	42,039
Missouri
General Obligation	—	4,311	—	4,311
Housing	—	1,033	—	1,033
Other Revenue	—	82,751	—	82,751
Transportation	—	17,001	—	17,001
Water & Sewer	—	9,561	—	9,561

Total Missouri	—	114,657	—	114,657

Montana
Transportation	—	3,544	—	3,544
Nebraska
Other Revenue	—	4,135	—	4,135
Utility	—	2,678	—	2,678

Total Nebraska	—	6,813	—	6,813

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Jersey
Certificate of Participation/Lease	$—	$16,360	$—	$16,360
Education	—	5,710	—	5,710
Other Revenue	—	7,751	—	7,751
Prerefunded	—	64,361	—	64,361
Transportation	—	5,957	—	5,957
Water & Sewer	—	5,955	—	5,955

Total New Jersey	—	106,094	—	106,094

New Mexico
Housing	—	4,220	—	4,220
Industrial Development Revenue/Pollution Control Revenue	—	1,265	—	1,265
Other Revenue	—	22,066	—	22,066
Special Tax	—	12,216	—	12,216

Total New Mexico	—	39,767	—	39,767

New York
Certificate of Participation/Lease	—	368	—	368
Education	—	16,119	—	16,119
General Obligation	—	29,137	—	29,137
Other Revenue	—	310,178	—	310,178
Prerefunded	—	10,217	—	10,217
Special Tax	—	222,829	—	222,829
Transportation	—	15,858	—	15,858
Utility	—	6,639	—	6,639

Total New York	—	611,345	—	611,345

North Carolina
General Obligation	—	49,193	—	49,193
Hospital	—	2,448	—	2,448
Other Revenue	—	32,782	—	32,782
Utility	—	5,722	—	5,722

Total North Carolina	—	90,145	—	90,145

Ohio
Housing	—	554	—	554
Other Revenue	—	39,255	—	39,255
Prerefunded	—	8,897	—	8,897

Total Ohio	—	48,706	—	48,706

Oklahoma
Education	—	8,435	—	8,435
Housing	—	342	—	342
Other Revenue	—	11,834	—	11,834

Total Oklahoma	—	20,611	—	20,611

Oregon
Certificate of Participation/Lease	—	4,377	—	4,377
Water & Sewer	—	2,887	—	2,887

Total Oregon	—	7,264	—	7,264

Pennsylvania
Education	—	19,299	—	19,299
General Obligation	—	16,678	—	16,678
Hospital	—	15,125	—	15,125
Other Revenue	—	649	—	649
Prerefunded	—	1,548	—	1,548

Total Pennsylvania	—	53,299	—	53,299

Puerto Rico
Prerefunded	—	13,321	—	13,321
Rhode Island
General Obligation	—	1,185	—	1,185
Other Revenue	—	3,490	—	3,490

Total Rhode Island	—	4,675	—	4,675

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Carolina
Education	$—	$4,407	$—	$4,407
General Obligation	—	23,968	—	23,968
Other Revenue	—	3,765	—	3,765
Prerefunded	—	13,148	—	13,148
Utility	—	10,156	—	10,156

Total South Carolina	—	55,444	—	55,444

South Dakota
Prerefunded	—	373	—	373
Tennessee
General Obligation	—	18,039	—	18,039
Utility	—	2,668	—	2,668

Total Tennessee	—	20,707	—	20,707

Texas
Education	—	27,468	—	27,468
General Obligation	—	99,554	—	99,554
Hospital	—	6,867	—	6,867
Other Revenue	—	55,920	—	55,920
Prerefunded	—	24,670	—	24,670
Special Tax	—	26,710	—	26,710
Transportation	—	32,425	—	32,425
Utility	—	1,245	—	1,245
Water & Sewer	—	4,904	—	4,904

Total Texas	—	279,763	—	279,763

Utah
General Obligation	—	5,902	—	5,902
Other Revenue	—	4,677	—	4,677
Prerefunded	—	818	—	818
Water & Sewer	—	10,721	—	10,721

Total Utah	—	22,118	—	22,118

Virginia
Education	—	6,088	—	6,088
General Obligation	—	17,155	—	17,155
Industrial Development Revenue/Pollution Control Revenue	—	2,229	—	2,229
Other Revenue	—	14,794	—	14,794
Transportation	—	10,248	—	10,248
Water & Sewer	—	13,034	—	13,034

Total Virginia	—	63,548	—	63,548

Washington
General Obligation	—	42,566	—	42,566
Hospital	—	3,804	—	3,804
Other Revenue	—	33,965	—	33,965
Prerefunded	—	3,829	—	3,829
Water & Sewer	—	1,455	—	1,455

Total Washington	—	85,619	—	85,619

West Virginia
Education	—	6,425	—	6,425
General Obligation	—	3,181	—	3,181
Prerefunded	—	14,370	—	14,370
Transportation	—	506	—	506
Water & Sewer	—	2,711	—	2,711

Total West Virginia	—	27,193	—	27,193

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wisconsin
General Obligation	$—	$60,269	$—	$60,269
Other Revenue	—	—	6,708	6,708

Total Wisconsin	—	60,269	6,708	66,977

Total Municipal Bonds	—	3,537,060	18,320	3,555,380

Short-Term Investment
Investment Company	131,886	—	—	131,886

Total Investments in Securities	$131,886	$3,537,060	$18,320	$3,687,266

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $18,320,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the year ended May 31, 2014.

	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Louisiana - General Obligation	$1,524	$—	$(10)	$20	$—	$—	$—	$—	$1,534
Maryland - Private Placement	1,832	—	(16)	(3)	—	—	—	—	1,813
Michigan - Water & Sewer	—	—	141	—	—	—	8,124	—	8,265
Wisconsin - Other Revenue	6,745	—	(37)	—	—	—	—	—	6,708
Wisconsin - Private Placement	1,256	—	(6)	—	—	(1,250)	—	—	—

Total	$11,357	$—	$72	$17	$—	$(1,250)	$8,124	$—	$18,320

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $557,000.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 77.7%
Asset-Backed Securities — 21.7%
		Ally Auto Receivables Trust,
12,623		Series 2012-5, Class A3, 0.620%, 03/15/17	12,645
13,995		Series 2013-1, Class A3, 0.630%, 05/15/17	14,018
11,000		Series 2014-SN1, Class A2A, 0.520%, 10/20/16	10,998
		AmeriCredit Automobile Receivables Trust,
1,382		Series 2012-4, Class A2, 0.490%, 04/08/16	1,382
1,971		Series 2012-5, Class A2, 0.510%, 01/08/16	1,972
1,511		Series 2013-1, Class A2, 0.490%, 06/08/16	1,511
7,629		Series 2013-2, Class A2, 0.530%, 11/08/16	7,631
14,383		Series 2013-5, Class A2A, 0.650%, 03/08/17	14,390
8,300		Series 2014-1, Class A2, 0.570%, 07/10/17	8,303
6,110		BA Credit Card Trust, Series 2014-A2, Class A, VAR, 0.421%, 09/16/19	6,114
		Barclays Dryrock Issuance Trust,
37,100		Series 2012-2, Class A, 0.640%, 08/15/18	37,115
4,800		Series 2014-2, Class A, VAR, 0.491%, 03/16/20	4,800
		BMW Vehicle Lease Trust,
432		Series 2012-1, Class A3, 0.750%, 02/20/15	432
779		Series 2013-1, Class A2, 0.400%, 01/20/15	779
7,100		California Republic Auto Receivables Trust, Series 2014-1, Class A2, 0.620%, 01/17/17	7,101
		Capital Auto Receivables Asset Trust,
30,364		Series 2013-1, Class A2, 0.620%, 07/20/16	30,380
7,700		Series 2014-1, Class A1A, 0.680%, 05/20/16	7,716
12,500		Series 2014-2, Class A2, 0.910%, 04/20/17	12,507
		CarMax Auto Owner Trust,
2,294		Series 2013-1, Class A2, 0.420%, 03/15/16	2,295
8,652		Series 2013-2, Class A2, 0.420%, 06/15/16	8,653
11,870		Series 2013-3, Class A2, 0.590%, 08/15/16	11,885
9,500		Series 2013-4, Class A2, 0.520%, 11/15/16	9,507
8,100		Series 2014-1, Class A2, 0.470%, 02/15/17	8,104
14,000		Series 2014-2, Class A2, 0.460%, 04/17/17	13,996
6,753		Chrysler Capital Auto Receivables Trust, Series 2013-AA, Class A2, 0.610%, 11/15/16 (e)	6,759
3,300		CIT Equipment Collateral, Series 2013-VT1, Class A3, 1.130%, 07/20/20 (e)	3,325
		CNH Equipment Trust,
5,157		Series 2012-C, Class A3, 0.570%, 12/15/17	5,162
1,784		Series 2013-A, Class A2, 0.440%, 07/15/16	1,784
2,980		Series 2013-B, Class A2, 0.440%, 10/17/16	2,980
14,600		Series 2013-D, Class A2, 0.490%, 03/15/17	14,604
18,300		Series 2014-A, Class A2, 0.490%, 06/15/17	18,309
2,400		Discover Card Master Trust, Series 2012-A3, Class A, 0.860%, 11/15/17	2,412
11,290		Fifth Third Auto Trust, Series 2013-1, Class A2, 0.590%, 03/15/16	11,301
10,400		First National Master Note Trust, Series 2013-2, Class A, VAR, 0.681%, 10/15/19	10,400
		Ford Credit Auto Lease Trust,
—	(h)	Series 2013-A, Class A2, 0.460%, 05/15/15	—	(h)
9,400		Series 2013-B, Class A2A, 0.590%, 01/15/16	9,408
13,800		Series 2013-B, Class A3, 0.760%, 09/15/16	13,833
19,000		Series 2014-A, Class A2A, 0.500%, 10/15/16	19,004
		Ford Credit Auto Owner Trust,
—	(h)	Series 2013-A, Class A2, 0.380%, 11/15/15	—	(h)
—	(h)	Series 2013-B, Class A2, 0.380%, 02/15/16	—	(h)
10,000		Series 2013-B, Class A3, 0.570%, 10/15/17	10,013
—	(h)	Series 2013-C, Class A2, 0.550%, 04/15/16	—	(h)

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
17,940		Series 2014-A, Class A2, 0.480%, 11/15/16	17,943
3,440		Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200%, 02/15/17 (e)	3,532
11,570		GE Capital Credit Card Master Note Trust, Series 2012-1, Class A, 1.030%, 01/15/18	11,607
3,300		Golden Credit Card Trust, (Canada), Series 2014-1A, Class A, VAR, 0.474%, 03/15/19 (e)	3,300
		Harley-Davidson Motorcycle Trust,
4,276		Series 2013-1, Class A2, 0.450%, 08/15/16	4,277
11,000		Series 2013-1, Class A3, 0.650%, 07/16/18	11,023
		Honda Auto Receivables Owner Trust,
148		Series 2013-2, Class A2, 0.370%, 10/16/15	148
3,935		Series 2013-3, Class A2, 0.540%, 01/15/16	3,938
18,650		Series 2013-4, Class A2, 0.450%, 04/18/16	18,665
20,150		Series 2014-1, Class A2, 0.410%, 09/21/16	20,148
19,100		Series 2014-2, Class A2, 0.390%, 09/19/16	19,070
		Huntington Auto Trust,
1,245		Series 2011-1A, Class A3, 1.010%, 01/15/16 (e)	1,246
—	(h)	Series 2012-2, Class A2, 0.380%, 09/15/15	—	(h)
		Hyundai Auto Lease Securitization Trust,
9,900		Series 2013-A, Class A2, 0.510%, 09/15/15 (e)	9,902
8,852		Series 2013-A, Class A4, 0.770%, 10/17/16 (e)	8,878
7,503		Series 2013-B, Class A2, 0.750%, 03/15/16 (e)	7,517
11,500		Series 2014-A, Class A2, 0.520%, 07/15/16 (e)	11,503
		Hyundai Auto Receivables Trust,
—	(h)	Series 2013-A, Class A2, 0.400%, 12/15/15	—	(h)
—	(h)	Series 2013-B, Class A2, 0.530%, 03/15/16	—	(h)
10,150		Series 2014-A, Class A2, 0.460%, 01/16/17	10,153
29,300		Series 2014-B, Class A2, 0.440%, 02/15/17	29,292
		John Deere Owner Trust,
5,264		Series 2013-B, Class A2, 0.550%, 01/15/16	5,267
9,800		Series 2014-A, Class A2, 0.450%, 09/15/16	9,801
		Mercedes-Benz Auto Lease Trust,
—	(h)	Series 2013-A, Class A2, 0.490%, 06/15/15	—	(h)
10,400		Series 2013-B, Class A2, 0.530%, 09/15/15	10,409
6,495		Series 2013-B, Class A3, 0.620%, 07/15/16	6,504
12,550		Series 2014-A, Class A, 0.480%, 06/15/16	12,552
—	(h)	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A2, 0.500%, 03/15/16	—	(h)
		Nissan Auto Lease Trust,
1,669		Series 2012-B, Class A2A, 0.450%, 06/15/15	1,669
10,350		Series 2013-B, Class A2A, 0.570%, 01/15/16	10,358
		Nissan Auto Receivables Owner Trust,
9,130		Series 2013-B, Class A2, 0.520%, 04/15/16	9,137
10,950		Series 2013-C, Class A2, 0.400%, 06/15/16	10,956
11,800		Series 2014-A, Class A2, 0.420%, 11/15/16	11,798
13,500		Porsche Financial Auto Securitization Trust, Series 2014-1, Class A2, 0.380%, 09/23/16 (e)	13,500
14,120		Porsche Innovative Lease Owner Trust, Series 2013-1, Class A2, 0.540%, 01/22/16 (e)	14,128
		Santander Drive Auto Receivables Trust,
3,180		Series 2012-6, Class A3, 0.620%, 07/15/16	3,181
23		Series 2013-1, Class A2, 0.480%, 02/16/16	23
842		Series 2013-4, Class A2, 0.890%, 09/15/16	843
4,880		Series 2014-1, Class A2A, 0.660%, 06/15/17	4,883
5,900		Series 2014-1, Class A2B, VAR, 0.521%, 06/15/17	5,903

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
Asset-Backed Securities — continued
16,100		Series 2014-2, Class A2A, 0.540%, 07/17/17	16,096
10,500		Volkswagen Auto Lease Trust, Series 2014-A, Class A2A, 0.520%, 10/20/16	10,501
		Volkswagen Auto Loan Enhanced Trust,
3,330		Series 2012-2, Class A4, 0.660%, 03/20/19	3,324
19,600		Series 2013-2, Class A2, 0.420%, 07/20/16	19,605
28,870		Series 2014-1, Class A2, 0.420%, 03/20/17	28,862
		Volvo Financial Equipment LLC,
10,080		Series 2013-1A, Class A2, 0.530%, 11/16/15 (e)	10,083
5,900		Series 2014-1A, Class A2, 0.540%, 11/15/16 (e)	5,904
		World Omni Auto Receivables Trust,
—	(h)	Series 2012-B, Class A2, 0.430%, 11/16/15	—	(h)
8,494		Series 2013-B, Class A2, 0.480%, 11/15/16	8,502

		Total Asset-Backed Securities (Cost $789,318)	789,459

Certificates of Deposit — 3.9%
16,700		Bank of Montreal, (Canada), VAR, 0.375%, 08/20/15	16,698
		Bank of Nova Scotia, (Canada),
33,400		VAR, 0.373%, 09/28/15	33,404
12,900		VAR, 0.514%, 12/31/15	12,921
5,000		VAR, 0.676%, 09/11/15	5,018
		Canadian Imperial Bank of Commerce, (Canada),
33,650		VAR, 0.324%, 11/13/15	33,640
3,000		VAR, 0.325%, 11/16/15	2,999
3,300		Credit Suisse, VAR, 0.547%, 08/24/15	3,298
14,550		Deutsche Bank AG, (Germany), VAR, 0.546%, 07/23/15	14,553
15,000		Nordea Bank Finland plc, (Finland), VAR, 0.334%, 11/09/15	14,995
2,000		Royal Bank of Canada, (Canada), VAR, 0.584%, 06/21/16	2,004

		Total Certificates of Deposit (Cost $139,509)	139,530

Corporate Bonds — 52.1%
		Consumer Discretionary — 2.7%
		Automobiles — 0.8%
		Daimler Finance North America LLC,
2,200		1.250%, 01/11/16 (e)	2,223
4,045		1.300%, 07/31/15 (e)	4,084
5,623		1.650%, 04/10/15 (e)	5,684
17,000		Volkswagen Group of America Finance LLC, VAR, 0.447%, 05/23/16 (e)	17,010

			29,001

		Media — 1.5%
13,949		Cox Communications, Inc., 5.450%, 12/15/14	14,312
13,521		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.550%, 03/15/15	13,840
7,700		NBCUniversal Media LLC, 3.650%, 04/30/15	7,936
9,000		Thomson Reuters Corp., (Canada), 0.875%, 05/23/16	9,010
9,317		Viacom, Inc., 1.250%, 02/27/15	9,368

			54,466

		Multiline Retail — 0.4%
15,499		Macy’s Retail Holdings, Inc., 5.750%, 07/15/14	15,592

		Total Consumer Discretionary	99,059

		Consumer Staples — 3.0%
		Beverages — 1.5%
		Anheuser-Busch InBev Worldwide, Inc.,
5,405		0.800%, 07/15/15	5,426
2,225		3.625%, 04/15/15	2,289
15,300		4.125%, 01/15/15	15,652
3,000		5.375%, 11/15/14	3,067
15,980		Coca-Cola Co. (The), VAR, 0.244%, 09/01/15	15,972
6,490		Foster’s Finance Corp., 4.875%, 10/01/14 (e)	6,585
3,610		SABMiller Holdings, Inc., 1.850%, 01/15/15 (e)	3,642

			52,633

		Food & Staples Retailing — 1.0%
10,300		CVS Caremark Corp., 3.250%, 05/18/15	10,575
9,837		Kroger Co. (The), 4.950%, 01/15/15	10,114
1,150		Tesco plc, (United Kingdom), 2.000%, 12/05/14 (e)	1,159
13,991		Walgreen Co., 1.000%, 03/13/15	14,053

			35,901

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Food Products — 0.4%
	General Mills, Inc.,
7,400	VAR, 0.428%, 01/28/16	7,405
485	VAR, 0.527%, 01/29/16	486
8,000	Kellogg Co., 1.125%, 05/15/15	8,055

		15,946

	Household Products — 0.1%
5,000	Kimberly-Clark Corp., VAR, 0.276%, 05/19/16	4,998

	Total Consumer Staples	109,478

	Energy — 4.1%
	Energy Equipment & Services — 0.5%
16,887	Cameron International Corp., 1.600%, 04/30/15	17,058
2,450	Noble Holding International Ltd., (Cayman Islands), 3.050%, 03/01/16	2,532

		19,590

	Oil, Gas & Consumable Fuels — 3.6%
	BP Capital Markets plc, (United Kingdom),
2,405	3.125%, 10/01/15	2,491
18,500	VAR, 0.553%, 11/06/15	18,556
	Canadian Natural Resources Ltd., (Canada),
14,305	1.450%, 11/14/14	14,366
2,920	4.900%, 12/01/14	2,984
16,000	Devon Energy Corp., VAR, 0.683%, 12/15/15	16,061
	Enterprise Products Operating LLC,
3,145	1.250%, 08/13/15	3,171
10,864	Series G, 5.600%, 10/15/14	11,069
9,151	PC Financial Partnership, 5.000%, 11/15/14	9,331
18,800	Phillips 66, 1.950%, 03/05/15	19,021
10,700	Spectra Energy Capital LLC, 5.668%, 08/15/14	10,810
	TransCanada PipeLines Ltd., (Canada),
7,828	0.875%, 03/02/15	7,857
12,125	4.875%, 01/15/15	12,459
2,500	VAR, 0.914%, 06/30/16	2,521

		130,697

	Total Energy	150,287

	Financials — 31.8%
	Banks — 14.5%
	Bank of Montreal, (Canada),
10,750	VAR, 0.484%, 09/24/15	10,765
22,199	VAR, 0.706%, 09/11/15	22,287
	Bank of Nova Scotia, (Canada),
6,355	0.750%, 10/09/15	6,382
3,800	2.900%, 03/29/16	3,959
12,334	VAR, 0.746%, 07/15/16	12,405
	Barclays Bank plc, (United Kingdom),
8,650	2.750%, 02/23/15	8,795
3,850	3.900%, 04/07/15	3,962
1,000	BB&T Corp., 3.950%, 04/29/16	1,062
4,161	Branch Banking & Trust Co., VAR, 0.666%, 12/01/16	4,171
	Canadian Imperial Bank of Commerce, (Canada),
4,196	0.900%, 10/01/15	4,224
3,962	2.350%, 12/11/15	4,080
11,645	VAR, 0.748%, 07/18/16	11,714
14,750	Capital One Bank USA N.A., VAR, 0.724%, 02/13/17	14,774
500	Capital One N.A., VAR, 0.684%, 03/22/16	501
6,750	Comerica, Inc., 3.000%, 09/16/15	6,963
9,800	Commonwealth Bank of Australia, (Australia), VAR, 0.427%, 06/03/16 (e)	9,800
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
11,750	3.200%, 03/11/15 (e)	12,008
19,525	VAR, 0.715%, 03/18/16	19,640
8,100	Fifth Third Bancorp, 3.625%, 01/25/16	8,477
	Fifth Third Bank,
4,625	0.906%, 02/26/16	4,643
12,330	VAR, 0.637%, 02/26/16	12,365
1,225	VAR, 0.766%, 11/18/16	1,232
5,965	HSBC Bank plc, (United Kingdom), 3.500%, 06/28/15 (e)	6,165
9,750	KeyBank N.A., VAR, 0.717%, 11/25/16	9,793
4,750	KeyCorp, 3.750%, 08/13/15	4,921
1,138	Lloyds Bank plc, (United Kingdom), 4.375%, 01/12/15 (e)	1,165
	National Australia Bank Ltd., (Australia),
10,540	0.900%, 01/20/16	10,616
1,000	3.750%, 03/02/15 (e)	1,025
14,500	VAR, 1.353%, 08/07/15	14,663
31,147	National Bank of Canada, (Canada), 1.500%, 06/26/15	31,539
3,163	National City Corp., 4.900%, 01/15/15	3,251

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Banks — continued
	Nordea Bank AB, (Sweden),
12,370	2.250%, 03/20/15 (e)	12,558
2,000	3.700%, 11/13/14	2,031
2,000	VAR, 0.684%, 05/13/16 (e)	2,011
	PNC Bank N.A.,
7,650	VAR, 0.538%, 01/28/16	7,657
5,400	VAR, 0.547%, 04/29/16	5,403
	PNC Funding Corp.,
22,252	3.625%, 02/08/15	22,744
1,500	4.250%, 09/21/15	1,571
	Royal Bank of Canada, (Canada),
6,200	0.800%, 10/30/15	6,234
24,820	VAR, 0.453%, 12/16/15	24,866
	Standard Chartered plc, (United Kingdom),
30,613	3.850%, 04/27/15 (e)	31,470
20,419	5.500%, 11/18/14 (e)	20,889
	Sumitomo Mitsui Banking Corp., (Japan),
4,000	1.900%, 07/22/14 (e)	4,009
12,500	1.900%, 01/12/15 (e)	12,590
16,400	Svenska Handelsbanken AB, (Sweden), VAR, 0.684%, 03/21/16	16,480
5,900	Toronto-Dominion Bank (The), (Canada), VAR, 0.695%, 09/09/16	5,932
	U.S. Bancorp,
1,925	2.450%, 07/27/15	1,969
550	3.150%, 03/04/15	562
35,000	U.S. Bank N.A., VAR, 0.293%, 10/01/15	34,992
	Wells Fargo & Co.,
16,050	VAR, 0.428%, 10/28/15	16,066
10,000	VAR, 0.527%, 06/02/17	9,994
9,000	VAR, 0.758%, 07/20/16	9,052
10,195	VAR, 1.155%, 06/26/15	10,287
2,000	Wells Fargo Bank N.A., Series AI, 4.750%, 02/09/15	2,059

		528,773

	Capital Markets — 2.0%
	Bank of New York Mellon Corp. (The),
1,250	0.700%, 03/04/16	1,254
8,075	VAR, 0.456%, 10/23/15	8,091
1,600	VAR, 0.466%, 03/04/16	1,602
	Goldman Sachs Group, Inc. (The),
4,058	3.300%, 05/03/15	4,158
28,476	5.125%, 01/15/15	29,284
2,650	VAR, 0.727%, 01/12/15	2,654
	ING Bank N.V., (Netherlands),
810	2.000%, 09/25/15 (e)	824
3,000	2.375%, 06/09/14 (e)	3,001
1,210	3.000%, 09/01/15 (e)	1,244
19,050	UBS AG, (Switzerland), 3.875%, 01/15/15	19,468

		71,580

	Consumer Finance — 5.5%
7,363	American Express Centurion Bank, VAR, 0.674%, 11/13/15	7,393
	American Express Credit Corp.,
8,680	1.750%, 06/12/15	8,802
9,148	5.125%, 08/25/14	9,249
11,203	VAR, 1.334%, 06/12/15	11,317
	American Honda Finance Corp.,
5,730	1.000%, 08/11/15 (e)	5,771
17,600	2.500%, 09/21/15 (e)	18,062
1,000	3.500%, 03/16/15 (e)	1,025
3,700	VAR, 0.443%, 11/03/14 (e)	3,704
2,560	VAR, 0.602%, 05/26/16 (e)	2,571
2,600	VAR, 0.730%, 10/07/16	2,621
21,000	Capital One Financial Corp., 2.150%, 03/23/15	21,287
20,200	Caterpillar Financial Services Corp., VAR, 0.347%, 11/25/15	20,197
25,936	HSBC USA, Inc., 2.375%, 02/13/15	26,302
	John Deere Capital Corp.,
2,060	VAR, 0.327%, 02/25/16	2,059
15,000	VAR, 0.355%, 12/10/15	15,009
1,650	VAR, 0.518%, 10/11/16	1,656
25,380	Nissan Motor Acceptance Corp., 4.500%, 01/30/15 (e)	26,030
4,000	PACCAR Financial Corp., 1.550%, 09/29/14	4,016
	Volkswagen International Finance N.V., (Netherlands),
6,350	1.625%, 03/22/15 (e)	6,413
5,000	VAR, 0.556%, 11/18/15 (e)	5,013

		198,497

	Diversified Financial Services — 2.9%
	Caisse Centrale Desjardins, (Canada),
1,000	2.650%, 09/16/15 (e)	1,028

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Diversified Financial Services — continued
11,000	VAR, 0.507%, 10/29/15 (e)	11,017
26,000	VAR, 0.634%, 03/27/17 (e)	26,063
1,995	Export-Import Bank of Korea, (South Korea), 5.125%, 03/16/15	2,062
	General Electric Capital Corp.,
5,300	5.000%, 01/08/16	5,673
605	Series A, VAR, 0.420%, 10/06/15	604
17,580	VAR, 0.423%, 05/11/16	17,583
13,036	VAR, 0.430%, 01/08/16	13,041
8,994	VAR, 0.457%, 01/14/16	9,003
5,000	VAR, 0.504%, 05/15/17	4,998
5,145	VAR, 0.830%, 01/08/16	5,180
6,885	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	7,086
2,000	Svensk Exportkredit AB, (Sweden), VAR, 0.280%, 01/05/15	2,001

		105,339

	Insurance — 3.9%
4,360	Aon Corp., 3.500%, 09/30/15	4,522
30,500	Jackson National Life Global Funding, VAR, 0.584%, 09/30/15 (e)	30,593
17,200	MassMutual Global Funding II, VAR, 0.356%, 12/11/15 (e)	17,213
	Metropolitan Life Global Funding I,
1,000	2.500%, 09/29/15 (e)	1,027
8,500	VAR, 0.607%, 04/10/17 (e)	8,510
12,410	VAR, 0.756%, 07/15/16 (e)	12,505
	Pricoa Global Funding I,
12,049	5.450%, 06/11/14 (e)	12,066
3,500	VAR, 0.375%, 05/16/16 (e)	3,509
7,000	VAR, 0.496%, 08/19/15 (e)	7,010
	Principal Life Global Funding II,
1,000	1.000%, 12/11/15 (e)	1,007
10,000	1.125%, 09/18/15 (e)	10,075
1,300	Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,361
	Prudential Financial, Inc.,
11,773	3.875%, 01/14/15	12,029
6,500	4.750%, 09/17/15	6,847
14,000	6.200%, 01/15/15	14,500

		142,774

	Real Estate Investment Trusts (REITs) — 1.9%
	Boston Properties LP,
4,419	5.000%, 06/01/15	4,611
4,200	5.625%, 04/15/15	4,381
	ERP Operating LP,
20,718	5.250%, 09/15/14	20,991
1,400	6.584%, 04/13/15	1,473
	HCP, Inc.,
300	Series E, 6.000%, 06/15/14	300
3,000	6.000%, 03/01/15	3,121
7,475	7.072%, 06/08/15	7,959
	Simon Property Group LP,
18,775	4.200%, 02/01/15	19,066
4,027	5.100%, 06/15/15	4,221
2,000	Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	2,072

		68,195

	Thrifts & Mortgage Finance — 1.1%
40,504	Abbey National Treasury Services plc, (United Kingdom), 3.875%, 11/10/14 (e) (m)	41,102

	Total Financials	1,156,260

	Health Care — 2.4%
	Biotechnology — 0.7%
13,500	Amgen, Inc., 1.875%, 11/15/14	13,590
12,932	Gilead Sciences, Inc., 2.400%, 12/01/14	13,061

		26,651

	Health Care Equipment & Supplies — 0.8%
3,092	Baxter International, Inc., 4.625%, 03/15/15	3,193
15,007	Covidien International Finance S.A., (Luxembourg), 1.350%, 05/29/15	15,135
11,505	Zimmer Holdings, Inc., 1.400%, 11/30/14	11,560

		29,888

	Health Care Providers & Services — 0.4%
12,696	WellPoint, Inc., 5.000%, 12/15/14	13,014

	Pharmaceuticals — 0.5%
8,800	AbbVie, Inc., 1.200%, 11/06/15	8,876
9,470	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands), 3.000%, 06/15/15	9,717

		18,593

	Total Health Care	88,146

	Industrials — 0.9%
	Aerospace & Defense — 0.2%
3,200	BAE Systems Holdings, Inc., 4.950%, 06/01/14 (e)	3,201

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Aerospace & Defense — continued
4,500	Rockwell Collins, Inc., VAR, 0.583%, 12/15/16	4,511

		7,712

	Electrical Equipment — 0.2%
6,655	Eaton Corp., 0.950%, 11/02/15	6,693

	Industrial Conglomerates — 0.1%
1,250	Cooper U.S., Inc., 5.450%, 04/01/15	1,301
2,100	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	2,202

		3,503

	Road & Rail — 0.4%
5,900	Burlington Northern Santa Fe LLC, 4.875%, 01/15/15	6,060
9,810	Ryder System, Inc., 3.150%, 03/02/15	10,005

		16,065

	Total Industrials	33,973

	Information Technology — 1.2%
	Communications Equipment — 1.2%
	Cisco Systems, Inc.,
30,000	VAR, 0.286%, 09/03/15	30,004
11,400	VAR, 0.516%, 03/03/17	11,443

	Total Information Technology	41,447

	Materials — 0.8%
	Chemicals — 0.5%
	Ecolab, Inc.,
2,905	1.000%, 08/09/15	2,920
15,120	2.375%, 12/08/14	15,279

		18,199

	Metals & Mining — 0.3%
9,300	TCI Communications, Inc., 8.750%, 08/01/15	10,199

	Total Materials	28,398

	Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 2.8%
	AT&T, Inc.,
6,468	0.875%, 02/13/15 (m)	6,490
8,110	2.500%, 08/15/15	8,304
5,600	5.100%, 09/15/14	5,675
5,270	VAR, 0.608%, 02/12/16	5,278
19,420	British Telecommunications plc, (United Kingdom), 2.000%, 06/22/15	19,705
17,115	Deutsche Telekom International Finance B.V., (Netherlands), 4.875%, 07/08/14	17,187
2,000	Telefonica Emisiones S.A.U., (Spain), 3.729%, 04/27/15	2,053
5,245	Telefonos de Mexico S.A.B. de C.V., (Mexico), 5.500%, 01/27/15	5,391
	Verizon Communications, Inc.,
11,179	0.700%, 11/02/15	11,203
5,480	1.250%, 11/03/14	5,500
13,105	4.900%, 09/15/15	13,844

		100,630

	Wireless Telecommunication Services — 1.0%
	America Movil S.A.B. de C.V., (Mexico),
5,075	3.625%, 03/30/15	5,185
19,056	5.750%, 01/15/15 (m)	19,628
11,220	Rogers Communications, Inc., (Canada), 7.500%, 03/15/15	11,823

		36,636

	Total Telecommunication Services	137,266

	Utilities — 1.4%
	Electric Utilities — 0.8%
3,900	Arizona Public Service Co., 5.800%, 06/30/14	3,916
1,248	Entergy Louisiana LLC, 1.875%, 12/15/14	1,258
11,387	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	11,473
6,886	Niagara Mohawk Power Corp., 3.553%, 10/01/14 (e)	6,956
425	Progress Energy, Inc., 5.625%, 01/15/16	458
1,500	Public Service Electric & Gas Co., 5.000%, 08/15/14	1,514
1,990	Westar Energy, Inc., 6.000%, 07/01/14	1,999

		27,574

	Gas Utilities — 0.5%
16,650	Korea Gas Corp., (South Korea), 6.000%, 07/15/14 (e)	16,748

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — continued
	Independent Power & Renewable Electricity Producers — 0.1%
4,075	Southern Power Co., Series D, 4.875%, 07/15/15	4,261

	Total Utilities	48,583

	Total Corporate Bonds (Cost $1,890,932)	1,892,897

	Total Long-Term Investments (Cost $2,819,759)	2,821,886

Short-Term Investments — 21.0%
	Certificate of Deposit — 6.9%
	Barclays Bank plc
15,000	0.520%, 02/25/15	15,014
23,000	VAR, 0.532%, 05/01/15	22,994
8,500	BNP Paribas, 0.560%, 12/04/14	8,510
	Chiba Bank Ltd.
10,200	0.310%, 08/25/14	10,201
19,650	0.310%, 08/25/14	19,653
25,000	China Construction Bank Corp., 0.670%, 06/12/14	25,002
	Credit Industriel et Commercial
28,000	0.510%, 01/14/15	28,023
8,000	0.510%, 02/24/15	8,005
5,250	0.520%, 05/01/15	5,250
	Credit Suisse AG
2,800	0.500%, 10/29/14	2,802
1,000	0.500%, 10/31/14	1,001
14,650	Industrial & Commercial Bank of China Ltd., (China), 0.650%, 06/12/14	14,651
25,250	Lloyds Bank plc, 0.460%, 05/14/15	25,250
	Natixis
30,000	0.550%, 01/22/15	30,030
14,000	VAR, 0.570%, 05/11/15	13,997
20,000	Sumitomo Mitsui Banking Corp., 0.360%, 02/13/15	20,005

	Total Certificate of Deposit (Cost $250,303)	250,388

	Commercial Paper — 7.3%
8,250	Bank of China Ltd., (Hong Kong), 0.622%, 07/16/14 (n)	8,248
	Daimler Finance North America LLC
5,000	0.604%, 03/04/15 (e) (n)	4,981
20,000	0.604%, 02/26/15 (e) (n)	19,925
	Gemini Securitization Corp. LLC
30,000	0.100%, 06/02/14 (e) (n)	30,000
5,588	0.110%, 06/02/14 (e) (n)	5,588
20,000	Intercontinental Exchange, Inc., 0.250%, 06/03/14 (e) (n)	20,000
14,000	Mondelez International, Inc., 0.472%, 10/14/14 (e) (n)	13,981
31,000	National Australia Funding Delaware, Inc., 0.050%, 06/02/14 (e) (n)	31,000
	Natixis U.S. Finance Co. LLC
32,000	0.090%, 06/02/14 (n)	32,000
1,000	0.351%, 12/03/14 (n)	998
12,500	NBCUniversal Enterprise, Inc., 0.240%, 06/06/14 (e) (n)	12,500
11,000	Noble Corp., (Cayman Islands), 0.400%, 07/28/14 (e) (n)	10,995
	Reckitt Benckiser Treasury Services plc, (United Kingdom)
19,800	0.321%, 04/21/15 (e) (n)	19,756
14,600	0.321%, 04/23/15 (e) (n)	14,568
6,350	0.331%, 03/03/15 (e) (n)	6,339
	Sempra Global
4,000	0.431%, 10/14/14 (e) (n)	3,996
16,000	0.705%, 03/04/15 (e) (n)	15,944
14,000	Vodafone Group plc, (United Kingdom), 0.654%, 06/25/14 (e) (n)	13,997

	Total Commercial Paper (Cost $264,720)	264,816

	Repurchase Agreements — 6.8%
60,000	Citigroup Global Markets Holdings, Inc., 0.930%, dated 05/31/14, due 09/08/14, repurchase price $60,155, collateralized by Corporate Notes and Bonds, 0.000% — 10.756%, due 07/21/20 — 07/30/52, with the value of $64,296. (i)	60,000
36,000	Credit Suisse Securities (USA) LLC, 0.600%, dated 05/31/14, due 07/21/14, repurchase price $36,031, collateralized by Corporate Notes and Bonds, 0.470% — 6.117%, due 11/08/29 — 08/14/49, with the value of $38,881. (i)	36,000

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Repurchase Agreements — continued
45,000	Deutsche Bank Securities, Inc., 0.680%, dated 05/31/14, due 10/21/14, repurchase price $45,122, collateralized by Corporate Notes and Bonds, 0.432% - 11.250%, due 08/31/14 - 11/25/46, with the value of $47,144. (i)	45,000
50,000	Merrill Lynch PFS, Inc., 0.730%, dated 05/31/14, due 11/21/14, repurchase price $50,176, collateralized by Corporate Notes and Bonds, 0.000% - 12.000%, due 11/01/14 - 04/25/52, with the value of $52,343. (i)	50,000
55,000	Morgan Stanley Co. LLC, 0.830%, dated 05/31/14, due 12/10/14, repurchase price $55,245, collateralized by Corporate Notes and Bonds, 0.000% - 12.500%, due 03/15/15 - 08/07/52 and Municipal Debt Securities, 5.000% - 5.250%, due 07/01/22 - 10/01/30, with the value of $56,976. (i)	55,000

	Total Repurchase Agreements (Cost $246,000)	246,000

	U.S. Treasury Obligation — 0.0% (g)
110	U.S. Treasury Bill, 0.026%, 10/02/14 (k) (n) (Cost $110)	110

SHARES
	Investment Company — 0.0% (g)
1,737	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,737)	1,737

	Total Short-Term Investments (Cost $762,870)	763,051

	Total Investments — 98.7% (Cost $3,582,629)	3,584,937
	Other Assets in Excess of Liabilities — 1.3%	48,160

	NET ASSETS — 100.0%	$3,633,097

Percentages indicated are based on net assets.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(239)	2 Year U.S. Treasury Note	09/30/14	$(52,524)	$(27)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,681
Aggregate gross unrealized depreciation	(373)

Net unrealized appreciation/depreciation	$2,308

Federal income tax cost of investments	$3,582,629

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,737	$3,583,200	$—	$3,584,937
Depreciation in Other Financial Instruments
Futures Contracts	$(27)	$—	$—	$(27)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for major categories of the portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 12.4%
—	(h)	ABFC Trust, Series 2004-OPT3, Class M1, VAR, 0.900%, 09/25/33	—	(h)
2,374		ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1, VAR, 1.050%, 09/25/33	2,217
		Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,693		Series 2003-12, Class M1, VAR, 1.275%, 01/25/34	1,573
803		Series 2003-13, Class M1, VAR, 1.170%, 01/25/34	731
9,580		Apidos CLO XIV, (Cayman Islands), Series 2013-14A, Class A, VAR, 1.376%, 04/15/25 (e)	9,426
657		Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M2, VAR, 1.050%, 05/25/34	625
405		Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE7, Class M2, VAR, 1.725%, 10/25/34	377
—	(h)	Bayview Financial Mortgage Pass-Through Trust, Series 2006-A, Class 1A5, SUB, 5.704%, 02/28/41	—	(h)
—	(h)	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD2, Class A1, VAR, 0.530%, 06/25/36	—	(h)
11,975		Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2014-IVA, Class A1A, VAR, 1.715%, 07/20/26 (e)	11,937
4,550		Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	4,550
11,975		Cent CLO 19 Ltd., (Cayman Islands), Series 2013-19A, Class A1A, VAR, 1.557%, 10/29/25 (e)	11,897
2,048		Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, VAR, 1.650%, 06/25/34	1,952
—	(h)	Chase Funding Trust, Series 2003-3, Class 1A5, SUB, 4.660%, 03/25/33	—	(h)
1,325		CHEC Loan Trust, Series 2004-1, Class A3, VAR, 0.650%, 07/25/34	1,259
		Citigroup Mortgage Loan Trust, Inc.,
—	(h)	Series 2006-WFH2, Class A2A, VAR, 0.300%, 08/25/36	—	(h)
26		Series 2007-WFH2, Class A2, VAR, 0.300%, 03/25/37	25
		Countrywide Asset-Backed Certificates,
507		Series 2002-3, Class M1, VAR, 1.275%, 03/25/32	469
2,592		Series 2002-4, Class M1, VAR, 1.275%, 12/25/32	2,395
1,129		Series 2003-3, Class 3A, VAR, 0.690%, 11/25/33	1,031
239		Series 2004-1, Class M2, VAR, 0.975%, 03/25/34	228
293		Series 2004-2, Class M1, VAR, 0.900%, 05/25/34	279
2,667		Series 2004-3, Class M1, VAR, 0.900%, 06/25/34	2,547
1,001		Series 2004-5, Class M2, VAR, 1.155%, 07/25/34	946
2,200		Series 2004-ECC2, Class M2, VAR, 1.125%, 12/25/34	2,080
4,100		CPS Auto Receivables Trust, Series 2013-C, Class C, 4.300%, 08/15/19 (e)	4,243
561		Equity One Mortgage Pass-Through Trust, Series 2004-2, Class M1, SUB, 5.192%, 07/25/34	553
5,000		Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	5,128
		First Franklin Mortgage Loan Trust,
4,583		Series 2004-FF5, Class A1, VAR, 0.870%, 08/25/34	4,260
740		Series 2005-FF11, Class A2D, VAR, 0.830%, 11/25/35	717
750		Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.676%, 01/15/25 (e)	746
8,560		GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	8,192
1,052		GSAMP Trust, Series 2003-HE1, Class M1, VAR, 1.394%, 06/20/33	1,006
		HLSS Servicer Advance Receivables Backed Notes,
1,860		Series 2013-T6, Class BT6, 1.485%, 09/15/44 (e)	1,860
970		Series 2013-T6, Class CT6, 1.734%, 09/15/44 (e)	970
775		Series 2013-T6, Class DT6, 2.230%, 09/15/44 (e)	775
12,170		ING IM CLO Ltd., (Cayman Islands), Series 2013-3A, Class A1, VAR, 1.686%, 01/18/26 (e)	12,168
9,750		LCM LP, (Cayman Islands), Series 16A, Class A, VAR, 07/15/26 (e)	9,744
11,975		LCM XIII LP, (Cayman Islands), Series 13A, Class A, VAR, 1.528%, 01/19/23 (e)	11,894
4,104		LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	4,104

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,485		Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	4,697
		Morgan Stanley ABS Capital I, Inc. Trust,
4,785		Series 2004-HE1, Class M1, VAR, 1.005%, 01/25/34	4,409
3,588		Series 2004-HE3, Class M1, VAR, 1.005%, 03/25/34	3,335
873		Series 2004-HE7, Class M2, VAR, 1.095%, 08/25/34	828
169		Series 2004-HE7, Class M3, VAR, 1.170%, 08/25/34	158
1,641		Series 2004-HE8, Class M2, VAR, 1.170%, 09/25/34	1,565
204		Series 2004-NC7, Class M3, VAR, 1.125%, 07/25/34	205
1,278		Series 2004-OP1, Class M2, VAR, 1.065%, 11/25/34	1,227
559		Series 2005-NC1, Class M3, VAR, 0.915%, 01/25/35	448
		New Century Home Equity Loan Trust,
119		Series 2004-2, Class M2, VAR, 1.080%, 08/25/34	111
1,469		Series 2004-4, Class M2, VAR, 0.945%, 02/25/35	1,352
5,928		OneMain Financial Issuance Trust, Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	5,935
58		Option Mortgage Loan Trust, Series 2004-3, Class M3, VAR, 1.125%, 11/25/34	54
—	(h)	Option One Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.005%, 11/25/34	—	(h)
8,000		Progreso Receivables Funding I LLC, Series 2013-A, Class A, 4.000%, 07/09/18 (e)	8,030
		RAMP Trust,
2,621		Series 2005-EFC4, Class M1, VAR, 0.560%, 09/25/35	2,612
3,826		Series 2005-RS4, Class M1, VAR, 0.580%, 04/25/35	3,773
2,721		RBSHD Trust, Series 2013-1A, Class A, SUB, 4.685%, 10/25/47 (e) (i)	2,756
		Renaissance Home Equity Loan Trust,
854		Series 2003-3, Class M1, VAR, 0.880%, 12/25/33	813
3,506		Series 2005-2, Class AV3, VAR, 0.520%, 08/25/35	3,153
849		Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	831
349		Saxon Asset Securities Trust, Series 2006-2, Class A3C, VAR, 0.300%, 09/25/36	331
9,580		Sound Point CLO IV Ltd., (Cayman Islands), Series 2013-3A, Class A, VAR, 1.598%, 01/21/26 (e)	9,496
7,464		SpringCastle America Funding LLC, Series 2013-1A, Class B, 4.000%, 12/03/24 (e)	7,464
		Structured Asset Investment Loan Trust,
2,932		Series 2004-1, Class M1, VAR, 1.125%, 02/25/34	2,785
6,852		Series 2004-6, Class A3, VAR, 0.950%, 07/25/34	6,454
3,437		Series 2004-7, Class M1, VAR, 1.200%, 08/25/34	3,234
585		Series 2004-8, Class M2, VAR, 1.080%, 09/25/34	509
		Structured Asset Securities Corp. Mortgage Loan Trust,
—	(h)	Series 2005-2XS, Class 1A5A, SUB, 4.720%, 02/25/35	—	(h)
344		Series 2005-WF2, Class M2, VAR, 0.780%, 05/25/35	280
7,664		Symphony CLO Ltd., (Cayman Islands), Series 2014-14A, Class A2, VAR, 1.480%, 07/14/26 (e)	7,664
9,580		Venture CDO Ltd., (Cayman Islands), Series 2014-17A, Class A, VAR, 1.705%, 07/15/26 (e)	9,543
		Vericrest Opportunity Loan Transferee LLC,
6,111		Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)	6,104
3,871		Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	3,771
5,400		Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	5,378
4,891		Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	4,871
3,600		VOLT NPL IX LLC, Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	3,593
1,932		VOLT NPL X LLC, Series 2013-NPL4, Class A1, SUB, 3.088%, 11/25/53 (e)	1,947
		VOLT XIX LLC,
3,258		Series 2013-NPL5, Class A1, SUB, 3.625%, 04/25/55 (e)	3,278
5,998		Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	5,998
6,113		VOLT XX LLC, Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	6,116
2,000		Wells Fargo Home Equity Asset-Backed Securities, Series 2005-3, Class M2, VAR, 0.580%, 11/25/35	1,913

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
4,000	Wind River CLO Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 1.731%, 04/18/26 (e)	3,994

	Total Asset-Backed Securities (Cost $258,742)	263,919

Collateralized Mortgage Obligations — 6.9%
	Agency CMO — 2.4%
	Federal Home Loan Mortgage Corp. REMIC,
1,195	Series 2936, Class AS, IF, IO, 5.949%, 02/15/35	187
2,306	Series 3203, Class SH, IF, IO, 6.989%, 08/15/36	435
13,762	Series 3716, Class PI, IO, 4.500%, 04/15/38	2,135
13,270	Series 4018, Class HI, IO, 4.500%, 03/15/41	2,674
3,544	Series 4056, Class BI, IO, 3.000%, 05/15/27	417
3,997	Series 4073, Class IQ, IO, 4.000%, 07/15/42	923
14,853	Series 4091, Class CI, IO, 3.500%, 06/15/27	1,911
8,088	Series 4097, Class CI, IO, 3.000%, 08/15/27	963
36,291	Series 4119, Class LI, IO, 3.500%, 06/15/39	6,326
2,576	Series 4136, Class IN, IO, 3.000%, 11/15/27	312
5,632	Series 4146, Class AI, IO, 3.000%, 12/15/27	681
5,594	Series 4314, Class HI, IO, 3.500%, 03/15/29	794
	Federal National Mortgage Association REMIC,
2,382	Series 2003-130, Class NS, IF, IO, 6.850%, 01/25/34	437
1,675	Series 2005-67, Class SI, IF, IO, 6.550%, 08/25/35	279
456	Series 2005-69, Class AS, IF, IO, 6.550%, 08/25/35	76
1,753	Series 2006-24, Class QS, IF, IO, 7.050%, 04/25/36	345
1,413	Series 2010-68, Class SJ, IF, IO, 6.400%, 07/25/40	248
9,207	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	1,194
3,062	Series 2011-68, Class AI, IO, 4.500%, 12/25/20	230
5,172	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	720
18,082	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	2,354
9,285	Series 2012-107, Class GI, IO, 3.500%, 09/25/27	1,237
12,488	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	1,757
6,143	Series 2012-109, Class WI, IO, 2.500%, 10/25/27	637
18,844	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	3,413
17,305	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	2,043
5,302	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	615
11,943	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	1,407
8,456	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	1,460
7,761	Series 2012-149, Class MI, IO, 3.000%, 01/25/28	930
8,997	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	1,092
16,350	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	2,796
18,630	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	2,310
4,706	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	548
5,798	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	856
6,835	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	813
4,810	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	594
11,528	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	1,328
24,962	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	3,240

		50,717

	Non-Agency CMO — 4.5%
	Alternative Loan Trust,
483	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	498
718	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	708
1,317	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	1,294

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
			Non-Agency CMO — continued
	55		Series 2006-J3, Class 4A1, 5.750%, 05/25/26	49
	146		Series 2007-25, Class 2A1, 6.000%, 11/25/22	144
	3,295		American Home Mortgage Assets Trust, Series 2006-6, Class A1A, VAR, 0.340%, 12/25/46	2,349
GBP	1,100		Auburn Securities 4 plc, (United Kingdom), Class B, Reg. S, VAR, 1.187%, 10/01/41 (m)	1,698
			Banc of America Alternative Loan Trust,
	8,307		Series 2003-9, Class 1CB1, 5.500%, 11/25/33	8,657
	1,425		Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,445
	574		Series 2006-2, Class 7A1, 6.000%, 03/25/21	590
	2,104		Banc of America Funding Trust, Series 2006-A, Class 1A1, VAR, 2.638%, 02/20/36	2,117
			Banc of America Mortgage Trust,
	1,067		Series 2004-A, Class 2A2, VAR, 2.680%, 02/25/34	1,070
	965		Series 2005-9, Class 1A6, 5.500%, 10/25/35	964
EUR	4,177		Bankinter 3 Fondo de Titulizacion Hipotecaria, (Spain), Series 3, Class A, Reg. S, VAR, 0.588%, 10/16/38 (m)	5,518
	—	(h)	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	—	(h)
EUR	1,943		Berica 8 Residential Mbs Srl, (Italy), Series 8, Class A, Reg. S, VAR, 0.616%, 03/31/48 (m)	2,540
	45		Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 2A2, 5.500%, 11/25/35	44
	900		Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 3A17, 5.500%, 06/25/35	921
	1,523		CSMC Mortgage-Backed Trust, Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,464
	549		FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	557
			First Horizon Alternative Mortgage Securities Trust,
	778		Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	783
	—	(h)	Series 2005-FA1, Class 2A1, 5.000%, 02/25/20	—	(h)
			First Horizon Mortgage Pass-Through Trust,
	3,158		Series 2005-5, Class 1A6, 5.500%, 10/25/35	3,130
	44		Series 2005-8, Class 2A1, 5.250%, 02/25/21	44
	—	(h)	Series 2006-1, Class 1A2, 6.000%, 05/25/36	—	(h)
			Granite Master Issuer plc, (United Kingdom),
EUR	1,750		Series 2005-2, Class M2, Reg. S, VAR, 0.857%, 12/20/54 (m)	2,317
EUR	2,250		Series 2007-1, Class 3M1, Reg. S, VAR, 0.797%, 12/20/54 (m)	2,977
	1,752		GSR Mortgage Loan Trust, Series 2004-15F, Class 1A2, 5.500%, 12/25/34	1,878
			HarborView Mortgage Loan Trust,
	4,748		Series 2005-11, Class 2A1A, VAR, 0.461%, 08/19/45	4,383
	8,818		Series 2007-6, Class 2A1A, VAR, 0.341%, 08/19/37	7,562
	2,415		IndyMac INDX Mortgage Loan Trust, Series 2005-AR10, Class A1, VAR, 0.410%, 06/25/35	2,174
EUR	1,200		Intesa Sec S.p.A., (Italy), Series 3, Class B, Reg. S, VAR, 0.545%, 10/30/33 (m)	1,516
	1,333		JP Morgan Mortgage Trust, Series 2006-S2, Class 1A19, 6.000%, 07/25/36	1,226
	1,155		Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	1,072
	6,402		MASTR Alternative Loan Trust, Series 2004-12, Class 3A1, 6.000%, 12/25/34	6,768
			Morgan Stanley Mortgage Loan Trust,
	1,229		Series 2004-4, Class 2A, VAR, 6.353%, 09/25/34	1,306
	324		Series 2004-9, Class 1A, VAR, 5.707%, 11/25/34	322
	—	(h)	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class A1B, VAR, 0.410%, 07/25/35	—	(h)
GBP	1,674		Paragon Mortgages No. 7 plc, (United Kingdom), Series 7X, Class A1B, Reg. S, VAR, 0.947%, 05/15/34 (m)	2,690
	113		RALI Trust, Series 2006-QS4, Class A2, 6.000%, 04/25/36	94
			Residential Asset Securitization Trust,
	5,000		Series 2005-A3, Class A2, 5.500%, 04/25/35	4,503

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligations — continued
			Non-Agency CMO — continued
	644		Series 2005-A8CB, Class A11, 6.000%, 07/25/35	606
			RFMSI Trust,
	560		Series 2004-S5, Class 2A1, 4.500%, 05/25/19	574
	1,316		Series 2007-S9, Class 2A1, 5.500%, 09/25/22	1,328
			Sequoia Mortgage Trust,
	1,525		Series 2003-8, Class A1, VAR, 0.789%, 01/20/34	1,469
	—	(h)	Series 2013-7, Class A1, VAR, 2.500%, 06/25/43	—	(h)
	2,327		Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5A1, VAR, 1.584%, 03/25/46	1,970
	3,336		Structured Asset Securities Corp., Series 2005-1, Class 7A7, 5.500%, 02/25/35	3,395
	640		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-35, Class B1, VAR, 5.562%, 12/25/33	531
EUR	2,374		TDA CAM 4 Fondo de Titulizacion de Activos, (Spain), Series 4, Class A, Reg. S, VAR, 0.410%, 06/26/39 (m)	3,074
	470		WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 3A2, 5.500%, 05/25/33	462
	74		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	71
	6,322		Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 1A1, VAR, 2.616%, 06/25/35	6,453

				97,305

			Total Collateralized Mortgage Obligations (Cost $142,373)	148,022

	Commercial Mortgage-Backed Securities — 5.8%
	6,000		A10 Securitization LLC, 5.125%, 10/15/19	6,000
			Banc of America Commercial Mortgage Trust,
	2,250		Series 2006-1, Class C, VAR, 5.509%, 09/10/45	2,285
	8,400		Series 2006-2, Class AM, VAR, 5.765%, 05/10/45	9,184
	4,175		Series 2006-2, Class B, VAR, 5.765%, 05/10/45	4,292
	1,300		Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	1,336
			Bear Stearns Commercial Mortgage Securities Trust,
	4,200		Series 2006-PW14, Class AJ, 5.273%, 12/11/38	4,234
	1,150		Series 2007-PW16, Class AJ, VAR, 5.441%, 03/11/39	1,207
	4,000		Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40	4,148
	3,600		Series 2007-PW17, Class AJ, VAR, 5.888%, 06/11/50	3,674
	6,100		CD Commercial Mortgage Trust, Series 2005-CD1, Class AJ, VAR, 5.228%, 07/15/44	6,399
	650		CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/48	634
	797		Commercial Mortgage Trust, Series 2004-GG1, Class J, VAR, 5.450%, 06/10/36 (e)	737
	5,620		Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ, VAR, 5.463%, 02/15/39	5,961
			GS Mortgage Securities Trust,
	6,500		Series 2006-GG8, Class AJ, 5.622%, 11/10/39	6,689
	9,991		Series 2007-GG10, Class A4, VAR, 5.803%, 08/10/45	11,106
			JP Morgan Chase Commercial Mortgage Securities Trust,
	1,500		Series 2005-LDP2, Class B, VAR, 4.882%, 07/15/42	1,546
	2,900		Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	2,917
	3,680		Series 2005-LDP5, Class D, VAR, 5.392%, 12/15/44	3,840
	4,000		Series 2006-CB14, Class AM, VAR, 5.440%, 12/12/44	4,264
	3,375		Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class B, VAR, 5.281%, 11/12/37	3,429
	2,575		ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	2,613
			Morgan Stanley Capital I Trust,
	3,800		Series 2006-HQ8, Class AJ, VAR, 5.496%, 03/12/44	3,967
	2,415		Series 2006-HQ8, Class D, VAR, 5.496%, 03/12/44	2,087
	2,275		Series 2006-HQ9, Class AJ, VAR, 5.793%, 07/12/44	2,441
	3,400		Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,492

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
5,805	PFP III Ltd., (Cayman Islands), Series 2014-1, Class AS, VAR, 1.000%, 06/14/31 (e)	5,805
711	VFC LLC, Series 2013-1, Class A, 3.130%, 03/20/26 (e)	719
	Wachovia Bank Commercial Mortgage Trust,
3,570	Series 2005-C18, Class AJ2, VAR, 5.022%, 04/15/42	3,686
3,477	Series 2005-C21, Class F, VAR, 5.239%, 10/15/44 (e)	3,436
4,310	Series 2006-C23, Class D, VAR, 5.522%, 01/15/45	4,446
2,760	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	2,854
3,250	Series 2007-C34, Class AJ, VAR, 5.967%, 05/15/46	3,378

	Total Commercial Mortgage-Backed Securities (Cost $122,031)	122,806

Convertible Bonds — 4.1%
	Consumer Discretionary — 1.1%
	Auto Components — 0.3%
2,456	TRW Automotive, Inc., 3.500%, 12/01/15	7,084

	Hotels, Restaurants & Leisure — 0.3%
3,580	MGM Resorts International, 4.250%, 04/15/15	5,198

	Household Durables — 0.2%
	Jarden Corp.,
3,005	1.125%, 03/15/34 (e)	3,005
1,625	1.875%, 09/15/18	2,175

		5,180

	Textiles, Apparel & Luxury Goods — 0.3%
4,290	Iconix Brand Group, Inc., 1.500%, 03/15/18	6,167

	Total Consumer Discretionary	23,629

	Energy — 0.2%
	Energy Equipment & Services — 0.1%
1,925	Newpark Resources, Inc., 4.000%, 10/01/17	2,442

	Oil, Gas & Consumable Fuels — 0.1%
1,275	Chesapeake Energy Corp., 2.750%, 11/15/35	1,339

	Total Energy	3,781

	Financials — 0.2%
	Diversified Financial Services — 0.2%
4,800	Billion Express Investments Ltd., (United Kingdom), Reg. S, 0.750%, 10/18/15	4,927

	Health Care — 0.6%
	Health Care Equipment & Supplies — 0.3%
5,110	Hologic, Inc., Series 2010, SUB, 2.000%, 12/15/37	6,279

	Health Care Providers & Services — 0.3%
4,930	HealthSouth Corp., 2.000%, 12/01/43	5,324

	Total Health Care	11,603

	Industrials — 0.7%
	Building Products — 0.3%
4,900	Griffon Corp., 4.000%, 01/15/17 (e)	5,534

	Electrical Equipment — 0.2%
5,328	General Cable Corp., SUB, 4.500%, 11/15/29	5,315

	Machinery — 0.2%
1,950	Terex Corp., 4.000%, 06/01/15	4,662

	Total Industrials	15,511

	Information Technology — 1.3%
	Communications Equipment — 0.0% (g)
645	Ixia, 3.000%, 12/15/15	652

	Internet Software & Services — 0.7%
3,475	Dealertrack Technologies, Inc., 1.500%, 03/15/17	4,355
2,980	Equinix, Inc., 3.000%, 10/15/14	5,260
1,915	Web.com Group, Inc., 1.000%, 08/15/18	2,294
2,735	WebMD Health Corp., 1.500%, 12/01/20 (e)	2,858

		14,767

	Semiconductors & Semiconductor Equipment — 0.3%
4,950	Intel Corp., 2.950%, 12/15/35	5,915

	Software — 0.3%
5,720	TIBCO Software, Inc., 2.250%, 05/01/32	5,759

	Total Information Technology	27,093

	Total Convertible Bonds (Cost $79,307)	86,544

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 33.9%
		Consumer Discretionary — 5.4%
		Auto Components — 0.9%
	3,531	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	3,787
		American Axle & Manufacturing, Inc.,
	1,500	6.250%, 03/15/21	1,599
	2,100	7.750%, 11/15/19	2,418
EUR	1,600	Gestamp Funding Luxembourg S.A., (Luxembourg), Reg. S, 5.875%, 05/31/20	2,328
		Goodyear Tire & Rubber Co. (The),
	746	8.250%, 08/15/20	824
	2,015	8.750%, 08/15/20	2,388
	160	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	167
	317	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	346
EUR	2,200	Schaeffler Finance B.V., (Netherlands), Reg. S, 7.750%, 02/15/17	3,419
	224	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	234
	1,085	UCI International, Inc., 8.625%, 02/15/19	1,039

			18,549

		Automobiles — 0.6%
		Chrysler Group LLC/CG Co-Issuer, Inc.,
	725	8.000%, 06/15/19	792
	4,885	8.250%, 06/15/21	5,569
	3,100	Ford Motor Co., 4.750%, 01/15/43	3,147
	2,600	General Motors Co., 6.250%, 10/02/43 (e)	2,954

			12,462

		Distributors — 0.0% (g)
	285	VWR Funding, Inc., 7.250%, 09/15/17	303

		Diversified Consumer Services — 0.0% (g)
	55	ServiceMaster Co., 7.000%, 08/15/20	58

		Hotels, Restaurants & Leisure — 0.9%
		Caesars Entertainment Operating Co., Inc.,
	2,610	8.500%, 02/15/20	2,075
	1,830	9.000%, 02/15/20	1,459
	90	CCM Merger, Inc., 9.125%, 05/01/19 (e)	96
	165	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	168
EUR	1,200	Elior Finance & Co. S.C.A, (Luxembourg), Reg. S, 6.500%, 05/01/20	1,795
	90	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	95
	150	Landry’s, Inc., 9.375%, 05/01/20 (e)	166
	2,000	Marina District Finance Co., Inc., 9.875%, 08/15/18	2,115
	4,210	MGM Resorts International, 8.625%, 02/01/19	5,020
	411	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	418
	90	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	93
	142	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	154
	1,824	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	2,032
	275	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	275
	257	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	274
	210	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	235
	225	Station Casinos LLC, 7.500%, 03/01/21	244
	2,050	Vail Resorts, Inc., 6.500%, 05/01/19	2,155

			18,869

		Household Durables — 0.1%
	200	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	211
	700	Jarden Corp., 7.500%, 05/01/17	796
		K. Hovnanian Enterprises, Inc.,
	52	6.250%, 01/15/16	54
	55	7.000%, 01/15/19 (e)	56
	245	9.125%, 11/15/20 (e)	273
		Lennar Corp.,
	66	4.500%, 06/15/19	67
	565	6.950%, 06/01/18	637
	235	M/I Homes, Inc., 8.625%, 11/15/18	251
	240	Standard Pacific Corp., 8.375%, 01/15/21	286
	217	Toll Brothers Finance Corp., 6.750%, 11/01/19	248
	175	WCI Communities, Inc., 6.875%, 08/15/21 (e)	180

			3,059

		Internet & Catalog Retail — 0.0% (g)
		SITEL LLC/Sitel Finance Corp.,
	120	11.000%, 08/01/17 (e)	128

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Internet & Catalog Retail — continued
	243	11.500%, 04/01/18	236

			364

		Media — 1.9%
	1,250	AMC Entertainment, Inc., 9.750%, 12/01/20	1,431
	390	Cablevision Systems Corp., 8.000%, 04/15/20	446
	175	Cenveo Corp., 8.875%, 02/01/18	179
EUR	1,600	Cerved Group S.p.A., (Italy), Reg. S, 6.375%, 01/15/20	2,366
		Clear Channel Worldwide Holdings, Inc.,
	5,085	Series B, 6.500%, 11/15/22	5,441
	750	Series B, 7.625%, 03/15/20	806
	3,280	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	3,459
		DISH DBS Corp.,
	575	5.875%, 07/15/22	616
	2,680	6.750%, 06/01/21	3,032
	3,310	7.875%, 09/01/19	3,939
	400	Gray Television, Inc., 7.500%, 10/01/20	429
	150	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	168
	305	Live Nation Entertainment, Inc., 7.000%, 09/01/20 (e)	333
	300	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.000%, 04/01/21 (e)	343
	199	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	210
	1,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,067
	3,395	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	3,454
	220	Radio One, Inc., 9.250%, 02/15/20 (e)	238
	100	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	107
		Sinclair Television Group, Inc.,
	2,300	5.375%, 04/01/21	2,292
	1,700	8.375%, 10/15/18	1,806
	25	Sirius XM Radio, Inc., 5.875%, 10/01/20 (e)	27
	85	Time, Inc., 5.750%, 04/15/22 (e)	85
EUR	1,500	Unitymedia KabelBW GmbH, (Germany), Reg. S, 9.500%, 03/15/21	2,351
	500	Univision Communications, Inc., 8.500%, 05/15/21 (e)	549
EUR	1,800	UPC Holding B.V., (Netherlands), Reg. S, 6.375%, 09/15/22	2,633
	3,420	Viacom, Inc., 4.375%, 03/15/43	3,173
	200	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	212

			41,192

		Multiline Retail — 0.2%
	1,715	JC Penney Corp., Inc., 5.750%, 02/15/18	1,548
	2,650	Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,510

			4,058

		Specialty Retail — 0.7%
		Claire’s Stores, Inc.,
	500	6.125%, 03/15/20 (e)	476
	627	8.875%, 03/15/19	535
	3,295	9.000%, 03/15/19 (e)	3,386
	3,332	Party City Holdings, Inc., 8.875%, 08/01/20	3,699
	500	Radio Systems Corp., 8.375%, 11/01/19 (e)	546
	2,270	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	2,474
	4,155	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	4,539

			15,655

		Textiles, Apparel & Luxury Goods — 0.1%
	1,000	Hanesbrands, Inc., 6.375%, 12/15/20	1,084

		Total Consumer Discretionary	115,653

		Consumer Staples — 1.8%
		Beverages — 0.1%
	880	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	977

		Food & Staples Retailing — 0.2%
	3,645	Kroger Co. (The), 5.150%, 08/01/43	3,930
	265	New Albertsons, Inc., 7.450%, 08/01/29	232
	500	Rite Aid Corp., 8.000%, 08/15/20	551
	175	SUPERVALU, Inc., 8.000%, 05/01/16	193
	225	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	245

			5,151

		Food Products — 0.7%
	1,423	Big Heart Pet Brands, 7.625%, 02/15/19	1,482
GBP	1,200	Boparan Finance plc, (United Kingdom), Reg. S, 9.875%, 04/30/18	2,162
	2,776	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	2,981

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
70	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	73
3,795	H.J. Heinz Co., 4.250%, 10/15/20 (e)	3,795
	JBS USA LLC/JBS USA Finance, Inc.,
457	7.250%, 06/01/21 (e)	494
384	8.250%, 02/01/20 (e)	418
274	Pilgrim’s Pride Corp., 7.875%, 12/15/18	292
	Post Holdings, Inc.,
125	6.750%, 12/01/21 (e)	132
1,725	7.375%, 02/15/22	1,872
1,086	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	1,137
160	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	167

		15,005

	Household Products — 0.5%
2,605	Central Garden & Pet Co., 8.250%, 03/01/18	2,663
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
1,160	5.750%, 10/15/20	1,206
350	7.125%, 04/15/19	368
225	8.500%, 05/15/18	235
4,560	9.000%, 04/15/19	4,834
1,000	9.875%, 08/15/19	1,101

		10,407

	Personal Products — 0.0% (g)
75	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	77

	Tobacco — 0.3%
4,805	Altria Group, Inc., 4.250%, 08/09/42	4,438
2,700	Philip Morris International, Inc., 3.875%, 08/21/42	2,504

		6,942

	Total Consumer Staples	38,559

	Energy — 1.9%
	Energy Equipment & Services — 0.1%
300	Basic Energy Services, Inc., 7.750%, 02/15/19	320
500	Parker Drilling Co., 7.500%, 08/01/20	536
89	PHI, Inc., 5.250%, 03/15/19 (e)	91
750	Rowan Cos., Inc., 5.850%, 01/15/44	797
200	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	193
250	Seadrill Ltd., (Bermuda), 6.625%, 09/15/20 (e)	251
400	SESI LLC, 6.375%, 05/01/19	426

		2,614

	Oil, Gas & Consumable Fuels — 1.8%
2,514	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625%, 10/15/20	2,747
350	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	371
30	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	31
140	CONSOL Energy, Inc., 5.875%, 04/15/22 (e)	145
755	El Paso Pipeline Partners Operating Co. LLC, 4.700%, 11/01/42	699
	Energy Transfer Partners LP,
515	6.050%, 06/01/41	580
2,890	6.500%, 02/01/42	3,422
244	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	259
	Enterprise Products Operating LLC,
500	5.200%, 09/01/20	573
2,785	5.700%, 02/15/42	3,236
2,300	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	2,642
1,550	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,659
1,300	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,388
600	Halcon Resources Corp., 9.250%, 02/15/22	642
	Kinder Morgan Energy Partners LP,
1,900	3.950%, 09/01/22	1,935
2,300	5.000%, 03/01/43	2,292
3,496	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	3,771
1,265	Marathon Petroleum Corp., 6.500%, 03/01/41	1,593
500	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	540
100	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	109
1,490	Peabody Energy Corp., 6.250%, 11/15/21	1,490
5,635	Plains Exploration & Production Co., 6.500%, 11/15/20	6,255
325	Swift Energy Co., 7.125%, 06/01/17	329
500	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	528

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Oil, Gas & Consumable Fuels — continued
	340	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	369

			37,605

		Total Energy	40,219

		Financials — 10.0%
		Banks — 4.0%
EUR	4,400	Banco Popolare SC, (Italy), 3.500%, 03/14/19	6,153
	6,135	Bank of America Corp., 3.300%, 01/11/23	6,041
		Barclays Bank plc, (United Kingdom),
	3,600	7.625%, 11/21/22	4,136
EUR	3,350	Reg. S, 6.000%, 01/14/21	5,433
EUR	4,000	BNZ International Funding Ltd., (New Zealand), Reg. S, 3.125%, 11/23/17 (m)	5,923
EUR	7,000	CaixaBank S.A., (Spain), VAR, 5.000%, 11/14/23	10,295
		CIT Group, Inc.,
	400	5.000%, 05/15/17	427
	430	5.000%, 08/15/22	444
	2,000	5.500%, 02/15/19 (e)	2,160
	2,205	Citigroup, Inc., 6.675%, 09/13/43	2,694
EUR	4,000	Commonwealth Bank of Australia, (Australia), Reg. S, 2.625%, 01/12/17 (m)	5,760
GBP	1,871	Lloyds TSB Bank plc, (United Kingdom), VAR, 5.750%, 07/09/25	3,421
	1,500	Royal Bank of Scotland Group plc, (United Kingdom), 6.125%, 12/15/22	1,634
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	2,000	Reg. S, 3.375%, 11/23/16 (m)	2,921
EUR	3,150	Reg. S, 4.000%, 03/15/16 (m)	4,568
GBP	2,350	Santander Issuances S.A.U., (Spain), Series 24, VAR, 7.300%, 07/27/19	3,996
		UniCredit S.p.A., (Italy),
EUR	845	6.125%, 04/19/21	1,313
EUR	4,250	Reg. S, 6.950%, 10/31/22	6,943
	3,300	Wells Fargo & Co., 5.375%, 11/02/43	3,601
	1,555	Wells Fargo Bank N.A., VAR, 0.435%, 05/16/16	1,550
EUR	3,650	Westpac Securities NZ Ltd., (New Zealand), Reg. S, 3.500%, 06/16/16 (m)	5,286

			84,699

		Capital Markets — 1.6%
EUR	3,468	Credit Suisse AG, (Switzerland), VAR, 5.750%, 09/18/25	5,224
	3,535	Morgan Stanley, 3.750%, 02/25/23	3,591
		UBS AG, (Switzerland),
	4,245	Reg. S, VAR, 4.750%, 05/22/23	4,366
EUR	13,879	VAR, 4.750%, 02/12/26	20,031
GBP	787	VAR, 5.250%, 06/21/21	1,398

			34,610

		Consumer Finance — 0.2%
		Ally Financial, Inc.,
	1,905	6.250%, 12/01/17	2,129
	200	8.000%, 11/01/31	250
	400	VAR, 2.908%, 07/18/16	410
		General Motors Financial Co., Inc.,
	1,255	3.250%, 05/15/18	1,274
	450	4.750%, 08/15/17	480

			4,543

		Diversified Financial Services — 1.0%
	455	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	364
	415	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	353
	476	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	497
	4,577	EDP Finance B.V., (Netherlands), 5.250%, 01/14/21 (e)	4,852
	9,325	General Electric Capital Corp., VAR, 6.375%, 11/15/67	10,398
GBP	1,200	Lowell Group Financing plc, (United Kingdom), Reg. S, 10.750%, 04/01/19	2,270
		Nationwide Building Society, (United Kingdom),
EUR	509	6.750%, 07/22/20	850
EUR	958	VAR, 4.125%, 03/20/23	1,390
	25	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	26

			21,000

		Insurance — 1.3%
	2,870	American International Group, Inc., 6.250%, 03/15/37	3,121
	150	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	159
EUR	2,600	Assicurazioni Generali S.p.A., (Italy), VAR, 7.750%, 12/12/42	4,448
GBP	1,800	Direct Line Insurance Group plc, (United Kingdom), Reg. S, VAR, 9.250%, 04/27/42	3,864
	480	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	568

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Insurance — continued
	4,320	MetLife, Inc., 6.400%, 12/15/36	4,819
	6,765	Prudential Financial, Inc., VAR, 5.875%, 09/15/42	7,222
GBP	1,595	Standard Life plc, (United Kingdom), Reg. S, VAR, 5.500%, 12/04/42	2,843

			27,044

		Real Estate Investment Trusts (REITs) — 1.2%
	2,055	Crown Castle International Corp., 5.250%, 01/15/23	2,137
	1,640	DDR Corp., 7.875%, 09/01/20	2,089
	3,040	Geo Group, Inc. (The), 6.625%, 02/15/21	3,260
	3,350	HCP, Inc., 5.375%, 02/01/21	3,830
		Liberty Property LP,
	2,810	3.375%, 06/15/23	2,750
	2,755	4.400%, 02/15/24	2,901
		Ventas Realty LP/Ventas Capital Corp.,
	4,370	3.250%, 08/15/22	4,332
	1,330	4.250%, 03/01/22	1,417
	3,315	Weingarten Realty Investors, 3.375%, 10/15/22	3,262

			25,978

		Real Estate Management & Development — 0.1%
	195	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	198
	1,710	Realogy Group LLC, 7.625%, 01/15/20 (e)	1,902

			2,100

		Thrifts & Mortgage Finance — 0.6%
	8,635	BPCE S.A., (France), 5.700%, 10/22/23 (e)	9,337
EUR	3,050	Cie de Financement Foncier S.A., (France), 4.750%, 06/25/15 (m)	4,352

			13,689

		Total Financials	213,663

		Health Care — 2.1%
		Health Care Equipment & Supplies — 0.5%
	200	Alere, Inc., 7.250%, 07/01/18	219
	3,195	Biomet, Inc., 6.500%, 08/01/20	3,467
	703	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	768
		DJO Finance LLC/DJO Finance Corp.,
	1,500	7.750%, 04/15/18	1,567
	1,545	8.750%, 03/15/18	1,661
	2,500	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	2,836
EUR	1,200	Ontex IV S.A., (Luxembourg), Reg. S, 7.500%, 04/15/18	1,697

			12,215

		Health Care Providers & Services — 1.1%
	1,700	21st Century Oncology, Inc., 8.875%, 01/15/17	1,738
	1,500	DaVita HealthCare Partners, Inc., 6.625%, 11/01/20	1,598
	750	HCA Holdings, Inc., 7.750%, 05/15/21	826
	5,457	HCA, Inc., 7.500%, 02/15/22	6,289
		HealthSouth Corp.,
	1,305	7.750%, 09/15/22	1,429
	500	8.125%, 02/15/20	539
	150	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	160
		inVentiv Health, Inc.,
	160	9.000%, 01/15/18 (e)	171
	275	11.000%, 08/15/18 (e)	260
	934	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	992
GBP	1,700	Priory Group No. 3 plc, (United Kingdom), Reg. S, 8.875%, 02/15/19	3,035
		Tenet Healthcare Corp.,
	2,650	4.750%, 06/01/20	2,683
	110	6.000%, 10/01/20	118
	2,835	8.000%, 08/01/20	3,090
	150	8.125%, 04/01/22	171

			23,099

		Pharmaceuticals — 0.5%
	46	Capsugel S.A., (Luxembourg), PIK, 7.000%, 05/15/19 (e)	47
	600	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	611
	3,595	Mylan, Inc., 7.875%, 07/15/20 (e)	4,002
		Valeant Pharmaceuticals International, Inc., (Canada),
	2,670	6.750%, 08/15/21 (e)	2,837
	375	6.875%, 12/01/18 (e)	394
	1,630	7.000%, 10/01/20 (e)	1,736
	750	7.250%, 07/15/22 (e)	812

			10,439

		Total Health Care	45,753

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Industrials — 3.3%
		Aerospace & Defense — 0.1%
	62	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	65
	107	B/E Aerospace, Inc., 6.875%, 10/01/20	116
	1,450	Bombardier, Inc., (Canada), 7.500%, 03/15/18 (e)	1,642
	66	Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	67

			1,890

		Airlines — 0.7%
	3,371	American Airlines 2013-1 Class A Pass-Through Trust, 4.000%, 07/15/25 (e)	3,422
	2,368	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23 (e)	2,554
	702	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	761
	2,006	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	2,041
	136	Continental Airlines, 2009-2 Class A Pass-Through Trust, 7.250%, 11/10/19	159
	624	Continental Airlines, 2010-1 Class A Pass-Through Trust, 4.750%, 01/12/21	674
	239	Delta Air Lines, 2009-1 Class A Pass-Through Trust, 7.750%, 12/17/19	280
	3,845	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	3,855

			13,746

		Building Products — 0.2%
	500	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	531
	400	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	436
EUR	2,200	Spie BondCo 3 SCA, (Luxembourg), Reg. S, 11.000%, 08/15/19	3,400

			4,367

		Commercial Services & Supplies — 0.1%
	140	ADT Corp. (The), 6.250%, 10/15/21	147
	400	Casella Waste Systems, Inc., 7.750%, 02/15/19	420
	150	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	158
		Harland Clarke Holdings Corp.,
	100	6.875%, 03/01/20 (e)	104
	75	9.250%, 03/01/21 (e)	77
	750	9.750%, 08/01/18 (e)	827
	255	ILFC E-Capital Trust I, VAR, 5.210%, 12/21/65 (e)	245
	435	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	430
	130	Iron Mountain, Inc., 5.750%, 08/15/24	130
	120	Mustang Merger Corp., 8.500%, 08/15/21 (e)	131
	155	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	155

			2,824

		Construction & Engineering — 0.1%
	680	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	712

		Electrical Equipment — 0.1%
	500	General Cable Corp., 6.500%, 10/01/22 (e)	503
	435	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	474
	1,100	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	1,177

			2,154

		Machinery — 0.5%
	93	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	100
	300	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	318
	220	Columbus McKinnon Corp., 7.875%, 02/01/19	235
EUR	1,600	KraussMaffei Group GmbH, (Germany), Reg. S, 8.750%, 12/15/20	2,459
	2,910	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,245
	400	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	440
	3,715	Terex Corp., 6.500%, 04/01/20	4,026

			10,823

		Marine — 0.0% (g)
	200	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	205
	368	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	397

			602

		Road & Rail — 0.3%
	225	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20	255
EUR	2,200	Geo Debt Finance S.C.A., (Luxembourg), Reg. S, 7.500%, 08/01/18	3,182

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Road & Rail — continued
		Hertz Corp. (The),
	1,685	5.875%, 10/15/20	1,782
	100	6.750%, 04/15/19	107
	1,110	7.375%, 01/15/21	1,218

			6,544

		Trading Companies & Distributors — 0.8%
	1,805	Aircastle Ltd., (Bermuda), 7.625%, 04/15/20	2,080
		HD Supply, Inc.,
	435	8.125%, 04/15/19	480
	2,000	11.000%, 04/15/20	2,365
		International Lease Finance Corp.,
	900	5.875%, 04/01/19	983
	800	5.875%, 08/15/22	854
	845	8.750%, 03/15/17	988
EUR	2,200	Rexel S.A., (France), Reg. S, 5.125%, 06/15/20	3,212
		United Rentals North America, Inc.,
	2,750	7.375%, 05/15/20	3,066
	2,295	7.625%, 04/15/22	2,602
	780	8.250%, 02/01/21	874

			17,504

		Transportation Infrastructure — 0.4%
EUR	3,750	Atlantia S.p.A., (Italy), 2.875%, 02/26/21	5,442
GBP	1,800	Gatwick Funding Ltd., (United Kingdom), Reg. S, 5.250%, 01/23/24	3,355

			8,797

		Total Industrials	69,963

		Information Technology — 1.4%
		Communications Equipment — 0.1%
		Alcatel-Lucent USA, Inc.,
	200	4.625%, 07/01/17 (e)	206
	39	6.450%, 03/15/29	38
	200	6.750%, 11/15/20 (e)	212
		Avaya, Inc.,
	2,710	7.000%, 04/01/19 (e)	2,683
	134	10.500%, 03/01/21 (e)	121
	375	Goodman Networks, Inc., 12.375%, 07/01/18 (e)	414

			3,674

		Electronic Equipment, Instruments & Components — 0.3%
	800	Belden, Inc., 5.500%, 09/01/22 (e)	810
EUR	2,200	Techem GmbH, (Germany), Reg. S, 6.125%, 10/01/19	3,246
EUR	1,200	Trionista Holdco GmbH, (Germany), Reg. S, 5.000%, 04/30/20	1,714
	400	Viasystems, Inc., 7.875%, 05/01/19 (e)	423

			6,193

		IT Services — 0.5%
		First Data Corp.,
	3,815	6.750%, 11/01/20 (e)	4,096
	600	8.250%, 01/15/21 (e)	651
	314	11.750%, 08/15/21	349
	300	12.625%, 01/15/21	361
	2,600	PIK, 10.000%, 01/15/22 (e)	2,847
	124	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	125
		SunGard Data Systems, Inc.,
	491	7.375%, 11/15/18	520
	1,500	7.625%, 11/15/20	1,644

			10,593

		Semiconductors & Semiconductor Equipment — 0.3%
		Advanced Micro Devices, Inc.,
	65	6.750%, 03/01/19 (e)	69
	200	7.750%, 08/01/20	213
	2,350	Amkor Technology, Inc., 6.625%, 06/01/21	2,514
	50	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	53
		NXP B.V./NXP Funding LLC, (Netherlands),
	200	3.500%, 09/15/16 (e)	205
	3,000	5.750%, 02/15/21 (e)	3,206

			6,260

		Software — 0.2%
		Audatex North America, Inc.,
	57	6.000%, 06/15/21 (e)	61
	27	6.125%, 11/01/23 (e)	29
	2,000	Epicor Software Corp., 8.625%, 05/01/19	2,172
	1,565	Infor U.S., Inc., 9.375%, 04/01/19	1,751

			4,013

		Technology Hardware, Storage & Peripherals — 0.0% (g)
		NCR Corp.,
	33	5.000%, 07/15/22	33
	10	5.875%, 12/15/21 (e)	11

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Technology Hardware, Storage & Peripherals — continued
	30	6.375%, 12/15/23 (e)	32

			76

		Total Information Technology	30,809

		Materials — 3.0%
		Chemicals — 0.7%
	2,460	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	2,565
		Huntsman International LLC,
	1,650	4.875%, 11/15/20	1,700
	2,000	8.625%, 03/15/21	2,230
		Ineos Finance plc, (United Kingdom),
	1,255	7.500%, 05/01/20 (e)	1,371
	2,960	8.375%, 02/15/19 (e)	3,249
	384	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	402
	1,755	Scotts Miracle-Gro Co. (The), 6.625%, 12/15/20	1,895
	2,480	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	2,644

			16,056

		Construction Materials — 0.6%
	1,350	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	1,557
	725	Cemex Finance LLC, 9.375%, 10/12/22 (e)	852
EUR	6,350	Lafarge S.A., (France), Reg. S, 4.750%, 09/30/20	9,703
	90	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	97

			12,209

		Containers & Packaging — 0.6%
		Ardagh Packaging Finance plc, (Ireland),
	375	7.375%, 10/15/17 (e)	395
	3,000	9.125%, 10/15/20 (e)	3,323
EUR	2,600	Reg. S, 9.250%, 10/15/20	3,916
	340	Berry Plastics Corp., 9.750%, 01/15/21	392
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
	85	5.625%, 12/15/16 (e)	86
	570	6.000%, 06/15/17 (e)	581
	3,090	Sealed Air Corp., 8.375%, 09/15/21 (e)	3,538

			12,231

		Metals & Mining — 1.0%
	415	AK Steel Corp., 8.750%, 12/01/18	464
	250	Aleris International, Inc., 7.875%, 11/01/20	251
	2,400	Allegheny Technologies, Inc., 5.875%, 08/15/23	2,595
	250	APERAM, (Luxembourg), 7.375%, 04/01/16 (e)	258
	1,310	ArcelorMittal, (Luxembourg), 10.350%, 06/01/19	1,660
	150	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	161
	256	Coeur Mining, Inc., 7.875%, 02/01/21	249
		First Quantum Minerals Ltd., (Canada),
	163	6.750%, 02/15/20 (e)	167
	163	7.000%, 02/15/21 (e)	166
	3,819	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	4,153
	1,356	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	1,395
		Glencore Finance Canada Ltd., (Canada),
	1,950	4.250%, 10/25/22 (e)	1,965
	1,835	5.550%, 10/25/42 (e)	1,874
	3,960	Glencore Funding LLC, 3.125%, 04/29/19 (e)	4,017
	275	Hecla Mining Co., 6.875%, 05/01/21	271
	26	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	28
	200	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	205
	90	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	97
	260	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	268
	190	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	193

			20,437

		Paper & Forest Products — 0.1%
EUR	2,200	Smurfit Kappa Acquisitions, (Ireland), Reg. S, 5.125%, 09/15/18	3,284

		Total Materials	64,217

		Telecommunication Services — 3.1%
		Diversified Telecommunication Services — 2.7%
	200	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e)	211
	200	Altice Finco S.A., (Luxembourg), 8.125%, 01/15/24 (e)	217

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Telecommunication Services — continued
		CCO Holdings LLC/CCO Holdings Capital Corp.,
	325	6.500%, 04/30/21	347
	330	7.000%, 01/15/19	349
	3,050	7.375%, 06/01/20	3,340
	745	8.125%, 04/30/20	812
		CenturyLink, Inc.,
	1,650	Series T, 5.800%, 03/15/22	1,716
	2,060	Series W, 6.750%, 12/01/23	2,245
		Cincinnati Bell, Inc.,
	20	8.375%, 10/15/20	22
	54	8.750%, 03/15/18	57
EUR	2,200	Eileme 2 AB, (Sweden), Reg. S, 11.750%, 01/31/20	3,614
	726	Embarq Corp., 7.995%, 06/01/36	793
	250	Frontier Communications Corp., 9.250%, 07/01/21	296
	3,000	GCI, Inc., 8.625%, 11/15/19	3,195
		Intelsat Jackson Holdings S.A., (Luxembourg),
	2,155	6.625%, 12/15/22	2,247
	400	7.250%, 04/01/19	427
	2,400	7.250%, 10/15/20	2,592
	400	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	424
	1,461	Level 3 Communications, Inc., 11.875%, 02/01/19	1,633
		Level 3 Financing, Inc.,
	45	6.125%, 01/15/21 (e)	48
	2,565	8.125%, 07/01/19	2,802
	1,000	8.625%, 07/15/20	1,123
	30	VAR, 3.823%, 01/15/18 (e)	30
	570	PAETEC Holding Corp., 9.875%, 12/01/18	620
		Qwest Capital Funding, Inc.,
	298	6.875%, 07/15/28	300
	156	7.750%, 02/15/31	162
	3,720	Sprint Capital Corp., 8.750%, 03/15/32	4,306
EUR	1,800	Telenet Finance V Luxembourg S.C.A., (Luxembourg), Reg. S, 6.250%, 08/15/22	2,647
		tw telecom holdings, Inc.,
	8	5.375%, 10/01/22	8
	63	6.375%, 09/01/23	68
	750	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	797
	1,905	UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	2,100
	1,750	UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	1,907
		Verizon Communications, Inc.,
	2,005	3.850%, 11/01/42	1,775
	7,565	VAR, 1.763%, 09/15/16	7,776
	475	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	505
	200	Wind Acquisition Finance S.A., (Luxembourg), 7.250%, 02/15/18 (e)	211
		Windstream Corp.,
	140	7.750%, 10/15/20	152
	4,230	7.750%, 10/01/21	4,589
	425	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	491

			56,954

		Wireless Telecommunication Services — 0.4%
	200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	217
EUR	2,200	Matterhorn Midco & Cy S.C.A., (Luxembourg), Reg. S, 7.750%, 02/15/20	3,207
	32	MetroPCS Wireless, Inc., 6.625%, 11/15/20	34
	732	NII Capital Corp., 7.625%, 04/01/21	209
	400	NII International Telecom S.C.A., (Luxembourg), 7.875%, 08/15/19 (e)	336
	200	SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	203
		Sprint Communications, Inc.,
	250	6.000%, 11/15/22	258
	223	7.000%, 03/01/20 (e)	257
	151	7.000%, 08/15/20	166
	450	9.000%, 11/15/18 (e)	547
		Sprint Corp.,
	98	7.125%, 06/15/24 (e)	105
	234	7.250%, 09/15/21 (e)	259
	559	7.875%, 09/15/23 (e)	632
		T-Mobile USA, Inc.,
	357	5.250%, 09/01/18	375
	327	6.125%, 01/15/22	347
	243	6.464%, 04/28/19	257
	30	6.500%, 01/15/24	32
	225	6.625%, 04/01/23	243
	122	6.633%, 04/28/21	131
	337	6.731%, 04/28/22	364

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Wireless Telecommunication Services — continued
	128	6.836%, 04/28/23	139

			8,318

		Total Telecommunication Services	65,272

		Utilities — 1.9%
		Electric Utilities — 0.7%
		Enel S.p.A., (Italy),
EUR	544	VAR, 6.500%, 01/10/74	812
GBP	1,688	VAR, 7.750%, 09/10/75	3,123
	2,800	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,832
EUR	3,200	Gas Natural Fenosa Finance B.V., (Netherlands), Reg. S, 3.875%, 01/17/23	4,920
	3,060	PPL Capital Funding, Inc., 4.700%, 06/01/43	3,127

			14,814

		Gas Utilities — 0.1%
	1,090	DCP Midstream Operating LP, 3.875%, 03/15/23	1,104

		Independent Power & Renewable Electricity Producers — 0.2%
	755	Calpine Corp., 7.875%, 07/31/20 (e)	823
	750	GenOn Energy, Inc., 9.875%, 10/15/20	812
	800	NRG Energy, Inc., 7.875%, 05/15/21	890
	485	Oglethorpe Power Corp., 5.375%, 11/01/40	559
	1,365	Southern Power Co., 5.250%, 07/15/43	1,529

			4,613

		Multi-Utilities — 0.5%
GBP	1,800	NGG Finance plc, (United Kingdom), Reg. S, VAR, 5.625%, 06/18/73	3,138
		NiSource Finance Corp.,
	1,905	4.800%, 02/15/44	1,943
	2,035	5.650%, 02/01/45	2,305
	1,235	5.800%, 02/01/42	1,410
	2,360	Sempra Energy, 2.875%, 10/01/22	2,318

			11,114

		Water Utilities — 0.4%
GBP	4,771	Anglian Water Osprey Financing plc, (United Kingdom), 7.000%, 01/31/18	8,657

		Total Utilities	40,302

		Total Corporate Bonds (Cost $693,746)	724,410

	Mortgage Pass-Through Securities — 0.3%
		Federal National Mortgage Association,
	4,665	04/15/16	4,665
	1,486	05/25/17	1,486

		Total Mortgage Pass-Through Securities (Cost $6,151)	6,151

	Preferred Securities — 4.9% (x)
		Financials — 4.9%
		Banks — 1.9%
	3,265	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	3,682
		Citigroup, Inc.,
	200	VAR, 5.950%, 01/30/23	202
	3,170	Series M, VAR, 6.300%, 05/15/24	3,218
GBP	4,050	Credit Agricole S.A., (France), VAR, 8.125%, 10/26/19	7,730
EUR	5,600	Danske Bank A/S, (Denmark), VAR, 5.750%, 04/06/20	7,872
GBP	1,650	DNB Bank ASA, (Norway), Reg. S, VAR, 6.012%, 03/29/17	2,935
EUR	7,650	KBC Groep N.V., (Belgium), VAR, 5.625%, 03/19/19	10,465
EUR	2,700	Skandinaviska Enskilda Banken AB, (Sweden), VAR, 7.092%, 12/21/17	4,232

			40,336

		Capital Markets — 1.5%
	10,450	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	10,973
	15,340	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	15,877
EUR	3,550	UBS AG, (Switzerland), VAR, 4.280%, 04/15/15	4,912

			31,762

		Diversified Financial Services — 0.9%
GBP	8,585	HBOS Capital Funding LP, (United Kingdom), VAR, 6.461%, 11/30/18	15,361
GBP	1,797	Nationwide Building Society, (United Kingdom), VAR, 6.875%, 06/20/19	3,084

			18,445

		Insurance — 0.5%
GBP	1,600	Legal & General Group plc, (United Kingdom), VAR, 6.385%, 05/02/17	2,884
GBP	759	Standard Life plc, (United Kingdom), VAR, 6.750%, 07/12/27	1,429
	1,225	Swiss Re Capital I LP, (United Kingdom), VAR, 6.854%, 05/25/16 (e)	1,311

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Preferred Securities — continued
			Insurance — continued
GBP	1,500		Swiss Reinsurance Co. Via ELM B.V., (Netherlands), Reg. S, VAR, 6.302%, 05/25/19	2,756
GBP	1,600		Zurich Finance UK plc, (United Kingdom), VAR, 6.625%, 10/02/22	3,042

				11,422

			Thrifts & Mortgage Finance — 0.1%
EUR	1,400		BPCE S.A., (France), VAR, 9.000%, 03/17/15	1,999

			Total Preferred Securities (Cost $99,083)	103,964

	U.S. Treasury Obligations — 5.5%
	3,730		U.S. Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	3,649
	108,000		U.S. Treasury Inflation Indexed Notes, 0.625%, 01/15/24	113,567

			Total U.S. Treasury Obligations (Cost $116,909)	117,216

SHARES
	Preferred Stocks — 0.0%
			Financials — 0.0% (g)
			Consumer Finance — 0.0% (g)
	—(h	)	Ally Financial, Inc., Series G, 7.000%, 07/02/14 @ (e)	250

			Insurance — 0.0% (g)
	—(h	)	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.346%, 06/30/14 @ (a)	348

			Total Preferred Stocks (Cost $583)	598

PRINCIPAL AMOUNT
	Loan Assignments — 2.0%
			Consumer Discretionary — 0.5%
			Diversified Consumer Services — 0.0% (g)
	648		Coinmach Services Corp., New Term Loan, VAR, 4.250%, 11/14/19	647

			Hotels, Restaurants & Leisure — 0.1%
	450		CEC Entertainment, Inc., Term Loan B, VAR, 4.250%, 02/14/21	446
	735		Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	763
	150		Hilton Worldwide Holdings Inc., Term Loan B-2, VAR, 3.500%, 10/26/20	149
	50		Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	51
	798		Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	792

				2,201

			Media — 0.3%
	500		Cengage Learning Acquisitions, Inc., 2020 Term Loan, VAR, 7.000%, 03/31/20	506
	400		Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	395
	551		Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16	546
	949		Clear Channel Communications, Inc., Term Loan E, VAR, 7.650%, 07/30/19	948
	426		McGraw-Hill Education, Term B Loan, VAR, 5.750%, 03/22/19	431
	194		R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	133
	998		Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	997
	30		TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	30
	1,244		Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	1,240
	1,425		Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16	1,408

				6,634

			Multiline Retail — 0.1%
	1,244		J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	1,254

			Specialty Retail — 0.0% (g)
	103		J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	102

			Total Consumer Discretionary	10,838

			Consumer Staples — 0.3%
			Food & Staples Retailing — 0.1%
	997		AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17	995
	1,272		New Albertsons, Inc., Term Loan, VAR, 4.750%, 03/21/19	1,277
	645		SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	644

				2,916

			Food Products — 0.2%
	898		Dole Food Co., Inc., Term Loan B, VAR, 4.500%, 11/01/18	898
	1,617		H. J. Heinz Co., 1st Lien Term Loan B-2, VAR, 3.500%, 06/05/20	1,625

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — continued
2,016	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	2,004

		4,527

	Total Consumer Staples	7,443

	Energy — 0.1%
	Energy Equipment & Services — 0.1%
398	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	398
213	Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19	215
394	Seadrill Partners LLC, Term Loan B, VAR, 4.000%, 02/21/21	392
410	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	417

		1,422

	Oil, Gas & Consumable Fuels — 0.0% (g)
460	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	473
69	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	69
500	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	506

		1,048

	Total Energy	2,470

	Financials — 0.1%
	Consumer Finance — 0.0% (g)
129	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	130

	Diversified Financial Services — 0.1%
20	Ascensus, Inc., 2nd Lien term Loan, VAR, 9.000%, 12/02/20	20
498	ROC Finance LLC, New 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	489
400	Sedgwick, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	398

		907

	Insurance — 0.0% (g)
259	National Financial Partners Corp., Term Loan, VAR, 5.250%, 07/01/20	261

	Total Financials	1,298

	Health Care — 0.2%
	Biotechnology — 0.1%
260	Ikaria, Inc., 2nd Lien Initial Term Loan, VAR, 8.750%, 02/14/22	263
300	Ikaria, Inc., Term Loan, VAR, 5.000%, 02/12/21	301

		564

	Health Care Equipment & Supplies — 0.0% (g)
89	Biomet, Inc., Term Loan B-2, VAR, 3.658%, 07/25/17	89
380	Mallinckrodt International Finance S.A., Term Loan B1, VAR, 3.500%, 03/19/21	378

		467

	Health Care Providers & Services — 0.1%
1,096	Alliance Healthcare Service, Inc., Term Loan, VAR, 4.250%, 06/03/19	1,094
850	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	852
690	National Mentor Holdings, Inc., Term Loan B, VAR, 4.750%, 01/31/21	693

		2,639

	Pharmaceuticals — 0.0% (g)
428	Par Pharmaceutical Cos., Inc., Term Loan, VAR, 4.000%, 09/30/19	426

	Total Health Care	4,096

	Industrials — 0.2%
	Airlines — 0.1%
893	Delta Airlines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	891
990	US Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	987

		1,878

	Building Products — 0.0% (g)
500	Shield Finance Co., Term Loan B, VAR, 5.000%, 01/29/21	502

	Commercial Services & Supplies — 0.1%
	Garda World Security Corp., Term Loan,
101	VAR, 4.000%, 11/06/20	101
396	VAR, 4.000%, 11/06/20	394
500	Marine Acquisition Corp., Term Loan B, VAR, 01/30/21	503

		998

	Industrial Conglomerates — 0.0% (g)
202	Hudson Products Holdings, Inc., Term Loan, VAR, 6.250%, 03/15/19	202

	Machinery — 0.0% (g)
309	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	310

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Marine — 0.0% (g)
640	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	653

	Trading Companies & Distributors — 0.0% (g)
399	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	399
135	SunSource Holdings, Inc., New Term Loan, VAR, 4.750%, 02/12/21	135

		534

	Total Industrials	5,077

	Information Technology — 0.3%
	Communications Equipment — 0.1%
1,492	Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	1,494
1,690	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17	1,634

		3,128

	Electronic Equipment, Instruments & Components — 0.1%
1,912	Dell International LLC, Term Loan B, VAR, 4.500%, 04/29/20	1,908

	IT Services — 0.1%
1,500	First Data Corp., Extended USD Term Loan, VAR, 4.150%, 03/24/21	1,500

	Semiconductors & Semiconductor Equipment — 0.0% (g)
149	Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21	150

	Software — 0.0% (g)
14	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18 ^	14

	Total Information Technology	6,700

	Materials — 0.2%
	Chemicals — 0.0% (g)
123	Kronos Worldwide, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/18/20	124
326	OCI Beaumont, Term Loan B3, VAR, 5.000%, 08/20/19	331

		455

	Construction Materials — 0.0% (g)
75	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	77
149	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	149

		226

	Containers & Packaging — 0.1%
280	Ardagh Holdings USA Inc., Term Loan B, VAR, 4.000%, 12/17/19	280
639	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21	632

		912

	Metals & Mining — 0.1%
274	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	276
1,000	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	1,011

		1,287

	Paper & Forest Products — 0.0% (g)
597	Appvion, Inc., USD Term Loan, VAR, 5.750%, 06/28/19	600

	Total Materials	3,480

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
448	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	447
807	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	801
299	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/25/21 ^	299
150	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	149

	Total Telecommunication Services	1,696

	Total Loan Assignments (Cost $42,999)	43,098

SHARES
Short-Term Investment — 23.2%
	Investment Company — 23.2%
495,568	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † (Cost $495,568)	495,568

	Total Investments — 99.0% (Cost $2,057,492)	2,112,296
	Other Assets in Excess of Liabilities — 1.0%	22,246

	NET ASSETS — 100.0%	$2,134,542

Percentages indicated are based on net assets.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
12	Long Gilt	09/26/14	$2,228	$16
	Short Futures Outstanding
(458)	Euro Bund	06/06/14	(91,657)	(2,230)
(227)	Euro-Bobl	06/06/14	(39,230)	(270)
(2,075)	10 Year U.S. Treasury Note	09/19/14	(260,445)	(1,350)
(37)	U.S. Long Bond	09/19/14	(5,087)	(31)
(51)	Ultra U.S. Treasury Bond	09/19/14	(7,664)	(73)
(4,550)	5 Year U.S. Treasury Note	09/30/14	(544,898)	(720)

				$(4,658)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,862	EUR	Citibank, N.A.	07/15/14	3,921	3,901	(20)
730	EUR	State Street Corp.	07/15/14	1,012	995	(17)
7,013	EUR	Union Bank of Switzerland AG	07/15/14	9,688	9,559	(129)

				14,621	14,455	(166)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
39,253	EUR	Barclays Bank plc	07/15/14	54,327	53,504	823
9,987	EUR	Goldman Sachs International	07/15/14	13,812	13,613	199
112,742	EUR	HSBC Bank, N.A.	07/15/14	157,122	153,678	3,444
1,434	EUR	State Street Corp.	07/15/14	1,972	1,954	18
594	EUR	Union Bank of Switzerland AG	07/15/14	817	809	8
4,290	EUR	Westpac Banking Corp.	07/15/14	5,842	5,848	(6)

349	GBP	Australia and New Zealand Banking Group Limited	07/15/14	591	584	7
2,231	GBP	Barclays Bank plc	07/15/14	3,762	3,738	24
47,167	GBP	Citibank, N.A.	07/15/14	79,881	79,036	845

				318,126	312,764	5,362

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Barclays Bank plc:
Iron Mountain, Inc., 5.750%, 08/15/24	5.000% quarterly	12/20/17	2.096%	4,000	(440)	456
Deutsche Bank AG, New York:
Freescale Semiconductor, Inc., 8.050%, 02/01/20	5.000% quarterly	9/20/17	1.640	1,000	(119)	(142)
TRW Automotive, Inc., 7.250%, 03/15/17	1.000% quarterly	12/20/17	0.741	2,825	(32)	(215)

					(591)	99

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [4]
Deutsche Bank AG, New York:
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	2.859%	47,000	(4,570)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CDO	—	Collateralized Debt Obligation
CDX	—	Credit Default Swap Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
†	—	Approximately $670,000 of this investment is restricted as collateral for swaps to various brokers.
^	—	All or portion of this security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2014.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of May 31, 2014.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,501
Aggregate gross unrealized depreciation	(6,697)

Net unrealized appreciation/depreciation	$54,804

Federal income tax cost of investments	$2,057,492

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Preferred Stocks
Financials	$—	$598	$—	$598
Debt Securities
Asset-Backed Securities	—	120,460	143,459	263,919
Collateralized Mortgage Obligations
Agency CMO	—	50,034	683	50,717
Non-Agency CMO	—	88,267	9,038	97,305

Total Collateralized Mortgage Obligations	—	138,301	9,721	148,022

Commercial Mortgage-Backed Securities	—	92,455	30,351	122,806
Convertible Bonds
Consumer Discretionary	—	23,629	—	23,629
Energy	—	3,781	—	3,781
Financials	—	4,927	—	4,927
Health Care	—	11,603	—	11,603
Industrials	—	15,511	—	15,511
Information Technology	—	27,093	—	27,093

Total Convertible Bonds	—	86,544	—	86,544

Corporate Bonds
Consumer Discretionary	—	115,653	—	115,653
Consumer Staples	—	38,559	—	38,559
Energy	—	40,219	—	40,219
Financials	—	213,663	—	213,663
Health Care	—	45,753	—	45,753
Industrials	—	56,217	13,746	69,963
Information Technology	—	30,809	—	30,809
Materials	—	64,217	—	64,217
Telecommunication Services	—	65,272	—	65,272
Utilities	—	40,302	—	40,302

Total Corporate Bonds	—	710,664	13,746	724,410

Mortgage Pass-Through Securities	—	6,151	—	6,151
Preferred Securities
Financials	—	103,964	—	103,964
U.S. Treasury Obligations	—	117,216	—	117,216
Loan Assignments
Consumer Discretionary	—	10,838	—	10,838
Consumer Staples	—	7,443	—	7,443
Energy	—	2,470	—	2,470
Financials	—	1,298	—	1,298

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care	$—	$4,096	$—	$4,096
Industrials	—	5,077	—	5,077
Information Technology	—	6,700	—	6,700
Materials	—	3,480	—	3,480
Telecommunication Services	—	1,696	—	1,696

Total Loan Assignments	—	43,098	—	43,098

Short-Term Investment
Investment Company	495,568	—	—	495,568

Total Investments in Securities	$495,568	$1,419,451	$197,277	$2,112,296

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,368	$—	$5,368
Futures Contracts	16	—	—	16
Credit Default Swaps	—	16	—	16

Total Appreciation in Other Financial Instruments	$16	$5,384	$—	$5,400

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(172)	$—	$(172)
Futures Contracts	(4,674)	—	—	(4,674)
Credit Default Swaps	—	(5,078)	—	(5,078)

Total Depreciation in Other Financial Instruments	$(4,674)	$(5,250)	$—	$(9,924)

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Multi-Sector Income Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Asset-Backed Securities	$137,909	$683	$(74)	$92	$17,710	$(12,861)	$—	$—	$143,459
Collateralized Mortgage Obligations - Agency CMO	2,701	203	171	(100)	—	(2,292)	—	—	683
Collateralized Mortgage Obligations - Non-Agency CMO	8,922	—	122	7	—	(13)	—	—	9,038
Commercial Mortgage-Backed Securities	21,519	(109)	255	—	6,472	(2,152)	4,366	—	30,351
Corporate Bonds - Industrials	14,602	2	16	(2)	—	(872)	—	—	13,746

Total	$185,653	$779	$490	$(3)	$24,182	$(18,190)	$4,366	$—	$197,277

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $312,000.

Multi Sector Income Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$84,202	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (2.72%)
			Constant Default Rate	0.00% - 28.00% (9.15%)
			Yield (Discount Rate of Cash Flows)	0.83% - 6.22% (4.29%)

Asset-Backed Securities	84,202

	9,721	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.26% (2.82%)
			Constant Default Rate	0.00% - 1.84% (0.27%)
			PSA Prepayment Model	380.00% - 455.00% (407.22%)
			Yield (Discount Rate of Cash Flows)	0.88% - 10.96% (2.20%)

Collateralized Mortgage Obligations	9,721

	30,350	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	1.72% - 14.98% (4.83%)

Commercial Mortgage-Backed Securities	30,350

Total	$124,273

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $73,004,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

JPMorgan Multi-Sector Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(a). Futures Contracts — The Fund uses treasury, index and other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in various swap transactions, including credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Daily Demand Notes — 1.9%
	New York — 1.9%
400	City of New York, Fiscal Year 2012, Series G, Subseries G-5, GO, VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/02/14	400
650	City of New York, Fiscal Year 2013, Series A, Subseries A-3, GO, VRDO, 0.050%, 06/02/14	650
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Subseries A-2, Rev., VRDO, 0.050%, 06/02/14	1,150
250	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.060%, 06/02/14	250
650	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.060%, 06/02/14	650
350	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Series A, Subseries A-6, Rev., VRDO, 0.070%, 06/02/14	350
8,200	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/02/14	8,200
9,675	New York State Housing Finance Agency, 160 Madison Avenue Housing, Series A, Rev., VRDO, 0.080%, 06/02/14	9,675
250	New York State Mortgage Agency, Homeowner Mortgage, Series 135, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.090%, 06/02/14	250

	Total Daily Demand Notes (Cost $21,575)	21,575

Municipal Bonds — 13.5%
	New York — 13.5%
9,105	Allegany County, Cuba-Rushford Central School District, GO, 1.000%, 06/27/14	9,108
5,308	Caguya & Tompkins Counties, Southern Cayuga Central School District, Series A, GO, BAN, 1.500%, 06/27/14	5,312
15,530	Cattaraugus County, Franklinville Central School District, GO, BAN, 1.250%, 06/27/14	15,538
2,515	Chautauqua County, Chautauqua Lake Central School District, GO, BAN, 1.250%, 06/26/14	2,516
10,430	Chautauqua County, Silver Creek Central School District, GO, BAN, 1.000%, 06/19/14	10,433
11,415	City of Auburn, GO, BAN, 1.250%, 03/03/15	11,488
6,461	City of Chemung, GO, BAN, 1.000%, 10/17/14 (w)	6,475
12,466	City of Dunkirk, Chautauqua County, GO, BAN, 1.500%, 03/26/15	12,570
4,000	Clinton County, Saranac Central School District, GO, BAN, 1.500%, 07/17/14	4,005
3,185	Dutchess County, Beacon City School District, GO, BAN, 1.250%, 06/27/14	3,187
8,000	Franklin & St. Lawrence Counties, Salmon River Central School District, GO, RAN, 1.000%, 06/19/14	8,001
5,800	Genesee County, GO, 1.250%, 11/14/14	5,820
2,239	Jefferson County, Thousand Islands Central School District, GO, BAN, 1.500%, 06/20/14	2,240
7,000	Nassau County, Mineola Union Free School District, GO, TAN, 1.000%, 06/30/14	7,003
6,425	Newark New York Central School District, GO, 1.000%, 06/26/14	6,427
6,865	Oswega & Cayuga Counties, Hannibal Central School District, GO, BAN, 1.250%, 06/27/14	6,869
6,000	Port Jefferson, Union Free School District, GO, TAN, 1.500%, 06/26/14	6,004
6,825	Steuben County, Hornell City School District, GO, BAN, 1.250%, 06/27/14	6,829
7,330	Town of Orchard Park, GO, BAN, 1.250%, 10/23/14	7,354
7,790	Town of Salina, Series A, GO, BAN, 2.000%, 01/16/15	7,864
3,896	Town of Union, Broome County, Series A, GO, BAN, 1.500%, 05/07/15	3,934
7,935	Village of Sleepy Hollow, Series A, BAN, 1.250%, 11/26/14	7,967

	Total Municipal Bonds (Cost $156,944)	156,944

Weekly Demand Notes — 78.4%
	New York — 78.4%
5,170	Albany Industrial Development Agency, Civic Facility Revenue, CHF-Holland Suites II LLC Project, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/09/14	5,170
2,950	Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.060%, 06/09/14 (m)	2,950

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
	Austin Trust, Various States,
1,300	Series 2008-1067, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.130%, 06/09/14	1,300
8,955	Series 2008-3004X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.140%, 06/09/14	8,955
11,910	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.070%, 06/09/14	11,910
	City of New York, Fiscal Year 1995,
10,230	Series B, Subseries B-4, GO, VRDO, 0.090%, 06/09/14	10,230
3,500	Series F, Subseries F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.070%, 06/09/14	3,500
3,550	City of New York, Fiscal Year 2003, Series C, Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.070%, 06/09/14	3,550
	City of New York, Fiscal Year 2004,
20,550	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.060%, 06/09/14	20,550
3,500	Series A, Subseries A-5, GO, VRDO, LOC: BMO Harris Bank N.A, 0.070%, 06/09/14	3,500
	City of New York, Fiscal Year 2006,
1,700	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	1,700
22,300	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/09/14	22,300
	City of New York, Fiscal Year 2013,
12,250	Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 06/09/14	12,250
18,750	Series A, Subseries A-5, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 06/09/14	18,750
	Deutsche Bank Spears/Lifers Trust,
10,660	Series DB-1024X, Rev., VRDO, 0.100%, 06/09/14 (e)	10,660
11,250	Series DBE-1205, GO, VRDO, 0.070%, 06/09/14 (e)	11,250
	Deutsche Bank Spears/Lifers Trust, Various States,
5,820	Series DB-1027X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 06/09/14 (e)	5,820
6,265	Series DB-1028X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 06/09/14 (e)	6,265
7,770	Series DB-1031X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 06/09/14 (e)	7,770
16,295	Series DB-1091, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.070%, 06/09/14	16,295
5,750	Series DBE-1090X, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 06/09/14 (e)	5,750
3,300	Erie County Industrial Development Agency, School Facility, Deutsche Bank Spears, Series DB-1054, Rev., VRDO, LIQ: Deutsche Bank A.G., 0.080%, 06/09/14	3,300
4,375	Franklin County Civic Development Corp., Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.070%, 06/09/14	4,375
1,235	Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.170%, 06/09/14	1,235
1,795	Long Island Power Authority, Electric System, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.040%, 06/09/14	1,795
	Metropolitan Transportation Authority, Dedicated Tax Fund,
20,580	Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.050%, 06/09/14	20,580
6,525	Subseries B-1, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.050%, 06/09/14	6,525
14,610	Nassau County Health Care Corp., Subseries B-2, Rev., VRDO, 0.040%, 06/09/14	14,610
11,250	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	11,250
7,040	New York City Housing Development Corp., Multi-Family Housing, Series ROCS RR II R-11699, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.120%, 06/09/14	7,040
4,035	New York City Housing Development Corp., Multi-Family Mortgage, 1904 Vyse Avenue Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 06/09/14	4,035

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
10,100	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/09/14	10,100
9,100	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 06/09/14	9,100
2,600	New York City Housing Development Corp., Multi-Family Mortgage, 461 Dean Street Development, Series A, Rev., VRDO, 0.050%, 06/09/14	2,600
4,435	New York City Housing Development Corp., Multi-Family Mortgage, Bathgate Avenue Apartments, Series A, Rev., VRDO, 0.050%, 06/09/14	4,435
6,665	New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.110%, 06/09/14	6,665
3,470	New York City Housing Development Corp., Multi-Family Mortgage, The Dorado Apartments, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.080%, 06/09/14	3,470
1,560	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 06/09/14	1,560
2,500	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 06/09/14	2,500
10,000	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 06/09/14	10,000
1,500	New York City Industrial Development Agency, Civic Facility, Brooklyn United Methodist Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	1,500
3,500	New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.070%, 06/09/14	3,500
300	New York City Industrial Development Agency, Jewish Board of Family & Children’s Services, Inc. Project, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/09/14	300
45,800	New York City Industrial Development Agency, Liberty, FC Hanson Office Associates LLC Project, Rev., VRDO, LOC: ING Bank N.V., 0.060%, 06/09/14	45,800
2,300	New York City Industrial Development Agency, Special Facility, 1997 Air Express International Corp. Project, Rev., VRDO, AMT, LOC: Citibank N.A., 0.060%, 06/09/14	2,300
1,400	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Subseries B-2, Rev., VRDO, 0.040%, 06/09/14	1,400
5,050	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.040%, 06/09/14	5,050
3,945	New York City Transitional Finance Authority, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.070%, 06/09/14	3,945
2,800	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-G, Rev., VRDO, 0.050%, 06/09/14	2,800
3,100	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B1, Rev., VRDO, 0.050%, 06/09/14	3,100
5,500	New York City Trust for Cultural Resources, Solomon R. Guggenheim Foundation, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	5,500
	New York Liberty Development Corp.,
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14	10,000
4,985	Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	4,985
15,525	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/09/14	15,525
7,500	Series ROCS-RR-II-R-11937, Rev., LIQ: Citibank N.A., 0.120%, 06/09/14	7,500

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
	New York Mortgage Agency, Homeowner Mortgage,
10,000	Series 125, Rev., VRDO, AMT, 0.080%, 06/09/14	10,000
12,100	Series 153, Rev., VRDO, AMT, 0.080%, 06/09/14	12,100
7,000	Series 162, Rev., VRDO, 0.060%, 06/09/14	7,000
	New York State Dormitory Authority,
4,240	Series ROCS-RR-II-R-11559, Rev., VRDO, NATL-RE-IBC, LIQ: Citibank N.A., 0.080%, 06/09/14	4,240
6,175	Series ROCS-RR-II-R-11816, Rev., LIQ: Citibank N.A., 0.070%, 06/09/14	6,175
9,430	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 06/09/14	9,430
550	New York State Dormitory Authority, Blythedale Children’s Hospital, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/09/14	550
2,200	New York State Dormitory Authority, City University System, CONS, Fifth General Resolution, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 06/09/14	2,200
9,485	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.040%, 06/09/14	9,485
55,975	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.080%, 06/09/14	55,975
	New York State Dormitory Authority, Fordham University,
9,400	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	9,400
6,855	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	6,855
1,500	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.080%, 06/09/14	1,500
2,955	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.050%, 06/09/14	2,955
	New York State Dormitory Authority, St. Johns University,
1,770	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/09/14	1,770
6,500	Series B-2, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/09/14	6,500
16,980	New York State Dormitory Authority, Teresian House, Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 0.080%, 06/09/14	16,980
4,040	New York State Dormitory Authority, The New York Public Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	4,040
6,150	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project, Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.060%, 06/09/14	6,150
13,415	New York State Housing Finance Agency, Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	13,415
1,150	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 06/09/14	1,150
4,170	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	4,170
2,000	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, AMT, 0.070%, 06/09/14	2,000
11,050	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/09/14	11,050
9,000	New York State Housing Finance Agency, 320 West 38th Street, Series B, Rev., VRDO, 0.060%, 06/09/14	9,000
5,000	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 06/09/14	5,000
6,900	New York State Housing Finance Agency, 8 East 102nd Street, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/09/14	6,900
9,300	New York State Housing Finance Agency, 80 Dekalb Avenue, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/09/14	9,300
48,900	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	48,900

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
1,450	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 06/09/14	1,450
4,085	New York State Housing Finance Agency, Clarkstown Maplewood Garden, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.040%, 06/09/14	4,085
18,100	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	18,100
15,750	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	15,750
25,500	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.090%, 06/09/14	25,500
46,210	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	46,210
3,400	New York State Housing Finance Agency, Tribeca Park, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 06/09/14	3,400
	New York State Housing Finance Agency, Victory Housing,
1,500	Series 2000-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.050%, 06/09/14	1,500
5,000	Series 2001-A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.050%, 06/09/14	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.070%, 06/09/14	6,700
1,600	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.050%, 06/09/14	1,600
10,245	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	10,245
19,600	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, 0.050%, 06/09/14	19,600
6,600	New York State Mortgage Agency, Homeowner Mortgage, Series 129, Rev., VRDO, AMT, 0.080%, 06/09/14	6,600
4,800	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund, Series ROCS RR II R-14011, Rev., LIQ: Citibank N.A., 0.080%, 06/09/14	4,800
2,390	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.160%, 06/09/14	2,390
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, AMT, LIQ: Citibank N.A., 0.120%, 06/09/14	9,505
2,100	Ramapo State Housing Authority, Spring Valley Homes Project, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.080%, 06/09/14	2,100
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/09/14	5,000
6,965	Triborough Bridge & Tunnel Authority, Subseries B-3, Rev., VRDO, 0.080%, 06/09/14	6,965

	Total Weekly Demand Notes (Cost $909,495)	909,495

SHARES
Variable Rate Demand Preferred Shares — 6.1%
13,300	BlackRock New York Muni Income Quality Trust, LIQ: Barclays Bank plc, 0.140%, 06/09/14 # (e)	13,300
20,000	Nuveen New York Investment Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 06/09/14 # (e)	20,000
20,000	Nuveen New York Performance Plus Municipal Fund, Inc., LIQ: Deutsche Bank AG, 0.150%, 06/09/14 # (e)	20,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
17,700	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 06/09/14 # (e)	17,700

	Total Variable Rate Demand Preferred Shares (Cost $71,000)	71,000

	Total Investments — 99.9% (Cost $1,159,014) *	1,159,014
	Other Assets in Excess of Liabilities — 0.1%	1,407

	NET ASSETS — 100.0%	$1,160,421

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
CONS	—	Consolidated Bonds
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of

TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$1,159,014	$—	$1,159,014

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 98.5% (t)
	District of Columbia — 0.3%
	Certificate of Participation/Lease — 0.3%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,598

	Hawaii — 0.2%
	Water & Sewer — 0.2%
800	City & County of Honolulu, Board of Water Supply, Water System, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	868

	Louisiana — 0.3%
	General Obligation — 0.3%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,677

	New Jersey — 0.5%
	Other Revenue — 0.5%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	1,038
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,311

	Total New Jersey	2,349

	New York — 96.0%
	Certificate of Participation/Lease — 2.9%
2,160	New York State Dormitory Authority, Consolidated City University System, Series A, Rev., NATL-RE-IBC, Bank of New York, 6.000%, 07/01/20	2,606
1,805	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, 5.250%, 05/15/15	1,886
	New York State Urban Development Corp., Service Contract,
7,000	Series C, Rev., 5.000%, 01/01/25	7,909
1,500	Series D, Rev., 5.375%, 01/01/21	1,745

		14,146

	Education — 7.2%
	New York City Transitional Finance Authority, Building Aid,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,264
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,678
2,500	New York State Dormitory Authority, City University System, Fifth General Resolution, Series A, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,726
	New York State Dormitory Authority, New York University,
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,724
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,122
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,236
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,625
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,995
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,922
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,061
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	3,888
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,118
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,057
155	New York State Mortgage Agency, Higher Education Finance Authority, Series A, Rev., 4.000%, 11/01/14	157
1,155	Syracuse City Industrial Development Agency, School District Project, Series A, Rev., AGM, 5.000%, 05/01/21	1,304

		34,877

	General Obligation — 18.1%
5,000	City of New York, Fiscal Year 2007, Series D, GO, 5.000%, 02/01/17	5,580
	City of New York, Fiscal Year 2008,
4,000	Series A-1, GO, 5.000%, 08/01/18	4,530
3,000	Series L, Subseries L-1, GO, 5.000%, 04/01/22	3,409
	City of New York, Fiscal Year 2009,
3,000	Series A, Subseries A-1, GO, 5.250%, 08/15/23	3,491
3,000	Series B, Subseries B-1, GO, 5.250%, 09/01/24	3,488
2,000	Series B, Subseries B-1, GO, 5.250%, 09/01/25	2,321
1,000	Series J, Subseries J-1, GO, 5.000%, 05/15/24	1,159
2,000	Subseries H-1, GO, 5.125%, 03/01/24	2,320

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
7,600	City of New York, Fiscal Year 2012, Series A-1, GO, 5.000%, 08/01/28	8,673
2,000	City of New York, Fiscal Year 2014, Series D, Subseries D-1, GO, 5.000%, 08/01/28	2,320
	City of New York, Unrefunded Balance,
3,285	Series E, GO, AGM, 5.000%, 11/01/17	3,349
1,325	Series G, GO, 5.000%, 12/01/19	1,356
2,990	Series G, GO, 5.000%, 08/01/20	3,216
1,585	Series H, GO, 5.000%, 08/01/16	1,598
65	Subseries F-1, GO, XLCA, 5.000%, 09/01/19	69
440	County of Niagara, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	443
3,050	County of Onondaga, Series A, GO, 5.000%, 03/01/24	3,553
2,380	Dutchess County, Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,738
	Monroe County, Greece Central School District,
880	Series B, GO, 4.500%, 12/15/21	1,020
765	Series B, GO, 5.000%, 12/15/22	917
500	Series B, GO, 5.000%, 12/15/23	591
	Monroe County, Public Improvement Refunding,
335	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/15	347
1,000	Series A, GO, NATL-RE-IBC, 6.000%, 03/01/18	1,143
	Monroe, Orleans & Genesee Counties, Brockport Central School District,
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,102
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,742
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	778
1,000	Nassau County, Series C, GO, AGM, 5.000%, 07/01/22	1,142
	Nassau County, General Improvement,
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,538
4,280	Series C, GO, AGC, 5.000%, 10/01/24	4,778
1,350	Nassau County, Mineola Village, Refunding, GO, 5.000%, 08/15/23	1,540
	Orange County, Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,146
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,184
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,178
20	Rockland County, Clarkstown Central School District, Unrefunded Balance, GO, AGM, 5.250%, 04/15/15	20
	State of New York,
5,000	Series A, GO, 5.000%, 02/15/27	5,726
4,000	Series C, GO, 5.000%, 04/15/17	4,164

		87,669

	Hospital — 3.4%
2,305	New York State Dormitory Authority, Long Island Jewish Obligated Group, Series A, Rev., 5.000%, 11/01/17	2,533
	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center,
1,000	Rev., NATL-RE, 5.500%, 07/01/23	1,233
370	Rev., NATL-RE, 5.750%, 07/01/19	444
4,875	Series A2, Rev., 5.000%, 07/01/26	5,508
3,000	New York State Dormitory Authority, Montefiore Medical Center, Rev., FHA, 5.000%, 08/01/20	3,327
3,000	New York State Dormitory Authority, Municipal Health Facilities Improvement Program, Series 2, Subseries 2-2, Rev., 5.000%, 01/15/21	3,386

		16,431

	Housing — 0.1%
435	New York Mortgage Agency, Homeowner Mortgage, Series 143, Rev., AMT, LIQ: Dexia Crédit Local, 4.750%, 10/01/22	451

	Industrial Development Revenue/Pollution Control Revenue — 1.3%
4,290	New York City Industrial Development Agency, New York Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,880
1,400	New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate, Subseries I-2, Rev., 5.000%, 11/01/26	1,625

		6,505

	Other Revenue — 14.4%
2,000	Erie County Industrial Development Agency, School District Project, Series A, Rev., 5.000%, 05/01/23	2,368

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	New York City Industrial Development Agency, Civic Facility, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,646
750	Series A, Rev., AGM, 5.000%, 11/15/19	753
4,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series EE, Rev., 5.000%, 06/15/28	4,608
6,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series HH, Rev., 5.000%, 06/15/26	7,718
3,000	New York City Transitional Finance Authority, Building Aid, Series S-1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,303
2,500	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal, Series B, Rev., 5.000%, 02/01/27	2,896
	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate,
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/26	1,177
1,000	Series D, Subseries D-1, Rev., 5.000%, 11/01/27	1,167
	New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured,
225	Rev., 5.250%, 11/01/19	269
335	Series B, Rev., 5.000%, 11/01/18	376
2,095	Series B, Rev., 5.000%, 11/01/20	2,341
5,000	New York State Dormitory Authority, Court Facilities, Series A, Rev., AMBAC, 5.500%, 05/15/26	6,272
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Series A-1, Rev., 5.375%, 02/15/21	1,155
1,525	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., 6.000%, 08/15/16	1,615
	New York State Dormitory Authority, Mount Sinai Hospital Obligated Group,
2,225	Series A, Rev., 5.000%, 07/01/17	2,488
2,000	Series A, Rev., 5.000%, 07/01/26	2,230
525	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., NATL-RE, 6.500%, 10/01/20	603
1,050	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,246
2,550	New York State Environmental Facilities Corp., Master Financing Program, Series C, Rev., 5.000%, 10/15/27	2,982
1,500	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series A, Rev., 5.000%, 06/15/27	1,820
4,335	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Unrefunded Balance, Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	4,611
	New York State Urban Development Corp., Service Contract,
2,000	Series B, Rev., 5.250%, 01/01/23	2,305
3,000	Series B, Rev., 5.250%, 01/01/25	3,446
	Triborough Bridge & Tunnel Authority, Unrefunded Balance,
935	Series A-2, Rev., 5.000%, 11/15/23	1,080
1,010	Series C, Rev., 5.000%, 11/15/21	1,174
1,455	Series C, Rev., 5.000%, 11/15/23	1,680
1,915	Subseries D, Rev., 5.000%, 11/15/23	2,199
1,115	TSASC, Inc., Tobacco Settlement Asset-Backed, Series 1, Rev., 4.750%, 06/01/22	1,114
	United Nations Development Corp., Senior Lien,
2,000	Series A, Rev., 5.000%, 07/01/22	2,232
1,000	Series A, Rev., 5.000%, 07/01/23	1,106

		69,980

	Prerefunded — 5.1%
1,000	City of New York, Series J, Subseries J-1, GO, AGM, 5.000%, 06/01/20 (p)	1,094
	City of New York, Fiscal Year 2006,
10	Series G, GO, 5.000%, 02/01/16 (p)	11
1,000	Subseries F-1, GO, XLCA, 5.000%, 09/01/15 (p)	1,060
785	County of Onondaga, Series A, GO, 5.250%, 05/15/16 (p)	839

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
2,500	Long Island Power Authority, Electric System, Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16 (p)	2,736
	New York City Transitional Finance Authority, Future Tax Secured,
945	Rev., 5.250%, 05/01/19 (p)	1,131
515	Series B, Rev., 5.000%, 05/01/17 (p)	579
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
5	New York State Dormitory Authority, State Personal Income Tax, Series A, Rev., 5.250%, 02/15/19 (p)	6
665	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund, Prerefunded, Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15 (p)	708
	Saratoga & Schenectady Counties, Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16 (p)	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17 (p)	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18 (p)	60
	Triborough Bridge & Tunnel Authority,
565	Series A-2, Rev., 5.000%, 11/15/18 (p)	666
3,985	Series C, Rev., 5.000%, 11/15/18 (p)	4,697
3,085	Subseries D, Rev., 5.000%, 11/15/18 (p)	3,636
6,305	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.000%, 11/15/17 (p)	7,238

		24,613

	Special Tax — 18.6%
	Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York,
1,000	Series A, Rev., 5.000%, 11/15/20	1,161
1,000	Series A, Rev., 5.000%, 11/15/21	1,170
	New York City Transitional Finance Authority, Building Aid,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,731
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,745
	New York City Transitional Finance Authority, Future Tax Secured,
3,250	Series D, Rev., 5.000%, 11/01/25	3,798
5,000	Subseries C-1, Rev., 5.000%, 11/01/19	5,683
1,545	New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate, Series A, Subseries A-1, Rev., 5.000%, 05/01/26	1,789
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,363
2,500	Series A, Rev., 5.000%, 04/01/20	2,869
	New York State Dormitory Authority, State Personal Income Tax,
5,000	Series A, Rev., 5.000%, 03/15/22	5,838
2,000	Series B, Rev., 5.000%, 03/15/20	2,346
3,455	Series B, Rev., 5.250%, 02/15/21	4,086
3,100	Series C, Rev., 5.000%, 03/15/24	3,542
3,995	New York State Dormitory Authority, State Personal Income Tax, Unrefunded Balance, Series A, Rev., 5.250%, 02/15/23	4,715
	New York State Environmental Facilities Corp., State Personal Income Tax,
1,000	Series A, Rev., 5.000%, 12/15/22	1,165
2,000	Series A, Rev., 5.250%, 12/15/18	2,371
	New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing,
1,295	Series A, Rev., 5.000%, 03/15/25	1,505
2,890	Series A, Rev., 5.000%, 03/15/26	3,349
2,705	Series A, Rev., 5.000%, 03/15/27	3,124
	New York State Thruway Authority, State Personal Income Tax,
1,325	Series A, Rev., 5.000%, 03/15/19	1,502
2,455	Series A, Rev., 5.000%, 03/15/22	2,771
2,000	Series A, Rev., 5.000%, 03/15/28	2,331
3,700	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.250%, 03/15/19	4,397
	New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,730
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,650
	New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment,
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,800
3,200	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	4,030

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Special Tax — continued
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,365

		89,926

	Transportation — 18.4%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
1,000	Series A, Rev., 5.100%, 11/15/23	1,153
1,000	Series A, Rev., 5.125%, 11/15/24	1,150
1,000	Series B, Rev., 5.250%, 11/15/22	1,187
2,000	Series B, Rev., 5.250%, 11/15/24	2,356
	Metropolitan Transportation Authority, State Service Contract Refunding,
16,920	Series A, Rev., 5.750%, 07/01/16	18,833
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,557
2,000	Metropolitan Transportation Authority, Transportation, Series C, Rev., 6.250%, 11/15/23	2,389
3,000	New York State Power Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,391
2,000	New York State Thruway Authority, Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,268
	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,796
1,500	Series A, Rev., 5.000%, 04/01/22	1,721
6,000	Series A, Rev., 5.000%, 04/01/26	6,916
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,706
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,371
8,695	Series B, Rev., 5.000%, 04/01/22	10,109
5,000	Series B, Rev., 5.000%, 04/01/24	5,614
2,000	New York State Thruway Authority, Local Highway & Bridge Service Contract, Rev., 5.000%, 04/01/19	2,349
425	Niagara Falls Bridge Commission, Toll Bridge System, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	432
	Port Authority of New York & New Jersey, CONS,
3,000	Series 147, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,313
1,500	Series 149, Rev., 5.000%, 11/15/18	1,704
4,000	Series 151, Rev., 5.250%, 09/15/23	4,464
5,000	Series 152, Rev., 5.000%, 11/01/22	5,528

		89,307

	Utility — 2.9%
	Long Island Power Authority, Electric System,
2,000	Series B, Rev., 5.625%, 04/01/24	2,275
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,097
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,641
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, LIQ: UBS AG, Zero Coupon, 06/01/21	4,271
2,500	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,834

		14,118

	Water & Sewer — 3.6%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	883
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	710
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,471
5,330	Series BB, Rev., 5.000%, 06/15/19	5,826
1,000	Series FF, Rev., 5.000%, 06/15/25	1,171
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Revolving Funds, Series B, Rev., 5.500%, 10/15/25	5,430

		17,491

	Total New York	465,514

	Ohio — 0.1%
	Housing — 0.1%
520	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, LIQ: Citibank N.A., 4.300%, 09/01/16	546

	Puerto Rico — 0.5%
	Other Revenue — 0.5%
1,920	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18 (p)	2,274

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — 0.3%
	General Obligation — 0.3%
1,750	Dallas County, Grand Prairie Independent School District, Capital Appreciation, Unlimited Tax School Building & Refunding, Series A, GO, PSF-GTD, Zero Coupon, 02/15/17	1,715

	Wisconsin — 0.3%
	Hospital — 0.3%
1,250	State of Wisconsin, Health & Education, Private Placement, Rev., 4.280%, 05/01/29 (i)	1,279

	Total Municipal Bonds (Cost $432,771)	477,820

SHARES
Short-Term Investment — 0.5%
	Investment Company — 0.5%
2,259	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,259)	2,259

	Total Investments — 99.0% (Cost $435,030)	480,079
	Other Assets in Excess of Liabilities — 1.0%	4,639

	NET ASSETS — 100.0%	$484,718

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,051
Aggregate gross unrealized depreciation	(2)

Net unrealized appreciation/depreciation	$45,049

Federal income tax cost of investments	$435,030

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
District of Columbia
Certificate of Participation/Lease	$—	$1,598	$—	$1,598

Hawaii
Water & Sewer	—	868	—	868

Louisiana
General Obligation	—	1,677	—	1,677

New Jersey
Other Revenue	—	2,349	—	2,349

New York
Certificate of Participation/Lease	—	14,146	—	14,146
Education	—	34,877	—	34,877
General Obligation	—	87,669	—	87,669
Hospital	—	16,431	—	16,431
Housing	—	451	—	451
Industrial Development Revenue/Pollution Control Revenue	—	6,505	—	6,505
Other Revenue	—	69,980	—	69,980
Prerefunded	—	24,613	—	24,613
Special Tax	—	89,926	—	89,926
Transportation	—	89,307	—	89,307
Utility	—	14,118	—	14,118
Water & Sewer	—	17,491	—	17,491

Total New York	—	465,514	—	465,514

Ohio
Housing	—	546	—	546

Puerto Rico
Other Revenue	—	2,274	—	2,274

Texas
General Obligation	—	1,715	—	1,715

Wisconsin
Hospital	—	—	1,279	1,279

Total Municipal Bonds	—	476,541	1,279	477,820

Short-Term Investment
Investment Company	2,259	—	—	2,259

Total Investments in Securities	$2,259	$476,541	$1,279	$480,079

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Annual Demand Note — 0.0%
	Supranational — 0.0%
49,084	International Bank for Reconstruction & Development, 2.375%, 05/26/15 (Cost $50,147)	50,147

Certificates of Deposit — 33.1%
255,000	ABN Amro Bank N.V., 0.260%, 08/14/14	254,864
280,000	Australia & New Zealand Banking Group Ltd., 0.220%, 09/25/14	280,000
	Banco Del Estado De Chile,
75,000	0.200%, 06/06/14	75,000
90,000	0.200%, 06/17/14	90,000
75,000	0.200%, 06/20/14	75,000
100,000	0.200%, 07/01/14	100,000
100,000	0.210%, 06/10/14	100,000
	Bank of China Ltd.,
21,000	0.685%, 06/17/14	20,994
210,000	0.690%, 06/20/14	209,924
65,000	0.690%, 06/24/14	64,971
75,000	0.740%, 07/08/14	74,943
168,000	0.750%, 07/18/14	167,836
145,000	0.800%, 07/31/14	144,807
	Bank of Montreal,
50,000	0.150%, 07/15/14	50,000
60,000	0.170%, 06/05/14	60,000
245,000	0.210%, 11/13/14	244,764
325,000	0.210%, 09/12/14	325,000
563,000	0.220%, 08/07/14	563,000
	Bank of Nova Scotia,
185,000	0.210%, 09/03/14	185,000
952,850	0.250%, 01/26/15	952,850
450,000	0.261%, 06/19/14	450,000
822,000	0.290%, 06/10/14	822,000
520,000	0.311%, 06/02/14	520,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
493,596	0.100%, 06/04/14	493,596
260,000	0.240%, 11/19/14	260,000
146,000	0.250%, 07/28/14	146,000
285,000	0.260%, 08/04/14	284,869
250,000	0.263%, 08/19/14	249,856
	Banque Federative du Credit Mutuel,
300,000	0.220%, 07/16/14	299,918
270,000	0.220%, 07/15/14	270,000
635,000	Canadian Imperial Bank of Commerce, 0.201%, 06/15/14	635,000
140,000	China Construction Bank Corp., 0.685%, 06/20/14	139,949
	Commonwealth Bank of Australia,
300,000	0.200%, 09/08/14	299,835
250,000	0.240%, 02/19/15	249,563
	Credit Industriel et Commercial,
150,000	0.210%, 07/10/14	149,966
100,000	0.210%, 07/10/14	99,977
846,000	Credit Suisse AG, 0.220%, 06/23/14	846,000
	Dexia Credit Local,
50,000	0.260%, 07/02/14	49,989
250,000	0.260%, 07/11/14	249,928
	DNB Bank ASA,
287,000	0.225%, 07/29/14	286,998
397,000	0.230%, 06/04/14	396,992
536,000	0.230%, 06/05/14	535,986
	DZ Bank AG,
375,000	0.250%, 07/07/14	374,906
408,000	0.250%, 07/09/14	407,893
260,000	0.255%, 07/25/14	259,901
	HSBC Bank plc,
137,000	0.320%, 04/14/15	137,000
315,000	0.380%, 11/17/14	315,000
201,000	0.380%, 11/18/14	201,000
194,000	0.380%, 11/19/14	194,000
	Industrial & Commercial Bank of China Ltd.,
375,000	0.550%, 06/20/14	375,000
235,000	0.780%, 06/16/14	234,924
	ING Bank N.V.,
550,000	0.260%, 08/01/14	550,000
515,000	0.260%, 08/08/14	515,000
504,000	KBC Bank N.V., 0.140%, 06/05/14	504,000
	Mitsubishi UFJ Trust & Banking Corp.,
180,000	0.220%, 07/01/14	180,000
100,000	0.240%, 07/09/14	99,974
200,000	0.250%, 10/17/14	200,000
240,000	0.250%, 10/28/14	240,000
50,000	0.250%, 11/26/14	50,000
46,000	0.250%, 12/02/14	46,000
150,000	0.255%, 12/03/14	149,806
17,000	0.260%, 09/22/14	17,000
	Mizuho Bank Ltd.,
125,000	0.150%, 06/16/14	125,000
125,000	0.150%, 06/20/14	125,000
115,000	0.200%, 06/18/14	115,001

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
55,000	0.245%, 07/08/14	54,986
	Mizuho Corporate Bank Ltd.,
94,000	0.240%, 07/16/14	93,972
310,000	0.247%, 08/18/14	309,834
60,000	0.250%, 07/31/14	59,975
	National Australia Bank Ltd.,
400,000	0.210%, 09/10/14	399,765
310,000	0.210%, 09/15/14	309,808
300,000	0.210%, 09/15/14	299,815
206,000	0.210%, 09/17/14	205,870
531,000	0.228%, 06/22/14	531,000
260,000	National Bank of Canada, 0.240%, 06/29/14	260,000
	Natixis,
125,000	0.260%, 07/31/14	125,000
403,000	0.277%, 08/04/14	403,000
148,750	0.323%, 06/25/14	148,750
100,000	Nordea Bank AB, 0.220%, 06/06/14	99,997
100,000	Nordea Bank Finland plc, 0.250%, 01/29/15	100,000
	Norinchukin Bank,
389,575	0.100%, 06/03/14	389,575
773,000	0.150%, 06/02/14	773,000
350,000	0.150%, 06/03/14	350,000
300,000	0.150%, 06/05/14	300,000
331,700	0.150%, 07/03/14	331,700
	Oversea-Chinese Banking Corp. Ltd.,
100,000	0.230%, 09/02/14	100,000
200,000	0.245%, 09/08/14	199,865
200,000	0.245%, 10/23/14	200,000
	Rabobank Nederland N.V.,
525,000	0.275%, 08/08/14	525,000
526,000	0.275%, 08/01/14	526,000
253,300	0.276%, 07/17/14	253,300
55,000	0.278%, 08/30/14	55,000
529,000	0.278%, 07/21/14	529,000
284,000	0.300%, 05/19/15	284,000
100,000	0.310%, 04/24/15	100,000
300,000	0.320%, 04/13/15	300,000
116,000	0.340%, 04/13/15	115,655
497,000	0.350%, 01/14/15	497,000
69,650	0.600%, 04/29/15	69,833
	Royal Bank of Canada,
130,000	0.249%, 06/21/14	130,000
85,000	0.260%, 06/02/14	85,000
103,000	Shizuoka Bank, 0.220%, 06/09/14	103,000
	Skandinaviska Enskilda Banken AB,
125,000	0.275%, 06/20/14	125,000
699,700	0.280%, 06/17/14	699,700
450,000	Societe Generale, 0.280%, 06/30/14	450,000
280,000	State Street Bank & Trust Co., 0.200%, 09/08/14	280,000
	Sumitomo Mitsui Banking Corp.,
490,000	0.100%, 06/03/14	490,000
63,000	0.210%, 08/13/14	63,000
675,000	0.220%, 07/07/14	675,000
250,000	0.220%, 07/11/14	250,000
110,000	0.220%, 07/11/14	110,000
350,000	0.250%, 10/21/14	350,000
150,000	0.250%, 10/29/14	150,000
500,000	0.250%, 10/30/14	500,000
280,000	0.250%, 10/31/14	280,000
60,000	0.250%, 11/10/14	60,000
350,000	0.260%, 06/03/14	350,000
198,000	0.260%, 08/05/14	198,000
270,000	0.260%, 08/13/14	270,000
75,000	0.260%, 10/02/14	75,000
177,000	0.270%, 11/17/14	176,776
	Sumitomo Mitsui Trust Bank Ltd.,
50,000	0.220%, 06/04/14	50,000
105,000	0.237%, 07/08/14	104,974
265,000	Swedbank AB, 0.250%, 08/01/14	264,888
	Toronto-Dominion Bank,
310,000	0.170%, 07/14/14	310,000
500,000	0.200%, 09/25/14	499,678
200,000	0.211%, 06/16/14	200,000
125,000	0.226%, 07/15/14	125,000
534,500	UBS AG, 0.230%, 06/03/14	534,500
	Wells Fargo Bank N.A.,
665,000	0.221%, 06/15/14	665,000
494,400	0.235%, 06/06/14	494,400
100,000	Westpac Banking Corp., 0.320%, 10/09/14	100,000

	Total Certificates of Deposit (Cost $35,711,396)	35,711,396

Commercial Paper — 24.3% (n)
140,000	ABN Amro Funding USA LLC, 0.250%, 08/04/14 (e) (m)	139,938
50,000	Albion Capital LLC, 0.160%, 06/20/14 (e) (m)	49,996
	Alpine Securitization Corp.,
65,000	0.220%, 08/19/14 (e) (m)	64,969
175,000	0.220%, 08/25/14 (e) (m)	174,909

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
	Antalis U.S. Funding Corp.,
85,000	0.160%, 06/02/14 (e)	85,000
40,000	0.160%, 06/17/14 (e)	39,997
180,000	0.170%, 06/06/14 (e)	179,996
20,000	0.240%, 07/14/14 (e)	19,994
25,000	0.250%, 06/05/14 (e)	24,999
68,500	ANZ New Zealand International Ltd., 0.205%, 10/30/14 (e) (m)	68,441
30,000	ASB Finance Ltd., 0.215%, 07/03/14 (e) (m)	29,994
150,000	Atlantic Asset Securitization LLC, 0.080%, 06/02/14 (e)	150,000
659,400	Australia & New Zealand Banking Group Ltd., 0.321%, 08/26/14 (e)	659,400
	Bank Nederlandse Gemeenten N.V.,
80,000	0.210%, 06/03/14 (e)	79,999
200,000	0.210%, 11/17/14 (e)	199,803
144,600	0.220%, 07/02/14 (e)	144,573
150,000	0.220%, 12/01/14 (e)	149,832
100,000	0.235%, 09/05/14 (e)	99,937
125,000	0.255%, 10/20/14 (e)	124,875
100,000	0.255%, 10/21/14 (e)	99,899
80,000	0.255%, 10/22/14 (e)	79,919
50,000	0.255%, 10/24/14 (e)	49,949
40,000	Bank of Nova Scotia, 0.155%, 08/04/14	39,989
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
68,900	0.115%, 06/09/14	68,898
40,000	0.240%, 07/03/14	39,992
	Banque et Caisse d’Epargne de l’Etat,
150,000	0.170%, 09/03/14	149,933
125,000	0.170%, 09/08/14	124,942
150,000	0.173%, 08/28/14	149,937
	Barclays Bank plc,
22,075	0.220%, 06/23/14 (e)	22,072
20,540	0.220%, 06/30/14 (e)	20,537
37,500	0.270%, 09/15/14 (e)	37,470
25,000	0.331%, 11/04/14 (e)	24,964
35,700	Barclays U.S. Funding Corp., 0.250%, 08/18/14	35,681
	Bedford Row Funding Corp.,
140,000	0.231%, 06/10/14 (e)	140,000
50,000	0.249%, 07/15/14 (e)	50,000
60,000	0.254%, 06/19/14 (e)	60,000
85,000	0.321%, 09/24/14 (e)	84,913
100,000	0.321%, 12/15/14 (e)	99,825
	Caisse Centrale Desjardins,
200,000	0.170%, 07/28/14 (e)	199,946
50,000	0.170%, 07/30/14 (e)	49,986
	Caisse des Depots et Consignations,
425,000	0.200%, 07/31/14 (e)	424,858
246,000	0.200%, 08/01/14 (e)	245,917
151,000	0.200%, 09/03/14 (e)	150,921
25,000	0.200%, 09/18/14 (e)	24,985
19,000	0.200%, 11/26/14 (e)	18,981
196,050	0.200%, 12/05/14 (e)	195,846
78,950	0.230%, 06/16/14 (e)	78,943
	Cancara Asset Securitisation LLC,
260,000	0.170%, 07/28/14 (e)	259,930
78,500	0.180%, 08/22/14 (e)	78,468
28,000	CDP Financial, Inc., 0.190%, 09/23/14	27,983
	Commonwealth Bank of Australia,
162,000	0.218%, 06/21/14 (e)	161,994
175,000	0.220%, 06/29/14 (e)	175,000
44,000	0.220%, 06/30/14 (e)	44,000
170,000	0.223%, 06/23/14 (e)	169,996
200,000	0.227%, 08/29/14 (e)	199,992
183,000	0.228%, 06/28/14 (e)	183,000
300,000	0.234%, 06/27/14 (e)	300,000
485,000	0.236%, 07/28/14 (e)	485,000
250,000	0.237%, 06/02/14 (e)	250,000
150,000	0.237%, 06/02/14 (e)	150,000
150,000	0.239%, 08/20/14 (e)	150,000
25,000	0.245%, 06/06/14 (e)	25,000
30,000	Credit Agricole North America, Inc., 0.220%, 06/16/14	29,997
	DBS Bank Ltd.,
21,000	0.230%, 09/10/14 (e)	20,987
50,000	0.239%, 08/21/14 (e)	50,003
63,000	0.240%, 10/14/14 (e)	62,943
38,565	0.245%, 11/21/14 (e)	38,520
100,000	0.261%, 01/21/15 (e)	99,831
53,000	0.271%, 01/30/15 (e)	52,903
	Dexia Credit Local,
120,000	0.220%, 06/05/14	119,997
95,000	0.220%, 06/05/14	94,998
75,000	0.255%, 08/22/14	74,956
	Erste Abwicklungsanstalt,
100,000	0.160%, 06/03/14 (e)	99,999
200,000	0.160%, 06/04/14 (e)	199,997
100,000	0.160%, 06/05/14 (e)	99,998
100,000	0.160%, 06/10/14 (e)	99,996

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
38,000	0.160%, 06/16/14 (e)	37,998
118,000	0.195%, 06/23/14 (e)	117,986
	Export Development Canada,
100,000	0.110%, 09/02/14	99,972
50,000	0.110%, 09/05/14	49,985
50,000	0.120%, 09/22/14	49,981
50,000	0.120%, 09/23/14	49,981
30,000	Gemini Securitization Corp. LLC, 0.200%, 06/30/14 (e)	29,995
	General Electric Capital Corp.,
290,000	0.210%, 06/10/14	289,985
120,000	0.210%, 07/09/14	119,973
10,300	Google, Inc., 0.040%, 06/12/14 (e)	10,300
100,000	Gotham Funding Corp., 0.160%, 06/26/14 (e)	99,989
	HSBC Bank plc,
253,000	0.236%, 08/19/14 (e)	253,000
250,000	0.241%, 06/18/14 (e)	250,000
180,000	ING U.S. Funding LLC, 0.240%, 08/20/14	179,904
	Kells Funding LLC,
150,000	0.192%, 06/13/14 (e)	149,998
80,000	0.200%, 06/05/14 (e)	80,000
100,000	0.220%, 08/19/14	99,952
50,000	0.220%, 08/19/14	49,976
100,000	0.224%, 08/18/14 (e)	99,996
120,000	0.227%, 08/08/14 (e)	120,000
50,000	0.228%, 08/01/14 (e)	50,002
100,000	0.229%, 08/01/14 (e)	100,000
60,000	0.230%, 11/03/14	59,941
85,000	0.230%, 11/04/14	84,915
99,500	0.233%, 07/16/14 (e)	99,498
100,000	0.234%, 06/03/14 (e)	100,000
120,000	0.235%, 07/31/14 (e)	120,002
50,000	0.238%, 04/02/15 (e)	50,000
265,000	0.239%, 07/21/14 (e)	265,000
85,000	0.261%, 06/05/14	84,997
60,000	0.276%, 03/05/15	59,873
	KFW,
200,000	0.130%, 06/23/14 (e)	199,984
235,000	0.140%, 08/08/14 (e)	234,938
300,000	0.143%, 09/03/14 (e)	299,888
	Liberty Street Funding LLC,
50,000	0.160%, 06/03/14 (e)	50,000
50,000	0.200%, 08/22/14 (e)	49,977
70,000	LMA Americas LLC, 0.230%, 07/07/14 (e)	69,984
	Macquarie Bank Ltd.,
200,000	0.170%, 06/16/14 (e)	199,986
145,000	0.170%, 06/18/14 (e)	144,988
75,000	MetLife Short Term Funding LLC, 0.220%, 10/28/14 (e)	74,932
	Mizuho Funding LLC,
185,000	0.150%, 06/27/14 (e)	184,980
85,000	0.155%, 06/02/14 (e)	85,000
	National Australia Funding Delaware, Inc.,
64,232	0.050%, 06/02/14 (e)	64,232
452,000	0.220%, 06/28/14 (e)	452,000
125,000	0.220%, 06/11/14 (e)	125,000
345,500	Natixis U.S. Finance Co. LLC, 0.260%, 07/31/14	345,350
	Nederlandse Waterschapsbank N.V.,
150,000	0.170%, 07/14/14 (e)	149,970
50,000	0.171%, 06/14/14 (e)	49,999
60,000	0.195%, 09/22/14 (e)	59,963
100,000	0.200%, 09/25/14 (e)	99,936
55,000	0.205%, 11/06/14 (e)	54,950
100,000	0.240%, 02/20/15 (e)	99,824
90,000	Newport Funding Corp., 0.351%, 10/14/14 (e)	89,882
	Nieuw Amsterdam Receivables Corp.,
70,000	0.190%, 07/18/14 (e)	69,982
60,000	0.190%, 08/20/14 (e)	59,975
	Nordea Bank AB,
200,000	0.210%, 11/14/14 (e)	199,806
277,000	0.220%, 06/04/14 (e)	276,995
140,000	0.220%, 06/05/14 (e)	139,997
180,000	0.220%, 06/06/14 (e)	179,994
197,280	0.220%, 10/16/14 (e)	197,115
	Northern Pines Funding LLC,
44,000	0.270%, 06/30/14 (e)	43,991
40,000	0.270%, 07/30/14 (e)	39,982
100,000	0.300%, 08/26/14 (e)	99,928
	NRW Bank,
459,000	0.125%, 07/02/14 (e)	458,952
500,000	0.130%, 06/02/14 (e)	499,998
	Old Line Funding LLC,
100,000	0.220%, 07/30/14 (e)	99,964
84,696	0.230%, 07/18/14 (e)	84,670
20,000	Oversea-Chinese Banking Corp. Ltd., 0.230%, 09/10/14	19,987
	Private Export Funding Corp.,
61,900	0.260%, 02/06/15 (e)	61,788

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
44,000	0.271%, 12/12/14 (e)	43,936
40,000	0.271%, 01/02/15 (e)	39,936
	Province of Ontario Canada,
40,000	0.100%, 06/05/14	40,000
60,000	0.100%, 07/28/14	59,990
9,400	0.150%, 10/20/14	9,394
35,000	Queensland Treasury Corp., 0.190%, 08/28/14	34,984
20,000	Rabobank USA Financial Corp., 0.210%, 10/01/14	19,986
	Regency Markets No. 1 LLC,
91,667	0.140%, 06/12/14 (e)	91,663
67,000	0.140%, 06/27/14 (e)	66,993
50,000	0.140%, 06/30/14 (e)	49,994
154,250	0.140%, 06/20/14 (e)	154,239
100,000	Ridgefield Funding Co. LLC, 0.320%, 08/11/14 (e)	99,937
790,000	Royal Bank of Canada, 0.278%, 07/10/14 (e)	790,000
	Skandinaviska Enskilda Banken AB,
44,000	0.270%, 07/16/14 (e)	43,985
47,000	0.275%, 06/17/14 (e)	46,994
200,000	0.275%, 06/20/14 (e)	199,971
300,000	0.275%, 07/10/14 (e)	299,911
487,000	0.275%, 07/15/14 (e)	486,836
80,000	Societe Generale North America, Inc., 0.205%, 06/13/14	79,994
	Sumitomo Mitsui Banking Corp.,
250,000	0.220%, 07/11/14 (e)	249,939
50,000	0.250%, 08/07/14 (e)	49,977
300,000	0.260%, 08/05/14 (e)	299,859
85,000	0.260%, 08/06/14 (e)	84,959
227,000	0.260%, 08/14/14 (e)	226,879
30,000	Sumitomo Mitsui Trust Bank Ltd., 0.260%, 08/06/14 (e)	29,986
200,000	Swedbank AB, 0.240%, 07/28/14	199,924
33,000	Sydney Capital Corp., Inc., 0.190%, 06/12/14 (e)	32,998
	Toyota Credit Canada, Inc.,
20,000	0.271%, 01/05/15	19,967
50,000	0.271%, 01/06/15	49,918
	United Overseas Bank Ltd.,
50,000	0.220%, 09/15/14 (e)	49,968
5,000	0.230%, 06/04/14 (e)	5,000
55,000	0.230%, 06/09/14 (e)	54,997
100,000	0.230%, 10/20/14 (e)	99,910
38,000	0.240%, 10/14/14 (e)	37,966
100,000	0.240%, 10/28/14 (e)	99,901
100,000	0.260%, 11/19/14 (e)	99,876
99,300	0.260%, 11/25/14 (e)	99,173
	Versailles Commercial Paper LLC,
50,000	0.200%, 08/05/14 (e)	49,982
120,000	0.210%, 06/16/14 (e)	119,990
27,000	0.210%, 06/19/14 (e)	26,997
50,000	0.210%, 08/18/14 (e)	49,977
	Westpac Banking Corp.,
175,000	0.220%, 06/02/14 (e)	175,000
150,000	0.220%, 06/30/14 (e)	150,000
150,000	0.220%, 06/19/14 (e)	149,989
260,000	0.221%, 06/11/14 (e)	260,000
125,000	0.221%, 06/09/14 (e)	125,000
60,000	0.222%, 06/14/14 (e)	60,000
175,000	0.230%, 06/15/14 (e)	175,000
360,000	0.233%, 08/06/14 (e)	360,000
300,000	0.234%, 06/30/14 (e)	300,000
950,000	0.239%, 07/25/14 (e)	950,000
350,000	0.260%, 06/02/14 (e)	349,996
100,000	0.260%, 06/02/14 (e)	99,999
110,000	0.306%, 09/26/14 (e)	109,891
100,000	0.321%, 10/02/14 (e)	99,891
	Working Capital Management Co.,
27,640	0.120%, 06/04/14 (e)	27,640
30,000	0.180%, 06/03/14 (e)	29,999

	Total Commercial Paper (Cost $26,212,820)	26,212,820

Corporate Notes — 3.5%
Financials — 3.5%
	Banks — 2.1%
	Bank of America N.A.
153,000	0.250%, 06/03/14	153,000
235,000	0.250%, 07/08/14	235,000
100,000	0.250%, 12/05/14	100,000
	Bank of Nova Scotia
15,000	1.850%, 01/12/15	15,144
112,105	3.400%, 01/22/15	114,343
	KFW
74,200	0.140%, 06/02/14	74,191
120,000	1.000%, 01/12/15	120,580
36,099	National Australia Bank Ltd., 2.000%, 03/09/15	36,563
97,000	Nederlandse Waterschapsbank N.V., 1.250%, 10/20/14 (e)	97,371

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Notes — continued
30,000	Rabobank Nederland N.V., 1.875%, 12/15/14	30,239
29,700	Royal Bank of Canada, 1.150%, 03/13/15	29,893
434,000	Svenska Handelsbanken AB, 0.300%, 06/27/14 (e)	434,000
785,000	Wells Fargo Bank N.A., 0.283%, 06/15/14	785,000
46,647	Westpac Banking Corp., 4.200%, 02/27/15	47,986

		2,273,310

	Capital Markets — 0.6%
628,000	ING Bank N.V., 0.213%, 06/28/14 (e)	628,000

	Insurance — 0.8%
	Metropolitan Life Global Funding I
337,000	0.457%, 07/09/14	337,000
525,650	0.534%, 06/11/14 (e)	525,650

		862,650

	Total Corporate Notes (Cost $3,763,960)	3,763,960

Foreign Government Securities — 0.5%
	Export Development Canada
100,000	0.130%, 06/02/14 (e)	100,000
51,900	0.140%, 06/02/14 (e)	51,897
100,000	0.140%, 06/02/14 (e)	100,000
180,000	0.140%, 06/02/14 (e)	180,000
150,000	Kommunalbanken A.S., 0.375%, 04/10/15 (e) (e)	150,149

	Total Foreign Government Securities (Cost $582,046)	582,046

Quarterly Demand Note — 0.0%
	Supranational — 0.0%
10,000	International Bank for Reconstruction & Development, 1.125%, 08/25/14 (Cost $10,023)	10,023

Repurchase Agreements — 12.3%
200,000	BNP Paribas Securities Corp., 0.300%, dated 05/30/14, due 06/09/14, repurchase price $200,017, collateralized by Corporate Notes and Bonds, 0.000% - 6.530%, due 06/11/14 - 04/25/46, with value $214,000. (i)	200,000
175,000	BNP Paribas Securities Corp., 0.410%, dated 05/30/14, due 06/19/14, repurchase price $175,040, collateralized by Corporate Notes and Bonds, 0.000% - 8.125%, due 06/15/14 - 09/15/43 and Soverign Government Securities, 2.625% - 10.125%, due 01/15/17 - 01/15/33, with value $183,877. (i)	175,000
45,000	Citigroup Global Markets Holdings, Inc., 0.580%, dated 05/30/14, due 07/07/14, repurchase price $45,028, collateralized by Corporate Notes and Bonds, 0.000% - 11.125%, due 12/24/14 - 12/29/49 and Soverign Government Securities, 4.875% - 7.625%, due 10/29/22 - 09/21/34, with value $48,600. (i)	45,000
175,000	Citigroup Global Markets Holdings, Inc., 0.580%, dated 05/30/14, due 07/07/14, repurchase price $175,107, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 07/01/14 - 12/29/99, Federal Home Loan Mortgage Corporation, 0.000% - 7.950, due 01/15/21 - 07/15/21, Federal National Mortgage Association, 6.000% - 7.750, due 08/25/22 - 06/17/28, Municipal Debt Securities, 0.000%, due 11/01/25 and Sovereign Government Securities, 2.500% - 13.625%, due 10/08/14 - 04/30/44 with a value of $188,970. (i)	175,000
175,000	Citigroup Global Markets Holdings, Inc., 0.580%, dated 05/30/14, due 07/07/14, repurchase price $175,107, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 09/23/14 - 12/01/39, Federal Home Loan Mortgage Corporation, 0.000%, due 01/15/21, Federal National Mortgage Association, 0.000%, due 01/25/43 and Sovereign Government Securities, 4.875% - 11.950%, due 10/08/14 - 08/05/31, with a value of $188,913. (i)	175,000
300,000	Credit Suisse First Boston USA, Inc., 0.600%, dated 05/30/14, due 07/17/14, repurchase price $300,240, collateralized by Corporate Notes and Bonds, 0.000% - 6.634%, due 03/28/34 - 04/12/49, with value $324,001. (i)	300,000
400,000	Credit Suisse First Boston USA, Inc., 0.600%, dated 05/30/14, due 07/21/14, repurchase price $400,347, collateralized by Corporate Notes and Bonds, 0.000% - 8.644%, due 01/19/23 - 04/25/55, with value $432,003. (i)	400,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
345,000	Credit Suisse First Boston USA, Inc., 0.610%, dated 05/30/14, due 07/03/14, repurchase price $345,199, collateralized by Corporate Notes and Bonds, 0.000% - 9.716%, due 11/25/19 - 03/25/53, with value $372,600. (i)	345,000
500,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 05/30/14, due 06/06/14, repurchase price $500,061, collateralized by Corporate Notes and Bonds, 0.000% - 8.567%, due 10/27/16 - 08/25/58, with value $540,001. (i)	500,000
77,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 05/30/14, due 06/10/14, repurchase price $77,015, collateralized by Corporate Notes and Bonds, 0.460% - 6.117%, due 08/15/29 - 06/25/58, with value $83,163. (i)	77,000
232,000	Credit Suisse First Boston USA, Inc., 0.630%, dated 05/30/14, due 07/25/14, repurchase price $232,227, collateralized by Corporate Notes and Bonds, 0.410% - 27.370%, due 03/25/35 - 02/25/47, with value $250,560. (i)	232,000
300,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 05/30/14, due 06/27/14, repurchase price $300,149, collateralized by Corporate Notes and Bonds, 0.080% - 54.417%, due 04/15/17 - 06/12/50, with value $324,000. (i)	300,000
330,000	Credit Suisse First Boston USA, Inc., 0.640%, dated 05/30/14, due 07/18/14, repurchase price $330,287, collateralized by Corporate Notes and Bonds, 0.550% - 15.160%, due 03/20/18 - 01/25/47, with value $356,403. (i)	330,000
400,000	Deutsche Bank Securities, Inc., 0.680%, dated 05/30/14, due 08/04/14, repurchase price $400,499, collateralized by Corporate Notes and Bonds, 0.000% - 451.254%, due 06/01/14 - 02/15/51 and Municipal Debt Securities, 0.000% - 7.000%, due 01/01/17 - 10/01/53, with a value of $420,000. (i)	400,000
445,000	Deutsche Bank Securities, Inc., 0.680%, dated 05/30/14, due 08/04/14, repurchase price $445,555, collateralized by Corporate Notes and Bonds, 0.000% - 54.538%, due 06/25/14 - 12/29/99 and Municipal Debt Securities, 0.000% - 7.000%, due 01/01/17 - 10/01/53, with a value of $467,250. (i)	445,000
5,500,000	Federal Reserve Bank of New York, 0.050%, dated 05/30/14, due 06/02/14, repurchase price $5,500,023, collateralized by U.S. Treasury Securities, 3.125% - 3.625%, dated 02/15/21 - 02/15/42, with a value of $5,500,023.	5,500,000
1,500,000	HSBC Securities USA, Inc., 0.060%, dated 05/30/14, due 06/02/14, repurchase price $1,500,008, collateralized by U.S. Treasury Securities, 0.089% - 5.000%, dated 06/15/14 - 05/15/43, with a value of $1,530,005.	1,500,000
40,000	HSBC Securities USA, Inc., 0.200%, dated 05/30/14, due 06/02/14, repurchase price $40,001, collateralized by Corporate Notes and Bonds, 3.850% - 7.500%, due 01/15/15 - 05/06/44, with value $42,005.	40,000
175,000	HSBC Securities USA, Inc., 0.330%, dated 05/30/14, due 06/02/14, repurchase price $175,005, collateralized by Corporate Notes and Bonds, 1.125% - 7.110%, due 11/20/15 - 03/06/44, with value $183,755.	175,000
48,197	Merrill Lynch PFS, Inc., 0.080%, dated 05/30/14, due 06/02/14, repurchase price $48,197, collateralized by Federal Home Loan Mortgage Corporation., 5.848% - 6.008%, dated 01/15/43 - 03/15/44 and Federal National Mortgage Association, 5.848% - 6.468%, dated 06/25/40 - 01/25/44, with a value of $49,643.	48,197
1,149,900	Merrill Lynch PFS, Inc., 0.580%, dated 05/30/14, due 06/02/14, repurchase price $1,149,956, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 06/01/14 - 12/31/99 and Municipal Debt Securities, 2.250% - 9.250%, due 05/01/19 - 02/01/30, with a value of $1,207,808.	1,149,900
404,750	Merrill Lynch PFS, Inc., 0.730%, dated 05/30/14, due 07/07/14, repurchase price $405,062, collateralized by Corporate Notes and Bonds, 0.000% - 115.200%, due 07/01/14 - 11/19/52, with value $424,988. (i)	404,750
350,000	Merrill Lynch PFS, Inc., 0.730%, dated 05/30/14, due 07/07/14, repurchase price $350,270, collateralized by Corporate Notes and Bonds, 0.000% - 15.000%, due 07/15/14 - 12/29/99, with value $367,500. (i)	350,000

	Total Repurchase Agreements (Cost $13,266,847)	13,266,847

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Semi-Annual Demand Note — 0.3%
	Supranational — 0.3%
300,000	International Bank for Reconstruction & Development, 0.110%, 09/25/14 (Cost $299,894)	299,894

Time Deposits — 22.4%
400,000	Australia & New Zealand Banking Group Ltd., 0.080%, 06/02/14	400,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
985,665	0.080%, 06/02/14	985,665
583,186	0.100%, 06/05/14	583,186
	Barclays Bank plc,
538,613	0.090%, 06/02/14	538,613
248,672	0.090%, 06/02/14	248,672
	Citibank N.A.,
900,000	0.110%, 06/05/14	900,000
217,575	0.110%, 06/05/14	217,575
	Credit Agricole Corporate and Investment Bank,
484,742	0.080%, 06/02/14	484,742
750,000	0.080%, 06/02/14	750,000
1,144,575	Credit Industriel et Commercial, 0.100%, 06/02/14	1,144,575
	DNB Bank ASA,
2,589,630	0.060%, 06/02/14	2,589,630
1,000,000	0.060%, 06/02/14	1,000,000
514,575	DZ Bank AG, 0.080%, 06/03/14	514,575
	ING Bank N.V.,
150,000	0.080%, 06/02/14	150,000
500,000	0.100%, 06/05/14	500,000
1,600,000	KBC Bank N.V., 0.100%, 06/02/14	1,600,000
	Lloyds TSB Bank plc,
638,600	0.080%, 06/02/14	638,600
1,506,000	0.090%, 06/05/14	1,506,000
217,234	National Australia Bank Ltd., 0.080%, 06/02/14	217,234
	Natixis S.A.,
1,391,431	0.090%, 06/02/14	1,391,431
500,000	0.090%, 06/02/14	500,000
	Nordea Bank Finland plc,
1,000,000	0.050%, 06/02/14	1,000,000
500,000	0.060%, 06/02/14	500,000
	Skandinaviska Enskilda Banken AB,
1,650,000	0.060%, 06/02/14	1,650,000
900,000	0.060%, 06/02/14	900,000
505,000	0.080%, 06/05/14	505,000
514,575	Svenska Handelsbanken AB, 0.080%, 06/05/14	514,575
	Swedbank AB,
1,280,000	0.080%, 06/02/14	1,280,000
1,010,000	0.080%, 06/05/14	1,010,000

	Total Time Deposits (Cost $24,220,073)	24,220,073

U.S. Government Agency Securities — 3.6%
	Federal Farm Credit Bank,
140,000	0.100%, 10/22/14	139,944
25,000	0.100%, 09/11/14	24,993
75,000	0.160%, 02/19/15	74,996
	Federal Home Loan Bank,
250,000	0.090%, 08/28/14	249,990
165,050	0.090%, 09/05/14	165,042
150,000	0.090%, 09/10/14	149,995
100,000	0.090%, 09/19/14	99,996
250,000	0.090%, 09/24/14	249,986
60,000	0.100%, 09/17/14	59,999
65,000	0.125%, 07/25/14	65,002
207,000	0.125%, 09/03/14	206,970
235,000	0.125%, 01/29/15	234,919
242,000	0.125%, 02/03/15	241,914
155,300	0.170%, 07/23/14	155,297
100,000	0.170%, 08/22/14	100,015
12,250	0.170%, 08/26/14	12,252
56,655	0.180%, 07/15/14	56,660
65,450	0.180%, 07/18/14	65,450
123,200	0.190%, 07/22/14	123,197
84,100	0.190%, 07/23/14	84,101
230,685	0.190%, 07/25/14	230,680
150,000	0.190%, 07/25/14	149,997
5,045	1.375%, 08/18/14	5,059
	Federal Home Loan Mortgage Corp.,
250,000	0.100%, 10/09/14	249,910
175,000	0.100%, 10/22/14	174,930
49,500	0.165%, 02/09/15	49,442
5,000	0.170%, 01/06/15	4,995
11,262	0.625%, 12/29/14	11,293
26,412	0.750%, 11/25/14	26,493
16,189	1.000%, 08/20/14	16,221
69,143	1.000%, 08/27/14	69,280

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
303,400	Federal National Mortgage Association, VAR, 0.130%, 06/11/14	303,383

	Total U.S. Government Agency Securities (Cost $3,852,401)	3,852,401

U.S. Treasury Obligations — 1.0%
	U.S. Treasury Notes — 1.0%
480,000	0.125%, 07/31/14	480,043
275,000	0.750%, 06/15/14	275,062
310,000	2.375%, 10/31/14	312,922

		1,068,027

	Total U.S. Treasury Obligations (Cost $1,068,027)	1,068,027

Weekly Demand Note — 0.0%
	New Jersey — 0.0%
34,000	Jets Stadium Development LLC, LOC: Sumitomo Mitsui Banking, 0.130%, 06/09/14 (e) (Cost $34,000)	34,000
	Total Investments — 101.0% (Cost $109,071,634) *	109,071,634
	Liabilities in Excess of Other Assets — (1.0)%	(1,078,034)

	NET ASSETS — 100.0%	$107,993,600

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs,

when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$109,071,634	$—	$109,071,634

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Collateralized Mortgage Obligation — 0.1%
		Non-Agency CMO — 0.1%
	91	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.400%, 03/25/36 (m) (Cost $91)	60

	Foreign Government Securities — 2.3%
		Italy Buoni Poliennali Del Tesoro, (Italy),
EUR	510	2.150%, 11/12/17	719
EUR	959	2.350%, 09/15/19	1,413

		Total Foreign Government Securities (Cost $2,008)	2,132

	U.S. Treasury Obligations — 95.2%
		U.S. Treasury Inflation Indexed Bonds,
	1,700	0.625%, 02/15/43 (m)	1,576
	2,304	0.750%, 02/15/42 (m)	2,254
	1,050	1.375%, 02/15/44 (m)	1,164
	1,586	1.750%, 01/15/28 (m)	2,067
	1,545	2.000%, 01/15/26 (m)	2,177
	685	2.125%, 02/15/40 (m)	949
	850	2.125%, 02/15/41 (m)	1,170
	2,165	2.375%, 01/15/25 (m)	3,304
	1,405	2.375%, 01/15/27 (m)	2,028
	1,691	2.500%, 01/15/29 (m)	2,358
	510	3.375%, 04/15/32 (m)	985
	880	3.625%, 04/15/28 (m)	1,815
	1,109	3.875%, 04/15/29 (m)	2,340
		U.S. Treasury Inflation Indexed Notes,
	4,436	0.125%, 04/15/16	4,874
	4,924	0.125%, 04/15/17 (k)	5,295
	1,537	0.125%, 04/15/18	1,623
	2,885	0.125%, 04/15/19	2,993
	4,052	0.125%, 01/15/22	4,261
	4,194	0.125%, 07/15/22	4,341
	4,410	0.125%, 01/15/23	4,507
	4,254	0.375%, 07/15/23	4,414
	3,569	0.625%, 07/15/21	3,945
	6,195	0.625%, 01/15/24 (m)	6,514
	3,460	1.125%, 01/15/21	4,049
	3,030	1.250%, 07/15/20	3,601
	1,767	1.375%, 01/15/20	2,118
	850	1.625%, 01/15/18	1,047
	2,116	1.875%, 07/15/15	2,677
	1,326	1.875%, 07/15/19	1,653
	1,720	2.000%, 01/15/16	2,162
	385	2.125%, 01/15/19	478
	1,030	2.375%, 01/15/17	1,322
	1,030	2.500%, 07/15/16	1,310
	1,542	2.625%, 07/15/17	1,971

		Total U.S. Treasury Obligations (Cost $84,038)	89,342

SHARES
	Short-Term Investment — 2.5%
		Investment Company — 2.5%
	2,375	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $2,375)	2,375

		Total Investments — 100.1% (Cost $88,512)	93,909
		Liabilities in Excess of Other Assets — (0.1)%	(69)

		NET ASSETS — 100.0%	$93,840

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	Euro Btp	06/06/14	$341	5
	Short Futures Outstanding
(9)	Euro Bobl	06/06/14	(1,555)	(17)
(4)	Euro Bund	06/06/14	(801)	(18)
(41)	10 Year U.S. Treasury Note	09/19/14	(5,146)	(19)
(63)	2 Year U.S. Treasury Note	09/30/14	(13,845)	(7)
(44)	5 Year U.S. Treasury Note	09/30/14	(5,269)	(12)

				(68)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
8	EUR	Citibank, N.A.	06/04/14	11	11	—	(h)
6	EUR	Credit Suisse International	06/04/14	9	9	—	(h)
5	EUR	Goldman Sachs International	06/04/14	7	7	—	(h)
30	EUR	HSBC Bank, N.A.	06/04/14	41	41	—	(h)
4	EUR	Royal Bank of Canada	06/04/14	5	5	—	(h)
538	EUR	Westpac Banking Corp.	06/04/14	749	733	(16)
4	EUR	Credit Suisse International	07/03/14	5	5	—	(h)

				827	811	(16)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
6	EUR	Australia and New Zealand Banking Group Limited	06/04/14	8	8	—	(h)
2,109	EUR	Barclays Bank plc	06/04/14	2,923	2,874	49
7	EUR	Deutsche Bank AG	06/04/14	10	10	—	(h)
8	EUR	Royal Bank of Canada	06/04/14	12	12	—	(h)
12	EUR	State Street Corp.	06/04/14	17	17	—	(h)
7	EUR	Goldman Sachs International	07/03/14	10	10	—	(h)
25	EUR	HSBC Bank, N.A.	07/03/14	33	33	—	(h)
1,550	EUR	Morgan Stanley	07/03/14	2,110	2,113	(3)

				5,123	5,077	46

Price Lock

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bond, 0.125%, 04/15/18	$103.03	6/26/2014	$9,000	$19

(†)	If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	5,822
Aggregate gross unrealized depreciation	(425)

Net unrealized appreciation/depreciation	5,397

Federal income tax cost of investments	88,512

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities (a)	$2,375	$91,534	$—	$93,909
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$49	$—	$49
Futures Contracts	5	—	—	5
Price Lock	—	19	—	19

Total Appreciation in Other Financial Instruments	$5	$68	$—	$73

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(19)	$—	$(19)
Futures Contracts	(73)	—	—	(73)

Total Depreciation in Other Financial Instruments	$(73)	$(19)	$—	$(92)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts and swaps in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (c) below describe the various derivatives used by the Fund.

(a). Futures Contracts — The Fund uses treasury and other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(c). Swaps — The Fund engages in swap transactions, including price locks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Price Locks

The Fund enters into price locks to hedge interest rate exposures within its portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

MAY 31, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 1.1%
35,000	Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.900%, 12/16/19	35,088
14,696	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3, 0.730%, 05/16/16	14,719

	Total Asset-Backed Securities (Cost $49,664)	49,807

Corporate Bonds — 17.4%
	Consumer Discretionary — 1.6%
	Auto Components — 0.1%
5,000	Johnson Controls, Inc., 5.500%, 01/15/16	5,374

	Automobiles — 0.3%
5,000	Daimler Finance North America LLC, 8.500%, 01/18/31	7,614
5,000	Ford Motor Co., 6.500%, 08/01/18	5,859

		13,473

	Media — 0.9%
	21st Century Fox America, Inc.,
5,000	6.900%, 03/01/19	6,063
4,000	8.875%, 04/26/23	5,423
5,000	CBS Corp., 3.375%, 03/01/22	5,029
5,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.000%, 03/01/21	5,604
5,000	NBCUniversal Media LLC, 4.375%, 04/01/21	5,529
5,000	Time Warner, Inc., 4.750%, 03/29/21	5,589
5,000	Viacom, Inc., 3.875%, 04/01/24	5,112

		38,349

	Multiline Retail — 0.2%
5,000	Macy’s Retail Holdings, Inc., 5.900%, 12/01/16	5,596

	Specialty Retail — 0.1%
5,000	Lowe’s Cos., Inc., 3.800%, 11/15/21	5,359

	Total Consumer Discretionary	68,151

	Consumer Staples — 1.0%
	Beverages — 0.4%
5,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	6,229
4,000	Beam, Inc., 1.875%, 05/15/17	4,018
5,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	5,739

		15,986

	Food & Staples Retailing — 0.3%
5,000	Kroger Co. (The), 5.400%, 07/15/40	5,521
5,000	Wal-Mart Stores, Inc., 5.875%, 04/05/27	6,209

		11,730

	Food Products — 0.2%
5,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	6,295
5,000	ConAgra Foods, Inc., 3.250%, 09/15/22	4,936

		11,231

	Household Products — 0.1%
5,000	Kimberly-Clark Corp., 7.500%, 11/01/18	6,217

	Total Consumer Staples	45,164

	Energy — 1.8%
	Energy Equipment & Services — 0.5%
5,000	Halliburton Co., 3.250%, 11/15/21	5,196
5,000	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	5,205
5,000	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	5,751
5,000	Weatherford International Ltd., (Bermuda), 4.500%, 04/15/22	5,319

		21,471

	Oil, Gas & Consumable Fuels — 1.3%
5,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	6,465
2,000	Apache Corp., 6.900%, 09/15/18	2,411
5,000	BP Capital Markets plc, (United Kingdom), 4.742%, 03/11/21	5,619
5,000	ConocoPhillips, 5.750%, 02/01/19	5,865
5,000	Devon Energy Corp., 2.250%, 12/15/18	5,060
1,000	Enterprise Products Operating LLC, 3.900%, 02/15/24	1,031
5,000	EOG Resources, Inc., 5.875%, 09/15/17	5,712
5,000	Marathon Oil Corp., 6.800%, 03/15/32	6,366
5,000	Petrobras International Finance Co., (Cayman Islands), 5.375%, 01/27/21	5,191
5,000	Suncor Energy, Inc., (Canada), 6.500%, 06/15/38	6,439
5,000	TransCanada PipeLines Ltd., (Canada), 7.125%, 01/15/19	6,122

		56,281

	Total Energy	77,752

	Financials — 6.7%
	Banks — 2.2%
15,000	Bank of America Corp., 7.625%, 06/01/19	18,629
5,000	Bank of Montreal, (Canada), 1.400%, 09/11/17	5,008

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

MAY 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
2,000	BNP Paribas S.A., (France), 2.700%, 08/20/18	2,050
	Citigroup, Inc.,
5,000	6.125%, 11/21/17	5,722
4,000	6.875%, 03/05/38	5,262
10,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 4.500%, 01/11/21	11,058
5,000	HSBC Holdings plc, (United Kingdom), 4.875%, 01/14/22	5,613
4,000	KeyCorp, 5.100%, 03/24/21	4,564
5,000	PNC Funding Corp., 3.300%, 03/08/22	5,120
4,000	Royal Bank of Canada, (Canada), 1.200%, 09/19/17	3,995
5,000	SunTrust Banks, Inc., 6.000%, 09/11/17	5,688
5,000	U.S. Bancorp, 1.650%, 05/15/17	5,079
5,000	Wachovia Corp., 5.750%, 06/15/17	5,669
	Wells Fargo & Co.,
5,000	Series M, 3.450%, 02/13/23	4,968
3,000	4.100%, 06/03/26	3,026
5,000	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	5,639

		97,090

	Capital Markets — 1.6%
5,000	BlackRock, Inc., Series 2, 5.000%, 12/10/19	5,716
2,000	Blackstone Holdings Finance Co. LLC, 4.750%, 02/15/23 (e)	2,200
5,000	Charles Schwab Corp. (The), 6.375%, 09/01/17	5,779
5,000	Deutsche Bank AG, (Germany), 6.000%, 09/01/17	5,703
	Goldman Sachs Group, Inc. (The),
10,000	5.250%, 07/27/21	11,240
10,000	6.125%, 02/15/33	11,908
5,000	Jefferies Group LLC, 8.500%, 07/15/19	6,230
	Morgan Stanley,
5,000	Series F, 3.875%, 04/29/24	5,056
5,000	4.750%, 03/22/17	5,456
5,000	5.500%, 07/28/21	5,717
2,000	State Street Corp., 3.100%, 05/15/23	1,953
5,000	TD Ameritrade Holding Corp., 5.600%, 12/01/19	5,845

		72,803

	Consumer Finance — 0.7%
5,000	American Express Credit Corp., 2.375%, 03/24/17	5,187
5,000	Capital One Financial Corp., 6.150%, 09/01/16	5,551
5,000	Caterpillar Financial Services Corp., 7.150%, 02/15/19	6,167
5,000	John Deere Capital Corp., 2.750%, 03/15/22	4,963
5,000	PACCAR Financial Corp., 1.600%, 03/15/17	5,071
5,000	Toyota Motor Credit Corp., 2.050%, 01/12/17	5,148

		32,087

	Diversified Financial Services — 0.9%
2,000	CME Group, Inc., 5.300%, 09/15/43	2,298
	General Electric Capital Corp.,
5,000	5.625%, 09/15/17	5,670
10,000	Series A, 6.750%, 03/15/32	13,212
5,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	6,774
5,000	NYSE Euronext, 2.000%, 10/05/17	5,117
5,000	Shell International Finance B.V., (Netherlands), 6.375%, 12/15/38	6,625

		39,696

	Insurance — 0.9%
5,000	ACE INA Holdings, Inc., 5.900%, 06/15/19	5,890
2,000	American International Group, Inc., 4.125%, 02/15/24	2,104
5,000	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	5,731
5,000	Chubb Corp. (The), 6.800%, 11/15/31	6,579
5,000	MetLife, Inc., 5.700%, 06/15/35	5,999
5,000	Prudential Financial, Inc., 4.500%, 11/16/21	5,512
5,000	Travelers Cos., Inc. (The), 5.900%, 06/02/19	5,895

		37,710

	Real Estate Investment Trusts (REITs) — 0.4%
5,000	ERP Operating LP, 5.750%, 06/15/17	5,664
5,000	HCP, Inc., 5.375%, 02/01/21	5,717
2,000	ProLogis LP, 6.875%, 03/15/20	2,420
5,000	Simon Property Group LP, 4.125%, 12/01/21	5,426

		19,227

	Total Financials	298,613

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

MAY 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.0%
	Biotechnology — 0.1%
5,000	Amgen, Inc., 5.700%, 02/01/19	5,836

	Health Care Providers & Services — 0.5%
5,000	Cardinal Health, Inc., 3.200%, 03/15/23	4,978
5,000	Express Scripts Holding Co., 3.125%, 05/15/16	5,226
5,000	Quest Diagnostics, Inc., 3.200%, 04/01/16	5,200
5,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	5,154

		20,558

	Pharmaceuticals — 0.4%
2,000	Actavis, Inc., 6.125%, 08/15/19	2,355
5,000	Novartis Securities Investment, Ltd., (Bermuda), 5.125%, 02/10/19	5,734
5,000	Teva Pharmaceutical Finance Co., B.V., (Netherlands), 2.400%, 11/10/16	5,160
5,000	Zoetis, Inc., 1.875%, 02/01/18	5,021

		18,270

	Total Health Care	44,664

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
5,000	Boeing Co. (The), 6.125%, 02/15/33	6,472

	Construction & Engineering — 0.1%
5,000	ABB Finance USA, Inc., 2.875%, 05/08/22	4,975

	Electrical Equipment — 0.1%
5,000	Eaton Corp., 6.950%, 03/20/19	5,953

	Road & Rail — 0.6%
5,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	6,194
5,000	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	6,173
5,000	CSX Corp., 5.600%, 05/01/17	5,604
6,000	Norfolk Southern Corp., 2.903%, 02/15/23	5,862
4,000	Ryder System, Inc., 2.350%, 02/26/19	4,025

		27,858

	Total Industrials	45,258

	Information Technology — 1.0%
	Electronic Equipment, Instruments & Components — 0.1%
5,000	Arrow Electronics, Inc., 7.500%, 01/15/27	6,108

	Internet Software & Services — 0.1%
5,000	eBay, Inc., 2.600%, 07/15/22	4,805

	IT Services — 0.3%
5,000	International Business Machines Corp., 7.000%, 10/30/25	6,652
5,000	Xerox Corp., 2.750%, 03/15/19	5,113

		11,765

	Semiconductors & Semiconductor Equipment — 0.1%
5,000	Intel Corp., 3.300%, 10/01/21	5,189

	Software — 0.3%
5,000	Intuit, Inc., 5.750%, 03/15/17	5,612
5,000	Oracle Corp., 5.750%, 04/15/18	5,795

		11,407

	Technology Hardware, Storage & Peripherals — 0.1%
5,000	EMC Corp., 2.650%, 06/01/20	5,087

	Total Information Technology	44,361

	Materials — 0.9%
	Chemicals — 0.3%
2,000	Dow Chemical Co. (The), 5.700%, 05/15/18	2,279
5,000	E.I. du Pont de Nemours & Co., 6.000%, 07/15/18	5,869
5,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	5,110

		13,258

	Metals & Mining — 0.6%
4,000	BHP Billiton Finance USA Ltd., (Australia), 6.500%, 04/01/19	4,841
5,000	Freeport-McMoRan Copper & Gold, Inc., 2.150%, 03/01/17	5,112
5,000	Nucor Corp., 5.750%, 12/01/17	5,713
4,000	Rio Tinto Finance USA Ltd., (Australia), 9.000%, 05/01/19	5,264
5,000	Statoil ASA, (Norway), 7.150%, 11/15/25	6,621

		27,551

	Total Materials	40,809

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.0%
	AT&T, Inc.,
7,000	4.300%, 12/15/42	6,687
5,000	5.500%, 02/01/18	5,677
5,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.654%, 06/15/30	7,354
5,000	Telefonica Emisiones S.A.U., (Spain), 5.462%, 02/16/21	5,681
	Verizon Communications, Inc.,
5,000	5.150%, 09/15/23	5,629

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

MAY 31, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
10,000	6.550%, 09/15/43	12,693

		43,721

	Wireless Telecommunication Services — 0.2%
5,000	America Movil S.A.B. de C.V., (Mexico), 5.625%, 11/15/17	5,681
5,000	Rogers Communications, Inc., (Canada), 4.100%, 10/01/23	5,226

		10,907

	Total Telecommunication Services	54,628

	Utilities — 1.2%
	Electric Utilities — 0.8%
2,000	Alabama Power Co., Series 13-A, 3.550%, 12/01/23	2,087
5,000	Appalachian Power Co., 7.000%, 04/01/38	6,813
5,000	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,939
2,000	Entergy Arkansas, Inc., 3.050%, 06/01/23	1,986
3,000	Kansas City Power & Light Co., Series 09A, 7.150%, 04/01/19	3,708
5,000	Pacific Gas & Electric Co., 6.250%, 03/01/39	6,304
5,000	Public Service Co. of Colorado, 6.500%, 08/01/38	6,779
3,000	Virginia Electric and Power Co., 4.450%, 02/15/44	3,135

		35,751

	Gas Utilities — 0.3%
5,000	Atmos Energy Corp., 8.500%, 03/15/19	6,407
5,000	Southern California Gas Co., Series KK, 5.750%, 11/15/35	6,266

		12,673

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,000	Southern Power Co., 5.250%, 07/15/43	1,120

	Multi-Utilities — 0.1%
3,000	Consolidated Edison Co. of New York, Inc., 7.125%, 12/01/18	3,671

	Total Utilities	53,215

	Total Corporate Bonds (Cost $764,970)	772,615

SHARES
Exchange Traded Fund — 4.0%
	Fixed Income — 4.0%
1,600	iShares Core Total U.S. Bond Market ETF (Cost $172,856)	175,472

PRINCIPAL AMOUNT($)
Foreign Government Security — 0.1%
3,000	United Mexican States, (Mexico), 5.550%, 01/21/45 (Cost $2,984)	3,427

SHARES
Investment Companies — 61.6%
	Fixed Income — 61.6%
35,097	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	353,079
20,678	JPMorgan Emerging Markets Debt Fund, Class R6 Shares (b)	179,071
856	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares (b)	8,333
108,506	JPMorgan High Yield Fund, Class R6 Shares (b)	883,243
115,205	JPMorgan Mortgage-Backed Securities Fund, Class R6 Shares (b)	1,311,032

	Total Investment Companies (Cost $2,725,942)	2,734,758

PRINCIPAL AMOUNT($)
U.S. Government Agency Securities — 0.4%
15,000	Federal National Mortgage Association, Zero Coupon, 10/09/19	13,222
5,000	Tennessee Valley Authority, 5.880%, 04/01/36	6,448

	Total U.S. Government Agency Securities (Cost $19,298)	19,670

U.S. Treasury Obligations — 14.7%
	U.S. Treasury Bonds,
65,000	4.500%, 08/15/39	79,666
40,000	6.000%, 02/15/26 (m)	53,850
	U.S. Treasury Notes,
55,000	0.875%, 07/31/19	53,036
25,000	1.375%, 06/30/18	25,139
120,000	1.750%, 10/31/18	122,128
155,000	1.875%, 08/31/17	159,796
70,000	2.000%, 02/15/22	69,196
85,000	3.125%, 10/31/16	90,279

	Total U.S. Treasury Obligations (Cost $669,450)	653,090

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

MAY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
7,047	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $7,047)	7,047

	Total Investments — 99.5% (Cost $4,412,211)	4,415,886
	Other Assets in Excess of Liabilities — 0.5%	22,368

	NET ASSETS — 100.0%	$4,438,254

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,712
Aggregate gross unrealized depreciation	(43,037)

Net unrealized appreciation/depreciation	$3,675

Federal income tax cost of investments	$4,412,211

JPMorgan SmartAllocation Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

MAY 31, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,917,277	$1,498,609	$—	$4,415,886

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of Investment Companies and an ETF. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 61.3%
	Consumer Discretionary — 16.4%
	Auto Components — 0.7%
1,697	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,854

	Automobiles — 3.1%
4,543	Chrysler Group LLC/CG Co-Issuer, Inc., 8.000%, 06/15/19	4,963
1,240	General Motors Co., 3.500%, 10/02/18 (e)	1,271
1,867	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	1,935

		8,169

	Distributors — 0.2%
600	VWR Funding, Inc., 7.250%, 09/15/17	638

	Hotels, Restaurants & Leisure — 3.9%
850	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 9.125%, 08/01/18	898
150	DineEquity, Inc., 9.500%, 10/30/18 (m)	162
2,975	MGM Resorts International, 11.375%, 03/01/18	3,844
625	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	636
620	MTR Gaming Group, Inc., 11.500%, 08/01/19	697
1,450	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	1,497
431	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	469
1,075	Royal Caribbean Cruises Ltd., (Liberia), 7.250%, 03/15/18	1,247
645	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	687
200	Wynn Macau Ltd., (Cayman Islands), 5.250%, 10/15/21 (e)	206

		10,343

	Household Durables — 2.9%
838	Jarden Corp., 7.500%, 05/01/17	953
	K. Hovnanian Enterprises, Inc.,
450	6.250%, 01/15/16	470
48	7.000%, 01/15/19 (e)	49
100	9.125%, 11/15/20 (e)	112
373	KB Home, 4.750%, 05/15/19	374
	Lennar Corp.,
1,800	4.500%, 06/15/19	1,827
90	6.950%, 06/01/18	101
505	Series B, 12.250%, 06/01/17	643
1,655	M/I Homes, Inc., 8.625%, 11/15/18	1,767
705	Standard Pacific Corp., 8.375%, 05/15/18	832
535	Toll Brothers Finance Corp., 6.750%, 11/01/19	611

		7,739

	Internet & Catalog Retail — 0.1%
186	SITEL LLC/Sitel Finance Corp., 11.000%, 08/01/17 (e)	198

	Media — 5.3%
300	AMC Entertainment, Inc., 9.750%, 12/01/20	344
	Cablevision Systems Corp.,
2,300	7.750%, 04/15/18	2,599
2,250	8.000%, 04/15/20	2,571
215	Cenveo Corp., 8.875%, 02/01/18 (m)	220
350	Clear Channel Communications, Inc., 9.000%, 12/15/19	373
550	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	591
	DISH DBS Corp.,
750	4.625%, 07/15/17 (m)	797
722	7.875%, 09/01/19	859
500	Gray Television, Inc., 7.500%, 10/01/20	536
875	LIN Television Corp., 8.375%, 04/15/18	924
250	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	264
1,121	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.000%, 08/01/18 (e)	1,166
537	Nielsen Finance LLC/Nielsen Finance Co., 7.750%, 10/15/18	569
707	Numericable Group S.A., (France), 4.875%, 05/15/19 (e)	721
350	Radio One, Inc., 9.250%, 02/15/20 (e)	378
655	Sinclair Television Group, Inc., 8.375%, 10/15/18	696
600	Univision Communications, Inc., 6.875%, 05/15/19 (e)	642

		14,250

	Specialty Retail — 0.2%
430	Claire’s Stores, Inc., 6.125%, 03/15/20 (e)	410

	Total Consumer Discretionary	43,601

	Consumer Staples — 2.8%
	Food & Staples Retailing — 0.9%
1,250	Rite Aid Corp., 8.000%, 08/15/20	1,377

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
910	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	993

		2,370

	Food Products — 0.9%
336	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	361
1,966	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	2,059

		2,420

	Household Products — 1.0%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
500	7.125%, 04/15/19	525
1,325	8.500%, 05/15/18	1,384
725	9.000%, 04/15/19	769

		2,678

	Total Consumer Staples	7,468

	Energy — 5.5%
	Energy Equipment & Services — 0.8%
414	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	411
200	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	214
305	PHI, Inc., 5.250%, 03/15/19 (e)	310
900	Seadrill Ltd., (Bermuda), 6.500%, 10/05/15	941
200	SESI LLC, 7.125%, 12/15/21	226

		2,102

	Oil, Gas & Consumable Fuels — 4.7%
	Chesapeake Energy Corp.,
250	3.250%, 03/15/16	252
1,152	VAR, 3.479%, 04/15/19	1,169
260	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	276
750	Comstock Resources, Inc., 7.750%, 04/01/19	799
500	Energy XXI Gulf Coast, Inc., 7.750%, 06/15/19 (m)	539
50	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	54
1,634	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,743
100	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e)	109
500	Kodiak Oil & Gas Corp., (Canada), 8.125%, 12/01/19	555
175	Laredo Petroleum, Inc., 9.500%, 02/15/19	193
270	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.000%, 12/15/18 (e)	277
760	Peabody Energy Corp., 6.000%, 11/15/18	792
400	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	419
100	Samson Investment Co., 10.750%, 02/15/20 (e)	105
1,060	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	1,118
1,613	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	1,701
1,165	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	1,264
1,070	WPX Energy, Inc., 5.250%, 01/15/17	1,142

		12,507

	Total Energy	14,609

	Financials — 5.1%
	Banks — 1.2%
	CIT Group, Inc.,
786	3.875%, 02/19/19	795
1,035	5.000%, 05/15/17	1,106
1,130	Royal Bank of Scotland Group plc, (United Kingdom), 4.700%, 07/03/18	1,193

		3,094

	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
255	6.000%, 11/15/17	267
125	6.750%, 06/01/16	135

		402

	Consumer Finance — 2.0%
	Ally Financial, Inc.,
1,700	4.750%, 09/10/18	1,805
1,035	6.250%, 12/01/17	1,157
	General Motors Financial Co., Inc.,
28	3.250%, 05/15/18	28
1,650	4.750%, 08/15/17	1,762
880	SLM Corp., 4.625%, 09/25/17	923

		5,675

	Diversified Financial Services — 1.3%
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
596	3.500%, 03/15/17	603
1,130	4.875%, 03/15/19	1,157

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
1,548	Interactive Data Corp., 5.875%, 04/15/19 (e)	1,563

		3,323

	Insurance — 0.4%
850	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,006

	Total Financials	13,500

	Health Care — 4.8%
	Health Care Equipment & Supplies — 2.0%
650	Alere, Inc., 7.250%, 07/01/18	710
3,250	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	3,551
925	Kinetic Concepts, Inc./KCI U.S.A., Inc., 10.500%, 11/01/18	1,049

		5,310

	Health Care Providers & Services — 1.9%
550	CHS/Community Health Systems, Inc., 5.125%, 08/15/18	578
462	DaVita HealthCare Partners, Inc., 6.375%, 11/01/18	485
	HCA, Inc.,
371	3.750%, 03/15/19	377
325	8.000%, 10/01/18	388
1,602	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	1,702
	Tenet Healthcare Corp.,
405	5.000%, 03/01/19 (e)	413
550	6.250%, 11/01/18	606
350	Universal Health Services, Inc., 7.000%, 10/01/18	368

		4,917

	Pharmaceuticals — 0.9%
1,650	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	1,679
110	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	118
	Valeant Pharmaceuticals International,
175	6.750%, 10/01/17 (e)	184
405	6.875%, 12/01/18 (e)	426

		2,407

	Total Health Care	12,634

	Industrials — 7.8%
	Aerospace & Defense — 1.1%
	Bombardier, Inc., (Canada),
375	4.750%, 04/15/19 (e)	380
1,700	7.500%, 03/15/18 (e)	1,925
648	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	663
60	TransDigm, Inc., 7.750%, 12/15/18	65

		3,033

	Airlines — 1.1%
2,244	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	2,435
11	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	13
327	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	348

		2,796

	Building Products — 0.8%
600	Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)	638
175	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	191
1,080	USG Corp., 6.300%, 11/15/16	1,166

		1,995

	Commercial Services & Supplies — 1.7%
	ADT Corp. (The),
710	2.250%, 07/15/17	702
575	4.125%, 04/15/19	575
66	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/17/16 (e)	68
600	Casella Waste Systems, Inc., 7.750%, 02/15/19	630
417	Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	421
455	Deluxe Corp., 7.000%, 03/15/19	487
1,270	ILFC E-Capital Trust I, VAR, 5.210%, 12/21/65 (e)	1,219
	R.R. Donnelley & Sons Co.,
150	6.125%, 01/15/17	164
325	7.250%, 05/15/18	377

		4,643

	Construction & Engineering — 0.2%
393	Tutor Perini Corp., 7.625%, 11/01/18	416

	Electrical Equipment — 0.4%
1,080	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,177

	Machinery — 0.8%
1,175	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	1,258

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
400	Bluewater Holding B.V., (Netherlands), 10.000%, 12/10/19 (e)	424
356	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	392

		2,074

	Marine — 0.0% (g)
100	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	102

	Road & Rail — 0.4%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
300	VAR, 2.986%, 12/01/17	302
200	4.875%, 11/15/17	209
608	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	556

		1,067

	Trading Companies & Distributors — 1.3%
60	Aircastle Ltd., (Bermuda), 6.250%, 12/01/19	65
625	HD Supply, Inc., 8.125%, 04/15/19	689
2,500	International Lease Finance Corp., 3.875%, 04/15/18	2,569

		3,323

	Total Industrials	20,626

	Information Technology — 3.9%
	Communications Equipment — 0.8%
750	Alcatel-Lucent U.S.A., Inc., 4.625%, 07/01/17 (e)	771
840	Avaya, Inc., 7.000%, 04/01/19 (e)	831
450	Goodman Networks, Inc., 12.125%, 07/01/18	496

		2,098

	Electronic Equipment, Instruments & Components — 1.2%
2,940	Viasystems, Inc., 7.875%, 05/01/19 (e)	3,109

	Internet Software & Services — 0.4%
1,135	IAC/InterActiveCorp., 4.875%, 11/30/18	1,189

	IT Services — 0.5%
300	First Data Corp., 7.375%, 06/15/19 (e)	322
710	iGATE Corp., 4.750%, 04/15/19 (e)	720
300	SunGard Data Systems, Inc., 6.625%, 11/01/19	317

		1,359

	Semiconductors & Semiconductor Equipment — 1.0%
2,500	Advanced Micro Devices, Inc., 6.750%, 03/01/19 (e)	2,638

	Total Information Technology	10,393

	Materials — 8.3%
	Chemicals — 1.2%
1,050	Ashland, Inc., 3.875%, 04/15/18	1,078
350	Huntsman International LLC, 8.625%, 03/15/20	382
725	INEOS Group Holdings S.A., (Luxembourg), 6.125%, 08/15/18 (e)	750
175	Olin Corp., 8.875%, 08/15/19	185
200	OMNOVA Solutions, Inc., 7.875%, 11/01/18	212
100	PolyOne Corp., 7.375%, 09/15/20	109
460	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	482

		3,198

	Construction Materials — 1.7%
400	Cemex Espana S.A., (Spain), 9.875%, 04/30/19 (e)	461
	Cemex S.A.B. de C.V., (Mexico),
625	5.875%, 03/25/19 (e)	650
910	9.500%, 06/15/18 (e)	1,047
825	VAR, 4.976%, 10/15/18 (e)	887
1,125	VAR, 5.234%, 09/30/15 (e) (m)	1,161
160	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	173

		4,379

	Containers & Packaging — 1.0%
660	Ardagh Packaging Finance plc, (Ireland), 7.375%, 10/15/17 (e) (m)	695
200	Ardagh Packaging Finance plc/Ardagh Holdings U.S.A., Inc., (Ireland), 6.250%, 01/31/19 (e)	207
200	Ardagh Packaging Finance plc/Ardagh MP Holdings U.S.A., Inc., (Ireland), 7.375%, 10/15/17 (e)	211
675	Berry Plastics Corp., 9.750%, 01/15/21 (m)	777
720	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg), 5.625%, 12/15/16 (e)	732
100	Graphic Packaging International, Inc., 7.875%, 10/01/18	106

		2,728

	Metals & Mining — 4.2%
635	Aleris International, Inc., 7.625%, 02/15/18	645
	APERAM, (Luxembourg),
600	7.375%, 04/01/16 (e)	619

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
600	7.750%, 04/01/18 (e)	639
3,370	ArcelorMittal, (Luxembourg), 6.125%, 06/01/18	3,693
480	BlueScope Steel Finance Ltd./BlueScope Steel Finance U.S.A. LLC, (Australia), 7.125%, 05/01/18 (e)	515
	Commercial Metals Co.,
445	6.500%, 07/15/17	494
875	7.350%, 08/15/18	998
725	FMG Resources August 2006 Pty Ltd., (Australia), 6.875%, 02/01/18 (e)	759
600	Imperial Metals Corp., (Canada), 7.000%, 03/15/19 (e)	612
500	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	513
600	Novelis, Inc., (Canada), 8.375%, 12/15/17	641
435	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	467
600	United States Steel Corp., 7.000%, 02/01/18	663

		11,258

	Paper & Forest Products — 0.2%
400	Clearwater Paper Corp., 7.125%, 11/01/18	422

	Total Materials	21,985

	Telecommunication Services — 5.6%
	Diversified Telecommunication Services — 4.4%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
730	7.000%, 01/15/19	772
1,530	8.125%, 04/30/20	1,667
900	CenturyLink, Inc., Series R, 5.150%, 06/15/17	979
100	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	131
350	Frontier Communications Corp., 8.125%, 10/01/18	408
1,725	Intelsat Jackson Holdings S.A., (Luxembourg), 8.500%, 11/01/19	1,839
725	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	769
660	Level 3 Communications, Inc., 11.875%, 02/01/19	738
	Level 3 Financing, Inc.,
1,050	9.375%, 04/01/19	1,154
615	VAR, 3.823%, 01/15/18 (e)	624
1,575	PAETEC Holding Corp., 9.875%, 12/01/18	1,713
120	Sprint Capital Corp., 6.900%, 05/01/19	133
510	Telesat Canada/Telesat LLC, (Canada), 6.000%, 05/15/17 (e)	527
200	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	213
50	Windstream Corp., 7.875%, 11/01/17	58

		11,725

	Wireless Telecommunication Services — 1.2%
200	eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	217
650	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e)	677
1,000	Sprint Communications, Inc., 9.000%, 11/15/18 (e)	1,215
	T-Mobile U.S.A., Inc.,
576	5.250%, 09/01/18	604
369	6.464%, 04/28/19	391

		3,104

	Total Telecommunication Services	14,829

	Utilities — 1.1%
	Independent Power & Renewable Electricity Producers — 1.1%
1,000	AES Corp., VAR, 3.227%, 06/01/19	1,009
187	Calpine Corp., 7.875%, 07/31/20 (e) (m)	204
1,500	GenOn Energy, Inc., 9.875%, 10/15/20	1,623

	Total Utilities	2,836

	Total Corporate Bonds (Cost $161,429)	162,481

Preferred Securities — 0.5% (x)
	Financials — 0.5%
	Capital Markets — 0.5%
704	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	740
467	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	483

	Total Preferred Securities (Cost $1,171)	1,223

SHARES
Preferred Stocks — 0.6%
	Financials — 0.6%
	Consumer Finance — 0.2%
23	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40	635

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Insurance — 0.4%
1	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.346%, 06/30/14 @	861
	Total Preferred Stocks (Cost $1,493)	1,496

PRINCIPAL AMOUNT($)
Loan Assignments — 33.2%
	Consumer Discretionary — 10.7%
	Auto Components — 0.7%
1,900	Cooper-Standard Automotive, Inc., Term Loan, VAR, 4.000%, 04/04/21	1,896

	Automobiles — 0.2%
650	Chrysler Group LLC, Term Loan, VAR, 3.250%, 12/31/18	646

	Hotels, Restaurants & Leisure — 2.5%
670	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/14/21	664
361	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	369
842	Golden Nugget, Inc., Term Loan, VAR, 5.500%, 11/21/19	860
1,012	Hilton Worldwide Finance LLC, Term Loan B-2, VAR, 3.500%, 10/26/20	1,008
998	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	1,015
104	Landry’s, Inc., 1st Lien Term Loan B, VAR, 4.000%, 04/24/18	104
878	Las Vegas Sands LLC, Term Loan B, VAR, 3.250%, 12/19/20	876
848	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	862
443	Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	455
356	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	356

		6,569

	Household Durables — 0.2%
251	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	252
75	Tempur Sealy International, Inc., New Term Loan B, VAR, 3.500%, 03/18/20	74
137	WNA Holdings, Inc., Term Loan, VAR, 4.500%, 06/07/20	137

		463

	Internet & Catalog Retail — 0.2%
577	1-800 Contacts, Inc., Term Loan, VAR, 4.250%, 01/29/21	575

	Leisure Products — 0.1%
296	Leslie’s Poolmart, Inc., Term Loan B, VAR, 4.250%, 10/16/19	295

	Media — 4.1%
750	Cengage Learning Acquisitions, Inc., 2020 Term Loan, VAR, 7.000%, 03/31/20	759
583	Cenveo Corp., New Term Loan B, VAR, 6.250%, 02/13/17	587
142	Clear Channel Communications, Inc., Extended Tranche E Term Loan, VAR, 7.650%, 07/30/19	142
720	Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	711
158	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16	156
497	Mission Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	494
564	Nexstar Broadcasting, Inc., Term Loan B-2, VAR, 3.750%, 10/01/20	560
1,995	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	1,994
40	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	40
337	Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	336
2,387	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	2,380
1,929	Visant Corp., 1st Lien Term Loan, VAR, 5.250%, 12/22/16 ^	1,906
796	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	782

		10,847

	Multiline Retail — 1.3%
925	Hudson’s Bay Co., New 1st Lien Term Loan, VAR, 4.750%, 11/04/20	933
994	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	1,002
1,605	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	1,600

		3,535

	Specialty Retail — 0.5%
1,325	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	1,316

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Textiles, Apparel & Luxury Goods — 0.9%
1,313	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	1,310
466	Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19	468
480	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 03/05/20	477

		2,255

	Total Consumer Discretionary	28,397

	Consumer Staples — 5.7%
	Food & Staples Retailing — 1.5%
1,369	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	1,374
644	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	651
1,908	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	1,906

		3,931

	Food Products — 4.2%
3,162	Dole Food Co., Inc., Term Loan B, VAR, 4.500%, 11/01/18	3,161
3,214	H.J. Heinz Co., USD Term Loan B-2, VAR, 3.500%, 06/05/20	3,230
870	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 04/09/21 ^	873
145	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	151
3,212	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.250%, 04/29/20	3,193
547	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	543

		11,151

	Total Consumer Staples	15,082

	Energy — 3.3%
	Energy Equipment & Services — 1.3%
99	Drillships Financing Holding, Inc., Term Loan B-1, VAR, 6.000%, 03/31/21	99
752	Floatel International Ltd., 1st Lien Term Loan B, VAR, 05/22/20 ^	752
298	Matrix Acquisition Corp., Term Loan, VAR, 4.000%, 06/07/20	298
199	Mcdermott International, Inc., Term Loan B, VAR, 5.250%, 04/15/19 ^	200
373	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	373
160	Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19	161
750	Seadrill Partners LLC, Term Loan B, VAR, 4.000%, 02/21/21 ^	747
922	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	938

		3,568

	Oil, Gas & Consumable Fuels — 2.0%
99	Alon U.S.A. Partners LP, New Term Loan B, VAR, 9.250%, 11/26/18	102
547	Arch Coal, Inc., Term Loan B, VAR, 6.250%, 05/16/18	538
875	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	865
1,005	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	1,035
357	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	358
248	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	250
697	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	698
310	Sabine Oil & Gas, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	314
406	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	408
700	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	708

		5,276

	Total Energy	8,844

	Financials — 1.4%
	Capital Markets — 0.4%
493	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20	493
488	Guggenheim Partners Investment Management Holdings LLC, New Term Loan, VAR, 4.250%, 07/22/20	489
95	Walter Investment Management Corp., 1st Lien Term Loan, VAR, 4.750%, 12/18/20	94

		1,076

	Consumer Finance — 0.2%
423	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	426

	Diversified Financial Services — 0.5%
40	Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	41
165	Ascensus, Inc., Initial Term Loan, VAR, 5.000%, 12/02/19	166
1,244	ROC Finance LLC, New 1st Lien Term Loan B, VAR, 5.000%, 06/20/19	1,222

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Financial Services — continued
130	Sedgwick, Inc., New 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	129

		1,558

	Insurance — 0.3%
226	HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20	226
505	Sedgwick CMS Holdings, Inc., Term Loan, VAR, 3.750%, 03/01/21 ^	496

		722

	Total Financials	3,782

	Health Care — 1.6%
	Biotechnology — 0.3%
310	Ikaria, Inc., 2nd Lien USD Term Loan, VAR, 8.750%, 02/14/22	314
180	Ikaria, Inc., Term Loan, VAR, 5.000%, 02/12/21	181
317	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	317

		812

	Health Care Providers & Services — 0.5%
110	CHG Healthcare Services, Inc., New 1st Lien Term Loan, VAR, 4.250%, 11/19/19	110
675	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	676
520	National Mentor Holdings, Inc., Term Loan B, VAR, 4.750%, 01/31/21	522

		1,308

	Pharmaceuticals — 0.8%
400	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17	403
66	Ceva Sante Animale S.A., Term Loan B, VAR, 6.500%, 03/19/21	65
480	Grifols Worldwide Operations Ltd., Term Loan B-1, VAR, 3.150%, 02/27/21	478
927	Par Pharmaceutical Cos., Inc., Term Loan, VAR, 4.000%, 09/30/19	922
220	Phibro Animal Health Corp., Term Loan, VAR, 4.000%, 04/16/21	219

		2,087

	Total Health Care	4,207

	Industrials — 3.1%
	Air Freight & Logistics — 0.0% (g)
8	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	8
48	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	47
46	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	45

		100

	Airlines — 0.1%
395	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.500%, 10/18/18	394

	Building Products — 0.7%
975	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20	975
399	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	401
386	Nortek, Inc., 1st Lien Term Loan B, VAR, 3.750%, 10/15/20	386

		1,762

	Commercial Services & Supplies — 1.0%
142	Garda World Security Corp., New Term Loan, VAR, 4.000%, 11/06/20	141
553	Garda World Security Corp., Term Loan, VAR, 4.000%, 11/06/20	551
437	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	438
1,232	Harland Clarke Holdings Corp., Term Loan, VAR, 6.000%, 08/04/19	1,249
99	Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19	99

		2,478

	Construction & Engineering — 0.0% (g)
99	United States Infrastructure Corp., Inc., Term Loan, VAR, 4.000%, 07/10/20	98

	Electrical Equipment — 0.1%
150	Alliance Laundry Systems LLC, New Term Loan, VAR, 4.250%, 12/10/18	150

	Industrial Conglomerates — 0.1%
303	Hudson Products Holdings, Inc., Term Loan, VAR, 6.250%, 03/15/19	303

	Machinery — 0.4%
168	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	164
630	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	627
170	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	171

		962

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Marine — 0.2%
460	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	469

	Road & Rail — 0.0% (g)
99	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	99

	Trading Companies & Distributors — 0.5%
1,244	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	1,249
169	SunSource Holdings, Inc., New Term Loan, VAR, 4.750%, 02/12/21	169

		1,418

	Total Industrials	8,233

	Information Technology — 1.8%
	Communications Equipment — 0.3%
476	Alcatel-Lucent U.S.A., Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	477
445	Avaya, Inc., Exit Term Loan B-3, VAR, 4.727%, 10/26/17	430

		907

	Electronic Equipment, Instruments & Components — 0.6%
1,600	Dell, Inc., USD Term Loan B, VAR, 4.500%, 04/29/20	1,595

	Internet Software & Services — 0.1%
175	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.500%, 05/01/21 ^	176

	IT Services — 0.4%
242	Ceridian Corp., Term Loan B, VAR, 4.401%, 05/09/17	242
730	First Data Corp., Extended USD Term Loan, VAR, 4.150%, 03/24/21	731

		973

	Semiconductors & Semiconductor Equipment — 0.4%
203	Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 04/11/21	204
228	Freescale Semiconductor, Inc., 7 Years Term Loan, VAR, 4.250%, 02/28/20	228
597	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	599

		1,031

	Software — 0.0% (g)
14	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18 ^	14

	Total Information Technology	4,696

	Materials — 3.3%
	Chemicals — 1.1%
209	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	209
51	AZ Chem U.S., Inc., Term Loan B, VAR, 5.250%, 12/22/17	51
1,193	Flint Group S.A., 1st Lien Term Loan, VAR, 05/02/21 ^	1,189
970	Kronos Worldwide, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/18/20	979
457	OCI Beaumont LLC, Term Loan B-3, VAR, 5.000%, 08/20/19	463
99	Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20	99

		2,990

	Commercial Services & Supplies — 0.2%
530	Multi Packaging Solutions, Inc., New USD Term Loan B, VAR, 4.250%, 09/30/20	530

	Construction Materials — 0.2%
50	Quikrete Holdings, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	51
522	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	522

		573

	Containers & Packaging — 0.2%
320	Ardagh Holdings U.S.A., Inc., Term Loan B, VAR, 4.000%, 12/17/19	319
120	Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 03/21/21 ^	121

		440

	Metals & Mining — 1.6%
390	Bowie Resource Partners LLC, 1st Lien Term Loan, VAR, 6.750%, 08/16/20	393
1,147	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	1,158
30	Firth Rixson Ltd., Term Loan, VAR, 4.250%, 06/30/17	29
1,120	Fortescue Metals Group Ltd., Term Loan, VAR, 3.750%, 06/30/19	1,118
600	Hi-Crush Partners LP, Term Loan B, VAR, 4.750%, 04/28/21	605
900	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	910

		4,213

	Total Materials	8,746

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
284	Cincinnati Bell Inc., Term Loan B, VAR, 4.000%, 09/10/20	283
59	Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	60
70	Level 3 Communications, Inc., 2019 Tranche B-3 Term Loan, VAR, 4.000%, 08/01/19	70
1,110	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	1,101
425	Virgin Media, Term Loan, VAR, 3.500%, 06/07/20	422
144	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/25/21 ^	144
249	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	248

	Total Telecommunication Services	2,328

	Utilities — 1.4%
	Electric Utilities — 0.8%
1,750	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan B, VAR, 4.737%, 10/10/17 ^ (d)	1,400
806	TXU Energy Retail Co. LLC, 1st Lien Term Loan, VAR, 1.842%, 05/05/16 ^ (d)	809

		2,209

	Independent Power & Renewable Electricity Producers — 0.6%
199	Calpine Construction Finance Co./CCFC Finance Corp., 1st Lien Term Loan, VAR, 3.000%, 05/03/20	195
995	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	996
326	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	326

		1,517

	Total Utilities	3,726

	Total Loan Assignments (Cost $87,804)	88,041

SHARES
Short-Term Investment — 2.6%
	Investment Company — 2.6%
7,001	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $7,001)	7,001

	Total Investments — 98.2% (Cost $258,898)	260,242
	Other Assets in Excess of Liabilities — 1.8%	4,812

	NET ASSETS — 100.0%	$265,054

Percentages indicated are based on net assets.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

PIK	—	Payment-in-Kind
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of May 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2014.
^	—	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,211
Aggregate gross unrealized depreciation	(867)

Net unrealized appreciation/depreciation	$1,344

Federal income tax cost of investments	$258,898

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$43,601	$—		$43,601
Consumer Staples	—	7,468	—		7,468
Energy	—	14,609	—		14,609
Financials	—	13,500	—		13,500
Health Care	—	12,634	—		12,634
Industrials	—	17,830	2,796		20,626
Information Technology	—	10,393	—		10,393
Materials	—	21,985	—		21,985
Telecommunication Services	—	14,829	—		14,829
Utilities	—	2,836	—		2,836

Total Corporate Bonds	—	159,685	2,796		162,481

Preferred Securities
Financials	—	1,223	—		1,223
Preferred Stocks
Financials	635	861	—		1,496
Loan Assignments
Consumer Discretionary	—	28,397	—		28,397
Consumer Staples	—	15,082	—		15,082
Energy	—	8,844	—		8,844
Financials	—	3,782	—		3,782
Health Care	—	4,207	—		4,207
Industrials	—	8,233	—		8,233
Information Technology	—	4,696	—		4,696
Materials	—	8,746	—		8,746
Telecommunication Services	—	2,328	—		2,328
Utilities	—	3,726	—		3,726

Total Loan Assignments	—	88,041	—		88,041

Short-Term Investment
Investment Company	7,001	—	—		7,001

Total Investments in Securities	$7,636	$249,810	$2,796	*	$260,242

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $2,796,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Short Duration High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Short Duration High Yield Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Corporate Bonds - Industrials	$2,953	$1	$(14)	$(10)	$465	$(599)	$—	$—	$2,796

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(14,000).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 1.5%
1,332	ABFC Trust, Series 2005-OPT1, Class A2C, VAR, 0.510%, 07/25/35	1,303
	Accredited Mortgage Loan Trust,
4,366	Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	4,242
6,332	Series 2006-2, Class A3, VAR, 0.300%, 09/25/36	6,138
	ACE Securities Corp. Home Equity Loan Trust,
280	Series 2005-HE4, Class M1, VAR, 0.650%, 07/25/35	280
3,543	Series 2005-HE7, Class A1B2, VAR, 0.450%, 11/25/35	3,314
9,082	Series 2006-NC3, Class A2B, VAR, 0.260%, 12/25/36	3,968
3,033	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.425%, 08/25/33	2,966
1,680	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 2.776%, 12/15/33	1,597
10,039	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.395%, 01/25/35	8,545
3,616	Bear Stearns Asset-Backed Securities Trust, Series 2004-SD1, Class M2, VAR, 5.320%, 12/25/42	3,053
	Centex Home Equity Loan Trust,
3,854	Series 2005-A, Class M2, VAR, 0.650%, 01/25/35	3,456
381	Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	376
2,177	Citicorp Residential Mortgage Trust, Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,216
	Citigroup Mortgage Loan Trust,
5,000	Series 2006-HE1, Class M1, VAR, 0.480%, 01/25/36	4,868
1,584	Series 2007-AMC1, Class A2A, VAR, 0.200%, 12/25/36	862
19,622	Series 2007-AMC4, Class A2B, VAR, 0.290%, 05/25/37	18,664
125	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	126
1,003	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 0.975%, 03/25/34	958
	Credit-Based Asset Servicing and Securitization LLC,
428	Series 2005-CB4, Class AF4, SUB, 4.854%, 07/25/35	425
6,760	Series 2006-CB4, Class AV4, VAR, 0.390%, 05/25/36	4,978
8,215	Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.050%, 05/28/37 (e)	8,019
5,497	Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.420%, 07/25/36	3,042
	GSAA Home Equity Trust,
10,670	Series 2007-5, Class 1AV1, VAR, 0.250%, 03/25/47	5,841
9,488	Series 2007-5, Class 2A1A, VAR, 0.270%, 04/25/47	7,321
	GSAMP Trust,
8,925	Series 2006-FM2, Class A2D, VAR, 0.390%, 09/25/36	4,119
8,897	Series 2006-NC1, Class A2, VAR, 0.330%, 02/25/36	8,641
12,274	Series 2007-NC1, Class A2C, VAR, 0.300%, 12/25/46	6,963
2,500	HLSS Servicer Advance Receivables Trust, Series 2012-T2, Class D2, 4.940%, 10/15/45 (e)	2,563
	Home Equity Asset Trust,
373	Series 2005-2, Class M2, VAR, 0.870%, 07/25/35	373
18,100	Series 2005-8, Class M1, VAR, 0.580%, 02/25/36	15,578
	Home Equity Mortgage Loan Asset-Backed Trust,
1,607	Series 2004-B, Class M2, VAR, 1.275%, 11/25/34	1,494
13,800	Series 2006-D, Class 2A3, VAR, 0.310%, 11/25/36	8,699
24,790	Series 2006-E, Class 2A3, VAR, 0.320%, 04/25/37	16,559
2,966	IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4, VAR, 1.080%, 09/25/35	2,753
3,439	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 1.005%, 07/25/34	3,306
25,850	Marine Park CLO Ltd., (Cayman Islands), Series 2012-1A, Class SUB, 05/18/23 (e) (i)	22,360

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
10,922	MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.300%, 04/25/36	4,680
	Morgan Stanley ABS Capital I, Inc. Trust,
8,365	Series 2004-OP1, Class M1, VAR, 1.020%, 11/25/34	7,469
1,970	Series 2005-WMC5, Class M4, VAR, 1.110%, 06/25/35	1,870
9,588	Series 2006-HE4, Class A3, VAR, 0.300%, 06/25/36	7,008
808	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A3, VAR, 0.320%, 02/25/36	795
	New Century Home Equity Loan Trust,
85	Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	87
5,925	Series 2005-3, Class M1, VAR, 0.630%, 07/25/35	5,888
3,430	Series 2005-4, Class M2, VAR, 0.660%, 09/25/35	2,963
6,977	Series 2005-C, Class A2C, VAR, 0.400%, 12/25/35	6,803
22,605	Series 2005-C, Class A2D, VAR, 0.490%, 12/25/35	19,114
16,266	Series 2006-2, Class A2B, VAR, 0.310%, 08/25/36	11,964
	Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
12,600	Series 2005-FM1, Class M2, VAR, 0.640%, 05/25/35	11,611
6,242	Series 2006-HE2, Class A4, VAR, 0.420%, 03/25/36	4,625
	NovaStar Mortgage Funding Trust,
6,844	Series 2006-4, Class A2D, VAR, 0.400%, 09/25/36	3,820
30,383	Series 2007-1, Class A2C, VAR, 0.330%, 03/25/37	14,695
2,954	NYMT Residential LLC, Series 2013-RP3A, SUB, 4.850%, 09/25/18 (e) (i)	2,954
	Option One Mortgage Loan Trust,
3,463	Series 2004-3, Class M2, VAR, 1.005%, 11/25/34	3,319
21,094	Series 2005-5, Class M1, VAR, 0.540%, 12/25/35	18,108
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
5,461	Series 2004-WHQ2, Class M2, VAR, 1.095%, 02/25/35	5,458
985	Series 2005-WHQ3, Class M1, VAR, 0.570%, 06/25/35	982
15,041	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.600%, 06/25/35	14,437
8,182	RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.760%, 07/25/35	7,248
	RASC Trust,
1,087	Series 2005-KS6, Class M2, VAR, 0.600%, 07/25/35	1,074
4,886	Series 2006-KS1, Class A4, VAR, 0.450%, 02/25/36	4,724
	Renaissance Home Equity Loan Trust,
2,741	Series 2004-4, Class AF4, SUB, 4.876%, 02/25/35	2,774
503	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	492
	Saxon Asset Securities Trust,
2,332	Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,267
2,911	Series 2006-2, Class A3C, VAR, 0.300%, 09/25/36	2,755
6,549	Stanwich Mortgage Loan Co. LLC, Series 2013-NPL2, Class A, 3.228%, 04/16/59 (e)	6,549
	Structured Asset Investment Loan Trust,
9,277	Series 2003-BC5, Class M1, VAR, 1.275%, 06/25/33	8,763
6,825	Series 2005-HE3, Class M1, VAR, 0.630%, 09/25/35	5,809
4,422	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class A4, VAR, 0.510%, 11/25/35	4,406
2,793	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 10/25/34	2,816
1,643	Westgate Resorts LLC, Series 2012-1, Class A, 4.500%, 09/20/25 (e)	1,662

	Total Asset-Backed Securities (Cost $374,304)	389,955

Collateralized Mortgage Obligations — 4.6%
	Agency CMO — 2.4%
	Federal Home Loan Mortgage Corp. REMIC,
2,460	Series 2906, Class SW, IF, IO, 6.549%, 11/15/34	135
9,073	Series 3155, Class PS, IF, IO, 6.999%, 05/15/36	1,193
627	Series 3171, Class OJ, PO, 06/15/36	553

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,372		Series 3218, Class AS, IF, IO, 6.429%, 09/15/36	631
5,944		Series 3236, Class IS, IF, IO, 6.499%, 11/15/36	1,107
–(h	)	Series 3387, Class SB, IF, IO, 6.269%, 11/15/37	—
3,598		Series 3628, Class A, 5.000%, 06/15/38	3,645
5,579		Series 3654, Class AU, 7.000%, 10/15/27	5,750
8,265		Series 3692, Class PS, IF, IO, 6.449%, 05/15/38	802
14,413		Series 3737, Class LI, IO, 4.500%, 05/15/24	1,225
14,191		Series 3819, Class SH, IF, IO, 6.319%, 06/15/40	2,340
4,677		Series 3827, Class H, 4.000%, 09/15/37	4,740
9,856		Series 3835, Class KA, 4.000%, 05/15/37	10,134
5,957		Series 3845, Class KP, 4.000%, 04/15/38	6,019
10,532		Series 3850, Class LS, IF, IO, 2.371%, 05/15/39	802
690		Series 3877, Class EL, 4.000%, 08/15/38	691
114		Series 3877, Class EM, 4.000%, 08/15/38	114
6,086		Series 3884, Class AD, 4.000%, 08/15/38	6,148
11,806		Series 3919, Class LS, IF, IO, 6.299%, 09/15/41	2,461
8,484		Series 3960, Class SJ, IF, IO, 6.499%, 08/15/40	1,487
24,313		Series 3960, Class SL, IF, IO, 6.349%, 11/15/41	5,079
23,718		Series 3962, Class KS, IF, IO, 1.934%, 06/15/38	1,757
20,233		Series 3989, Class SJ, IF, IO, 5.799%, 01/15/42	3,472
29,472		Series 3997, Class HS, IF, IO, 6.399%, 03/15/38	4,417
56,581		Series 4002, Class MI, IO, 4.000%, 01/15/39	10,304
11,358		Series 4013, Class SB, IF, IO, 6.299%, 03/15/42	2,889
38,906		Series 4019, Class SC, IF, IO, 6.299%, 03/15/42	7,408
27,025		Series 4027, Class SW, IF, IO, 5.769%, 04/15/42	4,703
14,533		Series 4033, Class SC, IF, IO, 6.399%, 10/15/36	2,998
43,993		Series 4050, Class EI, IO, 4.000%, 02/15/39	6,943
32,736		Series 4057, Class BS, IF, IO, 5.899%, 09/15/39	4,882
21,212		Series 4057, Class CS, IF, IO, 5.899%, 04/15/39	3,916
255,220		Series 4057, Class SA, IF, IO, 5.899%, 04/15/39	46,348
68,844		Series 4059, Class SP, IF, IO, 6.399%, 06/15/42	14,480
29,431		Series 4068, Class TS, IF, IO, 5.849%, 06/15/42	6,101
35,543		Series 4073, Class AS, IF, IO, 5.899%, 08/15/38	6,062
12,905		Series 4080, Class SA, IF, IO, 5.849%, 07/15/42	2,486
102,038		Series 4084, Class GS, IF, IO, 5.899%, 04/15/39	18,540
22,686		Series 4086, Class TS, IF, IO, 5.949%, 04/15/37	3,464
40,530		Series 4093, Class SD, IF, IO, 6.549%, 01/15/38	9,386
42,860		Series 4097, Class SA, IF, IO, 5.899%, 08/15/42	10,768
29,801		Series 4097, Class TS, IF, IO, 5.949%, 05/15/39	5,843
1,396		Series 4100, Class KJ, 3.500%, 08/15/42	1,341
12,491		Series 4102, Class SW, IF, IO, 5.949%, 05/15/39	2,432
17,440		Series 4104, Class SC, IF, IO, 5.899%, 09/15/42	3,627
11,665		Series 4113, Class JS, IF, IO, 5.899%, 07/15/39	2,246
16,831		Series 4116, Class MS, IF, IO, 6.049%, 11/15/39	3,412
57,065		Series 4119, Class SC, IF, IO, 5.999%, 10/15/42	11,695
71,058		Series 4122, Class SJ, IF, IO, 5.999%, 12/15/40	14,777
13,621		Series 4123, Class SA, IF, IO, 6.049%, 09/15/39	2,519
34,559		Series 4123, Class SB, IF, IO, 5.999%, 10/15/42	8,181
11,803		Series 4132, Class SE, IF, IO, 6.049%, 12/15/40	2,429

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
15,659	Series 4136, Class SA, IF, IO, 6.049%, 12/15/39	2,955
59,653	Series 4152, Class SG, IF, IO, 6.349%, 02/15/42	11,721
1,796	Series 4165, Class ZA, 3.500%, 02/15/43	1,581
65,602	Series 4174, Class SA, IF, IO, 6.049%, 05/15/39	12,996
51,819	Series 4199, Class SD, IF, IO, 6.049%, 06/15/39	9,303
18,699	Series 4229, Class AS, IF, IO, 5.999%, 12/15/38	3,183
14,843	Series 4238, Class SH, IF, 6.928%, 08/15/43	14,323
2,005	Series 4259, Class KN, 4.000%, 10/15/43	2,009
	Federal National Mortgage Association REMIC,
217	Series 2004-17, Class DS, IF, IO, 7.000%, 11/25/32	6
603	Series 2004-52, Class SX, IF, IO, 6.900%, 09/25/32	23
2,295	Series 2004-61, Class NS, IF, IO, 7.550%, 08/25/34	563
6,025	Series 2004-72, Class S, IF, IO, 6.350%, 09/25/34	1,196
2,713	Series 2005-13, Class AS, IF, IO, 5.950%, 03/25/35	445
6,765	Series 2005-57, Class DI, IF, IO, 6.550%, 03/25/35	540
12,816	Series 2005-82, Class SY, IF, IO, 6.580%, 09/25/35	2,591
5,548	Series 2006-3, Class SB, IF, IO, 6.550%, 07/25/35	736
3,984	Series 2006-20, Class IG, IF, IO, 6.500%, 04/25/36	629
23,077	Series 2006-58, Class SI, IF, IO, 6.390%, 07/25/36	3,653
9,990	Series 2006-70, Class JI, IF, IO, 6.450%, 06/25/36	1,774
1,670	Series 2006-72, Class XI, IF, IO, 6.350%, 08/25/36	290
2,858	Series 2006-106, Class CS, IF, IO, 6.440%, 11/25/36	537
3,330	Series 2006-108, Class S, IF, IO, 7.050%, 11/25/36	906
4,355	Series 2006-109, Class SG, IF, IO, 6.480%, 11/25/36	839
6,766	Series 2006-125, Class SA, IF, IO, 6.570%, 01/25/37	1,013
4,446	Series 2007-37, Class SA, IF, IO, 5.970%, 05/25/37	760
10,043	Series 2007-44, Class HE, IF, IO, 6.270%, 05/25/37	1,707
12,355	Series 2007-55, Class S, IF, IO, 6.610%, 06/25/37	2,528
3,053	Series 2007-88, Class MI, IF, IO, 6.370%, 09/25/37	667
1,394	Series 2007-88, Class XI, IF, IO, 6.390%, 06/25/37	203
9,202	Series 2007-91, Class AS, IF, IO, 6.250%, 10/25/37	1,320
5,643	Series 2008-17, Class KS, IF, IO, 6.200%, 11/25/37	907
3,208	Series 2008-34, Class GS, IF, IO, 6.300%, 05/25/38	377
2,895	Series 2008-41, Class S, IF, IO, 6.650%, 11/25/36	548
42	Series 2009-65, Class MB, 4.000%, 10/25/37	42
31,911	Series 2009-87, Class SG, IF, IO, 6.100%, 11/25/39	5,706
27,648	Series 2009-110, Class SD, IF, IO, 6.100%, 01/25/40	5,358
167	Series 2010-34, Class JD, 3.000%, 09/25/37	168
5,085	Series 2010-54, Class PA, 4.500%, 04/25/39	5,215
4,954	Series 2010-79, Class NA, 4.500%, 05/25/36	4,984
3,581	Series 2010-156, Class BA, 4.000%, 10/25/31	3,619
14,931	Series 2011-18, Class UA, 4.000%, 08/25/38	15,428
382	Series 2011-40, Class LJ, 4.500%, 01/25/34	383
1,481	Series 2011-70, Class CL, 3.000%, 08/25/26	1,500
19,754	Series 2011-101, Class SC, IF, IO, 6.350%, 10/25/40	3,361
20,131	Series 2011-118, Class CS, IF, IO, 6.350%, 10/25/39	3,922
11,403	Series 2011-124, Class DS, IF, IO, 6.400%, 08/25/40	1,875
260	Series 2012-11, Class PN, 4.000%, 11/25/40	261

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
7,618	Series 2012-14, Class LS, IF, IO, 6.350%, 03/25/42	1,690
3,658	Series 2012-20, Class JS, IF, IO, 5.850%, 10/25/38	747
32,395	Series 2012-30, Class MS, IF, IO, 6.300%, 04/25/42	6,269
13,222	Series 2012-42, Class PS, IF, IO, 6.430%, 08/25/41	2,404
54,370	Series 2012-63, Class DS, IF, IO, 6.400%, 03/25/39	10,561
75,216	Series 2012-73, Class LS, IF, IO, 5.900%, 06/25/39	14,463
44,566	Series 2012-74, Class AS, IF, IO, 5.900%, 03/25/39	8,433
14,591	Series 2012-76, Class DS, IF, IO, 6.400%, 05/25/39	3,009
25,798	Series 2012-83, Class LS, IF, IO, 5.250%, 08/25/42	4,170
12,893	Series 2012-84, Class QS, IF, IO, 6.500%, 09/25/31	2,801
11,247	Series 2012-84, Class SQ, IF, IO, 6.500%, 08/25/32	2,689
20,847	Series 2012-87, Class NS, IF, IO, 5.900%, 02/25/39	3,830
35,375	Series 2012-94, Class KS, IF, IO, 6.500%, 05/25/38	7,976
30,953	Series 2012-94, Class SL, IF, IO, 6.550%, 05/25/38	7,070
46,789	Series 2012-98, Class SA, IF, IO, 5.900%, 05/25/39	8,909
12,554	Series 2012-107, Class QS, IF, IO, 5.950%, 10/25/40	2,710
12,468	Series 2012-110, Class MS, IF, IO, 5.850%, 10/25/42	3,131
21,822	Series 2012-110, Class SB, IF, IO, 6.550%, 10/25/32	5,155
8,609	Series 2012-111, Class KS, IF, IO, 6.000%, 01/25/40	1,446
34,620	Series 2012-114, Class DS, IF, IO, 5.950%, 08/25/39	7,001
35,146	Series 2012-114, Class HS, IF, IO, 6.000%, 03/25/40	6,856
59,441	Series 2012-115, Class DS, IF, IO, 5.950%, 10/25/42	11,591
42,135	Series 2012-120, Class SE, IF, IO, 6.050%, 02/25/39	8,281
30,803	Series 2012-124, Class DS, IF, IO, 6.000%, 04/25/40	6,088
40,595	Series 2012-137, Class CS, IF, IO, 6.050%, 08/25/41	8,686
6,294	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	1,164
28,516	Series 2013-2, Class S, IF, IO, 6.000%, 02/25/43	6,411
9,586	Series 2013-5, Class EZ, 2.000%, 08/25/42	8,124
23,039	Series 2013-9, Class SG, IF, IO, 6.050%, 03/25/39	4,707
6,480	Series 2013-29, Class QZ, 4.000%, 04/25/43	6,346
3,120	Series 2013-33, Class DZ, 3.500%, 08/25/42	2,900
12,638	Series 2013-131, Class S, IF, IO, 5.900%, 01/25/34	2,681
	Federal National Mortgage Association STRIPS,
2,059	Series 366, Class 18, IO, 4.000%, 11/01/20	152
1,842	Series 377, Class 2, IO, 5.000%, 10/01/36	319
2,407	Series 379, Class 2, IO, 5.500%, 05/01/37	378
8,097	Series 390, Class C7, IO, 4.000%, 07/25/23	491
12,676	Series 390, Class C8, IO, 4.500%, 07/25/23	894
	Government National Mortgage Association,
1,063	Series 2005-7, Class NL, IF, IO, 6.599%, 03/17/33	136
5,312	Series 2009-41, Class GS, IF, IO, 5.899%, 06/16/39	763
31,124	Series 2010-9, Class YD, IF, IO, 6.649%, 01/16/40	6,262
44,818	Series 2010-42, Class ES, IF, IO, 5.531%, 04/20/40	7,235
9,529	Series 2011-85, Class SA, IF, IO, 5.971%, 06/20/41	1,687
5,246	Series 2012-93, Class MS, IF, IO, 6.501%, 07/20/42	1,294
13,323	Series 2013-69, Class SM, IF, IO, 6.051%, 05/20/43	1,989
21,206	Series 2013-165, Class ST, IF, IO, 6.001%, 11/20/43	3,921
26,953	Series 2013-190, Class KS, IF, IO, 5.401%, 12/20/43	4,128

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
13,640	Series 2014-2, Class NS, IF, IO, 6.001%, 01/20/44	1,968
19,015	Series 2014-68, Class SK, IF, IO, 6.050%, 05/20/44	2,781

		632,230

	Non-Agency CMO — 2.2%
2,968	Adjustable Rate Mortgage Trust, Series 2005-10, Class 1A21, VAR, 2.708%, 01/25/36	2,602
	Alternative Loan Trust,
3,840	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	3,983
1,138	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	1,162
2,883	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	2,269
4,741	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	4,643
7,246	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	6,820
2,134	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	2,121
9,155	Series 2005-70CB, Class A5, 5.500%, 12/25/35	8,118
3,266	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	3,121
1,740	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,724
3,924	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	4,011
2,901	Series 2006-19CB, Class A15, 6.000%, 08/25/36	2,543
2,845	Series 2006-24CB, Class A1, 6.000%, 06/25/36	2,548
5,193	Series 2006-24CB, Class A23, 6.000%, 06/25/36	4,633
7,787	Series 2006-25CB, Class A9, 6.000%, 10/25/36	6,943
1,171	Series 2006-28CB, Class A17, 6.000%, 10/25/36	959
4,157	Series 2006-31CB, Class A3, 6.000%, 11/25/36	3,533
11,707	Series 2006-36T2, Class 2A1, 6.250%, 12/25/36	9,223
1,053	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	908
427	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	370
1,441	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,178
3,000	American General Mortgage Loan Trust, Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,077
2,979	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, VAR, 0.340%, 09/25/46	2,185
	Banc of America Alternative Loan Trust,
7,410	Series 2004-1, Class 1A1, 6.000%, 02/25/34	7,889
4,131	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	4,093
3,363	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	3,283
4,216	Series 2006-4, Class 2A1, 6.000%, 05/25/21	4,268
	Banc of America Funding Trust,
4,883	Series 2005-1, Class 1A1, 5.500%, 02/25/35	5,054
2,288	Series 2006-1, Class 2A1, 5.500%, 01/25/36	2,323
4,124	Series 2006-D, Class 5A2, VAR, 4.921%, 05/20/36	3,847
	Banc of America Mortgage Trust,
285	Series 2005-10, Class 1A13, 5.500%, 11/25/35	286
2,610	Series 2005-11, Class 2A1, 5.250%, 12/25/20	2,669
11,588	Series 2007-3, Class 1A1, 6.000%, 09/25/37	10,672
8,757	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class A1, SUB, 5.750%, 10/25/34	8,989
	Chase Mortgage Finance Trust,
3,299	Series 2005-S1, Class 1A15, 6.000%, 05/25/35	3,477
12,460	Series 2006-S2, Class 1A9, 6.250%, 10/25/36	10,874
	CHL Mortgage Pass-Through Trust,
5,326	Series 2005-20, Class A7, 5.250%, 12/25/27	5,131
1,531	Series 2005-21, Class A2, 5.500%, 10/25/35	1,535
2,906	Series 2006-15, Class A1, 6.250%, 10/25/36	2,626
1,621	Series 2006-20, Class 1A36, 5.750%, 02/25/37	1,476

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
16	Series 2007-16, Class A1, 6.500%, 10/25/37	15
10,947	Series 2007-17, Class 1A1, 6.000%, 10/25/37	10,523
	Citicorp Mortgage Securities Trust,
6,085	Series 2006-5, Class 1A3, 6.000%, 10/25/36	6,154
987	Series 2006-7, Class 2A1, 5.500%, 12/25/21	1,003
40	Series 2007-2, Class 1A5, 5.750%, 02/25/37	40
8,045	Series 2007-5, Class 1A9, 6.000%, 06/25/37	8,337
3,061	Citigroup Mortgage Loan Trust, Series 2006-4, Class 1A1, 5.500%, 12/25/20	2,991
	CitiMortgage Alternative Loan Trust,
7,695	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	7,032
5,352	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	4,985
683	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	693
9,183	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	7,808
	Credit Suisse First Boston Mortgage Securities Corp.,
3,180	Series 2003-AR24, Class 2A4, VAR, 2.578%, 10/25/33	3,111
3,536	Series 2004-5, Class 4A1, 6.000%, 09/25/34	3,630
996	Series 2005-5, Class 1A1, 5.000%, 07/25/20	997
409	Series 2005-7, Class 3A1, 5.000%, 08/25/20	409
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
4,691	Series 2005-1, Class 1A1, VAR, 0.650%, 02/25/35	4,265
2,525	Series 2005-1, Class 2A1, VAR, 5.741%, 02/25/20	2,615
9,115	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.750%, 04/25/24	9,801
5,560	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M2, VAR, 2.748%, 05/25/24	5,560
3,957	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA7, Class A1, 5.750%, 12/25/36	3,273
4,838	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	4,138
4,707	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A3, 6.000%, 08/25/36	4,557
4,385	GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.460%, 10/25/45	3,462
	GSR Mortgage Loan Trust,
5,381	Series 2006-2F, Class 2A1, 5.750%, 02/25/36	5,031
3,928	Series 2006-3F, Class 2A7, 5.750%, 03/25/36	3,781
617	Series 2006-9F, Class 7A1, 4.500%, 07/25/21	539
1,123	Series 2006-9F, Class 9A1, 6.000%, 08/25/21	1,112
5,464	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.328%, 12/19/34	4,599
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.780%, 01/25/35	4,790
4,409	Impac CMB Trust, Series 2004-6, Class 1A2, VAR, 0.930%, 10/25/34	4,086
3,446	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	3,652
	Lehman Mortgage Trust,
3,040	Series 2005-1, Class 7A1, 5.500%, 11/25/20	3,057
2,093	Series 2006-4, Class 3A1, 5.000%, 08/25/21	2,037
6,450	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.300%, 12/25/36	5,700
	MASTR Alternative Loan Trust,
2,375	Series 2004-7, Class 10A1, 6.000%, 06/25/34	2,472
4,481	Series 2004-13, Class 9A1, 5.500%, 01/25/35	4,643
5,305	Series 2005-5, Class 3A1, 5.750%, 08/25/35	4,730
2,634	NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A1, 6.500%, 03/25/34 (e)	2,755

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Prime Mortgage Trust,
4,021	Series 2005-2, Class 2A1, VAR, 6.850%, 10/25/32	4,295
426	Series 2006-1, Class 2A5, 6.000%, 06/25/36	427
	RALI Trust,
5,323	Series 2003-QS16, Class A1, 5.000%, 08/25/18	5,380
3,025	Series 2003-QS20, Class CB, 5.000%, 11/25/18	3,102
1,523	Series 2005-QS3, Class 2A1, 5.000%, 03/25/20	1,553
7,314	Series 2006-QO9, Class A4A, VAR, 0.320%, 12/25/46	6,483
979	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	952
860	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	871
584	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.000%, 08/25/19	599
	RFMSI Trust,
1,752	Series 2005-S1, Class 1A6, 5.500%, 02/25/35	1,755
8,253	Series 2005-SA2, Class 2A2, VAR, 2.930%, 06/25/35	7,854
6,317	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	5,575
8,997	Series 2006-S12, Class 3A9, 5.750%, 12/25/36	8,587
7,622	Series 2006-S9, Class A1, 6.250%, 09/25/36	7,148
3,615	Series 2006-SA4, Class 2A1, VAR, 3.544%, 11/25/36	3,138
2,418	Series 2007-S2, Class A4, 6.000%, 02/25/37	2,198
12,296	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	11,136
	Springleaf Mortgage Loan Trust,
18,300	Series 2012-1A, Class B1, VAR, 6.000%, 09/25/57 (e)	18,980
9,750	Series 2012-2A, Class B1, VAR, 6.000%, 10/25/57 (e) (i)	9,955
5,718	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	5,887
3,401	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	3,519
3,994	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	3,994
6,820	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	6,753
3,025	Series 2013-1A, Class M4, VAR, 4.440%, 06/25/58 (e)	3,059
4,190	Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, VAR, 4.400%, 11/25/23	4,655
	Structured Asset Securities Corp. Trust,
613	Series 2005-6, Class 5A1, 5.000%, 05/25/35	625
2,392	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,472
9,191	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Series 2003-32, Class 5A1, VAR, 5.837%, 11/25/33	9,734
	Thornburg Mortgage Securities Trust,
5,209	Series 2002-4, Class 3A, VAR, 2.196%, 12/25/42	5,160
12,196	Series 2007-4, Class 3A1, VAR, 6.085%, 09/25/37	12,743
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
349	Series 2005-8, Class 1A8, 5.500%, 10/25/35	321
1,516	Series 2006-1, Class 3A2, 5.750%, 02/25/36	1,387
	Wells Fargo Alternative Loan Trust,
5,216	Series 2005-1, Class 1A2, 5.500%, 02/25/35	5,550
6,885	Series 2005-2, Class M1, VAR, 0.600%, 10/25/35	6,153
	Wells Fargo Mortgage-Backed Securities Trust,
2,409	Series 2005-16, Class A8, 5.750%, 01/25/36	2,518
2,888	Series 2006-1, Class A3, 5.000%, 03/25/21	2,954
1,472	Series 2006-9, Class 1A30, 6.000%, 08/25/36	1,474
14	Series 2006-11, Class A13, 6.000%, 09/25/36	14
6,032	Series 2006-11, Class A4, 5.000%, 09/25/36	5,692
7,307	Series 2006-11, Class A8, 6.000%, 09/25/36	7,120
4,125	Series 2006-11, Class A9, 6.500%, 09/25/36	4,083

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
12,389	Series 2006-15, Class A1, 6.000%, 11/25/36	11,980
7,000	Series 2006-16, Class A16, 5.000%, 11/25/36	7,230
1,447	Series 2006-17, Class A1, 5.500%, 11/25/21	1,468
793	Series 2007-3, Class 3A1, 5.500%, 04/25/22	819
1,601	Series 2007-5, Class 2A3, 5.500%, 05/25/22	1,631
11,009	Series 2007-7, Class A1, 6.000%, 06/25/37	10,887
7,645	Series 2007-7, Class A39, 6.000%, 06/25/37	7,560
13,042	Series 2007-7, Class A49, 6.000%, 06/25/37	12,897
11,825	Series 2007-8, Class 2A8, 6.000%, 07/25/37	11,584
5,671	Series 2007-10, Class 1A5, 6.000%, 07/25/37	5,669
2,611	Series 2007-11, Class A85, 6.000%, 08/25/37	2,603
526	Series 2007-11, Class A96, 6.000%, 08/25/37	524

		576,256

	Total Collateralized Mortgage Obligations (Cost $1,186,760)	1,208,486

Commercial Mortgage-Backed Securities — 0.1%
14,418	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.651%, 09/15/26 (e)	14,525
8,223	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class KERA, VAR, 0.551%, 09/15/21 (e)	8,164

	Total Commercial Mortgage-Backed Securities (Cost $21,863)	22,689

Convertible Bonds — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Hotels, Restaurants & Leisure — 0.0% (g)
713	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
1,758	Somerset Cayuga Holding Co., Inc., PIK, 20.000%, 06/15/17 (e) (i)	4,306

	Total Convertible Bonds (Cost $2,470)	4,306

Corporate Bonds — 20.5%
	Consumer Discretionary — 4.5%
	Auto Components — 0.3%
8,945	Allison Transmission, Inc., 7.125%, 05/15/19 (e)	9,593
	American Axle & Manufacturing, Inc.,
1,750	6.250%, 03/15/21	1,866
1,585	7.750%, 11/15/19	1,825
	Dana Holding Corp.,
1,285	5.375%, 09/15/21	1,333
3,665	6.000%, 09/15/23	3,876
4,135	6.500%, 02/15/19	4,373
945	6.750%, 02/15/21	1,023
	Goodyear Tire & Rubber Co. (The),
2,655	6.500%, 03/01/21	2,894
12,825	7.000%, 05/15/22	14,300
10,551	8.250%, 08/15/20	11,659
4,180	8.750%, 08/15/20	4,953
3,911	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,283
3,754	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	4,101
	Schaeffler Finance B.V., (Netherlands),
1,465	4.250%, 05/15/21 (e)	1,456
3,025	4.750%, 05/15/21 (e)	3,093
5,029	Stackpole International Intermediate/Stackpole International Powder/Stackpl, (Luxembourg), 7.750%, 10/15/21 (e)	5,255
7,202	UCI International, Inc., 8.625%, 02/15/19	6,896

		82,779

	Automobiles — 0.4%
	Chrysler Group LLC/CG Co-Issuer, Inc.,
10,183	8.000%, 06/15/19	11,125
52,155	8.250%, 06/15/21	59,457
	General Motors Co.,
2,486	3.500%, 10/02/18 (e)	2,548
14,615	4.875%, 10/02/23 (e)	15,309

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Automobiles — continued
		Jaguar Land Rover Automotive plc, (United Kingdom),
	8,103	4.125%, 12/15/18 (e)	8,397
	1,350	5.625%, 02/01/23 (e)	1,417
		Motors Liquidation Co.,
	175	0.000%, 06/01/49 (i)	—	(h)
	1,533	5.250%, 03/06/32 (i)	—	(h)
	1,545	6.250%, 07/15/33 (i)	1
	170	7.250%, 04/15/41 (i)	—	(h)
	505	7.250%, 07/15/41 (i)	—	(h)
	687	7.250%, 02/15/52 (i)	—	(h)
	581	7.375%, 05/15/48 (i)	—	(h)
	51	7.375%, 10/01/51 (i)	—	(h)

			98,254

		Distributors — 0.0% (g)
		VWR Funding, Inc.,
	8,904	7.250%, 09/15/17	9,460
	1,000	10.750%, 06/30/17 (e)	1,000
EUR	1,838	10.750%, 06/30/17 (e)	2,531

			12,991

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	2,805	5.375%, 05/15/24 (e)	2,844
	1,270	7.000%, 06/15/17	1,427
	8,670	7.500%, 04/01/27	9,407
	1,585	7.625%, 10/01/18	1,844
	4,595	ServiceMaster Co., 7.000%, 08/15/20	4,848

			20,370

		Hotels, Restaurants & Leisure — 1.2%
		Caesars Entertainment Operating Co., Inc.,
	11,310	8.500%, 02/15/20	8,992
	21,455	9.000%, 02/15/20	17,110
	4,120	10.000%, 12/15/18	1,782
	9,205	11.250%, 06/01/17	8,100
	5,145	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)	5,319
	5,165	CEC Entertainment, Inc., 8.000%, 02/15/22 (e)	5,242
	18,353	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e)	13,031
	2,700	DineEquity, Inc., 9.500%, 10/30/18	2,912
	7,817	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	8,423
	4,280	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20 (e)	4,430
	8,690	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (e)	9,190
		Isle of Capri Casinos, Inc.,
	6,360	5.875%, 03/15/21	6,456
	2,405	8.875%, 06/15/20	2,561
	9,490	Marina District Finance Co., Inc., 9.875%, 08/15/18	10,036
	3,550	MCE Finance Ltd., (Cayman Islands), 5.000%, 02/15/21 (e)	3,541
		MGM Resorts International,
	18,970	5.250%, 03/31/20	19,705
	16,995	6.750%, 10/01/20	18,843
	4,875	7.625%, 01/15/17	5,539
	35,675	7.750%, 03/15/22	41,873
	6,190	8.625%, 02/01/19	7,382
	1,090	11.375%, 03/01/18	1,409
	3,729	MISA Investments Ltd., (United Kingdom), PIK, 9.375%, 08/15/18 (e)	3,794
	5,975	MTR Gaming Group, Inc., 11.500%, 08/01/19	6,714
	6,300	NCL Corp., Ltd., (Bermuda), 5.000%, 02/15/18	6,505
	2,900	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	2,980
		Pinnacle Entertainment, Inc.,
	1,643	7.500%, 04/15/21	1,776
	2,390	8.750%, 05/15/20	2,611
	4,100	PNK Finance Corp., 6.375%, 08/01/21 (e)	4,315
	1,537	Real Mex Restaurants, Inc., 11.000%, 03/21/16 (i)	1,537
	2,735	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	2,974
		Royal Caribbean Cruises Ltd., (Liberia),
	9,569	7.250%, 03/15/18	11,100
	427	7.500%, 10/15/27	486
	9,199	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	10,246
	7,660	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	7,660
	7,225	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,695
	7,100	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	7,952

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
7,250	Station Casinos LLC, 7.500%, 03/01/21	7,866
13,150	Studio City Finance Ltd., (United Kingdom), 8.500%, 12/01/20 (e)	14,564
6,835	Vail Resorts, Inc., 6.500%, 05/01/19	7,185
3,575	Viking Cruises Ltd., (Bermuda), 8.500%, 10/15/22 (e)	4,013

		313,849

	Household Durables — 0.3%
2,160	Allegion US Holding Co., Inc., 5.750%, 10/01/21 (e)	2,284
2,193	BC Mountain LLC/BC Mountain Finance, Inc., 7.000%, 02/01/21 (e)	2,056
8,380	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	8,841
1,568	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., (Canada), 6.125%, 07/01/22 (e)	1,619
4,500	Jarden Corp., 7.500%, 05/01/17	5,119
	K. Hovnanian Enterprises, Inc.,
500	6.250%, 01/15/16	523
645	7.000%, 01/15/19 (e)	656
3,166	7.250%, 10/15/20 (e)	3,419
8,243	9.125%, 11/15/20 (e)	9,191
4,500	11.875%, 10/15/15	5,085
	KB Home,
278	8.000%, 03/15/20	317
712	9.100%, 09/15/17	839
	Lennar Corp.,
2,862	4.500%, 06/15/19	2,905
2,000	6.950%, 06/01/18	2,255
6,355	Series B, 12.250%, 06/01/17	8,087
8,209	M/I Homes, Inc., 8.625%, 11/15/18	8,763
5,360	Meritage Homes Corp., 7.000%, 04/01/22	5,883
1,925	RSI Home Products, Inc., 6.875%, 03/01/18 (e)	2,067
	Standard Pacific Corp.,
2,780	8.375%, 01/15/21	3,308
2,395	10.750%, 09/15/16	2,862
2,587	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.750%, 04/15/20 (e)	2,839
2,660	Tempur Sealy International, Inc., 6.875%, 12/15/20	2,913
1,826	Toll Brothers Finance Corp., 6.750%, 11/01/19	2,086
8,940	WCI Communities, Inc., 6.875%, 08/15/21 (e)	9,186

		93,103

	Internet & Catalog Retail — 0.0% (g)
	Sitel LLC/Sitel Finance Corp.,
3,891	11.000%, 08/01/17 (e)	4,149
3,968	11.500%, 04/01/18	3,849

		7,998

	Leisure Products — 0.0% (g)
6,005	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 05/01/20	6,395

	Media — 1.4%
14,055	Altice S.A., (Luxembourg), 7.750%, 05/15/22 (e)	14,775
8,325	AMC Entertainment, Inc., 9.750%, 12/01/20	9,532
16,965	Cablevision Systems Corp., 8.000%, 04/15/20	19,383
730	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22 (e)	748
5,915	Cenveo Corp., 8.875%, 02/01/18	6,063
	Cinemark USA, Inc.,
2,500	4.875%, 06/01/23	2,462
1,785	7.375%, 06/15/21	1,975
	Clear Channel Communications, Inc.,
3,523	9.000%, 12/15/19	3,752
10,845	9.000%, 03/01/21	11,577
	Clear Channel Worldwide Holdings, Inc.,
5,500	6.500%, 11/15/22	5,851
1,185	Series A, 7.625%, 03/15/20	1,268
22,585	Series B, 6.500%, 11/15/22	24,166
38,960	Series B, 7.625%, 03/15/20	41,882
1,111	Cogeco Cable, Inc., (Canada), 4.875%, 05/01/20 (e)	1,130
	CSC Holdings LLC,
470	6.750%, 11/15/21	524
8,260	8.625%, 02/15/19	9,850
	DISH DBS Corp.,
235	5.125%, 05/01/20	247
17,190	5.875%, 07/15/22	18,436
25,048	6.750%, 06/01/21	28,336
17,822	7.875%, 09/01/19	21,208
2,540	Gray Television, Inc., 7.500%, 10/01/20	2,724

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Media — continued
	5,030	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	5,634
	4,740	Hughes Satellite Systems Corp., 6.500%, 06/15/19	5,267
	4,125	Liberty Interactive LLC, 8.250%, 02/01/30	4,558
		Live Nation Entertainment, Inc.,
	1,430	5.375%, 06/15/22 (e)	1,441
	1,615	7.000%, 09/01/20 (e)	1,764
	2,675	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 10.000%, 04/01/21 (e)	3,056
	3,000	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	3,173
	6,780	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	7,238
		Nielsen Finance LLC/Nielsen Finance Co.,
	1,425	4.500%, 10/01/20	1,443
	3,200	5.000%, 04/15/22 (e)	3,224
		Numericable Group S.A., (France),
	3,122	4.875%, 05/15/19 (e)	3,185
	11,475	6.000%, 05/15/22 (e)	11,905
	4,776	6.250%, 05/15/24 (e)	4,997
	7,685	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	7,819
	5,850	Radio One, Inc., 9.250%, 02/15/20 (e)	6,318
	1,430	Regal Entertainment Group, 5.750%, 03/15/22	1,476
		Sinclair Television Group, Inc.,
	5,100	5.375%, 04/01/21	5,081
	2,195	6.125%, 10/01/22	2,255
	4,445	8.375%, 10/15/18	4,723
		Sirius XM Radio, Inc.,
	9,965	4.250%, 05/15/20 (e)	9,816
	1,590	4.625%, 05/15/23 (e)	1,514
	10,712	5.750%, 08/01/21 (e)	11,274
	1,765	5.875%, 10/01/20 (e)	1,871
	7,670	6.000%, 07/15/24 (e)	7,881
	2,305	Time, Inc., 5.750%, 04/15/22 (e)	2,305
		Univision Communications, Inc.,
	5,000	6.875%, 05/15/19 (e)	5,350
	3,000	7.875%, 11/01/20 (e)	3,304
	4,900	8.500%, 05/15/21 (e)	5,378
		Videotron Ltd., (Canada),
	2,415	5.000%, 07/15/22	2,472
	4,088	5.375%, 06/15/24 (e)	4,180
	10,134	VTR Finance B.V., (Netherlands), 6.875%, 01/15/24 (e)	10,742
		WMG Acquisition Corp.,
	1,655	5.625%, 04/15/22 (e)	1,659
	1,845	6.000%, 01/15/21 (e)	1,910
	1,880	6.750%, 04/15/22 (e)	1,880

			381,982

		Multiline Retail — 0.1%
		J.C. Penney Corp., Inc.,
	3,605	5.750%, 02/15/18	3,253
	3,860	6.375%, 10/15/36	3,049
	885	7.950%, 04/01/17	881
		Neiman Marcus Group Ltd. LLC,
	2,865	8.000%, 10/15/21 (e)	3,152
	2,820	PIK, 9.500%, 10/15/21 (e)	3,109

			13,444

		Specialty Retail — 0.6%
	4,290	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	4,639
	3,300	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	3,399
		Claire’s Stores, Inc.,
	2,833	6.125%, 03/15/20 (e)	2,699
	17,593	8.875%, 03/15/19	14,998
	22,523	9.000%, 03/15/19 (e)	23,142
	3,919	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,777
	5,496	Gymboree Corp. (The), 9.125%, 12/01/18	3,421
	5,825	Hillman Group, Inc. (The), 10.875%, 06/01/18	6,180
	8,515	L Brands, Inc., 6.625%, 04/01/21	9,579
	2,845	Michaels FinCo. Holdings LLC/Michaels FinCo., Inc., PIK, 7.500%, 08/01/18 (e)	2,916
	9,405	Michael’s Stores, Inc., 7.750%, 11/01/18	9,946
	1,522	Neebo, Inc., 15.000%, 06/30/16 (e)	1,581
EUR	4,667	New Look Bondco I plc, (United Kingdom), VAR, 6.554%, 05/14/18 (e)	6,457
	9,195	Party City Holdings, Inc., 8.875%, 08/01/20	10,207
	1,970	PC Nextco Holdings LLC/PC Nextco Finance, Inc., PIK, 8.750%, 08/15/19 (e)	2,029
	4,510	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	4,843
	10,192	Radio Systems Corp., 8.375%, 11/01/19 (e)	11,135
		Sally Holdings LLC/Sally Capital, Inc.,
	3,645	5.500%, 11/01/23	3,736

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Specialty Retail — continued
1,655	5.750%, 06/01/22	1,767
4,070	6.875%, 11/15/19	4,436
16,756	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	18,306

		149,193

	Textiles, Apparel & Luxury Goods — 0.1%
4,885	Hanesbrands, Inc., 6.375%, 12/15/20	5,294
8,040	Polymer Group, Inc., 7.750%, 02/01/19	8,553
880	William Carter Co. (The), 5.250%, 08/15/21 (e)	917

		14,764

	Total Consumer Discretionary	1,195,122

	Consumer Staples — 1.2%
	Beverages — 0.0% (g)
	Constellation Brands, Inc.,
3,426	3.750%, 05/01/21	3,405
2,192	4.250%, 05/01/23	2,186
2,000	7.250%, 05/15/17	2,300
5,220	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	5,794

		13,685

	Food & Staples Retailing — 0.2%
3,880	Ingles Markets, Inc., 5.750%, 06/15/23	3,929
5,360	Michael Foods Group, Inc., 9.750%, 07/15/18	5,676
7,939	New Albertsons, Inc., 8.700%, 05/01/30	7,264
	Rite Aid Corp.,
5,275	9.250%, 03/15/20	6,014
7,737	10.250%, 10/15/19	8,404
8,765	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	9,565

		40,852

	Food Products — 0.4%
3,600	B&G Foods, Inc., 4.625%, 06/01/21	3,582
8,335	Big Heart Pet Brands, 7.625%, 02/15/19	8,679
12,406	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	13,321
6,944	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	7,595
4,075	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	4,238
20,650	H.J. Heinz Co., 4.250%, 10/15/20 (e)	20,650
1,005	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.500%, 05/01/22 (e)	1,013
	JBS USA LLC/JBS USA Finance, Inc.,
10,174	7.250%, 06/01/21 (e)	10,988
3,442	8.250%, 02/01/20 (e)	3,747
1,662	Pilgrim’s Pride Corp., 7.875%, 12/15/18	1,770
	Post Holdings, Inc.,
1,705	6.000%, 12/15/22 (e)	1,720
10,056	6.750%, 12/01/21 (e)	10,659
7,380	7.375%, 02/15/22	8,007
3,950	7.375%, 02/15/22 (e)	4,286
	Smithfield Foods, Inc.,
10,147	5.250%, 08/01/18 (e)	10,629
2,548	5.875%, 08/01/21 (e)	2,707
2,107	7.750%, 07/01/17	2,429
2,289	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	2,392

		118,412

	Household Products — 0.5%
5,908	Armored Autogroup, Inc., 9.250%, 11/01/18	6,174
11,816	Central Garden & Pet Co., 8.250%, 03/01/18	12,082
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
7,525	5.750%, 10/15/20	7,826
1,495	6.875%, 02/15/21	1,611
10,236	7.875%, 08/15/19	11,183
3,900	8.250%, 02/15/21	4,149
3,700	8.500%, 05/15/18	3,866
31,255	9.000%, 04/15/19	33,130
22,577	9.875%, 08/15/19	24,863
	Spectrum Brands, Inc.,
1,625	6.375%, 11/15/20	1,761
2,850	6.625%, 11/15/22	3,121
11,260	6.750%, 03/15/20	12,104

		121,870

	Personal Products — 0.1%
5,155	Albea Beauty Holdings S.A., (Luxembourg), 8.375%, 11/01/19 (e)	5,593
3,500	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	3,583
4,462	Revlon Consumer Products Corp., 5.750%, 02/15/21	4,529

		13,705

	Total Consumer Staples	308,524

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Energy — 1.6%
	Energy Equipment & Services — 0.2%
4,210	Atwood Oceanics, Inc., 6.500%, 02/01/20	4,463
	Basic Energy Services, Inc.,
7,975	7.750%, 02/15/19	8,513
192	7.750%, 10/15/22	214
3,600	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22 (e)	3,636
3,950	Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20 (e)	4,315
1,977	McDermott International, Inc., (Panama), 8.000%, 05/01/21 (e)	2,007
3,443	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	3,417
1,530	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e)	1,637
2,745	PHI, Inc., 5.250%, 03/15/19 (e)	2,793
1,750	Pioneer Energy Services Corp., 6.125%, 03/15/22 (e)	1,798
4,177	Precision Drilling Corp., (Canada), 5.250%, 11/15/24 (e)	4,219
9,549	Sea Trucks Group, (Nigeria), 9.000%, 03/26/18 (e)	9,214
2,000	Seadrill Ltd., (Bermuda), 6.125%, 09/15/17 (e)	2,095
5,197	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	5,535

		53,856

	Oil, Gas & Consumable Fuels — 1.4%
	Access Midstream Partners LP/ACMP Finance Corp.,
2,595	4.875%, 05/15/23	2,712
1,865	5.875%, 04/15/21	1,988
6,946	6.125%, 07/15/22	7,571
2,640	Antero Resources Finance Corp., 5.375%, 11/01/21	2,749
	Arch Coal, Inc.,
1,645	7.000%, 06/15/19	1,221
6,525	7.250%, 06/15/21	4,649
1,260	8.000%, 01/15/19 (e)	1,238
3,055	Athlon Holdings LP/Athlon Finance Corp., 6.000%, 05/01/22 (e)	3,124
	Baytex Energy Corp., (Canada),
3,063	5.125%, 06/01/21 (e)	3,101
1,118	5.625%, 06/01/24 (e)	1,125
2,535	Berry Petroleum Co. LLC, 6.375%, 09/15/22	2,655
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
4,420	7.875%, 04/15/22	4,751
3,995	8.625%, 10/15/20	4,365
	Chesapeake Energy Corp.,
1,468	3.250%, 03/15/16	1,479
3,460	4.875%, 04/15/22	3,585
7,965	6.125%, 02/15/21	8,951
3,586	6.500%, 08/15/17	4,030
5,586	6.625%, 08/15/20	6,438
1,005	6.875%, 11/15/20	1,168
3,414	7.250%, 12/15/18	4,037
2,075	VAR, 3.479%, 04/15/19	2,106
2,000	Cimarex Energy Co., 4.375%, 06/01/24	2,035
2,781	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	2,948
880	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375%, 03/15/24	924
	Comstock Resources, Inc.,
1,319	7.750%, 04/01/19	1,405
2,700	9.500%, 06/15/20	3,078
	CONSOL Energy, Inc.,
2,870	5.875%, 04/15/22 (e)	2,978
5,020	6.375%, 03/01/21	5,321
2,425	8.250%, 04/01/20	2,637
	Denbury Resources, Inc.,
3,050	4.625%, 07/15/23	2,936
5,550	5.500%, 05/01/22	5,716
1,535	El Paso LLC, 7.250%, 06/01/18	1,747
	Energy XXI Gulf Coast, Inc.,
3,250	6.875%, 03/15/24 (e)	3,274
3,750	7.500%, 12/15/21	3,985
2,539	EnQuest plc, (United Kingdom), 7.000%, 04/15/22 (e)	2,628
12,155	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	13,963
	EP Energy LLC/Everest Acquisition Finance, Inc.,
5,580	6.875%, 05/01/19	5,971
3,335	7.750%, 09/01/22	3,739
8,235	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	8,605
1,050	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	1,121

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Halcon Resources Corp.,
8,540	8.875%, 05/15/21	9,095
12,705	9.250%, 02/15/22	13,595
960	9.750%, 07/15/20	1,051
2,805	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	2,959
3,010	Kinder Morgan, Inc., 5.000%, 02/15/21 (e)	3,034
	Kodiak Oil & Gas Corp., (Canada),
680	5.500%, 01/15/21	702
675	5.500%, 02/01/22	690
6,185	8.125%, 12/01/19	6,866
1,875	Laredo Petroleum, Inc., 5.625%, 01/15/22	1,922
	Legacy Reserves LP/Legacy Reserves Finance Corp.,
2,960	6.625%, 12/01/21 (e)	3,004
4,040	8.000%, 12/01/20	4,313
	Linn Energy LLC/Linn Energy Finance Corp.,
1,930	7.250%, 11/01/19 (e)	2,027
11,280	7.750%, 02/01/21	12,168
1,325	8.625%, 04/15/20	1,436
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
3,715	5.500%, 02/15/23	3,882
2,395	6.500%, 08/15/21	2,587
	MEG Energy Corp., (Canada),
6,795	6.375%, 01/30/23 (e)	7,203
3,575	7.000%, 03/31/24 (e)	3,861
4,120	Memorial Production Partners LP/Memorial Production Finance Corp., 7.625%, 05/01/21	4,264
2,190	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.000%, 12/15/18 (e)	2,245
	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
2,665	9.250%, 06/01/21	2,865
5,120	10.750%, 10/01/20	5,709
760	Newfield Exploration Co., 6.875%, 02/01/20	807
8,960	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	9,744
	Peabody Energy Corp.,
9,200	6.250%, 11/15/21	9,200
5,000	6.500%, 09/15/20	5,112
	Plains Exploration & Production Co.,
10,605	6.500%, 11/15/20	11,771
4,925	6.875%, 02/15/23	5,596
4,495	QR Energy LP/QRE Finance Corp., 9.250%, 08/01/20	4,810
	Regency Energy Partners LP/Regency Energy Finance Corp.,
3,175	5.500%, 04/15/23	3,247
1,300	5.875%, 03/01/22	1,381
3,410	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 08/01/21 (e)	3,700
1,512	Rosetta Resources, Inc., 5.625%, 05/01/21	1,553
3,600	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,771
5,000	Samson Investment Co., 10.750%, 02/15/20 (e)	5,225
	SandRidge Energy, Inc.,
3,330	7.500%, 03/15/21	3,546
6,825	8.125%, 10/15/22	7,405
2,500	SemGroup Corp., 7.500%, 06/15/21	2,694
8,484	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	8,951
2,075	Tesoro Corp., 4.250%, 10/01/17	2,179
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
4,010	5.875%, 10/01/20	4,191
3,940	5.875%, 10/01/20 (e)	4,117
2,225	6.125%, 10/15/21	2,347
5,091	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	5,371
4,370	Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	4,720
5,208	W&T Offshore, Inc., 8.500%, 06/15/19	5,638
2,400	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	2,604
10,385	Whiting Petroleum Corp., 5.750%, 03/15/21	11,216

		374,428

	Total Energy	428,284

	Financials — 1.9%
	Banks — 0.3%
2,825	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	3,245
	CIT Group, Inc.,
5,530	3.875%, 02/19/19	5,592

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Banks — continued
	870	4.250%, 08/15/17	911
	28,261	4.750%, 02/15/15 (e)	28,932
	3,452	5.000%, 05/15/17	3,690
	12,045	5.250%, 03/15/18	12,933
	3,425	5.500%, 02/15/19 (e)	3,699
	2,520	6.625%, 04/01/18 (e)	2,816
		Royal Bank of Scotland Group plc, (United Kingdom),
	4,000	5.050%, 01/08/15	4,086
	1,145	6.100%, 06/10/23	1,242
	1,750	6.125%, 12/15/22	1,906
		Royal Bank of Scotland plc (The), (United Kingdom),
EUR	4,500	4.350%, 01/23/17	6,465
	16,150	Reg. S, VAR, 9.500%, 03/16/22	18,997

			94,514

		Capital Markets — 0.2%
		E*TRADE Financial Corp.,
	4,345	6.000%, 11/15/17	4,540
	1,500	6.750%, 06/01/16	1,626
		Morgan Stanley,
	9,410	3.450%, 11/02/15	9,786
	37,066	4.000%, 07/24/15	38,439
	5,455	Nuveen Investments, Inc., 9.500%, 10/15/20 (e)	6,478

			60,869

		Consumer Finance — 0.4%
		Ally Financial, Inc.,
	14,705	3.500%, 01/27/19	14,816
	7,807	4.625%, 06/26/15	8,090
	4,660	4.750%, 09/10/18	4,951
	5,205	5.500%, 02/15/17	5,654
	18,861	6.250%, 12/01/17	21,077
	11,235	7.500%, 09/15/20	13,398
	14,300	VAR, 2.908%, 07/18/16	14,666
	1,852	First Cash Financial Services, Inc., 6.750%, 04/01/21 (e)	1,961
		General Motors Financial Co., Inc.,
	1,890	2.750%, 05/15/16	1,921
	1,330	3.250%, 05/15/18	1,350
	1,890	4.250%, 05/15/23	1,873
	4,000	4.750%, 08/15/17	4,270
EUR	6,500	GMAC International Finance B.V., (Netherlands), Reg. S, 7.500%, 04/21/15	9,319

			103,346

		Diversified Financial Services — 0.3%
	8,753	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	7,002
	2,820	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e)	3,032
		Capmark Financial Group, Inc., Escrow,
	90,609	0.000%, 05/10/10 (d) (i)	453
	20,896	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	17,762
	4,420	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	4,354
	21,757	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	22,709
EUR	12,300	Green Fields II Capital Ltd., (Ireland), VAR, 2.830%, 01/09/17 (e)	16,988
	2,158	Igloo Holdings Corp., PIK, 9.000%, 12/15/17 (e)	2,199
		Jefferies Finance LLC/JFIN Co-Issuer Corp.,
	2,715	6.875%, 04/15/22 (e)	2,735
	1,114	7.375%, 04/01/20 (e)	1,170
	2,750	Mona Lisa Re Ltd., (Bermuda), VAR, 7.300%, 07/07/17 (e)	2,883
		Nationstar Mortgage LLC/Nationstar Capital Corp.,
	3,392	6.500%, 07/01/21	3,226
	275	7.875%, 10/01/20	278
	1,221	9.625%, 05/01/19	1,340

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Diversified Financial Services — continued
	2,200	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	2,285
	1,720	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	1,739
		TransUnion Holding Co., Inc.,
	2,681	8.875%, 06/15/18	2,799
	1,919	9.625%, 06/15/18	2,021

			94,975

		Insurance — 0.4%
		American International Group, Inc.,
	5,000	VAR, 8.175%, 05/15/58	6,763
GBP	13,250	VAR, 8.625%, 05/22/38 (e)	26,174
	1,645	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.875%, 12/15/20 (e)	1,740
	2,850	Genworth Holdings, Inc., 7.700%, 06/15/20	3,513
	4,533	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	5,366
		Liberty Mutual Group, Inc.,
	10,000	7.800%, 03/15/37 (e)	11,800
	9,747	VAR, 10.750%, 06/15/58 (e)	15,010
	3,600	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	5,624
	1	Prudential Financial, Inc., VAR, 5.625%, 06/15/43	1
		Towergate Finance plc, (United Kingdom),
GBP	3,450	8.500%, 02/15/18 (e)	5,948
GBP	5,420	10.500%, 02/15/19 (e)	9,130
	6,359	USI, Inc., 7.750%, 01/15/21 (e)	6,550

			97,619

		Real Estate Investment Trusts (REITs) — 0.2%
	5,232	CNL Lifestyle Properties, Inc., 7.250%, 04/15/19	5,467
		Corrections Corp. of America,
	10,373	4.125%, 04/01/20	10,347
	1,010	4.625%, 05/01/23	1,000
		Crown Castle International Corp.,
	3,634	4.875%, 04/15/22	3,752
	5,960	5.250%, 01/15/23	6,199
	2,591	DuPont Fabros Technology LP, 5.875%, 09/15/21	2,682
		Geo Group, Inc. (The),
	4,585	5.875%, 01/15/22	4,746
	2,635	6.625%, 02/15/21	2,826
	2,040	Rayonier AM Products, Inc., 5.500%, 06/01/24 (e)	2,065
	6,788	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/21	6,771

			45,855

		Real Estate Management & Development — 0.1%
		Kennedy-Wilson, Inc.,
	2,332	5.875%, 04/01/24	2,335
	1,900	8.750%, 04/01/19	2,071
		Mattamy Group Corp., (Canada),
	4,754	6.500%, 11/15/20 (e)	4,813
CAD	3,600	6.875%, 11/15/20 (e)	3,420
		Realogy Group LLC,
	3,540	7.625%, 01/15/20 (e)	3,939
	4,765	7.875%, 02/15/19 (e)	5,146

			21,724

		Total Financials	518,902

		Health Care — 1.7%
		Health Care Equipment & Supplies — 0.3%
		Alere, Inc.,
	6,931	6.500%, 06/15/20	7,295
	1,310	7.250%, 07/01/18	1,431
		Biomet, Inc.,
	14,000	6.500%, 08/01/20	15,190
	3,000	6.500%, 10/01/20	3,225
	14,213	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	15,528

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Health Care Equipment & Supplies — continued
		DJO Finance LLC/DJO Finance Corp.,
	8,615	7.750%, 04/15/18	9,003
	3,165	8.750%, 03/15/18	3,402
	1,250	9.875%, 04/15/18	1,347
	12,430	Hologic, Inc., 6.250%, 08/01/20	13,207
	9,610	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	10,903
	2,000	Teleflex, Inc., 6.875%, 06/01/19	2,132

			82,663

		Health Care Providers & Services — 1.0%
		21st Century Oncology, Inc.,
	4,005	8.875%, 01/15/17	4,095
	3,855	9.875%, 04/15/17	3,624
	1,790	Amsurg Corp., 5.625%, 11/30/20	1,790
	1,610	Catamaran Corp., (Canada), 4.750%, 03/15/21	1,634
		CHS/Community Health Systems, Inc.,
	1,370	5.125%, 08/01/21 (e)	1,391
	2,885	7.125%, 07/15/20	3,130
		DaVita HealthCare Partners, Inc.,
	745	5.750%, 08/15/22	798
	3,891	6.375%, 11/01/18	4,086
	3,510	6.625%, 11/01/20	3,738
		Fresenius Medical Care U.S. Finance II, Inc.,
	3,595	5.625%, 07/31/19 (e)	3,923
	2,670	5.875%, 01/31/22 (e)	2,897
		HCA Holdings, Inc.,
	5,910	6.250%, 02/15/21	6,324
	21,490	7.750%, 05/15/21	23,666
		HCA, Inc.,
	4,046	3.750%, 03/15/19	4,117
	4,605	5.000%, 03/15/24	4,674
	2,816	6.375%, 01/15/15	2,900
	8,965	6.500%, 02/15/20	10,186
	9,031	7.250%, 09/15/20	9,720
	33,151	7.500%, 02/15/22	38,207
	2,225	8.000%, 10/01/18	2,653
		HealthSouth Corp.,
	3,045	7.750%, 09/15/22	3,334
	3,340	8.125%, 02/15/20	3,599
	4,778	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	5,095
		inVentiv Health, Inc.,
	8,500	9.000%, 01/15/18 (e)	9,095
	12,773	11.000%, 08/15/18 (e)	12,038
	7,332	11.000%, 08/15/18 (e)	6,929
	9,411	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	9,999
	2,000	Omnicare, Inc., 7.750%, 06/01/20	2,160
		Tenet Healthcare Corp.,
	510	4.500%, 04/01/21	506
	8,730	4.750%, 06/01/20	8,839
	1,125	5.000%, 03/01/19 (e)	1,148
	12,340	6.000%, 10/01/20	13,265
	2,695	6.750%, 02/01/20	2,884
	18,846	8.000%, 08/01/20	20,542
	9,400	8.125%, 04/01/22	10,693
	15,566	United Surgical Partners International, Inc., 9.000%, 04/01/20	17,239
	2,270	Universal Health Services, Inc., 7.000%, 10/01/18	2,383

			263,301

		Health Care Technology — 0.0% (g)
	9,090	IMS Health, Inc., 6.000%, 11/01/20 (e)	9,590

		Pharmaceuticals — 0.4%
		Catalent Pharma Solutions, Inc.,
	8,743	7.875%, 10/15/18	8,896
EUR	5,425	9.750%, 04/15/17	7,490
	6,120	Endo Finance LLC, 5.750%, 01/15/22 (e)	6,273
	5,000	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	5,362
	4,205	Grifols Worldwide Operations Ltd., (Ireland), 5.250%, 04/01/22 (e)	4,352
	2,208	Mylan, Inc., 7.875%, 07/15/20 (e)	2,458
	1,190	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	1,291
		Valeant Pharmaceuticals International, Inc., (Canada),
	3,000	6.750%, 10/01/17 (e)	3,146
	7,231	6.750%, 08/15/18 (e)	7,810
	7,485	6.750%, 08/15/21 (e)	7,953
	9,875	6.875%, 12/01/18 (e)	10,393
	5,735	7.000%, 10/01/20 (e)	6,108
	11,440	7.250%, 07/15/22 (e)	12,384

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
		Pharmaceuticals — continued
19,239		7.500%, 07/15/21 (e)	21,355

			105,271

		Total Health Care	460,825

		Industrials — 2.4%
		Aerospace & Defense — 0.2%
2,365		Accudyne Industries Borrower/Accudyne Industries LLC, (Luxembourg), 7.750%, 12/15/20 (e)	2,548
5,587		Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	5,824
2,296		B/E Aerospace, Inc., 6.875%, 10/01/20	2,497
		Bombardier, Inc., (Canada),
5,925		4.750%, 04/15/19 (e)	5,999
7,797		6.125%, 01/15/23 (e)	7,973
5,550		7.500%, 03/15/18 (e)	6,285
4,767		7.750%, 03/15/20 (e)	5,387
9,690		GenCorp, Inc., 7.125%, 03/15/21	10,538
5,450		Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19 (e)	5,579
2,043		Spirit AeroSystems, Inc., 5.250%, 03/15/22 (e)	2,079
		TransDigm, Inc.,
960		6.000%, 07/15/22 (e)	967
690		6.500%, 07/15/24 (e)	701
5,905		Triumph Group, Inc., 4.875%, 04/01/21	5,875

			62,252

		Air Freight & Logistics — 0.0% (g)
1,930		CEVA Group plc, (United Kingdom), 7.000%, 03/01/21 (e)	1,964

		Airlines — 0.2%
9,028		Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	9,796
7,542		Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	8,617
7,670		Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,839
3,619		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	4,099
2,314		Delta Air Lines 2007-1 Class C Pass-Through Trust, 8.954%, 08/10/14	2,325
605		Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	668
5,398		Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	6,181
—	(h)	Northwest Airlines 2007-1 Class B Pass-Through Trust, 8.028%, 11/01/17	—	(h)
3,675		U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,767
1,545		United Airlines 2007-1 Class C Pass-Through Trust, VAR, 2.599%, 07/02/14	1,544

			45,836

		Building Products — 0.1%
3,005		Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/01/17	3,125
		Building Materials Corp. of America,
2,410		6.750%, 05/01/21 (e)	2,603
2,825		6.875%, 08/15/18 (e)	2,940
3,945		Griffon Corp., 5.250%, 03/01/22 (e)	3,896
8,580		Masonite International Corp., (Canada), 8.250%, 04/15/21 (e)	9,352
		USG Corp.,
1,793		5.875%, 11/01/21 (e)	1,901
3,565		6.300%, 11/15/16	3,850
172		7.875%, 03/30/20 (e)	191

			27,858

		Commercial Services & Supplies — 0.6%
13,875		ACCO Brands Corp., 6.750%, 04/30/20	14,517
		ADT Corp. (The),
1,945		3.500%, 07/15/22	1,784
1,565		4.125%, 04/15/19	1,565
7,620		4.125%, 06/15/23	7,125
19,420		6.250%, 10/15/21	20,440
5,655		Algeco Scotsman Global Finance plc, (United Kingdom), 8.500%, 10/15/18 (e)	5,980
4,900		ARAMARK Services, Inc., 5.750%, 03/15/20	5,212
9,320		Casella Waste Systems, Inc., 7.750%, 02/15/19	9,786
1,206		Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17 (e)	1,218
6,875		Clean Harbors, Inc., 5.250%, 08/01/20	7,047
7,592		Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	7,981
		Harland Clarke Holdings Corp.,
1,730		6.875%, 03/01/20 (e)	1,795
3,630		9.750%, 08/01/18 (e)	4,002
21,560		ILFC E-Capital Trust I, VAR, 5.210%, 12/21/65 (e)	20,698
4,740		Iron Mountain, Inc., 6.000%, 08/15/23	5,036

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
1,200	Jaguar Holding Co. I, PIK, 9.375%, 10/15/17 (e)	1,248
3,679	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	3,771
4,940	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	4,940
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 07/13/14 (d) (i)	26
2,650	6.500%, 08/01/27 (d) (i)	26
1,050	9.750%, 01/15/15 (d) (i)	11
15,316	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	17,498
3,850	Tervita Corp., (Canada), 8.000%, 11/15/18 (e)	3,956

		145,662

	Construction & Engineering — 0.0% (g)
6,365	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	6,667

	Electrical Equipment — 0.1%
1,535	Artesyn Escrow, Inc., 9.750%, 10/15/20 (e)	1,435
5,300	General Cable Corp., 6.500%, 10/01/22 (e)	5,333
10,399	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	11,335
10,115	Sensata Technologies B.V., (Netherlands), 6.500%, 05/15/19 (e)	10,823

		28,926

	Machinery — 0.3%
2,120	Amsted Industries, Inc., 5.000%, 03/15/22 (e)	2,125
9,090	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	9,726
11,100	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	11,766
2,575	Case New Holland Industrial, Inc., 7.875%, 12/01/17	3,026
	CNH Capital LLC,
750	3.625%, 04/15/18	769
1,900	3.875%, 11/01/15	1,947
3,595	6.250%, 11/01/16	3,928
2,545	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	2,653
7,380	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	8,229
1,400	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	1,544
10,741	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	11,815
2,763	Mueller Water Products, Inc., 8.750%, 09/01/20	3,067
	Oshkosh Corp.,
455	5.375%, 03/01/22 (e)	467
1,990	8.500%, 03/01/20	2,159
1,340	SPX Corp., 6.875%, 09/01/17	1,514
	Terex Corp.,
6,580	6.000%, 05/15/21	7,024
3,825	6.500%, 04/01/20	4,145

		75,904

	Marine — 0.1%
8,025	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22 (e)	8,256
3,988	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	4,078
2,800	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	3,010
10,049	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21	10,853
2,572	World Wide Supply A.S., (Norway), Reg. S, 7.750%, 05/26/17 (e)	2,559

		28,756

	Road & Rail — 0.2%
7,469	Ashtead Capital, Inc., 6.500%, 07/15/22 (e)	8,141
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
2,315	4.875%, 11/15/17	2,416
3,130	5.500%, 04/01/23	3,192
10,507	8.250%, 01/15/19	11,225
2,886	9.750%, 03/15/20	3,276
	Hertz Corp. (The),
4,785	5.875%, 10/15/20	5,060
7,900	6.750%, 04/15/19	8,443
1,420	7.375%, 01/15/21	1,559
8,150	7.500%, 10/15/18	8,608
4,650	Jack Cooper Holdings Corp., 9.250%, 06/01/20 (e)	5,080
2,535	Watco Cos. LLC/Watco Finance Corp., 6.375%, 04/01/23 (e)	2,586

		59,586

	Trading Companies & Distributors — 0.6%
	Aircastle Ltd., (Bermuda),
2,460	4.625%, 12/15/18	2,528
6,490	6.750%, 04/15/17	7,252
4,900	7.625%, 04/15/20	5,647

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Trading Companies & Distributors — continued
4,600	H&E Equipment Services, Inc., 7.000%, 09/01/22	5,060
	HD Supply, Inc.,
690	7.500%, 07/15/20	748
11,980	8.125%, 04/15/19	13,208
3,505	11.000%, 04/15/20	4,145
4,030	11.500%, 07/15/20	4,836
1,925	Interline Brands, Inc., PIK, 10.000%, 11/15/18	2,079
	International Lease Finance Corp.,
5,747	4.625%, 04/15/21	5,848
29,330	5.875%, 04/01/19	32,043
11,555	6.250%, 05/15/19	12,840
4,615	8.250%, 12/15/20	5,590
	United Rentals North America, Inc.,
1,650	5.750%, 11/15/24	1,708
14,875	6.125%, 06/15/23	15,991
3,515	7.375%, 05/15/20	3,919
12,952	7.625%, 04/15/22	14,684
12,005	8.250%, 02/01/21	13,446

		151,572

	Total Industrials	634,983

	Information Technology — 1.8%
	Communications Equipment — 0.2%
	Alcatel-Lucent USA, Inc.,
3,029	4.625%, 07/01/17 (e)	3,112
4,479	6.450%, 03/15/29	4,378
8,338	6.750%, 11/15/20 (e)	8,859
5,380	8.875%, 01/01/20 (e)	6,053
4,295	Aspect Software, Inc., 10.625%, 05/15/17	4,515
	Avaya, Inc.,
7,770	7.000%, 04/01/19 (e)	7,693
4,439	10.500%, 03/01/21 (e)	4,017
	CommScope, Inc.,
1,218	5.000%, 06/15/21 (e)	1,224
1,218	5.500%, 06/15/24 (e)	1,224
5,374	8.250%, 01/15/19 (e)	5,836
	Goodman Networks, Inc.,
6,500	12.125%, 07/01/18	7,166
5,771	12.375%, 07/01/18 (e)	6,363

		60,440

	Electronic Equipment, Instruments & Components — 0.1%
3,253	Anixter, Inc., 5.625%, 05/01/19	3,465
7,200	Belden, Inc., 5.500%, 09/01/22 (e)	7,290
12,080	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	13,152
2,800	Sanmina Corp., 4.375%, 06/01/19 (e)	2,814
4,822	Viasystems, Inc., 7.875%, 05/01/19 (e)	5,099

		31,820

	IT Services — 0.6%
2,077	Ceridian Corp., 8.875%, 07/15/19 (e)	2,342
	First Data Corp.,
3,980	6.750%, 11/01/20 (e)	4,274
12,840	7.375%, 06/15/19 (e)	13,771
13,367	8.250%, 01/15/21 (e)	14,503
9,057	8.875%, 08/15/20 (e)	10,053
3,477	10.625%, 06/15/21	3,985
2,199	11.250%, 01/15/21	2,529
7,339	11.750%, 08/15/21	8,146
20,112	12.625%, 01/15/21	24,185
30,857	PIK, 10.000%, 01/15/22 (e)	33,789
3,205	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	3,221
3,028	iGATE Corp., 4.750%, 04/15/19 (e)	3,070
3,250	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	3,498
911	SunGard Availability Services Capital, Inc., 8.750%, 04/01/22 (e)	849
	SunGard Data Systems, Inc.,
7,470	6.625%, 11/01/19	7,900
2,544	7.375%, 11/15/18	2,693
2,410	7.625%, 11/15/20	2,642

		141,450

	Semiconductors & Semiconductor Equipment — 0.2%
	Advanced Micro Devices, Inc.,
4,407	6.750%, 03/01/19 (e)	4,649
4,500	7.750%, 08/01/20	4,793
	Amkor Technology, Inc.,
6,267	6.375%, 10/01/22	6,643
2,840	6.625%, 06/01/21	3,039
3,135	Entegris, Inc., 6.000%, 04/01/22 (e)	3,150
2,541	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	2,712

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Semiconductors & Semiconductor Equipment — continued
	6,055	Magnachip Semiconductor Corp., 6.625%, 07/15/21	5,949
	2,959	Micron Technology, Inc., 5.875%, 02/15/22 (e)	3,159
		NXP B.V./NXP Funding LLC, (Netherlands),
	2,655	3.500%, 09/15/16 (e)	2,718
	3,185	3.750%, 06/01/18 (e)	3,201
	6,350	5.750%, 02/15/21 (e)	6,787
	1,810	5.750%, 03/15/23 (e)	1,932

			48,732

		Software — 0.2%
	3,505	ACI Worldwide, Inc., 6.375%, 08/15/20 (e)	3,698
	9,002	Audatex North America, Inc., 6.000%, 06/15/21 (e)	9,587
	2,445	BCP Singapore VI Cayman Financing Co., Ltd., (Cayman Islands), 8.000%, 04/15/21 (e)	2,488
	4,545	Blackboard, Inc., 7.750%, 11/15/19 (e)	4,772
	2,035	Eagle Midco, Inc., 9.750%, 06/15/18 (e)	2,124
	7,415	Epicor Software Corp., 8.625%, 05/01/19	8,054
	7,678	Infor Software Parent LLC/Infor Software Parent, Inc., PIK, 7.125%, 05/01/21 (e)	7,832
		Infor U.S., Inc.,
	4,525	9.375%, 04/01/19	5,062
	5,750	11.500%, 07/15/18	6,613

			50,230

		Technology Hardware, Storage & Peripherals — 0.5%
		Apple, Inc.,
	22,500	3.850%, 05/04/43	20,893
	111,650	VAR, 0.523%, 05/06/19	111,922
		NCR Corp.,
	1,046	5.000%, 07/15/22	1,051
	495	5.875%, 12/15/21 (e)	522
	1,250	6.375%, 12/15/23 (e)	1,347
	3,763	Nokia OYJ, (Finland), 5.375%, 05/15/19	4,036

			139,771

		Total Information Technology	472,443

		Materials — 2.1%
		Chemicals — 0.6%
		Ashland, Inc.,
	3,750	3.000%, 03/15/16	3,821
	4,115	3.875%, 04/15/18	4,228
	12,705	4.750%, 08/15/22	12,673
	4,650	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	6,259
	11,905	Hexion U.S. Finance Corp., 6.625%, 04/15/20	12,530
		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
	5,705	8.875%, 02/01/18	5,947
	3,080	9.000%, 11/15/20	3,080
		Huntsman International LLC,
	2,875	4.875%, 11/15/20	2,961
	11,190	8.625%, 03/15/20	12,197
	2,250	8.625%, 03/15/21	2,509
		Ineos Finance plc, (United Kingdom),
	4,205	7.500%, 05/01/20 (e)	4,594
	11,405	8.375%, 02/15/19 (e)	12,517
		INEOS Group Holdings S.A., (Luxembourg),
	3,617	5.875%, 02/15/19 (e)	3,685
	10,606	6.125%, 08/15/18 (e)	10,977
	5,420	LSB Industries, Inc., 7.750%, 08/01/19 (e)	5,786
	4,815	Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.375%, 03/01/18	4,863
	4,687	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	4,874
	2,250	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20	2,436
	5,785	PolyOne Corp., 7.375%, 09/15/20	6,313
		Rain CII Carbon LLC/CII Carbon Corp.,
	5,643	8.000%, 12/01/18 (e)	5,911
	7,245	8.250%, 01/15/21 (e)	7,516
EUR	1,250	8.500%, 01/15/21 (e)	1,785
	9,634	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	6,407
	3,330	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (e)	3,330
	2,425	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,489
	11,297	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., (Luxembourg), 8.750%, 02/01/19	12,045
	4,870	Tronox Finance LLC, 6.375%, 08/15/20	5,053
	1,860	U.S. Coatings Acquisition, Inc./Flash Dutch 2 B.V., 7.375%, 05/01/21 (e)	2,037

			168,823

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Construction Materials — 0.3%
		CEMEX Espana S.A., (Spain),
	3,370	9.250%, 05/12/20 (e)	3,690
	14,797	9.875%, 04/30/19 (e)	17,061
EUR	2,000	9.875%, 04/30/19 (e)	3,159
		Cemex Finance LLC,
	6,248	8.910%, 09/15/17 (i)	6,263
	18,580	9.375%, 10/12/22 (e)	21,832
		Cemex S.A.B. de C.V., (Mexico),
	6,000	0.000%, 02/14/17 (i)	5,910
	2,971	7.250%, 01/15/21 (e)	3,220
	3,340	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	3,616
		Vulcan Materials Co.,
	1,330	7.000%, 06/15/18	1,536
	4,395	7.500%, 06/15/21	5,197

			71,484

		Containers & Packaging — 0.3%
		Ardagh Packaging Finance plc, (Ireland),
	8,852	7.375%, 10/15/17 (e)	9,328
	12,890	9.125%, 10/15/20 (e)	14,276
EUR	3,325	9.250%, 10/15/20 (e)	5,008
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
	3,400	6.250%, 01/31/19 (e)	3,519
	378	7.000%, 11/15/20 (e)	393
	1,800	7.375%, 10/15/17 (e)	1,895
	2,305	9.125%, 10/15/20 (e)	2,541
	5,400	Berry Plastics Corp., 9.750%, 01/15/21	6,223
		Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
	5,130	5.625%, 12/15/16 (e)	5,213
	5,105	6.000%, 06/15/17 (e)	5,207
	2,023	BOE Intermediate Holding Corp., PIK, 9.750%, 11/01/17 (e)	2,114
	1,995	BOE Merger Corp., PIK, 10.250%, 11/01/17 (e)	2,100
	5,500	BWAY Holding Co., 10.000%, 06/15/18	5,789
	2,663	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	442
	1,809	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,913
	665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	738
		Sealed Air Corp.,
	5,070	6.500%, 12/01/20 (e)	5,653
	6,675	8.375%, 09/15/21 (e)	7,643
	715	Tekni-Plex, Inc., 9.750%, 06/01/19 (e)	799

			80,794

		Metals & Mining — 0.9%
	5,095	AK Steel Corp., 8.750%, 12/01/18	5,694
		Alcoa, Inc.,
	2,969	5.400%, 04/15/21	3,178
	2,611	5.720%, 02/23/19	2,881
	2,560	5.900%, 02/01/27	2,667
	2,974	6.150%, 08/15/20	3,307
	1,920	6.750%, 01/15/28	2,104
		Aleris International, Inc.,
	770	7.625%, 02/15/18	782
	4,451	7.875%, 11/01/20	4,473
		APERAM, (Luxembourg),
	6,995	7.375%, 04/01/16 (e)	7,214
	4,608	7.750%, 04/01/18 (e)	4,907
		ArcelorMittal, (Luxembourg),
	25,300	6.750%, 02/25/22	28,273
	5,000	7.500%, 10/15/39	5,412
	16,150	10.350%, 06/01/19	20,470
	2,731	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	2,929
	12,864	Coeur Mining, Inc., 7.875%, 02/01/21	12,510
		Commercial Metals Co.,
	7,235	4.875%, 05/15/23	6,973
	2,300	7.350%, 08/15/18	2,622
	1,385	Constellium N.V., (Netherlands), 5.750%, 05/15/24 (e)	1,428
		First Quantum Minerals Ltd., (Canada),
	5,423	6.750%, 02/15/20 (e)	5,531
	3,000	7.250%, 10/15/19 (e)	3,105
	5,727	7.250%, 05/15/22 (e)	5,885
		FMG Resources August 2006 Pty Ltd., (Australia),
	3,430	6.875%, 02/01/18 (e)	3,593
	27,095	8.250%, 11/01/19 (e)	29,466
	9,635	Hecla Mining Co., 6.875%, 05/01/21	9,491
	879	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	949

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
2,000	Imperial Metals Corp., (Canada), 7.000%, 03/15/19 (e)	2,040
5,794	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	5,939
4,531	KGHM International Ltd., (Canada), 7.750%, 06/15/19 (e)	4,860
	New Gold, Inc., (Canada),
6,315	6.250%, 11/15/22 (e)	6,520
1,862	7.000%, 04/15/20 (e)	1,969
2,180	Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19	2,071
	Novelis, Inc., (Canada),
6,385	8.375%, 12/15/17	6,816
9,815	8.750%, 12/15/20	10,907
725	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	818
1,740	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	1,868
	Steel Dynamics, Inc.,
3,900	5.250%, 04/15/23	3,988
2,560	6.125%, 08/15/19	2,784
2,560	6.375%, 08/15/22	2,787
7,410	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	7,540
3,207	United States Steel Corp., 7.000%, 02/01/18	3,544

		240,295

	Paper & Forest Products — 0.0% (g)
1,400	Clearwater Paper Corp., 7.125%, 11/01/18	1,475
3,975	Packaging Dynamics Corp., 8.750%, 02/01/16 (e)	4,084
	Sappi Papier Holding GmbH, (Austria),
700	7.750%, 07/15/17 (e)	781
650	8.375%, 06/15/19 (e)	718
2,825	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	2,966

		10,024

	Total Materials	571,420

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.2%
3,113	Altice Financing S.A., (Luxembourg), 6.500%, 01/15/22 (e)	3,284
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,500	5.125%, 02/15/23	1,511
3,980	5.250%, 03/15/21	4,089
22,896	6.500%, 04/30/21	24,442
9,958	7.000%, 01/15/19	10,531
7,329	7.375%, 06/01/20	8,025
	CenturyLink, Inc.,
15,080	Series T, 5.800%, 03/15/22	15,683
10,265	Series W, 6.750%, 12/01/23	11,189
1,900	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,085
3,150	Cogent Communications Group, Inc., 8.375%, 02/15/18 (e)	3,378
4,175	Eileme 2 AB, (Sweden), 11.625%, 01/31/20 (e)	5,000
56,556	Embarq Corp., 7.995%, 06/01/36	61,794
	Frontier Communications Corp.,
625	8.500%, 04/15/20	729
2,640	8.750%, 04/15/22	3,020
4,956	9.250%, 07/01/21	5,860
	GCI, Inc.,
5,335	6.750%, 06/01/21	5,415
5,875	8.625%, 11/15/19	6,257
	Intelsat Jackson Holdings S.A., (Luxembourg),
3,275	5.500%, 08/01/23 (e)	3,258
8,380	6.625%, 12/15/22	8,736
5,900	6.625%, 12/15/22 (e)	6,151
23,535	7.250%, 10/15/20	25,418
9,535	7.500%, 04/01/21	10,441
	Intelsat Luxembourg S.A., (Luxembourg),
27,165	7.750%, 06/01/21	28,795
16,633	8.125%, 06/01/23	17,880
	Level 3 Communications, Inc.,
6,666	8.875%, 06/01/19	7,299
52,035	11.875%, 02/01/19	58,149
	Level 3 Financing, Inc.,
12,645	6.125%, 01/15/21 (e)	13,372
2,839	7.000%, 06/01/20	3,073
4,850	8.125%, 07/01/19	5,299
15,800	8.625%, 07/15/20	17,735
1,500	VAR, 3.823%, 01/15/18 (e)	1,523
13,642	PAETEC Holding Corp., 9.875%, 12/01/18	14,836
	Qwest Capital Funding, Inc.,
1,426	6.875%, 07/15/28	1,437
3,397	7.750%, 02/15/31	3,516
1,000	Qwest Corp., 7.250%, 09/15/25	1,159

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT			SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
			Diversified Telecommunication Services — continued
			Sprint Capital Corp.,
	3,476		6.900%, 05/01/19	3,841
	36,422		8.750%, 03/15/32	42,158
	5,960		Telecom Italia S.p.A., (Italy), 5.303%, 05/30/24 (e)	5,967
			tw telecom holdings, Inc.,
	5,260		5.375%, 10/01/22	5,372
	670		6.375%, 09/01/23	717
	15,084		UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	16,027
	5,065		UPCB Finance V Ltd., (Cayman Islands), 7.250%, 11/15/21 (e)	5,584
	9,602		UPCB Finance VI Ltd., (Cayman Islands), 6.875%, 01/15/22 (e)	10,466
			Virgin Media Finance plc, (United Kingdom),
	775		6.375%, 04/15/23 (e)	818
	5,000		8.375%, 10/15/19	5,312
			Virgin Media Secured Finance plc, (United Kingdom),
	565		5.250%, 01/15/21	583
	7,056		5.375%, 04/15/21 (e)	7,259
			Wind Acquisition Finance S.A., (Luxembourg),
	695		6.500%, 04/30/20 (e)	744
	11,099		7.250%, 02/15/18 (e)	11,709
	5,330		7.375%, 04/23/21 (e)	5,517
EUR	1,007		VAR, 5.595%, 04/30/19 (e)	1,390
			Windstream Corp.,
	3,515		6.375%, 08/01/23	3,489
	2,640		7.500%, 06/01/22	2,838
	9,275		7.500%, 04/01/23	9,855
	8,281		7.750%, 10/15/20	8,985
	8,650		7.750%, 10/01/21	9,385
	1,000		8.125%, 09/01/18	1,052
			Zayo Group LLC/Zayo Capital, Inc.,
	4,275		8.125%, 01/01/20	4,670
	15,000		10.125%, 07/01/20	17,325

				581,432

			Wireless Telecommunication Services — 0.8%
	4,075		eAccess Ltd., (Japan), 8.250%, 04/01/18 (e)	4,426
			MetroPCS Wireless, Inc.,
	9,442		6.625%, 11/15/20	10,056
	3,410		7.875%, 09/01/18	3,593
	23,653		NII Capital Corp., 7.625%, 04/01/21	6,741
			NII International Telecom S.C.A., (Luxembourg),
	7,672		7.875%, 08/15/19 (e)	6,444
	5,083		11.375%, 08/15/19 (e)	4,308
			SBA Telecommunications, Inc.,
	2,110		5.750%, 07/15/20	2,226
	1,168		8.250%, 08/15/19	1,229
	7,651		SoftBank Corp., (Japan), 4.500%, 04/15/20 (e)	7,747
			Sprint Communications, Inc.,
	5,497		6.000%, 11/15/22	5,676
	2,013		7.000%, 03/01/20 (e)	2,320
	10,390		7.000%, 08/15/20	11,455
	16,499		9.000%, 11/15/18 (e)	20,046
	8,760		11.500%, 11/15/21	11,914
			Sprint Corp.,
	4,174		7.125%, 06/15/24 (e)	4,498
	13,917		7.250%, 09/15/21 (e)	15,413
	30,915		7.875%, 09/15/23 (e)	34,934
			T-Mobile USA, Inc.,
	4,551		5.250%, 09/01/18	4,778
	5,866		6.250%, 04/01/21	6,232
	3,099		6.464%, 04/28/19	3,281
	1,405		6.500%, 01/15/24	1,493
	5,309		6.625%, 04/01/23	5,734
	8,577		6.633%, 04/28/21	9,242
	20,362		6.731%, 04/28/22	21,991
	7,785		6.836%, 04/28/23	8,447

				214,224

			Total Telecommunication Services	795,656

			Utilities — 0.3%
			Electric Utilities — 0.0% (g)
	—	(h)	Homer City Generation LP, PIK, 8.637%, 10/01/19	—	(h)
	5,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/20 (d) (e)	4,437

				4,437

			Gas Utilities — 0.1%
	340		Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 09/01/20	357
			Sabine Pass Liquefaction LLC,
	12,934		5.625%, 04/15/23	13,290

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Gas Utilities — continued
	3,615	5.750%, 05/15/24 (e)	3,714
	7,486	6.250%, 03/15/22 (e)	8,038

			25,399

		Independent Power & Renewable Electricity Producers — 0.2%
		AES Corp.,
	515	4.875%, 05/15/23	505
	1,764	5.500%, 03/15/24	1,808
	2,890	7.375%, 07/01/21	3,323
	2,030	8.000%, 06/01/20	2,431
	9,375	VAR, 3.227%, 06/01/19	9,457
		Calpine Corp.,
	6,818	7.500%, 02/15/21 (e)	7,415
	996	7.875%, 07/31/20 (e)	1,086
	1,758	7.875%, 01/15/23 (e)	1,973
		Dynegy Holdings LLC,
	1,413	7.625%, 10/15/26 (d) (i)	2
	23,337	7.750%, 06/01/19 (d) (i)	—
	20,250	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, Series B, 7.670%, 11/08/16 (d) (i)	—
	15,075	GenOn Energy, Inc., 9.875%, 10/15/20	16,319
		NRG Energy, Inc.,
	4,345	6.250%, 07/15/22 (e)	4,606
	1,295	7.875%, 05/15/21	1,440
	2,420	8.250%, 09/01/20	2,674

			53,039

		Total Utilities	82,875

		Total Corporate Bonds (Cost $5,209,191)	5,469,034

	Event-Linked Bonds — 0.5%
	11,600	Armor Re Ltd., (Bermuda), VAR, 4.025%, 12/15/16 (e)	11,478
	2,000	Caelus Re 2013 Ltd., (Cayman Islands), VAR, 6.850%, 04/07/17 (e)	2,075
	6,000	Caelus Re Ltd., (Cayman Islands), VAR, 5.250%, 03/07/16 (e)	6,063
		Calypso Capital II Ltd., (Ireland),
EUR	12,250	VAR, 2.613%, 01/09/17 (e)	16,820
EUR	5,500	VAR, 2.913%, 01/08/18 (e)	7,571
	1,750	Combine Re Ltd., (Cayman Islands), VAR, 10.000%, 01/07/15 (e)	1,817
	950	Combine Re Ltd., (Cayman Islands), VAR, 4.500%, 01/07/15 (e) (m)	961
	7,250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	7,407
	17,000	Everglades Re Ltd., (Bermuda), VAR, 7.520%, 04/28/17 (e)	17,032
		Kilimanjaro Re Ltd., (Bermuda),
	6,000	VAR, 4.505%, 04/30/18 (e)	6,010
	3,600	VAR, 4.760%, 04/30/18 (e)	3,612
	1,000	Kizuna II Re Ltd., (Bermuda), VAR, 2.250%, 04/06/18 (e)	1,003
	5,500	MetroCat Re Ltd., (Bermuda), VAR, 4.530%, 08/05/16 (e)	5,633
		MultiCat Mexico Ltd., (Cayman Islands),
	750	Series 2012-I, Class A, VAR, 7.500%, 12/04/15 (e)	766
	5,850	Series 2012-I, Class A, VAR, 8.000%, 12/04/15 (e)	6,014
	8,400	Nakama Re Ltd., (Bermuda), VAR, 2.530%, 04/13/18 (e)	8,400
	4,000	Nakama Re Ltd., (Bermuda), VAR, 2.796%, 09/29/16 (e)	4,028
	2,000	Pelican Re Ltd., (Cayman Islands), VAR, 6.000%, 05/15/17 (e)	2,046
	11,850	Queen Street III Capital Ltd., (Ireland), VAR, 4.750%, 07/28/14 (e)	11,897
	2,500	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.930%, 12/06/15 (e)	2,603
	2,000	Residential Reinsurance 2012 Ltd., (Cayman Islands), VAR, 8.000%, 06/06/16 (e)	2,177
	500	Residential Reinsurance 2014 Ltd., (Cayman Islands), VAR, 3.530%, 06/06/18 (e)	500
	9,750	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e)	10,202
	2,000	Residential Reinsurance 2013 Ltd., (Cayman Islands), VAR, 5.250%, 12/06/17 (e)	1,998
	500	Residential Reinsurance Ltd., (Cayman Islands), VAR, 4.500%, 12/06/16 (e)	512
	2,000	Riverfront Re Ltd., (Bermuda), VAR, 4.030%, 01/06/17 (e)	1,961
		Sanders Re Ltd., (Bermuda),
	10,500	VAR, 3.500%, 05/05/17 (e)	10,399
	2,500	VAR, 3.025%, 05/25/18 (e)	2,479
	2,000	VAR, 3.930%, 05/28/19 (e)	1,971
	4,000	Skyline Re Ltd., (Bermuda), VAR, 14.046%, 01/23/17 (e)	4,047

		Total Event-Linked Bonds (Cost $159,889)	159,482

	Municipal Bonds — 0.1% (t)
		Massachusetts — 0.0% (g)
	2,850	Massachusetts Water Resources Authority, Series A, Rev., 5.000%, 08/01/27 (e)	3,402

		New York — 0.0% (g)
	3,400	City of New York, Series F, Subseries F-1, GO, 5.000%, 03/01/26	3,973

		Ohio — 0.0% (g)
	3,695	Northeast Ohio Regional Sewer District, Wastewater Improvement, Rev., 5.000%, 11/15/29	4,319

		Oklahoma — 0.1%
		Oklahoma City Economic Development Trust, Tax Apportionment, Increment District #8 Project,
	5,990	Series B, Rev., 5.000%, 03/01/33	6,493
	5,615	Series B, Rev., 5.000%, 03/01/34	6,072

			12,565

		Pennsylvania — 0.0% (g)
	3,400	Commonwealth of Pennsylvania, GO, 5.000%, 04/01/25	4,058

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Municipal Bonds — continued
		Virginia — 0.0% (g)
9,285		Virginia College Building Authority, 21st Century College & Equipment Program, Series B, Rev., 4.000%, 02/01/25	10,253

		Total Municipal Bonds (Cost $38,567)	38,570

Preferred Securities — 0.2% (x)
		Financials — 0.2%
		Banks — 0.2%
		Bank of America Corp.,
35,118		Series K, VAR, 8.000%, 01/30/18	39,599
10,816		Series M, VAR, 8.125%, 05/15/18	12,276
1		Citigroup, Inc., VAR, 5.950%, 01/30/23	1
2		Wachovia Capital Trust III, VAR, 5.570%, 07/03/14	2
2,545		Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18	2,898

			54,776

		Insurance — 0.0% (g)
3,640		Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e)	3,768

		Total Preferred Securities (Cost $51,978)	58,544

Private Placements — 1.4%
		Commercial Loans — 0.9%
50,000		Ace Hotel, VAR, 8.122%, 03/01/15 (i)	50,000
40,000		Americana Manhasset (The), VAR, 8.210%, 10/01/21 (i)	46,952
42,000		Doubletree Hotel, VAR, 8.183%, 07/31/14 (i)	42,000
25,427		Hotel Waldorf-Astoria Corp. (The), VAR, 7.372%, 06/01/15 (i)	25,485
30,000		Kyo ya Mezzanine, VAR, 7.500%, 11/02/17 (i)	30,000
35,000		Raleigh Hotel, VAR, 7.980%, 12/31/15 (i)	37,126

		Total Commercial Loans	231,563

		Residential Loans — 0.5%
65,000		138 50th Street Funding LLC, VAR, 7.632%, 09/01/15 (i)	65,000
30,000		1255 22nd Street Northwest LLC, VAR, 6.651%, 02/01/17 (i)	30,000
50,000		East 12th Street Mortgage Pass-Through Trust, VAR, 7.622%, 01/01/16 (i)	50,000

		Total Residential Loans	145,000

		Total Private Placements (Cost $367,427)	376,563

SHARES
Investment Companies — 0.1%
311		Advent Claymore Convertible Securities & Income Fund II	2,371
338		Invesco Senior Income Trust	1,687
619		Nuveen Credit Strategies Income Fund	5,816
452		Voya Prime Rate Trust	2,597

		Total Investment Companies (Cost $6,448)	12,471

Common Stocks — 0.1%
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
6		Loral Space & Communications, Inc. (a)	434
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	383

			817

		Specialty Retail — 0.0% (g)
93		Neebo, Inc. (a) (i)	686

		Total Consumer Discretionary	1,503

		Financials — 0.0% (g)
		Banks — 0.0% (g)
10		Capital Bank Financial Corp., Class A (a)	243

		Diversified Financial Services — 0.0% (g)
33		Somerset Cayuga Holding Co., Inc. (a) (i)	889

		Real Estate Investment Trusts (REITs) — 0.0% (g)
67		Sutherland Asset Management Corp. (a) (e) (i)	997

		Total Financials	2,129

		Industrials — 0.0% (g)
		Marine — 0.0% (g)
16		General Maritime Corp. (a) (i)	236

		Information Technology — 0.0%
		Technology Hardware, Storage & Peripherals — 0.0%
165		Stratus Technologies Bermuda Holdings Ltd., (Bermuda) (a) (i)	—

		Materials — 0.1%
		Chemicals — 0.0% (g)
—	(h)	LyondellBasell Industries N.V., Class A	38

		Construction Materials — 0.0% (g)
302		U.S. Concrete, Inc. (a)	7,428

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Containers & Packaging — 0.0%
42	Constar International, Inc., Class A, ADR (a) (i)	—

	Paper & Forest Products — 0.1%
180	New Holdco (a) (i)	15,841

	Total Materials	23,307

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
120	Globalstar, Inc. (a)	414

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
250	Dynegy, Inc. (a)	8,425

	Total Common Stocks (Cost $52,592)	36,014

Preferred Stocks — 0.2%
	Financials — 0.2%
	Banks — 0.1%
160	CoBank ACB, Series D, 11.000%, 10/01/14 ($50 par value) @	8,375
32	Royal Bank of Scotland Group plc, (United Kingdom), 6.350%, 07/02/14 ($25 par value) @	765
148	Royal Bank of Scotland Group plc, (United Kingdom), 6.400%, 07/02/14 ($25 par value) @	3,596

		12,736

	Capital Markets — 0.0% (g)
23	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) (a) @	598

	Consumer Finance — 0.0% (g)
156	GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	4,220

	Insurance — 0.1%
28	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.346%, 06/30/14 ($1,000 par value) @	24,112

	Total Financials	41,666

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
5	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	5,239

	Information Technology — 0.0%
	Technology Hardware, Storage & Peripherals — 0.0%
38	Stratus Technologies Bermuda Holdings Ltd., (Bermuda) ($50 par value) (i)	—

	Materials — 0.0%
	Containers & Packaging — 0.0%
4	Constar International, Inc., Class A (a) (i)	—

	Total Preferred Stocks (Cost $46,034)	46,905

PRINCIPAL AMOUNT
Loan Assignments — 3.9%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
11,100	Visteon Corp., Delayed Draw Term Loan B1, VAR, 12/31/20 ^	10,992

	Automobiles — 0.1%
15,370	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17	15,370
8,150	Chrysler Group LLC, Term Loan, VAR, 3.250%, 12/31/18	8,099

		23,469

	Hotels, Restaurants & Leisure — 0.2%
366	Caesar’s Entertainment Operating Co., Inc., Term Loan B6, VAR, 5.400%, 01/28/18 ^	341
2,000	CBAC Borrower LLC, Term Loan, VAR, 8.250%, 07/02/20	2,070
11,543	CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17	11,567
13,030	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/14/21	12,911
6,446	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	6,688
4,519	Hilton Worldwide Finance LLC, Term Loan B2, VAR, 3.500%, 10/26/20	4,500
3,366	Landry’s, Inc., 1st Lien Term Loan B, VAR, 4.000%, 04/24/18	3,371
1,078	NPC International, Inc., 1st Lien Term Loan B, VAR, 4.000%, 12/28/18	1,074
1,833	Wendy’s International, Inc., New Term Loan B, VAR, 3.250%, 05/15/19	1,836

		44,358

	Household Durables — 0.0% (g)
2,937	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	2,937
1,608	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	1,608

		4,545

	Household Products — 0.0% (g)
6,929	Herff Jones, Inc., Term Loan B, VAR, 5.500%, 06/25/19	6,968

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Internet & Catalog Retail — 0.0% (g)
2,363	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.977%, 01/30/17 (i)	2,390

	Leisure Products — 0.0% (g)
5,729	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	5,772

	Media — 0.6%
2,992	AMC Entertainment, Inc., Term Loan, VAR, 3.500%, 04/30/20	2,988
5,000	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	5,063
3,075	Cenveo Corp., New Term Loan B, VAR, 6.250%, 02/13/17	3,092
35,935	Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	35,494
7,542	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.650%, 07/30/19	7,540
5,547	Cumulus Media, Inc., Term Loan, VAR, 4.250%, 12/23/20	5,557
3,917	Entercom Radio, LLC New Term Loan B-2, VAR, 4.032%, 11/23/18	3,936
233	Gray Television, Inc., 2012 Term Loan B, VAR, 4.500%, 10/11/19	233
570	Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	570
7,685	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.750%, 04/16/21 ^	7,738
7,090	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	7,181
1,487	MTL Publishing LLC, 1st Lien Term B Loan, VAR, 3.750%, 06/29/18	1,481
948	NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	975
3,840	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	2,632
5,032	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	5,120
1,881	Sinclair Television Group, Inc., New Tranche B Term Loan, VAR, 3.000%, 04/09/20	1,862
4,988	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	4,984
880	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	873
25,984	Univision Communications, Inc., 1st Lien Term Loan C4, VAR, 4.000%, 03/01/20	25,911
13,674	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	13,633
13,738	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	206
16,015	Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16 ^	15,820
3,557	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	3,494

		156,383

	Multiline Retail — 0.2%
2,141	Hudson’s Bay Co., New 1st Lien Term Loan, VAR, 4.750%, 11/04/20	2,160
41,685	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	42,009
12,378	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	12,341

		56,510

	Specialty Retail — 0.1%
2,733	Academy, Ltd., New Initial Term Loan, VAR, 4.500%, 08/03/18	2,738
2,170	Gymboree Corp. (The), Initial Term Loan (A & R), VAR, 5.000%, 02/23/18 ^	1,761
26,208	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	26,038
3,745	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	3,748

		34,285

	Total Consumer Discretionary	345,672

	Consumer Staples — 0.4%
	Food & Staples Retailing — 0.2%
4,155	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	4,170
3,325	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	3,391
14,167	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	14,313
28,678	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	28,646

		50,520

	Food Products — 0.2%
6,249	Diamond Foods, Inc., 1st Lien Term Loan, VAR, 4.250%, 08/20/18	6,242
7,719	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	7,717
13,498	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	13,564

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — continued
4,760	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 04/09/21 ^	4,776
2,000	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	2,076
13,420	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20 ^	13,341
3,988	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	3,962
2,360	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 05/23/21^	2,378

		54,056

	Household Products — 0.0% (g)
8,795	Reynolds Group Holdings Ltd., 2013 Term Loan, VAR, 4.000%, 12/01/18	8,797

	Total Consumer Staples	113,373

	Energy — 0.4%
	Energy Equipment & Services — 0.2%
11,930	Drillships Financing Holding, Inc., Term Loan B1, VAR, 6.000%, 03/31/21	11,956
2,615	Floatel International Ltd., Term Loan, VAR, 05/22/20 ^	2,615
5,671	Matrix Acquisition Corp., Term Loan, VAR, 4.000%, 06/07/20	5,666
2,127	Propetro Services, Inc., Term Loan, VAR, 7.250%, 09/30/19	2,148
16,298	Seadrill Partners LLC, Term Loan B, VAR, 4.000%, 02/21/21	16,223
3,650	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	3,712

		42,320

	Oil, Gas & Consumable Fuels — 0.2%
1,256	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	1,300
4,467	Arch Coal, Inc., Term Loan B, VAR, 6.250%, 05/16/18	4,393
11,650	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	11,981
10,335	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	10,358
6,049	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	6,104
4,975	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	4,989
4,667	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	4,729
4,470	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	4,493
5,879	WildHorse Resources LLC Term Loan, VAR, 7.500%, 12/13/18	5,945

		54,292

	Total Energy	96,612

	Financials — 0.2%
	Capital Markets — 0.1%
	Nuveen Investments Inc., Tranche B 1st Lien Term Loan,
3,000	VAR, 4.151%, 05/13/17	3,004
2,000	VAR, 6.500%, 02/28/19	2,017
6,717	Walter Investment Management Corp., 1st Lien Term Loan, VAR, 4.750%, 12/18/20	6,623

		11,644

	Consumer Finance — 0.0% (g)
8,761	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	8,823

	Diversified Financial Services — 0.1%
1,040	Ascensus, Inc., Term Loan, VAR, 9.000%, 12/02/20	1,058
11,694	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19	11,683
7,410	ROC Finance LLC, New Term Loan B, VAR, 5.000%, 06/20/19	7,281
1,390	Sedgwick, Inc., New 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	1,384

		21,406

	Insurance — 0.0% (g)
6,077	HUB International Ltd., Term Loan, VAR, 4.250%, 10/02/20	6,069
3,917	National Financial Partners Corp., Term Loan, VAR, 5.250%, 07/01/20	3,936

		10,005

	Real Estate Management & Development — 0.0% (g)
4,718	CityCenter Holdings LLC, Term Loan, VAR, 5.000%, 10/16/20	4,749
653	Realogy Group LLC, Extended Term Loan, VAR, 4.401%, 10/10/16	651

		5,400

	Total Financials	57,278

	Health Care — 0.4%
	Biotechnology — 0.0% (g)
4,955	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	4,949

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Equipment & Supplies — 0.0% (g)
1,409	Biomet, Inc., Term Loan B2, VAR, 3.658%, 07/25/17	1,411
4,722	Kinetic Concepts, Inc., New Term Loan, VAR, 4.000%, 05/04/18	4,725
2,917	Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.000%, 06/07/19	2,920
9,205	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 06/30/21^	9,241

		18,297

	Health Care Providers & Services — 0.2%
3,215	Accellent, Inc., 2nd Lien Term Loan, VAR, 7.500%, 03/11/22	3,193
9,375	Accellent, Inc., Term Loan, VAR, 4.500%, 03/12/21 ^	9,299
5,861	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	5,851
3,124	CHG Healthcare Services, Inc., New Term Loan 1, VAR, 4.250%, 11/19/19	3,124
2,114	HCA, Inc., Term Loan B4, VAR, 2.984%, 05/01/18	2,115
9,743	IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18	9,747
6,270	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	6,286
7,670	National Mentor Holdings, Inc., Term Loan B, VAR, 4.750%, 01/31/21	7,699

		47,314

	Pharmaceuticals — 0.2%
9,680	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17 ^	9,753
599	Ceva Sante Animale Term Loan B, VAR, 6.500%, 03/19/21	586
20,100	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.150%, 02/27/21 ^	20,001
10,566	Par Pharmaceutical Cos., Inc., Term Loan, VAR, 4.000%, 09/30/19	10,521
4,820	Phibro Animal Health Corp., Term Loan, VAR, 4.000%, 04/16/21	4,808

		45,669

	Total Health Care	116,229

	Industrials — 0.4%
	Air Freight & Logistics — 0.0% (g)
75	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	73
434	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	425
412	Ceva Group plc, Synthetic Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	403

		901

	Airlines — 0.1%
12,832	Delta Air Lines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	12,794

	Building Products — 0.1%
9,774	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20	9,767
5,436	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	5,464

		15,231

	Commercial Services & Supplies — 0.0% (g)
315	Garda World Security Corp., Term Loan, VAR, 4.000%, 11/06/20 ^	314
1,998	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	2,003
2,600	Harland Clarke Holdings Corp., Term Loan, VAR, 6.000%, 08/04/19 ^	2,636
1,179	St. George’s University, 1st Lien Term Loan, VAR, 8.500%, 12/20/17	1,186

		6,139

	Electrical Equipment — 0.0% (g)
4,511	Alliance Laundry Systems LLC, New Term Loan, VAR, 4.250%, 12/10/18 ^	4,505

	Industrial Conglomerates — 0.0% (g)
1,983	Autoparts Holdings Ltd., Term Loan, VAR, 6.500%, 07/29/17	1,983
6,682	Hudson Products Holdings, Inc., Term Loan, VAR, 6.250%, 03/15/19	6,690

		8,673

	Machinery — 0.1%
5,581	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	5,563
4,875	Intelligrated, Inc., 2nd Lien Term Loan, VAR, 10.500%, 01/30/20	4,942
3,453	Rexnord Corp., 1st Lien Term Loan, VAR, 4.000%, 08/21/20	3,444
2,562	Wabash National Corp., Term Loan B1, VAR, 4.500%, 05/08/19	2,556

		16,505

	Marine — 0.0% (g)
3,390	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	3,458

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Road & Rail — 0.0% (g)
1,222	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	1,222
3,258	Swift Transportation Co. LLC, New Term Loan, VAR, 4.000%, 12/21/17	3,259

		4,481

	Trading Companies & Distributors — 0.1%
11,801	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17 ^	11,790
5,187	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	5,182
4,780	Interline Brands, Inc., 2014 Term Loan, VAR, 4.000%, 03/17/21	4,750

		21,722

	Total Industrials	94,409

	Information Technology — 0.4%
	Communications Equipment — 0.1%
10,711	Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	10,726
6,349	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17	6,138
1,942	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	1,928

		18,792

	Electronic Equipment, Instruments & Components — 0.0% (g)
4,208	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20	4,149
7,598	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20	7,580

		11,729

	Internet Software & Services — 0.1%
2,688	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.500%, 05/01/21 ^	2,697
6,215	SkillSoft Corp., 2nd Lien Term Loan, VAR, 7.750%, 04/22/22	6,161
10,000	SkillSoft Corp., Term Loan, VAR, 4.500%, 04/23/21^	10,000

		18,858

	IT Services — 0.1%
3,169	Ceridian Corp., Term Loan B, VAR, 4.401%, 05/09/17	3,172
3,300	First Data Corp., 2018 Repriced Term Loan, VAR, 4.150%, 09/24/18	3,303
11,800	First Data Corp., Dollar Term Loan, VAR, 4.150%, 03/23/18	11,798

		18,273

	Semiconductors & Semiconductor Equipment — 0.1%
9,715	Entegris, Inc., Term Loan B, VAR, 3.500%, 03/25/21	9,650
4,202	Freescale Semiconductor, Inc., 7 Years Term Loan, VAR, 4.250%, 02/28/20	4,206
5,063	On Semiconductor Corp., Term Loan, VAR, 1.983%, 01/02/18	4,936

		18,792

	Software — 0.0% (g)
4,167	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	4,194
2,000	Emdeon, Inc., Term Loan 2013, VAR, 3.750%, 11/02/18	1,999
136	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18 ^	136
4,330	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/29/17	4,417

		10,746

	Total Information Technology	97,190

	Materials — 0.2%
	Chemicals — 0.1%
4,399	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	4,394
1,542	AZ Chem U.S., Inc., Term Loan B, VAR, 5.250%, 12/22/17	1,541
4,852	OCI Beaumont, Term Loan B3, VAR, 5.000%, 08/20/19	4,919

		10,854

	Construction Materials — 0.0% (g)
2,847	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	2,911
4,890	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	4,883

		7,794

	Containers & Packaging — 0.0% (g)
1,410	Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 03/21/21	1,418
495	Rexam plc, 2nd Lien Term Loan, VAR, 8.000%, 04/09/22	494

		1,912

	Metals & Mining — 0.1%
4,100	Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21	4,098
3,300	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	3,308
987	Essar Steel Algoma, Inc., Term Loan, (Canada), VAR, 9.250%, 09/20/14	988

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Metals & Mining — continued
8,985	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19 ^	9,077

		17,471

	Paper & Forest Products — 0.0% (g)
6,114	Appvion, Inc., USD Term Loan, VAR, 5.750%, 06/28/19	6,150

	Total Materials	44,181

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
3,792	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	3,872
4,010	Cincinnati Bell Inc., Term Loan B, VAR, 4.000%, 09/10/20	4,001
4,275	Integra Telecom Holdings, Inc., 2nd Lien Term Loan, VAR, 9.750%, 02/21/20	4,351
5,153	Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	5,169
6,000	Ziggo B.V., USD Term Loan B-1, VAR, 3.070%, 01/15/22 ^	5,910

		23,303

	Wireless Telecommunication Services — 0.0% (g)
5,688	Syniverse Holdings Inc., Term Loan, VAR, 4.000%, 04/23/19	5,677

	Total Telecommunication Services	28,980

	Utilities — 0.1%
	Electric Utilities — 0.1%
12,406	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,478
26,201	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.737%, 10/10/17	20,957
6,000	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 10/10/14 ^	4,783

		38,218

	Independent Power & Renewable Electricity Producers — 0.0% (g)
1,881	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	1,868

	Total Utilities	40,086

	Total Loan Assignments (Cost $1,035,729)	1,034,010

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Automobiles — 0.0% (g)
286	General Motors Co., expiring 07/10/19 (Strike Price $18.33) (a)	4,701

	Specialty Retail — 0.0% (g)
	Neebo, Inc.,
209	expiring 6/20/19 (Strike Price $1.00) (a) (i)	—

	Total Consumer Discretionary	4,701

	Industrials — 0.0% (g)
	Marine — 0.0% (g)
25	General Maritime Corp., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—

	Total Warrants (Cost $4,304)	4,701

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Put Option Purchased: — 0.0% (g)
5	Eurodollar, Expiring 9/14/15, at $99.00, American Style	1,532

	Total Put Options Purchased (Cost $ 3,411)	1,532

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
68,699	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A. (r)	2,086
42,087	Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A. (r)	—
20,348	Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A. (r)	—	(h)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
42,086	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services (r)	—	(h)

	Total Payer Options Purchased on Interest Rate Swaps (Cost $6,403)	2,086

	Total Options Purchased (Cost $9,814)	3,618

PRINCIPAL AMOUNT
Short-Term Investments— 66.1%
	U.S. Treasury Obligations— 0.4%
	U.S. Treasury Bills,
31,995	0.033%, 10/02/14 (k) (n)	31,992
78,605	0.042%, 07/10/14 (k) (n)	78,603

	Total U.S. Treasury Obligations	110,595

SHARES
	Investment Company — 65.7%
17,458,025	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) †	17,458,025

	Total Short-Term Investments (Cost $17,568,618)	17,568,620

	Total Investments — 99.5% (Cost $26,135,988)	26,433,968
	Other Assets in Excess of Liabilities — 0.5%	130,956

	NET ASSETS — 100.0%	$26,564,924

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(344,909)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 06/25/44	(355,526)
(34,800)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 06/25/44	(37,638)
(271,464)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 06/25/44	(299,968)
(103,472)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 07/25/44	(106,285)

	(Proceeds received of $789,210)	(799,417)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3,777	Euro-Bobl	06/06/14	652,742	5,634
10,815	90 Day Eurodollar	03/19/18	2,626,964	13,860
9,075	90 Day Eurodollar	06/18/18	2,201,028	10,692
	Short Futures Outstanding
(1,760)	Euro Bund	06/06/14	(352,219)	(5,809)
(12)	90 Day Eurodollar	06/16/14	(2,993)	(6)
(2,783)	90 Day Sterling	09/17/14	(579,697)	(147)
(10,169)	10 Year U.S. Treasury Note	09/19/14	(1,276,368)	(4,416)
(3,569)	U.S. Long Bond	09/19/14	(490,626)	(3,922)
(141)	U.S. Ultra Bond	09/19/14	(21,190)	(357)
(4)	2 Year U.S. Treasury Note	09/30/14	(879)	— (h)
(9,964)	5 Year U.S. Treasury Note	09/30/14	(1,193,267)	(2,516)
(1,632)	90 Day Eurodollar	03/16/15	(406,633)	(911)
(5,494)	90 Day Eurodollar	06/15/15	(1,366,976)	(999)
(1,922)	90 Day Eurodollar	09/14/15	(477,353)	(333)
(2,537)	90 Day Eurodollar	12/14/15	(628,700)	217
(12,585)	90 Day Eurodollar	03/14/16	(3,111,012)	(604)
(10,569)	90 Day Eurodollar	06/13/16	(2,605,523)	(7,442)
(1,154)	90 Day Eurodollar	09/19/16	(283,711)	(454)
(611)	90 Day Eurodollar	12/19/16	(149,825)	(402)

				2,085

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
230	EUR	Deutsche Bank AG	07/11/14	315	314	(1)
13,786	EUR	Union Bank of Switzerland AG	09/26/14	18,767	18,794	27
10,166	EUR	Union Bank of Switzerland AG	09/29/14	13,839	13,859	20

1,757,875	JPY	Union Bank of Switzerland AG	09/26/14	17,176	17,281	105

61,980	NOK	Union Bank of Switzerland AG	10/03/14	9,760	10,316	556

89,654	SEK	Goldman Sachs International	06/09/14	13,594	13,396	(198)

58,842	TRY	Goldman Sachs International	06/17/14	28,036	27,960	(76)

145,450	ZAR	BNP Paribas	06/17/14	13,583	13,712	129
145,450	ZAR	Union Bank of Switzerland AG	06/17/14	13,733	13,712	(21)

				128,803	129,344	541

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,631	CAD	Goldman Sachs International	06/09/14	6,798	7,036	(238)
22,442	CAD	Union Bank of Switzerland AG	06/09/14	20,304	20,694	(390)
3,364	CAD	Citibank, N.A.	06/25/14	3,090	3,101	(11)

7,527,620	CLP	Barclays Bank plc ††	06/17/14	13,619	13,682	(63)
7,741,031	CLP	Deutsche Bank AG ††	06/17/14	13,650	14,069	(419)

30,170	EUR	Goldman Sachs International	06/25/14	41,287	41,125	162
8,334	EUR	Barclays Bank plc	07/11/14	11,533	11,359	174
1,622	EUR	Citibank, N.A.	07/11/14	2,226	2,211	15
17,194	EUR	Credit Suisse International	07/11/14	23,737	23,436	301
3,570	EUR	Deutsche Bank AG	07/11/14	4,929	4,866	63
96,504	EUR	TD Bank Financial Group	09/26/14	132,459	131,558	901
10,166	EUR	Goldman Sachs International	09/29/14	14,057	13,859	198

25,676	GBP	Citibank, N.A.	06/25/14	43,219	43,030	189

1,757,875	JPY	Goldman Sachs International	09/26/14	17,178	17,281	(103)
2,795,100	JPY	Goldman Sachs International	11/28/14	27,452	27,490	(38)

125,118	NOK	Barclays Bank plc	08/11/14	21,107	20,871	236
61,980	NOK	State Street Corp.	10/03/14	9,875	10,317	(442)

89,654	SEK	Credit Suisse International	06/09/14	13,723	13,396	327

8,640	SGD	Credit Suisse International	09/15/14	6,920	6,889	31
21,592	SGD	Goldman Sachs International	09/15/14	17,291	17,216	75
12,746	SGD	Union Bank of Switzerland AG	09/15/14	10,199	10,163	36

29,421	TRY	Deutsche Bank AG	06/17/14	13,623	13,980	(357)
29,421	TRY	Union Bank of Switzerland AG	06/17/14	13,623	13,980	(357)

290,900	ZAR	Barclays Bank plc	06/17/14	27,893	27,424	469

				509,792	509,033	759

††	Non-deliverable forward.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	3,420	98	(108)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	3,440	99	(109)
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	06/20/18	1.633	500	(71)	14
Level 3 Communications, Inc., 6.500%, 10/01/16	5.000% quarterly	09/20/18	1.799	300	(43)	16
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/19	0.732	206,940	(3,132)	1,120
Barclays Bank plc:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/19	0.733	206,250	(3,105)	204
PulteGroup, Inc., Co., 7.875%, 06/15/32	5.000% quarterly	03/20/19	1.506	2,520	(429)	406
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	3,310	(48)	23
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	6,630	(97)	29
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	6,630	(97)	31
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	6,640	(97)	82
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	06/20/19	1.713	17,190	552	(862)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	06/20/19	1.713	17,280	555	(722)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	17,200	603	(907)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	17,280	606	(854)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	34,370	1,206	(2,394)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/16	1.470	10,280	201	(379)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	13,810	396	(606)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	3,000	55	(115)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	17,200	604	(907)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	34,390	1,207	(1,714)
Credit Suisse International:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.470	3,800	74	(100)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.470	23,920	468	(1,021)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	68,720	1,256	(2,851)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	85,890	1,569	(3,524)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	103,130	1,884	(3,949)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	17,190	603	(933)

					4,917	(20,130)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.267		14,170	2,638	(2,772)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.267		13,370	2,488	(3,974)
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		103,070	(12,982)	8,260
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.793		14,100	7,750	(7,999)
iTraxx Europe 21.1	1.000% quarterly	06/20/19	0.730	EUR	104,145	(2,164)	(112)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.711		6,900	1,927	(5,854)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.711		10,550	2,946	(8,434)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.267		6,600	1,229	(1,840)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	1.267		13,380	2,491	(3,404)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	83.068		6,900	1,887	(5,865)
Deutsche Bank AG, New York:
CMBX.NA.AAA	0.100% monthly	10/12/52	0.376		5,700	18	(1,097)
Morgan Stanley Capital Services:
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		17,200	(2,166)	1,971
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		34,360	(4,328)	2,822
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		34,390	(4,332)	3,443
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.793		7,050	3,875	(4,088)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	4.886		17,150	1,349	(2,139)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.712		17,100	50	(2,773)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.267		1,500	71	(277)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.267		8,800	415	(3,000)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	1.267		12,100	571	(3,596)
CMBX.NA.AAA	0.100% monthly	10/12/52	0.376		17,700	55	(1,105)

						3,788	(41,833)

Centrally Cleared Credit Default Swaps - Buy Protection [1] Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.21-V1	5.000% quarterly	12/20/18	2.859		1,035	(101)	49
CDX.NA.HY.22-V1	5.000% quarterly	06/20/19	3.131		34,250	(3,167)	2,593
CDX.NA.IG.22-V1	1.000% quarterly	06/20/19	0.623		514,400	(10,451)	9,060
CDX.NA.IG.22-V1	1.000% quarterly	06/20/19	0.623		902,490	(18,335)	13,629
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.124	EUR	33,410	(5,977)	2,184

						(38,031)	27,515

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	6,500	82	30
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	12,950	163	101
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	13,250	167	99
Barclays Bank plc:
D.R. Horton, Inc., 3.625%, 02/15/18	1.000% quarterly	03/20/19	1.524	3,000	(66)	129
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	690	(15)	40
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	1,970	(43)	150
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	1,970	(43)	219
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	6,930	(150)	441
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	9,020	(195)	445
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	2,910	(388)	364
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	4,850	(647)	626
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	4,850	(647)	733
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	3,310	15	160
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	6,630	30	277
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	6,630	29	306
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	6,640	30	169
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	3,470	(75)	154
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.937	2,010	168	186
Citibank, N.A.:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.675	1,400	63	66
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.675	6,830	307	255
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	06/20/19	1.916	51,560	(2,132)	3,837
Credit Suisse International:
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	4,850	(105)	269
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.937	2,000	167	206
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	5,900	75	79
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	22,500	285	136
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	32,300	410	67
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.675	6,900	311	327
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	2,960	(64)	169
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	4,930	(107)	327
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	2,910	(388)	376
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	4,850	(647)	522
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	4,850	(647)	606
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.420	12,900	163	426
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	09/20/14	0.420	5,100	124	256
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	3.963	10,020	106	423
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.963	3,275	43	125
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.963	10,900	144	416

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	3,200	40	119
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	4,100	52	190
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	6,575	83	22
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	2,960	(64)	284
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	3,430	(74)	218
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	5,920	(128)	343
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.963	4,590	61	181
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	9,650	121	72
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	9,850	124	256
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	18,350	231	97
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	2,960	(64)	160
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	3,470	(75)	204
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	3,470	(75)	229
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	60.847	6,940	(150)	325
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	1,940	(259)	252
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	1,940	(259)	247
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	1,940	(259)	250
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	57.900	2,910	(388)	373
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.937	3,450	287	268

					(4,273)	17,607

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	49.071	14,100	(9,393)	9,829
Citibank, N.A.:
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.889	2,620	(611)	3,530
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.889	9,280	(2,164)	6,193
ABX.HE.PENAAA.07-2	0.760% monthly	01/25/38	2.889	9,360	(2,182)	6,080
CMBX.NA.AJ.4	0.960% monthly	02/17/51	7.956	17,400	(3,336)	5,628
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	49.071	7,050	(4,696)	4,932
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.960	17,100	(733)	5,595

					(23,115)	41,787

Centrally Cleared Credit Default Swaps - Sell Protection [1] Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.22-V1	5.000% quarterly	06/20/19	3.131	154,470	14,281	(11,439)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America	1.393 semi-annually	3 month LIBOR quarterly	10/27/16	14,907	(277)
Bank of America	0.888 semi-annually	3 month LIBOR quarterly	12/21/17	18,900	85
Bank of America	0.866 semi-annually	3 month LIBOR quarterly	12/27/17	15,200	86
Deutsche Bank AG, New York	0.797 semi-annually	3 month LIBOR quarterly	10/16/17	25,000	189
Deutsche Bank AG, New York	1.717 semi-annually	3 month LIBOR quarterly	10/16/22	13,500	635

					718

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456 semi-annually	3 month LIBOR quarterly	06/21/18	34,400	(428)
1.558 semi-annually	3 month LIBOR quarterly	07/05/18	34,000	(544)
1.541 semi-annually	3 month LIBOR quarterly	12/06/18	33,891	(370)
1.811 semi-annually	3 month LIBOR quarterly	04/30/19	422,835	(5,323)
1.616 semi-annually	3 month LIBOR quarterly	05/23/19	279,802	(361)
3.979 semi-annually	3 month LIBOR quarterly	04/17/24	30,000	(432)
0.513 semi-annually	3 month LIBOR quarterly	06/03/19	3,444,820	—
3 month LIBOR quarterly	3.455 semi-annually	04/30/44	104,339	2,963
3 month LIBOR quarterly	3.374 semi-annually	05/23/44	68,201	1,150
3 month LIBOR quarterly	3.978 semi-annually	03/01/46	24,045	1,876

				(1,469)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECIEVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	75,577	279
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	36,260	134
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	68,815	325
IOS Index 5% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	88,515	418

					1,156

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.000	9/12/14	5,446	$(272)

(Premiums received of $1,786.)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
GO	—	General Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
TBA	—	To Be Announced
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
ZAR	—	South African Rand
†	—	Approximately $ 24,100,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2014.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of May 31, 2014.
@	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2014.
^	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$425,023
Aggregate gross unrealized depreciation	(127,043)

Net unrealized appreciation/depreciation	$297,980

Federal income tax cost of investments	$26,135,988

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$434	$—	$1,069		$1,503
Financials	243	—	1,886		2,129
Industrials	—	—	236		236
Information Technology	—	—	—	(a)	—	(a)
Materials	7,466	—	15,841		23,307
Telecommunication Services	414	—	—		414
Utilities	8,425	—	—		8,425

Total Common Stocks	16,982	—	19,032		36,014

Preferred Stocks
Financials	9,179	32,487	—		41,666
Industrials	—	5,239	—		5,239
Information Technology	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	9,179	37,726	—	(a)	46,905

Debt Securities
Asset-Backed Securities	—	—	389,955		389,955
Collateralized Mortgage Obligations
Agency CMO	—	602,590	29,640		632,230
Non-Agency CMO	—	498,710	77,546		576,256

Total Collateralized Mortgage Obligations	—	1,101,300	107,186		1,208,486

Commercial Mortgage-Backed Securities	—	14,525	8,164		22,689
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)
Financials	—	—	4,306		4,306

Total Convertible Bonds	—	—	4,306		4,306

Corporate Bonds
Consumer Discretionary	—	1,193,585	1,537		1,195,122
Consumer Staples	—	308,524	—		308,524
Energy	—	428,284	—		428,284
Financials	—	518,449	453		518,902
Health Care	—	460,825	—		460,825
Industrials	—	591,410	43,573		634,983

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Information Technology	—	472,443	—		472,443
Materials	—	558,805	12,615		571,420
Telecommunication Services	—	795,656	—		795,656
Utilities	—	82,873	2		82,875

Total Corporate Bonds	—	5,410,854	58,180		5,469,034

Event-Linked Bonds	—	155,435	4,047		159,482
Municipal Bonds	—	38,570	—		38,570
Preferred Securities Financials	—	58,544	—		58,544
Private Placements - Commercial Loans	—	—	231,563		231,563
Private Placements - Residential Loans	—	—	145,000		145,000
Investment Companies	12,471	—	—		12,471
Loan Assignments
Consumer Discretionary	$—	$343,076	$2,596		$345,672
Consumer Staples	—	113,373	—		113,373
Energy	—	96,612	—		96,612
Financials	—	57,278	—		57,278
Health Care	—	116,229	—		116,229
Industrials	—	94,409	—		94,409
Information Technology	—	97,190	—		97,190
Materials	—	44,181	—		44,181
Telecommunication Services	—	28,980	—		28,980
Utilities	—	40,086	—		40,086

Total Loan Assignments	—	1,031,414	2,596		1,034,010

Options Purchased
Put Option Purchased	1,532	—	—		1,532
Payer Options Purchased on Interest Rate Swaps	—	2,086	—		2,086

Total Options Purchased	1,532	2,086	—		3,618

Warrants
Consumer Discretionary	4,701	—	—	(a)	4,701
Industrials	—	—	—	(a)	— (a)

Total Warrants	4,701	—	—	(a)	4,701

Short-Term Investments
Investment Company	17,458,025	—	—		17,458,025
U.S. Treasury Obligations	—	110,595	—		110,595

Total Investments in Securities	$17,502,890	$7,961,049	$970,029		$26,433,968

Liabilities
Debt Securities
Mortgage Pass-Through Securities	—	(799,417)	—		(799,417)
Options Written
Put Options Written	(272)	—	—		(272)

Total Liabilities	$(272)	$(799,417)	$—		$(799,689)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,014	$—		$4,014
Futures Contracts	30,403	—	—		30,403
Swaps	—	43,559	—		43,559

Total Appreciation in Other Financial Instruments	$30,403	$47,573	$—		$77,976

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,714)	$—	$(2,714)
Futures Contracts	(28,318)	—	—	(28,318)
Swaps	—	(71,783)	—	(71,783)

Total Depreciation in Other Financial Instruments	$(28,318)	$(74,497)	$—	$(102,815)

(a)	Value is zero.

There were no transfers between levels 1 and 2 during the period ended May 31, 2014.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)		Unobservable Input	Range (Weighted Average)
	$236	Terms of Plan of Reorganization		Discount for lack of marketability (a)	25% (N/A)
	0	Market Comparable Companies		EBITDA Multiple (b)	4.89x (N/A)
				Discount for lack of marketability (a)	10% - 30% (N/A)

Common Stock	236

	0	Market Comparable Companies	(c)	EBITDA Multiple (b)	4.89x (N/A)
				Discount for lack of marketability (a)	10% - 30% (N/A)

Preferred Stock	0

	1,979	Market Comparable Companies		EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	10% (N/A)

Corporate Bond	1,979

	376,563	Discounted Cash Flow		Discount Rate	4.01% - 8.25% (6.98%)

Private Placements	376,563

	356,429	Discounted Cash Flow		Constant Prepayment Rate	0.00% - 13.00% (1.96%)
				Constant Default Rate	0.00% - 17.00% (8.79%)
				Yield (Discount Rate of Cash Flows)	(0.01%) - 8.00% (4.05%)

Asset-Backed Securities	356,429

	92,730	Discounted Cash Flow		Constant Prepayment Rate	0.00% - 5.00% (4.10%)
				Constant Default Rate	0.00% - 13.46% (1.53%)
				PSA Prepayment Model	209.00% - 596.00% (318.93%)
				Yield (Discount Rate of Cash Flows)	(71.44%) - 27.81% (3.98%)

Collateralized Mortgage Obligations	92,730

	8,165	Discounted Cash Flow		Yield (Discount Rate of Cash Flows)	2.97% (N/A)

Commercial Mortgage-Backed Securities	8,165

Warrants	0	Intrinsic Value		Issue Price vs. Stock Price	(N/A)

Total	$836,102

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $133,927,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements.

(b). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of 02/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Asset-Backed Securities	$361,197		$592	$1,471	$912	$48,718	$(22,935)	$—	$—	$389,955
Collateralized Mortgage Obligations-Agency CMO	19,406		517	(1,097)	(3,137)	—	(4,572)	18,523	—	29,640
Collateralized Mortgage Obligations-Non-Agency CMO	66,322		796	1,659	10	15,755	(6,996)	—	—	77,546
Commercial Mortgage-Backed Securities	8,275		—	9	26	—	(146)	—	—	8,164
Common Stocks-Consumer Discretionary	1,023		—	46	—	—	—	—	—	1,069
Common Stocks-Financials	1,889		—	(3)	—	—	—	—	—	1,886
Common Stocks-Industrials	236		—	—	—	—	—	—	—	236
Common Stocks-Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks-Materials	15,121		—	720	—	—	—	—	—	15,841
Convertible Bonds-Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds-Financials	3,867		—	439	—	—	—	—	—	4,306
Corporate Bonds-Consumer Discretionary	1,554		—	—	—	3	(20)	—	—	1,537
Corporate Bonds-Financials	453		—	—	—	—	—	—	—	453
Corporate Bonds-Industrials	66,663		2,243	(2,021)	136	—	(21,111)	—	(2,337)	43,573
Corporate Bonds-Materials	13,828		—	(180)	19	—	(1,052)	—	—	12,615
Corporate Bonds-Utilities	235		—	(233)	—	—	—	—	—	2
Event-Linked Bond	3,996		—	51	—	—	—	—	—	4,047
Loan Assignments-Consumer Discretionary	2,592		98	(96)	2	—	—	—	—	2,596
Preferred Stocks-Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks-Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Private Placements-Commercial Loans	233,112		—	(182)	—	—	(1,367)	—	—	231,563
Private Placements-Residential Loans	160,108		—	—	—	—	(15,108)	—	—	145,000
Warrants-Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants-Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$959,877		$4,246	$583	$(2,032)	$64,476	$(73,307)	$18,523	$(2,337)	$970,029

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(111,000).

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bond — 0.0% (g)
	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
28	Constar International, Inc., 11.000%, 12/31/17 (d) (i) (Cost $27)	5

Municipal Bonds — 79.8% (t)
	Alabama — 0.5%
	Other Revenue — 0.5%
250	Alabama 21st Century Authority, Series A, Rev., 4.000%, 06/01/16	267
250	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	251

	Total Alabama	518

	Alaska — 1.0%
	Other Revenue — 1.0%
195	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40	208
325	Alaska Industrial Development & Export Authority, Providence Health & Services, Series A, Rev., 5.500%, 10/01/41	363
300	Alaska Student Loan Corp., Education Loan, Series A-2, Rev., 5.000%, 06/01/18	319
120	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	118

	Total Alaska	1,008

	Arizona — 2.1%
	Education — 0.3%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	341
15	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	15

		356

	Hospital — 0.1%
100	Arizona Health Facilities Authority, Banner Health, Series D, Rev., 5.000%, 01/01/24	112

	Other Revenue — 1.1%
200	City of Mesa, Utility Systems, Rev., AGM, 5.250%, 07/01/29	247
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	200
545	Phoenix City Civic Improvement Corp., Junior Lien, Series C, Rev., 5.000%, 07/01/24	627

		1,074

	Water & Sewer — 0.6%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	617

	Total Arizona	2,159

	Arkansas — 0.1%
	Housing — 0.1%
75	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	77

	California — 3.6%
	General Obligation — 0.9%
100	Los Angeles Unified School District, Series A-1, GO, NATL-RE, 5.000%, 07/01/17	100
350	Metropolitan Water District of Southern California, Series A, GO, 5.000%, 03/01/31	411
135	San Mateo Union High School District, Capital Appreciation, GO, BAN, Zero Coupon, 02/15/15 (p)	135
100	San Mateo Union High School District, Capital Appreciation, Election of 2006, Series A, GO, Zero Coupon, 09/01/28	51
175	Sunnyvale Elementary School District, Election 2004, Series C, GO, 5.500%, 09/01/34	238

		935

	Hospital — 0.1%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	109

	Housing — 0.0% (g)
10	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	10

	Other Revenue — 1.6%
200	California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District, Rev., AGM, Zero Coupon, 08/01/30	97
250	Los Angeles Department of Water & Power, Series A, Rev., 5.250%, 07/01/39	278

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
250	Los Angeles Department of Water & Power, Power System, Series B, Rev., 5.000%, 07/01/43 (w)	279
	Los Angeles Department of Water & Power, Water System,
500	Series B, Rev., 5.000%, 07/01/43	553
350	Subseries A-2, Rev., AMBAC, 5.000%, 07/01/44	379

		1,586

	Prerefunded — 0.7%
620	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	494
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	224

		718

	Utility — 0.3%
290	Los Angeles Department of Water & Power, Power System, Subseries A-1, Rev., 5.250%, 07/01/38	328

	Total California	3,686

	Colorado — 1.4%
	Certificate of Participation/Lease — 0.4%
300	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	347

	General Obligation — 0.5%
435	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/22	536

	Housing — 0.0% (g)
35	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	36

	Other Revenue — 0.5%
320	City & County of Denver, Series A, Rev., AMT, 5.500%, 11/15/19	381
110	Public Authority for Colorado Energy, Natural Gas Purchase, Series 2008, Rev., 6.125%, 11/15/23	134

		515

	Total Colorado	1,434

	Connecticut — 1.8%
	Other Revenue — 1.8%
500	Connecticut State Health & Educational Facility Authority, Yale University, Series Z-2, Rev., 5.050%, 07/01/42	550
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
1,000	Series A, Rev., 4.000%, 11/15/19	1,076
200	Series A, Rev., 5.250%, 11/15/24	230

	Total Connecticut	1,856

	Delaware — 0.1%
	Housing — 0.1%
55	Delaware State Housing Authority, Senior Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	56

	District of Columbia — 1.3%
	Other Revenue — 1.3%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	111
230	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15	238
	District of Columbia, Ballpark,
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19	251
115	Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	121
200	District of Columbia, Gallaudet University, Rev., 4.000%, 04/01/17	218
100	Metropolitan Washington Airports Authority, Series C, Rev., 5.000%, 10/01/22	116
205	Metropolitan Washington Airports Authority, Airport System, Series B, Rev., AMT, AMBAC, 5.000%, 10/01/23	227

	Total District of Columbia	1,282

	Florida — 8.5%
	Certificate of Participation/Lease — 0.2%
200	Miami-Dade County School Board, Series A, COP, NATL-RE-IBC, FGIC, 5.000%, 05/01/23	221

	General Obligation — 0.3%
200	Florida State Board Education, Public Education Capital Outlay, Series A, GO, 5.500%, 06/01/38	230

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — 0.6%
570	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	616

	Other Revenue — 7.3%
30	Broward County Airport System Revenue, Series L, Rev., AMBAC, 5.000%, 10/01/14	30
45	Broward County Airport System Revenue, Unrefunded Balance, Series L, Rev., AMBAC, 5.000%, 10/01/14	46
500	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	561
200	Charlotte County, Utility Systems, Rev., AGM, 5.250%, 10/01/24	234
100	County of Broward, Port Facilities, Series A, Rev., 5.000%, 09/01/21	111
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VRDO, 2.100%, 07/01/22	505
200	County of Sumter, Industrial Development Authority, Central Florida Health Alliance Projects, Series A, Rev., 5.000%, 07/01/18	222
150	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41	163
380	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37	389
200	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16	218
500	JEA Electric System Revenue, Subseries B, Rev., 5.000%, 10/01/34	551
500	Lakeland Educational Facilities, Southern College Project, Series A, Rev., 5.000%, 09/01/25	545
900	Orlando Community Redevelopment Agency, Republic Drive, Tax Allocation, Rev., 5.000%, 04/01/17	983
155	Orlando-Orange County Expressway Authority, Series B, Rev., AGM, 4.000%, 07/01/21	171
275	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	319
500	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	661
1,000	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,133
450	Tohopekaliga Water Authority, Series A, Rev., 5.750%, 10/01/31	550

		7,392

	Prerefunded — 0.1%
100	Miami-Dade County Expressway Authority, Toll System, Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/14 (p)	100

	Total Florida	8,559

	Georgia — 3.1%
	Other Revenue — 3.0%
500	Burke County Development Authority, Pollution Control, Oglethorpe Power Corp. Vogtle Project, Series A, Rev., VAR, 2.400%, 01/01/40	503
500	City of Atlanta, Airport, Series C, Rev., AMT, 5.000%, 01/01/42	530
240	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	284
	Georgia Housing & Finance Authority, Non Single Family,
155	Series B, Rev., 4.000%, 12/01/29	165
500	Subseries A-1, Rev., 4.000%, 06/01/44	546
300	Georgia State Environmental Loan Acquisition Corp., Cobb County Marietta Water Authority Loan, Rev., 5.125%, 02/15/31	330
120	Main Street Natural Gas, Inc., Series B, Rev., 5.000%, 03/15/15	124
	Private Colleges & Universities Authority, Mercer University Project,
300	Series A, Rev., 4.000%, 10/01/14	303
200	Series C, Rev., 5.000%, 10/01/16	216

		3,001

	Utility — 0.1%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	101

	Total Georgia	3,102

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Guam — 0.2%
	Other Revenue — 0.2%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	218

	Hawaii — 0.1%
	General Obligation — 0.1%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	117

	Idaho — 0.9%
	General Obligation — 0.9%
750	City of Nampa, GO, 5.000%, 08/01/21	894

	Illinois — 3.5%
	Education — 0.1%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	115

	General Obligation — 0.9%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	142
	Greater Chicago Metropolitan Water Reclamation District,
50	Series C, GO, 5.250%, 12/01/27	63
410	Series C, GO, 5.250%, 12/01/32	512
150	Lake County Community Consolidated School District No. 50 Woodland, Series C, GO, 5.250%, 01/01/24	171

		888

	Housing — 0.1%
95	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	101

	Other Revenue — 2.1%
200	City of Chicago, O’Hare International Airport, Third Lien, Series C, Rev., AGC, 5.250%, 01/01/25	224
205	City of Chicago, O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17	227
	City of Chicago, Waterworks, Second Lien,
500	Rev., 5.250%, 11/01/38	531
150	Rev., BHAC-CR, AMBAC, 5.750%, 11/01/30	180
200	City of Joliet, Waterworks & Sewage, Rev., 5.000%, 01/01/16	214
275	Illinois Finance Authority, OSF Healthcare System, Series A, Rev., 5.000%, 05/15/19	312
100	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/18	109
	Railsplitter Tobacco Settlement Authority,
180	Rev., 5.125%, 06/01/19	209
130	Rev., 5.250%, 06/01/21	153

		2,159

	Transportation — 0.3%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	322

	Total Illinois	3,585

	Indiana — 1.9%
	Other Revenue — 1.9%
100	Indiana Finance Authority, Ascension Health, Series A-8, Rev., VAR, 5.000%, 07/28/16	109
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	77
250	Indiana Finance Authority, University Health, Series N, Rev., 5.000%, 03/01/17	279
150	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.000%, 10/01/27	169
250	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-2, Rev., VAR, 1.600%, 02/01/17	255
	Indiana Housing & Community Development Authority, Home First Program,
75	Series A, GO, GNMA/FNMA COLL, 4.500%, 06/01/28	80
120	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	130
250	Indiana State Finance Authority, Wastewater Utility, First Lien, Series A, Rev., 5.250%, 10/01/31	285
500	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 06/01/20	586

	Total Indiana	1,970

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Iowa — 0.1%
	Housing — 0.1%
50	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	53

	Kansas — 0.4%
	Hospital — 0.2%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	225

	Housing — 0.2%
160	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	165

	Total Kansas	390

	Kentucky — 0.3%
	Housing — 0.1%
60	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	63

	Other Revenue — 0.2%
250	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co.Project, Series A, Rev., VAR, 1.650%, 10/01/33	254

	Total Kentucky	317

	Louisiana — 1.1%
	Housing — 0.0% (g)
25	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	26

	Other Revenue — 0.9%
	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
70	Series A-1, Rev., GNMA/FNMA/FHLMC, 2.950%, 04/01/15	71
95	Series A-1, Rev., GNMA/FNMA/FHLMC, 3.200%, 04/01/16	97
35	Series A-2, Rev., GNMA/FNMA/FHLMC, 3.900%, 04/01/19	37
85	Series A-2, Rev., GNMA/FNMA/FHLMC, 4.750%, 10/01/29	86
300	Louisiana State University and Agricultural and Mechanical College, Rev., 5.000%, 07/01/24	351
225	State of Louisiana, Gas & Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	263

		905

	Transportation — 0.2%
125	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	143

	Total Louisiana	1,074

	Maine — 0.8%
	Other Revenue — 0.8%
300	Maine Health and Higher Educational Facilities Authority, Series A, Rev., 5.000%, 07/01/25	339
420	Maine State Housing Authority, Series B, Rev., 4.000%, 11/15/43	457

	Total Maine	796

	Maryland — 0.6%
	Special Tax — 0.5%
400	County of Anne Arundel, Consolidated Special Taxing District, The Villages of Dorchester and Farmington Village Projects, GO, 5.000%, 07/01/21	466

	Transportation — 0.1%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	109

	Total Maryland	575

	Massachusetts — 5.4%
	Education — 1.2%
350	Massachusetts College Building Authority, Series B, Rev., XLCA, 5.500%, 05/01/28	425
535	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	709
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	110

		1,244

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	152

	Other Revenue — 3.5%
500	Massachusetts Educational Financing Authority, Education Loan, Series J, Rev., AMT, 5.000%, 07/01/18	565
	Massachusetts Housing Finance Agency, Single Family Housing,
470	Series 160, Rev., AMT, 3.750%, 06/01/34	484
1,000	Series 169, Rev., 4.000%, 12/01/44	1,092
750	Massachusetts Port Authority, Series A, Rev., AMT, 5.000%, 07/01/37	811
500	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/29	627

		3,579

	Transportation — 0.4%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	385

	Water & Sewer — 0.1%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	126

	Total Massachusetts	5,486

	Michigan — 2.0%
	General Obligation — 0.6%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16 (d)	50
500	Detroit City School District, Wayne County, School Building & Site Improvement, Series A, GO, Q-SBLF, 5.000%, 05/01/18	555

		605

	Other Revenue — 1.4%
105	City of Detroit, Sewage Disposal System, Senior Lien, Series B, Rev., NATL-RE, 5.500%, 07/01/16	106
470	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., VAR, NATL-RE, 5.000%, 07/01/16	475
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	225
	Wayne County Airport Authority, Detroit Metropolitan Airport,
400	Series B, Rev., AMT, 5.000%, 12/01/21	460
150	Series D, Rev., 5.000%, 12/01/18	171

		1,437

	Total Michigan	2,042

	Minnesota — 2.7%
	Hospital — 0.2%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	214

	Housing — 0.1%
65	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	68

	Other Revenue — 2.4%
340	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	363
200	Minnesota Agricultural & Economic Development Board, Health Care Facilities, Essential Health, Series A, Rev., 4.750%, 02/15/15 (i)	200
150	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	160
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
100	Rev., 4.000%, 08/01/17	110
300	Rev., 5.250%, 08/01/26	339
	Minnesota Housing Finance Agency, Residential Housing Finance,
635	Series A, Rev., 4.000%, 07/01/38	694
500	Series B, Rev., 4.000%, 01/01/38	546

		2,412

	Total Minnesota	2,694

	Mississippi — 0.3%
	Other Revenue — 0.3%
	Mississippi Development Bank, Harrison County, Coliseum & Convention Center,
160	Series A, Rev., 5.250%, 01/01/30	193
100	Series A, Rev., 5.250%, 01/01/34	122

	Total Mississippi	315

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — 1.4%
	General Obligation — 0.3%
250	Independence School District, Direct Deposit Program, Series A, GO, 5.250%, 03/01/31	288

	Housing — 0.0% (g)
25	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	26

	Other Revenue — 0.6%
155	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	165
200	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41 (w)	220
205	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	222

		607

	Transportation — 0.5%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	474

	Total Missouri	1,395

	Montana — 0.7%
	Housing — 0.0% (g)
5	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	5

	Other Revenue — 0.7%
100	City of Billings, Airport, Series A, Rev., AMT, 5.000%, 07/01/20	108
400	Montana Board of Housing, Single Family Homeownership, Series A-2, Rev., AMT, 4.000%, 12/01/38	411
200	Montana Facility Finance Authority, Hospital Benefits, Health Systems, Rev., AGC, 5.125%, 01/01/22	233

		752

	Total Montana	757

	Nebraska — 0.7%
	General Obligation — 0.7%
	Omaha City Convention Center/Arena Project,
295	GO, 5.250%, 04/01/25	374
285	GO, 5.250%, 04/01/27	366

	Total Nebraska	740

	Nevada — 0.2%
	Certificate of Participation/Lease — 0.1%
95	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/17	100

	General Obligation — 0.1%
50	City of Las Vegas, Series B, GO, NATL-RE, 4.125%, 05/01/16	53

	Total Nevada	153

	New Hampshire — 0.6%
	Other Revenue — 0.6%
	City of Manchester, School Facilities,
200	Rev., NATL-RE, 5.500%, 06/01/26	256
100	Rev., NATL-RE, 5.500%, 06/01/27	129
105	New Hampshire Housing Finance Authority, Single Family Mortgage, Series B, Rev., 5.000%, 07/01/27	111
135	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	145

	Total New Hampshire	641

	New Jersey — 2.7%
	Other Revenue — 2.3%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	514
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	286
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/15	534
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	572
200	New Jersey Higher Education Student Assistance Authority, Student Loan, Series 1, Rev., 5.000%, 12/01/16	220

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	214

		2,340

	Special Tax — 0.4%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	359

	Total New Jersey	2,699

	New Mexico — 0.8%
	Housing — 0.0% (g)
10	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	11

	Other Revenue — 0.8%
350	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	428
55	New Mexico Finance Authority, Public Project, Senior Lien, Series A, Rev., 4.000%, 06/01/16	59
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
155	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	170
130	Series B, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 03/01/28	138

		795

	Total New Mexico	806

	New York — 6.1%
	General Obligation — 0.6%
500	City of New York, Series I, GO, 5.000%, 08/01/21	599

	Other Revenue — 4.2%
500	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	534
250	New York City Municipal Water Finance Authority, Series FF-2, Rev., 5.500%, 06/15/40	286
	New York City Municipal Water Finance Authority, Second General Resolution,
250	Rev., 5.250%, 06/15/44	278
240	Rev., 5.375%, 06/15/43	276
500	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series DD, Rev., 5.000%, 06/15/34	563
200	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	202
	New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing,
310	Series B, Rev., 5.500%, 10/15/26	405
390	Series B, Rev., 5.500%, 10/15/30	506
305	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 04/15/35	392
250	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	278
440	Port Authority of New York & New Jersey, Consolidated, 143rd Series, Rev., 5.000%, 10/01/25	469

		4,189

	Special Tax — 0.9%
275	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/24	349
500	New York State Urban Development Corp., State Personal Income Tax, General Purpose, Series A-1, Rev., 5.000%, 03/15/43	551

		900

	Water & Sewer — 0.4%
385	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	443

	Total New York	6,131

	North Carolina — 0.1%
	Housing — 0.1%
65	North Carolina Housing Finance Agency, Homeownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	67

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Dakota — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
200	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	213

	Other Revenue — 0.5%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
230	Series A, Rev., 3.750%, 07/01/42	245
250	Series A, Rev., 4.000%, 07/01/34 (w)	273

		518

	Total North Dakota	731

	Ohio — 3.8%
	General Obligation — 0.3%
185	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement, Unlimited Tax, GO, NATL-RE, FGIC, 5.250%, 12/01/25	229
45	Greene County, Series A, GO, AMBAC, 5.250%, 12/01/28	58

		287

	Housing — 0.4%
20	Ohio Housing Finance Agency, Mortgage Backed Securities Program, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	20
345	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	357

		377

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
270	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	303

	Other Revenue — 2.8%
100	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	113
260	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	284
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	102
500	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., VRDO, 3.750%, 12/01/23	530
190	Ohio Economic Development, Ohio Enterprise Bond Fund, Seepex Project, Series 1, Rev., 2.000%, 06/01/17	193
	Ohio Housing Finance Agency, Single Family Mortgage,
185	Series 1, Rev., 5.000%, 11/01/28	199
150	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	163
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	585
500	Southeastern Ohio Port Authority, Refunding & Improvement Memorial Health Systems, Rev., 5.000%, 12/01/14	506
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	158

		2,833

	Total Ohio	3,800

	Oklahoma — 0.2%
	Other Revenue — 0.2%
220	Oklahoma City Water Utilities Trust, Water & Sewer, Rev., 5.375%, 07/01/40	251

	Oregon — 1.3%
	General Obligation — 0.4%
165	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	210
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	26
105	State of Oregon, University Systems Projects, Series G, GO, 5.250%, 08/01/31	122

		358

	Other Revenue — 0.9%
300	Oregon State Department of Administrative Services, Series A, Rev., 5.000%, 04/01/23	367
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
190	Series B, Rev., 5.000%, 07/01/20	219
105	Series B, Rev., AMT, 5.000%, 07/01/30	114

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
215	Port of Portland, International Airport, Rev., AMT, 5.000%, 07/01/19	250

		950

	Total Oregon	1,308

	Pennsylvania — 4.0%
	Industrial Development Revenue/Pollution Control Revenue — 0.7%
750	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, 1.375%, 12/01/22	750

	Other Revenue — 3.3%
	Allegheny County Airport Authority, Pittsburgh International Airport,
305	Series A-1, Rev., 5.000%, 01/01/26	333
500	Series A-1, Rev., AMT, 5.000%, 01/01/22	562
160	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/20	186
500	Beaver County IDA, Firstenergy Generation Project, Pollution Control, Series B, Rev., VAR, 2.500%, 06/01/17	507
625	Pennsylvania Higher Educational Facilities Authority, Philadelphia University, Rev., 5.000%, 06/01/17	685
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
290	Series 112, Rev., 5.000%, 04/01/28	311
425	Series 96-B, Rev., 3.950%, 10/01/16	452
250	State Public School Building Authority, Philadelphia School District Project, Rev., 5.000%, 04/01/27	277

		3,313

	Total Pennsylvania	4,063

	Puerto Rico — 0.3%
	General Obligation — 0.2%
200	Commonwealth of Puerto Rico, Public Improvement, GO, FGIC, 5.500%, 07/01/14	200

	Other Revenue — 0.1%
25	Puerto Rico Highways and Transportation Authority, Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15 (p)	26
	Puerto Rico Highways and Transportation Authority, Unrefunded Balance,
95	Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	97
25	Series X, Rev., NATL-RE-IBC, 5.500%, 07/01/15	26

		149

	Total Puerto Rico	349

	Rhode Island — 0.3%
	Other Revenue — 0.3%
250	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	285

	South Carolina — 0.6%
	Other Revenue — 0.6%
500	Charleston Educational Excellence Financing Corp., Charleston County School District Project, Rev., 5.000%, 12/01/24	600

	South Dakota — 0.2%
	Other Revenue — 0.2%
180	South Dakota Housing Development Authority, Homeownership Mortgage, Series A, Rev., AMT, 4.500%, 05/01/31	193

	Tennessee — 1.3%
	Other Revenue — 0.9%
120	Memphis-Shelby County Sports Authority, Inc., Arena Project, Series D, Rev., NATL-RE, 5.000%, 11/01/19	137
230	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/23	264
	Tennessee Housing Development Agency, Homeownership Program,
300	Series 1-A, Rev., AMT, 4.500%, 01/01/38	322
170	Series A, Rev., AMT, 4.500%, 07/01/31	183

		906

	Utility — 0.4%
315	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	360

	Total Tennessee	1,266

	Texas — 4.5%
	Education — 0.3%
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	111
140	University of Texas System, Series B, Rev., 5.250%, 07/01/28	180

		291

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 1.9%
100	Comal Independent School District, School Building, GO, PSF-GTD, 5.250%, 02/01/33	112
250	Dallas County Utility and Reclamation District, GO, 5.000%, 02/15/23	295
80	Fort Bend County, Limited Tax, GO, 5.250%, 03/01/28	90
200	North East Independent School District, GO, PSF-GTD, 5.250%, 02/01/27	255
1,000	Texas Transportation Commission, State Highway Improvement, Series A, GO, 5.000%, 04/01/30	1,162

		1,914

	Housing — 0.1%
80	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	85

	Industrial Development Revenue/Pollution Control Revenue — 1.2%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
100	Rev., 4.700%, 05/01/18	109
1,000	Rev., 5.000%, 02/01/23	1,091

		1,200

	Other Revenue — 1.0%
130	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.250%, 12/01/29	164
155	La Vernia Higher Education Finance Corp., Lifeschool of Dallas, Series A, Rev., 6.250%, 08/15/21	194
175	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	189
395	University of Texas System, Series B, Rev., 5.250%, 07/01/30	507

		1,054

	Prerefunded — 0.0% (g)
30	City of Houston, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 12/01/27 (p)	20

	Total Texas	4,564

	Utah — 1.2%
	Certificate of Participation/Lease — 0.6%
450	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/32	566

	Other Revenue — 0.6%
500	Central Utah Water Conservancy District, Series C, Rev., 5.000%, 10/01/42	555
40	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/25	49

		604

	Total Utah	1,170

	Vermont — 0.3%
	Other Revenue — 0.3%
185	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	190
90	Vermont Housing Finance Agency, Single Family Housing, Series 22C, Rev., AMT, AGM, 4.550%, 11/01/20	91

	Total Vermont	281

	Virginia — 0.8%
	Other Revenue — 0.8%
485	Virginia Resources Authority, Infrastructure, Unrefunded Balance, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/25	575
250	York County Economic Development Authority, Pollution Control, Electric & Power Company Project, Series A, Rev., VAR, 1.875%, 05/01/33	252

		827

	Prerefunded — 0.0% (g)
15	Virginia Resources Authority, Infrastructure, Pooled Financing Program, Series A, Rev., 5.000%, 11/01/21 (p)	18

	Total Virginia	845

	Washington — 1.9%
	General Obligation — 0.2%
220	State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	179

	Other Revenue — 1.7%
150	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	172
300	City of Seattle, Light & Power Improvement, Series A, Rev., 5.250%, 02/01/33	340

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
		Other Revenue — continued
1,000		Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,134
130		Washington State Housing Finance Commission, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 04/01/29	137

			1,783

		Total Washington	1,962

		Wisconsin — 0.7%
		Other Revenue — 0.7%
330		State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	388
240		Wisconsin State Department of Transportation, Series 1, Rev., 5.000%, 07/01/27	286

		Total Wisconsin	674

		Wyoming — 0.6%
		Other Revenue — 0.6%
375		Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	410
155		Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	158

		Total Wyoming	568

		Total Municipal Bonds (Cost $77,898)	80,562

SHARES
Common Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A, ADR (a) (i) (Cost $– (h))	—

Preferred Stock — 0.0% (g)
		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
—	(h)	Constar International, Inc., Class A (a) (i) (Cost $10)	—

PRINCIPAL AMOUNT($)
Loan Assignments — 16.0%
		Consumer Discretionary — 6.3%
		Automobiles — 0.3%
300		Chrysler Group LLC, Term Loan, VAR, 3.250%, 12/31/18	298

		Distributors — 0.0% (g)
30		VWR Funding, Inc., New USD B1 Term Loan, VAR, 3.400%, 04/03/17	30

		Diversified Consumer Services — 0.3%
247		Coinmach Services Corp., New Term Loan, VAR, 4.250%, 11/14/19	246
100		Deluxe Enterprise Operations, Inc., 1st Lien Term Loan, VAR, 6.500%, 02/28/20	100

			346

		Hotels, Restaurants & Leisure — 1.1%
248		American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	249
50		CBAC Borrower LLC, Term Loan, VAR, 8.250%, 07/02/20	52
135		CCM Merger, Inc., 1st Lien Term Loan, VAR, 5.000%, 03/01/17	136
147		Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	152
150		Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	149
149		Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20	148
129		Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	129
102		Wendy’s International, Inc., New Term Loan B, VAR, 3.250%, 05/15/19	102

			1,117

		Household Durables — 0.3%
62		Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	63
70		Tempur-Pedic International, Inc., Term Loan B, VAR, 3.500%, 03/18/20	69
114		Wilsonart International, Inc., Initial Term Loan, VAR, 10/31/19 ^	112
34		WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	34

			278

		Internet & Catalog Retail — 0.1%
144		1-800 Contacts, Inc., Term Loan, VAR, 4.250%, 01/29/21	144

		Media — 2.5%
250		Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	253

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
119	Cenveo Corp., New Term Loan B, VAR, 6.250%, 02/13/17	119
76	Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	76
269	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.750%, 04/16/21	271
51	NEP/NCP Holdco Inc., New Term Loan B, VAR, 4.250%, 01/22/20	51
500	Numericable Group S.A., Term Loan B1, VAR, 4.500%, 04/23/20 ^	501
96	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	98
499	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	498
20	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	20
55	Univision Communications, Inc., 1st Lien Term Loan C4, VAR, 4.000%, 03/01/20	55
591	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20	581

		2,523

	Multiline Retail — 0.7%
496	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	500
208	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	207

		707

	Specialty Retail — 0.3%
294	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	293

	Textiles, Apparel & Luxury Goods — 0.7%
292	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	291
173	Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19	173
200	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 03/05/20	199

		663

	Total Consumer Discretionary	6,399

	Consumer Staples — 1.2%
	Food & Staples Retailing — 1.0%
142	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	142
472	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	477
89	Rite Aid Corp., Tranche 7 Term Loan, VAR, 3.500%, 02/21/20	89
249	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	249

		957

	Food Products — 0.2%
115	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	119
74	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	74

		193

	Personal Products — 0.0% (g)
44	Prestige Brands, Inc., Term Loan B1, VAR, 3.750%, 01/31/19	44

	Total Consumer Staples	1,194

	Energy — 0.4%
	Energy Equipment & Services — 0.2%
74	Mcdermott International, Inc., Term Loan B, VAR, 5.250%, 04/15/19 ^	74
83	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18	83

		157

	Oil, Gas & Consumable Fuels — 0.2%
16	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	17
125	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	124
100	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	101

		242

	Total Energy	399

	Financials — 0.3%
	Capital Markets — 0.1%
127	Walter Investment Management Corp., 1st Lien Term Loan, VAR, 4.750%, 12/18/20	125

	Diversified Financial Services — 0.2%
149	ROC Finance LLC, New Term Loan B, VAR, 5.000%, 06/20/19	146

	Real Estate Management & Development — 0.0% (g)
6	Realogy Group LLC, Extended Term Loan, VAR, 4.401%, 10/10/16	6

	Total Financials	277

	Health Care — 1.0%
	Biotechnology — 0.2%
90	Ikaria, Inc., Term Loan, VAR, 5.000%, 02/12/21	90

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Biotechnology — continued
125	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	125

		215

	Health Care Equipment & Supplies — 0.2%
148	Kinetic Concepts, Inc., New Term Loan, VAR, 4.000%, 05/04/18	148

	Health Care Providers & Services — 0.6%
131	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	131
97	IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18	97
53	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	53
340	National Mentor Holdings, Inc., Term Loan B, VAR, 4.750%, 01/31/21	341

		622

	Total Health Care	985

	Industrials — 2.7%
	Aerospace & Defense — 0.2%
148	Consolidated Precision Products Corp., 1st Lien Term Loan B, VAR, 4.750%, 12/28/19	148
62	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	62

		210

	Airlines — 0.2%
6	Landmark Aviation, Canadian Term Loans, VAR, 4.750%, 10/25/19	7
94	Landmark Aviation, Term Loan, VAR, 4.750%, 10/25/19	94
149	US Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	148

		249

	Building Products — 0.5%
153	Nortek, Inc., Term Loan B, VAR, 3.750%, 10/15/20	153
147	Roofing Supply Group LLC/Roofing Supply Finance, Inc., Term Loan B2, VAR, 5.000%, 05/31/19	147
83	Shield Finance Co., Term Loan B, VAR, 5.000%, 01/29/21	83
147	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	148

		531

	Commercial Services & Supplies — 0.2%
111	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	111
83	St. George’s University, 1st Lien Term Loan, VAR, 8.500%, 12/20/17	84

		195

	Electrical Equipment — 0.1%
63	Alliance Laundry Systems LLC, New Term Loan, VAR, 4.250%, 12/10/18	63

	Industrial Conglomerates — 0.3%
72	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	72
217	Hudson Products Holdings, Inc., Term Loan, VAR, 6.250%, 03/15/19	217

		289

	Machinery — 0.5%
97	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	95
148	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	147
155	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	156
117	Wabash National Corp., Term Loan B1, VAR, 4.500%, 05/08/19	117

		515

	Trading Companies & Distributors — 0.7%
315	International Lease Finance Corp., Term Loan B, VAR, 3.500%, 03/06/21	314
249	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	250
100	SunSource Holdings, Inc., New Term Loan, VAR, 4.750%, 02/12/21	100

		664

	Total Industrials	2,716

	Information Technology — 1.4%
	Communications Equipment — 0.3%
148	Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	148
49	Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20	49
95	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17	92
49	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18	49

		338

	IT Services — 0.3%
46	First Data Corp., 2018 Repriced Term Loan, VAR, 4.150%, 09/24/18	46
80	First Data Corp., Extended USD Term Loan, VAR, 4.150%, 03/24/21	80

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	IT Services — continued
145	UCS International Inc., Term Loan, 5.500%, 07/26/17	145

		271

	Semiconductors & Semiconductor Equipment — 0.5%
398	Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 04/11/21	399
149	Freescale Semiconductor, Inc., 7 Years Term Loan, VAR, 4.250%, 02/28/20	149

		548

	Software — 0.3%
114	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17	114
147	Emdeon, Inc., Term Loan 2013, VAR, 3.750%, 11/02/18	147
9	RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18 ^	9

		270

	Total Information Technology	1,427

	Materials — 1.3%
	Chemicals — 0.5%
44	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	44
72	Kronos Worldwide, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/18/20	73
207	OCI Beaumont, Term Loan B3, VAR, 5.000%, 08/20/19	210
149	Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20	149

		476

	Containers & Packaging — 0.3%
170	Ardagh Holdings USA Inc., Term Loan B, VAR, 4.000%, 12/17/19	170
40	Berlin Packaging LLC, Term Loan 2013, VAR, 4.750%, 04/02/19	40
70	Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 03/21/21 ^	70
24	Southern Graphics, Inc., New Term Loans, VAR, 4.250%, 10/17/19	24

		304

	Metals & Mining — 0.4%
28	Firth Rixson, Term Loan, VAR, 4.250%, 06/30/17	28
190	Hi-Crush Partners LP, Term Loan B, VAR, 4.750%, 04/28/21	191
110	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	111
98	Novelis, Inc., New Term Loan B, VAR, 3.750%, 03/10/17	99

		429

	Paper & Forest Products — 0.1%
98	Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18	98

	Total Materials	1,307

	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.4%
249	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	255
150	Level 3 Communications, Inc., Term Loan B3, VAR, 4.000%, 08/01/19	150

		405

	Wireless Telecommunication Services — 0.1%
110	Syniverse Holdings, Inc., 2019 Term Loan, VAR, 4.000%, 04/23/19	109

	Total Telecommunication Services	514

	Utilities — 0.9%
	Electric Utilities — 0.3%
323	TXU Energy Retail Company LLC, 1st Lien Term Loan, VAR, 1.842%, 05/05/16 ^	324

	Gas Utilities — 0.0% (g)
53	Ruby Western Pipeline Holdings LLC, New Term Loan B, VAR, 3.500%, 03/27/20	53

	Independent Power & Renewable Electricity Producers — 0.6%
496	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan, VAR, 3.000%, 05/03/20	487
109	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	109

		596

	Total Utilities	973

	Total Loan Assignments (Cost $16,106)	16,191

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.9%
	Investment Company — 3.9%
3,980	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $3,980)	3,980

	Total Investments — 99.7% (Cost $98,021)	100,738
	Other Assets in Excess of Liabilities — 0.3%	277

	NET ASSETS — 100.0%	$101,015

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
XLCA	—	Insured by XL Capital Assurance
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	When-issued security.
^	—	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,057
Aggregate gross unrealized depreciation	(340)

Net unrealized appreciation/depreciation	$2,717

Federal income tax cost of investments	$98,021

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input by State or sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Materials	$—	$—	$5	$5
Municipal Bonds
Alabama
Other Revenue	—	518	—	518
Alaska
Other Revenue	—	1,008	—	1,008
Arizona
Education	—	356	—	356
Hospital	—	112	—	112
Other Revenue	—	1,074	—	1,074
Water & Sewer	—	617	—	617

Total Arizona	—	2,159	—	2,159

Arkansas
Housing	—	77	—	77
California
General Obligation	—	935	—	935
Hospital	—	109	—	109
Housing	—	10	—	10
Other Revenue	—	1,586	—	1,586
Prerefunded	—	718	—	718
Utility	—	328	—	328

Total California	—	3,686	—	3,686

Colorado
Certificate of Participation/Lease	—	347	—	347
General Obligation	—	536	—	536
Housing	—	36	—	36
Other Revenue	—	515	—	515

Total Colorado	—	1,434	—	1,434

Connecticut
Other Revenue	—	1,856	—	1,856
Delaware
Housing	—	56	—	56
District of Columbia
Other Revenue	—	1,282	—	1,282
Florida
Certificate of Participation/Lease	$—	$221	$—	$221
General Obligation	—	230	—	230
Housing	—	616	—	616
Other Revenue	—	7,392	—	7,392
Prerefunded	—	100	—	100

Total Florida	—	8,559	—	8,559

Georgia
Other Revenue	—	3,001	—	3,001
Utility	—	101	—	101

Total Georgia	—	3,102	—	3,102

Guam
Other Revenue	—	218	—	218
Hawaii
General Obligation	—	117	—	117

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Idaho
General Obligation	—	894	—	894
Illinois
Education	—	115	—	115
General Obligation	—	888	—	888
Housing	—	101	—	101
Other Revenue	—	2,159	—	2,159
Transportation	—	322	—	322

Total Illinois	—	3,585	—	3,585

Indiana
Other Revenue	—	1,970	—	1,970
Iowa
Housing	—	53	—	53
Kansas
Hospital	—	225	—	225
Housing	—	165	—	165

Total Kansas	—	390	—	390

Kentucky
Housing	—	63	—	63
Other Revenue	—	254	—	254

Total Kentucky	—	317	—	317

Louisiana
Housing	—	26	—	26
Other Revenue	—	905	—	905
Transportation	—	143	—	143

Total Louisiana	—	1,074	—	1,074

Maine
Other Revenue	—	796	—	796
Maryland
Special Tax	—	466	—	466
Transportation	—	109	—	109

Total Maryland	—	575	—	575

Massachusetts
Education	—	1,244	—	1,244
Industrial Development Revenue/Pollution Control Revenue	—	152	—	152

Other Revenue	$—	$3,579	$—	$3,579
Transportation	—	385	—	385
Water & Sewer	—	126	—	126

Total Massachusetts	—	5,486	—	5,486

Michigan
General Obligation	—	605	—	605
Other Revenue	—	1,437	—	1,437

Total Michigan	—	2,042	—	2,042

Minnesota
Hospital	—	214	—	214
Housing	—	68	—	68
Other Revenue	—	2,212	200	2,412

Total Minnesota	—	2,494	200	2,694

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mississippi
Other Revenue	—	315	—	315
Missouri
General Obligation	—	288	—	288
Housing	—	26	—	26
Other Revenue	—	607	—	607
Transportation	—	474	—	474

Total Missouri	—	1,395	—	1,395

Montana
Housing	—	5	—	5
Other Revenue	—	752	—	752

Total Montana	—	757	—	757

Nebraska
General Obligation	—	740	—	740
Nevada
Certificate of Participation/Lease	—	100	—	100
General Obligation	—	53	—	53

Total Nevada	—	153	—	153

New Hampshire
Other Revenue	—	641	—	641
New Jersey
Other Revenue	—	2,340	—	2,340
Special Tax	—	359	—	359

Total New Jersey	—	2,699	—	2,699

New Mexico
Housing	—	11	—	11
Other Revenue	—	795	—	795

Total New Mexico	—	806	—	806

New York
General Obligation	—	599	—	599
Other Revenue	—	4,189	—	4,189
Special Tax	—	900	—	900
Water & Sewer	—	443	—	443

Total New York	—	6,131	—	6,131

North Carolina
Housing	—	67	—	67
North Dakota
Industrial Development Revenue/Pollution Control Revenue	$—	$213	$—	$213
Other Revenue	—	518	—	518

Total North Dakota	—	731	—	731

Ohio
General Obligation	—	287	—	287
Housing	—	377	—	377
Industrial Development Revenue/Pollution Control Revenue	—	303	—	303
Other Revenue	—	2,833	—	2,833

Total Ohio	—	3,800	—	3,800

Oklahoma
Other Revenue	—	251	—	251

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oregon
General Obligation	—	358	—	358
Other Revenue	—	950	—	950

Total Oregon	—	1,308	—	1,308

Pennsylvania
Industrial Development Revenue/Pollution Control Revenue	—	750	—	750
Other Revenue	—	3,313	—	3,313

Total Pennsylvania	—	4,063	—	4,063

Puerto Rico
General Obligation	—	200	—	200
Other Revenue	—	149	—	149

Total Puerto Rico	—	349	—	349

Rhode Island
Other Revenue	—	285	—	285
South Carolina
Other Revenue	—	600	—	600
South Dakota
Other Revenue	—	193	—	193
Tennessee
Other Revenue	—	906	—	906
Utility	—	360	—	360

Total Tennessee	—	1,266	—	1,266

Texas
Education	—	291	—	291
General Obligation	—	1,914	—	1,914
Housing	—	85	—	85
Industrial Development Revenue/Pollution Control Revenue	—	1,200	—	1,200
Other Revenue	—	1,054	—	1,054
Prerefunded	—	20	—	20

Total Texas	—	4,564	—	4,564

Utah
Certificate of Participation/Lease	—	566	—	566

Other Revenue	$—	$604	$—	$604

Total Utah	—	1,170	—	1,170

Vermont
Other Revenue	—	281	—	281
Virginia
Other Revenue	—	827	—	827
Prerefunded	—	18	—	18

Total Virginia	—	845	—	845

Washington
General Obligation	—	179	—	179
Other Revenue	—	1,783	—	1,783

Total Washington	—	1,962	—	1,962

Wisconsin
Other Revenue	—	674	—	674

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Wyoming
Other Revenue	—	568	—		568

Total Municipal Bonds	—	80,362	200		80,562

Preferred Stocks
Materials	—	—	—	(a)	—	(a)
Common Stocks
Materials	—	—	—	(a)	—	(a)
Loan Assignments
Consumer Discretionary	—	6,399	—		6,399
Consumer Staples	—	1,194	—		1,194
Energy	—	399	—		399
Financials	—	277	—		277
Health Care	—	985	—		985
Industrials	—	2,716	—		2,716
Information Technology	—	1,427	—		1,427
Materials	—	1,307	—		1,307
Telecommunication Services	—	514	—		514
Utilities	—	973	—		973

Total Loan Assignments	—	16,191	—		16,191

Short-Term Investment
Investment Company	3,980	—	—		3,980

Total Investments in Securities	$3,980	$96,553	$205		$100,738

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.8%
160		ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC3, Class A2B, VAR, 0.260%, 12/25/36 (m)	70
348		Citigroup Mortgage Loan Trust, Series 2007-AMC4, Class A2B, VAR, 0.290%, 05/25/37 (m)	331
116		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV4, VAR, 0.390%, 05/25/36 (m)	85
143		Ellington Loan Acquisition Trust, Series 2007-1, Class A2B, VAR, 1.050%, 05/28/37 (e) (m)	139
98		Fieldstone Mortgage Investment Trust, Series 2006-2, Class 2A3, VAR, 0.420%, 07/25/36 (m)	55
		GSAA Home Equity Trust,
183		Series 2007-5, Class 1AV1, VAR, 0.250%, 03/25/47	100
164		Series 2007-5, Class 2A1A, VAR, 0.270%, 04/25/47	126
		GSAMP Trust,
136		Series 2006-FM2, Class A2D, VAR, 0.390%, 09/25/36	63
213		Series 2007-NC1, Class A2C, VAR, 0.300%, 12/25/46	121
300		Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.580%, 02/25/36	258
		Home Equity Mortgage Loan Asset-Backed Trust,
240		Series 2006-D, Class 2A3, VAR, 0.310%, 11/25/36	151
420		Series 2006-E, Class 2A3, VAR, 0.320%, 04/25/37	281
189		MASTR Asset-Backed Securities Trust, Series 2006-WMC2, Class A4, VAR, 0.300%, 04/25/36	81
167		Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A3, VAR, 0.300%, 06/25/36	122
		New Century Home Equity Loan Trust,
400		Series 2005-C, Class A2D, VAR, 0.490%, 12/25/35	338
284		Series 2006-2, Class A2B, VAR, 0.310%, 08/25/36	209
		Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
200		Series 2005-FM1, Class M2, VAR, 0.640%, 05/25/35	184
110		Series 2006-HE2, Class A4, VAR, 0.420%, 03/25/36	82
		NovaStar Mortgage Funding Trust,
123		Series 2006-4, Class A2D, VAR, 0.400%, 09/25/36	68
522		Series 2007-1, Class A2C, VAR, 0.330%, 03/25/37	253
370		Option One Mortgage Loan Trust, Asset Backed Certificates, Series 2005-5, Class M1, VAR, 0.540%, 12/25/35	318
–	(h)	Option One Mortgage Loan Trust, Series 2006-3, Class 2A3, VAR, 0.290%, 02/25/37	—	(h)
250		RAMP Trust, Series 2005-EFC2, Class M4, VAR, 0.760%, 07/25/35	221
120		Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.630%, 09/25/35	102

		Total Asset-Backed Securities (Cost $3,710)	3,758

Collateralized Mortgage Obligations — 0.3%
		Agency CMO — 0.1%
		Federal Home Loan Mortgage Corp. REMIC,
367		Series 4057, Class SA, IF, IO, 5.899%, 04/15/39 (m)	66
357		Series 4084, Class GS, IF, IO, 5.899%, 04/15/39	65
941		Federal National Mortgage Association REMIC, Series 2012-63, Class DS, IF, IO, 6.400%, 03/25/39 (m)	183

			314

		Non-Agency CMO — 0.2%
209		Alternative Loan Trust, Series 2006-36T2, Class 2A1, 6.250%, 12/25/36 (m)	165
74		Banc of America Funding Trust, Series 2006-D, Class 5A2, VAR, 4.921%, 05/20/36 (m)	69
81		Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.650%, 02/25/35 (m)	74
250		Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.750%, 04/25/24 (m)	269
90		Federal National Mortgage Association, Connecticut Avenue Securities, Series 2014-C02, Class 1M2, VAR, 2.748%, 05/25/24 (m)	90
95		GSR Mortgage Loan Trust, Series 2006-2F, Class 2A1, 5.750%, 02/25/36	89
95		HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.328%, 12/19/34	80
97		Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.300%, 12/25/36	86
125		RALI Trust, Series 2006-QO9, Class A4A, VAR, 0.320%, 12/25/46	111
120		Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1, VAR, 0.600%, 10/25/35	107

			1,140

		Total Collateralized Mortgage Obligations (Cost $1,450)	1,454

Commercial Mortgage-Backed Security — 0.1%
250		BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.651%, 09/15/26 (e) (m) (Cost $251)	252

Corporate Bonds — 0.5%
		Information Technology — 0.5%
		Technology Hardware, Storage & Peripherals — 0.5%
		Apple, Inc.,
350		3.850%, 05/04/43 (m)	325
1,920		VAR, 0.523%, 05/06/19 (m)	1,925

		Total Information Technology	2,250

		Total Corporate Bonds (Cost $2,270)	2,250

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — 12.7%
	Alabama — 0.2%
350	Columbia Industrial Development Board, Pollution Control, Alabama Power Co. Project, Series A, Rev., VRDO, 0.060%, 06/02/14 (m)	350
400	Mobile County Industrial Development Authority, Pollution Control, ExxonMobil Project, Rev., VRDO, 0.060%, 06/02/14	400

	Total Alabama	750

	Alaska — 0.0% (g)
200	City of Valdez, Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.060%, 06/02/14	200

	Arizona — 0.2%
850	Phoenix City Industrial Development Authority, Health Care Facilities, Series 2014B, Rev., VRDO, 0.040%, 06/02/14	850

	California — 0.2%
400	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.060%, 06/02/14	400
100	California Municipal Finance Authority, Recovery Zone Facility, Chevron USA, Inc. Project, Series A, Rev., VRDO, 0.040%, 06/02/14 (m)	100
154	Irvine Unified School District, Communities Facilities District No. 09-1, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/02/14	154
200	State of California, Series A5, GO, VRDO, LOC: Citibank N.A., 0.060%, 06/02/14 (m)	200
200	State of California, Kindergarten, Series A-1, GO, VRDO, LOC: Citibank N.A., 0.040%, 06/02/14 (m)	200

	Total California	1,054

	Delaware — 0.4%
	University of Delaware,
655	Rev., VRDO, 0.080%, 06/02/14	655
965	Series B, Rev., VRDO, 0.090%, 06/02/14	965

	Total Delaware	1,620

	Florida — 0.9%
800	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/02/14 (m)	800
995	JEA Electric System, Subseries D, Rev., VRDO, 0.070%, 06/02/14	995
1,400	Pinellas County Health Facilities Authority, Health System, Baycare Health System Issue, Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	1,400
950	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series A, Rev., VRDO, LOC: Northern Trust Co., 0.060%, 06/02/14	950

	Total Florida	4,145

	Illinois — 0.3%
950	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/02/14	950
300	Illinois Finance Authority, University of Chicago Medical Center, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/02/14	300

	Total Illinois	1,250

	Indiana — 0.1%
425	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.060%, 06/02/14	425

	Iowa — 0.4%
1,160	City of Iowa, Rev., VRDO, 0.110%, 06/02/14	1,160
700	Iowa Higher Education Loan Authority, St. Ambrose University Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/02/14	700

	Total Iowa	1,860

	Kansas — 0.1%
530	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	530

	Louisiana — 0.3%
	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project,
200	Rev., VRDO, 0.060%, 06/02/14 (m)	200
255	Series B, Rev., VRDO, 0.060%, 06/02/14 (m)	255
845	East Baton Rouge Parish Pollution Control, Exxon Project, Rev., VRDO, 0.060%, 06/02/14 (m)	845
150	Parish of St. Charles, Pollution Control, Shell Oil Co. Project, Series B, Rev., VRDO, 0.070%, 06/02/14	150

	Total Louisiana	1,450

	Maryland — 0.1%
450	Maryland Health & Higher Educational Facilities Authority, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/02/14	450

	Massachusetts — 1.0%
500	Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, Series A, GO, VRDO, 0.070%, 06/02/14	500
	Massachusetts Health & Educational Facilities Authority,
100	Series N, Rev., VRDO, 0.060%, 06/02/14	100
220	Series N-1, Rev., VRDO, 0.050%, 06/02/14	220
3,600	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.050%, 06/02/14	3,600

	Total Massachusetts	4,420

	Minnesota — 0.2%
1,025	City of Minneapolis & Housing & Redevelopment Authority of the City of St. Paul, Health Care Facilities, Children’s Hospitals & Clinics, Series A, Rev., VRDO, AGM, 0.110%, 06/02/14	1,025

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Mississippi — 0.7%
860	County of Jackson, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.060%, 06/02/14	860
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project,
300	Series D, Rev., VRDO, 0.060%, 06/02/14	300
200	Series E, Rev., VRDO, 0.060%, 06/02/14	200
350	Series F, Rev., VRDO, 0.060%, 06/02/14	350
355	Series G, Rev., VRDO, 0.060%, 06/02/14	355
1,090	Series H, Rev., VRDO, 0.060%, 06/02/14	1,090

	Total Mississippi	3,155

	Missouri — 1.1%
2,145	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.070%, 06/02/14	2,145
1,755	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/02/14	1,755
900	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.060%, 06/02/14	900

	Total Missouri	4,800

	New Hampshire — 0.7%
2,925	New Hampshire Health & Education Facilities Authority, Series B-1, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.090%, 06/02/14	2,925

	New York — 3.0%
250	City of New York, Fiscal Year 2008, Series L, Subseries L-3, GO, VRDO, 0.070%, 06/02/14	250
2,600	City of New York, Fiscal Year 2012, Series G, Subseries G-5, GO, VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/02/14	2,600
3,250	Long Island Power Authority, Electric System, Rev., VRDO, LOC: Bayerische Landesbank, 0.090%, 06/02/14	3,250
750	Metropolitan Transportation Authority, Series D, Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/02/14	750
300	New York City, Series H, Subseries H-3, GO, VRDO, AGM, 0.100%, 06/02/14	300
950	New York City Municipal Water Finance Authority, Water & Sewer System, Subseries B-1, Rev., VRDO, 0.060%, 06/02/14	950
200	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2003, Series F, Subseries F-2, Rev., VRDO, 0.080%, 06/02/14	200
160	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series A, Subseries A-1, Rev., VRDO, 0.060%, 06/02/14	160
1,650	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007, Series CC, Subseries CC-1, Rev., VRDO, 0.060%, 06/02/14	1,650
615	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008, Series BB-5, Rev., 0.050%, 06/02/14	615
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009,
995	Series BB, Subseries BB-1, Rev., VRDO, 0.070%, 06/02/14	995
300	Series BB, Subseries BB-2, Rev., VRDO, 0.100%, 06/02/14	300
	New York City Transitional Finance Authority, Future Tax Secured,
250	Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.090%, 06/02/14	250
350	Subseries C-5, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/02/14	350
745	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.060%, 06/02/14	745
200	New York City Trust for Cultural Resources, Lincoln Center for the Performing Arts, Inc., Series A-2, Rev., VRDO, LOC: Bank of New York Mellon, 0.060%, 06/02/14	200

	Total New York	13,565

	North Carolina — 0.3%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System,
350	Series D, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/02/14 (m)	350
200	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/02/14 (m)	200
	University of North Carolina, University Hospital at Chapel Hill,
580	Series A, Rev., VRDO, 0.070%, 06/02/14	580
395	Series B, Rev., VRDO, 0.070%, 06/02/14	395

	Total North Carolina	1,525

	Ohio — 0.3%
550	Ohio State Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., VRDO, 0.070%, 06/02/14	550
700	State of Ohio, Cleveland Clinic Health System Obligated Group, Series B, Rev., VRDO, LIQ: U.S. Bank N.A., 0.060%, 06/02/14	700

	Total Ohio	1,250

	Oklahoma — 0.2%
1,100	Oklahoma State Capital Improvement Authority, Higher Education, Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	1,100

	Oregon — 0.1%
250	Oregon Health & Science University, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/02/14	250

	Pennsylvania — 0.5%
475	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 06/02/14 (m)	475
300	Geisinger Authority, Health System, Rev., VRDO, 0.030%, 06/02/14	300

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Pennsylvania — continued
1,650	Montour County Geisinger Authority, Health System, Series B, Rev., VRDO, 0.050%, 06/02/14	1,650

	Total Pennsylvania	2,425

	Texas — 0.2%
550	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project, Rev., VRDO, 0.060%, 06/02/14	550
500	Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.050%, 06/02/14	500

	Total Texas	1,050

	Virginia — 0.3%
315	Albermarle County EDA, University of Virginia Health Services Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/02/14 (m)	315
190	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/02/14	190
100	Peninsula Ports Authority, Class D, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/02/14	100
765	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.070%, 06/02/14	765

	Total Virginia	1,370

	Washington — 0.7%
1,050	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/02/14 (e)	1,050
1,950	Washington Health Care Facilities Authority, MultiCare Health System, Series D, Rev., VRDO, LOC: Barclays Bank plc, 0.050%, 06/02/14	1,950

	Total Washington	3,000

	Wyoming — 0.2%
100	County of Lincoln, Pollution Control, ExxonMobil Project, Rev., VRDO, 0.050%, 06/02/14	100
600	Class B, Rev., VRDO, 0.060%, 06/02/14	600
300	Series C, Rev., VRDO, 0.060%, 06/02/14	300

	Total Wyoming	1,000

	Total Daily Demand Notes (Cost $57,444)	57,444

Event-Linked Bonds — 0.6%
250	Armor Re Ltd., (Bermuda), VAR, 4.025%, 12/15/16 (e) (m)	247
EUR 250	Calypso Capital II Ltd., (Ireland), VAR, 2.613%, 01/09/17 (e)	343
250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e) (m)	255
250	Everglades Re Ltd., (Bermuda), VAR, 7.520%, 04/28/17 (e) (m)	251
EUR 250	Green Fields II Capital Ltd., (Ireland), VAR, 2.830%, 01/09/17 (e)	345
250	Kilimanjaro Re Ltd., (Bermuda), VAR, 4.505%, 04/30/18 (e)	250
250	MetroCat Re Ltd., (Bermuda), VAR, 4.530%, 08/05/16 (e)	256
250	Mona Lisa Re Ltd., (Bermuda), VAR, 7.300%, 07/07/17 (e)	262
250	Nakama Re Ltd., (Bermuda), VAR, 2.796%, 09/29/16 (e)	252
250	Residential Reinsurance 2011 Ltd., (Cayman Islands), VAR, 8.750%, 06/06/15 (e)	262

	Total Event-Linked Bonds (Cost $2,727)	2,723

Monthly Demand Notes — 0.4%
	California — 0.2%
1,000	Contra Costa Transportation Authority, Limited Tax, Rev., VRDO, 0.472%, 06/02/14 (m)	1,000

	Vermont — 0.2%
828	Vermont Student Assistance Corp. Education Loan, Series B, Class A-1, Rev., VAR, 1.723%, 06/02/14	830

	Total Monthly Demand Notes (Cost $1,828)	1,830

Municipal Bonds — 49.3% (t)
	Alabama — 0.6%
	General Obligation — 0.1%
400	City of Brewton, School Warrants, Series B, GO, 4.000%, 12/01/14 (m)	407

	Other Revenue — 0.4%
1,000	Alabama 21st Century Authority, Tobacco Settlement, Series A, Rev., 5.000%, 06/01/18 (m)	1,145
750	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co. Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	753

		1,898

	Prerefunded — 0.1%
290	Montgomery BMC Special Care Facilities Financing Authority, Series A-2, Rev., NATL-RE, 5.000%, 11/15/14 (p)	297

	Total Alabama	2,602

	Alaska — 0.2%
	General Obligation — 0.1%
250	Borough of North Slope, Series A, GO, 5.500%, 06/30/18	294
100	Matanuska-Susitna Borough School Board, GO, NATL-RE, 5.000%, 04/01/19	118

		412

	Other Revenue — 0.1%
390	Alaska Housing Finance Corp., Series A, Rev., 4.000%, 06/01/40 (m)	415

	Total Alaska	827

	Arizona — 0.9%
	General Obligation — 0.0% (g)
95	County of Pima, Sahuarita Unified School District No. 30, School Improvement, Project of 2005, GO, 4.250%, 07/01/14	96
100	State of Arizona, Series B, COP, 5.250%, 09/01/14 (m)	101

		197

	Other Revenue — 0.9%
105	City of Glendale, Street & Highway User, Rev., NATL-RE, 4.000%, 07/01/15	109
1,000	County of Yavapai, Industrial Development Authority, Waste Management, Inc. Project, Series A-2, Rev., VRDO, 0.625%, 03/01/28	1,000
200	Maricopa County IDA, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 06/02/14	200
490	Phoenix-Mesa Gateway Airport Authority, Mesa Project, Rev., 4.000%, 07/01/19	544
200	Pima County, Sewer System, Series A, Rev., 5.000%, 07/01/14	201

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
110	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/27	125
1,360	University Medical Center Corp., Hospital, Rev., 5.000%, 07/01/14	1,364
400	Yavapai County IDA, Regional Medical Center, Series A, Rev., 5.000%, 08/01/16	429

		3,972

	Total Arizona	4,169

	Arkansas — 0.2%
	Other Revenue — 0.2%
	University of Arkansas, Various Facilities Revenue Refunding, Pine Bluff Campus,
695	Series A, Rev., 3.625%, 12/01/35 (w)	681
250	Series A, Rev., 5.000%, 12/01/29 (w)	292

	Total Arkansas	973

	California — 1.1%
	Certificate of Participation/Lease — 0.0% (g)
125	Irvine Ranch Water District, COP, 5.000%, 03/01/19	148

	Education — 0.0% (g)
50	California State University, Systemwide, Series B, Rev., 5.000%, 11/01/14 (m)	51

	General Obligation — 0.2%
75	Castaic Lake Water Agency, 2001 Refunding Project, Series A, COP, 4.000%, 08/01/14 (m)	75
50	County of Los Angeles, Pasadena Unified School District, GO, 5.000%, 11/01/14	51
145	Los Angeles Unified School District, Series A-1, GO, FGIC, 5.000%, 07/01/21	153
350	State of California, GO, AGM, 5.250%, 08/01/32 (m)	418

		697

	Other Revenue — 0.6%
150	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F-1, Rev., 5.250%, 04/01/26 (m)	177
1,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E, Rev., VAR, AMBAC, 0.140%, 07/01/23 (m)	918
450	California Health Facilities Financing Authority, Children Hospital, Series A, Rev., 4.000%, 11/15/17 (m)	485
150	California Pollution Control Financing Authority, Environmenta Improvement Refunding, BP West Coast Products LLC Project, Rev., VRDO, 2.600%, 12/01/46 (m)	151
100	City of Palm Springs, Subseries B, COP, Zero Coupon, 04/15/21 (p)	89
	Contra Costa Water District,
50	Series A, Rev., 3.000%, 10/01/14 (m)	50
50	Series P, Rev., 4.000%, 10/01/14 (m)	51
	Golden State Tobacco Securitization Corp., Tobacco Settlement,
240	Series A, Rev., 4.000%, 06/01/14	240
100	Series A-1, Rev., 4.500%, 06/01/17	108
250	San Diego Convention Center, Expansion Financing Authority, Series A, Rev., 4.000%, 04/15/16	266
100	University of California, Series L, Rev., 5.000%, 05/15/17	110

		2,645

	Prerefunded — 0.2%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
405	Series F, Rev., 5.000%, 04/01/16 (m) (p)	440
250	Rincon Valley Union Elementary School District, Election 2004, GO, NATL-RE, 5.500%, 08/01/14 (p)	252

		692

	Special Tax — 0.1%
250	Chula Vista Municipal Financing Authority, Rev., 5.000%, 09/01/15 (m)	263
350	South Orange County Public Financing Authority, Special Tax, Series A, Rev., 2.000%, 08/15/14	351

		614

	Total California	4,847

	Colorado — 0.6%
	Certificate of Participation/Lease — 0.1%
295	County of Pueblo, Judicial Complex Project, COP, AGM, 5.000%, 09/15/20	341

	General Obligation — 0.0% (g)
50	City & County of Denver, Excise Tax, Series A, Rev., 5.000%, 09/01/14 (m)	51
50	Counties of Jefferson, School District No. R-001, GO, 5.000%, 12/15/17	51

		102

	Other Revenue — 0.3%
250	City & County of Denver, Airport System, Series A, Rev., AMT, 5.000%, 11/15/16 (m)	276
50	City of Colorado Springs, Utilities System Improvement, Series B-1, Rev., 4.000%, 11/15/14 (m)	51
520	Colorado Health Facilities Authority, Boulder Community Hospital Project, Rev., 4.000%, 10/01/17 (m)	565
130	Colorado Health Facilities Authority, Catholic Health, Series A, Rev., 5.000%, 07/01/16 (m)	142
520	Colorado Health Facilities Authority, Parkview Medical Center, Rev., 2.000%, 09/01/14 (m)	522

		1,556

	Prerefunded — 0.2%
50	City of Colorado Springs, Utilities System Subordinate Lien Improvement, Series B, Rev., 5.000%, 11/15/23 (m) (p)	51
750	Colorado Water Resources & Power Development Authority, Clean Water, Series A, Rev., 5.000%, 09/01/14 (m) (p)	759

		810

	Total Colorado	2,809

	Connecticut — 0.8%
	General Obligation — 0.1%
110	City of New Haven, Series A, GO, 5.000%, 03/01/16	118
100	State of Connecticut, Series B, GO, NATL-RE, 5.000%, 06/01/14 (m)	100
80	Town of Cheshire, GO, 4.000%, 08/01/19 (m)	91

		309

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.7%
995	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series B, Subseries B-2, GO, FHA/VA, 4.000%, 11/15/32 (m)	1,086
1,000	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program, Rev., 4.000%, 11/15/18 (m)	1,085
65	State of Connecticut, Series B, Rev., 5.000%, 12/01/14 (m)	67
750	State of Connecticut Health & Educational Facilities Authority, Sacred Heart University, Series G, Rev., 4.000%, 07/01/16 (m)	789

		3,027

	Prerefunded — 0.0% (g)
120	Town of Weston, GO, 5.250%, 07/15/15 (p)	127

	Total Connecticut	3,463

	Delaware — 0.2%
	General Obligation — 0.1%
100	County of New Castle, Series B, GO, 5.000%, 07/15/17	113
	State of Delaware,
75	Series B, GO, 4.000%, 08/01/16 (m)	76
100	Series B, GO, 5.000%, 07/01/18 (m)	116

		305

	Other Revenue — 0.1%
485	Delaware State Housing Authority, Single Family Mortgage, Series A-1, Rev., AMT, FHLMC, 4.900%, 07/01/29 (m)	507

	Total Delaware	812

	District of Columbia — 0.6%
	Certificate of Participation/Lease — 0.0% (g)
50	Washington Convention Center Authority, Senior Lien Dedicated Tax, Series A, Rev., 5.000%, 10/01/14	51
	Other Revenue — 0.3%
400	District of Columbia Tax Increment, Refunding Gallery Place Project, Rev., 4.000%, 06/01/15 (m)	413
55	District of Columbia Water & Sewer Authority, Public Utility, Rev., 6.000%, 10/01/14 (m)	56
	District of Columbia, Ballpark,
180	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/18 (m)	189
240	Series B-1, Rev., NATL-RE, FGIC, 5.000%, 02/01/19 (m)	251
200	District of Columbia, Income Tax, Series A, Rev., 5.000%, 12/01/29 (m)	230
	Metropolitan Washington Airports Authority,
190	Series A, Rev., AMT, AGM-CR, AMBAC, 5.000%, 10/01/18	214
150	Series C, Rev., 5.000%, 10/01/19	177

		1,530

	Prerefunded — 0.3%
1,000	District of Columbia, Series A, GO, AGM, 5.000%, 06/01/15 (p)	1,048

	Total District of Columbia	2,629

	Florida — 4.2%
	Certificate of Participation/Lease — 0.1%
50	City of Jacksonville, Local Government Sales Tax, Rev., 5.500%, 10/01/14	51
120	City of Port St. Lucie, Master Lease/Municipal Complex, COP, AGC, 6.000%, 09/01/17	137
100	Lake County School Board, Master Lease Program, Series A, COP, 5.000%, 06/01/14	100

		288

	Education — 0.0% (g)
125	State of Florida, State Board of Education, Lottery Revenue, Series B, Rev., 5.000%, 07/01/14 (m)	125

	General Obligation — 0.1%
100	Florida State Board of Education, Public Education, Series C, GO, 5.000%, 06/01/17 (m)	113
150	Florida State Board of Education, Public Education, Capital Outlay, Series D, GO, 5.000%, 06/01/19 (m)	175

		288

	Other Revenue — 4.0%
100	Citizens Property Insurance Corp., Series A-1, Rev., AGM-CR, 5.000%, 06/01/15 (m)	105
500	City of Tampa, Water & Sewer Improvement System, Rev., 5.000%, 10/01/23	589
100	County of Miami-Dade, Aviation, Miami International Airport, Rev., AGM-CR, 5.000%, 10/01/14	102
5,850	County of Miami-Dade, Seaport, Series C, Rev., 2.000%, 10/01/14	5,886
500	Escambia County, Florida Solid Waste Disposal, Gulf Power Company Project, Rev., VAR, 1.350%, 04/01/39 (m)	503
115	Florida Housing Finance Corp., Series 1, Rev., FHLMC, 5.000%, 07/01/41 (m)	125
1,000	Florida Housing Finance Corp. Homeowner Mortgage, Series C, Rev., FHLMC, 4.000%, 07/01/35 (m)	1,093
375	Florida Housing Finance Corp., Homeowner Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.950%, 07/01/37 (m)	384
495	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29 (m)	534
1,225	Florida Housing Finance Corp., Multifamily Housing, Ridge Club Apartments, Series B, Rev., 0.400%, 12/01/15 (m)	1,225
445	Florida Housing Finance Corp., Non AMT, Non ACE, Homeowner Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/30 (m)	480
	Florida Hurricane Catastrophe Fund Finance Corp.,
50	Series A, Rev., 4.250%, 07/01/14 (m)	50
50	Series A, Rev., 5.000%, 07/01/14 (m)	50
750	Florida Municipal Power Agency, St. Lucie Project, Series A, Rev., 4.000%, 10/01/17 (m)	825
1,000	Florida Municipal Power Agency, St. Lucie Project, Auction Rate Securities, Series 2002-1, Rev., VAR, AMBAC, 0.105%, 10/01/21 (m)	918
300	Florida Ports Financing Commission, State Transportation Trust Fund, Series B, Rev., AMT, 5.000%, 06/01/16 (m)	327

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
125	Florida State Board of Governors, Series A, Rev., 5.000%, 07/01/18 (m)	145
	Florida State Turnpike Authority, Department of Transportation,
140	Series A, Rev., 5.000%, 07/01/14 (m)	141
100	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/22 (m)	110
835	Highlands County Health Facilities Authority, Series B, Rev., 5.000%, 11/15/18	891
500	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series I, Rev., 5.000%, 11/15/16	555
500	Jacksonville Sales Tax, Better Jacksonville, Rev., 5.000%, 10/01/16	550
750	Miami Beach Health Facilities Authority, Mount Sinai Medical Center, Rev., 4.000%, 11/15/17	807
250	Miami-Dade County IDA, Waste Management, Rev., VAR, 2.625%, 08/01/14	251
500	Orlando Community Redevelopment Agency, Republic Drive/Universal Boulevard District, Rev., 4.000%, 04/01/16	525
500	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	580
	Sumter County, Industrial Development Authority, Central Florida Health Alliance Projects,
125	Series A, Rev., 3.000%, 07/01/15	128
265	Series A, Rev., 4.000%, 07/01/16	279
200	Volusia County, School Board, Sales Tax, Rev., NATL-RE, 4.000%, 10/01/14	201

		18,359

	Prerefunded — 0.0% (g)
100	City of West Palm Beach, Utility System, Rev., NATL-RE, FGIC, 5.125%, 10/01/30 (p)	102

	Total Florida	19,162

	Georgia — 1.0%
	General Obligation — 0.3%
50	County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax District, GO, 5.000%, 12/01/14 (m)	51
150	Forsyth County, Series A, GO, 4.000%, 03/01/16 (m)	160
55	Muscogee County School District, Sales Tax, GO, 5.000%, 12/01/14	56
100	Paulding County School District, GO, 5.000%, 02/01/17	112
	State of Georgia,
150	Series C, GO, 4.000%, 09/01/22	174
150	Series G, GO, 5.000%, 12/01/17	172
360	Series I, GO, 5.000%, 11/01/21	441

		1,166

	Other Revenue — 0.7%
100	Atlanta Water and Wastewater Refunding Bonds, Rev., AGC, 5.000%, 11/01/34 (m)	102
575	Augusta City Housing Authority, Capital Program, Rev., 4.250%, 12/01/14 (m)	586
200	Cherokee County Water & Sewerage Authority, Rev., AGM, 4.000%, 08/01/17 (m)	221
	Georgia Housing & Finance Authority, Non Single Family,
620	Series B, Rev., 4.000%, 12/01/29	660
500	Subseries A-1, Rev., 4.000%, 06/01/44	546
70	Georgia Housing & Finance Authority, Single Family, Rev., 5.000%, 06/01/29	76
300	Main Street Natural Gas, Inc., Gas Project, Series B, Rev., 5.000%, 03/15/16	321
	Municipal Electric Authority of Georgia, Combined Cycle Project,
200	Series A, Rev., 4.000%, 11/01/14	203
285	Private Colleges & Universities Authority, Mercer University Project, Series A, Rev., 4.000%, 10/01/14	288

		3,003

	Prerefunded — 0.0% (g)
100	State of Georgia, Series G, GO, 5.000%, 12/01/17 (p)	115

	Utility — 0.0% (g)
200	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	202

	Total Georgia	4,486

	Hawaii — 0.1%
	Certificate of Participation/Lease — 0.1%
375	State of Hawaii, Department of Transportation, Airport Division, COP, 5.000%, 08/01/17	415

	General Obligation — 0.0% (g)
75	State of Hawaii, GO, 5.000%, 10/01/14	76

	Other Revenue — 0.0% (g)
50	University of Hawaii, Series A, Rev., 5.000%, 10/01/14	51

	Total Hawaii	542

	Idaho — 0.0% (g)
	Other Revenue — 0.0% (g)
50	Idaho Housing & Finance Association, Unemployment Compensation, Rev., 4.000%, 08/15/14	50

	Illinois — 2.4%
	General Obligation — 0.5%
125	Chicago Board of Education, Series A, Rev., AMBAC, 5.000%, 12/01/14 (m)	128
100	Counties of McHenry & Kane, Community Consolidated School District No. 158, GO, NATL-RE, FGIC, Zero Coupon, 01/01/15	100
1,000	County of Cook, Series A, GO, 5.000%, 11/15/17 (m) (w)	1,136
500	County of Cook, Community College District No. 508, City Colleges of Chicago, Unlimited Tax, GO, 4.000%, 12/01/15 (m)	527
305	McHenry County Community Unit School District No. 200, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 5.250%, 01/15/22	314
100	State of Illinois, GO, 4.000%, 08/01/14	101

		2,306

	Housing — 0.0% (g)
225	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42 (m)	239

	Other Revenue — 1.9%
3,530	Chicago Board of Education, Series A, Rev., NATL-RE, 6.250%, 01/01/15 (m)	3,648
100	Chicago Transit Authority, Capital Grant Receipts, Federal Transit Administration, Rev., AMBAC, 5.250%, 06/01/14 (m)	100

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
350	City of Chicago O’Hare International Airport, Passenger Facility, Series B, Rev., AMT, 5.000%, 01/01/17 (m)	387
300	City of Chicago, Modern Schools Program, Series B, GO, 5.000%, 12/01/14 (m)	307
250	City of Joliet, Waterworks & Sewerage, Rev., 4.000%, 01/01/15	255
100	Illinois Educational Facilities Authority, Medical Term-Field Museum, Rev., VAR, 4.450%, 11/01/14	102
375	Illinois Finance Authority, Gas Supply, Peoples Gas Light & Coke Company Project, Rev., VAR, 2.125%, 03/01/30	376
500	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Guaranteed Solid Waste Disposal, Prairie Power, Inc. Project, Series 2008A, Rev., 1.300%, 07/01/42	502
150	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.000%, 08/15/14	152
325	Illinois Finance Authority, Trinity Health, Series L, Rev., 3.000%, 12/01/15	338
124	Illinois Housing Development Authority, Homeowner Mortgage, AMT, Series D, Rev., AMT, 4.600%, 08/01/15	128
200	Railsplitter Tobacco Settlement Authority, Rev., 5.250%, 06/01/21	236
	Railsplitter Tobacco Settlement Authority, Tobacco Settlement,
1,250	Rev., 5.000%, 06/01/14	1,250
250	Rev., 5.000%, 06/01/18	284
350	State of Illinois, Regional Transportation Authority, Series C, Rev., NATL-RE, FGIC, 7.750%, 06/01/14	350
100	State of Illinois, Sales Tax, Series B, Rev., 3.000%, 06/15/14	100

		8,515

	Total Illinois	11,060

	Indiana — 2.7%
	Other Revenue — 2.7%
250	City of Jasper, Hospital Authority, Memorial Hospital and Health Care Center Project, Rev., 4.000%, 11/01/17	272
	City of Rockport, Industry Pollution Control, Indiana Michigan Power Company Project,
2,000	Series A, Rev., VRDO, 6.250%, 06/01/25	2,001
1,500	Series B, Rev., VAR, 6.250%, 06/02/14	1,500
1,860	City of Rockport, Pollution Control, Indiana Michigan Power Company Project, Series 2009 A, Rev., 06/01/25	1,862
100	Hammond Multi-School Building Corp., First Mortgage, Rev., NATL-RE, FGIC, 5.000%, 01/15/20	116
560	Indiana Finance Authority, BHI Senior Living, Rev., 4.000%, 11/15/16	587
335	Indiana Finance Authority, Marion General Hospital Project, Series A, Rev., 4.000%, 07/01/18	365
750	Indiana Finance Authority, State Revolving Fund Program, Series B, Rev., 5.000%, 02/01/21	888
500	Indiana Health Facility Financing Authority, Ascension Health, Series A-3, Rev., VAR, 1.700%, 09/01/14	502
	Indiana Health Facility Financing Authority, Ascension Health Credit Group,
1,000	Series A-1, Rev., VAR, 1.500%, 08/01/14	1,002
250	Series A-2, Rev., VAR, 1.600%, 02/01/17	255
1,500	Indiana Health Facility Financing Authority, Ascension Health Subordinate Credit Group, Series A-5, Rev., VAR, 2.000%, 11/01/27	1,550
	Indiana Housing & Community Development Authority, Home First Program,
340	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	365
390	Series C, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/27	423
325	Indianapolis Local Public Improvement Bond Bank, Series D, Rev., 5.000%, 02/01/16	350
100	Indianapolis Local Public Improvement Bond Bank, Fort Harrison Reuse Authority Project, Series H, Rev., 4.250%, 08/01/14	101
100	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/21	117

		12,256

	Special Tax — 0.0% (g)
100	Carmel Redevelopment Authority County Option Income Tax Lease Rental, Rev., NATL-RE, 5.000%, 07/01/14 (m)	100

	Total Indiana	12,356

	Iowa — 0.3%
	Other Revenue — 0.3%
50	City of Iowa, Water Revenue, Series C, Rev., 1.500%, 07/01/15	51
430	Iowa Finance Authority, Non AMT, Non ACE, Single Family Mortgage, Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/28	468
370	Iowa Finance Authority, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	397
395	Iowa Student Loan Liquidity Corp., Series A-1, Rev., AMT, 3.100%, 12/01/14	397

	Total Iowa	1,313

	Kansas — 0.7%
	General Obligation — 0.3%
1,375	County of Leavenworth, Unified School District No. 458, GO, 3.000%, 09/01/24 (w)	1,457

	Housing — 0.1%
310	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.450%, 06/01/38	320

	Other Revenue — 0.3%
275	City of Wichita, Hospital Facilities, Series IV-A, Rev., 4.500%, 11/15/15 (p)	292
300	Counties of Reno & Labette, Single Family Mortgage Revenue, Rev., Zero Coupon, 12/01/15	299
440	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, Rev., 5.000%, 11/01/18	516

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
225	Kansas State Department of Transportation, Highway, Series A, Rev., 5.000%, 09/01/16	249
50	Wyandotte County-Kansas City Unified Government, Board of Public Utilities, Utility System Improvement, Series B, Rev., 4.000%, 09/01/14	50

		1,406

	Total Kansas	3,183

	Kentucky — 0.7%
	Other Revenue — 0.7%
300	City of Russell, Bon Secours Health System, Inc., Rev., 4.000%, 11/01/15	313
50	Commonwealth of Kentucky, State Property & Building Commission, Project No. 71, Rev., 5.500%, 08/01/14	50
100	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System, Series A, Rev., 5.000%, 08/15/14	101
205	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/28	225
2,500	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 02/01/35	2,571
50	Owensboro Independent School District Finance Corp., School Building, Rev., 3.500%, 09/01/15	52

	Total Kentucky	3,312

	Louisiana — 0.8%
	General Obligation — 0.0% (g)
135	City of New Orleans, GO, 5.250%, 12/01/14	138

	Other Revenue — 0.8%
955	Lake Charles Harbor & Terminal District, Series B, Rev., AMT, AGM, 4.000%, 01/01/17	1,017
110	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/COLL, 2.850%, 06/01/29	110
1,000	Louisiana Offshore Terminal Authority, Deepwater Port, LOOP LLC Project, Series B-1, Rev., VAR, 2.200%, 10/01/40	1,006
100	State of Louisiana, Gas & Fuels Tax, Series A-1, Rev., 5.000%, 05/01/20	119
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	1,110

		3,362

	Total Louisiana	3,500

	Maine — 0.6%
	Other Revenue — 0.6%
880	Maine Educational Loan Authority, Supplemental Education Loan Program, Series A-1, Class A, Rev., AGC, 1.850%, 12/01/14	886
100	Maine Municipal Bond Bank, Series E, Rev., 4.000%, 11/01/21	114
	Maine State Housing Authority,
755	Series A-1, Rev., AMT, 4.500%, 11/15/28	795
850	Series B, Rev., 4.000%, 11/15/43	924

	Total Maine	2,719

	Maryland — 0.4%
	General Obligation — 0.0% (g)
100	State of Maryland, State & Local Facilities Loan of 2009, Third Series C, GO, 5.000%, 11/01/17	115

	Other Revenue — 0.4%
250	Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center Issue, Series A, Rev., 4.000%, 07/01/14	251
	Maryland State Transportation Authority,
100	Rev., GRAN, 5.250%, 03/01/17	113
540	Rev., GRAN, 5.250%, 03/01/19	640
705	Montgomery County Housing Opportunites Commission, Single Family Mortgage, Series A, Rev., 4.000%, 01/01/31	766

		1,770

	Total Maryland	1,885

	Massachusetts — 2.2%
	General Obligation — 0.2%
50	City of Malden, GO, 5.000%, 08/01/14	50
	Commonwealth of Massachusetts, Consolidated Loan,
300	Series C, GO, 5.000%, 07/01/20	354
110	Series C, GO, NATL-RE, 5.500%, 11/01/17	128
225	Massachusetts Health & Educational Facilities Authority, Healty System, Catholic Health East Issue, Rev., 5.000%, 11/15/14	230

		762

	Other Revenue — 1.8%
	Massachusetts Educational Financing Authority, Education Loan,
750	Series J, Rev., 4.750%, 07/01/19	846
500	Series J, Rev., AMT, 5.000%, 07/01/18	565
483	Massachusetts Health & Educational Facilities Authority, Amherst College, Series H, Rev., VAR, 1.000%, 11/03/14	485
200	Massachusetts Health & Educational Facilities Authority, CareGroup Issue, Series D, Rev., 4.500%, 07/01/14	201
500	Massachusetts Health & Educational Facilities Authority, Harvard University Issue, Series A, Rev., 5.000%, 07/15/36	524
550	Massachusetts Health & Educational Facilities Authority, Winchester Hospital Issue, Series H, Rev., 5.000%, 07/01/14	552
	Massachusetts Housing Finance Agency, Construction Loan Notes,
200	Series C, Rev., 0.950%, 12/01/15	201
1,487	Series F, Rev., 0.650%, 12/01/14	1,487
	Massachusetts Housing Finance Agency, Single Family Housing,
200	Series 146, Rev., 2.350%, 12/01/14	202
1,000	Series 167, Rev., FNMA, 4.000%, 12/01/43	1,092
2,000	Series 169, Rev., 4.000%, 12/01/44	2,184

		8,339

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
750	Massachusetts Development Finance Agency, Dominion Energy Brayton, Series A, Rev., VAR, 2.250%, 09/01/16 (p)	781

	Total Massachusetts	9,882

	Michigan — 2.3%
	General Obligation — 1.1%
50	Counties of Montcalm, Kent & Ionia, Greenville Public Schools, Unlimited Tax, GO, 5.250%, 05/01/15	52
160	County of Wayne, Can Buren Township Downtown Development Authority, Tax Increment Revenue, Tax Allocation, 2.000%, 10/01/14	161
	Detroit City School District, Wayne County, School Building & Site Improvement,
130	GO, AGM, Q-SBLF, 5.000%, 05/01/15 (m)	135
500	Series A, GO, Q-SBLF, 5.000%, 05/01/18 (m)	555
1,040	Goodrich Area School District, GO, VAR, AGC, Q-SBLF, 5.000%, 05/01/19	1,084
	Healthsource Saginaw, Inc.,
575	GO, 4.000%, 05/01/18	634
650	GO, 5.000%, 05/01/19	752
930	GO, 5.000%, 05/01/20	1,083
340	Muskegon County, Wastewater Management System No. 2, GO, 3.000%, 07/01/14	341

		4,797

	Other Revenue — 1.1%
300	City of Detroit, Water Supply System, Senior Lien, Series B, Rev., NATL-RE, 5.000%, 07/01/18 (m)	303
950	Michigan Finance Authority, Sparrow Obligation Group, Rev., 4.000%, 11/15/20	1,027
200	Michigan Municipal Bond Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/28	227
250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-3, Rev., VAR, 2.000%, 08/01/14	251
300	Michigan State Hospital Finance Authority, Ascension Health Subordinate Credit Group, Series A-2, Class A, Rev., VAR, 4.000%, 11/01/27	321
440	Michigan State Housing Development Authority, Rental Housing, Series E, Rev., 1.350%, 10/01/16	445
385	Michigan State Housing Development Authority, Single Family Home Ownership, Series A, Rev., 5.000%, 12/01/27	415
750	Michigan Strategic Fund, Cadillac Place Office Building Project, Rev., 5.000%, 10/15/14	763
1,255	Wayne County Airport Authority, Airport, Rev., NATL-RE, 5.250%, 12/01/16	1,336

		5,088

	Special Tax — 0.1%
300	City of Detroit, Wayne County Stadium Authority, Rev., 5.000%, 10/01/14 (m)	304

	Total Michigan	10,189

	Minnesota — 1.2%
	General Obligation — 0.1%
50	County of Wright, Minnesota County Credit Enhancement Program, Series A, GO, 4.000%, 12/01/14	51
	State of Minnesota, Trunk Highway,
100	Series B, GO, 5.000%, 08/01/15	106
100	Series B, GO, 5.000%, 10/01/18	117
150	State of Minnesota, Various Purpose, Series D, GO, 5.000%, 08/01/17	171
100	Wayzata Independent School District No. 284, Series A, GO, 4.000%, 02/01/15	102

		547

	Housing — 0.0% (g)
196	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs, Series A-1, Rev., GNMA/FHLMC COLL, 5.250%, 12/01/40	203

	Other Revenue — 1.1%
375	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 06/01/35 (m)	400
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
360	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 12/01/26	384
370	Series A-2, Rev., GNMA/FHLMC COLL, 5.520%, 03/01/41	395
555	Minnesota Housing Finance Agency, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	599
	Minnesota Housing Finance Agency, Home Ownership Finance, Mortgage-Backed Securities Program,
190	Series D, Rev., GNMA/FNMA/FHLMC COLL, 4.500%, 07/01/34	205
385	Series E, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 01/01/35	415
205	Minnesota Housing Finance Agency, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/COLL, 4.500%, 01/01/31	220
	Minnesota Housing Finance Agency, Residential Housing Finance,
635	Series A, Rev., 4.000%, 07/01/38	693
1,000	Series B, Rev., 4.000%, 01/01/38	1,093
275	University of Minnesota, Series A, Rev., 5.250%, 12/01/26	331

		4,735

	Total Minnesota	5,485

	Mississippi — 0.4%
	General Obligation — 0.1%
50	Rankin County School District, School Refunding, GO, 5.000%, 10/01/14	51
150	State of Mississippi, Series A, GO, 5.250%, 11/01/21	184
80	State of Mississippi, Capital Improvement Issue, Series B, GO, 5.000%, 12/01/14	82

		317

	Other Revenue — 0.3%
590	Mississippi Development Bank, Rev., AMBAC, 5.000%, 11/01/17	640

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
970	Mississippi State University Educational Building Corp., New Facilities and Refinancing Project, Series A, Rev., 4.000%, 08/01/41	992

		1,632

	Total Mississippi	1,949

	Missouri — 1.0%
	General Obligation — 0.2%
400	City of Riverside, L-385 Levee Redevelopemtn Plan Tax Increment, Rev., 5.250%, 05/01/20	410
560	City of Riverside, Tax Increment, L-385 Levee Project, Rev., 5.000%, 05/01/15	581
100	St Louis Board of Education, Series A, GO, AGC, Zero Coupon, 04/01/15	100

		1,091

	Other Revenue — 0.7%
335	Kirkwood School District Educational Facilities Authority Leasehold, Kirkwood School District R-7, St. Louis County, Rev., 4.000%, 02/15/25	367
130	Missouri Housing Development Commission, Single Family Mortgage, Series E-3, Rev., GNMA/FNMA/FHLMC COLL, 4.625%, 05/01/28	139
800	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., 4.000%, 11/01/41 (w)	879
185	Missouri Housing Development Commission, Single Family Mortgage, Special Homeowner Mortgage, Series E-4, Rev., GNMA/FNMA/FHLMC, 4.250%, 11/01/30	200
225	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	269
350	Missouri State Health & Educational Facilities Authority, Educational Facilities, St. Louis College of Pharmacy, Rev., 5.000%, 05/01/17	386
750	Missouri State Health & Educational Facilities Authority, Webster University, Rev., 4.000%, 04/01/16	799
100	Missouri State Highways & Transit Commission, First Lien, Series A, Rev., 5.000%, 05/01/21	109

		3,148

	Water & Sewer — 0.1%
250	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series A, Rev., 5.000%, 01/01/16	269

	Total Missouri	4,508

	Montana — 0.3%
	Housing — 0.0% (g)
20	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	20

	Other Revenue — 0.3%
	Montana Board of Housing, Single Family Home Ownership,
405	Series A-2, Rev., AMT, 4.000%, 12/01/38	416
845	Series B2, Rev., AMT, 5.000%, 12/01/27	900

		1,316

	Total Montana	1,336

	Nebraska — 0.3%
	Other Revenue — 0.3%
800	Central Plains Energy Project, Project No. 3, Rev., 5.000%, 09/01/16 (m)	867
325	Nebraska Public Power District, Series A, Rev., 5.000%, 01/01/16	349

	Total Nebraska	1,216

	Nevada — 0.1%
	General Obligation — 0.1%
	Clark County School District,
100	GO, 5.000%, 06/15/20 (m)	114
110	Series B, GO, AGM-CR, FGIC, 5.000%, 06/15/22 (m)	116
50	Series C, GO, 5.000%, 06/15/19 (m)	54
150	County of Clark, Series C, GO, 5.000%, 11/01/14 (m)	153

		437

	Other Revenue — 0.0% (g)
175	County of Clark , Airport System Junior Subordinate Lien, Series C-1, Rev., 2.500%, 07/01/15 (m)	179

	Total Nevada	616

	New Hampshire — 0.4%
	Other Revenue — 0.4%
1,000	New Hampshire Business Finance Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.125%, 06/01/18	1,012
570	New Hampshire Housing Finance Authority, Single Family Mortgage, Rev., 4.000%, 01/01/28	594
190	New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition, Series A, Rev., 5.250%, 07/01/28	204
65	State of New Hampshire, Federal Highway, Rev., 4.000%, 09/01/14	66

	Total New Hampshire	1,876

	New Jersey — 1.7%
	Certificate of Participation/Lease — 0.5%
2,160	New Jersey State Transportation Corp., Series A, COP, AMBAC, 5.250%, 09/15/14	2,192

	General Obligation — 0.1%
60	County of Bergen, Ridgewood Township Board of Education, GO, 3.400%, 10/01/14	60
150	County of Somerset, Borough of Manville, General Improvement, GO, 4.125%, 06/15/15	156
180	Township of Maplewood, GO, 4.000%, 10/01/16	195
50	Township of Wayne, GO, 3.750%, 11/01/14	51

		462

	Other Revenue — 1.0%
50	Middlesex County Utilities Authority, Sewer Revenue, Rev., 5.125%, 12/01/14	51
100	Monmouth County Improvement Authority, Rev., 5.000%, 01/15/20	119
200	New Jersey Economic Development Authority, Motor Vehicle Commission, Series A, Rev., NATL-RE, Zero Coupon, 07/01/14	200

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
500	New Jersey Higher Education Student Assistance Authority, Series 1, Rev., 5.000%, 12/01/15	533
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
1,000	Series 1A, Rev., AMT, 5.000%, 12/01/15	1,067
500	Series 1A, Rev., AMT, 5.000%, 12/01/17	564
1,000	New Jersey housing & Mortgage Finance Agency, Multifamily Conduit Revenue, Broadway Townhouses Project, Series E, Rev., 0.600%, 12/01/16 (w)	1,000
760	New Jersey Housing & Mortgage Finance Agency, Single Family Mortgage, Series A, Rev., 4.500%, 10/01/29	782
	New Jersey Transportation Trust Fund Authority, Transportation System,
100	Series A, Rev., AGM-CR, 5.750%, 06/15/17	115
75	Series B, Rev., 5.250%, 12/15/14	77
100	Passaic Valley Water Commission, Water Supply System, Series C, Rev., 4.000%, 12/01/14	102
75	State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue, Series 1A, Rev., 5.000%, 12/01/14	77

		4,687

	Prerefunded — 0.1%
200	New Jersey EDA, School Facilities Construction, Series T-5, Class T, Rev., VAR, AGM, 5.000%, 09/01/27 (p)	202

	Total New Jersey	7,543

	New Mexico — 0.3%
	Housing — 0.0% (g)
80	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series I- B-3, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	81

	Other Revenue — 0.3%
	New Mexico Finance Authority, State Transportation, Senior Lien,
100	Rev., 5.000%, 06/15/24	115
75	Series A-1, Rev., 4.000%, 12/15/14	77
100	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/19	119
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
680	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 03/01/43	751
145	Series A, Class I, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 09/01/30	159

		1,221

	Total New Mexico	1,302

	New York — 3.8%
	General Obligation — 0.7%
75	City of New York, Series E, GO, 5.000%, 11/01/14	77
135	City of New York, Unrefunded Balance, Series C, GO, 5.000%, 08/01/16	142
595	City of Yonkers, School Refunding, Series B, GO, 3.000%, 07/01/14	596
80	County of Dutchess, Public Improvement, GO, 2.000%, 12/01/14 (m)	81
105	County of Erie, Amherst Central School District, GO, 2.000%, 06/15/14 (m)	105
	County of Nassau,
50	Series C, GO, 4.000%, 07/01/14	50
665	Series E, GO, AGC, 4.000%, 06/01/14	665
300	County of Suffolk, GO, 2.000%, 09/12/14	301
800	Hilton Central School District, GO, 4.000%, 06/15/16	858
	New York City,
135	Series A, GO, AGM, 5.000%, 08/01/15	143
155	Series B, GO, 5.000%, 08/01/16	170
100	Series E-1, GO, 5.250%, 10/15/17	115

		3,303

	Other Revenue — 2.6%
300	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., 5.000%, 05/01/17 (m)	337
300	Metropolitan Transportation Authority, Series B4, Rev., VAR, 5.000%, 11/15/14	306
85	Metropolitan Transportation Authority, State Service Contract, Series B, Rev., 5.500%, 07/01/14	85
	Metropolitan Transportation Authority, Transportation,
50	Series D, Rev., 4.000%, 11/15/14	51
1,000	Subseries 2002D - 2A, Rev., 0.574%, 11/01/32	999
250	Nassau County Local Economic Assistance Corp., South Nassau Communities Hospital Project, Rev., 4.000%, 07/01/14	251
100	New York City Housing Development Corp., Multi-Family Housing, Series E, Rev., 2.600%, 11/01/15	103
1,000	New York City Industrial Development Agency Airport Facilities, Senior Trips, Series A, Rev., 5.000%, 07/01/16	1,067
200	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., 3.700%, 06/15/14	200
170	New York City Transitional Finance Authority, Series C, Rev., 5.000%, 11/01/21	204
100	New York City Transitional Finance Authority Building Aid, Series S-2, Rev., AGM, 5.000%, 01/15/18	110
1,000	New York City Transitional Finance Authority, Future Tax Secured, Sub Series D-1, Rev., 5.000%, 11/01/31	1,140
	New York Mortgage Agency, Homeowner Mortgage,
2,760	Series 116, Rev., 4.800%, 10/01/34	2,779
600	Series 152, Rev., 3.750%, 10/01/14	607

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
1,800	New York State Energy Research & Development Authority, Pollution Control, Series A, Rev., 2.125%, 03/15/15	1,818
365	New York State Housing Finance Agency, Affordable Housing, Series A, Rev., 1.500%, 05/01/17	372
50	New York State Power Authority, Series C, Rev., NATL-RE, 5.000%, 11/15/14	51
150	Niagara Area Development Corp., Niagara University Project, Series A, Rev., 5.000%, 05/01/18	167
140	Triborough Bridge & Tunnel Authority, Series A, Rev., 4.000%, 11/15/14	143
500	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels, Subseries B-2, Rev., 5.000%, 11/15/27	511
500	Utica School District, GO, 1.375%, 01/31/15	503

		11,804

	Prerefunded — 0.1%
5	City of New York, Series C, GO, 5.000%, 08/01/15 (p)	5
50	New York State Environmental Facilities Corp., State Personal Income Tax, Series A, Rev., 5.250%, 12/15/19 (p)	51
105	Triborough Bridge & Tunnel Authority, Series A, Rev., 5.000%, 05/15/18 (p)	123
100	Westchester County, Series B, GO, 4.125%, 11/15/14 (p)	102

		281

	Short Term Note — 0.1%
500	Town of Oyster Bay, County of Nassau, Series B, GO, BAN, 5.000%, 08/08/14	504

	Special Tax — 0.0% (g)
100	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 4.000%, 02/15/19	113

	Water & Sewer — 0.3%
230	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009, Series A, Rev., 5.750%, 06/15/40	264
700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series AA, Rev., 5.000%, 06/15/22	810

		1,074

	Total New York	17,079

	North Carolina — 0.9%
	Certificate of Participation/Lease — 0.0% (g)
75	City of Charlotte, Cultural Arts Facilities, Series E, COP, 3.000%, 06/01/15 (m)	77

	General Obligation — 0.2%
200	County of Wake, Series D, GO, 4.000%, 02/01/15	205
175	Mecklenburg County, Series C, GO, 5.000%, 12/01/18	206
200	New Hanover County, GO, 5.000%, 12/01/20	242

		653

	Housing — 0.0% (g)
45	North Carolina Housing Finance Agency, Home Ownership, Series 30-A, Rev., AMT, 5.500%, 01/01/39	47

	Other Revenue — 0.7%
50	Appalachian State University, Rev., 4.000%, 07/15/15 (m)	52
50	City of High Point, Combined Enterprise System, Rev., 3.500%, 11/01/14	51
	North Carolina Eastern Municipal Power Agency, Power System,
300	Series B, Rev., 5.000%, 01/01/15	308
100	Series D, Rev., 5.000%, 01/01/15	103
	North Carolina Housing Finance Agency, Home Ownership,
560	Series 1, Rev., 4.500%, 07/01/28	590
290	Series 2, Rev., 4.250%, 01/01/28	304
55	North Carolina Housing Finance Agency, Home Ownership Revenue, Series 2, Rev., 1.600%, 07/01/15	56
1,000	Person County Industrial Facilities & Pollution Control Financing Authority, Power & Light Co. Project, Series A, Class A, Rev., VAR, AMBAC, 0.140%, 11/01/18	965
1,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Carolina Power & Light Company Project, Rev., VAR, AMBAC, 0.140%, 10/01/22	877

		3,306

	Total North Carolina	4,083

	North Dakota — 0.6%
	Housing — 0.0% (g)
225	North Dakota Housing Finance Agency, Home Mortgage Finance Program, Series B, Rev., 5.000%, 07/01/28	241

	Other Revenue — 0.6%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
695	Series A, Rev., 3.750%, 07/01/42	741
750	Series A, Rev., 4.000%, 07/01/34 (w)	818
585	Series B, Rev., 4.500%, 01/01/28	626
430	Series D, Rev., 4.250%, 07/01/28	448

		2,633

	Total North Dakota	2,874

	Ohio — 1.2%
	General Obligation — 0.2%
50	Counties of Butler & Preble, Talawanda City School District, School Improvement, GO, 4.000%, 12/01/14	51
100	Counties of Clark & Miami, Tecumseh Local School District, Various Purpose, GO, Zero Coupon, 12/01/15	99
50	County of Cuyahoga, Various Purpose, Limited Tax, Series A, GO, 2.500%, 12/01/14 (m)	50
100	County of Mercer, Adult Detention Facility, GO, 3.500%, 12/01/14	102
155	County of Warren, Lebanon City School District, Unlimited Tax, Various Purpose, School Improvement, GO, 2.000%, 12/01/14	156
50	Olentangy Local School District, GO, 3.750%, 12/01/14	51
110	State of Ohio, Higher Education, Series B, GO, 5.000%, 08/01/23	133
225	State of Ohio, Infrastructure Improvement, Series A, GO, 5.375%, 02/01/16	244

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
50	State of Ohio, Third Frontier Research & Development, Series B, GO, 3.000%, 11/01/14	51

		937

	Other Revenue — 1.0%
200	American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21 (m)	226
50	City of Cleveland, Series A, GO, 2.000%, 12/01/14 (m)	50
500	City of Cleveland, Ariport System, Series A, Rev., AMBAC, 5.000%, 01/01/15 (m)	513
60	County of Franklin, Hospital Improvement, Nationwide Children’s Hospital Project, Series A, Rev., 4.000%, 11/01/15	63
200	Hancock County, Hospital Revenue Facilities, Blanchard Valley Regional Health, Rev., 4.000%, 12/01/16	213
1,000	Ohio Air Quality Development Authority, Pollution Control, Series A, Rev., 3.750%, 12/01/23	1,060
	Ohio Housing Finance Agency, Single Family Mortgage,
185	Series 1, Rev., 5.000%, 11/01/28	199
185	Series 1, Rev., GNMA/FNMA/COLL, 4.800%, 11/01/28	199
680	Series 2, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/28	738
410	Series 3, Rev., GNMA/FNMA/FHLMC, 4.500%, 11/01/29	446
140	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Rev., 4.000%, 10/01/14	142
	Ohio State University,
100	Rev., 2.000%, 12/01/14	101
75	Series A, Rev., 5.000%, 12/01/14	77
105	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Series C, Rev., 5.000%, 06/01/19	124
150	State of Ohio, Infrastructure Improvement, Series 1, Rev., NATL-RE, 5.000%, 12/15/15	161
75	State of Ohio, Major New State Infrastructure Project, Series 3, Rev., 5.000%, 12/15/14	77
50	State of Ohio, Treasurer of State, Parks and Recreation Capital Facilities, Series A, Rev., 4.000%, 12/01/14	51
200	University of Cincinnati, Series A, Rev., 5.000%, 06/01/18	232

		4,672

	Total Ohio	5,609

	Oklahoma — 1.3%
	Other Revenue — 1.3%
500	Cleveland County Educational Facilities Authority, Moore Public Schools Project, Rev., 5.000%, 06/01/14 (m)	500
50	Oklahoma Capital Improvement Authority, State Facilities, Higher Education Projects, Series F, Rev., 5.000%, 07/01/22	53
50	Oklahoma Capital Improvement Authority, State Highway Capital Improvement, Series A, Rev., 2.000%, 07/01/15	51
4,235	Oklahoma City Economic Development Trust, Increment District #8 Project, Series B, Rev., 5.000%, 03/01/32	4,611
105	Oklahoma Department of Transportation, Series A, Rev., NATL-RE, 5.625%, 09/01/15	112
	Oklahoma Housing Finance Agency, Single Family Mortgage, Home Ownership Loan Program,
215	Series A, Rev., GNMA COLL, 4.750%, 03/01/28	233
225	Series B, Rev., 4.500%, 09/01/27	244

	Total Oklahoma	5,804

	Oregon — 0.7%
	General Obligation — 0.0% (g)
75	State of Oregon, Department of Administrative Services, Series C, COP, 3.000%, 11/01/14	76

	Other Revenue — 0.7%
	Oregon State Department of Administrative Services, Lottery,
100	Series A, Rev., 4.500%, 04/01/23	111
375	Series A, Rev., 5.000%, 04/01/18	433
965	Oregon State Housing & Community Services Department, Mortgage, Single-Family Mortgage Program, Series D, Rev., 4.000%, 07/01/43	1,054
200	Oregon State Housing & Community Services Department, Multi-Family Housing, Series B, Rev., GNMA/FNMA/FHLMC, 1.650%, 01/01/17	202
1,000	Port of Portland, International Airport, Series 21C, Rev., AMT, 5.000%, 07/01/20	1,173
55	State of Oregon, Department of Transportation, Highway User Tax Revenue, Series A, Rev., 5.000%, 11/15/28	56

		3,029

	Total Oregon	3,105

	Pennsylvania — 1.2%
	General Obligation — 0.1%
	Commonwealth of Pennsylvania,
100	GO, AGM, 5.375%, 07/01/20	122
190	GO, NATL-RE, 5.375%, 07/01/16	210
70	County of Butler, Slippery Rock Area School District, GO, 2.500%, 10/01/14	70

		402

	Other Revenue — 1.0%
260	Allegheny County Higher Education Building Authority, Duquesne University, Series A, Rev., 5.000%, 03/01/22 (m)	300
1,155	Delaware County Authority, Elwyn Project, Rev., 4.000%, 06/01/14 (m)	1,155
150	Lancaster County Solid Waste Management Authority, Rev., NATL-RE, 5.000%, 12/15/14	154
250	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 2.625%, 07/01/14	250
50	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A, Rev., 3.000%, 08/15/14	50

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
	Pennsylvania Higher Educational Facilities Authority, Widener University,
400	Series A, Rev., 4.000%, 07/15/16	426
400	Series A, Rev., 5.000%, 07/15/17	445
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
285	Series 112, Rev., 5.000%, 04/01/28	306
425	Series 96-B, Rev., 3.950%, 10/01/16	452
50	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinated Revenue Refunding, Series B, Rev., 4.000%, 12/01/14	51
700	Philadelphia Redevelopment Authority, Transformation Initiative, Rev., 5.000%, 04/15/15	727

		4,316

	Prerefunded — 0.1%
500	Centre County Hospital Authority, Mount Nittany Medical Center Project, Rev., AGC, 5.875%, 11/15/14 (m) (p)	513
50	County of Montgomery, Lower Moreland Townshio School District, GO, 3.900%, 02/15/21 (p)	51

		564

	Utility — 0.0% (g)
50	Allegheny County Sanitary Authority, Series A, Rev., NATL-RE, 5.000%, 12/01/14 (m)	51

	Total Pennsylvania	5,333

	Puerto Rico — 0.3%
	General Obligation — 0.3%
1,190	Commonwealth of Puerto Rico, Public Improvement, GO, FGIC, 5.500%, 07/01/14	1,189

	South Carolina — 0.9%
	Other Revenue — 0.9%
75	Charleston Educational Excellence Financing Corp., Installment Purchase, Charleston County School District, South Carolina Project, Rev., 5.250%, 12/01/15 (m) (p)	81
450	Lexington County Health Services District, Inc., Rev., 4.000%, 11/01/14	457
245	North Charleston Public Facilities Corp., Installment Purchase, Rev., 5.000%, 06/01/16	266
2,000	South Carolina Jobs-Economic Development Authority, Economic Development, Waste Management of South Carolina, Inc. Project, Rev., AMT, 1.875%, 11/01/16	2,042
1,000	South Carolina Jobs-Economic Development Authority, Hospital, Palmetto Health, Series A, Rev., 3.000%, 08/01/15	1,020

	Total South Carolina	3,866

	South Dakota — 0.9%
	Other Revenue — 0.9%
500	South Dakota Housing Development Authority, Series D, Rev., 3.900%, 05/01/17	522
	South Dakota Housing Development Authority, Homeownership Mortgage,
180	Series A, Rev., AMT, 4.500%, 05/01/31	193
190	Series B, Rev., 2.800%, 05/01/15	194
910	Series D, Rev., AMT, 4.000%, 11/01/29	968
1,435	Series F, Rev., 4.000%, 11/01/44	1,564
605	South Dakota Housing Development Authority, Single Family Mortgage, Series 2, Rev., 4.250%, 05/01/32	630

	Total South Dakota	4,071

	Tennessee — 0.7%
	General Obligation — 0.0% (g)
80	Metropolitan Government of Nashville & Davidson County, Series B, GO, 5.000%, 08/01/14	81

	Other Revenue — 0.7%
	Tennessee Housing Development Agency, Home Ownership Program,
330	Series 1A, Rev., AMT, 4.500%, 07/01/31	354
290	Series 1-A, Rev., AMT, 4.500%, 01/01/38	312
85	Series 1C, Rev., AMT, 3.750%, 01/01/25	86
	Tennessee Housing Development Agency, Housing Finance Program,
185	Series A, Rev., 4.500%, 01/01/28	196
380	Series B, Rev., 4.500%, 01/01/28	406
1,500	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	1,639

		2,993

	Total Tennessee	3,074

	Texas — 5.3%
	General Obligation — 1.8%
100	Allen Independent School District, School Building, GO, 5.000%, 02/15/15 (m)	103
100	Austin Independent School District, GO, PSF-GTD, 5.000%, 08/01/20 (m)	120
150	City of El Paso, GO, 5.000%, 08/15/18 (m)	174
415	City of Fort Worth, Tarrant, Denton, Parker & Wise Counties, GO, 5.000%, 03/01/20 (m)	494
100	City of Wichita Falls, GO, 3.000%, 08/01/14	101
750	County of Brazoria, Alvin Independent School District, Series B, GO, 3.000%, 02/15/36 (m)	800
	County of Collin, Wylie Independent School District, Unlimited Tax,
200	GO, Zero Coupon, 08/15/17	194
310	GO, Zero Coupon, 08/15/18	296
815	GO, Zero Coupon, 08/15/19	754
385	GO, Zero Coupon, 08/15/20	344
	County of Fort Bend, Sienna Plantation Levee Improvement District, Unlimited Tax Levee Improvement,
585	GO, 4.000%, 09/01/28 (w)	616

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
590	GO, 4.000%, 09/01/30 (w)	612
	Crandall Independent School District,
350	Series A, GO, PSF-GTD, Zero Coupon, 08/15/14 (m)	350
460	Series A, GO, PSF-GTD, Zero Coupon, 08/15/16 (m)	454
650	Dallas County Community College District, GO, 5.000%, 02/15/16 (m)	703
500	Eagle Mountain & Saginaw Independent School District, School Building, GO, VAR, PSF-GTD, 2.500%, 08/01/14 (m)	502
190	Fort Worth Independent School District, Unlimited Tax Refunding & School Building, GO, 5.000%, 02/15/20	220
375	Harris County Permanent Improvement, Series A, GO, 5.000%, 10/01/18	439
170	Keller Independent School District, School Building, GO, 5.250%, 02/15/21	201
345	Northside Independent School District, Series A, GO, VAR, PSF-GTD, 1.350%, 06/01/14	345
	State of Texas,
15	GO, 5.000%, 04/01/16	16
170	GO, 5.000%, 04/01/16	185
175	Texas Public Finance Authority, Series A, GO, 5.000%, 10/01/19	209
100	Tomball Independent School District, School Building, GO, AGC, 5.000%, 02/15/34	110

		8,342

	Other Revenue — 1.3%
150	City of San Antonio, Electric & Gas, Series A, Rev., 5.250%, 02/01/22	176
300	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 2.150%, 08/15/14 (m)	301
50	Harris County, Toll Road, Senior Lien, Series A, Rev., NATL-RE, 5.000%, 08/15/19	57
1,000	Lone Star College System, Series B-2, Rev., VAR, 1.250%, 08/15/31	1,000
2,000	Mission Economic Development Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., VAR, 1.500%, 08/01/14	2,002
150	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	165
50	Tarrant County Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series A, Rev., 5.000%, 11/15/14	51
375	Tarrant County Cultural Education Facilities Finance Corp., Hospital, Hendrick Medical Center, Rev., 4.000%, 09/01/18	409
830	Texas Department of Housing & Community Affairs, Residential Mortgage, Series B, Rev., FNMA/GNMA/FHLMC, 4.250%, 01/01/34	894
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue, Senior Lien,
100	Series A, Rev., 5.000%, 12/15/14	103
65	Series A, Rev., 5.000%, 12/15/15	69
440	Texas Transportation Commission, Turnpike System First Tier, Series B, Rev., VAR, 1.250%, 02/15/15	442
100	University of Texas, Financing System, Series A, Rev., 4.000%, 08/15/17	111

		5,780

	Prerefunded — 0.4%
500	Cedar Hill Independent School District, Capital Appreciation, GO, Zero Coupon, 08/15/27 (m) (p)	259
200	City of Dallas, Improvement, GO, 5.000%, 02/15/17 (m) (p)	224
50	City of New Braunfels, GO, 5.000%, 10/01/17 (p)	51
50	City of Wichita Falls, GO, 5.000%, 08/01/16 (p)	50
50	County of Harris, Toll Road Senior Lien, Rev., 5.000%, 08/15/22 (p)	51
60	Harris County Flood Control District, Contract Tax & Refunding, Series A, GO, 5.250%, 10/01/22 (p)	61
750	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.000%, 12/01/14 (p)	768
180	Pearland Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/15 (p)	186

		1,650

	Special Tax — 1.8%
	City of Irving, Hotel Occupancy Tax,
190	Series B, Rev., 2.000%, 08/15/15	192
295	Series B, Rev., 2.000%, 08/15/17	297
	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment,
2,000	Series B, Special Assessment, 4.000%, 07/01/17	2,178
5,000	Series B, Special Assessment, 4.000%, 01/01/18	5,369

		8,036

	Utility — 0.0% (g)
230	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	242

	Total Texas	24,050

	Utah — 0.0% (g)
	General Obligation — 0.0% (g)
145	State of Utah, Series A, GO, 5.000%, 07/01/20	175

	Vermont — 0.3%
	Other Revenue — 0.3%
425	Vermont Housing Finance Agency, Mortgage-Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 02/01/26	457
550	Vermont Housing Finance Agency, Multiple Purpose, Series B, Rev., AMT, 4.125%, 11/01/42	566
275	Vermont Housing Finance Agency, Single Family Mortgage, Series 23, Rev., AMT, AGM, 4.300%, 11/01/16	278

	Total Vermont	1,301

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Virgin Islands — 0.2%
	Other Revenue — 0.2%
	Virgin Islands Public Finance Authority, Gross Receipts, Taxes Loan Notes,
400	GO, NATL-RE, FGIC, 5.000%, 10/01/14	405
590	Rev., AGM, 5.000%, 10/01/14	597

	Total Virgin Islands	1,002

	Virginia — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
600	Peninsula Ports Authority, Dominion Term Association Project, Rev., VAR, 2.375%, 10/01/33	613

	Other Revenue — 0.1%
50	City of Virginia Beach, Water and Sewer System, Rev., 5.000%, 10/01/14	51
100	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.000%, 08/01/16	110
50	Virginia Public School Authority, School Financing, 1997 Resolution, Refunding, Series D, Rev., 5.250%, 08/01/14	50
	Virginia Resources Authority, Infrastructure & State Moral Obligation,
150	Series B, Rev., 5.000%, 11/01/23	178
175	Series B, Rev., 5.000%, 11/01/26	203

		592

	Prerefunded — 0.0% (g)
100	Virgina Resources Authority, Infrastructure Revenue, Pooled Financing Program, Series B, Rev., 5.000%, 11/01/15 (p)	107

	Total Virginia	1,312

	Washington — 0.7%
	General Obligation — 0.1%
75	City of Vancouver, GO, 5.250%, 12/01/14	77
50	County of Clark, Evergreen School District No. 114, Unlimited Tax, GO, 2.250%, 12/01/14 (m)	51
50	County of Douglas, Eastmont School District No. 206, Unlimited Tax, GO, 5.000%, 12/01/14 (m)	51
50	County of King, Highline School District No. 401, Unlimited Tax, GO, 3.500%, 12/01/14	51
50	County of King, Renton School District No. 403, Unlimited Tax, GO, 5.000%, 12/01/14	51
50	County of Snohomish, Edmonds School District No. 15, Unlimited Tax, GO, 3.500%, 12/01/14	51
50	County of Snohomish, Mukilteo School District No. 6, Unlimited Tax, GO, 5.000%, 12/01/14	51
100	State of Washington, Various Purpose, Series D, GO, 5.000%, 02/01/20	119

		502

	Other Revenue — 0.6%
350	Chelan County Public Utility District No. 1, Series A, Rev., AMT, 5.500%, 07/01/26 (m)	402
60	City of Seattle, Solid Waste, Rev., 5.000%, 02/01/15	62
90	City of Tacoma, Conservation System Project, Rev., 5.000%, 12/01/14	92
55	Conservation & Renewable Energy System, Conservation Project, Rev., 5.000%, 10/01/14 (m)	56
350	King County Housing Authority, Birch Creek Apartments Project, Rev., 4.125%, 05/01/17	379
110	Port of Seattle, Passenger Facilities Charge, Series A, Rev., BHAC-CR, MBIA, 5.500%, 12/01/19	131
	Seattle City Housing Authority,
205	Rev., 0.750%, 09/15/14 (w)	205
205	Rev., 1.000%, 09/15/15	207
50	Snohomish County Public Utility District No. 1, Generation System Revenue, Series A, Rev., 4.000%, 12/01/14	51
990	Washington State Housing Finance Commission, Home Ownership Program, Series B, Rev., GNMA/FNMA/COLL, 4.250%, 10/01/32	1,067

		2,652

	Prerefunded — 0.0% (g)
100	Skagit Public Hospital, District No. 001, GO, BHAC-CR, MBIA, 5.375%, 12/01/14 (p)	103

	Total Washington	3,257

	West Virginia — 0.3%
	Other Revenue — 0.3%
1,000	West Virginia Economic Development, Appalachian Power Amos Project, Series A, Class A, Rev., VAR, 2.250%, 09/01/16	1,016
500	West Virginia Housing Development Fund, Series A, Rev., 1.350%, 11/01/14	502

	Total West Virginia	1,518

	Wisconsin — 0.1%
	General Obligation — 0.0% (g)
50	County of Marathon, Series A, GO, 3.000%, 12/01/14	51
100	State of Wisconsin, Series A, GO, 5.000%, 05/01/17	112

		163

	Other Revenue — 0.1%
310	Wisconsin Health & Educational Facilities Authority, Howard Young Health Care, Inc., Rev., 4.000%, 08/15/15	320

	Total Wisconsin	483

	Wyoming — 0.3%
	Other Revenue — 0.3%
625	Laramie County, Wyoming Hospital, Cheyenne Regional Medical Center Project, Rev., 4.000%, 05/01/18	684
465	Wyoming Community Development Authority Housing, Series 1, Rev., AMT, 4.000%, 06/01/32	473

	Total Wyoming	1,157

	Total Municipal Bonds (Cost $220,092)	222,943

Quarterly Demand Notes — 2.1%
	Tennessee — 0.6%
2,500	Lewisburg City Industrial Development Board, Solid Waste Disposal, Waste Management, Inc. of Tennessee Project, Rev., VAR, 0.450%, 08/01/14	2,500

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Quarterly Demand Notes — continued
	Texas — 1.5%
7,000	Mission Economic Development Corp., Solid Waste Disposal, Republic Services, Inc. Project, Series 2012, Rev., VAR, 0.500%, 08/01/14	7,000

	Total Quarterly Demand Notes (Cost $9,500)	9,500

Semi-Annual Demand Note — 0.7%
	Mississippi — 0.7%
3,041	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project, Series C, Rev., VRDO, 0.350%, 11/03/14 (Cost $3,041)	3,041

Weekly Demand Notes — 32.3%
	Alaska — 0.3%
1,350	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., VRDO, 0.040%, 06/04/14 (m)	1,350

	California — 3.0%
6,100	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/04/14 (m)	6,100
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.160%, 06/04/14 (m)	1,003
	California Statewide Communities Development Authority, Kaiser Permanente,
1,000	Series B, Rev., VRDO, 1.010%, 06/04/14 (m)	1,005
2,650	Series M, Rev., VAR, 0.040%, 06/04/14 (m)	2,650
305	Deutsche Bank Spears/Lifers Trust Various States, Series 445, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.160%, 06/04/14 (m)	305
2,500	State of California, Series D, GO, VAR, 0.805%, 06/04/14 (m)	2,526

	Total California	13,589

	Florida — 2.0%
2,000	Florida Development Finance Corp., Healthcare Facilities, UF Health-Jacksonville Project, Series B, Rev., 1.100%, 06/04/14 (m)	2,000
5,650	Florida Keys Aqueduct Authority, Water, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/04/14 (m)	5,650
1,400	JEA Water and Sewer System, Subseries A-1, Rev., VRDO, 0.070%, 06/04/14	1,400

	Total Florida	9,050

	Georgia — 2.9%
7,145	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, RAN, 0.100%, 06/04/14 (m)	7,145
500	Gwinnett County Housing Authority, Multi-Family Housing, Green Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/04/14	500
	Private Colleges & Universities Authority, Emory University,
700	Series B, Subseries B-2, Rev., VRDO, 0.040%, 06/04/14	700
4,600	Series C-4, Rev., VRDO, 0.040%, 06/04/14	4,600

	Total Georgia	12,945

	Illinois — 0.2%
850	Illinois Educational Facilities Authority, Columbia College Chicago, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.060%, 06/04/14	850

	Maryland — 1.6%
4,650	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series M, Rev., VRDO, 0.050%, 06/04/14	4,650
2,580	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.060%, 06/04/14	2,580

	Total Maryland	7,230

	Missouri — 0.8%
2,600	City of Kansas, H. Roe Bartle Convention Center Project, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.070%, 06/04/14	2,600
1,200	St. Charles County Public Water District No. 2, Series A, COP, VRDO, LOC: Bank of America N.A., 0.080%, 06/04/14	1,200

	Total Missouri	3,800

	New Jersey — 0.2%
700	New Jersey EDA, School Facilities Construction, Series E, Rev., VAR, 1.760%, 06/04/14	710

	New Mexico — 0.9%
4,150	New Mexico Hospital Equipment Loan Council, Hospital System, Presbyterian Healthcare Services, Series C, Rev., VRDO, 0.050%, 06/04/14	4,150

	New York — 1.7%
1,200	City of New York, Fiscal Year 1995, Series B, Subseries B-4, GO, VRDO, 0.090%, 06/04/14	1,200
925	Metropolitan Transportation Authority, Series B-1, Rev., VRDO, AGM, 0.301%, 06/04/14	892
1,000	New York City, Series J-7, GO, VAR, 0.530%, 06/04/14	1,001
2,990	New York Liberty Development Corp., Series 41TP, Rev., VRDO, LIQ: Wells Fargo Bank N.A., LOC: Wells Fargo Bank N.A., 0.060%, 06/04/14	2,990
1,100	New York State Dormitory Authority, Series ROCS-RR-II-R-11479, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 06/04/14	1,100
150	Puttable Floating Option Tax-Exempt Receipts, Series PT-4684, Rev., VRDO, AGM-CR, AMBAC, LIQ: Bank of America N.A., 0.310%, 06/04/14	150
400	Triborough Bridge & Tunnel Authority, Series CD, Rev., VRDO, AGM, 0.200%, 06/04/14	400

	Total New York	7,733

	North Carolina — 2.6%
755	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.060%, 06/04/14 (m)	755
3,780	City of Charlotte, Charlotte Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 06/04/14 (m)	3,780

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
		North Carolina — continued
1,055		City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 06/04/14 (m)	1,055
1,000		Guilford County, GO, VRDO, 0.050%, 06/04/14	1,000
3,350		North Carolina Capital Facilities Finance Agency, Elon University, Series 2010, Rev., VRDO, 0.060%, 06/04/14	3,350
1,700		North Carolina Capital Facilities Finance Agency, Greensboro College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/04/14	1,700

		Total North Carolina	11,640

		Ohio — 0.7%
1,800		Columbus Regional Airport Authority, Capital Funding, OASBO Expanded Asset Pooled Financing Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/04/14 (m)	1,800
770		County of Franklin, Hospital Facilities, U.S. Health Corp. of Columbus, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/04/14	770
800		Ohio State University, Series B, Rev., VRDO, 0.030%, 06/04/14	800

		Total Ohio	3,370

		Oregon — 0.4%
1,600		State of Oregon, Health, Housing, Educational & Cultural Facilities Authority, Peacehealth, Rev., VRDO, 0.070%, 06/04/14	1,600

		Pennsylvania — 2.0%
5,000		Chambersburg Municipal Authority, Wilson College Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/04/14 (m)	5,000
1,000		Downingtown Area School District, Chester County, GO, VRDO, 0.430%, 06/04/14 (m)	997
		Pennsylvania Turnpike Commission,
1,155		Series B, Rev., VAR, 0.460%, 06/04/14	1,158
2,000		Series B-1, Rev., 0.510%, 06/04/14	2,000

		Total Pennsylvania	9,155

		Tennessee — 1.8%
3,025		BB&T Municipal Trust, Series 29, Rev., VRDO, LIQ: Branch Banking & Trust, 0.080%, 06/04/14 (e) (m)	3,025
5,200		Shelby County, Public Improvement School, Series B, GO, VRDO, 0.060%, 06/04/14	5,200

		Total Tennessee	8,225

		Texas — 6.3%
1,000		City of Houston, Airport System Revenue, Rev., VRDO, AMT, AGM, 0.220%, 06/04/14	905
2,000		City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 0.740%, 06/04/14	2,000
1,000		Harris County, Toll Road, Senior Lien, Series B, Rev., VRDO, 0.650%, 06/04/14	1,002
230		Lower Neches Valley Authority, Industrial Development Corp., ExxonMobil Project, Rev., VRDO, 0.050%, 06/04/14	230
6,700		Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, 0.040%, 06/04/14	6,700
2,200		Southwest Higher Education Authority, Inc., Southern Methodist University, Rev., VRDO, 0.050%, 06/04/14	2,200
935		State of Texas, Series C, GO, VRDO, 0.060%, 06/04/14	935
3,130		State of Texas, Veterans’ Housing Assistance Program, GO, VRDO, 0.070%, 06/04/14	3,130
9,750		Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A, Rev., VRDO, 0.040%, 06/04/14	9,750
1,065		Tarrant County Housing Finance Corp., Multi-Family Housing, Gateway Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/04/14	1,065
500		University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, 0.040%, 06/04/14	500

		Total Texas	28,417

		Vermont — 2.0%
8,940		Vermont Housing Finance Agency, Single Family Housing, Series 24-A, Rev., VRDO, AGM, 0.200%, 06/04/14	8,940

		Virginia — 1.8%
4,800		Loudoun County IDA, Howard Hughes Medical, Series F, Rev., VRDO, 0.040%, 06/04/14	4,800
3,450		Virginia College Building Authority, Educational Facilities, University of Richmond Project, Rev., VRDO, 0.060%, 06/04/14 (e)	3,450

		Total Virginia	8,250

		Washington — 1.1%
4,750		County of King, Series A, GO, VRDO, 0.060%, 06/04/14	4,750
315		Washington State Housing Finance Commission, St. Vincent Paul Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.110%, 06/04/14	315

		Total Washington	5,065

		Total Weekly Demand Notes (Cost $146,009)	146,069

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
		Put Option Purchased: — 0.0% (g)
–	(h)	Eurodollar, Expiring 9/14/15, at $99.00, American Style (Cost $59)	27

NOTIONAL AMOUNT
		Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
735		Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A.	—
153		Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A.	—	(h)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
	Payer Options Purchased on Interest Rate Swaps: — continued
316	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services	—	(h)
1,188	Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A.	36

	Total Payer Options Purchased on Interest Rate Swaps (Cost $92)	36

	Total Options Purchased (Cost $151)	63

PRINCIPAL AMOUNT($)
Short-Term Investments— 0.4%
	U.S. Treasury Obligations— 0.4%
	U.S. Treasury Bills,
630	0.033%, 10/02/14 (k) (n)	630
1,075	0.043%, 07/10/14 (k) (m) (n)	1,075

	Total U.S. Treasury Obligations (Cost $1,705)	1,705

SHARES
	Investment Company — 0.0%
4	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $4)	4

	Total Short-Term Investments (Cost $1,709)	1,709

	Total Investments — 100.2% (Cost $450,182)	453,036
	Liabilities in Excess of Other Assets — (0.2)%	(1,126)

	NET ASSETS — 100.0%	$451,910

Percentages indicated are based on net assets.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands, except number of Futures contracts)

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
$(5,849)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 06/25/44	$(6,029)
(1,756)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 07/25/44	(1,804)

	(Proceeds received of $7,719)	$(7,833)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
188	90 Day Eurodollar	03/19/18	$45,665	$241
154	90 Day Eurodollar	06/18/18	37,351	181
	Short Futures Outstanding
(176)	10 Year U.S. Treasury Note	09/19/14	(22,091)	(82)
(60)	U.S. Long Bond	09/19/14	(8,248)	(65)
(2)	U.S. Ultra Bond	09/19/14	(301)	(5)
(234)	5 Year U.S. Treasury Note	09/30/14	(28,023)	(61)
(70)	90 Day Eurodollar	06/15/15	(17,417)	(3)
(3)	90 Day Eurodollar	12/14/15	(743)	— (h)
(191)	90 Day Eurodollar	03/14/16	(47,215)	(7)
(154)	90 Day Eurodollar	06/13/16	(37,965)	(119)

				$80

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
258	EUR	Union Bank of Switzerland AG	09/26/14	$351	$351	$—	(h)
121	EUR	Union Bank of Switzerland AG	09/29/14	165	165	—	(h)
30,279	JPY	Union Bank of Switzerland AG	09/26/14	296	298	2
1,105	NOK	Union Bank of Switzerland AG	10/03/14	174	184	10
1,523	SEK	Goldman Sachs International	06/09/14	231	228	(3)
994	TRY	Goldman Sachs International	06/17/14	473	472	(1)
2,456	ZAR	BNP Paribas	06/17/14	230	232	2
2,456	ZAR	HSBC Bank, N.A.	06/17/14	232	232	—	(h)

				$2,152	$2,162	$10

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
131	CAD	Goldman Sachs International	06/09/14	$117	$121	$(4)
390	CAD	Union Bank of Switzerland AG	06/09/14	352	360	(8)
125,886	CLP	Barclays Bank plc ††	06/17/14	228	229	(1)
132,742	CLP	Deutsche Bank AG ††	06/17/14	234	241	(7)
508	EUR	Credit Suisse International	07/11/14	702	692	10
1,804	EUR	TD Bank Financial Group	09/26/14	2,476	2,459	17
121	EUR	Goldman Sachs International	09/29/14	167	165	2
30,279	JPY	Goldman Sachs International	09/26/14	296	298	(2)
47,500	JPY	Goldman Sachs International	11/28/14	466	467	(1)
2,176	NOK	Barclays Bank plc	08/11/14	367	363	4
1,105	NOK	State Street Corp.	10/03/14	176	184	(8)
1,523	SEK	Credit Suisse International	06/09/14	233	227	6
154	SGD	Credit Suisse International	09/15/14	123	122	1
366	SGD	Goldman Sachs International	09/15/14	293	292	1
216	SGD	Union Bank of Switzerland AG	09/15/14	173	172	1
497	TRY	Deutsche Bank AG	06/17/14	230	236	(6)
497	TRY	HSBC Bank, N.A.	06/17/14	229	236	(7)
4,912	ZAR	Barclays Bank plc	06/17/14	471	463	8

				$7,333	$7,327	$6

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642%	$60	$2	$(2)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	60	2	(2)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/19	0.732	3,570	(54)	19
Barclays Bank plc:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/19	0.733	3,560	(54)	4
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	50	(1)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	100	(1)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	100	(1)	— (h)
H.J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	100	(1)	1
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	06/20/19	1.713	290	9	(12)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	06/20/19	1.713	300	10	(15)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	290	10	(15)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	290	10	(14)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	590	21	(41)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.470	180	4	(7)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	230	7	(10)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	290	10	(15)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	580	20	(29)
Morgan Stanley Capital Services
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.470	420	9	(18)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	1,180	21	(49)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	1,480	27	(60)
Federative Republic of Brazil., 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	1,780	33	(68)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	300	11	(16)

					$94	$(349)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%		$200	$37	$(59)
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		1,780	(224)	143
iTraxx Europe 21.1	5.000% quarterly	06/20/19	0.730	EUR	1,760	(37)	(2)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		100	19	(28)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		230	43	(59)
Morgan Stanley Capital Services:
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		290	(37)	33
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		590	(74)	59
CDX.EM.21-V1	5.000% quarterly	06/20/19	2.474		590	(74)	48
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.712		150	— (h)	(24)

						$(347)	$111

Centrally Cleared Credit Default Swaps - Buy Protection [1] Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.IG.22-V1	1.000% quarterly	06/20/19	0.623%		$8,750	$(178)	$154
CDX.NA.HY.22-V1	5.000% quarterly	06/20/19	3.131		580	(54)	44
CDX.NA.IG.22-V1	1.000% quarterly	06/20/19	0.623		15,550	(316)	235
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.124	EUR	500	(89)	33

						$(637)	$466

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567%	$60	$1	$—	(h)
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	220	3	2
Barclays Bank plc:
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	10	— (h)	1
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	120	(3)	8
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	150	(3)	7
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	50	(7)	6
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	80	(11)	10
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	80	(11)	12
BNP Paribas:
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	50	— (h)	2
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	100	— (h)	3
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	100	— (h)	4
H.J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	100	— (h)	5
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	60	(1)	3
Citibank, N.A.:
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	06/20/19	1.916	880	(36)	65
Credit Suisse International:
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	80	(2)	4
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	590	(13)	26
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	100	1	1
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	50	(7)	6
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	80	(11)	9
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	80	(11)	10
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	06/20/14	0.420	50	1	2
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.963	400	5	15
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	500	6	23
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	60	(1)	4
Union Bank of Switzerland AG:
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	60	(1)	4
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	60	(1)	4
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	120	(3)	6
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	30	(4)	4
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	30	(4)	4
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	30	(4)	4
RadioShack Corporation, 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	50	(7)	6

					$(124)	$260

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Morgan Stanley Capital Services:

CMBX.NA.AM.4	0.500% monthly	02/17/51	1.960%	$150	$(6)	$49

Centrally Cleared Credit Default Swaps - Sell Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.22-V1	5.000% quarterly	06/20/19	3.131%	$2,630	$243	$(195)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
0.513% semi-annually	3 month LIBOR quarterly	06/03/19	$58,690	$— (h)
1.616% semi-annually	3 month LIBOR quarterly	05/23/19	4,763	(6)
1.811% semi-annually	3 month LIBOR quarterly	04/30/19	7,162	(91)
3 month LIBOR quarterly	3.978% semi-annually	03/01/46	416	33
3 month LIBOR quarterly	3.374% semi-annually	05/23/44	1,161	20
3 month LIBOR quarterly	3.455% semi-annually	04/30/44	1,767	50

				$6

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.000	9/12/14	94	$(5)

(Premiums received of $31.)

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CMO	—	Collateralized Mortgage Obligation
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
EUR	—	Euro
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal pay downs as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IDA	—	Industrial Development Authority
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
NOK	—	Norwegian Krone
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TBA	—	To Be Announced
TRY	—	Turkish Lira
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
ZAR	—	South African Rand
††	—	Non-deliverable forward.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for futures contracts or centrally cleared swaps.
(l)	The rate shown is the current yield as of May 31, 2014.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,289
Aggregate gross unrealized depreciation	(435)

Net unrealized appreciation/depreciation	$2,854

Federal income tax cost of investments	$450,182

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by State or Sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$—	$3,758	$3,758
Collateralized Mortgage Obligations
Agency CMO	—	314	—	314
Non-Agency CMO	—	764	376	1,140

Total Collateralized Mortgage Obligations	—	1,078	376	1,454

Commercial Mortgage-Backed Securities	—	252	—	252
Corporate Bonds
Information Technology	—	2,250	—	2,250

Total Corporate Bonds	—	2,250	—	2,250

Daily Demand Notes
Alabama	—	750	—	750
Alaska	—	200	—	200
Arizona	—	850	—	850
California	—	1,054	—	1,054
Delaware	—	1,620	—	1,620
Florida	—	4,145	—	4,145
Illinois	—	1,250	—	1,250
Indiana	—	425	—	425
Iowa	—	1,860	—	1,860
Kansas	—	530	—	530
Louisiana	—	1,450	—	1,450
Maryland	—	450	—	450
Massachusetts	—	4,420	—	4,420
Minnesota	—	1,025	—	1,025
Mississippi	—	3,155	—	3,155
Missouri	—	4,800	—	4,800
New Hampshire	—	2,925	—	2,925
New York	—	13,565	—	13,565
North Carolina	—	1,525	—	1,525
Ohio	—	1,250	—	1,250
Oklahoma	—	1,100	—	1,100
Oregon	—	250	—	250
Pennsylvania	—	2,425	—	2,425
Texas	—	1,050	—	1,050
Virginia	—	1,370	—	1,370
Washington	—	3,000	—	3,000

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wyoming	$—	$1,000	$—	$1,000

Total Daily Demand Notes	—	57,444	—	57,444

Event-Linked Bonds	—	2,723	—	2,723
Monthly Demand Notes
California	—	1,000	—	1,000
Vermont	—	830	—	830

Total Monthly Demand Notes	—	1,830	—	1,830

Municipal Bonds
Alabama	—	2,602	—	2,602
Alaska	—	827	—	827
Arizona	—	4,169	—	4,169
Arkansas	—	973	—	973
California	—	4,847	—	4,847
Colorado	—	2,809	—	2,809
Connecticut	—	3,463	—	3,463
Delaware	—	812	—	812
District of Columbia	—	2,629	—	2,629
Florida	—	19,162	—	19,162
Georgia	—	4,486	—	4,486
Hawaii	—	542	—	542
Idaho	—	50	—	50
Illinois	—	11,060	—	11,060
Indiana	—	12,356	—	12,356
Iowa	—	1,313	—	1,313
Kansas	—	3,183	—	3,183
Kentucky	—	3,312	—	3,312
Louisiana	—	3,500	—	3,500
Maine	—	2,719	—	2,719
Maryland	—	1,885	—	1,885
Massachusetts	—	9,882	—	9,882
Michigan	—	10,189	—	10,189
Minnesota	—	5,485	—	5,485
Mississippi	—	1,949	—	1,949
Missouri	—	4,508	—	4,508
Montana	—	1,336	—	1,336
Nebraska	—	1,216	—	1,216
Nevada	—	616	—	616
New Hampshire	—	1,876	—	1,876
New Jersey	—	7,543	—	7,543
New Mexico	—	1,302	—	1,302
New York	—	17,079	—	17,079
North Carolina	—	4,083	—	4,083
North Dakota	—	2,874	—	2,874
Ohio	—	5,609	—	5,609
Oklahoma	—	5,804	—	5,804
Oregon	—	3,105	—	3,105
Pennsylvania	—	5,333	—	5,333
Puerto Rico	—	1,189	—	1,189
South Carolina	—	3,866	—	3,866
South Dakota	—	4,071	—	4,071
Tennessee	—	3,074	—	3,074
Texas	—	24,050	—	24,050
Utah	—	175	—	175
Vermont	—	1,301	—	1,301
Virgin Islands	—	1,002	—	1,002
Virginia	—	1,312	—	1,312

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Washington	$—	$3,257	$—	$3,257
West Virginia	—	1,518	—	1,518
Wisconsin	—	483	—	483
Wyoming	—	1,157	—	1,157

Total Municipal Bonds	—	222,943	—	222,943

Quarterly Demand Notes
Tennessee	—	2,500	—	2,500
Texas	—	7,000	—	7,000

Total Quarterly Demand Notes	—	9,500	—	9,500

Semi-Annual Demand Notes
Mississippi	—	3,041	—	3,041
Weekly Demand Notes
Alaska	—	1,350	—	1,350
California	—	13,589	—	13,589
Florida	—	9,050	—	9,050
Georgia	—	12,945	—	12,945
Illinois	—	850	—	850
Maryland	—	7,230	—	7,230
Missouri	—	3,800	—	3,800
New Jersey	—	710	—	710
New Mexico	—	4,150	—	4,150
New York	—	7,733	—	7,733
North Carolina	—	11,640	—	11,640
Ohio	—	3,370	—	3,370
Oregon	—	1,600	—	1,600
Pennsylvania	—	9,155	—	9,155
Tennessee	—	8,225	—	8,225
Texas	—	28,417	—	28,417
Vermont	—	8,940	—	8,940
Virginia	—	8,250	—	8,250
Washington	—	5,065	—	5,065

Total Weekly Demand Notes	—	146,069	—	146,069

Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	36	—	36
Put Option Purchased	27	—	—	27

Total Option Purchased	27	36	—	63

Short-Term Investment
U.S. Treasury Obligation	—	1,705	—	1,705
Investment Company	4	—	—	4

Total Short-Term Investment	4	1,705	—	1,709

Total Investments in Securities	$31	$448,871	$4,134	$453,036

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(7,833)	$—	$(7,833)
Options Written
Put Options Written	(5)	—	—	(5)
Total Liabilities	$(5)	$(7,833)	$—	$(7,838)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$64	$—	$64
Futures Contracts	422	—	—	422
Swaps	—	337	—	337

Total Appreciation in Other Financial Instruments	$422	$401	$—	$823

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(48)	$—	$(48)
Futures Contracts	(342)	—	—	(342)
Swaps	—	(766)	—	(766)

Total Depreciation in Other Financial Instruments	$(342)	$(814)	$—	$(1,156)

There were no transfers among Levels 1 and 2 during the period ended May 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

JPMorgan Tax Aware Income Opportunities Fund	Balance as of 02/28/14	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Asset-Backed Securities	$3,107	$10	$42	$12	$835	$(248)	$—	$—	$3,758
Collateralized Mortgage Obligations — Non-Agency CMO	82	8	16	—	358	(88)	—	—	$376

	$3,189	$18	$58	$12	$1,193	$(336)	$—	$—	$4,134

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $61,000.

1. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate and credit default swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

The Fund’s swap contracts are subject to master netting arrangements.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Tax Aware Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

Tax Aware Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amount in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$3,758	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 6.00% (1.10%)
			Constant Default Rate	6.00% - 15.00% (10.15%)
			Yield (Discount Rate of Cash Flows)	1.48% - 5.81% (4.34%)

Asset-Backed Securities	3,758

	$107	Discounted Cash Flow	Constant Prepayment Rate	5.00% (N/A)
			Constant Default Rate	13.46% (N/A)
			Yield (Discount Rate of Cash Flows)	4.60% (N/A)

Collateralized Mortgage Obligations	107

Total	3,865

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was $269,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate) may decrease or increase the fair value measurement.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Municipal Bonds — 93.4%
	Alabama — 0.2%
13,000	Columbia Industrial Development Board, Alabama Power Co., Project, Series D, Rev., VRDO, 0.090%, 06/02/14	13,000
15,000	East Alabama Health Care Authority, Series B, Rev., VRDO, 0.050%, 06/09/14	15,000
9,465	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14	9,465
7,685	Puttable Floating Option Tax-Exempt Receipts, Series PT-4680, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.120%, 06/09/14 (e)	7,685

		45,150

	Alaska — 1.3%
	Alaska Housing Finance Corp., Governmental Purpose,
42,025	Series A, Rev., VRDO, 0.040%, 06/09/14	42,025
34,120	Series B, Rev., VRDO, 0.040%, 06/09/14	34,120
12,300	Alaska Housing Finance Corp., Governmental Purpose, University of Alaska, Series A, Rev., VRDO, 0.040%, 06/09/14	12,300
	Alaska Housing Finance Corp., Home Mortgage,
24,200	Series A, Rev., VRDO, 0.040%, 06/09/14	24,200
78,380	Series B, Rev., VRDO, 0.050%, 06/09/14	78,380
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
9,610	Rev., VRDO, 0.060%, 06/02/14	9,610
7,800	Series B, Rev., VRDO, 0.060%, 06/02/14	7,800
23,030	Eclipse Funding Trust, Solar Eclipse, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/02/14 (e)	23,030

		231,465

	Arizona — 0.8%
42,300	Ak-Chin Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	42,300
15,600	City of Mesa, Utility System, Series ROCS-RR-II-R-11032, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.080%, 06/09/14 (e)	15,600
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/09/14	7,160
6,245	Phoenix Civic Improvement Corp., Series ROCS-RR-II R-11982X, Rev., LIQ: Citibank N.A., 0.130%, 06/09/14 (e)	6,245
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 06/09/14	2,000
21,700	Pima County IDA, Tucson Electric Power Co., Ivington Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.100%, 06/09/14	21,700
43,055	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	43,055

		138,060

	California — 11.1%
26,980	ABAG Finance Authority for Nonprofit Corps., Sharp HealthCare, Series D, Rev., VRDO, LOC: Citibank N.A., 0.060%, 06/09/14	26,980
	Bay Area Toll Authority, California Toll Bridge,
784	Series 2985, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/09/14 (e)	784
8,700	Series A-2, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 06/09/14	8,700
664	California Educational Facilities Authority, Series 3144, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.070%, 06/02/14 (e)	665
2,400	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/09/14	2,400
24,600	California Health Facilities Financing Authority, Catholic Healthcare, Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	24,600
6,100	California Health Facilities Financing Authority, St. Joseph Health System, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.040%, 06/09/14	6,100
30,000	California Health Facilities Financing Authority, Stanford Hospital & Clinics, Series B-1, Rev., VRDO, 0.050%, 06/09/14	30,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
1,420	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/09/14	1,420
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co.,
1,100	Series A, Rev., VRDO, LOC: Mizuho Corporate Bank, 0.060%, 06/02/14	1,100
750	Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.040%, 06/02/14	750
3,200	Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.030%, 06/02/14	3,200
2,450	California Pollution Control Financing Authority, ExxonMobil Project, Rev., VRDO, 0.040%, 06/02/14	2,450
	California Statewide Communities Development Authority,
45,000	Series 09-B-1, 0.150%, 12/01/14 (m)	45,000
35,000	Series 09-B-5, 0.150%, 02/02/15	35,000
30,000	Series 09-D, 0.190%, 06/03/14	30,000
4,785	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, LIQ: Royal Bank of Canada, 0.060%, 06/09/14	4,785
5,800	California Statewide Communities Development Authority, Health Facility, Community Hospital of Monterey Peninsula, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/09/14	5,800
	California Statewide Communities Development Authority, Kaiser Permanente,
39,100	Series B, Rev., VRDO, 0.050%, 06/09/14	39,100
80,900	Series B, Rev., VRDO, 0.060%, 06/09/14	80,900
7,850	Series L, Rev., VRDO, 0.040%, 06/09/14	7,850
93,100	Series M, Rev., VRDO, 0.040%, 06/09/14	93,100
3,650	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.070%, 06/09/14	3,650
5,100	California Statewide Communities Development Authority, PCR, Chevron U.S.A., Inc. Project, Rev., VRDO, 0.040%, 06/02/14	5,100
900	City of Hemet, Multi-Family Housing, Sunwest Retirement Village, Series A, Rev., VRDO, GNMA, LIQ: FHLMC, 0.060%, 06/09/14	900
2,850	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 03-19, Series A, VRDO, LOC: U.S. Bank N.A., 0.040%, 06/02/14 (e)	2,850
1,050	City of Irvine, Improvement Bond Act of 1915, Assessment District No. 94-13, VRDO, LOC: State Street Bank & Trust, 0.040%, 06/02/14	1,050
13,850	City of Los Angeles, Wastewater Systems, EAGLE, Series 0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.080%, 06/09/14	13,850
1,400	City of Modesto, Multi-Family Housing, Valley Oak Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.040%, 06/09/14	1,400
59,050	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	59,050
20,000	City of Torrance, GO, TRAN, 2.000%, 07/15/14	20,043
900	City of Vacaville, Multi-Family Housing, Sycamores Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	900
5,350	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Series C, Rev., VRDO, LIQ: FHLMC, 0.030%, 06/09/14	5,350
	Deutsche Bank Spears/Lifers Trust, Various States,
44,270	Series DB-287, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	44,270
1,375	Series DB-304, GO, FGIC, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	1,375
12,915	Series DB-324, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	12,915
40,860	Series DB-332, GO, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	40,860
16,600	Series DB-362, GO, AMBAC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	16,600
14,750	Series DB-363, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	14,750

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
43,770	Series DB-364, Rev., VRDO, FGIC, AGM, AMBAC, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	43,770
25,670	Series DB-382, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	25,670
12,750	Series DB-416, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	12,750
12,830	Series DB-419, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	12,830
19,825	Series DB-424, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	19,825
22,540	Series DB-429, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	22,540
15,490	Series DB-432, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	15,490
45,725	Series DB-474, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	45,725
35,080	Series DB-479, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	35,080
14,380	Series DB-600, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	14,380
13,934	Series DB-657, GO, AGC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	13,934
50,000	Series DB-1020X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	50,000
13,195	Series DBE-600, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.180%, 06/09/14 (e)	13,195
32,230	Series DBE-625, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	32,230
64,800	Series DBE-646, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	64,800
34,029	Series DBE-664, Rev., LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	34,029
8,225	Series DBE-685, Rev., VRDO, AGM-CR, AMBAC, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	8,225
71,210	Series DBE-1011, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	71,210
34,375	Series DBE-1455, GO, NATL-RE, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	34,375
	Deutsche Bank Spears/Lifers Trust, Various States, Tax Allocation,
39,455	Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	39,455
9,335	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	9,335
29,535	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	29,535
6,840	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 0037, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	6,840
2,575	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	2,575
3,800	Irvine Ranch Water District, Improvement Districts Consolidated, Series A, GO, VRDO, LOC: U.S. Bank N.A., 0.050%, 06/02/14	3,800
	Irvine Ranch Water District, Nos. 105, 140, 240 & 250, CONS, Special Assessment,
200	VRDO, LOC: Bank of New York Mellon, 0.040%, 06/02/14	200
2,100	VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/02/14	2,100
	Irvine Unified School District, Community Facilities District No. 09-1,
1,100	Series A, VRDO, LOC: U.S. Bank N.A., 0.050%, 06/02/14	1,100
5,457	Series B, VRDO, LOC: Bank of America N.A., 0.080%, 06/02/14	5,457
	Los Angeles Community College District,
10,800	Series ROCS-RR-II-R-11768, GO, VRDO, FSA-CR-FGIC, LIQ: Citibank N.A., 0.090%, 06/09/14 (e)	10,800
11,820	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.060%, 06/09/14 (e)	11,820

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	California — continued
	Los Angeles Department of Water & Power, Power System,
30,150	Series A, Subseries A-5, Rev., VRDO, 0.040%, 06/09/14	30,150
7,200	Series A, Subseries A-7, Rev., VRDO, LIQ: U.S. Bank N.A., 0.050%, 06/09/14	7,200
40,950	Series B, Subseries B-2, Rev., VRDO, 0.040%, 06/09/14	40,950
800	Los Angeles Department of Water & Power, Waterworks, Series ROCS RR II R-12322, Rev., AGM-CR, AMBAC, LIQ: Citibank N.A., 0.090%, 06/02/14 (e)	800
32,615	Los Angeles Multi-Family Housing, Fountain Park Phase II Project, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	32,615
	Metropolitan Water District of Southern California,
17,795	Series A-2, Rev., VRDO, 0.040%, 06/09/14	17,795
3,700	Series B-3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.030%, 06/02/14	3,700
	Puttable Floating Option Tax-Exempt Receipts,
55,260	Series PT-4642, GO, VRDO, LIQ: Bank of America N.A., 0.060%, 06/09/14 (e)	55,260
6,250	Series PT-4647, Rev., VRDO, LIQ: Bank of America N.A., 0.090%, 06/09/14 (e)	6,250
12,665	Series PT-4648, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 06/09/14 (e)	12,665
5,000	Sacramento County Sanitation Districts Financing Authority, Municipal Securities Trust Receipts, Series SGC-47, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.070%, 06/09/14 (e)	5,000
18,000	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.080%, 06/09/14 (e)	18,000
4,775	San Francisco City & County Airports Commission, San Francisco International Airport, Second Series, Series 36C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.030%, 06/09/14	4,775
5,270	Santa Clara County Financing Authority, Multiple Facilities Projects, Series M, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 06/09/14	5,270
274,660	State of California, Series A-2, Rev., RAN, 2.000%, 06/23/14	274,953
	State of California, Kindergarten,
23,200	Series A6, GO, VRDO, LOC: Citibank N.A., 0.040%, 06/09/14	23,200
3,000	Series B3, GO, VRDO, LOC: Citibank N.A., 0.040%, 06/02/14	3,000
33,000	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.070%, 06/09/14	33,000
	Wells Fargo Stage Trust, Various States,
18,475	Series 2008-7C, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.090%, 06/09/14 (e)	18,475
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	9,780
10,375	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	10,375

		2,001,885

	Colorado — 1.4%
	City of Colorado Springs, Utilities System Improvement,
19,925	Series A, Rev., VRDO, 0.060%, 06/09/14	19,925
45,305	Series A, Rev., VRDO, 0.060%, 06/09/14	45,305
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.130%, 06/09/14	1,000
51,500	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Rev., VRDO, 0.050%, 06/09/14	51,500
10,300	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	10,300
1,755	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.080%, 06/09/14	1,755
	Colorado Housing & Finance Authority, Single Family Mortgage,
27,010	Series A-2, Class I, Rev., VRDO, AMT, 0.070%, 06/09/14	27,010
30,410	Series B-2, Class I, Rev., VRDO, AMT, 0.070%, 06/09/14	30,410

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Colorado — continued
50,000	Series B-2, Class I, Rev., VRDO, AMT, 0.070%, 06/09/14	50,000
3,090	Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.050%, 06/09/14	3,090
15,010	County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project, Rev., VRDO, LIQ: FHLMC, 0.050%, 06/09/14	15,010

		255,305

	Connecticut — 0.5%
39,200	Capital City EDA, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	39,200
14,195	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series C-1, Rev., VRDO, 0.060%, 06/09/14	14,195
20,935	Connecticut State Housing Finance Authority, Various Housing Mortgage Finance, Series B-1, Rev., VRDO, 0.060%, 06/09/14	20,935
17,060	Wells Fargo Stage Trust, Various States, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	17,060

		91,390

	Delaware — 0.7%
13,800	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.060%, 06/09/14	13,800
28,155	County of New Castle, Multi-Family Rental Housing, Fairfield English Village Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	28,155
8,525	Delaware State Health Facilities Authority, Christiana Care Health Services, Series B, Rev., VRDO, 0.050%, 06/09/14	8,525
33,490	Delaware State Health Facilities Authority, Nemours Foundation Project, Rev., VRDO, LIQ: Bank of America N.A., 0.050%, 06/09/14	33,490
22,375	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.640%, 06/09/14	22,375
20,265	University of Delaware, Series B, Rev., VRDO, 0.090%, 06/02/14	20,265

		126,610

	District of Columbia — 1.4%
14,600	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1006, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	14,600
1,850	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/09/14	1,850
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York Mellon, 0.070%, 06/09/14	7,500
3,293	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/09/14	3,293
125,000	District of Columbia, Tax & Revenue Anticipation Notes, GO, TRAN, 2.000%, 09/30/14	125,759
15,115	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	15,115
23,611	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M020, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 06/09/14	23,611
	Metropolitan Washington Airports Authority,
34,300	Subseries C-2, Rev., VRDO, LOC: Barclays Bank plc, 0.060%, 06/09/14	34,300
19,600	Subseries D-2, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 06/09/14	19,600

		245,628

	Florida — 3.7%
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.170%, 06/09/14	11,150
	Austin Trust, Various States,
16,575	Series 2007-1025, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 06/09/14 (e)	16,575
14,900	Series 2007-1030, Rev., VRDO, LIQ: Bank of America N.A., 0.080%, 06/09/14 (e)	14,900
8,840	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.060%, 06/09/14 (e)	8,840
31,915	County of Miami-Dade, Professional Sports Franchise Facilities, Series E, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	31,915

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Florida — continued
	Deutsche Bank Spears/Lifers Trust, Various States,
5,930	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.100%, 06/09/14 (e)	5,930
38,145	Series DB-451, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	38,145
16,684	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	16,684
32,035	Series DB-471, COP, VRDO, AGM, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	32,035
28,345	Series DB-496, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	28,345
23,150	Series DB-642, Rev., VRDO, AGC, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	23,150
26,005	Series DBE-1004, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	26,005
15,755	Series DBE-1009, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	15,755
16,500	Series DE-1128X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.100%, 06/09/14 (e)	16,500
	Eclipse Funding Trust, Solar Eclipse,
8,145	Series 2006-0043, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	8,145
20,530	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	20,530
10,415	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	10,415
8,460	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	8,460
19,785	Florida Gulf Coast University Financing Corp., Housing Project, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.050%, 06/09/14	19,785
8,425	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.070%, 06/09/14	8,425
40,000	Gainesville Utility Systems, Series C, 0.160%, 08/12/14	40,000
	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group,
44,415	Series I-1, Rev., VRDO, 0.040%, 06/09/14	44,415
16,500	Series I-4, Rev., VRDO, 0.050%, 06/09/14	16,500
27,600	JEA Electric System, Series B-3, Rev., VRDO, 0.050%, 06/09/14	27,600
11,935	Miami-Dade County, Aviation, EAGLE, Class A, Rev., VRDO, BHAC-CR, AGC-ICC, XLCA, 0.090%, 06/09/14 (e)	11,935
13,375	North Broward Hospital District, Series A, Rev., VRDO, NATL-RE, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	13,375
30,900	Orange County Health Facilities Authority, The Nemours Foundation Project, Series B, Rev., VRDO, LOC: Northern Trust Co., 0.070%, 06/09/14	30,900
7,045	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	7,045
8,301	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments Project, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	8,301
22,285	Orange County Tourist Development Tax, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.060%, 06/09/14 (e)	22,285
6,070	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	6,070
73,000	Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/09/14	73,000
1,090	South Florida Water Management District, Series ROCS RR II R-12313, COP, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.090%, 06/02/14 (e)	1,090
8,000	St. Johns River Power Park, Series ROCS-RR II R-14025, Rev., LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	8,000

		672,205

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 1.6%
65,000	Bartow County Development Authority, Pollution Control, Georgia Power Co. Plant Bowen Project, Rev., VRDO, 0.130%, 06/02/14	65,000
7,860	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	7,860
10,545	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	10,545
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.070%, 06/09/14	10,735
106,710	DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., Project, Rev., VRDO, 0.100%, 06/09/14	106,710
	Eclipse Funding Trust, Solar Eclipse,
11,420	Series 2007-0072, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	11,420
15,100	Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	15,100
9,560	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., AGM, LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e) (p)	9,560
3,410	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/09/14	3,410
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.060%, 06/09/14	5,940
400	Marietta City Housing Authority, Multi-Family Housing, Concepts 21 - Delk Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	400
21,660	Municipal Electric Authority of Georgia, Project 1, Series B, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 06/09/14	21,660
24,375	Private Colleges & Universities Authority, Emory University, Series B, Subseries B-2, Rev., VRDO, 0.040%, 06/09/14	24,375

		292,715

	Hawaii — 0.1%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,665	Series 2006-0096, Rev., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	13,665
9,215	Series 2006-0123, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14	9,215

		22,880

	Idaho — 0.1%
12,500	Coeur d’Alene Tribe, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	12,500
7,765	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.060%, 06/09/14	7,765

		20,265

	Illinois — 5.1%
8,460	Austin Trust, Various States, Series 2008-3025X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.110%, 06/09/14 (e)	8,460
140,600	City of Chicago, Chicago O’Hare International Airport, Third Lien, Series C, Rev., VRDO, LOC: Citibank N.A., 0.070%, 06/09/14	140,600
61,720	City of Chicago, Midway Airport, Second Lien, Series C-2, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.080%, 06/09/14	61,720
10,380	City of Chicago, Neighborhoods Alive 21 Program, Series B, Subseries B-4, GO, VRDO, LOC: Bank of New York Mellon, 0.050%, 06/02/14	10,380
	City of Chicago, Water, Senior Lien,
18,540	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.110%, 06/09/14	18,540
9,265	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.110%, 06/09/14	9,265
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 06/09/14	4,300
10,700	Cook County, Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	10,700
1,340	County of Lake, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.160%, 06/09/14	1,340

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
9,905	County of Will, Village of Romeoville, Lewis University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/02/14	9,905
	Deutsche Bank Spears/Lifers Trust, Various States,
27,015	Series DB-288, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	27,015
11,435	Series DB-307, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	11,435
22,610	Series DB-315, GO, FGIC, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	22,610
25,060	Series DB-365, GO, AGM, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	25,060
10,775	Series DB-368, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.100%, 06/09/14 (e)	10,775
18,310	Series DB-393, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	18,310
10,235	Series DB-410, GO, FGIC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	10,235
60,560	Series DB-476, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	60,560
18,950	Series DB-483, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	18,950
50,650	Series DB-601, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	50,650
27,961	Series DB-623, Rev., NATL-RE, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	27,961
21,596	Series DBE-653, GO, NATL-RE-IBC, FGIC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	21,596
19,505	Series DBE-1001, Rev., VRDO, GNMA COLL, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	19,505
10,000	Illinois Development Finance Authority, Residential Rental, F.C. Harris Pavilion Project, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	10,000
3,000	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.070%, 06/09/14	3,000
40,400	Illinois Finance Authority, Chicago Symphony Orchestra, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	40,400
21,400	Illinois Finance Authority, Edward Hospital Obligated Group, Series A, Rev., VRDO, LOC: BMO Harris Bank N.A., 0.050%, 06/09/14	21,400
3,000	Illinois Finance Authority, Evanston Northwestern University, Series C, Rev., VRDO, 0.060%, 06/02/14	3,000
	Illinois Finance Authority, University of Chicago,
39,736	Rev., VRDO, 0.060%, 06/09/14	39,736
23,853	Series B, Rev., VRDO, 0.050%, 06/09/14	23,853
11,450	Illinois Finance Authority, University of Chicago Medical Centre, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/02/14	11,450
	Illinois Housing Development Authority, Homeowner Mortgage,
10,675	Series A-3, Rev., VRDO, AMT, 0.070%, 06/09/14	10,675
7,500	Series C-3, Rev., VRDO, AMT, 0.060%, 06/09/14	7,500
	Illinois State Toll Highway Authority, Toll Highway,
30,000	Series A-1B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.040%, 06/09/14	30,000
51,400	Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.040%, 06/09/14	51,400
21,200	Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.050%, 06/09/14	21,200
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 06/09/14 (e)	13,635
17,705	Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.230%, 06/09/14 (e)	17,705
8,205	Regional Transportation Authority, Series SGC-55, Class A, Rev., VRDO, FGIC, LIQ: Societe Generale, LOC: Societe Generale, 0.080%, 06/09/14 (e)	8,205

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Illinois — continued
3,615	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.070%, 06/02/14	3,615

		916,646

	Indiana — 2.2%
31,020	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-355, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	31,020
9,340	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	9,340
13,410	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	13,410
25,425	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	25,425
12,730	Indiana Finance Authority, Environmental, Duke Energy Indiana, Inc. Project, Series A-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/02/14	12,730
36,000	Indiana Finance Authority, Midwestern Disaster Relief, Ohio Electric Corp. Project, Series B, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.050%, 06/09/14	36,000
	Indiana Finance Authority, Parkview Health System,
69,335	Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 06/09/14	69,335
29,100	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	29,100
30,425	Indiana Finance Authority, University Health, Series E, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	30,425
	Indiana Health Facility Financing Authority, Ascension Health,
37,600	Series A-2, Rev., VRDO, 0.060%, 06/09/14	37,600
54,780	Series E-6, Rev., VRDO, 0.060%, 06/09/14	54,780
10,010	Puttable Floating Option Tax-Exempt Receipts, Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.060%, 06/09/14	10,010
19,610	St. Joseph County Industrial Educational Facilities, University of Notre Dame du Lac Project, Rev., VRDO, 0.030%, 06/09/14	19,610
19,405	Wells Fargo Stage Trust, Various States, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	19,405

		398,190

	Iowa — 0.2%
18,150	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14	18,150
9,385	Iowa Finance Authority, Single Family Mortgage, Series C, Rev., VRDO, AMT, GNMA/FNMA, 0.070%, 06/09/14	9,385

		27,535

	Kansas — 0.6%
14,000	Kansas Development Finance Authority, KU Health System, Series J, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	14,000
	Kansas State Department of Transportation Highway,
34,840	Series B-3, Rev., VRDO, 0.050%, 06/09/14	34,840
30,315	Series C-2, Rev., VRDO, 0.060%, 06/09/14	30,315
19,720	Olathe Health Facilities, Olathe Medical Center, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.120%, 06/02/14	19,720
18,290	University of Kansas Hospital Authority, KU Health System, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	18,290

		117,165

	Kentucky — 0.8%
5,870	City of Jeffersontown, Kentucky League of Cities Funding Trust Lease Program, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/09/14	5,870
69,955	Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group, Series B-3, Rev., VRDO, LOC: Branch Banking & Trust, 0.050%, 06/09/14	69,955
21,000	Kentucky Housing Corp., Series M, Rev., VRDO, AMT, FNMA, 0.070%, 06/09/14	21,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kentucky — continued
8,000	Louisville & Jefferson County, Metropolitan Government Norton Healthcare, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 06/09/14	8,000
45,000	Louisville & Jefferson County, Metropolitan Sewer & Drain District, GO, BAN, 2.000%, 11/26/14	45,354

		150,179

	Louisiana — 0.7%
18,560	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1012, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	18,560
14,500	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Rev., VRDO, 0.060%, 06/02/14	14,500
	East Baton Rouge Parish, PCR, Exxon Project,
1,735	Rev., VRDO, 0.050%, 06/02/14	1,735
9,450	Rev., VRDO, 0.060%, 06/02/14	9,450
	Eclipse Funding Trust, Solar Eclipse,
19,330	Series 2007-0059, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/02/14 (e)	19,330
17,710	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14	17,710
19,760	Parish of St. John the Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 06/09/14 (e)	19,760
	State of Louisiana, Gas & Fuels Tax,
10,000	Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.060%, 06/09/14 (e)	10,000
7,240	Series ROCS-RR-II-R-11899, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 06/09/14 (e)	7,240

		118,285

	Maryland — 1.7%
	County of Montgomery,
33,000	Series A, 0.080%, 06/02/14	33,000
55,000	Series A, 0.090%, 06/03/14	55,000
36,605	Series B, 0.100%, 07/01/14	36,605
3,335	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	3,335
15,200	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments, Series E, Rev., VRDO, 0.040%, 06/09/14	15,200
6,400	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	6,400
11,700	Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	11,700
	Maryland Community Development Administration, Department of Housing & Community Development, Residential,
1,000	Series I, Rev., VRDO, AMT, 0.080%, 06/09/14	1,000
58,800	Series J, Rev., VRDO, AMT, 0.070%, 06/09/14	58,800
	Maryland Health & Higher Educational Facilities Authority,
33,085	Series B, 0.090%, 06/03/14	33,085
6,750	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/02/14	6,750
4,839	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/09/14	4,839
17,195	Maryland Stadium Authority, Sports Facilities, Football Stadium Issue, Rev., VRDO, 0.060%, 06/09/14	17,195
2,000	Montgomery County Housing Opportunities Commission, Oakfield Apartments, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.060%, 06/09/14	2,000
21,000	Wells Fargo Stage Trust, Various States, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.090%, 06/09/14 (e)	21,000

		305,909

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Massachusetts — 0.9%
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,785	Series 2007-0010, Rev., LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	13,785
30,570	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	30,570
2,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.150%, 06/09/14	2,800
10,600	Massachusetts Health & Educational Facilities Authority, Series ROCS-RR-II-R-10390, Rev., LIQ: Citibank N.A., 0.080%, 06/02/14 (e)	10,600
7,300	Massachusetts Health & Educational Facilities Authority, Amherst College, Series J-2, Rev., VRDO, 0.050%, 06/02/14	7,300
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
29,135	Series M-2, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	29,135
4,100	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	4,100
19,975	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Issue, Series A-1, Rev., VRDO, 0.050%, 06/02/14	19,975
29,730	Massachusetts Health & Educational Facilities Authority, Tufts University Issue, Series N-1, Rev., VRDO, 0.050%, 06/02/14	29,730
22,000	Massachusetts Water Resources Authority, Series A-3, Rev., VRDO, 0.060%, 06/09/14	22,000

		169,995

	Michigan — 2.7%
15,850	Michigan Finance Authority, CHE Trinity Health Credit Group, 0.000, 09/02/14	15,850
17,850	Michigan Finance Authority, Hospital, CHE Trinity Health Credit Group, Series MI-1, Rev., VRDO, 0.100%, 06/02/14	17,850
20,000	Michigan Finance Authority, Student Loans, Series 22-A, Rev., VRDO, LOC: State Street Bank & Trust, 0.060%, 06/09/14	20,000
11,755	Michigan Finance Authority, Unemployment Obligation Assessment, Series C, Rev., VRDO, LOC: Citibank N.A., 0.070%, 06/09/14	11,755
	Michigan State Housing Development Authority, Rental Housing,
40,320	Series A, Rev., VRDO, AMT, LOC: Barclays Bank plc, 0.070%, 06/09/14	40,320
40,390	Series A, Rev., VRDO, AMT, 0.070%, 06/09/14	40,390
28,375	Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.080%, 06/02/14	28,375
	Michigan State Housing Development Authority, Single-Family Mortgage,
6,255	Series C, Rev., VRDO, LIQ: Barclays Bank plc, 0.050%, 06/09/14	6,255
12,700	Series D-1, Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.070%, 06/09/14	12,700
93,500	Series E, Rev., VRDO, AMT, LIQ: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.070%, 06/09/14	93,500
5,580	Puttable Floating Option Tax-Exempt Receipts, Series PT-4700, Rev., VRDO, LIQ: Bank of America N.A., 0.060%, 06/09/14 (e)	5,580
55,895	RBC Municipal Products, Inc. Trust, Floater Certificates, Series L-32, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/09/14 (e)	55,895
	RBC Municipal Products, Inc. Trust, Various States,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/09/14 (e)	48,745
31,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.100%, 06/09/14 (e)	31,295
	University of Michigan,
23,575	Series B, Rev., VRDO, 0.030%, 06/09/14	23,575
27,010	Series B, 0.080%, 06/02/14	27,010

		479,095

	Minnesota — 1.9%
29,400	County of Hennepin, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.060%, 06/09/14	29,400
10,300	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	10,300

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Minnesota — continued
37,990	Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System, Series C-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	37,990
	Minnesota Housing Finance Agency, Residential Housing,
9,900	Series B, Rev., VRDO, AMT, 0.070%, 06/09/14	9,900
4,400	Series C, Rev., VRDO, AMT, 0.070%, 06/09/14	4,400
20,000	Series C, Rev., VRDO, AMT, 0.070%, 06/09/14	20,000
16,855	Series G, Rev., VRDO, AMT, 0.070%, 06/09/14	16,855
12,925	Series J, Rev., VRDO, AMT, 0.070%, 06/09/14	12,925
21,675	Minnesota Housing Finance Agency, Residential Housing Finance, Series C, Rev., VRDO, AMT, 0.060%, 06/09/14	21,675
	Minnesota Office of Higher Education, Supplemental Student Loan Program,
10,800	Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.070%, 06/09/14	10,800
45,000	Series B, Rev., VRDO, LOC: Royal Bank of Canada, 0.070%, 06/09/14	45,000
24,990	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 06/09/14 (e)	24,990
	Rochester Health Care Facilities,
75,000	0.090%, 06/03/14	75,000
21,400	Series A, 0.090%, 06/17/14	21,400

		340,635

	Mississippi — 1.5%
23,690	County of Jackson, Pollution Control, Chevron U.S.A. Inc. Project, Rev., VRDO, 0.060%, 06/02/14	23,690
	Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron U.S.A., Inc. Project,
30,400	Series A, Rev., VRDO, 0.050%, 06/09/14	30,400
9,200	Series A, Rev., VRDO, 0.060%, 06/02/14	9,200
2,165	Series C, Rev., VRDO, 0.060%, 06/02/14	2,165
16,400	Series C, Rev., VRDO, 0.060%, 06/02/14	16,400
14,820	Series C, Rev., VRDO, 0.060%, 06/02/14	14,820
40,000	Series D, Rev., VRDO, 0.040%, 06/09/14	40,000
9,000	Series D, Rev., VRDO, 0.060%, 06/02/14	9,000
8,050	Series F, Rev., VRDO, 0.050%, 06/09/14	8,050
4,100	Series F, Rev., VRDO, 0.060%, 06/02/14	4,100
11,420	Series G, Rev., VRDO, 0.060%, 06/02/14	11,420
21,280	Series G, Rev., VRDO, 0.060%, 06/02/14	21,280
7,300	Series G, Rev., VRDO, 0.060%, 06/02/14	7,300
37,735	Series I, Rev., VRDO, 0.060%, 06/02/14	37,735
26,400	Series J, Rev., VRDO, 0.060%, 06/02/14	26,400
12,220	Mississippi Hospital Equipment & Facilities Authority, Rev., VRDO, 0.070%, 06/09/14	12,220

		274,180

	Missouri — 1.3%
59,075	City of Kansas, Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.070%, 06/09/14	59,075
11,715	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	11,715
1,175	Kansas City IDA, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/09/14	1,175
	Missouri Development Finance Board,
33,459	Series 05-A, 0.090%, 06/12/14	33,459
24,098	Series 06-A, 0.090%, 06/12/14	24,098
23,080	Series 08-A, 0.090%, 06/12/14	23,080
33,005	Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project, Series A, Rev., VRDO, 0.070%, 06/02/14	33,005
20,000	Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care, Series G, Rev., VRDO, 0.060%, 06/09/14	20,000
13,495	Missouri State Health & Educational Facilities Authority, State Louis University, Series B-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/02/14	13,495

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — continued
9,900	Missouri State Health & Educational Facilities Authority, Washington University, Series C, Rev., VRDO, 0.060%, 06/02/14	9,900

		229,002

	Nebraska — 0.3%
23,025	Eclipse Funding Trust, Solar Eclipse, Lincoln, Series 2007-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	23,025
18,585	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	18,585
17,995	Nebraska Public Power District, EAGLE, Series 2007-0013, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 06/09/14	17,995

		59,605

	Nevada — 1.6%
30,375	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.050%, 06/09/14	30,375
30,380	Clark County School District, Series PZ-174, GO, VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.080%, 06/09/14 (e)	30,380
12,720	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	12,720
19,970	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	19,970
134,000	Las Vegas Valley Water District, Series B, 0.090%, 06/02/14	134,000
	Nevada Housing Division, Multi-Unit Housing,
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/09/14	8,750
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.210%, 06/09/14	10,900
2,985	Series M, Rev., LOC: U.S. Bank N.A., 0.090%, 06/09/14	2,985
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	12,710

		284,070

	New Hampshire — 0.2%
13,200	New Hampshire Health & Education Facilities Authority, Dartmouth College, Series B, Rev., VRDO, 0.030%, 06/02/14	13,200
12,215	New Hampshire Housing Finance Authority, Multi-Family Housing, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.110%, 06/09/14 (e)	12,215
10,900	New Hampshire State Business Finance Authority, Mark H. Wentworth Home Issue, Rev., VRDO, LOC: TD Banknorth N.A., 0.050%, 06/09/14	10,900

		36,315

	New Jersey — 5.0%
76,525	County of Middlesex, Township of Woodbridge, GO, BAN, 1.500%, 08/22/14 (w)	76,723
	Deutsche Bank Spears/Lifers Trust, Various States,
37,175	Series DB-297, Rev., NATL-RE, FGIC, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	37,175
37,285	Series DB-339, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.120%, 06/09/14 (e)	37,285
92,985	Series DB-447, Rev., AGM, AMBAC, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	92,985
46,160	Series DB-624, Rev., AGM, LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	46,160
16,250	Series DBE-1138X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	16,250
13,495	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	13,495
36,000	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series 5, Rev., VRDO, AMT, LOC: Citibank N.A., 0.090%, 06/09/14	36,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — continued
	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing,
17,650	Series I, Rev., VRDO, AMT, 0.060%, 06/09/14	17,650
17,200	Series R, Rev., VRDO, 0.060%, 06/09/14	17,200
507,000	State of New Jersey, Fiscal Year 2014, Series C, Rev., TRAN, 2.000%, 06/26/14	507,576

		898,499

	New York — 17.5%
	Austin Trust, Various States,
15,980	Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.130%, 06/09/14 (e)	15,980
15,260	Series 2008-1198, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 06/09/14 (e)	15,260
11,250	Series 2008-1199, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.080%, 06/09/14 (e)	11,250
15,745	BB&T Municipal Trust, Various States, Rev., VRDO, LIQ: Branch Banking & Trust, 0.060%, 06/09/14	15,745
39,800	City of New York, Subseries G-4, GO, VRDO, LIQ: Barclays Bank plc, 0.050%, 06/09/14	39,800
8,750	City of New York, Fiscal Year 1994, Series A, Subseries A-6, GO, VRDO, LOC: Helaba, 0.070%, 06/09/14	8,750
	City of New York, Fiscal Year 1995,
30,200	Series B, Subseries B-4, GO, VRDO, 0.090%, 06/09/14	30,200
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 06/09/14	11,500
	City of New York, Fiscal Year 2004,
17,850	Series A, Subseries A-3, GO, VRDO, LOC: Morgan Stanley Bank, 0.060%, 06/09/14	17,850
11,000	Series A, Subseries A-4, GO, VRDO, LOC: BMO Harris Bank N.A., 0.070%, 06/09/14	11,000
	City of New York, Fiscal Year 2006,
22,770	Series E, Subseries E-3, GO, VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	22,770
21,700	Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/09/14	21,700
	City of New York, Fiscal Year 2008,
62,040	Series J, Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.080%, 06/02/14	62,040
1,550	Series L, Subseries L-3, GO, VRDO, 0.070%, 06/02/14	1,550
2,300	Series L, Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.060%, 06/02/14	2,300
	City of New York, Fiscal Year 2012,
3,200	Series A, Subseries A-5, GO, VRDO, 0.050%, 06/02/14	3,200
112,600	Series G, Subseries G-3, GO, VRDO, LOC: Citibank N.A., 0.060%, 06/09/14	112,600
19,100	Series G, Subseries G-5, GO, VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/02/14	19,100
3,550	Series G, Subseries G-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.060%, 06/02/14	3,550
12,750	City of New York, Fiscal Year 2013, Series A, Subseries A-4, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.050%, 06/09/14	12,750
53,850	City of New York, Fiscal Year 2014, Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank N.A., 0.060%, 06/02/14	53,850
70,979	County of Broome, GO, BAN, 1.500%, 05/07/15	71,729
49,000	County of Suffolk, Sachem Central School District, GO, TAN, 1.000%, 06/27/14	49,026
	Deutsche Bank Spears/Lifers Trust, Various States,
31,170	Series DB, Rev., VRDO, LIQ: Deutsche Bank AG, 0.070%, 06/09/14 (e)	31,170
31,720	Series DB-1033X, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	31,720
26,010	Eagle Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.110%, 06/09/14 (e)	26,010
	Eclipse Funding Trust, Solar Eclipse, New York,
14,900	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	14,900
20,455	Series 2006-0159, Rev., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	20,455

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
15,395	Federal Home Loan Mortgage Corp., Multi-Family Housing, Series M024, Class A, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/09/14	15,395
138,500	Metropolitan Transportation Authority, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	138,500
16,315	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Subseries A-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 06/09/14	16,315
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.070%, 06/09/14	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.070%, 06/09/14	19,050
6,750	Nassau County Health Care Corp., Subseries B-2, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 06/09/14	6,750
79,160	Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Rev., VRDO, 0.060%, 06/09/14	79,160
	New York City,
6,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.070%, 06/02/14	6,950
100	Subseries H-1, GO, VRDO, LOC: Bank of New York Mellon, 0.060%, 06/02/14	100
1,325	Subseries H-4, GO, VRDO, LOC: Bank of New York Mellon, 0.060%, 06/02/14	1,325
8,750	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	8,750
	New York City Housing Development Corp., Multi-Family Housing,
8,410	Series B-4, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.040%, 06/09/14	8,410
9,520	Series E-3, Rev., VRDO, 0.060%, 06/09/14	9,520
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	4,760
37,900	New York City Housing Development Corp., Multi-Family Mortgage, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/09/14	37,900
2,800	New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.040%, 06/09/14	2,800
7,255	New York City Housing Development Corp., Multi-Family Mortgage, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	7,255
44,710	New York City Housing Development Corp., Multi-Family Mortgage, 50th Avenue Development, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 06/09/14	44,710
13,600	New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	13,600
8,475	New York City Housing Development Corp., Multi-Family Mortgage, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.060%, 06/09/14	8,475
13,400	New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.040%, 06/09/14	13,400
12,300	New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	12,300
41,935	New York City Housing Development Corp., Multi-Family Rental Housing, Related-Sierra Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	41,935
27,800	New York City Housing Development Corp., Multi-Family Rental Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	27,800

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
2,930	New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	2,930
	New York City Municipal Water Finance Authority, Water & Sewer System,
50,510	Subseries B-1, Rev., VRDO, 0.060%, 06/02/14	50,510
26,600	Subseries B-3, Rev., VRDO, 0.070%, 06/02/14	26,600
42,735	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2001, Series F-1, Rev., VRDO, 0.080%, 06/02/14	42,735
5,850	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series B, Subseries B-4, Rev., VRDO, 0.060%, 06/02/14	5,850
86,850	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series BB, Rev., VRDO, 0.040%, 06/09/14	86,850
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2006,
21,200	Series AA, Subseries AA-1, Rev., VRDO, 0.060%, 06/02/14	21,200
45,050	Series AA, Subseries AA-2, Rev., VRDO, 0.050%, 06/09/14	45,050
7,250	Subseries AA-1A, Rev., VRDO, 0.070%, 06/02/14	7,250
5,900	Subseries AA-1B, Rev., VRDO, 0.070%, 06/02/14	5,900
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2007,
22,200	Series CC, Subseries CC-1, Rev., VRDO, 0.060%, 06/02/14	22,200
27,185	Series CC, Subseries CC-2, Rev., VRDO, 0.080%, 06/02/14	27,185
28,600	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, 0.070%, 06/02/14	28,600
18,110	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011, Series DD, Subseries DD-1, Rev., VRDO, 0.060%, 06/02/14	18,110
	New York City Transitional Finance Authority,
14,865	Series 2, Subseries 2F, Rev., VRDO, LIQ: Bayerische Landesbank, 0.090%, 06/02/14	14,865
51,900	Series A, Subseries A-1, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 06/09/14	51,900
12,760	Series ROCS-RR-II-R-12054, Class R, Rev., FSA-CR, FGIC, LIQ: Citibank N.A., 0.080%, 06/09/14	12,760
	New York City Transitional Finance Authority, EAGLE,
48,260	Series 2007-0004, Class A, Rev., VRDO, FSA-CR, FGIC, LIQ: Citibank N.A., 0.080%, 06/09/14	48,260
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.070%, 06/09/14	36,060
47,695	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003, Subseries A-4, Rev., VRDO, 0.060%, 06/02/14	47,695
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013,
1,400	Series A, Subseries A-5, Rev., VRDO, 0.060%, 06/02/14	1,400
16,350	Series A, Subseries A-6, Rev., VRDO, 0.070%, 06/02/14	16,350
38,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014, Subseries D-4, Rev., VRDO, 0.060%, 06/02/14	38,000
	New York City Transitional Finance Authority, New York City Recovery,
2,360	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	2,360
19,285	Series 3, Subseries 3-E, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.090%, 06/02/14	19,285
750	Series 3, Subseries 3-H, Rev., VRDO, 0.060%, 06/02/14	750
3,160	New York Liberty Development Corp., Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.120%, 06/09/14 (e)	3,160
	New York State Dormitory Authority,
7,400	Series ROCS-RR II R-14018, Rev., LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	7,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
6,400	Series ROCS-RR-II-R-12121, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 06/09/14	6,400
	New York State Dormitory Authority, City University System, CONS Fifth General Resolution,
49,900	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	49,900
45,600	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.040%, 06/09/14	45,600
7,450	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.040%, 06/09/14	7,450
69,525	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.080%, 06/09/14	69,525
500	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	500
17,050	New York State Dormitory Authority, Rochester University, Series B-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	17,050
100,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	100,490
22,600	New York State Energy Research & Development Authority, Subseries A-4, Rev., VRDO, LOC: Scotiabank, 0.060%, 06/09/14	22,600
	New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project,
19,920	Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.050%, 06/09/14	19,920
10,000	Series C, Subseries C-2, Rev., VRDO, AMT, LOC: Mizuho Bank Ltd., 0.060%, 06/09/14	10,000
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	1,800
38,800	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: FHLMC, 0.050%, 06/09/14	38,800
50	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: FHLMC, 0.050%, 06/09/14	50
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	2,755
8,000	New York State Housing Finance Agency, 101 West End Avenue, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	8,000
47,155	New York State Housing Finance Agency, 111 Nassau Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/02/14	47,155
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	4,100
24,100	New York State Housing Finance Agency, 160 West 62nd Street, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	24,100
51,100	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	51,100
4,200	New York State Housing Finance Agency, 240 East 39th Street, Series A, Rev., VRDO, LOC: FNMA, 0.070%, 06/09/14	4,200
23,600	New York State Housing Finance Agency, 250 West 93rd Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.100%, 06/09/14	23,600
31,215	New York State Housing Finance Agency, 320 West 38th Street Housing, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	31,215
7,200	New York State Housing Finance Agency, 345 East 94th Street, Series A, Rev., VRDO, LIQ: FHLMC, 0.070%, 06/09/14	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	3,200
29,395	New York State Housing Finance Agency, 42nd and 10th Housing, Series A, Rev., VRDO, AMT, LIQ: FHLMC, 0.060%, 06/09/14	29,395
50,000	New York State Housing Finance Agency, 88 Leonard Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	50,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
9,550	New York State Housing Finance Agency, Chelsea Arms, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	9,550
3,900	New York State Housing Finance Agency, Clinton Park Phase II, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	3,900
7,400	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	7,400
35,900	New York State Housing Finance Agency, Gotham West Housing, Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	35,900
18,250	New York State Housing Finance Agency, Helena, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	18,250
28,550	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	28,550
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	7,050
27,000	New York State Housing Finance Agency, Related 205 East 92nd Street Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.040%, 06/09/14	27,000
16,550	New York State Housing Finance Agency, Riverside Center 2 Housing, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	16,550
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.070%, 06/09/14	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.050%, 06/09/14	11,300
50,065	New York State Housing Finance Agency, Tribeca Green, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.070%, 06/09/14	50,065
4,850	New York State Housing Finance Agency, Union Square South, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	4,850
10,000	New York State Housing Finance Agency, Victory, Series A, Rev., VRDO, LIQ: FHLMC, 0.050%, 06/09/14	10,000
2,100	New York State Housing Finance Agency, West 23rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	2,100
23,850	New York State Housing Finance Agency, West 30th Street, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	23,850
51,400	New York State Housing Finance Agency, West 30th Street Housing, Series A-1, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	51,400
7,700	New York State Housing Finance Agency, West 33rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	100
3,400	New York State Housing Finance Agency, Worth Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.050%, 06/09/14	3,400
18,275	New York State Urban Development Corp., Series ROCS-RR-II-R-12321, Rev., LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	18,275
51,230	Onondaga County Trust Cultural Resources, Syracuse University Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.050%, 06/09/14	51,230
11,250	Puttable Floating Option Tax-Exempt Receipts, Series PT-4704, Rev., VRDO, LIQ: Bank of America N.A., 0.130%, 06/09/14 (e)	11,250
24,592	Schuyler & Chemung Counties, Watkins Glen Central School District, GO, BAN, 1.250%, 08/05/14	24,631
	Triborough Bridge & Tunnel Authority,
1,850	Series A-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.070%, 06/02/14	1,850
38,600	Series F, Rev., VRDO, 0.090%, 06/02/14	38,600
7,580	Subseries B-3, Rev., VRDO, 0.080%, 06/09/14	7,580

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New York — continued
	Triborough Bridge & Tunnel Authority, MTA Bridges and Tunnels,
1,000	Series B, Subseries B-3, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/02/14	1,000
6,930	Subseries B-2C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/02/14	6,930
17,890	Wells Fargo Stage Trust, Various States, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	17,890

		3,157,366

	North Carolina — 3.9%
27,580	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.060%, 06/09/14	27,580
88,575	City of Charlotte, 2003 Governmental Facilities Projects, Series G, COP, VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 06/09/14	88,575
	City of Charlotte, Charlotte Douglas International Airport,
18,660	Rev., VRDO, LOC: Bank of America N.A., 0.040%, 06/09/14	18,660
14,275	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 06/09/14	14,275
6,820	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.060%, 06/09/14	6,820
	City of Raleigh, Downtown Improvement Projects,
17,000	Series A, COP, VRDO, 0.060%, 06/09/14	17,000
98,270	Series B-1, COP, VRDO, 0.060%, 06/09/14	98,270
35,645	City of Raleigh, Enterprise Systems, Series A, Rev., VRDO, 0.060%, 06/09/14	35,645
27,375	County of Mecklenburg, Series D, GO, VRDO, 0.160%, 12/26/14 (i)	27,375
	County of Wake,
25,000	Series A, GO, VRDO, 0.050%, 06/09/14	25,000
30,000	Series B, GO, VRDO, 0.050%, 06/09/14	30,000
16,215	Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	16,215
11,380	North Carolina Capital Facilities Finance Agency, Charlotte Country Day School, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	11,380
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.060%, 06/09/14	48,000
16,860	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	16,860
10,490	North Carolina Educational Facilities Finance Agency, Davidson College, Series B, Rev., VRDO, 0.060%, 06/09/14	10,490
24,175	North Carolina Medical Care Commission, Rev., VRDO, 0.030%, 06/09/14	24,175
25,000	North Carolina Medical Care Commission, Moses Cone Health System, Series A, Rev., VRDO, 0.060%, 06/09/14	25,000
34,600	North Carolina State University at Raleigh, Board of Governors, Series B, Rev., VRDO, 0.060%, 06/09/14	34,600
28,915	Piedmont Triad Airport Authority, Series A, Rev., VRDO, LOC: Branch Banking & Trust, 0.060%, 06/09/14	28,915
	University of North Carolina, University Hospital at Chapel Hill,
9,200	Series A, Rev., VRDO, 0.060%, 06/09/14	9,200
29,585	Series A, Rev., VRDO, 0.070%, 06/02/14	29,585
21,935	Series B, Rev., VRDO, 0.050%, 06/09/14	21,935
39,825	Series B, Rev., VRDO, 0.070%, 06/02/14	39,825

		705,380

	Ohio — 1.0%
29,685	County of Allen, Hospital Facilities, Catholic Healthcare Partners, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/02/14	29,685
700	County of Franklin, Hospital, Holy Cross Health System, Rev., VRDO, 0.040%, 06/09/14	700
17,257	Deutsche Bank Spears/Lifers Trust, Various States, Series DB-327, Rev., AMBAC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	17,257
11,425	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	11,425

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Ohio — continued
5,495	Montgomery County, Miami Valley Hospital, Series C, Rev., VRDO, 0.050%, 06/02/14	5,495
	Ohio State University,
38,100	Rev., VRDO, 0.030%, 06/09/14	38,100
500	Rev., VRDO, 0.050%, 06/09/14	500
8,935	State of Ohio, Higher Educational Facility Commission, Cleveland Clinic Health System, Series B, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.050%, 06/02/14	8,935
	State of Ohio, Infrastructure Improvement,
14,645	Series A, GO, VRDO, 0.040%, 06/09/14	14,645
50,675	Series B, GO, VRDO, 0.040%, 06/09/14	50,675

		177,417

	Oklahoma — 0.4%
	Oklahoma State Capital Improvement Authority, Higher Education,
18,355	Series D1, Rev., VRDO, 0.090%, 06/02/14	18,355
17,045	Series D2, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	17,045
19,700	Series D3, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	19,700
3,425	Series D4, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/02/14	3,425
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	10,490

		69,015

	Oregon — 0.3%
15,450	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/09/14	15,450
6,290	Oregon State Housing & Community Services Department, Housing Development, Covenant Retirement - Irvington Village Housing Development, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.090%, 06/09/14	6,290
2,100	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.070%, 06/02/14	2,100
5,100	Port of Portland, Portland Bulk Terminal LLC Project, Rev., VRDO, LOC: Canadian Imperial Bank, 0.060%, 06/09/14	5,100
7,800	Portland City Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment Project, Series 2005, Rev., VRDO, AMT, LIQ: FHLMC, 0.060%, 06/09/14	7,800
15,235	Yamhill County Hospital Authority, Friendsview Retirement Community, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	15,235

		51,975

	Pennsylvania — 2.4%
13,455	Allegheny County IDA, Health Care Facilities, Longwood Oakmont, Inc., Rev., VRDO, LOC: PNC Bank N.A., 0.060%, 06/02/14	13,455
	Bucks County IDA, Grand View Hospital,
12,100	Series A, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	12,100
7,700	Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.050%, 06/09/14	7,700
20,230	Butler County General Authority, Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 0.070%, 06/09/14 (e)	20,230
23,700	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Royal Bank of Canada, 0.050%, 06/09/14	23,700
20,300	Dallastown Area School District, GO, 1.250%, 06/28/14	20,464
33,450	Delaware River Port Authority, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.040%, 06/09/14	33,450
17,155	Delaware Valley Regional Financial Authority, Class A, Rev., VRDO, LIQ: Societe Generale, 0.070%, 06/09/14 (e)	17,155
	Deutsche Bank Spears/Lifers Trust, Various States,
11,850	Series DB-247, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 06/09/14 (e)	11,850
13,235	Series DB-325, GO, FGIC, LIQ: Deutsche Bank AG, 0.140%, 06/09/14 (e)	13,235
30,280	Series DB-340, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.100%, 06/09/14 (e)	30,280
34,760	Series DB-469, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.130%, 06/09/14 (e)	34,760

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — continued
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,810	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	4,810
2,405	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.050%, 06/09/14	2,405
17,080	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.060%, 06/09/14	17,080
44,500	Pennsylvania Economic Development Financing Authority, PSEG Power LLC Project, Rev., VRDO, LOC: TD Bank N.A., 0.060%, 06/09/14	44,500
22,645	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 85C, Rev., VRDO, AMT, 0.080%, 06/09/14	22,645
29,705	Philadelphia Redevelopment Authority, Series DB-134, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	29,705
20,000	Pittsburgh Water & Sewer Authority, Rev., VRDO, LOC: Royal Bank of Canada, 0.050%, 06/09/14	20,000
	RBC Municipal Products, Inc. Trust, Floater Certificates,
28,600	Series E-16, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 06/09/14 (e)	28,600
20,000	Series E-36, Rev., LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.060%, 06/09/14 (e)	20,000

		428,124

	Rhode Island — 0.3%
13,765	Narragansett Bay Commission, Wastewater System, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.050%, 06/09/14	13,765
1,870	Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island, Rev., VRDO, LOC: Bank of America N.A., 0.220%, 06/09/14	1,870
6,650	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	6,650
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.090%, 06/09/14	7,000
22,840	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, LIQ: FHLMC, 0.090%, 06/09/14	22,840
450	Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project, Rev., VRDO, 0.060%, 06/02/14	450

		52,575

	South Carolina — 0.4%
8,430	City of Columbia, Waterworks & Sewer System, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	8,430
9,370	City of North Charleston, Public Facilities Convention, Series 2005, COP, VRDO, LOC: Bank of America N.A., 0.070%, 06/09/14	9,370
30,345	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	30,345
600	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.160%, 06/09/14	600
2,075	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/09/14	2,075
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006-0007, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.070%, 06/09/14	10,000
9,600	Town of Mount Pleasant, Waterworks and Sewer System, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	9,600

		70,420

	South Dakota — 0.2%
13,210	Deutsche Bank Spears/Lifers Trust, Various States, Series DBE-1018, Rev., VRDO, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	13,210
	South Dakota Housing Development Authority, Home Ownership Mortgage,
19,200	Series C-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.140%, 06/09/14	19,200
12,900	Series C-2, Rev., VRDO, 0.100%, 06/09/14	12,900

		45,310

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Tennessee — 0.6%
37,560	Chattanooga Health, Educational & Housing Facility Board, Catholic Health Initiatives, Series C, Rev., VRDO, 0.050%, 06/09/14	37,560
50,000	County of Shelby, Public Improvement & School, Series B, GO, VRDO, 0.060%, 06/09/14	50,000
14,675	Memphis City Health, Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.060%, 06/09/14	14,675
3,935	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/09/14	3,935

		106,170

	Texas — 10.7%
9,335	Austin Trust, Various States, Series 2008-3315, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.110%, 06/09/14 (e)	9,335
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.070%, 06/09/14	9,100
49,920	City of Austin, Travis and Williamson Counties, Water & Wastewater System, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.050%, 06/09/14	49,920
	County of Harris,
30,000	Series A, Rev., VRDO, LIQ: Citibank N.A., 0.070%, 06/09/14 (e)	30,000
190,903	Series C, 0.100%, 07/01/14	190,903
24,225	Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.080%, 06/09/14	24,225
48,065	Crawford Education Facilities Corp., Education, Houston Baptist University Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14	48,065
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.060%, 06/09/14	5,000
	Deutsche Bank Spears/Lifers Trust, Various States,
13,520	Series DB-292, Rev., LIQ: Deutsche Bank AG, 0.080%, 06/09/14 (e)	13,520
24,810	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	24,810
30,600	Series DB-513, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	30,600
64,150	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	64,150
22,215	Series DB-597, GO, VRDO, PSF-GTD, LIQ: Deutsche Bank AG, 0.090%, 06/09/14 (e)	22,215
40,700	Series DB-602, Rev., VRDO, LIQ: Deutsche Bank AG, 0.080%, 06/09/14	40,700
100,650	Series DB-620, Rev., AGC, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	100,650
27,680	Series DBE-526, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.110%, 06/09/14 (e)	27,680
10,540	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	10,540
15,575	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	15,575
9,765	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	9,765
	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project,
5,000	Rev., VRDO, 0.060%, 06/02/14	5,000
1,300	Rev., VRDO, 0.070%, 06/02/14	1,300
	Gulf Coast Waste Disposal Authority, Pollution Control, Exxon Project,
2,350	Rev., VRDO, 0.060%, 06/02/14	2,350
500	Rev., VRDO, 0.060%, 06/02/14	500
30,000	Harris County Industrial Development Corp., Marine Terminal, HFOTCO LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.050%, 06/09/14	30,000
	Harris County Industrial Development Corp., Pollution Control,
25,100	Rev., VRDO, 0.060%, 06/02/14	25,100
14,000	Rev., VRDO, 0.060%, 06/02/14	14,000
37,730	Houston Higher Education Finance Corp., Series 2042, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.060%, 06/09/14 (e)	37,730

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Texas — continued
600	Jefferson County Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.150%, 06/09/14	600
22,400	Jefferson County Port of Port Arthur Navigation District, Texaco, Inc. Project, Rev., VRDO, 0.060%, 06/02/14	22,400
	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project,
6,800	Rev., VRDO, 0.050%, 06/02/14	6,800
1,335	Series 2001, Subseries B-3, Rev., VRDO, 0.070%, 06/02/14	1,335
3,450	Series A, Rev., VRDO, 0.060%, 06/02/14	3,450
4,950	Series A-2, Rev., VRDO, 0.060%, 06/02/14	4,950
7,200	Series B, Rev., VRDO, 0.070%, 06/02/14	7,200
5,050	Subseries B-4, Rev., VRDO, 0.070%, 06/02/14	5,050
16,700	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Corp. Project, Rev., VRDO, 0.060%, 06/02/14	16,700
20,000	Midlothian Industrial Development Corp., Environmental Facilities, Holcim Project, Rev., VRDO, LOC: UBS AG, 0.040%, 06/09/14	20,000
6,750	North Texas Tollway Authority, Rev., LIQ: Citibank N.A., 0.090%, 06/09/14 (e)	6,750
8,500	Southeast Texas Housing Finance Corp., Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/09/14	8,500
575,000	State of Texas, Rev., TRAN, 2.000%, 08/28/14	577,496
	State of Texas, Veterans,
77,705	Series A, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.060%, 06/09/14	77,705
75,000	Series A, GO, VRDO, 0.070%, 06/09/14	75,000
67,735	Series C, GO, VRDO, 0.060%, 06/09/14	67,735
	State of Texas, Veterans’ Housing Assistance Program,
28,785	GO, VRDO, 0.070%, 06/09/14	28,785
25,000	Series C-2, GO, VRDO, 0.070%, 06/09/14	25,000
6,010	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, LIQ: FHLMC, LOC: FHLMC, 0.120%, 06/09/14	6,010
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System,
55,250	Series A, Rev., VRDO, 0.040%, 06/09/14	55,250
18,500	Series B, Rev., VRDO, 0.040%, 06/09/14	18,500
7,000	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Hill Development, Rev., VRDO, FNMA, LIQ: FNMA, 0.080%, 06/09/14	7,000
10,625	Texas City Industrial Development Corp., NRG Energy, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.060%, 06/09/14 (w)	10,625
9,050	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Road Apartments, Series A, Rev., VRDO, LIQ: FHLMC, 0.090%, 06/09/14	9,050
840	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project, Rev., VRDO, LIQ: FHLMC, 0.100%, 06/09/14	840
12,250	University of Texas System, Board of Regents, Permanent University Fund, Series A, Rev., VRDO, LIQ: University of Texas Permanent University Fund, 0.040%, 06/09/14	12,250
9,495	Wells Fargo Stage Trust, Various States, Series P04-E, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.070%, 06/09/14 (e)	9,495

		1,927,209

	Utah — 0.5%
23,700	Central Utah Water Conservancy District, Series A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.100%, 06/09/14	23,700
25,000	County of Emery, Pollution Control, PacifiCorp Projects, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/09/14	25,000
9,860	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.060%, 06/09/14	9,860
21,560	Puttable Floating Option Tax-Exempt Receipts, Series MT-847, Rev., LIQ: Bank of America N.A., 0.130%, 06/09/14 (e)	21,560

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utah — continued
	Utah Housing Finance Agency, Single Family Mortgage,
6,030	Series D-1, Rev., VRDO, AMT, 0.090%, 06/09/14	6,030
6,195	Series E-1, Rev., VRDO, AMT, 0.090%, 06/09/14	6,195
5,705	Series F-2, Class I, Rev., VRDO, 0.070%, 06/09/14	5,705

		98,050

	Vermont — 0.3%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.070%, 06/09/14	15,475
39,800	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev., VRDO, LOC: TD Bank N.A., 0.050%, 06/09/14	39,800

		55,275

	Virginia — 2.1%
1,055	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.090%, 06/09/14	1,055
22,930	Fairfax County EDA, Smithsonian Institution Issue, Series A, Rev., VRDO, 0.060%, 06/09/14	22,930
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
88,707	Series M017, Class A, Rev., VRDO, LIQ: FHLMC, 0.110%, 06/09/14	88,707
18,117	Series M019, Class A, Rev., VRDO, LIQ: FHLMC, 0.100%, 06/09/14	18,117
18,795	Series M023, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	18,795
22,195	Series M025, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	22,195
11,920	Series M026, Class A, Rev., VRDO, LIQ: FHLMC, 0.080%, 06/09/14	11,920
	Loudoun County IDA, Howard Hughes Medical,
36,900	Series C, Rev., VRDO, 0.030%, 06/09/14	36,900
16,000	Series D, Rev., VRDO, 0.030%, 06/09/14	16,000
34,435	Series E, Rev., VRDO, 0.040%, 06/09/14	34,435
33,005	Series F, Rev., VRDO, 0.040%, 06/09/14	33,005
8,155	Norfolk Redevelopment & Housing Authority, Old Dominion University Real Estate Foundation 45th Street Parking Garage LLC University Village Parking Facility Project, Rev., VRDO, LOC: Bank of America N.A., 0.080%, 06/02/14	8,155
30,000	Suffolk EDA, Hospital Facilities, EAGLE, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.140%, 06/09/14 (e)	30,000
2,875	Virginia College Building Authority, 21st Century College & Equipment Programs, Series C, Rev., VRDO, 0.070%, 06/02/14	2,875
34,865	Virginia College Building Authority, University of Richmond Project, Rev., VRDO, 0.070%, 06/02/14	34,865

		379,954

	Washington — 1.1%
7,500	Austin Trust, Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.110%, 06/09/14 (e)	7,500
17,000	Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 0.050%, 06/09/14	17,000
10,500	County of King, Series B, GO, VRDO, 0.060%, 06/09/14	10,500
27,800	County of King, Sewer, Series B, Rev., VRDO, LOC: Helaba, 0.050%, 06/09/14	27,800
10,580	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.060%, 06/09/14 (e)	10,580
32,250	King County, Multi-Modal Limited Tax Sewer, Series A, GO, VRDO, 0.060%, 06/09/14	32,250
20,300	King County, Washington School District, GO, 5.000%, 12/01/14	20,790
4,525	Puttable Floating Option Tax-Exempt Receipts, Series PT-4730, Rev., LIQ: Bank of America N.A., 0.060%, 06/09/14 (e)	4,525
475	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	475
10,000	University of Washington, Series 3005, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.080%, 06/02/14 (e)	10,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — continued
4,110	Washington Economic Development Finance Authority, Novelty Hill Properties LLC Project, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.060%, 06/09/14	4,110
2,935	Washington State Housing Finance Commission, Franke Tobey Jones Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.070%, 06/09/14	2,935
215	Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	215
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.080%, 06/09/14	2,545
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.090%, 06/09/14	13,600
8,095	Washington State Housing Finance Commission, Single Family Program, Series VR-1A, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.060%, 06/09/14	8,095
4,450	Washington State Housing Finance Commission, Spokane Community College Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.140%, 06/09/14	4,450
20,285	Wells Fargo Stage Trust, Various States, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	20,285

		197,655

	Wisconsin — 1.8%
	State of Wisconsin,
25,389	0.100%, 06/02/14	25,389
130,610	0.100%, 06/03/14	130,610
21,000	0.100%, 08/01/14	21,000
61,470	0.130%, 06/02/14	61,470
19,940	Wells Fargo Stage Trust, Various States, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.070%, 06/09/14 (e)	19,940
23,000	Wisconsin Health & Educational Facilities Authority, Prohealth Care, Inc. Obligated Group, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.080%, 06/02/14	23,000
	Wisconsin Housing & EDA, Home Ownership,
4,015	Series A, Rev., VRDO, LIQ: BMO Harris Bank N.A., 0.090%, 06/09/14	4,015
33,750	Series D, Rev., VRDO, AMT, 0.090%, 06/09/14	33,750

		319,174

	Wyoming — 0.3%
	County of Lincoln, PCR, Exxon Project,
2,900	Series A, Rev., VRDO, 0.050%, 06/02/14	2,900
1,600	Series B, Rev., VRDO, 0.050%, 06/02/14	1,600
12,600	County of Platte, Pollution Control, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.050%, 06/02/14	12,600
31,200	County of Sweetwater, Wyoming Pollution Control, PacifiCorp Project, Series A, Rev., VRDO, LOC: Bank of Nova Scotia, 0.060%, 06/09/14	31,200

		48,300

	Total Municipal Bonds (Cost $16,838,232)	16,838,232

SHARES
Variable Rate Demand Preferred Shares — 5.7%
34,200	BlackRock Muni Income Investment Trust, LIQ: Barclays Bank plc, 0.150%, 06/09/14 # (e)	34,200
82,600	BlackRock MuniYield Quality Fund, Inc., LIQ: Morgan Stanley Bank, 0.150%, 06/09/14 # (e)	82,600
22,100	BlackRock New York Muni Bond Trust, LIQ: Barclays Bank plc, 0.140%, 06/09/14 # (e)	22,100
27,600	BlackRock New York Muni Income Trust II, LIQ: Barclays Bank plc, 0.140%, 06/09/14 # (e)	27,600
24,000	Nuveen AMT-Free Municipal Income Fund, LIQ: Citibank N.A., 0.140%, 06/09/14 # (e)	24,000
14,100	Nuveen California AMT-Free Muni Income Fund, LIQ: Morgan Stanley Bank, 0.210%, 06/09/14 # (e)	14,100
	Nuveen California Dividend Advantage Municipal Fund
10,000	LIQ: Barclays Bank plc, 0.140%, 06/09/14 # (e)	10,000
59,200	LIQ: Morgan Stanley Bank, 0.210%, 06/09/14 # (e)	59,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
8,500	Nuveen California Performance Plus Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 # (e)	8,500
20,000	Nuveen California Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 # (e)	20,000
21,000	Nuveen California Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.130%, 06/09/14 # (e)	21,000
193,800	Nuveen Insured Municipal Opportunity Fund, Inc., LIQ: Citibank N.A., 0.150%, 06/09/14 # (e)	193,800
80,300	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 06/09/14 # (e)	80,300
94,500	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: Deutsche Bank AG, 0.180%, 06/09/14 # (e)	94,500
25,000	Nuveen New Jersey Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.140%, 06/09/14 # (e)	25,000
8,500	Nuveen New York Quality Income Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 06/09/14 # (e)	8,500
47,400	Nuveen New York Select Quality Municipal Fund, Inc., LIQ: Citibank N.A., 0.120%, 06/09/14 # (e)	47,400
16,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.150%, 06/09/14 # (e)	16,000
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, LIQ: Royal Bank of Canada, 0.160%, 06/09/14 # (e)	17,500
96,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 06/09/14 # (e)	96,700
40,000	Nuveen Premium Income Municipal Fund II, Inc., LIQ: Barclays Bank plc, 0.150%, 06/09/14 # (e)	40,000
40,000	Nuveen Select Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.150%, 06/09/14 # (e)	40,000
38,000	Nuveen Virginia Premium Income Municipal Fund, LIQ: Toronto-Dominion Bank, 0.160%, 06/09/14 # (e)	38,000

	Total Variable Rate Demand Preferred Shares (Cost $1,021,000)	1,021,000

	Total Investments — 99.1% (Cost $17,859,232)*	17,859,232
	Other Assets in Excess of Liabilities — 0.9%	161,842

	NET ASSETS — 100.0%	$18,021,074

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
SCAGO	—	South Carolina Association of Governmental Organizations
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2014.
XLCA	—	Insured by XL Capital Assurance

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(w)	—	When-issued security.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2014, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$17,859,232	$—	$17,859,232

(a)	All portfolio holdings designated as Level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.6%
478	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.395%, 01/25/35	407
127	Citigroup Mortgage Loan Trust, Series 2007-AMC1, Class A2A, VAR, 0.200%, 12/25/36	69
269	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	271
	Countrywide Asset-Backed Certificates,
611	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	593
10	Series 2004-1, Class 3A, VAR, 0.710%, 04/25/34	9
690	Series 2004-1, Class M1, VAR, 0.900%, 03/25/34	658
79	Series 2004-1, Class M2, VAR, 0.975%, 03/25/34	76
277	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35	278
	CWABS Revolving Home Equity Loan Trust,
58	Series 2004-I, Class A, VAR, 0.441%, 02/15/34	51
69	Series 2004-K, Class 2A, VAR, 0.451%, 02/15/34	61
45	GSAMP Trust, Series 2006-FM2, Class A2D, VAR, 0.390%, 09/25/36	21
75	Home Equity Asset Trust, Series 2005-8, Class M1, VAR, 0.580%, 02/25/36	64
27	Lehman XS Trust, Series 2006-18N, Class A2A, VAR, 0.300%, 12/25/36	24
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 0.900%, 02/25/34	1,054
187	Series 2004-1, Class M2, VAR, 0.975%, 02/25/34	182
29	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A3, VAR, 0.300%, 06/25/36	21
	New Century Home Equity Loan Trust,
740	Series 2005-1, Class M1, VAR, 0.825%, 03/25/35	697
463	Series 2005-3, Class M1, VAR, 0.630%, 07/25/35	460
80	Series 2005-C, Class A2D, VAR, 0.490%, 12/25/35	68
100	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, Series 2005-FM1, Class M2, VAR, 0.640%, 05/25/35	92
128	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 0.990%, 02/25/33	119
800	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WHQ3, Class M2, VAR, 0.600%, 06/25/35	768
1,610	RAMP Trust, Series 2005-EFC6, Class M1, VAR, 0.560%, 11/25/35	1,581
1,679	RASC Trust, Series 2006-KS1, Class A4, VAR, 0.450%, 02/25/36	1,623
25	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, VAR, 0.630%, 09/25/35	21

	Total Asset-Backed Securities (Cost $7,936)	9,268

Collateralized Mortgage Obligations — 5.5%
	Agency CMO — 2.0%
	Federal Home Loan Mortgage Corp. REMIC,
23	Series 2779, Class SM, IF, IO, 6.999%, 10/15/18	—	(h)
105	Series 2980, Class QB, 6.500%, 05/15/35	119
55	Series 3218, Class AS, IF, IO, 6.429%, 09/15/36	10
98	Series 3850, Class LS, IF, IO, 2.371%, 05/15/39	7
86	Series 3919, Class LS, IF, IO, 6.299%, 09/15/41	18
144	Series 3960, Class SJ, IF, IO, 6.499%, 08/15/40	25
169	Series 3960, Class SL, IF, IO, 6.349%, 11/15/41	35
203	Series 3962, Class KS, IF, IO, 1.934%, 06/15/38	15
351	Series 3989, Class SJ, IF, IO, 5.799%, 01/15/42	60
516	Series 3997, Class HS, IF, IO, 6.399%, 03/15/38	77
393	Series 4002, Class MI, IO, 4.000%, 01/15/39	72
171	Series 4013, Class SB, IF, IO, 6.299%, 03/15/42	44
671	Series 4019, Class SC, IF, IO, 6.299%, 03/15/42	128
488	Series 4027, Class SW, IF, IO, 5.769%, 04/15/42	85
113	Series 4033, Class SC, IF, IO, 6.399%, 10/15/36	23

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
327	Series 4050, Class EI, IO, 4.000%, 02/15/39	52
244	Series 4057, Class BS, IF, IO, 5.899%, 09/15/39	36
198	Series 4057, Class CS, IF, IO, 5.899%, 04/15/39	37
3,082	Series 4057, Class SA, IF, IO, 5.899%, 04/15/39	560
1,304	Series 4059, Class SP, IF, IO, 6.399%, 06/15/42	274
224	Series 4068, Class TS, IF, IO, 5.849%, 06/15/42	47
263	Series 4073, Class AS, IF, IO, 5.899%, 08/15/38	45
223	Series 4080, Class SA, IF, IO, 5.849%, 07/15/42	43
1,017	Series 4084, Class GS, IF, IO, 5.899%, 04/15/39	185
411	Series 4086, Class TS, IF, IO, 5.949%, 04/15/37	63
375	Series 4093, Class SD, IF, IO, 6.549%, 01/15/38	87
227	Series 4097, Class TS, IF, IO, 5.949%, 05/15/39	45
95	Series 4102, Class SW, IF, IO, 5.949%, 05/15/39	19
302	Series 4104, Class SC, IF, IO, 5.899%, 09/15/42	63
90	Series 4113, Class JS, IF, IO, 5.899%, 07/15/39	17
123	Series 4116, Class MS, IF, IO, 6.049%, 11/15/39	25
1,012	Series 4119, Class SC, IF, IO, 5.999%, 10/15/42	207
719	Series 4122, Class SJ, IF, IO, 5.999%, 12/15/40	150
104	Series 4123, Class SA, IF, IO, 6.049%, 09/15/39	19
264	Series 4123, Class SB, IF, IO, 5.999%, 10/15/42	62
172	Series 4132, Class SE, IF, IO, 6.049%, 12/15/40	35
1,056	Series 4152, Class SG, IF, IO, 6.349%, 02/15/42	207
	Federal National Mortgage Association REMIC,
221	Series 2004-17, Class DS, IF, IO, 7.000%, 11/25/32	6
427	Series 2006-3, Class SB, IF, IO, 6.550%, 07/25/35	57
123	Series 2006-125, Class SA, IF, IO, 6.570%, 01/25/37	18
78	Series 2007-37, Class SA, IF, IO, 5.970%, 05/25/37	13
150	Series 2007-44, Class HE, IF, IO, 6.270%, 05/25/37	25
167	Series 2007-91, Class AS, IF, IO, 6.250%, 10/25/37	24
460	Series 2008-17, Class KS, IF, IO, 6.200%, 11/25/37	74
345	Series 2011-101, Class SC, IF, IO, 6.350%, 10/25/40	59
198	Series 2011-124, Class DS, IF, IO, 6.400%, 08/25/40	33
138	Series 2012-14, Class LS, IF, IO, 6.350%, 03/25/42	31
587	Series 2012-30, Class MS, IF, IO, 6.300%, 04/25/42	114
213	Series 2012-63, Class DS, IF, IO, 6.400%, 03/25/39	41
1,253	Series 2012-73, Class LS, IF, IO, 5.900%, 06/25/39	241
774	Series 2012-74, Class AS, IF, IO, 5.900%, 03/25/39	147
113	Series 2012-76, Class DS, IF, IO, 6.400%, 05/25/39	23
452	Series 2012-83, Class LS, IF, IO, 5.250%, 08/25/42	73
192	Series 2012-84, Class QS, IF, IO, 6.500%, 09/25/31	42
315	Series 2012-94, Class KS, IF, IO, 6.500%, 05/25/38	71
275	Series 2012-94, Class SL, IF, IO, 6.550%, 05/25/38	63
220	Series 2012-98, Class SA, IF, IO, 5.900%, 05/25/39	42
120	Series 2012-107, Class QS, IF, IO, 5.950%, 10/25/40	26
93	Series 2012-110, Class MS, IF, IO, 5.850%, 10/25/42	24
289	Series 2012-114, Class DS, IF, IO, 5.950%, 08/25/39	58
268	Series 2012-114, Class HS, IF, IO, 6.000%, 03/25/40	52
1,032	Series 2012-115, Class DS, IF, IO, 5.950%, 10/25/42	201

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
334	Series 2012-120, Class SE, IF, IO, 6.050%, 02/25/39	66
249	Series 2012-124, Class DS, IF, IO, 6.000%, 04/25/40	49
308	Series 2012-137, Class CS, IF, IO, 6.050%, 08/25/41	66
107	Series 2012-145, Class IM, IO, 4.500%, 01/25/43	20
516	Series 2013-2, Class S, IF, IO, 6.000%, 02/25/43	116
188	Series 2013-9, Class SG, IF, IO, 6.050%, 03/25/39	38
	Federal National Mortgage Association STRIPS,
103	Series 366, Class 18, IO, 4.000%, 11/01/20	8
447	Series 390, Class C7, IO, 4.000%, 07/25/23	27
668	Series 390, Class C8, IO, 4.500%, 07/25/23	47
33	Federal National Mortgage Association Trust, Series 2003-W3, Class 2A5, 5.356%, 06/25/42	35
	Government National Mortgage Association,
407	Series 2010-42, Class ES, IF, IO, 5.531%, 04/20/40	66
88	Series 2011-85, Class SA, IF, IO, 5.971%, 06/20/41	15
94	Series 2012-93, Class MS, IF, IO, 6.501%, 07/20/42	23
119	Series 2013-69, Class SM, IF, IO, 6.051%, 05/20/43	18
138	Series 2013-165, Class ST, IF, IO, 6.001%, 11/20/43	25
95	Series 2014-2, Class NS, IF, IO, 6.001%, 01/20/44	14
169	Series 2014-68, Class SK, IF, IO, 6.050%, 05/20/44	25

		5,212

	Non-Agency CMO — 3.5%
1,652	Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,637
552	Banc of America Alternative Loan Trust, Series 2004-7, Class 3A1, 6.000%, 08/25/34	578
	Banc of America Mortgage Trust,
42	Series 2005-10, Class 1A13, 5.500%, 11/25/35	42
390	Series 2005-A, Class 3A1, VAR, 2.683%, 02/25/35	378
432	Series 2007-3, Class 1A1, 6.000%, 09/25/37	398
733	Chase Mortgage Finance Trust, Series 2006-S2, Class 1A9, 6.250%, 10/25/36	640
	Credit Suisse First Boston Mortgage Securities Corp.,
104	Series 2003-29, Class 7A1, 6.500%, 12/25/33	108
326	Series 2004-5, Class 4A1, 6.000%, 09/25/34	335
19	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 1A1, VAR, 0.650%, 02/25/35	17
365	GSR Mortgage Loan Trust, Series 2006-3F, Class 2A7, 5.750%, 03/25/36	351
20	HarborView Mortgage Loan Trust, Series 2004-9, Class 2A, VAR, 2.328%, 12/19/34	17
551	JP Morgan Mortgage Trust, Series 2005-S2, Class 4A3, 5.500%, 09/25/20	584
276	MASTR Alternative Loan Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	246
43	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	43
1,540	RALI Trust, Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,257
190	RESI Finance LP, (Cayman Islands), Series 2003-D, Class B3, VAR, 1.450%, 12/10/35 (e)	163
418	Residential Asset Securitization Trust, Series 2005-A15, Class 1A7, 6.000%, 02/25/36	399
384	RFMSI Trust, Series 2006-S9, Class A1, 6.250%, 09/25/36	360
186	Sequoia Mortgage Trust, Series 2013-4, Class A1, VAR, 2.325%, 04/25/43	169
	Springleaf Mortgage Loan Trust,
253	Series 2012-3A, Class M3, VAR, 4.440%, 12/25/59 (e)	261
182	Series 2012-3A, Class M4, VAR, 5.300%, 12/25/59 (e)	188
	Wells Fargo Mortgage-Backed Securities Trust,
134	Series 2005-16, Class A8, 5.750%, 01/25/36	140

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
664	Series 2007-8, Class 2A8, 6.000%, 07/25/37	651

		8,962

	Total Collateralized Mortgage Obligations (Cost $13,734)	14,174

Commercial Mortgage-Backed Securities — 4.7%
100	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class F, VAR, 3.651%, 09/15/26 (e)	101
	Bear Stearns Commercial Mortgage Securities Trust,
2,232	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42	2,318
1,997	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42	2,039
1,390	Series 2005-T20, Class A4A, VAR, 5.136%, 10/12/42	1,456
2,980	Commercial Mortgage Trust, Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,015
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,267
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.673%, 05/12/39	1,544
195	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	198

	Total Commercial Mortgage-Backed Securities (Cost $11,061)	11,938

Corporate Bonds — 39.3%
	Consumer Discretionary — 4.3%
	Auto Components — 0.1%
250	Goodyear Tire & Rubber Co. (The), 8.750%, 08/15/20	296

	Automobiles — 0.4%
500	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	570
500	Volkswagen Group of America Finance LLC, 2.125%, 05/23/19 (e)	501

		1,071

	Diversified Consumer Services — 0.1%
310	Service Corp. International, 7.500%, 04/01/27	336

	Hotels, Restaurants & Leisure — 0.7%
	Caesars Entertainment Operating Co., Inc.,
375	8.500%, 02/15/20	298
335	11.250%, 06/01/17	295
405	Darden Restaurants, Inc., 6.800%, 10/15/37	476
250	Marina District Finance Co., Inc., 9.875%, 08/15/18	264
	MGM Resorts International,
135	6.750%, 10/01/20	150
115	7.625%, 01/15/17	130
210	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	234

		1,847

	Internet & Catalog Retail — 0.2%
500	Amazon.com, Inc., 2.500%, 11/29/22	473

	Leisure Products — 0.4%
500	Hasbro, Inc., 3.150%, 05/15/21	505
500	Mattel, Inc., 3.150%, 03/15/23	492

		997

	Media — 1.7%
525	21st Century Fox America, Inc., 6.400%, 12/15/35	657
500	AMC Entertainment, Inc., 9.750%, 12/01/20	573
275	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22	294
975	Comcast Corp., 6.500%, 01/15/17	1,115
	DISH DBS Corp.,
60	6.750%, 06/01/21	68
60	7.875%, 09/01/19	71
1,065	NBCUniversal Media LLC, 4.375%, 04/01/21	1,178
250	Viacom, Inc., 4.250%, 09/01/23	264

		4,220

	Specialty Retail — 0.5%
250	Claire’s Stores, Inc., 9.000%, 03/15/19 (e)	257
250	Michael’s Stores, Inc., 7.750%, 11/01/18	265
300	Party City Holdings, Inc., 8.875%, 08/01/20	333
500	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	546

		1,401

	Textiles, Apparel & Luxury Goods — 0.2%
415	Hanesbrands, Inc., 6.375%, 12/15/20	450

	Total Consumer Discretionary	11,091

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Staples — 3.4%
	Beverages — 0.9%
	Anheuser-Busch InBev Worldwide, Inc.,
500	2.500%, 07/15/22	484
700	6.875%, 11/15/19	866
100	Constellation Brands, Inc., 7.250%, 09/01/16	112
	PepsiCo, Inc.,
250	2.250%, 01/07/19	255
500	3.600%, 03/01/24	514

		2,231

	Food & Staples Retailing — 0.8%
667	CVS Pass-Through Trust, 6.036%, 12/10/28	777
405	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40	432
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	859

		2,068

	Food Products — 0.6%
242	Big Heart Pet Brands, 7.625%, 02/15/19	252
232	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	249
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	540
500	H.J. Heinz Co., 4.250%, 10/15/20 (e)	500

		1,541

	Household Products — 0.7%
400	Central Garden & Pet Co., 8.250%, 03/01/18	409
500	Kimberly-Clark de Mexico S.A.B. de C.V., (Mexico), 3.800%, 04/08/24 (e)	514
750	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19	795

		1,718

	Tobacco — 0.4%
178	Altria Group, Inc., 9.700%, 11/10/18	236
725	Philip Morris International, Inc., 5.650%, 05/16/18	835

		1,071

	Total Consumer Staples	8,629

	Energy — 4.2%
	Energy Equipment & Services — 0.1%
250	Halliburton Co., 3.500%, 08/01/23	258

	Oil, Gas & Consumable Fuels — 4.1%
	BP Capital Markets plc, (United Kingdom),
300	2.750%, 05/10/23	288
500	3.814%, 02/10/24	518
300	BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22	323
475	ConocoPhillips, 6.500%, 02/01/39	642
850	DCP Midstream LLC, 9.750%, 03/15/19 (e)	1,095
500	Devon Energy Corp., 3.250%, 05/15/22	505
385	Enterprise Products Operating LLC, 7.550%, 04/15/38	538
350	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	402
350	Kinder Morgan Energy Partners LP, 2.650%, 02/01/19	355
500	Linn Energy LLC/Linn Energy Finance Corp., 7.750%, 02/01/21	539
250	Peabody Energy Corp., 6.250%, 11/15/21	250
1,000	Petrobras Global Finance B.V., (Netherlands), 4.375%, 05/20/23	956
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,663
500	Sunoco Logistics Partners Operations LP, 4.250%, 04/01/24	517
500	Total Capital International S.A., (France), 3.750%, 04/10/24	522
345	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	430
500	Western Gas Partners LP, 2.600%, 08/15/18	511
390	Williams Partners LP, 6.300%, 04/15/40	465

		10,519

	Total Energy	10,777

	Financials — 11.8%
	Banks — 3.8%
	Bank of America Corp.,
500	3.300%, 01/11/23	492
500	4.000%, 04/01/24	512
740	Series L, 5.650%, 05/01/18	842
690	6.500%, 08/01/16	768
700	Capital One Bank USA N.A., 8.800%, 07/15/19	902
	Citigroup, Inc.,
935	5.375%, 08/09/20	1,071
178	5.500%, 10/15/14 (m)	181
12	6.000%, 08/15/17	14
43	8.500%, 05/22/19	55

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
400	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	412
1,000	Mizuho Bank Ltd., (Japan), 2.450%, 04/16/19 (e)	1,012
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	1,985
750	Wells Fargo & Co., Series M, 3.450%, 02/13/23	745
825	Westpac Banking Corp., (Australia), 1.125%, 09/25/15	833

		9,824

	Capital Markets — 3.0%
500	Bank of New York Mellon Corp. (The), 2.200%, 05/15/19	505
350	BlackRock, Inc., 3.500%, 03/18/24	354
750	Credit Suisse, (Switzerland), 4.375%, 08/05/20	818
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	83
890	5.950%, 01/18/18	1,014
1,530	6.150%, 04/01/18	1,760
	Lehman Brothers Holdings, Inc.,
2,200	Series Escrow, 0.000%, 12/30/16 (d)	402
	Morgan Stanley,
885	3.450%, 11/02/15	920
395	5.500%, 01/26/20	451
560	6.625%, 04/01/18	656
550	UBS AG, (Switzerland), 5.750%, 04/25/18	632

		7,595

	Consumer Finance — 1.2%
295	Ally Financial, Inc., 6.250%, 12/01/17	330
500	Caterpillar Financial Services Corp., 2.850%, 06/01/22	498
	Ford Motor Credit Co. LLC,
500	4.375%, 08/06/23	531
200	5.000%, 05/15/18	222
220	6.625%, 08/15/17	254
719	HSBC Finance Corp., 6.676%, 01/15/21	861
500	Toyota Motor Credit Corp., 2.750%, 05/17/21	506

		3,202

	Diversified Financial Services — 1.1%
400	Berkshire Hathaway, Inc., 3.750%, 08/15/21	429
645	General Electric Capital Corp., 5.875%, 01/14/38	773
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e) (m)	895
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15 (m)	654

		2,751

	Insurance — 2.1%
400	Aflac, Inc., 3.625%, 06/15/23	410
500	American International Group, Inc., 4.125%, 02/15/24	526
250	Genworth Holdings, Inc., 4.900%, 08/15/23	268
250	Lincoln National Corp., 4.000%, 09/01/23	261
	MetLife, Inc.,
500	3.600%, 04/10/24	510
875	6.750%, 06/01/16	978
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e) (m)	1,502
	Prudential Financial, Inc.,
500	3.500%, 05/15/24	502
305	6.200%, 11/15/40	383

		5,340

	Real Estate Investment Trusts (REITs) — 0.4%
215	Geo Group, Inc. (The), 5.875%, 01/15/22	223
625	Health Care REIT, Inc., 4.700%, 09/15/17	686

		909

	Total Financials	29,621

	Health Care — 3.1%
	Biotechnology — 0.2%
400	Celgene Corp., 2.250%, 05/15/19	402

	Health Care Equipment & Supplies — 0.7%
250	Biomet, Inc., 6.500%, 08/01/20	271
250	Boston Scientific Corp., 4.125%, 10/01/23	261
	DJO Finance LLC/DJO Finance Corp.,
50	7.750%, 04/15/18	53
150	8.750%, 03/15/18	161
350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	397
750	Medtronic, Inc., 2.750%, 04/01/23	730

		1,873

	Health Care Providers & Services — 1.0%
750	HCA, Inc., 7.500%, 02/15/22	864

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
1,000	Quest Diagnostics, Inc., 2.700%, 04/01/19	1,012
	Tenet Healthcare Corp.,
500	6.750%, 02/01/20	535
50	8.000%, 08/01/20	55

		2,466

	Pharmaceuticals — 1.2%
750	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	733
400	Merck & Co., Inc., 4.150%, 05/18/43	395
400	Mylan, Inc., 7.875%, 07/15/20 (e)	445
826	Pfizer, Inc., 3.000%, 06/15/23	821
625	Valeant Pharmaceuticals International, Inc., 7.250%, 07/15/22 (e)	677

		3,071

	Total Health Care	7,812

	Industrials — 2.4%
	Aerospace & Defense — 0.6%
500	L-3 Communications Corp., 3.950%, 05/28/24	508
1,000	Northrop Grumman Corp., 3.250%, 08/01/23	991

		1,499

	Electrical Equipment — 0.0% (g)
100	General Cable Corp., 6.500%, 10/01/22 (e)	101

	Industrial Conglomerates — 0.4%
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,085

	Machinery — 0.5%
500	Caterpillar, Inc., 3.400%, 05/15/24	508
400	Oshkosh Corp., 8.500%, 03/01/20	434
400	Terex Corp., 6.000%, 05/15/21	427

		1,369

	Road & Rail — 0.4%
500	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40	599
300	Hertz Corp. (The), 5.875%, 10/15/20	317

		916

	Trading Companies & Distributors — 0.5%
350	HD Supply, Inc., 8.125%, 04/15/19	386
750	International Lease Finance Corp., 8.750%, 03/15/17	876

		1,262

	Total Industrials	6,232

	Information Technology — 2.0%
	Communications Equipment — 0.3%
320	Avaya, Inc., 7.000%, 04/01/19 (e)	317
300	Cisco Systems, Inc., 5.500%, 01/15/40	352

		669

	Electronic Equipment, Instruments & Components — 0.2%
400	CDW LLC/CDW Finance Corp., 8.500%, 04/01/19	435

	Internet Software & Services — 0.4%
500	Baidu, Inc., (Cayman Islands), 3.250%, 08/06/18	515
400	Google, Inc., 3.375%, 02/25/24	411

		926

	IT Services — 0.5%
	First Data Corp.,
567	12.625%, 01/15/21	682
283	PIK, 10.000%, 01/15/22 (e)	310
400	Xerox Corp., 2.800%, 05/15/20	401

		1,393

	Software — 0.4%
250	CA, Inc., 4.500%, 08/15/23	265
250	Epicor Software Corp., 8.625%, 05/01/19	272
460	Oracle Corp., 6.125%, 07/08/39	583

		1,120

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
350	3.850%, 05/04/43	325
260	VAR, 0.523%, 05/06/19	261

		586

	Total Information Technology	5,129

	Materials — 2.3%
	Chemicals — 0.8%
500	Dow Chemical Co. (The), 4.125%, 11/15/21	534
500	Ineos Finance plc, (United Kingdom), 8.375%, 02/15/19 (e)	549
500	LyondellBasell Industries N.V., (Netherlands), 6.000%, 11/15/21	598
481	Reichhold Industries, Inc., PIK, 11.000%, 05/08/17 (e)	320

		2,001

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		Containers & Packaging — 0.3%
	400	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	443
	245	Sealed Air Corp., 8.375%, 09/15/21 (e)	280

			723

		Metals & Mining — 1.0%
	930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	935
	700	FMG Resources August 2006 Pty Ltd., (Australia), 8.250%, 11/01/19 (e)	761
	1,005	Gold Fields Orogen Holding BVI Ltd., (United Kingdom), 4.875%, 10/07/20 (e)	914

			2,610

		Paper & Forest Products — 0.2%
	385	International Paper Co., 7.300%, 11/15/39	530

		Total Materials	5,864

		Telecommunication Services — 3.2%
		Diversified Telecommunication Services — 2.8%
	600	AT&T, Inc., 3.900%, 03/11/24	623
	765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18	879
	500	CenturyLink, Inc., Series T, 5.800%, 03/15/22	520
	60	GCI, Inc., 8.625%, 11/15/19	64
	350	Intelsat Jackson Holdings S.A., (Luxembourg), 6.625%, 12/15/22	365
	500	Level 3 Financing, Inc., 8.125%, 07/01/19	546
	480	Sprint Capital Corp., 8.750%, 03/15/32	556
	600	UPCB Finance III Ltd., (Cayman Islands), 6.625%, 07/01/20 (e)	637
		Verizon Communications, Inc.,
	1,000	4.150%, 03/15/24	1,048
	500	5.150%, 09/15/23	563
	710	6.350%, 04/01/19	846
	500	Windstream Corp., 7.750%, 10/01/21	542

			7,189

		Wireless Telecommunication Services — 0.4%
	675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	759
	250	MetroPCS Wireless, Inc., 7.875%, 09/01/18	264

			1,023

		Total Telecommunication Services	8,212

		Utilities — 2.8%
		Electric Utilities — 1.3%
	535	Entergy Arkansas, Inc., 3.750%, 02/15/21	570
	1,010	Nevada Power Co., 7.125%, 03/15/19	1,243
	440	Pacific Gas & Electric Co., 5.400%, 01/15/40	507
	165	Progress Energy, Inc., 6.000%, 12/01/39	206
	730	Xcel Energy, Inc., 4.700%, 05/15/20	816

			3,342

		Gas Utilities — 0.2%
	500	Korea Gas Corp., (South Korea), 2.875%, 07/29/18 (e)	514

		Independent Power & Renewable Electricity Producers — 0.2%
		AES Corp.,
	3	8.000%, 10/15/17	4
	149	8.000%, 06/01/20	178
		NRG Energy, Inc.,
	55	7.625%, 01/15/18	63
	200	8.250%, 09/01/20	221

			466

		Multi-Utilities — 1.1%
	385	Berkshire Hathaway Energy Co., 6.500%, 09/15/37	498
	630	Dominion Resources, Inc., 5.200%, 08/15/19	720
	300	DTE Energy Co., Series C, 3.500%, 06/01/24	303
	630	NiSource Finance Corp., 6.800%, 01/15/19	753
	560	TECO Finance, Inc., 5.150%, 03/15/20	633

			2,907

		Total Utilities	7,229

		Total Corporate Bonds (Cost $93,918)	100,596

	Event-Linked Bonds — 0.6%
EUR	250	Calypso Capital II Ltd., (Ireland), VAR, 2.613%, 01/09/17 (e)	343
	250	Embarcadero Reinsurance Ltd., (Bermuda), VAR, 5.000%, 08/07/15 (e)	255
	250	Everglades Re Ltd., (Bermuda), VAR, 7.520%, 04/28/17 (e)	251
	250	MetroCat Re Ltd., (Bermuda), VAR, 4.530%, 08/05/16 (e)	256
	250	Nakama Re Ltd., (Bermuda), VAR, 2.530%, 04/13/18 (e)	250
	250	Sanders Re Ltd., (Bermuda), VAR, 3.500%, 05/05/17 (e)	248

		Total Event-Linked Bonds (Cost $1,602)	1,603

	Mortgage Pass-Through Securities — 23.8%
	25	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 6.000%, 01/01/29	28

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9,000		TBA, 3.000%, 06/15/44	8,904
10,000		TBA, 3.500%, 06/15/44 - 07/15/44	10,275
5,000		TBA, 4.000%, 07/15/44	5,275
2,000		TBA, 4.500%, 06/15/44	2,163
1,678		6.000%, 02/01/36 - 08/01/38	1,878
12		7.000%, 12/01/25 - 02/01/26	13
40		7.500%, 10/01/26 - 02/01/27	45
22		8.000%, 04/01/26 - 07/01/26	23
		Federal National Mortgage Association, 15 Year, Single Family,
5,260		TBA, 4.000%, 06/25/29	5,599
4,035		TBA, 5.000%, 06/25/29	4,292
		Federal National Mortgage Association, 30 Year, Single Family,
2,000		TBA, 4.000%, 07/25/44	2,113
2,000		TBA, 5.500%, 06/25/44	2,229
686		6.000%, 05/01/37	771
222		6.500%, 04/01/29 - 03/01/35	254
76		7.000%, 02/01/35 - 03/01/35	87
6		7.500%, 03/01/35	6
		Government National Mortgage Association, 30 Year, Single Family,
8,500		TBA, 4.500%, 06/15/44	9,247
4,300		TBA, 5.000%, 06/15/44	4,718
2,400		TBA, 6.000%, 06/15/44	2,696
230		7.000%, 09/15/31	272

		Total Mortgage Pass-Through Securities (Cost $60,383)	60,888

Preferred Security — 0.0% (g) (x)
		Financials — 0.0% (g)
		Capital Markets — 0.0% (g)
3,795		Lehman Brothers Holdings, Inc., 5.857%, 07/14/14 (d) (i) (Cost $2,016)	—	(h)

Supranational — 1.2%
2,760		European Investment Bank, (Supranational), 4.875%, 02/16/16 (Cost $2,774)	2,971

U.S. Government Agency Securities — 2.9%
		Federal National Mortgage Association,
5,000		0.875%, 05/21/18	4,930
2,140		4.875%, 12/15/16	2,369

		Total U.S. Government Agency Securities (Cost $6,985)	7,299

U.S. Treasury Obligations — 2.1%
		U.S. Treasury Bonds,
660		3.500%, 02/15/39 (m)	692
2,150		3.625%, 08/15/43 (m)	2,282
2,225		3.875%, 08/15/40 (m)	2,481

		Total U.S. Treasury Obligations (Cost $4,698)	5,455

SHARES

Common Stock — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
3		Dex Media, Inc. (a) (Cost $764)	26

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
		Put Option Purchased: — 0.0% (g)
—	(h)	Eurodollar, Expiring 09/14/15, at $99.00, American Style (Cost $13)	6

NOTIONAL AMOUNT
		Payer Options Purchased on Interest Rate Swaps: — 0.0% (g)
262		Expiring 02/26/16. If exercised the Fund pays semi-annually 4.228% and receives quarterly floating 3 month LIBOR terminating 03/01/46, European Style. Counterparty: Citibank N.A.	8
166		Expiring 06/04/14. If exercised the Fund pays semi-annually 3.250% and receives quarterly floating 3 month LIBOR terminating 06/06/24, European Style. Counterparty: Citibank N.A.	—
143		Expiring 06/05/14. If exercised the Fund pays semi-annually 3.630% and receives quarterly floating 3 month LIBOR terminating 06/09/44, European Style. Counterparty: Citibank N.A.	—	(h)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTIONAL AMOUNT	SECURITY DESCRIPTION	VALUE
Options Purchased — continued
293	Expiring 06/06/14. If exercised the Fund pays semi-annually 2.850% and receives quarterly floating 3 month LIBOR terminating 06/10/24, European Style. Counterparty: Morgan Stanley Capital Services	—	(h)

	Total Payer Options Purchased on Interest Rate Swaps (Cost $31)	8

	Total Options Purchased (Cost $44)	14

PRINCIPAL AMOUNT
Short-Term Investments — 38.2%
	U.S. Treasury Obligations — 0.5%
	U.S. Treasury Bills,
895	0.033%, 10/02/14 (k) (n)	895
255	0.041%, 07/10/14 (k) (n)	255

	Total U.S. Treasury Obligations (Cost $1,150)	1,150

SHARES
	Investment Company — 37.7%
96,538	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) † (Cost $96,538)	96,538

	Total Short-Term Investments (Cost $97,688)	97,688

	Total Investments — 121.9% (Cost $303,603)	311,920
	Liabilities in Excess of Other Assets — (21.9)%	(56,017)

	NET ASSETS — 100.0%	$255,903

Percentages indicated are based on net assets.

TBA Short Commitment

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(1,401)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 06/25/44	(1,444)
(421)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.500%, 07/25/44	(432)
(310)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 06/25/44	(335)
(3,330)	Federal National Mortgage Association, 30 Year, Single Family, TBA, 5.000%, 06/25/44	(3,680)

	(Proceeds received of $5,822)	(5,891)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	Euro Bobl	06/06/14	2,765	24
92	10 Year U.S. Treasury Note	09/19/14	11,547	52
63	U.S. Long Bond	09/19/14	8,661	95
112	5 Year U.S. Treasury Note	09/30/14	13,413	25
44	90 Day Eurodollar	03/19/18	10,688	56
38	90 Day Eurodollar	06/18/18	9,217	44
	Short Futures Outstanding
(8)	Euro Bund	06/06/14	(1,601)	(26)
(11)	90 Day Sterling	09/17/14	(2,291)	(1)
(37)	10 Year U.S. Treasury Note	09/19/14	(4,644)	(24)
(14)	U.S. Long Bond	09/19/14	(1,925)	(15)
(2)	Ultra U.S. Treasury Bond	09/19/14	(300)	(5)
(39)	5 Year U.S. Treasury Note	09/30/14	(4,671)	(10)
(22)	90 Day Eurodollar	03/16/15	(5,482)	(13)
(37)	90 Day Eurodollar	06/15/15	(9,206)	(12)
(26)	90 Day Eurodollar	09/14/15	(6,457)	(9)
(35)	90 Day Eurodollar	12/14/15	(8,674)	— (h)
(69)	90 Day Eurodollar	03/14/16	(17,057)	(6)
(59)	90 Day Eurodollar	06/13/16	(14,545)	(35)
(15)	90 Day Eurodollar	09/19/16	(3,688)	(6)
(8)	90 Day Eurodollar	12/19/16	(1,962)	(5)

				129

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
3	EUR	Barclays Bank plc	07/11/14	4	4	—	(h)
56	EUR	Union Bank of Switzerland AG	09/26/14	76	76	—	(h)
42	EUR	Union Bank of Switzerland AG	09/29/14	57	57	—	(h)

6,994	JPY	Union Bank of Switzerland AG	09/26/14	69	69	—	(h)

216	NOK	Union Bank of Switzerland AG	10/03/14	34	36	2

363	SEK	Goldman Sachs International	06/09/14	55	54	(1)

244	TRY	Goldman Sachs International	06/17/14	116	116	—	(h)

603	ZAR	BNP Paribas	06/17/14	56	57	1
603	ZAR	Union Bank of Switzerland AG	06/17/14	57	57	—	(h)

				524	526	2

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
30	CAD	Goldman Sachs International	06/09/14	27	28	(1)
84	CAD	Union Bank of Switzerland AG	06/09/14	76	78	(2)

37,366	CLP	Barclays Bank plc ††	06/17/14	68	68	—	(h)
30,418	CLP	Deutsche Bank AG ††	06/17/14	54	56	(2)

257	EUR	Credit Suisse International	07/11/14	354	350	4

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
392	EUR	TD Bank Financial Group	09/26/14	538	534	4
42	EUR	Goldman Sachs International	09/29/14	58	57	1

6,994	JPY	Goldman Sachs International	09/26/14	68	68	—	(h)
12,430	JPY	Goldman Sachs International	11/28/14	122	122	—	(h)

462	NOK	Barclays Bank plc	08/11/14	78	77	1
216	NOK	State Street Corp.	10/03/14	34	36	(2)

363	SEK	Credit Suisse International	06/09/14	56	55	1

30	SGD	Credit Suisse International	09/15/14	24	24	—	(h)
88	SGD	Goldman Sachs International	09/15/14	70	70	—	(h)
57	SGD	Union Bank of Switzerland AG	09/15/14	46	46	—	(h)

122	TRY	Deutsche Bank AG	06/17/14	56	57	(1)
122	TRY	Union Bank of Switzerland AG	06/17/14	56	58	(2)

1,206	ZAR	Barclays Bank plc	06/17/14	116	114	2

				1,901	1,898	3

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642%	10	— (h)	— (h)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	20	1	(1)
United Mexican States, 5.950%, 03/19/19	1.000% quarterly	06/20/19	0.732	830	(13)	4
Barclays Bank plc:
People’s Republic of China, 4.250%, 10/28/14	1.000% quarterly	06/20/19	0.733	830	(12)	1
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	30	— (h)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	60	(1)	1
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	60	(1)	— (h)
H. J. Heinz Co., 6.375%, 07/15/28	1.000% quarterly	03/20/16	0.305	60	(1)	— (h)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	06/20/19	1.713	70	2	(4)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	70	2	(3)
Republic of South Africa, 5.500%, 03/09/20	1.000% quarterly	06/20/19	1.713	70	2	(3)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	70	2	(4)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	140	5	(10)
Citibank, N.A.:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.470	40	1	(1)
CenturyLink, Inc., 6.000%, 04/01/17	1.000% quarterly	06/20/19	1.642	60	2	(3)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	70	2	(4)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	150	5	(7)
Morgan Stanley Capital Services:
Alcoa, Inc., 5.720%, 02/23/19	1.000% quarterly	03/20/19	1.470	80	2	(3)
Republic of Turkey, 11.875%, 01/15/30	1.000% quarterly	06/20/19	1.779	70	2	(4)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	270	5	(11)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	350	6	(14)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	06/20/19	1.420	410	7	(16)

					18	(82)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997%		60	11	(12)
Barclays Bank plc:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		60	11	(18)
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.474		410	(52)	33
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.793		260	143	(148)
iTraxx Europe 21.1	1.000% quarterly	06/20/19	0.730	EUR	430	(9)	— (h)
Citibank, N.A.:
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.711		180	50	(153)
CMBX.NA.BBB-.4	5.000% monthly	02/17/51	111.711		210	59	(168)
Credit Suisse International:
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		30	6	(8)
ABX.HE.AAA.06-2	0.110% monthly	05/25/46	5.997		60	11	(15)
CMBX.NA.BBB-.5	5.000% monthly	02/15/51	83.068		180	49	(153)
Morgan Stanley Capital Services:
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.474		80	(10)	9
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.474		140	(18)	11
CDX.EM.21-FIX-V1	5.000% quarterly	06/20/19	2.474		140	(18)	14
CMBX.NA.AA.3	0.270% monthly	12/13/49	26.793		140	77	(81)
CMBX.NA.AJ.2	1.090% monthly	03/15/49	4.886		310	24	(39)
CMBX.NA.AM.1	0.500% monthly	10/12/52	0.712		150	— (h)	(24)
Royal Bank of Scotland:
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259		300	14	(2,098)
ABX.HE.PENAAA.06-2	0.110% monthly	05/25/46	9.259		1,300	61	(443)

						409	(3,293)

Centrally Cleared Credit Default Swaps - Buy Protection [1] Credit Indices:
REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]		VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
iTraxx Europe 20.1	5.000% quarterly	12/20/18	2.124%	EUR	150	(27)	10
CDX.NA.IG.22-V1-FIX-V1	1.000% quarterly	06/20/19	0.623		3,630	(74)	55
CDX.NA.IG.22-V1-FIX-V1	1.000% quarterly	06/20/19	0.623		2,300	(47)	41
CDX.NA.HY.22-V1	5.000% quarterly	06/20/19	3.131		150	(14)	11

						(162)	117

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398%	50	1	—	(h)
Barclays Bank plc:
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	10	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	10	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	20	(3)	3
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	20	(3)	3
BNP Paribas:
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	30	— (h)	1
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	60	— (h)	2
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	60	— (h)	3
H. J. Heinz Co., 6.375%, 07/15/28*	1.000% quarterly	03/20/18	0.935	60	— (h)	3
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.937	20	2	2
Citibank, N.A.:
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.675	110	5	4
Russian Federation, 2.250%, 03/31/30	1.000% quarterly	06/20/19	1.916	200	(8)	15
Credit Suisse International:
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	20	—	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	130	(3)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.937	20	2	2
Deutsche Bank AG, New York:
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	50	1	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	200	3	1
Boyd Gaming Corp., 6.750%, 04/15/14	5.000% quarterly	06/20/14	0.398	250	3	1
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	03/20/15	0.675	130	6	6
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	10	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	20	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	20	(3)	2
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	20	(3)	3
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/14	3.963	100	1	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.963	40	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	50	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	50	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	55	1	—	(h)
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	10	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	20	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	30	(1)	3
Union Bank of Switzerland AG:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	09/20/14	3.963	40	1	2
McClatchy Co. (The), 5.750%, 09/01/17	5.000% quarterly	06/20/14	0.567	100	1	3
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	06/20/14	61.117	10	— (h)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	10	(1)	1
RadioShack Corp., 6.750%, 05/15/19	5.000% quarterly	09/20/14	56.301	10	(1)	1
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	03/20/16	0.937	60	5	5

					5	95

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3	0.620% monthly	12/13/49	49.071%	260	(173)	181
Citibank, N.A.:
CMBX.NA.AJ.4	0.960% monthly	02/17/51	7.956	350	(67)	113
Morgan Stanley Capital Services:
CMBX.NA.A.3	0.620% monthly	12/13/49	49.071	140	(93)	98
CMBX.NA.AM.4	0.500% monthly	02/17/51	1.960	150	(6)	49

					(339)	441

Credit Default Swaps - Sell Protection [2] Credit Indices:
REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/14 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
CDX.NA.HY.22-V1*	5.000% quarterly	06/20/19	3.131%	680	63	(50)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate for the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection may offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE
Bank of America	1.393% semi-annually	3 month LIBOR quarterly	10/27/16	266	(5)

Centrally Cleared Interest Rate Swaps

RATE TYPE (r)
PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
1.456% semi-annually	3 month LIBOR quarterly	06/21/18	500	(6)
1.558% semi-annually	3 month LIBOR quarterly	07/05/18	500	(8)
1.541% semi-annually	3 month LIBOR quarterly	12/06/18	451	(5)
1.811% semi-annually	3 month LIBOR quarterly	04/30/19	1,877	(24)
1.616% semi-annually	3 month LIBOR quarterly	05/23/19	1,301	(2)
0.513% semi-annually	3 month LIBOR quarterly	06/03/19	16,610	— (h)
3 month LIBOR quarterly	3.455% semi-annually	04/30/44	463	13
3 month LIBOR quarterly	3.374% semi-annually	05/23/44	317	5
3 month LIBOR quarterly	3.978% semi-annually	03/01/46	92	7

				(20)

Return Swaps

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Citibank, N.A.:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	1,005	4
Credit Suisse International:
IOS Index 4.5% 30 year Fannie Mae Pools	4.500% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	328	1
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	915	4
IOS Index 5.0% 30 year Fannie Mae Pools	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	01/12/41	647	3

					12

OPTIONS WRITTEN

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
1 Year Mid Curve Euro Dollar, American Style	$99.000	12/09/14	22	(1)

(Premiums received of $7.)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ABX	—	Asset-Backed Securities Index
CAD	—	Canadian Dollar
CDX	—	Credit Default Swap Index
CLP	—	Chilean Peso
CMBX	—	Commercial Mortgage-Backed Securities Index
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
TBA	—	To Be Announced
TRY	—	Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
ZAR	—	South African Rand

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

†	—	Approximately $360 of this investment is restricted as collateral for swaps to various brokers
††	—	Non-deliverable forward.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of March 31, 2014.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	12,026
Aggregate gross unrealized depreciation	(3,709)

Net unrealized appreciation/depreciation	8,317

Federal income tax cost of investments	303,603

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly, basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$26	$—	$—		$26

Debt Securities
Asset-Backed Securities	—	136	9,132		9,268
Collateralized Mortgage Obligations
Agency CMO	—	4,929	283		5,212
Non-Agency CMO	—	8,350	612		8,962

Total Collateralized Mortgage Obligations	—	13,279	895		14,174

Commercial Mortgage-Backed Securities	—	11,938	—		11,938
Corporate Bonds
Consumer Discretionary	—	11,091	—		11,091
Consumer Staples	—	8,629	—		8,629
Energy	—	10,777	—		10,777
Financials	—	29,621	—		29,621
Health Care	—	7,812	—		7,812
Industrials	—	6,232	—		6,232
Information Technology	—	5,129	—		5,129
Materials	—	5,864	—		5,864
Telecommunication Services	—	8,212	—		8,212
Utilities	—	7,229	—		7,229

Total Corporate Bonds	—	100,596	—		100,596

Event-Linked Bonds	—	1,603	—		1,603
Mortgage Pass-Through Securities	—	60,888	—		60,888
Preferred Securities Financials	—	—	—	(a)	— (a)

Supranational	—	2,971	—		2,971
U.S. Government Agency Securities	—	7,299	—		7,299
U.S. Treasury Obligations	—	5,455	—		5,455
Options Purchased
Payer Options Purchased on Interest Rate Swaps	—	8	—		8
Put Option Purchased	6	—	—		6

Total Options Purchased	6	8	—		14

Short-Term Investments
Investment Company	96,538	—	—		96,538
U.S. Treasury Obligations	—	1,150	—		1,150

Total Investments in Securities	$96,570	$205,323	$10,027		$311,920

Liabilities
Debt Securities
Mortgage Pass-Through Securities	$—	$(5,891)	$—		$(5,891)
Options Written
Put Options Written	(1)	—	—		(1)

Total Liabilities	$(1)	$(5,891)	$—		$(5,892)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16	$—	$16
Futures Contracts	296	—	—	296
Swaps	—	253	—	253

Total Appreciation in Other Financial Instruments	$296	$269	$—	$565

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(11)	$—	$(11)
Futures Contracts	(167)	—	—	(167)
Swaps	—	(3,044)	—	(3,044)

Total Depreciation in Other Financial Instruments	$(167)	$(3,055)	$—	$(3,222)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended May 31, 2014.

Total Return Fund

	Balance as of 2/28/14		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/14
Investments in Securities
Asset-Backed Securities	$9,413		$—	$32	$17	$—	$(330)	$—	$—	$9,132
Collateralized Mortgage Obligations - Agency CMO	86		—	4	(23)	—	—	216	—	283
Collateralized Mortgage Obligations - Non - Agency CMO	605		—	14	— (a)	—	(7)	—	—	612
Corporate Bonds - Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

	$10,104		$—	$50	$(6)	$—	$(337)	$216	$—	$10,027

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $50,000.

Total Return Fund

Quantitative Information about Level 3 Fair Value Measurements # (amounts in thousands)

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$9,132	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (2.60%)
			Constant Default Rate	4.92% - 17.00% (7.28%)
			Yield (Discount Rate of Cash Flows)	(0.01%) - 6.29% (3.28%)

Asset-Backed Securities	9,132

	732	Discounted Cash Flow	Constant Prepayment Rate	4.00% (4.00%)
			Constant Default Rate	0.00% - 1.00% (0.61%)
			PSA Prepayment Model	209.00% - 596.00% (381.83%)
			Yield (Discount Rate of Cash Flows)	(7.25%) - 14.28% (3.16%)

Collateralized Mortgage Obligations	732

Total	$9,864

#	The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $163,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures contracts, forward foreign currency exchange contracts, options, swaps and other derivatives, in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (a) — (d) below describe the various derivatives used by the Fund.

(a). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the security.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. The Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subjects the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

(b). Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

(c). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(d). Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOI. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund uses total return swaps to gain long or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 28, 2014